UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway, Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2023

Date of reporting period: September 30, 2022

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

SEPTEMBER 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares S&P 100 ETF | OEF | NYSE Arca

•  iShares S&P 500 Growth ETF | IVW | NYSE Arca

•  iShares S&P 500 Value ETF | IVE | NYSE Arca

•  iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large-and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six-to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(20.20)%	(15.47)%

U.S. small cap equities (Russell 2000® Index)	(19.01)	(23.50)

International equities (MSCI Europe, Australasia, Far East Index)	(22.51)	(25.13)

Emerging market equities (MSCI Emerging Markets Index)	(21.70)	(28.11)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.58	0.63

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.81)	(16.20)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.22)	(14.60)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(6.30)	(11.50)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(10.42)	(14.15)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2022	iShares® S&P 100 ETF

Investment Objective

The iShares S&P 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities, as represented by the S&P 100® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(21.50)%	(16.71)%	9.65%	11.43%	(16.71)%	58.54%	195.07%
Fund Market	(21.49)	(16.60)	9.69	11.45	(16.60)	58.82	195.68
Index	(21.43)	(16.55)	9.87	11.65	(16.55)	60.14	200.97

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$ 785.00	$ 0.89		$ 1,000.00	$ 1,024.07	$ 1.01		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	31.3%
Health Care	15.0
Consumer Discretionary	13.6
Communication Services	11.0
Financials	9.6
Consumer Staples	7.7
Industrials	4.9
Energy	3.8
Utilities	1.7
Other (each representing less than 1%)	1.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple, Inc.	10.5%
Microsoft Corp.	8.7
Amazon.com, Inc.	5.0
Tesla, Inc.	3.6
Alphabet, Inc., Class A	2.9
Alphabet, Inc., Class C	2.6
Berkshire Hathaway, Inc., Class B	2.4
UnitedHealth Group, Inc.	2.4
Johnson & Johnson	2.2
Exxon Mobil Corp.	1.8

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2022	iShares® S&P 500 Growth ETF

Investment Objective

The iShares S&P 500 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 500 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(23.93)%	(21.24)%	11.22%	12.99%	(21.24)%	70.19%	239.13%
Fund Market	(23.94)	(21.18)	11.24	13.00	(21.18)	70.33	239.40
Index	(23.87)	(21.11)	11.42	13.19	(21.11)	71.70	245.29

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$ 760.70	$ 0.79		$ 1,000.00	$ 1,024.17	$ 0.91		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	42.8%
Consumer Discretionary	17.4
Health Care	12.3
Communication Services	10.5
Financials	6.9
Industrials	3.5
Real Estate	2.3
Consumer Staples	1.8
Materials	1.3
Energy	1.2
Utilities	0.0	(b)

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple, Inc.	14.3%
Microsoft Corp.	11.9
Amazon.com, Inc.	6.8
Tesla, Inc.	4.8
Alphabet, Inc., Class A	3.9
Alphabet, Inc., Class C	3.5
Meta Platforms, Inc., Class A	2.1
NVIDIA Corp.	2.1
Eli Lilly & Co.	1.7
Home Depot, Inc.	1.5

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2022	iShares® S&P 500 Value ETF

Investment Objective

The iShares S&P 500 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 500 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(16.51)%	(9.80)%	6.00%	9.45%	(9.80)%	33.80%	146.68%
Fund Market	(16.55)	(9.79)	6.01	9.45	(9.79)	33.86	146.76
Index	(16.43)	(9.63)	6.17	9.63	(9.63)	34.91	150.89

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$ 834.90	$ 0.83		$ 1,000.00	$ 1,024.17	$ 0.91		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Health Care	17.7%
Financials	14.9
Industrials	12.0
Consumer Staples	11.6
Information Technology	10.9
Energy	7.8
Consumer Discretionary	6.3
Utilities	6.1
Communication Services	5.8
Materials	3.6
Real Estate	3.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Berkshire Hathaway, Inc., Class B	3.1%
Johnson & Johnson	2.8
Exxon Mobil Corp.	2.3
Procter & Gamble Co.	1.9
UnitedHealth Group, Inc.	1.8
Chevron Corp.	1.7
Merck & Co., Inc.	1.4
Coca-Cola Co.	1.4
Walmart, Inc.	1.2
Walt Disney Co.	1.1

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2022	iShares® S&P Small-Cap 600 Value ETF

Investment Objective

The iShares S&P Small-Cap 600 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P SmallCap 600 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(18.76)%	(16.70)%	3.77%	9.31%	(16.70)%	20.35%	143.50%
Fund Market	(18.74)	(16.72)	3.78	9.31	(16.72)	20.36	143.55
Index	(18.66)	(16.41)	3.99	9.51	(16.41)	21.58	148.12

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$ 812.40	$ 0.82		$ 1,000.00	$ 1,024.17	$ 0.91		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	21.2%
Industrials	17.1
Consumer Discretionary	12.6
Health Care	9.5
Real Estate	8.5
Information Technology	7.5
Materials	6.7
Energy	6.0
Consumer Staples	5.8
Utilities	3.0
Communication Services	2.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

South Jersey Industries, Inc.	1.0%
Helmerich & Payne, Inc.	0.9
PBF Energy, Inc., Class A	0.9
CVB Financial Corp.	0.8
Hostess Brands, Inc.	0.7
First Hawaiian, Inc.	0.7
Agree Realty Corp.	0.7
Mr Cooper Group, Inc.	0.7
Simmons First National Corp., Class A	0.7
Resideo Technologies, Inc.	0.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) September 30, 2022	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co.(a)(b)	200,435	$24,268,670
General Dynamics Corp.	80,751	17,132,940
Lockheed Martin Corp.	84,739	32,733,828
Raytheon Technologies Corp.	530,194	43,401,681

		117,537,119

Air Freight & Logistics — 0.8%
FedEx Corp.	85,843	12,745,110
United Parcel Service, Inc., Class B	262,798	42,452,389

		55,197,499

Automobiles — 4.0%
Ford Motor Co.	1,419,754	15,901,245
General Motors Co.	524,177	16,820,840
Tesla, Inc.(a)	956,405	253,686,426

		286,408,511

Banks — 4.0%
Bank of America Corp.	2,510,239	75,809,218
Citigroup, Inc.	695,444	28,979,151
JPMorgan Chase & Co.	1,053,042	110,042,889
US Bancorp	486,079	19,598,705
Wells Fargo & Co.	1,362,025	54,780,646

		289,210,609

Beverages — 2.2%
Coca-Cola Co.	1,397,617	78,294,504
PepsiCo, Inc.	495,567	80,906,269

		159,200,773

Biotechnology — 2.2%
AbbVie, Inc.	634,896	85,209,392
Amgen, Inc.	192,085	43,295,959
Gilead Sciences, Inc.	449,881	27,753,159

		156,258,510

Capital Markets — 2.2%
Bank of New York Mellon Corp.	265,165	10,214,156
BlackRock, Inc.(c)	54,140	29,792,159
Charles Schwab Corp.	548,303	39,406,537
Goldman Sachs Group, Inc.	122,575	35,920,604
Morgan Stanley	480,860	37,992,748

		153,326,204

Chemicals — 0.8%
Dow, Inc.	257,279	11,302,267
Linde PLC	178,955	48,244,478

		59,546,745

Communications Equipment — 0.8%
Cisco Systems, Inc.	1,486,957	59,478,280

Consumer Finance — 0.6%
American Express Co.	215,379	29,056,781
Capital One Financial Corp.	137,612	12,683,698

		41,740,479

Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B(a)	648,086	173,051,924

Diversified Telecommunication Services — 1.4%
AT&T Inc.	2,558,839	39,252,590
Verizon Communications, Inc.	1,508,054	57,260,811

		96,513,401

Electric Utilities — 1.7%
Duke Energy Corp.	276,484	25,718,542

Security	Shares	Value

Electric Utilities (continued)
Exelon Corp.	355,813	$13,328,755
NextEra Energy, Inc.	705,522	55,319,980
Southern Co.	381,707	25,956,076

		120,323,353

Electrical Equipment — 0.2%
Emerson Electric Co.	212,217	15,538,529

Entertainment — 1.4%
Netflix, Inc.(a)(b)	159,687	37,596,707
Walt Disney Co.(a)(b)	654,632	61,751,437

		99,348,144

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	167,185	35,894,619
Simon Property Group, Inc.	117,392	10,535,932

		46,430,551

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	159,062	75,120,211
Walgreens Boots Alliance, Inc.	257,582	8,088,075
Walmart, Inc.	511,839	66,385,518

		149,593,804

Food Products — 0.5%
Kraft Heinz Co.	287,219	9,578,754
Mondelez International, Inc., Class A	492,150	26,984,584

		36,563,338

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	628,837	60,846,268
Medtronic PLC	477,119	38,527,359

		99,373,627

Health Care Providers & Services — 3.0%
CVS Health Corp.	471,418	44,959,135
UnitedHealth Group, Inc.	335,882	169,633,845

		214,592,980

Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc.(a)	14,258	23,428,888
McDonald’s Corp.	264,184	60,957,816
Starbucks Corp.	412,014	34,716,300

		119,103,004

Household Products — 1.8%
Colgate-Palmolive Co.	299,519	21,041,210
Procter & Gamble Co.	858,052	108,329,065

		129,370,275

Industrial Conglomerates — 1.2%
3M Co.	198,794	21,966,737
General Electric Co.	393,757	24,377,496
Honeywell International, Inc.	241,914	40,392,380

		86,736,613

Insurance — 0.4%
American International Group, Inc.	272,728	12,949,125
MetLife, Inc.	240,405	14,611,816

		27,560,941

Interactive Media & Services — 7.0%
Alphabet, Inc., Class A(a)	2,153,073	205,941,432
Alphabet, Inc., Class C, NVS(a)	1,925,344	185,121,826
Meta Platforms, Inc., Class A(a)	818,954	111,115,679

		502,178,937

Internet & Direct Marketing Retail — 5.0%
Amazon.com, Inc.(a)	3,182,631	359,637,303

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 4.5%
Accenture PLC, Class A	227,137	$58,442,350
International Business Machines Corp.	324,318	38,532,221
Mastercard, Inc., Class A	306,379	87,115,805
PayPal Holdings, Inc.(a)(b)	415,272	35,742,461
Visa, Inc., Class A	587,109	104,299,914

		324,132,751

Life Sciences Tools & Services — 1.9%
Danaher Corp.	235,092	60,721,913
Thermo Fisher Scientific, Inc.	140,685	71,354,025

		132,075,938

Machinery — 0.4%
Caterpillar, Inc.	189,564	31,103,661

Media — 0.8%
Charter Communications, Inc., Class A(a)	39,748	12,057,556
Comcast Corp., Class A	1,581,336	46,380,585

		58,438,141

Multiline Retail — 0.4%
Target Corp.	166,505	24,707,677

Oil, Gas & Consumable Fuels — 3.8%
Chevron Corp.	646,655	92,904,924
ConocoPhillips	457,128	46,782,479
Exxon Mobil Corp.	1,496,534	130,662,384

		270,349,787

Pharmaceuticals — 6.5%
Bristol-Myers Squibb Co.	766,738	54,507,404
Eli Lilly & Co.	283,191	91,569,810
Johnson & Johnson	944,099	154,228,013
Merck & Co., Inc.	909,663	78,340,178
Pfizer, Inc.	2,015,311	88,190,009

		466,835,414

Road & Rail — 0.6%
Union Pacific Corp.	224,242	43,686,826

Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.(a)	579,679	36,728,461
Broadcom, Inc.	145,006	64,384,114
Intel Corp.	1,474,401	37,995,314
NVIDIA Corp.	899,154	109,148,304
QUALCOMM, Inc.	403,253	45,559,524
Texas Instruments, Inc.	328,098	50,783,009

		344,598,726

Software — 10.6%
Adobe, Inc.(a)	168,051	46,247,635

Security	Shares	Value

Software (continued)
Microsoft Corp.	2,678,016	$623,709,926
Oracle Corp.	545,453	33,310,815
Salesforce, Inc.(a)	357,289	51,392,450

		754,660,826

Specialty Retail — 2.0%
Home Depot, Inc.	369,052	101,836,209
Lowe’s Cos., Inc.	229,502	43,102,770

		144,938,979

Technology Hardware, Storage & Peripherals — 10.5%
Apple Inc.	5,424,517	749,668,249

Textiles, Apparel & Luxury Goods — 0.5%
Nike, Inc., Class B(b)	453,759	37,716,448

Tobacco — 1.0%
Altria Group, Inc.	646,649	26,111,687
Philip Morris International, Inc.	556,641	46,206,769

		72,318,456

Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.(a)(b)	216,148	29,000,577

Total Long-Term Investments — 99.8% (Cost: $7,061,272,975)		7,138,053,909

Short-Term Securities(c)(d)

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(e)	19,741,638	19,747,561
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%	10,708,836	10,708,836

Total Short-Term Securities — 0.4% (Cost: $30,455,320)		30,456,397

Total Investments — 100.2% (Cost: $7,091,728,295)		7,168,510,306

Liabilities in Excess of Other Assets — (0.2)%		(13,127,508)

Net Assets — 100.0%		$7,155,382,798

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P 100 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$9,415,762	$10,327,378	(a)	$—		$3,335	$1,086	$19,747,561	19,741,638	$96,480	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,943,000	—		(6,234,164	)(a)	—	—	10,708,836	10,708,836	120,621		—
BlackRock, Inc.	37,188,333	6,170,775		(2,544,842)		613,091	(11,635,198)	29,792,159	54,140	493,939		—

						$616,426	$(11,634,112)	$60,248,556		$711,040		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	96	12/16/22	$17,287	$(1,828,277)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,828,277	$—	$—	$—	$1,828,277

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(962,171)	$—	$—	$—	$(962,171)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,953,922)	$—	$—	$—	$(2,953,922)

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P 100 ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$18,875,250

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$7,138,053,909	$—	$—	$7,138,053,909
Short-Term Securities
Money Market Funds	30,456,397	—	—	30,456,397

	$7,168,510,306	$—	$—	$7,168,510,306

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,828,277)	$—	$—	$(1,828,277)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
L3Harris Technologies, Inc.	146,630	$30,474,113
TransDigm Group, Inc.	41,161	21,602,116

		52,076,229

Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	299,730	26,469,156
United Parcel Service, Inc., Class B	574,920	92,872,577

		119,341,733

Auto Components — 0.1%
Aptiv PLC(a)	203,636	15,926,372

Automobiles — 4.8%
Tesla, Inc.(a)	4,868,097	1,291,262,729

Banks — 2.1%
Bank of America Corp.	5,621,946	169,782,769
Comerica, Inc.	104,617	7,438,269
First Republic Bank	334,748	43,701,351
JPMorgan Chase & Co.	2,465,606	257,655,827
Regions Financial Corp.	770,584	15,465,621
Signature Bank	114,760	17,328,760
SVB Financial Group(a)	108,243	36,345,835
Zions Bancorp NA	132,729	6,750,597

		554,469,029

Beverages — 0.8%
Keurig Dr Pepper, Inc.	373,595	13,382,173
Monster Beverage Corp.(a)	366,397	31,861,883
PepsiCo, Inc.	1,060,301	173,104,741

		218,348,797

Biotechnology — 2.3%
AbbVie, Inc.	1,745,095	234,209,200
Amgen, Inc.	400,874	90,357,000
Incyte Corp.(a)	143,990	9,595,494
Moderna, Inc.(a)(b)	614,106	72,618,034
Regeneron Pharmaceuticals, Inc.(a)	195,921	134,964,099
Vertex Pharmaceuticals, Inc.(a)	280,944	81,344,526

		623,088,353

Building Products — 0.2%
A O Smith Corp.	116,090	5,639,652
Fortune Brands Home & Security, Inc.	102,202	5,487,226
Johnson Controls International PLC	769,551	37,877,300
Masco Corp.	196,739	9,185,744

		58,189,922

Capital Markets — 3.4%
Ameriprise Financial, Inc.	120,883	30,456,472
BlackRock, Inc.(c)	143,173	78,785,238
Cboe Global Markets, Inc.	112,749	13,233,350
Charles Schwab Corp.	1,897,790	136,394,167
FactSet Research Systems, Inc.(b)	40,150	16,064,417
Franklin Resources, Inc.	231,463	4,981,084
Goldman Sachs Group, Inc.	623,925	182,841,221
Intercontinental Exchange, Inc.	580,626	52,459,559
MarketAxess Holdings, Inc.	32,427	7,214,683
Moody’s Corp.	190,796	46,384,416
Morgan Stanley	1,198,836	94,720,032
MSCI, Inc., Class A	147,481	62,206,011
Nasdaq, Inc.(b)	484,365	27,453,808
Raymond James Financial, Inc.	209,452	20,698,047

Security	Shares	Value

Capital Markets (continued)
S&P Global, Inc.	379,855	$115,988,724
T Rowe Price Group, Inc.	287,575	30,198,251

		920,079,480

Chemicals — 0.9%
Albemarle Corp.(b)	145,566	38,493,473
Celanese Corp.	78,549	7,096,117
CF Industries Holdings, Inc.	219,015	21,080,194
Linde PLC	464,558	125,240,191
Sherwin-Williams Co.	228,999	46,887,545

		238,797,520

Commercial Services & Supplies — 0.5%
Cintas Corp.	72,310	28,070,019
Copart, Inc.(a)	265,642	28,264,309
Republic Services, Inc.	165,531	22,518,837
Rollins, Inc.	189,626	6,576,230
Waste Management, Inc.	351,436	56,303,561

		141,732,956

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	451,525	50,972,657
Cisco Systems, Inc.	3,405,875	136,235,000
F5, Inc.(a)(b)	56,467	8,172,469
Motorola Solutions, Inc.	179,978	40,309,673

		235,689,799

Construction & Engineering — 0.1%
Quanta Services, Inc.	141,683	18,048,997

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	66,209	21,325,257
Vulcan Materials Co.	116,673	18,400,499

		39,725,756

Consumer Finance — 0.6%
American Express Co.	481,539	64,964,426
Capital One Financial Corp.	337,543	31,111,338
Discover Financial Services	500,462	45,502,005
Synchrony Financial	503,098	14,182,333

		155,760,102

Containers & Packaging — 0.1%
Avery Dennison Corp.	75,490	12,282,223
Sealed Air Corp.	143,205	6,374,055

		18,656,278

Distributors — 0.1%
LKQ Corp.	204,029	9,619,967
Pool Corp.	71,869	22,869,435

		32,489,402

Electric Utilities — 0.1%
NRG Energy, Inc.	425,554	16,285,952

Electrical Equipment — 0.2%
Generac Holdings, Inc.(a)(b)	116,525	20,757,764
Rockwell Automation, Inc.	109,446	23,542,929

		44,300,693

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	575,361	38,526,173
CDW Corp.	146,730	22,901,618
Keysight Technologies, Inc.(a)	247,236	38,905,057
Trimble, Inc.(a)(b)	252,319	13,693,352
Zebra Technologies Corp., Class A(a)	69,035	18,087,860

		132,114,060

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment — 0.8%
Live Nation Entertainment, Inc.(a)	111,932	$8,511,309
Netflix, Inc.(a)(b)	812,802	191,366,103
Take-Two Interactive Software, Inc.(a)	177,988	19,400,692

		219,278,104

Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	433,806	93,138,148
AvalonBay Communities, Inc.	107,303	19,764,140
Camden Property Trust	194,466	23,228,964
Crown Castle, Inc.(b)	355,759	51,424,963
Duke Realty Corp.	462,683	22,301,321
Equinix, Inc.(b)	76,456	43,491,231
Essex Property Trust, Inc.	51,460	12,465,156
Extra Space Storage, Inc.	244,772	42,274,572
Federal Realty Investment Trust	54,315	4,894,868
Invitation Homes, Inc.	488,643	16,501,474
Iron Mountain, Inc.	323,205	14,211,324
Mid-America Apartment Communities, Inc.	130,611	20,253,848
Prologis, Inc.	809,984	82,294,374
Public Storage(b)	170,791	50,009,313
SBA Communications Corp., Class A(b)	110,239	31,379,531
Simon Property Group, Inc.	361,151	32,413,302
UDR, Inc.	307,766	12,836,920
Weyerhaeuser Co.	565,667	16,155,449

		589,038,898

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	412,894	194,997,449

Food Products — 0.1%
Hershey Co.	121,290	26,740,806

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	1,696,422	164,145,793
ABIOMED, Inc.(a)	44,954	11,043,400
Align Technology, Inc.(a)	133,098	27,565,927
Dexcom, Inc.(a)(b)	716,418	57,700,306
Edwards Lifesciences Corp.(a)	715,239	59,100,198
Hologic, Inc.(a)(b)	335,624	21,654,460
IDEXX Laboratories, Inc.(a)	104,861	34,163,714
Intuitive Surgical, Inc.(a)(b)	450,796	84,497,202
ResMed, Inc.(b)	154,823	33,797,861
STERIS PLC	77,089	12,818,359
Stryker Corp.	251,904	51,020,636

		557,507,856

Health Care Providers & Services — 1.7%
HCA Healthcare, Inc.	228,726	42,037,551
Laboratory Corp. of America Holdings	87,465	17,913,707
Molina Healthcare, Inc.(a)	52,139	17,197,528
Quest Diagnostics, Inc.	97,839	12,003,867
UnitedHealth Group, Inc.	718,034	362,635,891

		451,788,544

Hotels, Restaurants & Leisure — 1.3%
Caesars Entertainment, Inc.(a)(b)	246,616	7,955,832
Chipotle Mexican Grill, Inc.(a)(b)	34,065	51,191,519
Domino’s Pizza, Inc.	44,096	13,678,579
Hilton Worldwide Holdings, Inc.	204,525	24,669,806
McDonald’s Corp.	605,128	139,627,235
Starbucks Corp.(b)	1,069,566	90,121,631
Yum! Brands, Inc.	244,135	25,961,316

		353,205,918

Household Durables — 0.2%
DR Horton, Inc.	307,039	20,679,077

Security	Shares	Value

Household Durables (continued)
Garmin Ltd.	145,382	$11,675,629
Newell Brands, Inc.	369,252	5,128,910
NVR, Inc.(a)	2,654	10,581,710

		48,065,326

Insurance — 0.8%
Aon PLC, Class A(b)	231,610	62,041,371
Arthur J. Gallagher & Co.(b)	169,631	29,044,220
Brown & Brown, Inc.	296,141	17,910,607
Cincinnati Financial Corp.	137,070	12,277,360
Marsh & McLennan Cos., Inc.	555,824	82,978,965

		204,252,523

Interactive Media & Services — 9.6%
Alphabet, Inc., Class A(a)	10,959,176	1,048,245,184
Alphabet, Inc., Class C, NVS(a)(b)	9,800,032	942,273,077
Meta Platforms, Inc., Class A(a)	4,168,492	565,580,994
Twitter, Inc.(a)	591,252	25,920,488

		2,582,019,743

Internet & Direct Marketing Retail — 7.0%
Amazon.com, Inc.(a)	16,199,634	1,830,558,642
eBay, Inc.	774,961	28,526,315
Etsy, Inc.(a)(b)	229,687	22,998,559

		1,882,083,516

IT Services — 3.5%
Accenture PLC, Class A	670,573	172,538,433
Akamai Technologies, Inc.(a)(b)	121,789	9,782,093
Automatic Data Processing, Inc.	402,974	91,148,689
Broadridge Financial Solutions, Inc.(b)	94,092	13,579,357
EPAM Systems, Inc.(a)(b)	105,115	38,071,602
Gartner, Inc.(a)	144,886	40,088,507
Mastercard, Inc., Class A	732,957	208,408,993
Paychex, Inc.	310,823	34,877,449
PayPal Holdings, Inc.(a)	1,140,695	98,179,619
VeriSign, Inc.(a)	80,024	13,900,169
Visa, Inc., Class A	1,285,000	228,280,250

		948,855,161

Life Sciences Tools & Services — 3.2%
Agilent Technologies, Inc.	328,368	39,913,130
Bio-Rad Laboratories, Inc., Class A(a)	22,003	9,178,332
Bio-Techne Corp.	71,181	20,215,404
Charles River Laboratories International, Inc.(a)	94,146	18,527,933
Danaher Corp.	813,701	210,170,831
Illumina, Inc.(a)(b)	140,067	26,723,383
IQVIA Holdings, Inc.(a)	249,430	45,181,750
Mettler-Toledo International, Inc.(a)(b)	25,961	28,144,839
PerkinElmer, Inc.(b)	231,246	27,825,831
Thermo Fisher Scientific, Inc.	716,102	363,199,773
Waters Corp.(a)	80,386	21,666,439
West Pharmaceutical Services, Inc.	135,687	33,389,857

		844,137,502

Machinery — 0.7%
Deere & Co.	233,627	78,005,719
Dover Corp.	118,903	13,861,712
IDEX Corp.	55,470	11,085,680
Illinois Tool Works, Inc.	211,605	38,226,443
Nordson Corp.	60,348	12,810,070
Otis Worldwide Corp.	306,241	19,538,176
Pentair PLC	169,607	6,891,132
Xylem, Inc.	135,247	11,815,178

		192,234,110

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	1,152,741	$31,504,412
Nucor Corp.	258,982	27,708,484

		59,212,896

Multiline Retail — 0.3%
Target Corp.	467,251	69,335,376

Oil, Gas & Consumable Fuels — 1.2%
APA Corp.	328,996	11,248,373
Devon Energy Corp.	1,195,172	71,865,693
Diamondback Energy, Inc.	325,656	39,228,522
EOG Resources, Inc.	491,888	54,958,646
Hess Corp.(b)	362,464	39,504,951
Occidental Petroleum Corp.(b)	559,763	34,397,436
ONEOK, Inc.	350,440	17,956,546
Pioneer Natural Resources Co.	244,879	53,023,650

		322,183,817

Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	249,400	53,845,460

Pharmaceuticals — 3.0%
Catalent, Inc.(a)	199,305	14,421,710
Eli Lilly & Co.	1,441,431	466,086,714
Pfizer, Inc.	5,539,299	242,399,724
Zoetis, Inc.	564,171	83,660,917

		806,569,065

Professional Services — 0.4%
CoStar Group, Inc.(a)	362,705	25,262,403
Equifax, Inc.	225,105	38,589,750
Jacobs Solutions, Inc.	102,256	11,093,753
Robert Half International, Inc.	135,413	10,359,095
Verisk Analytics, Inc.	145,430	24,800,178

		110,105,179

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)(b)	294,188	19,860,632

Road & Rail — 0.5%
JB Hunt Transport Services, Inc.	88,530	13,847,863
Old Dominion Freight Line, Inc.(b)	167,524	41,674,945
Union Pacific Corp.	468,759	91,323,628

		146,846,436

Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices, Inc.(a)(b)	2,950,555	186,947,165
Applied Materials, Inc.(b)	1,590,031	130,271,240
Broadcom, Inc.	420,718	186,802,999
Enphase Energy, Inc.(a)(b)	247,161	68,579,763
KLA Corp.	258,894	78,349,091
Lam Research Corp.	250,220	91,580,520
Microchip Technology, Inc.	482,695	29,458,876
Monolithic Power Systems, Inc.	81,423	29,589,118
NVIDIA Corp.(b)	4,576,707	555,566,463
NXP Semiconductors N.V.(b)	302,072	44,558,641
ON Semiconductor Corp.(a)(b)	601,802	37,510,318
Qorvo, Inc.(a)	92,646	7,357,019
QUALCOMM, Inc.	2,052,546	231,896,647
Skyworks Solutions, Inc.	139,505	11,895,591
SolarEdge Technologies, Inc.(a)(b)	76,765	17,768,027
Teradyne, Inc.	287,231	21,585,409
Texas Instruments, Inc.	818,324	126,660,189

		1,856,377,076

Software — 16.4%
Adobe, Inc.(a)	855,397	235,405,254

Security	Shares	Value

Software (continued)
ANSYS, Inc.(a)	99,216	$21,996,187
Autodesk, Inc.(a)	254,090	47,464,012
Cadence Design Systems, Inc.(a)	500,015	81,717,451
Ceridian HCM Holding, Inc.(a)(b)	114,986	6,425,418
Fortinet, Inc.(a)(b)	1,193,268	58,625,257
Intuit, Inc.	515,554	199,684,375
Microsoft Corp.	13,631,126	3,174,689,245
Oracle Corp.	2,776,353	169,551,878
Paycom Software, Inc.(a)(b)	66,909	22,079,301
PTC, Inc.(a)	96,331	10,076,223
Salesforce, Inc.(a)(b)	1,109,343	159,567,897
ServiceNow, Inc.(a)	369,200	139,413,612
Synopsys, Inc.(a)	187,333	57,232,105
Tyler Technologies, Inc.(a)	46,933	16,309,218

		4,400,237,433

Specialty Retail — 3.2%
Advance Auto Parts, Inc.	54,077	8,454,398
AutoZone, Inc.(a)	35,560	76,167,031
Bath & Body Works, Inc.	271,882	8,863,353
CarMax, Inc.(a)(b)	153,751	10,150,641
Home Depot, Inc.	1,427,646	393,944,637
Lowe’s Cos., Inc.	1,168,170	219,394,008
O’Reilly Automotive, Inc.(a)(b)	116,373	81,850,950
Tractor Supply Co.	202,697	37,677,318
Ulta Beauty, Inc.(a)(b)	52,703	21,143,917

		857,646,253

Technology Hardware, Storage & Peripherals — 14.4%
Apple Inc.	27,610,867	3,815,821,819
HP, Inc.	833,616	20,773,711
NetApp, Inc.	285,813	17,677,534
Seagate Technology Holdings PLC	258,729	13,772,145

		3,868,045,209

Textiles, Apparel & Luxury Goods — 0.4%
Nike, Inc., Class B	1,247,193	103,666,682

Trading Companies & Distributors — 0.2%
Fastenal Co.(b)	505,628	23,279,113
United Rentals, Inc.(a)	76,944	20,784,113

		44,063,226

Total Long-Term Investments — 99.8% (Cost: $23,667,167,454)		26,738,584,355

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities(c)(d)

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(e)	306,572,400	$306,664,372
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%	31,865,108	31,865,108

Total Short-Term Securities — 1.3% (Cost: $338,430,178)		338,529,480

Total Investments — 101.1% (Cost: $24,005,597,632)		27,077,113,835

Liabilities in Excess of Other Assets — (1.1)%		(295,371,994)

Net Assets — 100.0%		$26,781,741,841

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$67,653,659	$238,892,038	(a)	$—		$35,495	$83,180	$306,664,372	306,572,400	$191,951	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	48,780,000	—		(16,914,892	)(a)	—	—	31,865,108	31,865,108	271,671		—
BlackRock, Inc.	107,435,424	11,794,947		(10,427,484)		2,309,898	(32,327,547)	78,785,238	143,173	1,326,125		—

						$2,345,393	$(32,244,367)	$417,314,718		$1,789,747		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	218	12/16/22	$39,256	$(4,486,704)

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P 500 Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$4,486,704	$—	$—	$—	$4,486,704

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$86,149	$—	$—	$—	$86,149

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(7,370,510)	$—	$—	$—	$(7,370,510)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$41,512,538

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$26,738,584,355	$—	$—	$26,738,584,355
Short-Term Securities
Money Market Funds	338,529,480	—	—	338,529,480

	$27,077,113,835	$—	$—	$27,077,113,835

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(4,486,704)	$—	$—	$(4,486,704)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) September 30, 2022	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.0%
Boeing Co.(a)(b)	765,449	$92,680,565
General Dynamics Corp.	308,053	65,359,605
Howmet Aerospace, Inc.	511,346	15,815,932
Huntington Ingalls Industries, Inc.	54,505	12,072,857
L3Harris Technologies, Inc.	152,219	31,635,675
Lockheed Martin Corp.	323,759	125,064,864
Northrop Grumman Corp.(b)	199,857	93,996,744
Raytheon Technologies Corp.	2,026,496	165,888,962
Textron, Inc.(b)	290,722	16,937,464
TransDigm Group, Inc.	39,741	20,856,872

		640,309,540

Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	169,137	16,289,585
FedEx Corp.	327,069	48,559,934
United Parcel Service, Inc., Class B	573,287	92,608,782

		157,458,301

Airlines — 0.4%
Alaska Air Group, Inc.(a)	174,034	6,813,431
American Airlines Group, Inc.(a)(b)	893,064	10,752,491
Delta Air Lines, Inc.(a)	879,842	24,688,366
Southwest Airlines Co.(a)	813,908	25,100,923
United Airlines Holdings, Inc.(a)	449,035	14,607,108

		81,962,319

Auto Components — 0.1%
Aptiv PLC(a)(b)	219,677	17,180,938
BorgWarner, Inc.	325,902	10,233,323

		27,414,261

Automobiles — 0.6%
Ford Motor Co.	5,409,519	60,586,613
General Motors Co.	2,003,751	64,300,369

		124,886,982

Banks — 5.2%
Bank of America Corp.	5,372,888	162,261,218
Citigroup, Inc.	2,656,508	110,696,688
Citizens Financial Group, Inc.	679,183	23,336,728
Comerica, Inc.	97,736	6,949,030
Fifth Third Bancorp	943,010	30,138,600
Huntington Bancshares, Inc.	1,981,084	26,110,687
JPMorgan Chase & Co.	2,174,072	227,190,524
KeyCorp.	1,276,516	20,449,786
M&T Bank Corp.	241,342	42,553,421
PNC Financial Services Group, Inc.	562,174	84,000,039
Regions Financial Corp.	703,534	14,119,927
Truist Financial Corp.	1,822,822	79,365,670
US Bancorp	1,858,098	74,918,511
Wells Fargo & Co.	5,207,298	209,437,526
Zions Bancorp NA	106,884	5,436,120

		1,116,964,475

Beverages — 2.9%
Brown-Forman Corp., Class B	251,273	16,727,244
Coca-Cola Co.	5,343,463	299,340,797
Constellation Brands, Inc., Class A	218,962	50,291,192
Keurig Dr Pepper, Inc.	887,099	31,775,886
Molson Coors Beverage Co., Class B	260,169	12,485,510
Monster Beverage Corp.(a)(b)	252,896	21,991,836
PepsiCo, Inc.	1,098,733	179,379,150

		611,991,615

Security	Shares	Value

Biotechnology — 2.1%
AbbVie, Inc.	1,116,208	$149,806,276
Amgen, Inc.	433,733	97,763,418
Biogen, Inc.(a)	199,144	53,171,448
Gilead Sciences, Inc.	1,719,035	106,047,269
Incyte Corp.(a)	145,139	9,672,063
Vertex Pharmaceuticals, Inc.(a)	140,977	40,818,481

		457,278,955

Building Products — 0.6%
A O Smith Corp.	85,942	4,175,062
Allegion PLC	122,511	10,986,787
Carrier Global Corp.	1,153,732	41,026,710
Fortune Brands Home & Security, Inc.	94,541	5,075,906
Johnson Controls International PLC	370,383	18,230,251
Masco Corp.	161,742	7,551,734
Trane Technologies PLC	318,442	46,113,586

		133,160,036

Capital Markets — 2.5%
Ameriprise Financial, Inc.	58,334	14,697,251
Bank of New York Mellon Corp.	1,010,601	38,928,350
BlackRock, Inc.(c)	99,455	54,728,097
Cboe Global Markets, Inc.	60,791	7,135,040
Charles Schwab Corp.(b)	671,499	48,260,633
CME Group, Inc.	492,736	87,278,328
FactSet Research Systems, Inc.	21,876	8,752,806
Franklin Resources, Inc.	209,605	4,510,699
Intercontinental Exchange, Inc.	329,763	29,794,087
Invesco Ltd.	629,177	8,619,725
MarketAxess Holdings, Inc.	26,561	5,909,557
Moody’s Corp.	73,342	17,830,174
Morgan Stanley	938,563	74,155,863
Nasdaq, Inc.	101,004	5,724,907
Northern Trust Corp.	285,727	24,446,802
Raymond James Financial, Inc.	109,172	10,788,377
S&P Global, Inc.	182,603	55,757,826
State Street Corp.	505,207	30,721,638
T Rowe Price Group, Inc.	93,476	9,815,915

		537,856,075

Chemicals — 2.6%
Air Products and Chemicals, Inc.	304,812	70,938,897
Albemarle Corp.	51,356	13,580,581
Celanese Corp.	78,584	7,099,278
CF Industries Holdings, Inc.	110,241	10,610,696
Corteva, Inc.	987,549	56,438,425
Dow, Inc.	986,956	43,356,977
DuPont de Nemours, Inc.	688,374	34,694,050
Eastman Chemical Co.	169,859	12,068,482
Ecolab, Inc.	340,738	49,209,382
FMC Corp.	172,180	18,199,426
International Flavors & Fragrances, Inc.	350,365	31,823,653
Linde PLC	335,596	90,473,326
LyondellBasell Industries NV, Class A	348,322	26,221,680
Mosaic Co.	473,291	22,874,154
PPG Industries, Inc.	321,630	35,601,225
Sherwin-Williams Co.	152,250	31,173,187

		554,363,419

Commercial Services & Supplies — 0.5%
Cintas Corp.	63,667	24,714,893
Copart, Inc.(a)	94,636	10,069,270
Republic Services, Inc.	158,595	21,575,264

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Rollins, Inc.	178,700	$6,197,316
Waste Management, Inc.(b)	253,286	40,578,950

		103,135,693

Communications Equipment — 0.8%
Cisco Systems, Inc.	3,129,939	125,197,560
F5, Inc.(a)	38,307	5,544,172
Juniper Networks, Inc.	440,534	11,506,748
Motorola Solutions, Inc.(b)	94,016	21,056,764

		163,305,244

Construction & Engineering — 0.1%
Quanta Services, Inc.(b)	91,009	11,593,637

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	35,569	11,456,419
Vulcan Materials Co.	94,975	14,978,507

		26,434,926

Consumer Finance — 0.4%
American Express Co.	461,599	62,274,321
Capital One Financial Corp.	273,711	25,227,943
Synchrony Financial	286,521	8,077,027

		95,579,291

Containers & Packaging — 0.5%
Amcor PLC	2,065,207	22,159,671
Avery Dennison Corp.	54,945	8,939,552
Ball Corp.	429,179	20,737,929
International Paper Co.	500,707	15,872,412
Packaging Corp. of America	128,098	14,384,124
Sealed Air Corp.	90,402	4,023,793
Westrock Co.	348,174	10,755,095

		96,872,576

Distributors — 0.2%
Genuine Parts Co.	194,365	29,022,582
LKQ Corp.	203,059	9,574,232

		38,596,814

Diversified Financial Services — 3.1%
Berkshire Hathaway, Inc., Class B(a)	2,477,809	661,624,559

Diversified Telecommunication Services — 1.8%
AT&T Inc.	9,779,192	150,012,805
Lumen Technologies, Inc.	1,317,424	9,590,847
Verizon Communications, Inc.	5,765,689	218,923,211

		378,526,863

Electric Utilities — 3.9%
Alliant Energy Corp.	344,840	18,273,072
American Electric Power Co., Inc.	706,010	61,034,564
Constellation Energy Corp.	449,173	37,366,702
Duke Energy Corp.	1,058,146	98,428,741
Edison International	524,191	29,658,727
Entergy Corp.	279,551	28,131,217
Evergy, Inc.	313,683	18,632,770
Eversource Energy	476,105	37,117,146
Exelon Corp.	1,362,940	51,055,732
FirstEnergy Corp.	743,229	27,499,473
NextEra Energy, Inc.	2,697,399	211,503,055
PG&E Corp.(a)	2,481,514	31,018,925
Pinnacle West Capital Corp.	153,311	9,890,093
PPL Corp.	1,011,717	25,647,026
Southern Co.	1,457,826	99,132,168
Xcel Energy, Inc.	751,712	48,109,568

		832,498,979

Security	Shares	Value

Electrical Equipment — 0.9%
AMETEK, Inc.(b)	315,494	$35,780,174
Eaton Corp. PLC	547,372	72,997,530
Emerson Electric Co.	812,606	59,499,011
Rockwell Automation, Inc.	76,579	16,472,909

		184,749,624

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	384,204	25,726,300
CDW Corp.	75,626	11,803,706
Corning, Inc.	1,045,526	30,341,164
Keysight Technologies, Inc.(a)	61,028	9,603,366
TE Connectivity Ltd.	439,100	48,459,076
Teledyne Technologies, Inc.(a)	64,404	21,734,418
Trimble, Inc.(a)(b)	149,926	8,136,484
Zebra Technologies Corp., Class A(a)	18,883	4,947,535

		160,752,049

Energy Equipment & Services — 0.6%
Baker Hughes Co.	1,389,654	29,127,148
Halliburton Co.	1,246,112	30,679,277
Schlumberger NV	1,937,563	69,558,512

		129,364,937

Entertainment — 1.9%
Activision Blizzard, Inc.	978,342	72,729,944
Electronic Arts, Inc.	363,003	42,003,077
Live Nation Entertainment, Inc.(a)(b)	112,011	8,517,316
Take-Two Interactive Software, Inc.(a)	81,925	8,929,825
Walt Disney Co.(a)	2,502,833	236,092,237
Warner Bros Discovery, Inc.(a)	3,035,911	34,912,977

		403,185,376

Equity Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities, Inc.	204,055	28,606,471
American Tower Corp.	313,522	67,313,173
AvalonBay Communities, Inc.	110,985	20,442,327
Boston Properties, Inc.	195,319	14,643,065
Crown Castle, Inc.	327,313	47,313,094
Digital Realty Trust, Inc.	394,976	39,173,720
Duke Realty Corp.	184,370	8,886,634
Equinix, Inc.	67,587	38,446,189
Equity Residential	464,920	31,251,922
Essex Property Trust, Inc.	50,119	12,140,325
Federal Realty Investment Trust	58,001	5,227,050
Healthpeak Properties, Inc.	739,028	16,938,522
Host Hotels & Resorts, Inc.	981,162	15,580,853
Invitation Homes, Inc.(b)	433,073	14,624,875
Iron Mountain, Inc.	153,632	6,755,199
Kimco Realty Corp.	847,583	15,604,003
Mid-America Apartment Communities, Inc.	60,567	9,392,125
Prologis, Inc.	406,722	41,322,955
Public Storage	88,600	25,942,966
Realty Income Corp.	848,716	49,395,271
Regency Centers Corp.	212,873	11,463,211
SBA Communications Corp., Class A	64,963	18,491,718
Simon Property Group, Inc.	179,948	16,150,333
UDR, Inc.	187,802	7,833,221
Ventas, Inc.	548,651	22,039,311
VICI Properties, Inc.	1,323,548	39,507,908
Vornado Realty Trust	214,647	4,971,225
Welltower, Inc.	636,796	40,958,719
Weyerhaeuser Co.	588,468	16,806,646

		687,223,031

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.(b)	297,838	$140,659,953
Kroger Co.	893,260	39,080,125
Sysco Corp.	700,158	49,508,172
Walgreens Boots Alliance, Inc.	985,810	30,954,434
Walmart, Inc.	1,956,896	253,809,411

		514,012,095

Food Products — 2.1%
Archer-Daniels-Midland Co.	770,363	61,975,703
Campbell Soup Co.	275,079	12,961,722
Conagra Brands, Inc.	658,119	21,474,423
General Mills, Inc.	818,665	62,717,926
Hershey Co.	110,732	24,413,084
Hormel Foods Corp.	395,615	17,976,746
J M Smucker Co.	146,985	20,197,209
Kellogg Co.	350,421	24,410,327
Kraft Heinz Co.	1,094,656	36,506,778
Lamb Weston Holdings, Inc.	197,512	15,283,478
McCormick & Co., Inc., NVS(b)	343,521	24,482,742
Mondelez International, Inc., Class A	1,879,730	103,065,596
Tyson Foods, Inc., Class A	398,012	26,240,931

		451,706,665

Gas Utilities — 0.1%
Atmos Energy Corp.	191,635	19,518,025

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	1,128,902	109,232,557
ABIOMED, Inc.(a)	27,784	6,825,417
Baxter International, Inc.	692,096	37,276,291
Becton Dickinson and Co.	390,983	87,122,742
Boston Scientific Corp.(a)	1,967,422	76,198,254
Cooper Cos., Inc.	68,235	18,007,216
DENTSPLY SIRONA, Inc.	294,571	8,351,088
Edwards Lifesciences Corp.(a)	315,032	26,031,094
Hologic, Inc.(a)	89,569	5,778,992
IDEXX Laboratories, Inc.(a)	35,047	11,418,313
Intuitive Surgical, Inc.(a)	152,361	28,558,546
Medtronic PLC	1,823,349	147,235,432
ResMed, Inc.	84,220	18,385,226
STERIS PLC(b)	80,233	13,341,143
Stryker Corp.	273,007	55,294,838
Teleflex, Inc.	64,352	12,964,354
Zimmer Biomet Holdings, Inc.	288,141	30,125,142

		692,146,645

Health Care Providers & Services — 5.5%
AmerisourceBergen Corp.	213,399	28,879,287
Cardinal Health, Inc.	374,389	24,964,258
Centene Corp.(a)	785,505	61,120,144
Cigna Corp.	418,536	116,131,184
CVS Health Corp.	1,801,946	171,851,590
DaVita, Inc.(a)(b)	77,030	6,375,773
Elevance Health, Inc.	329,342	149,600,310
HCA Healthcare, Inc.	123,898	22,771,213
Henry Schein, Inc.(a)	187,971	12,362,853
Humana, Inc.	173,919	84,383,760
Laboratory Corp. of America Holdings	58,764	12,035,455
McKesson Corp.	197,523	67,132,142
Molina Healthcare, Inc.(a)	40,356	13,311,023
Quest Diagnostics, Inc.	86,410	10,601,643
UnitedHealth Group, Inc.	744,815	376,161,367
Universal Health Services, Inc., Class B(b)	89,459	7,888,495

		1,165,570,497

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc.(a)	54,439	$89,454,709
Caesars Entertainment, Inc.(a)(b)	101,941	3,288,617
Carnival Corp.(a)(b)	1,365,238	9,597,623
Chipotle Mexican Grill, Inc.(a)(b)	12,592	18,922,754
Darden Restaurants, Inc.	168,954	21,342,269
Domino’s Pizza, Inc.	16,274	5,048,195
Expedia Group, Inc.(a)	207,859	19,474,310
Hilton Worldwide Holdings, Inc.	221,962	26,773,056
Las Vegas Sands Corp.(a)(b)	448,948	16,844,529
Marriott International, Inc., Class A(b)	379,117	53,129,456
McDonald’s Corp.	555,163	128,098,311
MGM Resorts International	451,272	13,411,804
Norwegian Cruise Line Holdings Ltd.(a)(b)	571,493	6,492,160
Royal Caribbean Cruises Ltd.(a)	303,387	11,498,367
Starbucks Corp.	770,134	64,891,491
Wynn Resorts Ltd.(a)(b)	142,135	8,958,769
Yum! Brands, Inc.	206,426	21,951,341

		519,177,761

Household Durables — 0.4%
DR Horton, Inc.(b)	204,997	13,806,548
Garmin Ltd.	102,989	8,271,047
Lennar Corp., Class A	351,431	26,199,181
Mohawk Industries, Inc.(a)	72,935	6,650,943
Newell Brands, Inc.	241,005	3,347,559
NVR, Inc.(a)	2,230	8,891,188
PulteGroup, Inc.	319,229	11,971,088
Whirlpool Corp.	75,324	10,154,428

		89,291,982

Household Products — 2.8%
Church & Dwight Co., Inc.	333,821	23,848,172
Clorox Co.	169,259	21,731,163
Colgate-Palmolive Co.	1,143,297	80,316,614
Kimberly-Clark Corp.	463,984	52,216,760
Procter & Gamble Co.	3,280,563	414,171,079

		592,283,788

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	915,783	20,696,696

Industrial Conglomerates — 1.6%
3M Co.	758,896	83,858,008
General Electric Co.	1,506,960	93,295,893
Honeywell International, Inc.	924,573	154,375,954

		331,529,855

Insurance — 3.6%
Aflac, Inc.	790,266	44,412,949
Allstate Corp.	371,460	46,257,914
American International Group, Inc.	1,045,018	49,617,455
Aon PLC, Class A	115,522	30,944,878
Arthur J. Gallagher & Co.(b)	161,873	27,715,895
Assurant, Inc.	73,221	10,636,815
Brown & Brown, Inc.	99,101	5,993,628
Chubb Ltd.(b)	572,736	104,169,224
Cincinnati Financial Corp.	116,701	10,452,909
Everest Re Group Ltd.	54,159	14,213,488
Globe Life, Inc.	123,755	12,338,373
Hartford Financial Services Group, Inc.	443,361	27,461,780
Lincoln National Corp.	214,254	9,407,893
Loews Corp.	276,603	13,785,894
Marsh & McLennan Cos., Inc.	266,900	39,845,501
MetLife, Inc.	920,754	55,963,428
Principal Financial Group, Inc.	318,633	22,989,371

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Progressive Corp.	803,831	$93,413,200
Prudential Financial, Inc.	510,352	43,777,995
Travelers Cos., Inc.	326,132	49,963,422
W R Berkley Corp.	279,058	18,021,566
Willis Towers Watson PLC(b)	151,465	30,435,377

		761,818,955

Interactive Media & Services — 0.2%
Match Group, Inc.(a)	388,899	18,569,927
Twitter, Inc.(a)	478,500	20,977,440

		39,547,367

Internet & Direct Marketing Retail — 0.0%
eBay, Inc.	170,736	6,284,792

IT Services — 5.1%
Accenture PLC, Class A	364,264	93,725,127
Akamai Technologies, Inc.(a)(b)	126,547	10,164,255
Automatic Data Processing, Inc.	268,113	60,644,479
Broadridge Financial Solutions, Inc.	90,216	13,019,973
Cognizant Technology Solutions Corp., Class A	711,207	40,851,730
DXC Technology Co.(a)	317,943	7,783,245
Fidelity National Information Services, Inc.	835,528	63,140,851
Fiserv, Inc.(a)	878,961	82,244,381
FleetCor Technologies, Inc.(a)	102,532	18,063,062
Global Payments, Inc.	380,897	41,155,921
International Business Machines Corp.	1,239,427	147,256,322
Jack Henry & Associates, Inc.	100,126	18,249,966
Mastercard, Inc., Class A	620,699	176,489,554
Paychex, Inc.	206,763	23,200,876
PayPal Holdings, Inc.(a)	731,082	62,924,228
VeriSign, Inc.(a)(b)	67,343	11,697,479
Visa, Inc., Class A(b)	1,279,464	227,296,780

		1,097,908,229

Leisure Products — 0.1%
Hasbro, Inc.	178,567	12,038,987

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	164,201	19,958,631
Bio-Rad Laboratories, Inc., Class A(a)	13,197	5,504,997
Danaher Corp.	287,916	74,365,824
Illumina, Inc.(a)(b)	109,953	20,977,933
IQVIA Holdings, Inc.(a)	68,802	12,462,794
Mettler-Toledo International, Inc.(a)	11,510	12,478,221
Waters Corp.(a)(b)	21,507	5,796,782

		151,545,182

Machinery — 2.5%
Caterpillar, Inc.	724,181	118,823,618
Cummins, Inc.	193,760	39,432,098
Deere & Co.	206,401	68,915,230
Dover Corp.	107,153	12,491,897
Fortive Corp.	489,405	28,532,311
IDEX Corp.	60,948	12,180,458
Illinois Tool Works, Inc.	228,454	41,270,215
Ingersoll Rand, Inc.(b)	554,080	23,969,501
Nordson Corp.	29,402	6,241,163
Otis Worldwide Corp.	345,730	22,057,574
PACCAR, Inc.	477,860	39,992,103
Parker-Hannifin Corp.	176,417	42,747,603
Pentair PLC	93,497	3,798,783
Snap-on, Inc.	72,939	14,686,268
Stanley Black & Decker, Inc.	203,938	15,338,177

Security	Shares	Value

Machinery (continued)
Westinghouse Air Brake Technologies Corp.	249,945	$20,333,026
Xylem, Inc.(b)	144,743	12,644,748

		523,454,773

Media — 1.4%
Charter Communications, Inc., Class A(a)	152,341	46,212,642
Comcast Corp., Class A	6,044,962	177,298,735
DISH Network Corp., Class A(a)(b)	333,620	4,613,965
Fox Corp., Class A, NVS	421,163	12,921,281
Fox Corp., Class B	191,909	5,469,406
Interpublic Group of Cos., Inc.	534,021	13,670,938
News Corp., Class A, NVS	533,183	8,056,395
News Corp., Class B(b)	165,109	2,545,981
Omnicom Group, Inc.	281,510	17,760,466
Paramount Global, Class B, NVS	698,426	13,298,031

		301,847,840

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,099,727	30,055,539
Newmont Corp.	1,085,534	45,624,994
Nucor Corp.	165,602	17,717,758

		93,398,291

Multiline Retail — 0.7%
Dollar General Corp.	311,955	74,825,526
Dollar Tree, Inc.(a)	290,084	39,480,433
Target Corp.	286,759	42,552,168

		156,858,127

Multi-Utilities — 1.8%
Ameren Corp.	354,056	28,519,211
CenterPoint Energy, Inc.	865,106	24,378,687
CMS Energy Corp.	398,807	23,226,520
Consolidated Edison, Inc.	487,292	41,790,162
Dominion Energy, Inc.	1,141,153	78,865,084
DTE Energy Co.	266,196	30,625,850
NiSource, Inc.	561,477	14,143,606
Public Service Enterprise Group, Inc.	685,567	38,549,432
Sempra Energy	430,549	64,556,517
WEC Energy Group, Inc.	433,492	38,767,189

		383,422,258

Oil, Gas & Consumable Fuels — 7.2%
APA Corp.	202,698	6,930,245
Chevron Corp.	2,472,331	355,199,795
ConocoPhillips	1,747,362	178,825,027
Coterra Energy, Inc.	1,092,440	28,534,533
EOG Resources, Inc.	434,907	48,592,159
EQT Corp.	507,752	20,690,894
Exxon Mobil Corp.	5,721,649	499,557,174
Hess Corp.(b)	110,572	12,051,242
Kinder Morgan, Inc.	2,724,682	45,338,708
Marathon Oil Corp.	927,500	20,942,950
Marathon Petroleum Corp.	683,052	67,847,555
Occidental Petroleum Corp.(b)	604,217	37,129,135
ONEOK, Inc.	348,886	17,876,919
Phillips 66	661,094	53,363,508
Pioneer Natural Resources Co.	144,258	31,236,185
Valero Energy Corp.	541,421	57,850,834
Williams Cos., Inc.	1,674,588	47,943,454

		1,529,910,317

Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	130,610	28,198,699

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 6.2%
Bristol-Myers Squibb Co.	2,931,371	$208,391,164
Catalent, Inc.(a)	98,345	7,116,244
Johnson & Johnson	3,609,540	589,654,455
Merck & Co., Inc.	3,477,880	299,515,026
Organon & Co.	351,157	8,217,074
Pfizer, Inc.	3,542,991	155,041,286
Viatris, Inc.	1,665,018	14,185,953
Zoetis, Inc.	217,814	32,299,638

		1,314,420,840

Professional Services — 0.4%
CoStar Group, Inc.(a)	270,786	18,860,245
Jacobs Solutions, Inc.	98,873	10,726,732
Leidos Holdings, Inc.	187,148	16,369,835
Nielsen Holdings PLC(a)	497,512	13,791,033
Robert Half International, Inc.	46,060	3,523,590
Verisk Analytics, Inc.	105,653	18,017,006

		81,288,441

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)(b)	220,719	14,900,740

Road & Rail — 1.2%
CSX Corp.	2,942,642	78,391,983
JB Hunt Transport Services, Inc.	46,415	7,260,234
Norfolk Southern Corp.	321,768	67,458,661
Union Pacific Corp.	505,251	98,433,000

		251,543,878

Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices, Inc.	714,353	99,537,947
Broadcom, Inc.	238,160	105,745,422
Intel Corp.	5,634,668	145,205,394
Microchip Technology, Inc.	394,503	24,076,518
Micron Technology, Inc.	1,516,017	75,952,452
NXP Semiconductors N.V	133,456	19,686,095
ON Semiconductor Corp.(a)(b)	142,778	8,899,353
Qorvo, Inc.(a)	72,798	5,780,889
Skyworks Solutions, Inc.	116,098	9,899,676
SolarEdge Technologies, Inc.(a)(b)	18,662	4,319,506
Texas Instruments, Inc.	640,397	99,120,648

		598,223,900

Software — 1.1%
ANSYS, Inc.(a)	45,129	10,005,099
Autodesk, Inc.(a)	107,492	20,079,506
Ceridian HCM Holding, Inc.(a)(b)	124,898	6,979,300
Citrix Systems, Inc.(a)	171,352	17,803,473
NortonLifeLock, Inc.	815,459	16,423,344
Paycom Software, Inc.(a)	16,459	5,431,305
PTC, Inc.(a)(b)	71,985	7,529,631
Roper Technologies, Inc.	145,687	52,394,873
Salesforce, Inc.(a)	533,286	76,707,858
Synopsys, Inc.(a)	69,324	21,179,175
Tyler Technologies, Inc.(a)	21,693	7,538,318

		242,071,882

Specialty Retail — 1.3%
Advance Auto Parts, Inc.	42,949	6,714,647
Bath & Body Works, Inc.	107,340	3,499,284
Best Buy Co., Inc.	273,915	17,349,776
CarMax, Inc.(a)(b)	103,285	6,818,876

Security	Shares	Value

Specialty Retail (continued)
Home Depot, Inc.	338,202	$93,323,460
Ross Stores, Inc.(b)	480,893	40,524,853
TJX Cos., Inc.	1,610,144	100,022,145
Ulta Beauty, Inc.(a)(b)	31,332	12,570,085

		280,823,126

Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co.	1,782,407	21,353,236
HP, Inc.	629,345	15,683,277
NetApp, Inc.	88,010	5,443,418
Seagate Technology Holdings PLC	71,737	3,818,561
Western Digital Corp.(a)	430,378	14,008,804

		60,307,296

Textiles, Apparel & Luxury Goods — 0.4%
Nike, Inc., Class B	798,835	66,399,165
Ralph Lauren Corp.	59,332	5,039,067
Tapestry, Inc.	344,414	9,791,690
VF Corp.	456,733	13,660,884

		94,890,806

Tobacco — 1.3%
Altria Group, Inc.	2,474,816	99,933,070
Philip Morris International, Inc.	2,127,831	176,631,251

		276,564,321

Trading Companies & Distributors — 0.3%
Fastenal Co.	410,678	18,907,615
United Rentals, Inc.(a)	38,483	10,395,028
WW Grainger, Inc.	62,177	30,416,367

		59,719,010

Water Utilities — 0.1%
American Water Works Co., Inc.	249,822	32,516,832

Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.(a)	825,609	110,771,960

Total Long-Term Investments — 99.9% (Cost: $22,759,454,758)		21,317,300,435

Short-Term Securities(c)(d)

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(e)	249,754,690	249,829,616
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%	17,574,566	17,574,566

Total Short-Term Securities — 1.2% (Cost: $267,306,141)		267,404,182

Total Investments — 101.1% (Cost: $23,026,760,899)		21,584,704,617

Liabilities in Excess of Other Assets — (1.1)%		(241,594,951)

Net Assets — 100.0%		$21,343,109,666

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P 500 Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$121,421,682	$128,328,101	(a)	$—		$(1,814)	$81,647	$249,829,616	249,754,690	$282,117	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	38,340,000	—		(20,765,434	)(a)	—	—	17,574,566	17,574,566	255,029		—
BlackRock, Inc.	71,414,743	11,382,875		(7,768,347)		2,788,716	(23,089,890)	54,728,097	99,455	931,499		—

						$2,786,902	$(23,008,243)	$322,132,279		$1,468,645		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	241	12/16/22	$43,398	$(3,910,208)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$3,910,208	$—	$—	$—	$3,910,208

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(9,010,111)	$—	$—	$—	$(9,010,111)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(7,206,552)	$—	$—	$—	$(7,206,552)

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P 500 Value ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$46,330,788

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$640,309,540	$—	$—	$640,309,540
Air Freight & Logistics	157,458,301	—	—	157,458,301
Airlines	81,962,319	—	—	81,962,319
Auto Components	27,414,261	—	—	27,414,261
Automobiles	124,886,982	—	—	124,886,982
Banks	1,116,964,475	—	—	1,116,964,475
Beverages	611,991,615	—	—	611,991,615
Biotechnology	457,278,955	—	—	457,278,955
Building Products	133,160,036	—	—	133,160,036
Capital Markets	537,856,075	—	—	537,856,075
Chemicals	554,363,419	—	—	554,363,419
Commercial Services & Supplies	103,135,693	—	—	103,135,693
Communications Equipment	163,305,244	—	—	163,305,244
Construction & Engineering	11,593,637	—	—	11,593,637
Construction Materials	26,434,926	—	—	26,434,926
Consumer Finance	95,579,291	—	—	95,579,291
Containers & Packaging	96,872,576	—	—	96,872,576
Distributors	38,596,814	—	—	38,596,814
Diversified Financial Services	661,624,559	—	—	661,624,559
Diversified Telecommunication Services	378,526,863	—	—	378,526,863
Electric Utilities	832,498,979	—	—	832,498,979
Electrical Equipment	184,749,624	—	—	184,749,624
Electronic Equipment, Instruments & Components	160,752,049	—	—	160,752,049
Energy Equipment & Services	129,364,937	—	—	129,364,937
Entertainment	403,185,376	—	—	403,185,376
Equity Real Estate Investment Trusts (REITs)	687,223,031	—	—	687,223,031
Food & Staples Retailing	514,012,095	—	—	514,012,095
Food Products	451,706,665	—	—	451,706,665
Gas Utilities	19,518,025	—	—	19,518,025
Health Care Equipment & Supplies	692,146,645	—	—	692,146,645
Health Care Providers & Services	1,165,570,497	—	—	1,165,570,497
Hotels, Restaurants & Leisure	519,177,761	—	—	519,177,761
Household Durables	89,291,982	—	—	89,291,982
Household Products	592,283,788	—	—	592,283,788
Independent Power and Renewable Electricity Producers	20,696,696	—	—	20,696,696
Industrial Conglomerates	331,529,855	—	—	331,529,855
Insurance	761,818,955	—	—	761,818,955
Interactive Media & Services	39,547,367	—	—	39,547,367
Internet & Direct Marketing Retail	6,284,792	—	—	6,284,792
IT Services	1,097,908,229	—	—	1,097,908,229
Leisure Products	12,038,987	—	—	12,038,987
Life Sciences Tools & Services	151,545,182	—	—	151,545,182
Machinery	523,454,773	—	—	523,454,773
Media	301,847,840	—	—	301,847,840
Metals & Mining	93,398,291	—	—	93,398,291
Multiline Retail	156,858,127	—	—	156,858,127
Multi-Utilities	383,422,258	—	—	383,422,258

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P 500 Value ETF

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Oil, Gas & Consumable Fuels	$1,529,910,317	$—	$—	$1,529,910,317
Personal Products	28,198,699	—	—	28,198,699
Pharmaceuticals	1,314,420,840	—	—	1,314,420,840
Professional Services	81,288,441	—	—	81,288,441
Real Estate Management & Development	14,900,740	—	—	14,900,740
Road & Rail	251,543,878	—	—	251,543,878
Semiconductors & Semiconductor Equipment	598,223,900	—	—	598,223,900
Software	224,268,409	17,803,473	—	242,071,882
Specialty Retail	280,823,126	—	—	280,823,126
Technology Hardware, Storage & Peripherals	60,307,296	—	—	60,307,296
Textiles, Apparel & Luxury Goods	94,890,806	—	—	94,890,806
Tobacco	276,564,321	—	—	276,564,321
Trading Companies & Distributors	59,719,010	—	—	59,719,010
Water Utilities	32,516,832	—	—	32,516,832
Wireless Telecommunication Services	110,771,960	—	—	110,771,960
Short-Term Securities
Money Market Funds	267,404,182	—	—	267,404,182

	$21,566,901,144	$17,803,473	$—	$21,584,704,617

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(3,910,208)	$—	$—	$(3,910,208)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) September 30, 2022	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
AAR Corp.(a)	470,020	$16,836,116
Aerojet Rocketdyne Holdings, Inc.(a)	507,609	20,299,284
AeroVironment, Inc.(a)(b)	161,525	13,464,724
Kaman Corp.	393,197	10,981,992
Moog, Inc., Class A	405,873	28,553,166
National Presto Industries, Inc.	71,946	4,680,087
Park Aerospace Corp.	146,787	1,620,529

		96,435,898

Air Freight & Logistics — 1.1%
Atlas Air Worldwide Holdings, Inc.(a)(b)	361,385	34,537,564
Hub Group, Inc., Class A(a)(b)	476,550	32,872,419

		67,409,983

Airlines — 0.7%
Allegiant Travel Co.(a)	216,225	15,780,101
Hawaiian Holdings, Inc.(a)(b)	720,943	9,480,400
SkyWest, Inc.(a)	705,338	11,468,796
Sun Country Airlines Holdings, Inc.(a)(b)	183,795	2,501,450

		39,230,747

Auto Components — 0.9%
American Axle & Manufacturing Holdings, Inc.(a)(b)	1,608,209	10,984,067
Dorman Products, Inc.(a)(b)	131,017	10,759,116
LCI Industries	117,077	11,878,632
Motorcar Parts of America, Inc.(a)(b)	264,689	4,028,567
Patrick Industries, Inc.	161,503	7,080,292
Standard Motor Products, Inc.	261,311	8,492,608

		53,223,282

Automobiles — 0.2%
Winnebago Industries, Inc.(b)	218,420	11,622,128

Banks — 12.1%
Allegiance Bancshares, Inc.(b)	265,765	11,063,797
Ameris Bancorp	392,867	17,565,084
Banc of California, Inc.(b)	431,517	6,891,326
BancFirst Corp.	114,620	10,255,051
BankUnited, Inc.	1,091,959	37,312,239
Banner Corp.	273,103	16,134,925
Berkshire Hills Bancorp, Inc.	641,641	17,516,799
Brookline Bancorp, Inc.	606,278	7,063,139
Central Pacific Financial Corp.	147,928	3,060,630
City Holding Co.(b)	110,100	9,764,769
Columbia Banking System, Inc.	1,102,132	31,840,593
Community Bank System, Inc.	406,600	24,428,528
CVB Financial Corp.	1,841,477	46,626,198
Dime Community Bancshares, Inc.	233,732	6,843,673
Eagle Bancorp, Inc.	182,903	8,197,712
FB Financial Corp.	256,547	9,802,661
First Bancorp/Southern Pines NC	250,025	9,145,915
First Commonwealth Financial Corp.	592,257	7,604,580
First Financial Bancorp	1,329,498	28,025,818
First Hawaiian, Inc.	1,786,017	43,989,599
Hanmi Financial Corp.	191,075	4,524,656
Heritage Financial Corp.	491,923	13,021,202
Hilltop Holdings, Inc.	315,186	7,832,372
Hope Bancorp, Inc.	1,674,253	21,162,558
Independent Bank Corp.(b)	373,062	27,804,311
Independent Bank Group, Inc.	496,407	30,474,426
National Bank Holdings Corp., Class A	177,027	6,548,229
NBT Bancorp, Inc.	600,316	22,781,992
Northwest Bancshares, Inc.	1,777,952	24,020,132
OFG Bancorp	331,241	8,324,086

Security	Shares	Value

Banks (continued)
Pacific Premier Bancorp, Inc.	745,202	$23,071,454
Park National Corp.	74,897	9,323,179
Renasant Corp.	784,030	24,524,458
S&T Bancorp, Inc.	548,565	16,078,440
Seacoast Banking Corp. of Florida(b)	413,067	12,487,015
Simmons First National Corp., Class A	1,798,159	39,181,885
Southside Bancshares, Inc.	158,893	5,618,456
Stellar Bancorp, Inc.	120,187	3,515,470
Tompkins Financial Corp.	98,180	7,129,832
Trustmark Corp.	857,628	26,269,146
United Community Banks, Inc.	535,065	17,710,651
Westamerica Bancorp	377,112	19,719,186

		724,256,172

Beverages — 0.1%
National Beverage Corp.	140,392	5,410,708

Biotechnology — 0.8%
Anika Therapeutics, Inc.(a)(b)	98,475	2,343,705
Eagle Pharmaceuticals, Inc.(a)(b)	74,318	1,963,481
Emergent BioSolutions, Inc.(a)(b)	623,230	13,081,598
Enanta Pharmaceuticals, Inc.(a)	109,346	5,671,777
Ironwood Pharmaceuticals, Inc.(a)(b)	467,514	4,843,445
Myriad Genetics, Inc.(a)(b)	543,198	10,364,218
Progenics Pharmaceuticals,Inc., CVR(a)(b)(c)	181,178	2
REGENXBIO, Inc.(a)(b)	290,207	7,670,171
Vanda Pharmaceuticals, Inc.(a)	280,086	2,767,250

		48,705,647

Building Products — 2.0%
AAON, Inc.	194,417	10,475,188
American Woodmark Corp.(a)(b)	230,930	10,128,590
Apogee Enterprises, Inc.(b)	311,092	11,889,936
Gibraltar Industries, Inc.(a)	235,185	9,626,122
Griffon Corp.	665,951	19,658,873
PGT Innovations, Inc.(a)(b)	459,096	9,622,652
Quanex Building Products Corp.	468,973	8,516,550
Resideo Technologies, Inc.(a)	2,042,943	38,938,494

		118,856,405

Capital Markets — 0.5%
Blucora, Inc.(a)(b)	376,628	7,283,986
StoneX Group, Inc.(a)(b)	241,326	20,015,578
WisdomTree Investments, Inc.	599,812	2,807,120

		30,106,684

Chemicals — 2.9%
AdvanSix, Inc.	180,264	5,786,474
American Vanguard Corp.(b)	407,130	7,613,331
FutureFuel Corp.	358,381	2,164,621
Hawkins, Inc.	122,152	4,762,706
HB Fuller Co.	401,828	24,149,863
Innospec, Inc.	347,404	29,762,101
Koppers Holdings, Inc.	293,184	6,092,364
Mativ Holdings, Inc.	763,242	16,852,383
Minerals Technologies, Inc.	456,546	22,557,938
Quaker Chemical Corp.(b)	80,175	11,575,666
Rayonier Advanced Materials, Inc.(a)(b)	910,377	2,867,688
Stepan Co.	296,901	27,810,717
Tredegar Corp.	356,956	3,369,665
Trinseo PLC	490,772	8,990,943

		174,356,460

Commercial Services & Supplies — 3.3%
ABM Industries, Inc.	936,507	35,802,663
Brady Corp., Class A, NVS	354,210	14,781,183

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
CoreCivic, Inc.(a)	1,652,671	$14,609,612
Deluxe Corp.	605,440	10,080,576
GEO Group, Inc.(a)	1,738,911	13,389,615
Harsco Corp.(a)(b)	1,118,227	4,182,169
Healthcare Services Group, Inc.	1,040,138	12,575,268
HNI Corp.	576,452	15,281,742
Interface, Inc.(b)	458,772	4,124,360
KAR Auction Services, Inc.(a)(b)	1,618,237	18,075,707
Matthews International Corp., Class A	429,392	9,622,675
Pitney Bowes, Inc.	2,083,630	4,854,858
UniFirst Corp.	211,636	35,603,524
Viad Corp.(a)	136,494	4,310,481

		197,294,433

Communications Equipment — 1.1%
Comtech Telecommunications Corp.	387,742	3,881,297
Digi International, Inc.(a)(b)	261,368	9,035,492
NETGEAR, Inc.(a)(b)	399,584	8,007,663
NetScout Systems, Inc.(a)	951,728	29,808,121
Viavi Solutions, Inc.(a)	1,216,720	15,878,196

		66,610,769

Construction & Engineering — 0.9%
Arcosa, Inc.(b)	678,077	38,772,443
Granite Construction, Inc.(b)	619,631	15,732,431

		54,504,874

Consumer Finance — 0.8%
Encore Capital Group, Inc.(a)(b)	174,220	7,923,526
EZCORP, Inc., Class A, NVS(a)(b)	754,190	5,814,805
LendingTree, Inc.(a)(b)	153,624	3,665,469
PRA Group, Inc.(a)	545,246	17,916,783
PROG Holdings, Inc.(a)	708,634	10,615,337

		45,935,920

Containers & Packaging — 0.6%
Myers Industries, Inc.	290,248	4,780,385
O-I Glass, Inc.(a)	2,181,170	28,246,151

		33,026,536

Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc.(a)(b)	632,344	23,048,939
Frontdoor, Inc.(a)(b)	675,404	13,771,488
Mister Car Wash, Inc.(a)	597,947	5,130,385
Perdoceo Education Corp.(a)(b)	950,595	9,791,128
Strategic Education, Inc.	313,329	19,241,534
Stride, Inc.(a)(b)	296,634	12,467,527
WW International, Inc.(a)(b)	758,768	2,981,958

		86,432,959

Diversified Telecommunication Services — 0.3%
ATN International, Inc.	150,215	5,793,792
Cogent Communications Holdings, Inc.	196,023	10,224,560
Consolidated Communications Holdings, Inc.(a)(b)	1,040,685	4,329,250

		20,347,602

Electrical Equipment — 0.3%
AZZ, Inc.	347,601	12,690,913
Powell Industries, Inc.	123,067	2,594,252

		15,285,165

Electronic Equipment, Instruments & Components — 4.2%
Arlo Technologies, Inc.(a)	550,227	2,553,053
Badger Meter, Inc.	143,191	13,229,417
Benchmark Electronics, Inc.	493,692	12,233,688
CTS Corp.(b)	219,060	9,123,849
ePlus, Inc.(a)(b)	377,904	15,698,132

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
FARO Technologies, Inc.(a)(b)	134,576	$3,692,765
Insight Enterprises, Inc.(a)(b)	428,123	35,281,616
Itron, Inc.(a)(b)	632,427	26,631,501
Knowles Corp.(a)	771,404	9,387,987
Methode Electronics, Inc.(b)	288,795	10,728,734
OSI Systems, Inc.(a)(b)	126,611	9,123,589
PC Connection, Inc.	157,123	7,084,676
Plexus Corp.(a)(b)	388,337	34,002,788
Sanmina Corp.(a)(b)	810,543	37,349,821
ScanSource, Inc.(a)(b)	352,087	9,298,618
TTM Technologies, Inc.(a)(b)	1,435,532	18,920,312

		254,340,546

Energy Equipment & Services — 3.2%
Archrock, Inc.	1,879,310	12,065,170
Bristow Group, Inc.(a)(b)	325,839	7,653,958
Core Laboratories NV(b)	375,603	5,063,128
DMC Global, Inc.(a)	260,270	4,159,115
Dril-Quip, Inc.(a)(b)	479,738	9,364,486
Helix Energy Solutions Group, Inc.(a)	2,002,369	7,729,144
Helmerich & Payne, Inc.	1,473,569	54,477,846
Nabors Industries Ltd.(a)(b)	125,656	12,747,801
Oceaneering International, Inc.(a)	1,407,224	11,201,503
Oil States International, Inc.(a)(b)	881,994	3,430,957
Patterson-UTI Energy, Inc.	3,040,206	35,509,606
ProPetro Holding Corp.(a)	1,231,930	9,917,037
RPC, Inc.(b)	1,167,576	8,091,302
US Silica Holdings, Inc.(a)(b)	1,060,810	11,615,869

		193,026,922

Entertainment — 0.2%
Cinemark Holdings, Inc.(a)(b)	725,565	8,786,592
Marcus Corp.(b)	342,297	4,754,505

		13,541,097

Equity Real Estate Investment Trusts (REITs) — 8.1%
Acadia Realty Trust	756,007	9,540,808
Agree Realty Corp.	615,768	41,613,601
Alexander & Baldwin, Inc.	1,014,533	16,820,957
American Assets Trust, Inc.	416,359	10,708,753
Armada Hoffler Properties, Inc.	374,377	3,886,033
Brandywine Realty Trust	2,411,980	16,280,865
CareTrust REIT, Inc.	722,364	13,082,012
Centerspace	77,568	5,221,878
Chatham Lodging Trust(a)	680,433	6,715,874
Community Healthcare Trust, Inc.	133,273	4,364,691
DiamondRock Hospitality Co.	2,951,017	22,162,138
Diversified Healthcare Trust	3,361,392	3,328,114
Easterly Government Properties, Inc.	1,269,456	20,019,321
Elme Communities	684,256	12,015,535
Essential Properties Realty Trust, Inc.	949,914	18,475,827
Four Corners Property Trust, Inc.	583,792	14,121,928
Franklin Street Properties Corp.	1,279,563	3,365,251
Getty Realty Corp.	320,413	8,615,906
Global Net Lease, Inc.	1,446,538	15,405,630
Hersha Hospitality Trust, Class A	467,944	3,734,193
Hudson Pacific Properties, Inc.	1,803,673	19,750,219
Industrial Logistics Properties Trust	545,150	2,998,325
iStar, Inc.	530,774	4,914,967
LTC Properties, Inc.	566,547	21,217,185
LXP Industrial Trust	1,967,592	18,023,143
Office Properties Income Trust	680,027	9,554,379
Orion Office REIT, Inc.	789,585	6,908,869
Outfront Media, Inc., REIT	648,325	9,848,057

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Retail Opportunity Investments Corp.	889,292	$12,236,658
RPT Realty	587,321	4,440,147
Saul Centers, Inc.	56,110	2,104,125
Service Properties Trust(b)	2,319,488	12,038,143
SITE Centers Corp.	1,177,520	12,611,239
Summit Hotel Properties, Inc.(b)	1,500,052	10,080,349
Sunstone Hotel Investors, Inc.	2,259,230	21,281,947
Uniti Group, Inc.	1,386,748	9,637,899
Universal Health Realty Income Trust	80,799	3,491,325
Urban Edge Properties	907,128	12,101,088
Urstadt Biddle Properties, Inc., Class A	190,720	2,958,067
Veris Residential, Inc.(a)	1,113,018	12,655,015
Whitestone REIT	646,102	5,466,023
Xenia Hotels & Resorts, Inc.	1,599,941	22,063,186

		485,859,670

Food & Staples Retailing — 1.0%
Andersons, Inc.	447,271	13,878,819
Chefs’ Warehouse, Inc.(a)(b)	474,348	13,741,862
PriceSmart, Inc.(b)	350,892	20,207,870
SpartanNash Co.	507,576	14,729,855

		62,558,406

Food Products — 3.2%
B&G Foods, Inc.	1,000,446	16,497,355
Calavo Growers, Inc.	249,950	7,935,913
Cal-Maine Foods, Inc.	531,611	29,552,255
Fresh Del Monte Produce, Inc.	429,533	9,982,347
Hain Celestial Group, Inc.(a)	1,258,353	21,240,999
Hostess Brands, Inc.(a)(b)	1,914,291	44,488,123
J & J Snack Foods Corp.	117,826	15,254,932
John B Sanfilippo & Son, Inc.	124,948	9,462,312
Seneca Foods Corp., Class A(a)	78,592	3,964,180
Tootsie Roll Industries, Inc.	123,732	4,117,801
TreeHouse Foods, Inc.(a)(b)	706,813	29,983,007

		192,479,224

Gas Utilities — 1.5%
Chesapeake Utilities Corp.(b)	119,313	13,767,527
Northwest Natural Holding Co.	486,904	21,121,896
South Jersey Industries, Inc.	1,716,139	57,353,365

		92,242,788

Health Care Equipment & Supplies — 3.3%
Artivion, Inc.(a)(b)	565,736	7,829,786
Avanos Medical, Inc.(a)(b)	653,083	14,224,148
Cardiovascular Systems, Inc.(a)	334,172	4,631,624
CONMED Corp.(b)	154,118	12,355,640
Cutera, Inc.(a)(b)	92,472	4,216,723
Embecta Corp.	808,878	23,287,598
Glaukos Corp.(a)(b)	320,039	17,038,876
Inogen, Inc.(a)(b)	320,831	7,789,777
Integer Holdings Corp.(a)(b)	464,083	28,879,885
Lantheus Holdings, Inc.(a)	394,827	27,768,183
Meridian Bioscience, Inc.(a)	219,439	6,918,912
Merit Medical Systems, Inc.(a)	343,195	19,393,949
Mesa Laboratories, Inc.	28,743	4,047,877
OraSure Technologies, Inc.(a)	1,027,433	3,893,971
Orthofix Medical, Inc.(a)(b)	278,944	5,330,620
Surmodics, Inc.(a)	67,439	2,050,145
Varex Imaging Corp.(a)	203,037	4,292,202
Zimvie, Inc.(a)	296,216	2,923,652

		196,873,568

Security	Shares	Value

Health Care Providers & Services — 3.4%
AdaptHealth Corp.(a)(b)	1,071,702	$20,126,564
Addus HomeCare Corp.(a)(b)	127,758	12,167,672
Covetrus, Inc.(a)	1,471,092	30,716,401
Enhabit, Inc.(a)	694,294	9,747,888
Ensign Group, Inc.	356,442	28,337,139
Hanger, Inc.(a)	547,610	10,251,259
ModivCare, Inc.(a)	76,407	7,616,250
Owens & Minor, Inc.	1,067,876	25,735,812
Pediatrix Medical Group, Inc.(a)(b)	1,179,042	19,465,983
Pennant Group, Inc.(a)	191,513	1,993,650
Select Medical Holdings Corp.	1,446,889	31,976,247
US Physical Therapy, Inc.	99,626	7,573,568

		205,708,433

Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.(a)	942,970	14,361,433
Computer Programs and Systems, Inc.(a)(b)	206,585	5,759,590
HealthStream, Inc.(a)	154,417	3,282,905
NextGen Healthcare, Inc.(a)(b)	773,731	13,695,039
Simulations Plus, Inc.(b)	88,871	4,313,798

		41,412,765

Hotels, Restaurants & Leisure — 2.2%
BJ’s Restaurants, Inc.(a)	329,246	7,852,517
Bloomin’ Brands, Inc.(b)	1,249,735	22,907,643
Brinker International, Inc.(a)(b)	616,273	15,394,499
Cheesecake Factory, Inc.	678,910	19,878,485
Chuy’s Holdings, Inc.(a)(b)	264,018	6,119,937
Dave & Buster’s Entertainment, Inc.(a)(b)	328,637	10,197,606
Dine Brands Global, Inc.	101,186	6,431,382
El Pollo Loco Holdings, Inc.(a)(b)	274,458	2,448,165
Golden Entertainment, Inc.(a)(b)	101,775	3,550,930
Jack in the Box, Inc.	91,925	6,808,885
Ruth’s Hospitality Group, Inc.	432,376	7,289,859
Shake Shack, Inc., Class A(a)(b)	235,619	10,598,143
Six Flags Entertainment Corp.(a)	529,304	9,368,681

		128,846,732

Household Durables — 2.2%
Ethan Allen Interiors, Inc.	320,225	6,769,557
Green Brick Partners, Inc.(a)	201,869	4,315,959
iRobot Corp.(a)(b)	171,411	9,655,582
La-Z-Boy, Inc.	607,698	13,715,744
M/I Homes, Inc.(a)	390,036	14,131,004
MDC Holdings, Inc.	796,219	21,832,325
Meritage Homes Corp.(a)(b)	272,518	19,149,840
Sonos, Inc.(a)(b)	911,397	12,668,418
Tri Pointe Homes, Inc.(a)	1,421,473	21,478,457
Tupperware Brands Corp.(a)(b)	542,602	3,554,043
Universal Electronics, Inc.(a)	168,670	3,317,739

		130,588,668

Household Products — 0.7%
Central Garden & Pet Co.(a)(b)	136,971	4,936,435
Central Garden & Pet Co., Class A, NVS(a)(b)	579,363	19,791,040
WD-40 Co.(b)	80,426	14,134,065

		38,861,540

Insurance — 3.7%
Ambac Financial Group, Inc.(a)	632,674	8,066,594
American Equity Investment Life Holding Co.	995,375	37,117,534
AMERISAFE, Inc.	269,711	12,603,595
Assured Guaranty Ltd.	502,611	24,351,503
Employers Holdings, Inc.	382,633	13,197,012
Genworth Financial, Inc., Class A(a)	7,058,725	24,705,537

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Horace Mann Educators Corp.	573,102	$20,224,770
James River Group Holdings Ltd.	527,798	12,039,072
Mercury General Corp.	373,370	10,611,175
ProAssurance Corp.	756,200	14,753,462
Safety Insurance Group, Inc.	203,539	16,600,641
Selectquote, Inc.(a)(b)	862,000	629,260
SiriusPoint Ltd.(a)	1,188,681	5,883,971
Stewart Information Services Corp.	193,134	8,428,368
United Fire Group, Inc.	301,721	8,668,444
Universal Insurance Holdings, Inc.	387,827	3,820,096

		221,701,034

Interactive Media & Services — 0.5%
Cars.com, Inc.(a)(b)	451,598	5,193,377
QuinStreet, Inc.(a)(b)	723,900	7,600,950
Yelp, Inc.(a)(b)	503,744	17,081,959

		29,876,286

Internet & Direct Marketing Retail — 0.1%
PetMed Express, Inc.	294,478	5,748,211

IT Services — 0.4%
CSG Systems International, Inc.	184,826	9,773,599
EVERTEC, Inc.	305,920	9,590,592
Unisys Corp.(a)	492,887	3,721,297

		23,085,488

Life Sciences Tools & Services — 0.1%
NeoGenomics, Inc.(a)(b)	790,702	6,807,944

Machinery — 4.7%
Alamo Group, Inc.	82,923	10,138,995
Albany International Corp., Class A(b)	218,590	17,231,450
Astec Industries, Inc.	320,870	10,007,935
Barnes Group, Inc.	706,220	20,395,634
CIRCOR International, Inc.(a)(b)	286,604	4,726,100
Enerpac Tool Group Corp.	424,161	7,562,791
EnPro Industries, Inc.(b)	291,250	24,750,425
ESCO Technologies, Inc.	362,137	26,595,341
Federal Signal Corp.(b)	329,843	12,309,741
Franklin Electric Co., Inc.	180,301	14,732,395
Greenbrier Cos., Inc.	457,573	11,105,297
Hillenbrand, Inc.	449,098	16,490,878
John Bean Technologies Corp.(b)	161,127	13,856,922
Lindsay Corp.(b)	62,983	9,024,204
Proto Labs, Inc.(a)	386,345	14,074,548
SPX Technologies, Inc.(a)	366,523	20,239,400
Standex International Corp.	87,057	7,108,204
Tennant Co.	147,627	8,349,783
Titan International, Inc.(a)(b)	711,851	8,641,871
Trinity Industries, Inc.	575,922	12,295,935
Wabash National Corp.	681,212	10,599,659

		280,237,508

Media — 0.5%
AMC Networks, Inc., Class A(a)(b)	392,496	7,967,669
EW Scripps Co., Class A(a)	438,807	4,945,355
Gannett Co., Inc.(a)(b)	1,230,007	1,881,910
Scholastic Corp.	424,709	13,064,049

		27,858,983

Metals & Mining — 2.6%
Arconic Corp.(a)(b)	1,438,851	24,518,021
ATI, Inc.(a)(b)	1,001,105	26,639,404
Carpenter Technology Corp.	675,450	21,033,513
Century Aluminum Co.(a)(b)	402,918	2,127,407

Security	Shares	Value

Metals & Mining (continued)
Compass Minerals International, Inc.(b)	480,257	$18,504,302
Haynes International, Inc.	75,184	2,640,462
Kaiser Aluminum Corp.	222,046	13,622,522
Materion Corp.	121,506	9,720,480
Olympic Steel, Inc.	133,575	3,046,846
SunCoke Energy, Inc.	1,163,290	6,758,715
TimkenSteel Corp.(a)	575,640	8,628,844
Warrior Met Coal, Inc.	722,194	20,539,197

		157,779,713

Mortgage Real Estate Investment Trusts (REITs) — 1.9%
Apollo Commercial Real Estate Finance, Inc.	1,818,594	15,094,330
ARMOUR Residential REIT, Inc.	1,608,460	7,833,200
Ellington Financial, Inc.	446,722	5,079,229
Franklin BSP Realty Trust, Inc.	1,169,948	12,600,340
Granite Point Mortgage Trust, Inc.	734,430	4,729,729
Invesco Mortgage Capital, Inc.	461,008	5,117,189
KKR Real Estate Finance Trust, Inc.	497,923	8,091,249
New York Mortgage Trust, Inc.	5,304,941	12,413,562
PennyMac Mortgage Investment Trust	1,264,362	14,894,184
Ready Capital Corp.	1,423,864	14,437,981
Two Harbors Investment Corp.	4,815,624	15,987,872

		116,278,865

Multiline Retail — 0.1%
Big Lots, Inc.	405,138	6,324,204

Multi-Utilities — 0.8%
Avista Corp.	1,024,739	37,966,580
Unitil Corp.	223,468	10,380,089

		48,346,669

Oil, Gas & Consumable Fuels — 2.7%
CONSOL Energy, Inc.	459,229	29,537,609
Green Plains, Inc.(a)(b)	761,890	22,148,142
Laredo Petroleum, Inc.(a)(b)	79,198	4,977,594
Par Pacific Holdings, Inc.(a)	777,427	12,757,577
PBF Energy, Inc., Class A(a)(b)	1,504,727	52,906,202
REX American Resources Corp.(a)(b)	218,988	6,114,145
Talos Energy, Inc.(a)	916,570	15,260,891
World Fuel Services Corp.	865,752	20,293,227

		163,995,387

Paper & Forest Products — 0.5%
Clearwater Paper Corp.(a)	233,999	8,798,363
Mercer International, Inc.	566,628	6,969,524
Sylvamo Corp.	465,120	15,767,568

		31,535,455

Personal Products — 0.5%
Edgewell Personal Care Co.(b)	725,963	27,151,016
USANA Health Sciences, Inc.(a)(b)	51,554	2,889,602

		30,040,618

Pharmaceuticals — 1.1%
Amphastar Pharmaceuticals, Inc.(a)(b)	173,074	4,863,379
ANI Pharmaceuticals, Inc.(a)(b)	69,400	2,230,516
Corcept Therapeutics, Inc.(a)(b)	522,091	13,386,413
Harmony Biosciences Holdings, Inc.(a)(b)	182,649	8,089,524
Nektar Therapeutics(a)(b)	1,446,114	4,627,565
Pacira BioSciences, Inc.(a)(b)	249,439	13,267,661
Phibro Animal Health Corp., Class A	281,257	3,737,906
Prestige Consumer Healthcare, Inc.(a)(b)	328,723	16,380,267

		66,583,231

Professional Services — 0.4%
Kelly Services, Inc., Class A, NVS	480,890	6,535,295

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Resources Connection, Inc.	441,158	$7,971,725
TrueBlue, Inc.(a)(b)	458,567	8,749,459

		23,256,479

Real Estate Management & Development — 0.4%
Anywhere Real Estate, Inc.(a)(b)	1,606,497	13,028,691
Marcus & Millichap, Inc.(b)	155,660	5,102,535
RE/MAX Holdings, Inc., Class A	262,640	4,966,522

		23,097,748

Road & Rail — 0.4%
Heartland Express, Inc.	648,878	9,285,444
Marten Transport Ltd.	808,329	15,487,584

		24,773,028

Semiconductors & Semiconductor Equipment — 0.7%
Alpha & Omega Semiconductor Ltd.(a)(b)	69,842	2,148,340
Cohu, Inc.(a)	284,185	7,326,289
FormFactor, Inc.(a)(b)	400,417	10,030,446
Ichor Holdings Ltd.(a)(b)	174,290	4,219,561
PDF Solutions, Inc.(a)(b)	150,496	3,691,667
Photronics, Inc.(a)	860,411	12,579,209
SMART Global Holdings, Inc.(a)(b)	273,956	4,347,681

		44,343,193

Software — 0.9%
Adeia, Inc.	703,272	9,944,266
Agilysys, Inc.(a)(b)	102,157	5,654,390
Cerence, Inc.(a)(b)	264,016	4,158,252
Consensus Cloud Solutions, Inc.(a)	247,767	11,719,379
Ebix, Inc.(b)	329,514	6,250,880
InterDigital, Inc.	199,709	8,072,238
LivePerson, Inc.(a)(b)	370,815	3,493,077
OneSpan, Inc.(a)	255,488	2,199,752

		51,492,234

Specialty Retail — 4.7%
Aaron’s Co., Inc.	432,813	4,206,942
Abercrombie & Fitch Co., Class A(a)(b)	374,106	5,817,348
Academy Sports & Outdoors, Inc.(b)	488,052	20,586,033
American Eagle Outfitters, Inc.	1,272,790	12,384,247
America’s Car-Mart, Inc.(a)(b)	83,213	5,077,657
Asbury Automotive Group, Inc.(a)(b)	170,423	25,750,915
Bed Bath & Beyond, Inc.(a)(b)	975,852	5,942,939
Caleres, Inc.(b)	515,900	12,495,098
Cato Corp., Class A	226,968	2,165,275
Chico’s FAS, Inc.(a)	1,757,865	8,508,067
Conn’s, Inc.(a)	180,193	1,275,766
Designer Brands, Inc., Class A(b)	791,266	12,114,282
Genesco, Inc.(a)	95,077	3,738,428
Group 1 Automotive, Inc.	221,242	31,608,844
Guess?, Inc.	468,191	6,868,362
Haverty Furniture Cos., Inc.	186,893	4,653,636
Leslie’s, Inc.(a)(b)	937,471	13,790,198
LL Flooring Holdings, Inc.(a)(b)	408,390	2,830,143
Monro, Inc.	257,578	11,194,340
National Vision Holdings, Inc.(a)(b)	606,447	19,800,495
ODP Corp.(a)	598,244	21,028,277
Rent-A-Center, Inc.	387,666	6,788,032
Sally Beauty Holdings, Inc.(a)(b)	841,151	10,598,503
Sonic Automotive, Inc., Class A	259,970	11,256,701
Urban Outfitters, Inc.(a)(b)	840,434	16,514,528
Zumiez, Inc.(a)(b)	218,404	4,702,238

		281,697,294

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.1%
Avid Technology, Inc.(a)(b)	98,083	$2,281,411
Corsair Gaming, Inc.(a)(b)	327,967	3,722,425

		6,003,836

Textiles, Apparel & Luxury Goods — 0.8%
G-III Apparel Group Ltd.(a)(b)	606,304	9,064,245
Kontoor Brands, Inc.	339,120	11,397,823
Oxford Industries, Inc.	75,640	6,790,959
Steven Madden Ltd.	343,410	9,158,745
Unifi, Inc.(a)	178,598	1,698,467
Wolverine World Wide, Inc.	596,590	9,181,520

		47,291,759

Thrifts & Mortgage Finance — 2.1%
Capitol Federal Financial, Inc.	1,809,597	15,019,655
Mr Cooper Group, Inc.(a)(b)	1,004,778	40,693,509
NMI Holdings, Inc., Class A(a)	1,185,222	24,142,972
Northfield Bancorp, Inc.	247,917	3,547,692
Provident Financial Services, Inc.	567,841	11,072,900
TrustCo Bank Corp.	270,032	8,484,405
WSFS Financial Corp.	498,997	23,183,401

		126,144,534

Tobacco — 0.3%
Universal Corp.	345,784	15,919,895

Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	307,178	31,571,755
Boise Cascade Co.	286,241	17,019,890
DXP Enterprises, Inc.(a)(b)	222,113	5,259,636
GMS, Inc.(a)	263,323	10,535,553
NOW, Inc.(a)	1,557,663	15,654,513
Veritiv Corp.(a)(b)	195,195	19,084,215

		99,125,562

Water Utilities — 0.6%
American States Water Co.	176,535	13,760,903
California Water Service Group	311,070	16,390,279
Middlesex Water Co.	76,500	5,905,800

		36,056,982

Wireless Telecommunication Services — 0.6%
Gogo, Inc.(a)	319,293	3,869,831
Shenandoah Telecommunications Co.	701,744	11,943,683
Telephone & Data Systems, Inc.	1,402,171	19,490,177

		35,303,691

Total Long-Term Investments — 99.4% (Cost: $7,463,873,606)		5,956,098,562

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities(d)(e)

Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(f)	264,659,208	$264,738,606
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%	16,262,785	16,262,785

Total Short-Term Securities — 4.7% (Cost: $280,848,331)		281,001,391

Total Investments — 104.1% (Cost: $7,744,721,937)		6,237,099,953

Liabilities in Excess of Other Assets — (4.1)%		(244,713,979)

Net Assets — 100.0%		$5,992,385,974

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$274,022,994	$—	$(9,426,633	)(a)	$(561)	$142,806	$264,738,606	264,659,208	$544,131	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	68,870,000	—	(52,607,215	)(a)	—	—	16,262,785	16,262,785	702,038		—

					$(561)	$142,806	$281,001,391		$1,246,169		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russel 2000 E-Mini Index	216	12/16/22	$21,958	$(965,882)

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P Small-Cap 600 Value ETF

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$10,427,057	$(1,586,770	)(c)	$8,852,664	0.2%
	Monthly	HSBC Bank PLC(d)	02/10/23	5,408,358	(517,827	)(e)	4,902,589	0.1
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	11,559,251	(902,103	)(g)	10,677,498	0.2

					$(3,006,700)		$24,432,751

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(12,377) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(12,058) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(20,350) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)

Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
City Holding Co.	1,000	$88,690	1.0%

Commercial Services & Supplies
Pitney Bowes, Inc.	44,239	103,077	1.2

Consumer Finance
Green Dot Corp., Class A	24,813	470,951	5.3

Equity Real Estate Investment Trusts (REITs)
Outfront Media, Inc.	517,870	7,866,445	88.8

Insurance
Safety Insurance Group, Inc.	3,017	246,067	2.8

Multi-Utilities
Avista Corp.	2,090	77,434	0.9

Net Value of Reference Entity — Goldman Sachs Bank USA		$8,852,664

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Brookline Bancorp, Inc.	2,252	$26,236	0.5%
Central Pacific	248	5,131	0.1
OFG Bancorp	4,498	113,035	2.3
Southside Bancshares, Inc.	759	26,838	0.6

		171,240

Commercial Services & Supplies
Pitney Bowes, Inc.	187,562	437,020	8.9

Consumer Finance
Green Dot Corp., Class A	139,479	2,647,311	54.0

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	4,911	61,977	1.3

Insurance
James River Group Holdings Ltd.	3,000	68,430	1.4

Oil, Gas & Consumable Fuels
Green Plains, Inc.	52,171	1,516,611	30.9

Net Value of Reference Entity — HSBC Bank PLC		$4,902,589

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P Small-Cap 600 Value ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Brookline Bancorp, Inc.	2,252	$26,236	0.2%
Central Pacific Financial Corp.	248	5,131	0.1

		31,367

Consumer Finance
Green Dot Corp., Class A	506,069	9,605,189	90.0

	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs)
Sunstone Hotel Investors, Inc.	100,962	$951,062	8.9%

Thrifts & Mortgage Finance
TrustCo Bank Corp.	2,000	62,840	0.6
WSFS Financial Corp.	582	27,040	0.2

		89,880

Net Value of Reference Entity — JPMorgan Chase Bank NA		$10,677,498

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$—	$—	$—	$(3,006,700)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$965,882	$—	$—	$—	$965,882
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	3,006,700	—	—	—	3,006,700

	$—	$—	$3,972,582	$—	$—	$—	$3,972,582

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(567,245)	$—	$—	$—	$(567,245)
Swaps	—	—	(8,000,107)	—	—	—	(8,000,107)

	$—	$—	$(8,567,352)	$—	$—	$—	$(8,567,352)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,393,208)	$—	$—	$—	$(1,393,208)
Swaps	—	—	(7,032,512)	—	—	—	(7,032,512)

	$—	$—	$(8,425,720)	$—	$—	$—	$(8,425,720)

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® S&P Small-Cap 600 Value ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$25,496,935
Total return swaps
Average notional amount	$141,535,272

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$—	$161,745
Swaps — OTC(a)	—	3,006,700

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$3,168,445

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(161,745)

Total derivative assets and liabilities subject to an MNA	$—	$3,006,700

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.

The following tables present the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)

Goldman Sachs Bank USA	$1,586,770	$—	$—	$(1,550,000)	$36,770
HSBC Bank PLC	517,827	—	—	(517,827)	—
JPMorgan Chase Bank N.A.	902,103	—	—	(902,103)	—

	$3,006,700	$—	$—	$(2,969,930)	$36,770

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$5,956,098,560	$—	$2	$5,956,098,562
Short-Term Securities
Money Market Funds	281,001,391	—	—	281,001,391

	$6,237,099,951	$—	$2	$6,237,099,953

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(3,972,582)	$—	$—	$(3,972,582)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

September 30, 2022

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$7,108,261,750	$26,659,799,117	$21,262,572,338	$5,956,098,562
Investments, at value — affiliated(c)	60,248,556	417,314,718	322,132,279	281,001,391
Cash	2,684,210	6,647,214	11,083,278	1,652,284
Cash pledged:
Collateral — OTC derivatives	—	—	—	5,490,000
Futures contracts	1,066,640	2,422,340	3,255,360	1,608,000
Receivables:
Investments sold	23,440,862	62,668,426	31,206,751	—
Securities lending income — affiliated	59,125	45,059	146,554	118,286
Swaps	—	—	—	119,824
Capital shares sold	8,112,679	—	6,424,786	36,858,661
Dividends — unaffiliated	4,342,868	5,442,745	29,282,015	9,794,757
Dividends — affiliated	33,930	84,311	70,295	105,490

Total assets	7,208,250,620	27,154,423,930	21,666,173,656	6,292,847,255

LIABILITIES
Collateral on securities loaned	19,744,759	306,569,990	249,728,696	264,677,091
Payables:
Investments purchased	23,473,862	14,943,497	69,159,919	23,053,953
Swaps	—	—	—	4,418,272
Capital shares redeemed	8,112,679	46,260,161	—	4,152,370
Investment advisory fees	1,283,322	4,333,466	3,432,808	991,150
Variation margin on futures contracts	253,200	574,975	742,567	161,745
Unrealized depreciation on OTC swaps	—	—	—	3,006,700

Total liabilities	52,867,822	372,682,089	323,063,990	300,461,281

NET ASSETS	$7,155,382,798	$26,781,741,841	$21,343,109,666	$5,992,385,974

NET ASSETS CONSIST OF:
Paid-in capital	$7,239,499,581	$23,077,508,232	$23,472,248,350	$7,956,165,339
Accumulated earnings (loss)	(84,116,783)	3,704,233,609	(2,129,138,684)	(1,963,779,365)

NET ASSETS	$7,155,382,798	$26,781,741,841	$21,343,109,666	$5,992,385,974

NET ASSET VALUE
Shares outstanding	$44,100,000	$463,150,000	$166,100,000	$72,700,000

Net asset value	$162.25	$57.83	$128.50	$82.43

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$7,028,806,843	$23,582,805,320	$22,692,113,152	$7,463,873,606

(b) Securities loaned, at value	$18,857,677	$294,820,914	$236,826,658	$254,706,043

(c) Investments, at cost — affiliated	$62,921,452	$422,792,312	$334,647,747	$280,848,331

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statement of Operations (unaudited)

Six Months Ended September 30, 2022

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Small-Cap 600 Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$63,305,582	$149,235,080	$280,688,823	$74,905,843
Dividends — affiliated	614,560	1,597,796	1,186,528	702,038
Securities lending income — affiliated — net	96,480	191,951	282,117	544,131
Foreign taxes withheld	—	(77,227)	(34,092)	(13,231)

Total investment income	64,016,622	150,947,600	282,123,376	76,138,781

EXPENSES
Investment advisory	8,016,756	27,756,224	21,885,301	6,911,990

Total expenses	8,016,756	27,756,224	21,885,301	6,911,990

Net investment income	55,999,866	123,191,376	260,238,075	69,226,791

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(46,955,802)	(148,018,158)	(134,939,251)	(228,395,506)
Investments — affiliated	616,426	2,345,393	2,786,902	(561)
Futures contracts	(962,171)	86,149	(9,010,111)	(567,245)
In-kind redemptions — unaffiliated	205,284,469	1,789,142,192	699,954,139	374,761,093
In-kind redemptions — affiliated	691,312	2,466,593	2,934,595	—
Swaps	—	—	—	(8,000,107)

	158,674,234	1,646,022,169	561,726,274	137,797,674

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(2,143,294,492)	(10,293,546,983)	(5,055,372,600)	(1,713,701,716)
Investments — affiliated	(11,634,112)	(32,244,367)	(23,008,243)	142,806
Futures contracts	(2,953,922)	(7,370,510)	(7,206,552)	(1,393,208)
Swaps	—	—	—	(7,032,512)

	(2,157,882,526)	(10,333,161,860)	(5,085,587,395)	(1,721,984,630)

Net realized and unrealized loss	(1,999,208,292)	(8,687,139,691)	(4,523,861,121)	(1,584,186,956)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,943,208,426)	$(8,563,948,315)	$(4,263,623,046)	$(1,514,960,165)

See notes to financial statements.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$55,999,866	$98,468,954	$123,191,376	$196,796,622
Net realized gain	158,674,234	462,070,579	1,646,022,169	3,911,096,585
Net change in unrealized appreciation (depreciation)	(2,157,882,526)	623,310,831	(10,333,161,860)	1,270,127,992

Net increase (decrease) in net assets resulting from operations	(1,943,208,426)	1,183,850,364	(8,563,948,315)	5,378,021,199

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(56,432,892)	(96,979,731)	(119,889,643)	(197,299,111)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	377,575,819	713,344,619	(1,292,832,197)	402,934,188

NET ASSETS
Total increase (decrease) in net assets	(1,622,065,499)	1,800,215,252	(9,976,670,155)	5,583,656,276
Beginning of period	8,777,448,297	6,977,233,045	36,758,411,996	31,174,755,720

End of period	$7,155,382,798	$8,777,448,297	$26,781,741,841	$36,758,411,996

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Changes in Net Assets  (continued)

	iShares S&P 500 Value ETF		iShares S&P Small-Cap 600 Value ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$260,238,075	$444,658,089	$69,226,791	$93,472,980
Net realized gain	561,726,274	1,639,867,069	137,797,674	1,376,936,932
Net change in unrealized appreciation (depreciation)	(5,085,587,395)	559,126,265	(1,721,984,630)	(1,236,361,719)

Net increase (decrease) in net assets resulting from operations	(4,263,623,046)	2,643,651,423	(1,514,960,165)	234,048,193

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(250,481,711)	(441,547,200)	(62,692,391)	(131,583,294)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(29,140,582)	2,259,799,358	(979,231,155)	(359,336,301)

NET ASSETS
Total increase (decrease) in net assets	(4,543,245,339)	4,461,903,581	(2,556,883,711)	(256,871,402)
Beginning of period	25,886,355,005	21,424,451,424	8,549,269,685	8,806,141,087

End of period	$21,343,109,666	$25,886,355,005	$5,992,385,974	$8,549,269,685

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 100 ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$208.24		$179.83	$118.50	$125.31	$115.89	$104.70

Net investment income(a)	1.29		2.41	2.37	2.48	2.35	2.17
Net realized and unrealized gain (loss)(b)	(45.99)		28.36	61.39	(6.58)	9.45	11.20

Net increase (decrease) from investment operations	(44.70)		30.77	63.76	(4.10)	11.80	13.37

Distributions from net investment income(c)	(1.29)		(2.36)	(2.43)	(2.71)	(2.38)	(2.18)

Net asset value, end of period	$162.25		$208.24	$179.83	$118.50	$125.31	$115.89

Total Return(d)
Based on net asset value	(21.50	)%(e)	17.14%	54.11%	(3.42)%	10.25%	12.85%

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.40	%(g)	1.19%	1.52%	1.86%	1.94%	1.92%

Supplemental Data
Net assets, end of period (000)	$7,155,383		$8,777,448	$6,977,233	$4,852,686	$4,824,336	$5,024,007

Portfolio turnover rate(h)	2%		2%	8%	4%	7%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF
	Six Months Ended 09/30/22 (unaudited	)	Year Ended 03/31/22	Year Ended 03/31/21 (a)	Year Ended 03/31/20 (a)	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)

Net asset value, beginning of period	$76.34		$65.08	$41.25	$43.10	$38.76	$32.90

Net investment income(b)	0.26		0.41	0.47	0.60	0.52	0.50
Net realized and unrealized gain (loss)(c)	(18.51)		11.27	23.85	(1.68)	4.33	5.87

Net increase (decrease) from investment operations	(18.25)		11.68	24.32	(1.08)	4.85	6.37

Distributions from net investment income(d)	(0.26)		(0.42)	(0.49)	(0.77)	(0.51)	(0.51)

Net asset value, end of period	$57.83		$76.34	$65.08	$41.25	$43.10	$38.76

Total Return(e)
Based on net asset value	(23.93	)%(f)	17.94%	59.13%	(2.65)%	12.59%	19.45%

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.80	%(h)	0.55%	0.82%	1.30%	1.27%	1.36%

Supplemental Data
Net assets, end of period (000)	$26,781,742		$36,758,412	$31,174,756	$22,307,379	$22,550,900	$20,022,095

Portfolio turnover rate(i)	1%		14%	13%	27%	27%	21%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on October 16, 2020.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$155.61		$141.09	$96.29	$112.76	$109.32	$104.03

Net investment income(a)	1.55		2.89	2.83	2.86	2.69	2.53
Net realized and unrealized gain (loss)(b)	(27.16)		14.48	44.86	(16.41)	3.53	5.26

Net increase (decrease) from investment operations	(25.61)		17.37	47.69	(13.55)	6.22	7.79

Distributions from net investment income(c)	(1.50)		(2.85)	(2.89)	(2.92)	(2.78)	(2.50)

Net asset value, end of period	$128.50		$155.61	$141.09	$96.29	$112.76	$109.32

Total Return(d)
Based on net asset value	(16.51	)%(e)	12.39%	50.10%	(12.34)%	5.79%	7.53%

Ratios to Average Net Assets(f)
Total expenses	0.18	%(g)	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	2.14	%(g)	1.92%	2.39%	2.40%	2.43%	2.33%

Supplemental Data
Net assets, end of period (000)	$21,343,110		$25,886,355	$21,424,451	$14,187,829	$15,234,432	$14,638,372

Portfolio turnover rate(h)	2%		18%	26%	32%	31%	23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF

	Six Months Ended 09/30/22 (unaudited	)	Year Ended 03/31/22	Year Ended 03/31/21	(a)	Year Ended 03/31/20 (a)	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)

Net asset value, beginning of period	$102.39		$100.53	$50.14		$73.81	$75.49	$69.36

Net investment income(b)	0.85		1.07	1.12		1.10	1.20	1.03
Net realized and unrealized gain (loss)(c)	(20.02)		2.32	50.16		(23.45)	(1.71)	6.14

Net increase (decrease) from investment operations	(19.17)		3.39	51.28		(22.35)	(0.51)	7.17

Distributions from net investment income(d)	(0.79)		(1.53)	(0.89)		(1.32)	(1.17)	(1.04)

Net asset value, end of period	$82.43		$102.39	$100.53		$50.14	$73.81	$75.49

Total Return(e)
Based on net asset value	(18.76	)%(f)	3.38%	103.08	%(g)	(30.75)%	(0.71)%	10.38%

Ratios to Average Net Assets(h)
Total expenses	0.18	%(i)	0.18%	0.21%		0.25%	0.25%	0.25%

Net investment income	1.80	%(i)	1.04%	1.56%		1.48%	1.54%	1.41%

Supplemental Data
Net assets, end of period (000)	$5,992,386		$8,549,270	$8,806,141		$4,120,917	$6,155,204	$5,163,592

Portfolio turnover rate(j)	15%		42%	52%		53%	38%	39%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

S&P 100	Diversified
S&P 500 Growth	Diversified
S&P 500 Value	Diversified
S&P Small-Cap 600 Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdiction in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount	(b)

S&P 100
BNP Paribas SA	$9,298,626	$(9,298,626)	$—		$—
HSBC Bank PLC	2,825,092	(2,825,092)	—		—
UBS AG	6,733,959	(6,733,959)	—		—

	$18,857,677	$(18,857,677)	$—		$—

S&P 500 Growth
Barclays Bank PLC	$87,671,835	$(87,671,835)	$—		$—
BNP Paribas SA	57,829,258	(57,829,258)	—		—
BofA Securities, Inc.	25,980,782	(25,980,782)	—		—
Citigroup Global Markets, Inc.	20,909,299	(20,909,299)	—		—
Credit Suisse Securities (USA) LLC	131,208	(131,208)	—		—
Goldman Sachs & Co. LLC	19,062,695	(19,062,695)	—		—
J.P. Morgan Securities LLC	10,230,235	(10,230,235)	—		—
Jefferies LLC	784,728	(784,728)	—		—
Morgan Stanley	5,827,850	(5,815,091)	—		12,759
RBC Capital Market LLC	354,431	(354,431)	—		—
Scotia Capital (USA), Inc.	18,696,799	(18,696,799)	—		—
SG Americas Securities LLC	5,071,670	(5,071,670)	—		—
Toronto-Dominion Bank	27,919,549	(27,919,549)	—		—
UBS AG	9,301,591	(9,301,591)	—		—
UBS Securities LLC	614,747	(614,747)	—		—
Virtu Americas LLC	4,434,237	(4,434,237)	—		—

	$294,820,914	$(294,808,155)	$—		$12,759

S&P 500 Value
Barclays Bank PLC	$20,685,426	$(20,685,426)	$—		$—
Barclays Capital, Inc.	4,635	(4,635)	—		—
BNP Paribas SA	34,715,198	(34,715,198)	—		—
BofA Securities, Inc.	11,190,386	(11,190,386)	—		—
Citigroup Global Markets, Inc.	8,167,240	(8,167,240)	—		—
Goldman Sachs & Co. LLC	14,687,348	(14,687,348)	—		—
HSBC Bank PLC	15,735,969	(15,735,969)	—		—
J.P. Morgan Securities LLC	74,503,952	(74,503,952)	—		—
Jefferies LLC	801,265	(801,265)	—		—
Scotia Capital (USA), Inc.	409,167	(409,167)	—		—
SG Americas Securities LLC	2,785,807	(2,785,807)	—		—
Toronto-Dominion Bank	36,721,669	(36,721,669)	—		—
UBS AG	15,827,609	(15,827,609)	—		—
Wells Fargo Bank N.A.	590,987	(590,987)	—		—

	$236,826,658	$(236,826,658)	$—		$—

S&P Small-Cap 600 Value
Barclays Bank PLC	$682,717	$(682,717)	$—		$—
Barclays Capital, Inc.	4,811,004	(4,811,004)	—		—
BNP Paribas SA	60,651,944	(60,651,944)	—		—
BofA Securities, Inc.	19,941,762	(19,941,762)	—		—
Citadel Clearing LLC	1,571,425	(1,571,425)	—		—
Citigroup Global Markets, Inc.	6,234,305	(6,234,305)	—		—
Credit Suisse Securities (USA) LLC	1	(1)	—		—
Goldman Sachs & Co. LLC	46,725,982	(46,725,982)	—		—
HSBC Bank PLC	2,867,996	(2,702,895)	—		165,101
J.P. Morgan Securities LLC	39,807,712	(39,807,712)	—		—
Jefferies LLC	2,646,360	(2,646,360)	—		—
Morgan Stanley	29,181,111	(29,181,111)	—		—
National Financial Services LLC	4,488,453	(4,488,453)	—		—
Natixis SA	335,388	(335,388)	—		—
Scotia Capital (USA), Inc.	10,864,156	(10,864,156)	—		—
SG Americas Securities LLC	85,860	(85,860)	—		—
State Street Bank & Trust Co.	795,983	(785,551)	—		10,432
Toronto-Dominion Bank	7,510,118	(7,464,185)	—		45,933
UBS AG	9,751,136	(9,751,136)	—		—

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount	(b)

S&P Small-Cap 600 Value (continued)
UBS Securities LLC	$1,205,272	$(1,205,272)	$—		$—
Virtu Americas LLC	88,166	(88,166)	—		—
Wells Fargo Bank N.A.	1,758,582	(1,758,582)	—		—
Wells Fargo Securities LLC	2,700,610	(2,700,610)	—		—

	$254,706,043	$(254,484,577)	$—		$221,466

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2022. Additional collateral is delivered to the Master Portfolio on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained to an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid. Total return swaps are entered into by the iShares S&P Small-Cap 600 Value ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of the agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P Small-Cap 600 Value	0.18

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

S&P 100	$29,359
S&P 500 Growth	81,044
S&P 500 Value	99,056
S&P Small-Cap 600 Value	191,790

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

S&P 100	$21,279,687	$20,643,477	$(4,914,348)
S&P 500 Growth	117,016,381	44,733,062	(21,803,460)
S&P 500 Value	152,403,363	80,096,809	(33,160,481)
S&P Small-Cap 600 Value	159,946,655	92,390,632	(5,272,757)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended Septemeber 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

S&P 100	$156,796,646	$155,420,765
S&P 500 Growth	414,441,571	411,150,748
S&P 500 Value	589,110,777	554,936,977
S&P Small-Cap 600 Value	1,182,375,619	1,156,400,685

For the six months ended September 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

S&P 100	$966,271,349	$591,072,100
S&P 500 Growth	2,161,127,340	3,453,355,206
S&P 500 Value	2,876,228,084	2,905,445,274
S&P Small-Cap 600 Value	2,614,349,111	3,582,727,889

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts

S&P 100	$289,162,375
S&P 500 Growth	977,554,947
S&P 500 Value	1,163,006,607
S&P Small-Cap 600 Value	499,167,863

As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

S&P 100	$7,121,203,988	$740,990,853	$(695,512,812)	$45,478,041
S&P 500 Growth	24,040,188,633	4,697,690,417	(1,665,251,919)	3,032,438,498
S&P 500 Value	23,118,223,669	1,599,607,009	(3,137,036,269)	(1,537,429,260)
S&P Small-Cap 600 Value	7,827,776,470	214,474,168	(1,809,123,267)	(1,594,649,099)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

entering into transactions only with counterparties that the BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/22		Year Ended 03/31/22

iShares ETF	Shares	Amount	Shares	Amount

S&P 100

Shares sold	5,200,000	$970,429,685	9,000,000	$1,852,545,063

Shares redeemed	(3,250,000)	(592,853,866)	(5,650,000)	(1,139,200,444)

	1,950,000	$377,575,819	3,350,000	$713,344,619

S&P 500 Growth

Shares sold	32,850,000	$2,164,301,073	97,500,000	$7,705,816,385

Shares redeemed	(51,200,000)	(3,457,133,270)	(95,050,000)	(7,302,882,197)

	(18,350,000)	$(1,292,832,197)	2,450,000	$402,934,188

S&P 500 Value

Shares sold	20,000,000	$2,889,939,883	46,050,000	$7,005,954,291

Shares redeemed	(20,250,000)	(2,919,080,465)	(31,550,000)	(4,746,154,933)

	(250,000)	$(29,140,582)	14,500,000	$2,259,799,358

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 09/30/22		Year Ended 03/31/22

iShares ETF	Shares	Amount	Shares	Amount

S&P Small-Cap 600 Value
Shares sold	27,900,000	$2,642,936,164	36,350,000	$3,774,747,013
Shares redeemed	(38,700,000)	(3,622,167,319)	(40,450,000)	(4,134,083,314)

	(10,800,000)	$(979,231,155)	(4,100,000)	$(359,336,301)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Board Review and Approval of Investment Advisory Contract

iShares S&P 100 ETF, iShares S&P Small-Cap 600 Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	53

Board Review and Approval of Investment Advisory Contract  (continued)

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	55

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

S&P 500 Value(a)	$1.499740	$—	$—	$1.499740	100%	—%	—%	100%
S&P Small-Cap 600 Value(a)	0.794065	—	—	0.794065	100	—	—	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	57

Glossary of Terms Used in this Report

Portfolio Abbreviation

CVR	Contingent Value Rights

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representations regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-301-0922

SEPTEMBER 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Preferred and Income Securities ETF | PFF | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2022
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(20.20)%	(15.47)%
U.S. small cap equities (Russell 2000® Index)	(19.01)	(23.50)
International equities (MSCI Europe, Australasia, Far East Index)	(22.51)	(25.13)
Emerging market equities (MSCI Emerging Markets Index)	(21.70)	(28.11)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.58	0.63
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.81)	(16.20)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.22)	(14.60)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(6.30)	(11.50)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(10.42)	(14.15)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2022	iShares® Preferred and Income Securities ETF

Investment Objective

The iShares Preferred and Income Securities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated preferred and hybrid securities, as represented by the ICE Exchange-Listed Preferred & Hybrid Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment portfolio similar to the index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(10.54)%	(14.55)%	1.15%	3.38%	(14.55)%	5.90%	39.43%
Fund Market	(10.85)	(14.63)	1.12	3.33	(14.63)	5.73	38.81
Index	(10.40)	(14.27)	1.79	4.04	(14.27)	9.30	48.58

Index performance through January 31, 2019 reflects the performance of the S&P U.S. Preferred Stock IndexTM. Index performance beginning on February 1, 2019 through October 31,2019 reflects the performance of the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index, which terminated on October 31, 2019. Index performance beginning on November 1, 2019 reflects the performance of the ICE Exchange-Listed Preferred & Hybrid Securities Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance’’ for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 894.60	$ 2.17		$ 1,000.00	$ 1,022.78	$ 2.33		0.46%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See ”Disclosure of Expenses“ for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	59.9%
Utilities	13.7
Real Estate	7.4
Communication Services	4.7
Consumer Discretionary	3.2
Industrials	3.2
Health Care	2.9
Energy	2.4
Consumer Staples	1.3
Other (each representing less than 1%)	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Wells Fargo & Co., Series L, NVS	1.9%
Citigroup Capital XIII, (3 mo. USD LIBOR + 6.370%), NVS	1.4
NextEra Energy, Inc., NVS	1.4
Bank of America Corp., Series L, NVS	1.3
Danaher Corp., Series B, NVS	1.3
NextEra Energy, Inc.	1.1
JPMorgan Chase & Co., Series EE, NVS	1.0
PG&E Corp.	1.0
JPMorgan Chase & Co., Series DD, NVS	0.9
Citigroup, Inc., Series K, (3 mo. USD LIBOR + 4.130%), NVS	0.9

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About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	5

Schedule of Investments (unaudited) September 30, 2022	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities

Preferred Stocks — 98.7%

Auto Components — 0.6%
Aptiv PLC, Series A, 5.50%, NVS(a)	918,791	$87,468,903

Automobiles — 1.1%
Ford Motor Co.
6.00%	2,556,525	59,490,337
6.50%, NVS	1,917,320	46,130,719
6.20%	2,396,763	58,433,082

		164,054,138
Banks — 27.3%
Associated Banc-Corp.
Series E, 5.88%, NVS(b)	319,611	7,955,118
Series F, 5.63%, NVS(b)	319,611	7,766,547
Atlantic Union Bankshares Corp., Series A, 6.88%, NVS(b)	551,295	13,286,209
Bank of America Corp.
Series 02, (3 mo. USD LIBOR + 0.650%), 3.69%, NVS(b)(c)	603,658	11,354,807
Series 4, (3 mo. USD LIBOR + 0.750%), 4.51%, NVS(b)(c)	435,324	8,175,385
Series 5, (3 mo. USD LIBOR + 0.500%), 4.00%, NVS(b)	855,837	16,825,755
Series E, (3 mo. USD LIBOR + 0.350%), 4.11%, NVS(b)(c)	637,029	12,339,252
Series GG, 6.00%(b)(c)	2,768,407	66,164,927
Series HH, 5.88%, NVS(b)	1,751,360	40,929,283
Series K*, (3 mo. USD LIBOR + 1.327%), 6.45%(d)	2,153,242	53,831,050
Series KK, 5.38%, NVS(b)	2,865,821	62,245,632
Series L, 7.25%, NVS(a)(b)	159,486	187,077,078
Series LL, 5.00%, NVS(b)(c)	2,686,474	54,992,123
Series NN, 4.38%, NVS(b)	2,255,683	41,233,885
Series PP, 4.13%, NVS(b)(c)	1,870,508	32,210,148
Series QQ, 4.25%, NVS(b)	2,665,942	46,254,094
Series SS, 4.75%, NVS(b)	1,433,983	28,106,067
Bank of Hawaii Corp., Series A, 4.38%, NVS(b)	575,237	10,204,704
Bank OZK, Series A, 4.63%, NVS(b)	1,118,441	19,427,320
Cadence Bank, Series A, 5.50%, NVS(b)(c)	542,109	11,400,552
Citigroup, Inc.
Series J, (3 mo. USD LIBOR + 4.040%), 7.13%(b)(c)(d)	3,035,889	77,809,835
Series K, (3 mo. USD LIBOR + 4.130%), 6.88%, NVS(b)(d)	4,777,477	122,446,736
Citizens Financial Group, Inc.
Series D, (3 mo. USD LIBOR + 3.642%), 6.35%, NVS(b)(c)(d)	958,738	23,920,513
Series E, 5.00%, NVS(b)	1,438,016	27,365,444
ConnectOne Bancorp., Inc., Series A, (5 year CMT + 4.420%), 5.25%, NVS(b)(d)	361,412	7,174,028
Cullen/Frost Bankers, Inc., Series B, 4.45%, NVS(b)	479,259	8,847,121
Dime Community Bancshares, Inc., 5.50%, NVS(b)	413,308	8,129,768
Fifth Third Bancorp.
Series A, 6.00%, NVS(b)	639,135	15,288,109
Series I, (3 mo. USD LIBOR + 3.710%), 6.63%, NVS(b)(c)(d)	1,438,016	36,626,268
Series K, 4.95%, NVS(b)	798,897	16,872,705
First Citizens BancShares, Inc.
Series A, 5.38%, NVS(b)	1,102,505	23,593,607
Series C, 5.63%, NVS(b)	639,127	13,964,925

Security	Shares	Value

Banks (continued)
First Horizon Corp. 6.50%, NVS(b)	479,373	$11,864,482
Series D, (3 mo. USD LIBOR + 3.859%), 6.10%(b)(d)	319,611	7,856,038
Series F, 4.70%(b)	466,802	9,139,983
First Republic Bank
Series H, 5.13%, NVS(b)(c)	628,902	13,062,295
Series I, 5.50%, NVS(b)(c)	958,814	22,071,898
Series J, 4.70%, NVS(b)(c)	1,262,267	24,349,130
Series K, 4.13%(b)	1,597,865	27,483,278
Series L, 4.25%(b)(c)	2,388,753	42,591,466
Series M, 4.00%(b)	2,396,763	39,690,395
Series N, 4.50%(b)	2,364,788	43,819,522
FNB Corp., (3 mo. USD LIBOR + 4.600%), 7.25%, NVS(b)(d)	354,345	9,216,513
Fulton Financial Corp., Series A, 5.13%, NVS(b)	639,135	13,281,225
Hancock Whitney Corp., 6.25%	551,294	13,881,583
Heartland Financial U.S.A., Inc., Series E, (5 year CMT + 6.675%), 7.00%, NVS(b)(d)	360,477	9,047,973
Huntington Bancshares, Inc.
Series C, 5.70%, NVS(b)(c)	559,250	12,862,750
Series H, 4.50%, NVS(b)	1,597,865	28,761,570
JPMorgan Chase & Co.
Series DD, 5.75%, NVS(b)	5,420,702	133,945,546
Series EE, 6.00%, NVS(b)(c)	5,912,017	147,682,185
Series GG, 4.75%, NVS(b)	2,876,128	60,571,256
Series JJ, 4.55%, NVS(b)	4,793,517	91,076,823
Series LL, 4.63%, NVS(b)	5,912,017	115,166,091
Series MM, 4.20%, NVS(b)	6,391,382	115,300,531
KeyCorp
(5 year CMT + 3.132%), 6.20%, NVS(b)(d)	1,917,382	46,496,513
Series E, (3 mo. USD LIBOR + 3.892%), 6.13%, NVS(b)(c)(d)	1,597,873	40,042,697
Series F, 5.65%, NVS(b)	1,358,139	32,269,383
Series G, 5.63%, NVS(b)	1,438,016	33,074,368
M&T Bank Corp., Series H, (3 mo. USD LIBOR + 4.020%), 5.63%, NVS(b)(c)(d)	798,889	19,532,836
Midland States Bancorp Inc., (5 year CMT + 4.713%), 7.75%, NVS(b)(d)	367,816	9,397,699
Old National Bancorp.
Series A, 7.00%, NVS(b)	337,551	8,371,265
Series C, 7.00%, NVS(b)(c)	391,464	9,935,356
PacWest Bancorp., Series A, (5 year CMT + 4.820%), 7.75%, NVS(b)(d)	1,640,179	41,184,895
Pinnacle Financial Partners, Inc., Series B, 6.75%, NVS(b)	719,012	18,212,574
PNC Financial Services Group, Inc., Series P, (3 mo. USD LIBOR + 4.067%), 6.85%, NVS(b)(d)	4,793,517	121,659,461
Popular Capital Trust II, 6.13%	415,475	10,773,267
Regions Financial Corp.
Series B, (3 mo. USD LIBOR + 3.536%), 6.38%, NVS(b)(d)	1,597,873	40,905,549
Series C, (3 mo. USD LIBOR + 3.148%), 5.70%, NVS(b)(d)	1,597,865	35,856,091
Series E, 4.45%, NVS(b)	1,278,254	23,468,743
Signature Bank, Series a, 5.00%(b)	2,332,873	40,941,921
Silvergate Capital Corp., Series A, 5.38%(b)	639,135	10,034,420
SVB Financial Group, Series A, 5.25%, NVS(b)	1,225,540	25,626,041
Synovus Financial Corp.
Series D, (3 mo. USD LIBOR + 3.352%), 6.30%, NVS(b)(d)	639,127	14,840,529

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Synovus Financial Corp.
Series E, (5 year CMT + 4.127%), 5.88%, NVS(b)(d)	1,118,492	$27,414,239
Texas Capital Bancshares, Inc., Series B, 5.75%, NVS(b)	958,730	20,267,552
Truist Financial Corp.
Series I, (3 mo. USD LIBOR + 0.530%), 4.61%, NVS(b)(c)	535,824	10,084,208
Series O, 5.25%, NVS(b)(c)	1,837,512	41,766,648
Series R, 4.75%, NVS(b)	2,956,013	58,647,298
United Community Banks, Inc., Series I, 6.88%, NVS(b)	317,542	7,798,832
US Bancorp.
Series A, (3 mo. USD LIBOR + 1.020%), 5.10%, NVS(b)(d)	45,909	34,202,205
Series B*, (3 mo. USD LIBOR + 0.600%), 4.68%, NVS(b)	3,195,651	64,040,846
Series K, 5.50%, NVS(b)	1,837,512	43,512,284
Series L, 3.75%, NVS(b)	1,597,865	25,677,691
Series M, 4.00%, NVS(b)	2,396,763	40,768,939
Series O, 4.50%, NVS(b)	1,438,016	27,839,990
Valley National Bancorp.
Series A, (3 mo. USD LIBOR + 3.850%), 6.25%, NVS(b)(d)	363,304	9,238,821
Series B, (3 mo. USD LIBOR + 3.578%), 5.50%, NVS(b)(d)	319,611	7,149,698
Washington Federal, Inc., Series A, 4.88%, NVS(b)	958,730	18,877,394
Webster Financial Corp.
Series F, 5.25%, NVS(b)	479,373	9,860,703
Series G, 6.50%(b)(c)	419,381	10,190,958
Wells Fargo & Co.
Series AA, 4.70%, NVS(b)	2,690,803	49,860,580
Series CC, 4.38%, NVS(b)	2,425,756	42,062,609
Series DD, 4.25%, NVS(b)	2,872,709	49,381,868
Series L, 7.50%, NVS(a)(b)	228,499	275,112,796
Series Q, (3 mo. USD LIBOR + 3.090%), 5.85%, NVS(b)(c)(d)	3,973,013	89,194,142
Series R, (3 mo. USD LIBOR + 3.690%), 6.63%, NVS(b)(c)(d)	1,940,705	49,196,872
Series Y, 5.63%, NVS(b)(c)	1,588,676	35,935,851
Series Z, 4.75%, NVS(b)(c)	4,635,181	87,048,699
WesBanco, Inc., Series A, (5 year CMT + 6.557%), 6.75%, NVS(b)(d)	479,373	12,070,612
Western Alliance Bancorp., Series A, (5 year CMT + 3.452%), 4.25%, NVS(b)(d)	958,730	21,015,362
Wintrust Financial Corp.
Series D, (3 mo. USD LIBOR + 4.060%), 6.50%, NVS(b)(d)	391,554	9,530,424
Series E, (5 year CMT + 6.507%), 6.88%, NVS(b)(d)	918,791	22,455,252
Zions Bancorp. N.A., Series G, (3 mo. USD LIBOR + 4.240%), 6.30%, NVS(b)(c)(d)	442,254	11,197,871

		3,900,566,380
Capital Markets — 10.9%
Affiliated Managers Group, Inc. 4.20%	639,135	10,948,383
4.75%	878,774	16,362,772
5.88%	958,730	21,993,266
B Riley Financial, Inc. 6.50%	534,311	12,957,042
6.00%	734,999	16,691,827

Security	Shares	Value

Capital Markets (continued)
B Riley Financial, Inc. 5.50%	662,771	$15,846,855
5.25%	1,010,805	21,307,769
5.00%	1,031,273	23,162,392
6.75%	341,118	8,425,615
6.38%	455,413	11,230,485
Brookfield Finance I UK PLC, 4.50%(b)	735,007	12,884,673
Brookfield Finance, Inc., Series 50, 4.63%, NVS	1,278,254	23,149,180
Carlyle Finance LLC, 4.63%, NVS	1,597,865	27,483,278
Charles Schwab Corp.
Series D, 5.95%, NVS(b)(c)	2,396,762	58,888,442
Series J, 4.45%, NVS(b)	1,917,382	36,564,475
Cowen, Inc., 7.75%	319,610	8,009,427
First Eagle Alternative Capital BDC, Inc., 5.00%	350,126	7,933,855
Gladstone Investment Corp. 5.00%, NVS	409,183	9,738,555
4.88%	428,823	9,940,117
Goldman Sachs Group, Inc.
Series A, (3 mo. USD LIBOR + 0.750%), 3.75%, NVS(b)	2,396,685	47,861,799
Series C, (3 mo. USD LIBOR + 0.750%), 4.51%, NVS(b)(c)	621,084	12,036,608
Series D, (3 mo. USD LIBOR + 0.670%), 4.00%, NVS(b)	4,314,067	85,763,652
Series J, (3 mo. USD LIBOR + 3.640%), 5.50%, NVS(b)(d)	3,195,651	79,028,449
Series K, (3 mo. USD LIBOR + 3.550%), 6.38%(b)(d)	2,236,900	56,213,297
KKR & Co., Inc., Series C, 6.00%, NVS(a)	1,837,512	99,997,403
KKR Group Finance Co. IX LLC, 4.63%, NVS	1,597,854	29,240,728
Morgan Stanley
Series A, (3 mo. USD LIBOR + 0.700%), 4.00%(b)(c)	3,515,262	70,234,935
Series E, (3 mo. USD LIBOR + 4.320%), 7.13%, NVS(b)(c)(d)	2,756,302	70,395,953
Series F, (3 mo. USD LIBOR + 3.940%), 6.88%, NVS(b)(d)	2,716,365	68,126,434
Series I, (3 mo. USD LIBOR + 3.708%), 6.38%, NVS(b)(d)	3,195,651	78,996,493
Series K, (3 mo. USD LIBOR + 3.491%), 5.85%, NVS(b)(d)	3,195,651	77,430,624
Series L, 4.88%, NVS(b)	1,597,865	33,027,870
Series O, 4.25%, NVS(b)	4,154,390	74,654,388
Series P, 6.50%, NVS(b)	3,195,644	80,338,490
Newtek Business Services Corp., 5.50%	319,611	7,740,978
Northern Trust Corp., Series E, 4.70%, NVS(b)	1,278,254	26,996,724
Oaktree Capital Group LLC
Series A, 6.63%, NVS(b)	575,733	13,564,269
Series B, 6.55%, NVS(b)	751,644	18,031,940
Prospect Capital Corp., Series A, 5.35%(b)	467,428	7,908,882
State Street Corp.
Series D, (3 mo. USD LIBOR + 3.108%), 5.90%, NVS(b)(d)	2,396,762	59,847,147
Series G, (3 mo. USD LIBOR + 3.709%), 5.35%, NVS(b)(c)(d)	1,597,873	39,067,995
Stifel Financial Corp. 5.20%	706,024	16,203,251
Series B, 6.25%, NVS(b)	502,048	12,054,172
Series C, 6.13%, NVS(b)	710,102	16,928,832
Series D, 4.50%, NVS(b)	958,738	16,432,769
Trinity Capital, Inc., 7.00%	559,455	13,958,402

		1,565,600,892

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals — 0.1%
EI du Pont de Nemours and Co., Series B, 4.50%, NVS(b)(c)	133,673	$13,716,186

Commercial Services & Supplies — 0.6%
Charah Solutions, Inc., 8.50%	431,394	8,826,321
GFL Environmental, Inc., 6.00%(a)	934,632	54,021,730
Pitney Bowes, Inc., 6.70%	1,360,817	25,215,939

		88,063,990

Consumer Finance — 2.3%
Atlanticus Holdings Corp., 6.13%	478,011	10,650,085
Capital One Financial Corp.
Series I, 5.00%, NVS(b)	4,793,517	94,096,739
Series J, 4.80%, NVS(b)	3,994,628	73,461,209
Series K, 4.63%, NVS(b)	383,367	6,912,107
Series L, 4.38%, NVS(b)	2,157,107	37,253,238
Series N, 4.25%, NVS(b)	1,358,131	23,359,853
Navient Corp., 6.00%	958,746	20,248,716
SLM Corp., Series B, (3 mo. USD LIBOR + 1.700%), 4.99%(b)(d)	319,611	17,850,274
Synchrony Financial, Series A, 5.63%, NVS(b)	2,396,763	43,860,763

		327,692,984

Diversified Financial Services — 2.6%
Apollo Asset Management, Inc.
Series A, 6.38%, NVS(b)(c)	878,766	21,283,712
Series B, 6.38%, NVS(b)	958,738	22,722,091
Citigroup Capital XIII, (3 mo. USD LIBOR + 6.370%), 9.18%, NVS(d)	7,177,494	200,252,083
Compass Diversified Holdings
Series A, 7.25%, NVS(b)	305,486	7,282,786
Series B, (3 mo. USD LIBOR + 4.985%), 7.88%, NVS(b)(d)	319,611	7,971,098
Series C, 7.88%, NVS(b)	367,504	9,069,999
Equitable Holdings, Inc.
Series A, 5.25%, NVS(b)	2,556,525	53,252,416
Series C, 4.30%(b)	958,812	16,060,101
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%(c)	798,889	17,695,391
Voya Financial, Inc., Series B, (5 year CMT + 3.210%), 5.35%, NVS(b)(d)	958,730	22,971,171

		378,560,848

Diversified Telecommunication Services — 3.3%
AT&T, Inc. 5.35%	4,226,312	101,769,593
5.63%	2,636,402	64,750,033
Series A, 5.00%, NVS(b)	3,834,856	78,729,594
Series C, 4.75%, NVS(b)	5,592,483	105,026,831
Qwest Corp. 6.75%	2,109,144	48,510,312
6.50%, NVS	3,123,807	70,785,466

		469,571,829

Electric Utilities — 8.1%
Alabama Power Co., Series A, 5.00%(b)	798,897	19,972,425
American Electric Power Co., Inc., 6.13%, NVS(a)(c)	1,358,139	67,227,881
BIP Bermuda Holdings I Ltd., 5.13%(b)	959,621	18,683,821
Brookfield BRP Holdings Canada, Inc. 4.63%, NVS(b)	1,118,444	18,957,626
4.88%(b)	830,874	14,656,617
Brookfield Infrastructure Finance ULC, 5.00%	799,577	13,312,957
Duke Energy Corp. 5.63%	1,597,873	39,163,867

Security	Shares	Value

Electric Utilities (continued)
Duke Energy Corp.
Series A, 5.75%, NVS(b)	3,195,652	$76,663,692
Entergy Arkansas LLC, 4.88%	1,310,247	30,672,882
Entergy Louisiana LLC, 4.88%(c)	862,856	19,819,802
Entergy Mississippi LLC, 4.90%	830,874	19,375,982
Georgia Power Co., Series 2017, 5.00%	862,856	18,672,204
NextEra Energy Capital Holdings, Inc., Series N, 5.65%	2,197,053	53,695,975
NextEra Energy, Inc. 5.28%, NVS(a)(c)	3,994,628	198,852,582
6.22%(a)(c)	3,195,652	155,180,861
Pacific Gas and Electric Co., Series A, 6.00%(b)(c)	332,486	6,347,158
PG&E Corp., 5.50%(a)	1,278,262	146,028,651
SCE Trust II, 5.10%, NVS(b)	703,017	14,833,659
SCE Trust III, Series H, (3 mo. USD LIBOR + 2.990%), 5.75%, NVS(b)(d)	878,766	18,111,367
SCE Trust IV, Series J, (3 mo. USD LIBOR + 3.132%), 5.38%, NVS(b)(d)	1,038,615	20,439,943
SCE Trust V, Series K, (3 mo. USD LIBOR + 3.790%), 5.45%, NVS(b)(d)	958,730	19,634,790
SCE Trust VI, 5.00%, NVS(b)	1,517,980	28,143,349
Southern Co. 5.25%	1,438,024	32,269,259
Series 2020, 4.95%	3,195,652	65,958,257
Series C, 4.20%	2,396,763	45,538,497

		1,162,214,104

Electrical Equipment — 0.3%
Babcock & Wilcox Enterprises, Inc. 6.50%	483,955	11,576,204
8.13%	511,279	12,781,975
Series A, 7.75%, NVS(b)	612,655	11,775,229

		36,133,408

Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp., Series A, 6.00%, NVS(a)	183,791	28,755,940

Energy Equipment & Services — 0.1%
Hoegh LNG Partners LP, Series A, 8.75%, NVS(b)	566,370	12,380,848

Equity Real Estate Investment Trusts (REITs) — 6.3%
Agree Realty Corp., Series A, 4.25%, NVS(b)(c)	559,250	9,501,658
American Homes 4 Rent
Series G, 5.88%, NVS(b)	367,504	8,268,840
Series H, 6.25%, NVS(b)	369,213	8,853,728
Armada Hoffler Properties, Inc., Series A, 6.75%, NVS(b)	546,695	12,524,782
Braemar Hotels & Resorts, Inc., Series B, 5.50%, NVS(a)(b)	240,820	3,559,320
Brookfield DTLA Fund Office Trust Investor, Inc., Series A, 7.63%(b)	765,263	7,208,777
Cedar Realty Trust, Inc., Series C, 6.50%, NVS(b)	394,697	3,564,114
Chatham Lodging Trust, Series A, 6.63%, NVS(b)	383,491	7,949,768
City Office REIT, Inc., Series A, 6.63%, NVS(b)	357,938	7,151,601
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%, NVS(b)	406,830	4,902,302
DiamondRock Hospitality Co., 8.25%, NVS(b)	384,098	9,448,811
Digital Realty Trust, Inc.
Series J, 5.25%, NVS(b)(c)	639,135	13,728,620
Series K, 5.85%, NVS(b)(c)	671,111	14,938,931
Series L, 5.20%, NVS(b)	1,102,505	23,207,730
Diversified Healthcare Trust 6.25%, NVS	803,621	9,169,316
5.63%	1,118,492	13,231,760

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
EPR Properties
Series C, 5.75%, NVS(a)(b)	437,037	$7,551,999
Series E, 9.00%, NVS(a)(b)	266,342	6,836,999
Series G, 5.75%, NVS(b)(c)	481,665	8,641,070
Equity Commonwealth, Series D, 6.50%, NVS(a)(b)(c)	393,869	10,307,552
Federal Realty Investment Trust, Series C, 5.00%, NVS(b)	479,365	10,033,109
Gladstone Commercial Corp., Series G, 6.00%, NVS(b)	319,611	6,836,479
Gladstone Land Corp., Series B, 6.00%(b)(c)	473,933	12,383,869
Global Net Lease, Inc.
Series A, 7.25%, NVS(b)	543,263	11,723,616
Series B, 6.88%(b)	374,394	8,311,547
Hersha Hospitality Trust
Series D, 6.50%, NVS(b)	613,398	11,476,677
Series E, 6.50%, NVS(b)	322,131	6,204,243
Hudson Pacific Properties, Inc., Series C, 4.75%, NVS(b)	1,358,139	22,667,340
iStar, Inc.
Series D, 8.00%(b)	319,611	7,967,902
Series I, 7.50%, NVS(b)	399,488	9,739,517
Kimco Realty Corp.
Series L, 5.13%, NVS(b)	719,012	15,156,773
Series M, 5.25%, NVS(b)	845,259	18,147,711
LXP Industrial Trust, Series C, 6.50%, NVS(a)(b)	154,644	7,484,770
National Storage Affiliates Trust, Series A, 6.00%, NVS(b)	697,983	15,648,779
Necessity Retail REIT, Inc., Series A, 7.50%, NVS(b)	632,199	13,130,773
Office Properties Income Trust, 6.38%	517,711	9,940,051
Pebblebrook Hotel Trust
Series E, 6.38%, NVS(b)(c)	343,692	7,114,424
Series F, 6.30%, NVS(b)	479,373	9,079,325
Series G, 6.38%, NVS(b)	735,007	13,744,631
Series H, 5.70%, NVS(b)	798,897	13,461,414
Pennsylvania Real Estate Investment Trust
Series C, 7.20%, NVS(b)	560,645	1,306,303
Series D, 6.88%, NVS(b)	425,292	927,137
PS Business Parks, Inc.
Series X, 5.25%, NVS(b)(c)	735,007	10,951,604
Series Y, 5.20%, NVS(b)(c)	639,135	9,491,155
Public Storage
Series F, 5.15%, NVS(b)	894,764	19,523,750
Series G, 5.05%, NVS(b)(c)	958,730	20,708,568
Series H, 5.60%(b)(c)	910,759	21,812,678
Series I, 4.88%, NVS(b)	1,010,609	21,566,396
Series J, 4.70%, NVS(b)(c)	826,887	16,885,033
Series K, 4.75%, NVS(b)	639,127	12,872,018
Series L, 4.63%, NVS(b)	1,805,538	36,381,591
Series M, 4.13%, NVS(b)(c)	735,007	13,413,878
Series N, 3.88%, NVS(b)(c)	902,811	14,625,538
Series O, 3.90%, NVS(b)(c)	528,824	8,572,237
Series P, 4.00%, NVS(b)	1,929,400	32,934,858
Series Q, 3.95%, NVS(b)	450,479	7,419,389
Series R, 4.00%, NVS(b)	1,390,124	23,576,503
Series S, 4.10%, NVS(b)	798,897	13,924,775
RLJ Lodging Trust, Series A, 1.95%(a)(b)	1,028,973	25,292,156
Saul Centers, Inc., Series E, 6.00%, NVS(b)(c)	351,517	7,431,069
SITE Centers Corp., Series A, 6.38%, NVS(b)	559,727	11,407,236
SL Green Realty Corp., Series I, 6.50%, NVS(b)	735,007	15,957,002

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Spirit Realty Capital, Inc., Series A, 6.00%, NVS(b)	551,295	$12,652,220
Summit Hotel Properties, Inc.
Series E, 6.25%, NVS(b)	511,959	8,979,761
Series F, 5.88%, NVS(b)(c)	320,711	5,798,455
Sunstone Hotel Investors, Inc.
Series H, 6.13%(b)	367,504	7,441,956
Series I, 5.70%, NVS(b)	320,817	5,947,947
UMH Properties, Inc., Series D, 6.38%, NVS(b)	687,789	16,369,378
Urstadt Biddle Properties, Inc.
Series H, 6.25%, NVS(b)	335,703	7,049,763
Series K, 5.88%, NVS(b)	321,632	6,529,130
Vornado Realty Trust
Series L, 5.40%, NVS(b)(c)	958,738	17,707,891
Series M, 5.25%, NVS(b)	1,021,018	17,796,344
Series N, 5.25%, NVS(b)	958,730	16,902,410
Series O, 4.45%, NVS(b)	958,746	15,378,286

		906,335,043

Food Products — 1.3%
CHS, Inc. 8.00%, NVS(b)	980,457	27,952,829
Series 1, 7.88%, NVS(b)	1,714,401	44,454,418
Series 2, (3 mo. USD LIBOR + 4.298%), 7.10%, NVS(b)(c)(d)	1,342,144	33,365,700
Series 3, (3 mo. USD LIBOR + 4.155%), 6.75%, NVS(b)(c)(d)	1,573,828	38,952,243
Series 4, 7.50%(b)	1,653,798	44,057,179

		188,782,369

Gas Utilities — 0.6%
Entergy New Orleans LLC, 5.50%	345,189	7,884,117
South Jersey Industries, Inc. 8.75%(a)	535,308	35,646,160
5.63%	639,135	11,811,215
Spire, Inc., Series A, 5.90%, NVS(b)	798,889	19,269,202
UGI Corp., 7.25%(a)	175,749	14,015,983

		88,626,677

Health Care Equipment & Supplies — 1.4%
Becton Dickinson and Co., Series B, 6.00%, NVS(a)	2,396,755	112,983,030
Boston Scientific Corp., Series A, 5.50%, NVS(a)	803,949	81,375,718

		194,358,748

Health Care Technology — 0.1%
CareCloud, Inc., Series A, 11.00%, NVS(b)(c)	361,610	9,647,755

Hotels, Restaurants & Leisure — 0.1%
FAT Brands, Inc., Series B, 8.25%(c)	728,258	13,086,796

Independent Power and Renewable Electricity Producers — 0.8%
AES Corp., 6.88%(a)	833,327	73,641,107
Brookfield Renewable Partners LP, Series 17, 5.25%, NVS(b)	639,050	12,531,770
Tennessee Valley Authority
Series A, (5 year CMT + 0.840%), 2.22%(d)	664,688	13,958,448
Series D, (5 year CMT + 0.940%), 2.13%(d)	817,900	17,699,356

		117,830,681

Industrial Conglomerates — 0.1%
Steel Partners Holdings LP, Series A, 6.00%, NVS	513,119	11,945,410

Insurance — 10.4%
AEGON Funding Co. LLC, 5.10%, NVS	2,956,013	61,691,991

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Allstate Corp.
(3 mo. USD LIBOR + 3.165%), 5.10%, NVS(d)	1,597,865	$38,508,546
Series G, 5.63%, NVS(b)	1,837,512	42,997,781
Series H, 5.10%, NVS(b)	3,675,017	77,138,607
Series I, 4.75%, NVS(b)	958,730	18,762,346
American Equity Investment Life Holding Co.
Series A, (5 year CMT + 4.322%), 5.95%, NVS(b)(d)	1,278,254	28,696,802
Series B, (5 year CMT + 6.297%), 6.63%, NVS(b)(d)	958,738	22,760,440
American Financial Group, Inc. 5.88%	388,520	9,153,531
4.50%	639,135	12,648,482
5.63%	479,373	10,862,592
5.13%	623,167	13,098,970
American International Group, Inc., Series A, 5.85%, NVS(b)	1,597,873	38,444,824
Arch Capital Group Ltd.
Series F, 5.45%, NVS(b)	1,054,602	22,969,232
Series G, 4.55%(b)	1,597,865	29,975,947
Argo Group International Holdings Ltd., (5 year CMT + 6.172%), 7.00%, NVS(b)(d)	479,373	10,162,708
Argo Group U.S., Inc., 6.50%	459,399	10,511,049
Aspen Insurance Holdings Ltd. 5.63%, NVS(b)	835,977	17,354,883
5.63%, NVS(b)	760,710	15,259,843
(3 mo. USD LIBOR + 4.060%), 5.95%, NVS(b)(d)	878,766	19,833,749
Assurant, Inc., 5.25%	798,889	17,000,358
Athene Holding Ltd.
Series A, (3 mo. USD LIBOR + 4.253%), 6.35%, NVS(b)(d)	2,756,303	67,198,667
Series B, 5.63%, NVS(b)(c)	1,102,505	24,563,811
Series C, (5 year CMT + 5.970%), 6.38%, NVS(b)(d)	1,917,398	48,356,778
Series D, 4.88%(b)(c)	1,837,504	33,993,824
Axis Capital Holdings Ltd., Series E, 5.50%, NVS(b)	1,757,635	37,050,946
Brighthouse Financial, Inc. 6.25%	1,198,377	26,220,489
Series A, 6.60%, NVS(b)	1,358,139	32,934,871
Series B, 6.75%, NVS(b)	1,286,286	31,565,458
Series C, 5.38%(b)	1,837,512	35,831,484
Series D, 4.63%, NVS(b)	1,118,492	18,902,515
CNO Financial Group, Inc., 5.13%	474,295	9,305,668
Enstar Group Ltd.
Series D, (3 mo. USD LIBOR + 4.015%), 7.00%, NVS(b)(d)	1,278,254	29,975,056
Series E, 7.00%, NVS(b)	335,656	8,159,797
Globe Life, Inc., 4.25%, NVS	1,038,615	17,884,950
Hartford Financial Services Group, Inc., Series G, 6.00%, NVS(b)	1,102,425	27,836,231
Kemper Corp., (5 year CMT + 4.140%), 5.88%	480,604	10,400,271
Maiden Holdings Ltd., 6.63%	337,528	5,130,426
Maiden Holdings North America Ltd., 7.75%	485,474	8,665,711
MetLife, Inc.
Series A, (3 mo. USD LIBOR + 1.000%), 4.29%, NVS(b)	1,917,398	42,623,758
Series E, 5.63%, NVS(b)(c)	2,572,522	62,255,032
Series F, 4.75%, NVS(b)	3,195,652	66,405,649
PartnerRe Ltd., Series J, 4.88%, NVS(b)	639,135	12,041,303

Security	Shares	Value

Insurance (continued)
Prudential Financial, Inc. 5.95%	958,738	$23,153,523
5.63%	1,805,538	44,217,626
4.13%, NVS(c)	1,597,865	31,893,385
Reinsurance Group of America, Inc.
(3 mo. USD LIBOR + 4.040%), 5.75%, NVS(d)	1,278,254	31,636,786
(3 mo. USD LIBOR + 4.370%), 7.66%(d)	795,739	20,080,026
RenaissanceRe Holdings Ltd.
Series F, 5.75%, NVS(b)	798,897	18,158,929
Series G, 4.20%, NVS(b)	1,597,865	28,186,339
Selective Insurance Group, Inc., Series B, 4.60%(b)	639,135	11,165,688
SiriusPoint Ltd., Series B, (5 year CMT + 7.298%), 8.00%, NVS(b)(d)	639,139	15,083,680
Unum Group, 6.25%	958,730	23,997,012
W R Berkley Corp. 5.70%	591,232	13,740,232
5.10%	958,738	20,392,357
4.13%	958,746	16,778,055
4.25%(c)	798,897	13,573,260

		1,487,192,274

Internet & Direct Marketing Retail — 0.6%
Qurate Retail, Inc., 8.00%	1,012,066	46,089,485
QVC, Inc. 6.25%	1,598,632	29,814,487
6.38%	719,004	14,523,881

		90,427,853

IT Services — 0.1%
Exela Technologies, Inc., Series B, 6.00%(a)(b)(c)	232,101	1,125,690
Sabre Corp., 6.50%, NVS(a)(c)	262,833	18,761,019

		19,886,709

Leisure Products — 0.3%
Brunswick Corp. 6.50%	591,224	14,201,201
6.63%	397,289	10,234,165
6.38%	735,007	16,427,406

		40,862,772

Life Sciences Tools & Services — 1.3%
Danaher Corp., Series B, 5.00%, NVS(a)(c)	137,422	185,174,771

Machinery — 0.5%
RBC Bearings, Inc., Series A, 5.00%, NVS(a)	367,504	38,216,741
Stanley Black & Decker, Inc., 5.25%, NVS(a)	599,190	29,552,051

		67,768,792

Marine — 0.1%
Global Ship Lease, Inc., 8.75%, NVS(b)	348,960	8,891,501

Media — 0.3%
Liberty Broadband Corp., Series A, 7.00%(b)	574,324	14,312,154
Paramount Global, Series A, 5.75%, NVS(a)(c)	798,889	24,685,670

		38,997,824

Metals & Mining — 0.7%
ArcelorMittal SA, 5.50%(a)	1,942,942	93,863,528

Mortgage Real Estate Investment Trusts (REITs) — 4.8%
ACRES Commercial Realty Corp.
Series C, (3 mo. USD LIBOR + 5.927%), 8.63%(b)(c)(d)	377,037	8,268,421
Series D, 7.88%, NVS(b)	366,414	7,214,692

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
AGNC Investment Corp.
Series C, (3 mo. USD LIBOR + 5.111%), 7.00%, NVS(b)(d)	1,038,615	$24,199,729
Series D, (3 mo. USD LIBOR + 4.332%), 6.88%, NVS(b)(d)	751,005	14,479,376
Series E, (3 mo. USD LIBOR + 4.993%), 6.50%, NVS(b)(d)	1,284,436	26,459,382
Series F, (3 mo. USD LIBOR + 4.697%), 6.13%, NVS(b)(d)	1,837,504	35,390,327
Series G, (5 year CMT + 4.390%), 7.75%, NVS(b)	479,781	9,451,686
Annaly Capital Management, Inc.
Series F, (3 mo. USD LIBOR + 4.993%), 8.67%, NVS(b)(c)(d)	2,300,890	54,830,209
Series G, (3 mo. USD LIBOR + 4.172%), 6.50%, NVS(b)(d)	1,358,139	28,819,710
Series I, (3 mo. USD LIBOR + 4.989%), 6.75%, NVS(b)(d)	1,414,066	30,755,935
Arbor Realty Trust, Inc.
Series D, 6.38%, NVS(b)	734,999	14,288,381
Series E, 6.25%, NVS(b)	459,399	8,659,671
Series F, (SOFR + 5.440%), 6.25%, NVS(b)(d)	890,785	18,626,314
ARMOUR Residential REIT, Inc., Series C, 7.00%(b)	536,081	10,083,684
Chimera Investment Corp.
Series A, 8.00%, NVS(b)	450,174	7,774,505
Series B, (3 mo. USD LIBOR + 5.791%), 8.00%, NVS(b)(d)	1,038,615	18,279,624
Series C, (3 mo. USD LIBOR + 4.743%), 7.75%, NVS(b)(d)	830,882	13,568,303
Series D, (3 mo. USD LIBOR + 5.379%), 8.00%, NVS(b)(d)	639,135	10,865,295
Dynex Capital, Inc., Series C, (3 mo. USD LIBOR + 5.461%), 6.90%, NVS(b)(d)	356,328	7,671,742
Ellington Financial, Inc.
(3 mo. USD LIBOR + 5.196%), 6.75%, NVS(b)(d)	357,891	6,442,038
Series B, (5 year CMT + 4.990%), 6.25%, NVS(b)(d)	377,170	6,306,282
Franklin BSP Realty Trust, Inc., Series E, 7.50%, NVS(b)(c)	825,208	15,117,811
Granite Point Mortgage Trust, Inc., Series A, (SOFR + 5.830%), 7.00%, NVS(b)(d)	646,687	13,101,879
Great Ajax Corp., 7.25%, NVS(a)(c)	361,388	8,622,718
Invesco Mortgage Capital, Inc.
Series B, (3 mo. USD LIBOR + 5.180%), 7.75%, NVS(b)(d)	350,729	5,983,437
Series C, (3 mo. USD LIBOR + 5.289%), 7.50%, NVS(b)(d)	624,443	9,560,222
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, NVS(b)	1,047,414	20,822,590
MFA Financial, Inc.
Series B, 7.50%, NVS(b)	639,135	11,216,819
Series C, (3 mo. USD LIBOR + 5.345%), 6.50%, NVS(b)(d)	875,691	15,482,217
New York Mortgage Trust, Inc.
Series D, (3 mo. USD LIBOR + 5.695%), 8.00%, NVS(b)(d)	473,081	8,491,804
Series E, (3 mo. USD LIBOR + 6.429%), 7.88%, NVS(b)(d)	591,920	10,595,368
Series F, (SOFR + 6.130%), 6.88%, NVS(b)(d)	445,049	6,386,453

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
PennyMac Mortgage Investment Trust
Series A, (3 mo. USD LIBOR + 5.831%), 8.13%, NVS(b)(d)	357,708	$6,885,879
Series B, (3 mo. USD LIBOR + 5.990%), 8.00%, NVS(b)(d)	607,364	11,600,652
Series C, 6.75%, NVS(b)	798,897	13,101,911
Ready Capital Corp.
7.00%(a)	357,902	8,940,392
6.20%(c)	327,566	7,943,475
5.75%(c)	643,267	15,502,735
Series E, 6.50%, NVS(b)	349,939	6,281,405
Rithm Capital Corp.
Series A, (3 mo. USD LIBOR + 5.802%), 7.50%, NVS(b)(d)	480,127	9,237,643
Series B, (3 mo. USD LIBOR + 5.640%), 7.13%(b)(d)	902,803	17,044,921
Series C, (3 mo. USD LIBOR + 4.969%), 6.38%, NVS(b)(d)	1,286,286	22,445,691
Series D, (5 year CMT + 6.223%), 7.00%, NVS(b)(d)	1,485,996	28,650,003
TPG RE Finance Trust, Inc., Series C, 6.25%, NVS(b)(c)	643,122	11,158,167
Two Harbors Investment Corp.
Series A, (3 mo. USD LIBOR + 5.660%), 8.13%, NVS(b)(d)	447,809	8,060,562
Series B, (3 mo. USD LIBOR + 5.352%), 7.63%, NVS(b)(d)	918,799	16,207,614
Series C, (3 mo. USD LIBOR + 5.011%), 7.25%, NVS(b)(d)	942,741	16,601,669

		687,479,343
Multiline Retail — 0.2%
Dillard’s Capital Trust I, 7.50%	639,135	16,847,599
Franchise Group, Inc., Series A, 7.50%, NVS(b)	356,321	8,284,463

		25,132,062
Multi-Utilities — 3.9%
Algonquin Power & Utilities Corp.
7.75%(a)	1,837,512	69,586,580
(3 mo. USD LIBOR + 3.677%), 6.88%(d)	918,807	22,317,822
Series 19-A, (3 mo. USD LIBOR + 4.010%), 6.20%, NVS(d)	1,118,492	27,078,691
Brookfield Infrastructure Partners LP
Series 13, 5.13%, NVS(b)	639,679	10,740,210
Series 14, 5.00%, NVS(b)	639,679	9,902,231
CMS Energy Corp.
5.88%	2,013,272	46,687,778
5.88%, NVS	894,780	20,624,679
5.63%	639,135	15,307,283
Series C, 4.20%, NVS(b)	714,283	12,214,239
DTE Energy Co.
6.25%(a)	2,077,228	104,152,212
4.38%	894,780	16,293,944
Series E, 5.25%	1,278,254	29,144,191
Series G, 4.38%	735,007	12,972,874
NiSource, Inc.
7.75%(a)	689,100	69,316,569
Series B, (5 year CMT + 3.632%), 6.50%(b)(d)	1,597,873	39,435,506
Sempra Energy, 5.75%	2,420,705	57,225,466

		563,000,275
Oil, Gas & Consumable Fuels — 2.3%
Altera Infrastructure LP
Series A, 7.25%, NVS(b)(e)	463,501	301,276

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Altera Infrastructure LP
Series B, 8.50%, NVS(b)(e)	408,513	$318,640
Series E, 8.88%, NVS(b)(d)(e)	409,152	278,223
DCP Midstream LP
Series B, (3 mo. USD LIBOR + 4.919%), 7.88%, NVS(b)(d)	514,589	12,175,176
Series C, (3 mo. USD LIBOR + 4.882%), 7.95%, NVS(b)(d)	351,517	7,873,981
El Paso Energy Capital Trust I, 4.75%(a)	352,002	16,146,332
Enbridge, Inc., Series B, (3 mo. USD LIBOR + 3.593%), 6.38%(d)	1,917,398	45,384,811
Energy Transfer LP
Series C, (3 mo. USD LIBOR + 4.530%), 7.38%, NVS(b)(d)	1,438,016	31,420,649
Series D, (3 mo. USD LIBOR + 4.738%), 7.63%, NVS(b)(d)	1,422,106	32,523,564
Series E, (3 mo. USD LIBOR + 5.161%), 7.60%, NVS(b)(d)	2,556,525	61,842,340
NGL Energy Partners LP, Series B, (3 mo. USD LIBOR + 7.213%), 11.30%, NVS(b)(d)	1,008,748	11,096,228
NuStar Energy LP
Series A, (3 mo. USD LIBOR + 6.776%), 10.25%, NVS(b)(d)	723,842	16,098,246
Series B, (3 mo. USD LIBOR + 5.643%), 9.13%, NVS(b)(d)	1,230,352	23,782,704
Series C, (3 mo. USD LIBOR + 6.880%), 9.00%, NVS(b)(d)	551,295	12,200,158
NuStar Logistics LP, (3 mo. USD LIBOR + 6.734%), 9.25%(d)	1,286,139	31,394,653
Seapeak LLC
9.00%, NVS(b)	401,998	10,013,770
Series B, (3 mo. USD LIBOR + 6.241%), 8.50%, NVS(b)(d)	543,263	12,793,844

		325,644,595
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc., 5.00%(a)	878,843	18,376,607

Professional Services — 0.3%
Clarivate PLC, Series A, 5.25%(a)	1,148,423	48,968,757

Real Estate Management & Development — 1.0%
Brookfield Property Partners LP
Series A, 5.75%, NVS(b)	919,583	15,632,911
Series A-1, 6.50%, NVS(b)	588,416	11,162,251
Series A2, 6.38%, NVS(b)	799,577	14,776,183
Brookfield Property Preferred LP, 6.25%	2,144,645	40,319,326
DigitalBridge Group, Inc.
Series H, 7.13%, NVS(b)(c)	714,261	16,020,874
Series I, 7.15%, NVS(b)	1,102,505	24,652,012
Series J, 7.13%, NVS(b)	1,006,810	22,814,315

		145,377,872
Semiconductors & Semiconductor Equipment — 0.1%
PS Business Parks, Inc., Series Z, 4.88%, NVS(b)	1,038,607	14,176,986

Software — 0.1%
Synchronoss Technologies, Inc., 8.38%	403,897	8,877,656

Specialty Retail — 0.2%
TravelCenters of America, Inc.
8.25%	351,517	9,135,927
8.00%	383,869	9,804,014
8.00%(c)	319,611	8,191,630

		27,131,571

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.1%
Fossil Group, Inc., 7.00%	482,059	$7,953,973

Thrifts & Mortgage Finance — 0.7%
Federal Agricultural Mortgage Corp.
Series D, 5.70%, NVS(b)	306,520	6,801,679
Series F, 5.25%, NVS(b)(c)	383,491	7,846,226
Series G, 4.88%, NVS(b)	392,886	7,527,696
Merchants Bancorp.
(5 year CMT + 4.340%), 8.25%, NVS(b)	415,835	10,458,250
Series B, (3 mo. USD LIBOR + 4.569%), 6.00%, NVS(b)(d)	389,621	8,953,491
Series C, 6.00%, NVS(b)	626,955	14,162,913
New York Community Bancorp., Inc., Series A., (3 mo. USD LIBOR + 3.821%), 6.38%, NVS(b)(d)	1,645,766	40,601,047
New York Community Capital Trust V, 6.00%, NVS(a)	231,684	10,330,789

		106,682,091
Trading Companies & Distributors — 1.1%
Air Lease Corp., Series A, (3 mo. USD LIBOR + 3.650%), 6.15%, NVS(b)(d)	798,881	17,870,968
Fortress Transportation and Infrastructure Investors LLC
Series A, (3 mo. USD LIBOR + 6.886%), 8.25%, NVS(b)(d)	333,919	6,114,057
Series B, (3 mo. USD LIBOR + 6.447%), 8.00%, NVS(b)(d)	386,951	7,348,199
Series C, (5 year CMT + 7.378%), 8.25%, NVS(b)(d)	335,529	6,542,815
Textainer Group Holdings Ltd.
(5 year CMT + 6.134%), 7.00%, NVS(b)(d)	479,373	10,833,830
Series B, 6.25%, NVS(b)	479,373	9,587,460
Triton International Ltd.
8.00%, NVS(b)	457,783	11,572,754
7.38%, NVS(b)	559,242	12,884,936
6.88%, NVS(b)	479,373	11,097,485
Series E, 5.75%, NVS(b)	559,250	12,057,430
WESCO International, Inc., Series A, (5 year CMT + 10.325%), 10.63%, NVS(b)(d)	1,726,563	46,530,873

		152,440,807
Transportation Infrastructure — 0.2%
Atlas Corp.
Series D, 7.95%(b)	412,286	8,893,009
Series H, 7.88%, NVS(b)	716,220	15,584,947
Series I, (3 mo. USD LIBOR + 5.008%), 8.00%(b)(d)	477,923	10,939,658

		35,417,614
Wireless Telecommunication Services — 1.1%
Telephone and Data Systems, Inc.
Series UU, 6.63%, NVS(b)	1,342,144	26,775,773
Series VV, 6.00%, NVS(b)	2,205,016	41,013,298
United States Cellular Corp.
6.25%	1,597,873	33,139,886
5.50%	1,597,865	29,560,502
5.50%	1,597,873	29,560,650

		160,050,109

Total Long-Term Investments — 98.7% (Cost: $16,991,866,028)		14,125,170,271

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities(f)(g)

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(h)	430,809,315	$430,938,557
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%	551,310,315	551,310,315

Total Short-Term Securities — 6.9% (Cost: $982,150,664)		982,248,872

Total Investments — 105.6% (Cost: $17,974,016,692)		15,107,419,143
Liabilities in Excess of Other Assets — (5.6)%		(802,036,483)

Net Assets — 100.0%		$14,305,382,660

(a)	Convertible security.
(b)	Perpetual security with no stated maturity date.
(c)	All or a portion of this security is on loan.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$275,720,624	$155,081,969	(a)	$—	$(31,624)	$167,588	$430,938,557	430,809,315	$2,198,919	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,910,000	360,400,315	(a)	—	—	—	551,310,315	551,310,315	529,978		—

					$(31,624)	$167,588	$982,248,872		$2,728,897		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Preferred Securities
Preferred Stocks	$13,939,097,361	$185,174,771	$898,139	$14,125,170,271
Short-Term Securities
Money Market Funds	982,248,872	—	—	982,248,872

	$14,921,346,233	$185,174,771	$898,139	$15,107,419,143

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Statement of Assets and Liabilities (unaudited)

September 30, 2022

iShares Preferred and Income Securities ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$14,125,170,271
Investments, at value — affiliated(c)	982,248,872
Cash	8,476,391
Receivables:
Investments sold	72,823,666
Securities lending income — affiliated	416,021
Capital shares sold	15,875,543
Dividends — unaffiliated	48,485,655
Dividends — affiliated	114,422

Total assets	15,253,610,841

LIABILITIES
Collateral on securities loaned	430,851,081
Payables:
Investments purchased	467,357,729
Capital shares redeemed	44,415,302
Investment advisory fees	5,604,069

Total liabilities	948,228,181

NET ASSETS	$14,305,382,660

NET ASSETS CONSIST OF:
Paid-in capital	$18,732,350,196
Accumulated loss	(4,426,967,536)

NET ASSETS	$14,305,382,660

NET ASSET VALUE
Shares outstanding	450,550,000

Net asset value	$31.75

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$16,991,866,028

(b) Securities loaned, at value	$417,965,243

(c) Investments, at cost — affiliated	$982,150,664

See notes to financial statements.

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended September 30, 2022

iShares Preferred and Income Securities ETF

INVESTMENT INCOME
Dividends — unaffiliated	$483,441,435
Dividends — affiliated	529,978
Securities lending income — affiliated — net	2,198,919
Foreign taxes withheld	(719,787)

Total investment income	485,450,545

EXPENSES
Investment advisory	36,144,619

Total expenses	36,144,619

Net investment income	449,305,926

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	167,913,767
Investments — affiliated	(31,624)
In-kind redemptions — unaffiliated	(18,168,127)

149,714,016

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(2,402,813,921)
Investments — affiliated	167,588

(2,402,646,333)

Net realized and unrealized loss	(2,252,932,317)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,803,626,391)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Statements of Changes in Net Assets

	iShares Preferred and Income Securities ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$449,305,926	$888,159,729
Net realized gain	149,714,016	122,946,775
Net change in unrealized appreciation (depreciation)	(2,402,646,333)	(1,182,583,024)

Net decrease in net assets resulting from operations	(1,803,626,391)	(171,476,520)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(399,992,708)	(853,841,960)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,202,746,224)	372,726,191

NET ASSETS
Total decrease in net assets	(3,406,365,323)	(652,592,289)
Beginning of period	17,711,747,983	18,364,340,272

End of period	$14,305,382,660	$17,711,747,983

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Preferred and Income Securities ETF
	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$36.39		$38.27	$31.50	$36.47	$37.54	$38.73

Net investment income(a)	0.96		1.75	1.81	1.93	2.10	2.14
Net realized and unrealized gain (loss)(b)	(4.75)		(1.94)	6.78	(4.93)	(1.02)	(1.22)

Net increase (decrease) from investment operations	(3.79)		(0.19)	8.59	(3.00)	1.08	0.92

Distributions from net investment income(c)	(0.85)		(1.69)	(1.82)	(1.97)	(2.15)	(2.11)

Net asset value, end of period	$31.75		$36.39	$38.27	$31.50	$36.47	$37.54

Total Return(d)
Based on net asset value	(10.54	)%(e)	(0.67)%	27.88%	(8.90)%	3.01%	2.41%

Ratios to Average Net Assets(f)
Total expenses	0.46	%(g)	0.45%	0.46%	0.46%	0.46%	0.47%

Net investment income	5.69	%(g)	4.56%	4.97%	5.25%	5.73%	5.55%

Supplemental Data
Net assets, end of period (000)	$14,305,383		$17,711,748	$18,364,340	$13,816,631	$14,370,721	$16,622,879

Portfolio turnover rate(h)	10%		21%	28%	46%	28%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust” is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification

Preferred and Income Securities	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividend are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable tax laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains and losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividend and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

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Notes to Financial Statements  (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 - Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements  (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Barclays Bank PLC	$7,534,472	$(7,534,472)	$—		$—
Barclays Capital, Inc.	2,236,578	(2,236,578)	—		—
BMO Capital Markets Corp.	14,795	(14,795)	—		—
BNP Paribas SA	6,882,519	(6,882,519)	—		—
BofA Securities, Inc.	13,895,471	(13,895,471)	—		—
Citigroup Global Markets, Inc.	29,782,110	(29,782,110)	—		—
Deutsche Bank Securities, Inc.	539,527	(539,527)	—		—
Goldman Sachs & Co. LLC	238,349,860	(238,349,860)	—		—
J.P. Morgan Securities LLC	76,199,144	(76,199,144)	—		—
Mizuho Securities USA LLC	6,210	(6,210)	—		—
Morgan Stanley	4,469,962	(4,469,962)	—		—
National Financial Services LLC	11,052,672	(11,052,672)	—		—
Toronto-Dominion Bank	9,618,398	(9,618,398)	—		—
UBS Securities LLC	255,873	(255,873)	—		—
Wells Fargo Bank N.A.	9,647,276	(9,647,276)	—		—
Wells Fargo Securities LLC	7,480,376	(7,480,376)	—		—

	$417,965,243	$(417,965,243)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $46 billion	0.4800%
Over $46 billion, up to and including $81 billion	0.4560
Over $81 billion, up to and including $111 billion	0.4332
Over $111 billion, up to and including $141 billion	0.4116
Over $141 billion, up to and including $171 billion	0.3910
Over $171 billion	0.3714

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.

Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded fund (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income - affiliated - net in its Statement of Operations. For the six months ended September 30, 2022, the Fund paid BTC $57,7621 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Preferred and Income Securities	$1,501,112,700	$1,498,372,603

For the six months ended September 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Preferred and Income Securities	$378,705,994	$1,568,741,050

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of March 31, 2022, the Fund had non-expiring capital loss carryforwards of $1,784,643,780 available to offset future realized capital gains.

As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Preferred and Income Securities	$18,002,280,874	$91,908,710	$(2,986,770,441)	$(2,894,861,731)

8. PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war,

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements  (unaudited) (continued)

acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 09/30/22		Year Ended 03/31/22
iShares ETF	Shares	Amount	Shares	Amount
Preferred and Income Securities
Shares sold	8,400,000	$288,670,409	85,800,000	$3,332,513,336
Shares redeemed	(44,600,000)	(1,491,416,633)	(78,850,000)	(2,959,787,145)

	(36,200,000)	$(1,202,746,224)	6,950,000	$372,726,191

The consideration of the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shared sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Board Review and Approval of Investment Advisory Contract

iShares Preferred and Income Securities ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided by BlackRock: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by

24	B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T

Board Review and Approval of Investment Advisory Contract

numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	25

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Preferred and Income Securities(a)	$0.766126	$—	$0.086291	$0.852417	90%	—%	10%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	27

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

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Want to know more?

iShares.com  |   1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-309-0922

SEPTEMBER 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca

•  iShares Core S&P Small-Cap ETF | IJR | NYSE Arca

•  iShares Core S&P U.S. Growth ETF | IUSG | NASDAQ

•  iShares Core S&P U.S. Value ETF | IUSV | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(20.20)%	(15.47)%

U.S. small cap equities (Russell 2000® Index)	(19.01)	(23.50)

International equities (MSCI Europe, Australasia, Far East Index)	(22.51)	(25.13)

Emerging market equities (MSCI Emerging Markets Index)	(21.70)	(28.11)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.58	0.63

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.81)	(16.20)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.22)	(14.60)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(6.30)	(11.50)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(10.42)	(14.15)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2022	iShares® Core S&P Mid-Cap ETF

Investment Objective

The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the S&P MidCap 400® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(17.50)%	(15.28)%	5.76%	9.97%	(15.28)%	32.33%	158.66%
Fund Market	(17.52)	(15.31)	5.76	9.97	(15.31)	32.32	158.77
Index	(17.50)	(15.25)	5.82	10.04	(15.25)	32.68	160.30

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 825.00	$ 0.23		$ 1,000.00	$ 1,024.82	$ 0.25		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Industrials	19.0%
Financials	15.7
Consumer Discretionary	13.6
Information Technology	12.7
Health Care	10.4
Real Estate	8.2
Materials	6.6
Consumer Staples	4.0
Energy	4.0
Utilities	4.0
Communication Services	1.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Carlisle Cos., Inc.	0.8%
Targa Resources Corp.	0.7
First Solar, Inc.	0.7
Wolfspeed, Inc.	0.7
Steel Dynamics, Inc.	0.7
First Horizon Corp.	0.7
Hubbell, Inc.	0.6
Alleghany Corp.	0.6
RPM International, Inc.	0.6
Darling Ingredients, Inc.	0.6

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2022	iShares® Core S&P Small-Cap ETF

Investment Objective

The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the S&P SmallCap 600® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(18.63)%	(18.93)%	4.80%	10.05%	(18.93)%	26.44%	160.66%
Fund Market	(18.51)	(18.83)	4.81	10.07	(18.83)	26.50	161.04
Index	(18.58)	(18.83)	4.84	10.09	(18.83)	26.68	161.50

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 813.70	$ 0.27		$ 1,000.00	$ 1,024.77	$ 0.30		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	18.3%
Industrials	16.3
Health Care	12.9
Consumer Discretionary	12.8
Information Technology	12.6
Real Estate	7.5
Materials	5.5
Consumer Staples	5.1
Energy	4.6
Utilities	2.3
Communication Services	2.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Livent Corp.	0.7%
Agree Realty Corp.	0.7
Lantheus Holdings, Inc.	0.6
SM Energy Co.	0.6
AMN Healthcare Services, Inc.	0.6
Cytokinetics, Inc.	0.6
Rogers Corp.	0.6
Exponent, Inc.	0.6
SPS Commerce, Inc.	0.6
UFP Industries, Inc.	0.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2022	iShares® Core S&P U.S. Growth ETF

Investment Objective

The iShares Core S&P U.S. Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 900 Growth Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(23.57)%	(21.01)%	11.00%	12.87%	(21.01)%	68.51%	235.62%
Fund Market	(23.74)	(21.04)	10.99	12.87	(21.04)	68.46	235.69
Index	(23.55)	(20.99)	11.07	12.96	(20.99)	69.02	238.26

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Growth Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Growth IndexTM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 764.30	$ 0.18		$ 1,000.00	$ 1,024.87	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Information Technology	41.2%
Consumer Discretionary	17.2
Health Care	12.4
Communication Services	10.0
Financials	7.2
Industrials	4.4
Real Estate	2.5
Consumer Staples	1.9
Materials	1.7
Energy	1.4
Utilities	0.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Apple, Inc.	13.4%
Microsoft Corp.	11.2
Amazon.com, Inc.	6.5
Tesla, Inc.	4.6
Alphabet, Inc., Class A	3.7
Alphabet, Inc., Class C, NVS	3.3
Meta Platforms, Inc., Class A	2.0
NVIDIA Corp.	2.0
Eli Lilly & Co.	1.7
Home Depot, Inc.	1.4

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2022	iShares® Core S&P U.S. Value ETF

Investment Objective

The iShares Core S&P U.S.Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 900 Value Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(16.49)%	(9.78)%	6.11%	9.60%	(9.78)%	34.54%	150.08%
Fund Market	(16.52)	(9.74)	6.12	9.61	(9.74)	34.61	150.31
Index	(16.46)	(9.71)	6.13	9.67	(9.71)	34.62	151.62

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Value Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Value IndexTM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 835.10	$ 0.18		$ 1,000.00	$ 1,024.87	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Health Care	17.1%
Financials	15.2
Industrials	12.4
Consumer Staples	11.3
Information Technology	10.8
Energy	7.5
Consumer Discretionary	6.7
Utilities	6.1
Communication Services	5.5
Materials	3.8
Real Estate	3.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Berkshire Hathaway, Inc., Class B	2.9%
Johnson & Johnson	2.6
Exxon Mobil Corp.	2.2
Procter & Gamble Co.	1.8
UnitedHealth Group, Inc.	1.7
Chevron Corp.	1.6
Merck & Co., Inc.	1.3
Coca-Cola Co.	1.3
Walmart, Inc.	1.1
Walt Disney Co.	1.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Axon Enterprise, Inc.(a)(b)	1,964,792	$227,424,674
Curtiss-Wright Corp.(b)	1,115,980	155,299,777
Hexcel Corp.(b)	2,453,248	126,881,986
Mercury Systems, Inc.(a)(b)	1,678,152	68,132,971
Woodward, Inc.(b)	1,754,988	140,855,337

		718,594,745

Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)(b)	3,459,980	121,306,899

Airlines — 0.1%
JetBlue Airways Corp.(a)	9,442,163	62,601,541

Auto Components — 1.4%
Adient PLC(a)(b)	2,761,474	76,630,903
Dana, Inc.	3,695,699	42,241,840
Fox Factory Holding Corp.(a)(b)	1,232,172	97,440,162
Gentex Corp.	6,836,296	162,977,297
Goodyear Tire & Rubber Co.(a)(b)	8,243,991	83,181,869
Lear Corp.(b)	1,727,495	206,763,876
Visteon Corp.(a)(b)	819,811	86,949,155

		756,185,102

Automobiles — 0.4%
Harley-Davidson, Inc.(b)	3,879,797	135,327,319
Thor Industries, Inc.	1,583,107	110,785,828

		246,113,147

Banks — 7.5%
Associated Banc-Corp.	4,384,373	88,038,210
Bank of Hawaii Corp.	1,170,950	89,132,714
Bank OZK	3,243,956	128,330,899
Cadence Bank(b)	4,482,419	113,898,267
Cathay General Bancorp	2,168,360	83,395,126
Commerce Bancshares, Inc.(b)	3,173,843	209,981,453
Cullen/Frost Bankers, Inc.(b)	1,866,402	246,775,672
East West Bancorp, Inc.	4,101,489	275,373,972
First Financial Bankshares, Inc.(b)	3,781,206	158,167,847
First Horizon Corp.(b)	15,618,304	357,659,162
FNB Corp.	10,230,922	118,678,695
Fulton Financial Corp.	4,870,869	76,959,730
Glacier Bancorp, Inc.	3,219,896	158,193,491
Hancock Whitney Corp.	2,500,320	114,539,659
Home BancShares, Inc.	5,563,012	125,223,400
International Bancshares Corp.	1,538,472	65,385,060
Old National Bancorp	8,510,060	140,160,688
PacWest Bancorp	3,429,482	77,506,293
Pinnacle Financial Partners, Inc.	2,222,224	180,222,366
Prosperity Bancshares, Inc.	2,652,338	176,857,898
Synovus Financial Corp.	4,225,550	158,500,381
Texas Capital Bancshares, Inc.(a)	1,453,449	85,797,095
UMB Financial Corp.	1,265,374	106,658,374
Umpqua Holdings Corp.	6,331,358	108,202,908
United Bankshares, Inc.	3,910,258	139,791,724
Valley National Bancorp	12,207,950	131,845,860
Washington Federal, Inc.	1,897,036	56,873,139
Webster Financial Corp.	5,116,797	231,279,224
Wintrust Financial Corp.	1,771,666	144,479,362

		4,147,908,669

Beverages — 0.5%
Boston Beer Co., Inc., Class A, NVS(a)(b)	276,800	89,586,320

Security	Shares	Value

Beverages (continued)
Celsius Holdings, Inc.(a)(b)	1,169,183	$106,021,514
Coca-Cola Consolidated, Inc.(b)	134,546	55,396,625

		251,004,459

Biotechnology — 1.8%
Arrowhead Pharmaceuticals, Inc.(a)(b)	3,085,592	101,978,816
Exelixis, Inc.(a)(b)	9,352,934	146,654,005
Halozyme Therapeutics, Inc.(a)(b)	4,004,974	158,356,672
Neurocrine Biosciences, Inc.(a)(b)	2,783,616	295,647,855
United Therapeutics Corp.(a)(b)	1,324,765	277,379,296

		980,016,644

Building Products — 2.5%
Builders FirstSource, Inc.(a)(b)	4,542,640	267,652,349
Carlisle Cos., Inc.(b)	1,505,452	422,143,795
Lennox International, Inc.(b)	938,052	208,876,039
Owens Corning	2,800,302	220,131,740
Simpson Manufacturing Co., Inc.	1,258,587	98,673,221
Trex Co., Inc.(a)(b)	3,216,357	141,326,727

		1,358,803,871

Capital Markets — 1.9%
Affiliated Managers Group, Inc.(b)	1,110,159	124,171,284
Evercore, Inc., Class A	1,049,367	86,310,436
Federated Hermes, Inc.	2,466,383	81,686,605
Interactive Brokers Group, Inc., Class A(b)	2,991,293	191,173,536
Janus Henderson Group PLC	3,857,250	78,340,747
Jefferies Financial Group, Inc.	5,405,505	159,462,397
SEI Investments Co.(b)	2,992,639	146,788,943
Stifel Financial Corp.(b)	3,085,735	160,180,504

		1,028,114,452

Chemicals — 2.4%
Ashland, Inc.(b)	1,446,982	137,419,880
Avient Corp.	2,490,290	75,455,787
Cabot Corp.(b)	1,642,229	104,922,011
Chemours Co.	4,525,354	111,549,976
Ingevity Corp.(a)(b)	1,039,727	63,038,648
NewMarket Corp.	200,708	60,378,988
Olin Corp.(b)	3,924,392	168,277,929
RPM International, Inc.	3,754,871	312,818,303
Scotts Miracle-Gro Co., Class A	1,173,883	50,183,498
Sensient Technologies Corp.	1,224,808	84,928,187
Valvoline, Inc.	5,163,661	130,847,170

		1,299,820,377

Commercial Services & Supplies — 1.5%
Brink’s Co.	1,373,814	66,547,550
Clean Harbors, Inc.(a)(b)	1,462,673	160,864,777
IAA, Inc.(a)(b)	3,901,397	124,259,494
MillerKnoll, Inc.	2,219,777	34,628,521
MSA Safety, Inc.	1,067,788	116,687,873
Stericycle, Inc.(a)(b)	2,688,859	113,227,853
Tetra Tech, Inc.(b)	1,550,931	199,341,161

		815,557,229

Communications Equipment — 0.9%
Calix, Inc.(a)(b)	1,654,677	101,166,952
Ciena Corp.(a)(b)	4,353,485	176,011,399
Lumentum Holdings, Inc.(a)(b)	2,004,769	137,467,010
Viasat, Inc.(a)(b)	2,197,091	66,418,061

		481,063,422

Construction & Engineering — 1.9%
AECOM	4,064,580	277,895,335
Dycom Industries, Inc.(a)(b)	861,093	82,260,214

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
EMCOR Group, Inc.(b)	1,434,660	$165,674,537
Fluor Corp.(a)(b)	4,143,946	103,142,816
MasTec, Inc.(a)(b)	1,666,903	105,848,340
MDU Resources Group, Inc.	5,911,543	161,680,701
Valmont Industries, Inc.(b)	620,703	166,733,240

		1,063,235,183

Construction Materials — 0.2%
Eagle Materials, Inc.	1,093,986	117,253,419

Consumer Finance — 0.5%
Bread Financial Holdings, Inc.	1,428,490	44,926,010
FirstCash Holdings, Inc.	1,109,934	81,413,659
Navient Corp.	3,245,053	47,669,829
SLM Corp.	7,292,688	102,024,705

		276,034,203

Containers & Packaging — 0.9%
AptarGroup, Inc.(b)	1,900,108	180,567,263
Greif, Inc., Class A, NVS	778,634	46,383,228
Silgan Holdings, Inc.(b)	2,429,680	102,143,747
Sonoco Products Co.	2,834,404	160,795,739

		489,889,977

Diversified Consumer Services — 1.1%
Graham Holdings Co., Class B	112,696	60,628,194
Grand Canyon Education, Inc.(a)(b)	930,074	76,498,587
H&R Block, Inc.	4,642,750	197,502,585
Service Corp. International(b)	4,589,211	264,981,043

		599,610,409

Diversified Financial Services — 0.3%
Voya Financial, Inc.	2,847,105	172,249,853

Diversified Telecommunication Services — 0.6%
Frontier Communications Parent, Inc.(a)	6,485,159	151,947,275
Iridium Communications, Inc.(a)(b)	3,691,346	163,785,022

		315,732,297

Electric Utilities — 1.4%
ALLETE, Inc.	1,663,386	83,252,469
Hawaiian Electric Industries, Inc.	3,193,186	110,675,827
IDACORP, Inc.	1,469,406	145,485,888
OGE Energy Corp.	5,825,347	212,392,152
PNM Resources, Inc.	2,503,799	114,498,728
Portland General Electric Co.	2,591,317	112,618,637

		778,923,701

Electrical Equipment — 2.3%
Acuity Brands, Inc.(b)	954,236	150,263,543
EnerSys(b)	1,182,836	68,805,570
Hubbell, Inc.	1,562,327	348,398,921
nVent Electric PLC	4,838,597	152,948,051
Regal Rexnord Corp.(b)	1,934,879	271,579,617
SunPower Corp.(a)(b)	2,478,635	57,107,750
Sunrun, Inc.(a)(b)	6,168,871	170,199,151
Vicor Corp.(a)(b)	652,016	38,560,226

		1,257,862,829

Electronic Equipment, Instruments & Components — 3.0%
Arrow Electronics, Inc.(a)(b)	1,865,907	172,017,966
Avnet, Inc.	2,760,457	99,707,707
Belden, Inc.(b)	1,266,951	76,042,399
Cognex Corp.(b)	5,045,004	209,115,416
Coherent Corp.(a)(b)	3,765,730	131,235,691
IPG Photonics Corp.(a)(b)	965,094	81,405,679
Jabil, Inc.(b)	4,003,090	231,018,324

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc.(b)	722,099	$143,473,850
National Instruments Corp.(b)	3,859,628	145,662,361
Novanta, Inc.(a)(b)	1,035,076	119,706,539
TD SYNNEX Corp.	1,223,538	99,339,050
Vishay Intertechnology, Inc.	3,800,783	67,615,930
Vontier Corp.(b)	4,599,909	76,864,479

		1,653,205,391

Energy Equipment & Services — 0.5%
ChampionX Corp.	5,919,522	115,845,046
NOV, Inc.(b)	11,420,875	184,789,757

		300,634,803

Entertainment — 0.2%
World Wrestling Entertainment, Inc., Class A(b)	1,259,673	88,391,254

Equity Real Estate Investment Trusts (REITs) — 7.7%
Apartment Income REIT Corp.	4,483,041	173,135,043
Brixmor Property Group, Inc.	8,711,300	160,897,711
Corporate Office Properties Trust(b)	3,265,963	75,868,321
Cousins Properties, Inc.	4,393,635	102,591,377
Douglas Emmett, Inc.	5,125,227	91,895,320
EastGroup Properties, Inc.	1,266,909	182,865,645
EPR Properties	2,184,998	78,354,028
First Industrial Realty Trust, Inc.	3,840,111	172,075,374
Healthcare Realty Trust, Inc.	11,074,181	230,896,674
Highwoods Properties, Inc.	3,064,142	82,609,268
Independence Realty Trust, Inc.(b)	6,470,535	108,252,051
JBG SMITH Properties	2,889,064	53,678,809
Kilroy Realty Corp.(b)	3,068,216	129,202,576
Kite Realty Group Trust(b)	6,391,538	110,062,284
Lamar Advertising Co., Class A	2,534,554	209,075,359
Life Storage, Inc.	2,456,070	272,034,313
Macerich Co.	6,253,434	49,652,266
Medical Properties Trust, Inc.	17,425,832	206,670,368
National Retail Properties, Inc.	5,152,678	205,385,745
National Storage Affiliates Trust	2,478,636	103,061,685
Omega Healthcare Investors, Inc.	6,810,000	200,826,900
Park Hotels & Resorts, Inc.	6,546,419	73,712,678
Pebblebrook Hotel Trust(b)	3,841,212	55,735,986
Physicians Realty Trust	6,587,187	99,071,292
PotlatchDeltic Corp.	2,349,546	96,425,368
Rayonier, Inc.(b)	4,271,115	128,005,317
Rexford Industrial Realty, Inc.	4,978,989	258,907,428
Sabra Health Care REIT, Inc.	6,730,581	88,305,223
SL Green Realty Corp.	1,871,822	75,172,372
Spirit Realty Capital, Inc.	3,977,094	143,811,719
STORE Capital Corp.	7,733,295	242,284,132

		4,260,522,632

Food & Staples Retailing — 1.6%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	3,934,537	286,473,639
Casey’s General Stores, Inc.	1,083,825	219,496,239
Grocery Outlet Holding Corp.(a)(b)	2,567,292	85,465,151
Performance Food Group Co.(a)(b)	4,508,731	193,649,996
Sprouts Farmers Market, Inc.(a)(b)	3,129,996	86,857,389

		871,942,414

Food Products — 1.5%
Darling Ingredients, Inc.(a)(b)	4,667,705	308,768,685
Flowers Foods, Inc.	5,606,249	138,418,288
Ingredion, Inc.	1,904,415	153,343,496
Lancaster Colony Corp.	577,564	86,796,318

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Pilgrim’s Pride Corp.(a)(b)	1,331,821	$30,658,519
Post Holdings, Inc.(a)(b)	1,586,247	129,929,492

		847,914,798

Gas Utilities — 1.5%
National Fuel Gas Co.	2,659,398	163,685,947
New Jersey Resources Corp.	2,806,964	108,629,507
ONE Gas, Inc.	1,571,762	110,636,327
Southwest Gas Holdings, Inc.	1,798,217	125,425,636
Spire, Inc.	1,522,641	94,906,213
UGI Corp.	6,090,815	196,916,049

		800,199,679

Health Care Equipment & Supplies — 3.8%
Enovis Corp.(a)(b)	1,383,996	63,760,696
Envista Holdings Corp.(a)(b)	4,749,391	155,827,519
Globus Medical, Inc., Class A(a)(b)	2,237,707	133,300,206
Haemonetics Corp.(a)(b)	1,489,322	110,254,508
ICU Medical, Inc.(a)(b)	584,896	88,085,338
Inari Medical, Inc.(a)(b)	1,400,240	101,713,434
Integra LifeSciences Holdings Corp.(a)(b)	2,117,038	89,677,730
LivaNova PLC(a)(b)	1,561,921	79,298,729
Masimo Corp.(a)(b)	1,405,794	198,441,881
Neogen Corp.(a)(b)	6,298,595	87,991,372
NuVasive, Inc.(a)(b)	1,518,617	66,530,611
Omnicell, Inc.(a)(b)	1,291,913	112,435,188
Penumbra, Inc.(a)(b)	1,102,267	208,989,823
QuidelOrtho Corp.(a)(b)	1,581,930	113,076,356
Shockwave Medical, Inc.(a)(b)	1,045,676	290,771,125
STAAR Surgical Co.(a)(b)	1,400,506	98,805,698
Tandem Diabetes Care, Inc.(a)(b)	1,870,487	89,502,803

		2,088,463,017

Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.(a)(b)	2,642,783	206,612,775
Amedisys, Inc.(a)(b)	945,994	91,562,759
Chemed Corp.(b)	433,509	189,252,689
Encompass Health Corp.(b)	2,910,497	131,641,779
HealthEquity, Inc.(a)(b)	2,452,993	164,767,540
LHC Group, Inc.(a)(b)	901,641	147,562,566
Option Care Health, Inc.(a)(b)	4,509,136	141,902,510
Patterson Cos., Inc.	2,513,441	60,372,853
Progyny, Inc.(a)(b)	2,171,596	80,479,348
R1 RCM, Inc.(a)(b)	3,995,608	74,038,616
Tenet Healthcare Corp.(a)(b)	3,136,425	161,776,802

		1,449,970,237

Hotels, Restaurants & Leisure — 2.7%
Boyd Gaming Corp.	2,358,095	112,363,227
Choice Hotels International, Inc.	845,129	92,558,528
Churchill Downs, Inc.(b)	964,694	177,648,400
Cracker Barrel Old Country Store, Inc.	662,677	61,350,637
Light & Wonder, Inc.(a)(b)	2,739,117	117,453,337
Marriott Vacations Worldwide Corp.(b)	1,145,972	139,648,148
Papa John’s International, Inc.(b)	937,692	65,647,817
Penn Entertainment, Inc.(a)(b)	4,625,267	127,241,095
Texas Roadhouse, Inc.	1,943,791	169,615,203
Travel + Leisure Co.	2,439,769	83,244,918
Wendy’s Co.	4,962,082	92,741,312
Wingstop, Inc.(b)	872,592	109,440,489
Wyndham Hotels & Resorts, Inc.	2,625,877	161,097,554

		1,510,050,665

Household Durables — 1.3%
Helen of Troy Ltd.(a)(b)	695,517	67,075,659

Security	Shares	Value

Household Durables (continued)
KB Home	2,456,418	$63,670,355
Leggett & Platt, Inc.	3,852,205	127,970,250
Taylor Morrison Home Corp.(a)(b)	3,308,239	77,148,133
Tempur Sealy International, Inc.(b)	5,022,912	121,253,096
Toll Brothers, Inc.	3,119,107	131,002,494
TopBuild Corp.(a)(b)	941,133	155,079,896

		743,199,883

Household Products — 0.1%
Energizer Holdings, Inc.	1,930,482	48,532,317

Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.(b)	1,305,254	112,512,895

Insurance — 4.4%
Alleghany Corp.(a)(b)	391,615	328,709,883
American Financial Group, Inc.	2,032,430	249,846,620
Brighthouse Financial, Inc.(a)(b)	2,093,672	90,907,238
CNO Financial Group, Inc.	3,323,525	59,723,744
First American Financial Corp.	3,026,241	139,509,710
Hanover Insurance Group, Inc.(b)	1,039,445	133,194,482
Kemper Corp.(b)	1,859,534	76,724,373
Kinsale Capital Group, Inc.(b)	628,009	160,406,059
Old Republic International Corp.	8,353,997	174,849,157
Primerica, Inc.(b)	1,092,484	134,867,150
Reinsurance Group of America, Inc.	1,950,078	245,339,313
RenaissanceRe Holdings Ltd.(b)	1,270,794	178,406,770
RLI Corp.	1,174,021	120,196,270
Selective Insurance Group, Inc.(b)	1,759,798	143,247,557
Unum Group	5,469,466	212,215,281

		2,448,143,607

Interactive Media & Services — 0.3%
TripAdvisor, Inc.(a)(b)	3,029,223	66,885,244
Ziff Davis, Inc.(a)(b)	1,375,764	94,212,319

		161,097,563

IT Services — 2.0%
Concentrix Corp.(b)	1,244,895	138,967,629
Euronet Worldwide, Inc.(a)(b)	1,373,952	104,090,603
ExlService Holdings, Inc.(a)	961,790	141,729,374
Genpact Ltd.(b)	4,911,321	214,968,520
Kyndryl Holdings, Inc.(a)(b)	5,920,851	48,965,438
Maximus, Inc.	1,765,695	102,180,770
Sabre Corp.(a)(b)	9,513,038	48,992,146
Western Union Co.	11,211,006	151,348,581
WEX, Inc.(a)(b)	1,284,217	163,018,506

		1,114,261,567

Leisure Products — 1.2%
Brunswick Corp.	2,169,349	141,983,892
Mattel, Inc.(a)(b)	10,275,483	194,617,648
Polaris, Inc.(b)	1,627,576	155,677,645
Topgolf Callaway Brands Corp.(a)(b)	4,035,340	77,720,648
YETI Holdings, Inc.(a)(b)	2,509,200	71,562,384

		641,562,217

Life Sciences Tools & Services — 1.5%
Azenta, Inc.	2,187,310	93,748,107
Bruker Corp.(b)	2,927,463	155,331,187
Medpace Holdings, Inc.(a)(b)	732,429	115,115,866
Repligen Corp.(a)(b)	1,502,039	281,046,517
Sotera Health Co.(a)(b)	2,921,620	19,925,448
Syneos Health, Inc.(a)	2,982,589	140,629,071

		805,796,196

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 4.3%
AGCO Corp.	1,805,055	$173,592,139
Chart Industries, Inc.(a)(b)	1,043,135	192,301,937
Crane Holdings Co.	1,384,480	121,197,379
Donaldson Co., Inc.(b)	3,593,000	176,092,930
Esab Corp.	1,327,860	44,297,409
Flowserve Corp.(b)	3,809,908	92,580,764
Graco, Inc.(b)	4,922,201	295,085,950
ITT, Inc.(b)	2,404,064	157,081,542
Kennametal, Inc.	2,358,915	48,546,471
Lincoln Electric Holdings, Inc.(b)	1,685,068	211,846,749
Middleby Corp.(a)(b)	1,567,422	200,896,478
Oshkosh Corp.	1,906,904	134,036,282
Terex Corp.	1,969,478	58,572,276
Timken Co.	1,949,620	115,105,565
Toro Co.	3,043,594	263,210,009
Watts Water Technologies, Inc., Class A(b)	796,068	100,089,630

		2,384,533,510

Marine — 0.2%
Kirby Corp.(a)(b)	1,747,248	106,180,261

Media — 0.8%
Cable One, Inc.(b)	142,333	121,417,166
John Wiley & Sons, Inc., Class A	1,246,028	46,800,812
New York Times Co., Class A(b)	4,807,375	138,212,031
TEGNA, Inc.	6,481,802	134,043,665

		440,473,674

Metals & Mining — 2.9%
Alcoa Corp.	5,232,359	176,121,204
Cleveland-Cliffs, Inc.(a)(b)	15,049,134	202,711,835
Commercial Metals Co.	3,499,513	124,162,721
MP Materials Corp.(a)(b)	2,688,139	73,386,195
Reliance Steel & Aluminum Co.	1,754,883	306,069,144
Royal Gold, Inc.(b)	1,908,597	179,064,571
Steel Dynamics, Inc.(b)	5,049,233	358,243,081
United States Steel Corp.(b)	6,919,873	125,388,099
Worthington Industries, Inc.	885,822	33,785,251

		1,578,932,101

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.	12,546,707	215,301,492

Multiline Retail — 0.6%
Kohl’s Corp.	3,745,566	94,200,985
Macy’s, Inc.	7,868,075	123,292,735
Nordstrom, Inc.(b)	3,270,437	54,714,411
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	1,694,533	87,437,903

		359,646,034

Multi-Utilities — 0.4%
Black Hills Corp.	1,898,379	128,577,210
NorthWestern Corp.	1,635,709	80,607,739

		209,184,949

Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp.	9,761,599	89,611,479
CNX Resources Corp.(a)(b)	5,514,099	85,633,957
DT Midstream, Inc.	2,811,069	145,866,370
Equitrans Midstream Corp.	12,549,804	93,872,534
HF Sinclair Corp.	4,227,547	227,611,130
Matador Resources Co.(b)	3,261,663	159,560,554
Murphy Oil Corp.	4,262,468	149,911,000
PDC Energy, Inc.	2,808,124	162,281,486
Range Resources Corp.(b)	7,205,125	182,001,458

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.(a)(b)	32,415,032	$198,379,996
Targa Resources Corp.	6,594,050	397,884,977

		1,892,614,941

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.(b)	2,154,848	110,306,669

Personal Products — 0.4%
BellRing Brands, Inc.(a)(b)	3,945,235	81,311,293
Coty, Inc., Class A(a)(b)	10,509,012	66,416,956
Nu Skin Enterprises, Inc., Class A	1,465,014	48,887,517

		196,615,766

Pharmaceuticals — 0.7%
Jazz Pharmaceuticals PLC(a)(b)	1,824,019	243,123,492
Perrigo Co. PLC	3,926,804	140,029,831

		383,153,323

Professional Services — 1.8%
ASGN, Inc.(a)(b)	1,458,210	131,778,438
CACI International, Inc., Class A(a)(b)	680,949	177,768,546
FTI Consulting, Inc.(a)(b)	1,004,115	166,391,897
Insperity, Inc.(b)	1,042,642	106,443,322
KBR, Inc.(b)	4,043,041	174,740,232
ManpowerGroup, Inc.	1,508,727	97,599,549
Science Applications International Corp.(b)	1,624,302	143,637,026

		998,359,010

Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(a)(b)	1,394,121	210,609,859

Road & Rail — 1.8%
Avis Budget Group, Inc.(a)(b)	841,257	124,893,014
Knight-Swift Transportation Holdings, Inc.(b)	4,675,266	228,760,765
Landstar System, Inc.(b)	1,058,691	152,843,220
Ryder System, Inc.	1,492,950	112,702,795
Saia, Inc.(a)(b)	767,615	145,846,850
Werner Enterprises, Inc.(b)	1,714,495	64,465,012
XPO Logistics, Inc.(a)(b)	3,343,436	148,849,771

		978,361,427

Semiconductors & Semiconductor Equipment — 3.4%
Amkor Technology, Inc.(b)	2,932,777	50,003,848
Cirrus Logic, Inc.(a)(b)	1,631,758	112,264,950
First Solar, Inc.(a)(b)	2,885,323	381,641,673
Lattice Semiconductor Corp.(a)(b)	3,994,483	196,568,508
MACOM Technology Solutions Holdings, Inc.(a)(b)	1,487,612	77,043,425
MKS Instruments, Inc.(b)	1,661,428	137,300,410
Power Integrations, Inc.(b)	1,667,954	107,282,801
Semtech Corp.(a)	1,851,654	54,457,144
Silicon Laboratories, Inc.(a)(b)	993,845	122,680,227
SiTime Corp.(a)(b)	468,138	36,856,505
Synaptics, Inc.(a)(b)	1,150,295	113,890,708
Universal Display Corp.(b)	1,261,670	119,038,565
Wolfspeed, Inc.(a)(b)	3,598,457	371,936,516

		1,880,965,280

Software — 3.3%
ACI Worldwide, Inc.(a)(b)	3,316,756	69,320,200
Aspen Technology, Inc.(a)(b)	841,745	200,503,659
Blackbaud, Inc.(a)(b)	1,293,527	56,992,800
CommVault Systems, Inc.(a)(b)	1,307,023	69,324,500
Dynatrace, Inc.(a)(b)	5,850,851	203,668,123
Envestnet, Inc.(a)(b)	1,104,680	49,047,792
Fair Isaac Corp.(a)(b)	735,005	302,829,410
Manhattan Associates, Inc.(a)(b)	1,825,286	242,817,797

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
NCR Corp.(a)(b)	3,984,540	$75,746,105
Paylocity Holding Corp.(a)(b)	1,190,583	287,621,041
Qualys, Inc.(a)(b)	1,014,453	141,404,604
Teradata Corp.(a)(b)	2,995,657	93,045,107

		1,792,321,138

Specialty Retail — 2.9%
AutoNation, Inc.(a)(b)	1,121,780	114,275,729
Dick’s Sporting Goods, Inc.(b)	1,655,141	173,193,954
Five Below, Inc.(a)(b)	1,614,551	222,275,236
Foot Locker, Inc.	2,339,666	72,833,803
GameStop Corp., Class A(a)(b)	7,351,963	184,754,830
Gap, Inc.	6,249,112	51,305,209
Lithia Motors, Inc.(b)	800,527	171,753,068
Murphy USA, Inc.(b)	624,647	171,721,707
RH(a)(b)	583,138	143,492,768
Victoria’s Secret & Co.(a)(b)	2,417,539	70,398,736
Williams-Sonoma, Inc.(b)	2,001,378	235,862,397

		1,611,867,437

Technology Hardware, Storage & Peripherals — 0.1%
Xerox Holdings Corp.	3,284,454	42,960,658

Textiles, Apparel & Luxury Goods — 1.8%
Capri Holdings Ltd.(a)(b)	4,012,202	154,229,045
Carter’s, Inc.	1,135,180	74,388,345
Columbia Sportswear Co.	1,029,387	69,277,745
Crocs, Inc.(a)(b)	1,798,320	123,472,651
Deckers Outdoor Corp.(a)(b)	772,186	241,393,066
Hanesbrands, Inc.	10,160,312	70,715,772
PVH Corp.(b)	1,952,251	87,460,845
Skechers USA, Inc., Class A(a)(b)	3,918,077	124,281,402
Under Armour, Inc., Class A(a)(b)	5,492,290	36,523,729
Under Armour, Inc., Class C, NVS(a)(b)	5,852,944	34,883,546

		1,016,626,146

Thrifts & Mortgage Finance — 0.6%
Essent Group Ltd.	3,141,502	109,544,174

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
MGIC Investment Corp.	8,851,312	$113,473,820
New York Community Bancorp, Inc.	13,533,594	115,441,557

		338,459,551

Trading Companies & Distributors — 1.0%
GATX Corp.	1,029,022	87,621,223
MSC Industrial Direct Co., Inc., Class A	1,380,090	100,484,353
Univar Solutions, Inc.(a)(b)	4,865,345	110,637,945
Watsco, Inc.	966,502	248,835,605

		547,579,126

Water Utilities — 0.5%
Essential Utilities, Inc.	6,941,131	287,224,001

Total Long-Term Investments — 99.6% (Cost: $54,955,154,902)		54,866,559,916

Short-Term Securities(c)(d)

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(e)	3,646,076,521	3,647,170,344
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%	126,632,259	126,632,259

Total Short-Term Securities — 6.9% (Cost: $3,772,067,321)		3,773,802,603

Total Investments — 106.5% (Cost: $58,727,222,223)		58,640,362,519

Liabilities in Excess of Other Assets — (6.5)%		(3,580,649,798)

Net Assets — 100.0%		$55,059,712,721

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Mid-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,422,524,094	$1,222,959,299	(a)	$—		$39,547	$1,647,404	$3,647,170,344	3,646,076,521	$18,556,304	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	169,480,000	—		(42,847,741	)(a)	—	—	126,632,259	126,632,259	1,120,646		—

						$39,547	$1,647,404	$3,773,802,603		$19,676,950		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	567	12/16/22	$125,205	$(9,625,765)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$8,891,325	$(710,986	)(c)	$8,189,788	0.0%	(d)
	Monthly	HSBC Bank PLC(e)	02/10/23	21,109,709	(2,759,590	)(f)	18,400,387	0.0 (d	)
	Monthly	JPMorgan Chase Bank NA(g)	02/08/23	17,634,008	(895,107	)(h)	16,773,125	0.0 (d	)

					$(4,365,683)		$43,363,300

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(9,449) of net dividends, payable for referenced securities purchased and financing fees.
(d)	Rounds to less than 0.1%.
(f)	Amount includes $(50,268) of net dividends, payable for referenced securities purchased and financing fees.
(h)	Amount includes $(34,224) of net dividends, payable for referenced securities purchased and financing fees.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Mid-Cap ETF

    The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(e)	(g)
Range:	20 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Cadence Bank	179,230	$4,554,234	55.6%
Envestnet, Inc.	71,645	3,181,038	38.9

		7,735,272

Consumer Finance
Bread Financial Holdings, Inc.	14,452	454,516	5.5

Net Value of Reference Entity — Goldman Sachs Bank USA		$8,189,788

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Cadence Bank	115,587	$2,937,066	16.0%
Envestnet, Inc.	348,273	15,463,321	84.0

		18,400,387

Net Value of Reference Entity — HSBC Bank PLC		$18,400,387

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Cadence Bank	519,917	$13,211,091	78.8%
Envestnet, Inc.	80,226	3,562,034	21.2

		16,773,125

Net Value of Reference Entity — JPMorgan Chase Bank NA		$16,773,125

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$—	$—	$—	$(4,365,683)

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Mid-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts(a)
Unrealized depreciation on futures contracts	$—	$—	$9,625,765	$—	$—	$—	$9,625,765
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	—	—	4,365,683	—	—	—	4,365,683

	$—	$—	$13,991,448	$—	$—	$—	$13,991,448

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(14,641,148)	$—	$—	$—	$(14,641,148)
Swaps	—	—	(13,106,377)	—	—	—	(13,106,377)

	$—	$—	$(27,747,525)	$—	$—	$—	$(27,747,525)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(15,649,286)	$—	$—	$—	$(15,649,286)
Swaps	—	—	(5,848,186)	—	—	—	(5,848,186)

	$—	$—	$(21,497,472)	$—	$—	$—	$(21,497,472)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$140,735,070
Total return swaps
Average notional amount	$49,590,757

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$—	$1,198,500
Swaps — OTC(a)	—	4,365,683

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$5,564,183

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(1,198,500)

Total derivative assets and liabilities subject to an MNA	$—	$4,365,683

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Mid-Cap ETF

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)

Goldman Sachs Bank USA	$710,986	$—	$—	$(490,000)	$220,986
HSBC Bank PLC	2,759,590	—	—	(1,934,000)	825,590
JPMorgan Chase Bank N.A.	895,107	—	—	(670,000)	225,107

	$4,365,683	$—	$—	$(3,094,000)	$1,271,683

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$54,866,559,916	$—	$—	$54,866,559,916
Short-Term Securities
Money Market Funds	3,773,802,603	—	—	3,773,802,603

	$58,640,362,519	$—	$—	$58,640,362,519

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(9,625,765)	$(4,365,683)	$—	$(13,991,448)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) September 30, 2022	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
AAR Corp.(a)(b)(c)	2,451,963	$87,829,315
Aerojet Rocketdyne Holdings, Inc.(a)(b)	5,513,678	220,491,983
AeroVironment, Inc.(a)(b)(c)	1,822,566	151,929,102
Kaman Corp.(a)	2,042,764	57,054,399
Moog, Inc., Class A(a)	2,112,095	148,585,883
National Presto Industries, Inc.(a)	371,751	24,182,403
Park Aerospace Corp.(a)	1,471,818	16,248,871
Triumph Group, Inc.(a)(b)(c)	3,871,501	33,256,194

		739,578,150

Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc.(a)(b)(c)	1,879,455	179,619,514
Forward Air Corp.(a)(c)	1,958,212	176,748,215
Hub Group, Inc., Class A(a)(b)(c)	2,478,704	170,981,002

		527,348,731

Airlines — 0.4%
Allegiant Travel Co.(a)(b)	1,126,671	82,224,450
Hawaiian Holdings, Inc.(a)(b)(c)	3,747,571	49,280,559
SkyWest, Inc.(a)(b)(c)	3,696,556	60,106,001
Sun Country Airlines Holdings, Inc.(b)(c)	2,382,939	32,431,800

		224,042,810

Auto Components — 1.3%
American Axle & Manufacturing Holdings, Inc.(a)(b)(c)	8,354,181	57,059,056
Dorman Products, Inc.(a)(b)(c)	2,063,069	169,419,226
Gentherm, Inc.(a)(b)(c)	2,425,021	120,596,294
LCI Industries(a)	1,854,578	188,165,484
Motorcar Parts of America, Inc.(a)(b)(c)	1,455,300	22,149,666
Patrick Industries, Inc.(a)	1,584,093	69,446,637
Standard Motor Products, Inc.(a)	1,361,772	44,257,590
XPEL, Inc.(a)(b)(c)	1,429,953	92,146,171

		763,240,124

Automobiles — 0.2%
Winnebago Industries, Inc.(a)(c)	2,316,562	123,264,264

Banks — 10.4%
Allegiance Bancshares, Inc.(a)(c)	1,317,626	54,852,770
Ameris Bancorp(a)(c)	4,751,262	212,428,924
Banc of California, Inc.(a)(c)	4,064,717	64,913,530
BancFirst Corp.(c)	1,270,933	113,710,376
Bancorp, Inc.(a)(b)(c)	3,933,229	86,452,373
BankUnited, Inc.(a)	5,287,744	180,682,212
Banner Corp.(a)	2,278,712	134,626,305
Berkshire Hills Bancorp, Inc.(a)(c)	3,091,585	84,400,270
Brookline Bancorp, Inc.(a)	5,223,311	60,851,573
Central Pacific Financial Corp.(a)	1,597,517	33,052,627
City Holding Co.(a)(c)	990,496	87,847,090
Columbia Banking System, Inc.(a)	5,482,372	158,385,727
Community Bank System, Inc.(a)(c)	3,698,689	222,217,235
Customers Bancorp, Inc.(a)(b)(c)	2,147,637	63,312,339
CVB Financial Corp.(a)(c)	9,563,598	242,150,301
Dime Community Bancshares, Inc.(a)	2,364,491	69,232,296
Eagle Bancorp, Inc.(a)	2,269,116	101,701,779
FB Financial Corp.(a)(c)	2,564,414	97,986,259
First Bancorp/Puerto Rico(a)	13,109,498	179,337,933
First Bancorp/Southern Pines NC(a)(c)	2,468,038	90,280,830
First Commonwealth Financial Corp.(a)	6,138,268	78,815,361
First Financial Bancorp(a)	6,450,830	135,983,496
First Hawaiian, Inc.(a)	9,312,919	229,377,195
Hanmi Financial Corp.(a)	2,046,892	48,470,403
Heritage Financial Corp.(a)	2,349,446	62,189,836

Security	Shares	Value

Banks (continued)
Hilltop Holdings, Inc.(a)(c)	3,324,324	$82,609,451
HomeStreet, Inc.(a)	1,256,727	36,206,305
Hope Bancorp, Inc.(a)	7,989,669	100,989,416
Independent Bank Corp.(a)(c)	3,141,549	234,139,647
Independent Bank Group, Inc.(a)	2,582,072	158,513,400
Lakeland Financial Corp.(a)(c)	1,819,940	132,509,831
National Bank Holdings Corp., Class A(a)	2,047,072	75,721,193
NBT Bancorp, Inc.(a)	2,922,749	110,918,325
Northwest Bancshares, Inc.(a)	8,555,530	115,585,210
OFG Bancorp(a)	3,245,370	81,556,148
Pacific Premier Bancorp, Inc.(a)	6,649,873	205,880,068
Park National Corp.(a)(c)	1,054,995	131,325,778
Pathward Financial, Inc.(a)(c)	2,077,866	68,486,463
Preferred Bank(c)	615,879	40,173,787
Renasant Corp.(a)	3,826,536	119,694,046
S&T Bancorp, Inc.(a)	2,733,139	80,108,304
Seacoast Banking Corp. of Florida(a)(c)	4,283,468	129,489,238
ServisFirst Bancshares, Inc.(a)(c)	3,564,611	285,168,880
Simmons First National Corp., Class A(a)(c)	8,787,556	191,480,845
Southside Bancshares, Inc.(a)	2,218,003	78,428,586
Stellar Bancorp, Inc.	1,334,128	39,023,244
Tompkins Financial Corp.(a)	923,324	67,051,789
Triumph Bancorp, Inc.(a)(b)(c)	1,676,291	91,106,416
Trustmark Corp.(a)	3,868,806	118,501,528
United Community Banks, Inc.(a)	7,373,377	244,058,779
Veritex Holdings, Inc.(a)	3,748,074	99,661,288
Westamerica Bancorp(a)	1,842,536	96,346,207

		6,107,993,212

Beverages — 0.3%
MGP Ingredients, Inc.(a)(c)	1,122,752	119,191,352
National Beverage Corp.	1,701,780	65,586,601

		184,777,953

Biotechnology — 3.0%
Anika Therapeutics, Inc.(a)(b)(c)	1,089,756	25,936,193
Arcus Biosciences, Inc.(a)(b)(c)	3,789,059	99,121,783
Avid Bioservices, Inc.(a)(b)(c)	4,509,595	86,223,456
Catalyst Pharmaceuticals, Inc.(a)(b)(c)	6,898,719	88,510,565
Coherus Biosciences, Inc.(a)(b)(c)	4,704,829	45,213,407
Cytokinetics, Inc.(a)(b)(c)	6,865,782	332,647,138
Dynavax Technologies Corp.(a)(b)(c)	8,578,021	89,554,539
Eagle Pharmaceuticals, Inc.(a)(b)(c)	775,098	20,478,089
Emergent BioSolutions, Inc.(a)(b)(c)	3,245,759	68,128,481
Enanta Pharmaceuticals, Inc.(a)(b)(c)	1,420,779	73,695,807
Ironwood Pharmaceuticals, Inc.(a)(b)(c)	9,729,178	100,794,284
iTeos Therapeutics, Inc.(a)(b)(c)	1,796,740	34,227,897
Ligand Pharmaceuticals, Inc.(a)(b)(c)	1,169,702	100,723,039
Myriad Genetics, Inc.(a)(b)(c)	5,880,642	112,202,649
Organogenesis Holdings, Inc.(b)(c)	5,154,643	16,701,043
REGENXBIO, Inc.(a)(b)(c)	2,742,896	72,494,741
uniQure NV(a)(b)(c)	3,007,422	56,419,237
Vanda Pharmaceuticals, Inc.(a)(b)(c)	4,124,982	40,754,822
Vericel Corp.(a)(b)(c)	3,440,670	79,823,544
Vir Biotechnology, Inc.(b)(c)	5,513,718	106,304,483
Xencor, Inc.(a)(b)(c)	4,353,727	113,109,827

		1,763,065,024

Building Products — 2.0%
AAON, Inc.(a)(c)	3,062,692	165,017,845
American Woodmark Corp.(a)(b)(c)	1,210,198	53,079,284
Apogee Enterprises, Inc.(a)	1,615,906	61,759,927
Gibraltar Industries, Inc.(a)(b)(c)	2,306,612	94,409,629
Griffon Corp.(a)(c)	3,454,158	101,966,744

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Insteel Industries, Inc.(a)(c)	1,422,569	$37,740,756
PGT Innovations, Inc.(a)(b)(c)	4,371,902	91,635,066
Quanex Building Products Corp.(a)(c)	2,429,875	44,126,530
Resideo Technologies, Inc.(a)(b)(c)	10,624,767	202,508,059
UFP Industries, Inc.(a)(c)	4,494,075	324,292,452

		1,176,536,292

Capital Markets — 0.9%
B Riley Financial, Inc.	1,157,875	51,548,595
Blucora, Inc.(a)(b)(c)	3,482,105	67,343,911
Brightsphere Investment Group, Inc.(a)	2,356,983	35,142,617
Donnelley Financial Solutions, Inc.(a)(b)(c)	1,869,208	69,104,620
Piper Sandler Cos.(a)	999,786	104,717,586
StoneX Group, Inc.(a)(b)(c)	1,256,039	104,175,875
Virtus Investment Partners, Inc.(a)	498,728	79,557,091
WisdomTree Investments, Inc.(a)	8,149,819	38,141,153

		549,731,448

Chemicals — 3.2%
AdvanSix, Inc.(a)(c)	2,042,545	65,565,695
American Vanguard Corp.(a)(c)	2,116,263	39,574,118
Balchem Corp.(a)(c)	2,342,539	284,805,892
FutureFuel Corp.	1,940,524	11,720,765
Hawkins, Inc.(a)	1,385,396	54,016,590
HB Fuller Co.(a)(c)	3,877,107	233,014,131
Innospec, Inc.(a)(c)	1,807,981	154,889,732
Koppers Holdings, Inc.(a)(c)	1,537,002	31,938,902
Livent Corp.(a)(b)(c)	13,072,064	400,658,762
Mativ Holdings, Inc.(a)	3,987,417	88,042,167
Minerals Technologies, Inc.(a)(c)	2,377,125	117,453,746
Quaker Chemical Corp.(a)(c)	993,733	143,475,171
Rayonier Advanced Materials, Inc.(a)(b)(c)	4,806,670	15,141,011
Stepan Co.(a)(c)	1,545,345	144,752,466
Tredegar Corp.(a)	1,849,577	17,460,007
Trinseo PLC(a)	2,555,862	46,823,392

		1,849,332,547

Commercial Services & Supplies — 1.9%
ABM Industries, Inc.(a)	4,870,768	186,209,461
Brady Corp., Class A, NVS(c)	3,404,835	142,083,765
CoreCivic, Inc.(a)(b)	8,577,913	75,828,751
Deluxe Corp.(a)	3,142,179	52,317,280
GEO Group, Inc.(a)(b)	8,774,972	67,567,284
Harsco Corp.(a)(b)(c)	5,792,961	21,665,674
Healthcare Services Group, Inc.(a)	5,417,120	65,492,981
HNI Corp.(a)	3,014,397	79,911,664
Interface, Inc.(a)(c)	4,299,777	38,654,995
KAR Auction Services, Inc.(a)(b)(c)	8,447,405	94,357,514
Matthews International Corp., Class A(a)	2,232,090	50,021,137
Pitney Bowes, Inc.	7,894,604	18,394,427
UniFirst Corp.(c)	1,100,714	185,173,116
Viad Corp.(a)(b)(c)	1,503,886	47,492,720

		1,125,170,769

Communications Equipment — 1.5%
ADTRAN Holdings, Inc.(a)	5,138,031	100,602,647
Clearfield, Inc.(a)(b)(c)	834,003	87,270,074
Comtech Telecommunications Corp.(a)	1,992,977	19,949,700
Digi International, Inc.(a)(b)(c)	2,558,730	88,455,296
Extreme Networks, Inc.(b)(c)	5,838,562	76,310,005
Harmonic, Inc.(a)(b)(c)	7,661,955	100,141,752
NETGEAR, Inc.(a)(b)(c)	2,102,431	42,132,717

Security	Shares	Value

Communications Equipment (continued)
NetScout Systems, Inc.(a)(b)(c)	4,962,823	$155,435,616
Viavi Solutions, Inc.(a)(b)(c)	16,615,417	216,831,192

		887,128,999

Construction & Engineering — 1.3%
Arcosa, Inc.(a)(c)	3,526,615	201,651,846
Comfort Systems USA, Inc.(a)(c)	2,609,094	253,943,119
Granite Construction, Inc.(a)(c)	3,217,164	81,683,794
MYR Group, Inc.(a)(b)(c)	1,214,783	102,928,564
NV5 Global, Inc.(a)(b)(c)	909,655	112,633,482

		752,840,805

Consumer Finance — 0.7%
Encore Capital Group, Inc.(a)(b)(c)	1,745,450	79,383,066
Enova International, Inc.(a)(b)(c)	2,334,555	68,332,425
EZCORP, Inc., Class A, NVS(b)(c)	3,948,749	30,444,855
Green Dot Corp., Class A(a)(b)(c)	3,478,202	66,016,274
LendingTree, Inc.(a)(b)(c)	792,941	18,919,572
PRA Group, Inc.(a)(b)(c)	2,846,241	93,527,479
PROG Holdings, Inc.(a)(b)	3,689,670	55,271,257
World Acceptance Corp.(b)(c)	265,725	25,727,494

		437,622,422

Containers & Packaging — 0.3%
Myers Industries, Inc.(a)	2,673,477	44,032,166
O-I Glass, Inc.(a)(b)(c)	11,356,204	147,062,842

		191,095,008

Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.(a)(b)(c)	3,296,687	120,164,241
Frontdoor, Inc.(a)(b)(c)	5,942,992	121,177,607
Mister Car Wash, Inc.(b)	5,768,009	49,489,517
Perdoceo Education Corp.(a)(b)(c)	4,941,506	50,897,512
Strategic Education, Inc.(a)	1,635,050	100,408,420
Stride, Inc.(a)(b)(c)	2,967,288	124,715,115
WW International, Inc.(a)(b)(c)	3,913,993	15,381,992

		582,234,404

Diversified Telecommunication Services — 0.4%
ATN International, Inc.(c)	787,488	30,373,412
Cogent Communications Holdings, Inc.(a)	3,111,303	162,285,564
Consolidated Communications Holdings, Inc.(b)(c)	5,432,187	22,597,898

		215,256,874

Electrical Equipment — 0.4%
AZZ, Inc.(a)	1,807,857	66,004,859
Encore Wire Corp.(a)(c)	1,394,837	161,159,467
Powell Industries, Inc.(a)	679,827	14,330,753

		241,495,079

Electronic Equipment, Instruments & Components — 4.2%
Advanced Energy Industries, Inc.(a)(c)	2,724,543	210,906,874
Arlo Technologies, Inc.(a)(b)(c)	6,390,984	29,654,166
Badger Meter, Inc.(a)(c)	2,134,551	197,211,167
Benchmark Electronics, Inc.(a)(c)	2,570,837	63,705,341
CTS Corp.(a)(c)	2,328,218	96,970,280
ePlus, Inc.(a)(b)(c)	1,972,803	81,950,237
Fabrinet(a)(b)(c)	2,682,679	256,061,711
FARO Technologies, Inc.(a)(b)(c)	1,337,439	36,699,326
Insight Enterprises, Inc.(a)(b)(c)	2,228,442	183,645,905
Itron, Inc.(a)(b)(c)	3,296,718	138,824,795
Knowles Corp.(a)(b)(c)	6,700,149	81,540,813
Methode Electronics, Inc.(a)(c)	2,680,078	99,564,898
OSI Systems, Inc.(a)(b)(c)	1,155,999	83,301,288
PC Connection, Inc.	825,311	37,213,273

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Plexus Corp.(a)(b)(c)	2,021,003	$176,959,023
Rogers Corp.(a)(b)(c)	1,365,951	330,396,228
Sanmina Corp.(a)(b)(c)	4,219,656	194,441,748
ScanSource, Inc.(a)(b)(c)	1,839,988	48,594,083
TTM Technologies, Inc.(a)(b)(c)	7,471,588	98,475,530

		2,446,116,686

Energy Equipment & Services — 1.7%
Archrock, Inc.(a)	9,760,742	62,663,964
Bristow Group, Inc.(a)(b)(c)	1,738,643	40,840,724
Core Laboratories NV(a)(c)	3,378,474	45,541,830
DMC Global, Inc.(a)(b)(c)	1,352,964	21,620,365
Dril-Quip, Inc.(a)(b)(c)	2,506,889	48,934,473
Helix Energy Solutions Group, Inc.(a)(b)(c)	10,436,079	40,283,265
Helmerich & Payne, Inc.(a)	7,678,650	283,879,690
Nabors Industries Ltd.(a)(b)(c)	652,509	66,197,038
Oceaneering International, Inc.(a)(b)(c)	7,311,940	58,203,042
Oil States International, Inc.(a)(b)(c)	4,666,972	18,154,521
Patterson-UTI Energy, Inc.(a)(c)	15,812,565	184,690,759
ProPetro Holding Corp.(a)(b)(c)	6,392,221	51,457,379
RPC, Inc.(c)	6,068,490	42,054,636
U.S. Silica Holdings, Inc.(a)(b)(c)	5,510,285	60,337,621

		1,024,859,307

Entertainment — 0.2%
Cinemark Holdings, Inc.(a)(b)(c)	7,848,492	95,045,238
Marcus Corp.(c)	1,779,122	24,712,005

		119,757,243

Equity Real Estate Investment Trusts (REITs) — 7.0%
Acadia Realty Trust(a)	6,756,663	85,269,087
Agree Realty Corp.(a)(c)	5,823,179	393,530,437
Alexander & Baldwin, Inc.(a)	5,301,972	87,906,696
American Assets Trust, Inc.(a)	3,806,082	97,892,429
Armada Hoffler Properties, Inc.(a)	4,937,857	51,254,956
Brandywine Realty Trust(a)	12,544,229	84,673,546
CareTrust REIT, Inc.(a)	7,076,235	128,150,616
Centerspace(a)	1,121,075	75,470,769
Chatham Lodging Trust(a)(b)	3,571,247	35,248,208
Community Healthcare Trust, Inc.(a)	1,716,815	56,225,691
DiamondRock Hospitality Co.(a)	15,382,438	115,522,109
Diversified Healthcare Trust(a)	17,945,404	17,767,745
Easterly Government Properties, Inc.(a)(c)	6,154,787	97,060,991
Elme Communities(a)(c)	6,382,650	112,079,334
Essential Properties Realty Trust, Inc.(a)	10,298,301	200,301,954
Four Corners Property Trust, Inc.(a)	5,948,794	143,901,327
Franklin Street Properties Corp.(a)	6,700,794	17,623,088
Getty Realty Corp.(a)	2,882,402	77,507,790
Global Net Lease, Inc.(a)	7,582,548	80,754,136
Hersha Hospitality Trust, Class A(a)	2,396,753	19,126,089
Hudson Pacific Properties, Inc.(a)	9,401,099	102,942,034
Industrial Logistics Properties Trust(a)	4,787,315	26,330,233
Innovative Industrial Properties, Inc.(a)	2,040,037	180,543,274
iStar, Inc.(a)	6,226,528	57,657,649
LTC Properties, Inc.(a)(c)	2,953,998	110,627,225
LXP Industrial Trust(a)	20,412,404	186,977,621
NexPoint Residential Trust, Inc.(a)	1,351,111	62,434,839
Office Properties Income Trust(a)	3,533,813	49,650,073
Orion Office REIT, Inc.(a)(c)	4,144,036	36,260,315
Outfront Media, Inc., REIT	5,808,837	88,236,234
Retail Opportunity Investments Corp.(a)(c)	8,509,433	117,089,798
RPT Realty(a)	6,232,315	47,116,301
Safehold, Inc.(c)	1,273,609	33,699,694
Saul Centers, Inc.(c)	944,657	35,424,638

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Service Properties Trust(a)(c)	12,043,479	$62,505,656
SITE Centers Corp.	9,273,175	99,315,704
Summit Hotel Properties, Inc.(a)(c)	7,796,122	52,389,940
Sunstone Hotel Investors, Inc.(a)(c)	14,423,023	135,864,877
Tanger Factory Outlet Centers, Inc.(a)(c)	7,611,700	104,128,056
Uniti Group, Inc.(a)	17,302,515	120,252,479
Universal Health Realty Income Trust(a)	928,990	40,141,658
Urban Edge Properties(a)	8,565,022	114,257,393
Urstadt Biddle Properties, Inc., Class A(a)	1,947,702	30,208,858
Veris Residential, Inc.(a)(b)	5,778,929	65,706,423
Whitestone REIT(a)	3,384,512	28,632,972
Xenia Hotels & Resorts, Inc.(a)	8,362,534	115,319,344

		4,080,980,286

Food & Staples Retailing — 0.8%
Andersons, Inc.(a)	2,321,308	72,030,187
Chefs’ Warehouse, Inc.(a)(b)(c)	2,483,424	71,944,793
PriceSmart, Inc.(a)(c)	1,827,235	105,230,464
SpartanNash Co.(a)	2,634,657	76,457,746
United Natural Foods, Inc.(a)(b)(c)	4,251,176	146,112,919

		471,776,109

Food Products — 2.2%
B&G Foods, Inc.(a)(c)	5,239,319	86,396,370
Calavo Growers, Inc.(a)	1,293,920	41,081,960
Cal-Maine Foods, Inc.(c)	2,770,845	154,031,274
Fresh Del Monte Produce, Inc.	2,232,609	51,885,833
Hain Celestial Group, Inc.(a)(b)	6,542,222	110,432,707
Hostess Brands, Inc.(a)(b)(c)	9,954,544	231,343,603
J & J Snack Foods Corp.(a)(c)	1,091,729	141,346,154
John B Sanfilippo & Son, Inc.	651,190	49,314,619
Seneca Foods Corp., Class A(a)(b)(c)	408,523	20,605,900
Simply Good Foods Co.(a)(b)(c)	6,221,941	199,039,893
Tootsie Roll Industries, Inc.	1,295,726	43,121,761
TreeHouse Foods, Inc.(a)(b)(c)	3,678,439	156,039,382

		1,284,639,456

Gas Utilities — 0.9%
Chesapeake Utilities Corp.(a)(c)	1,160,005	133,852,977
Northwest Natural Holding Co.(a)	2,539,125	110,147,242
South Jersey Industries, Inc.(a)	8,931,195	298,480,537

		542,480,756

Health Care Equipment & Supplies — 3.5%
AngioDynamics, Inc.(a)(b)(c)	2,866,395	58,646,442
Artivion, Inc.(a)(b)(c)	2,940,237	40,692,880
Avanos Medical, Inc.(a)(b)(c)	3,390,281	73,840,320
BioLife Solutions, Inc.(a)(b)(c)	2,485,739	56,550,562
Cardiovascular Systems, Inc.(a)(b)(c)	2,974,443	41,225,780
CONMED Corp.(a)(c)	2,221,848	178,125,554
Cutera, Inc.(a)(b)(c)	1,299,116	59,239,690
Embecta Corp.(a)(c)	4,215,156	121,354,341
Glaukos Corp.(a)(b)(c)	3,471,192	184,806,262
Heska Corp.(a)(b)(c)	741,685	54,083,670
Inogen, Inc.(a)(b)(c)	1,673,057	40,621,824
Integer Holdings Corp.(a)(b)(c)	2,415,624	150,324,282
Lantheus Holdings, Inc.(a)(b)(c)	5,013,252	352,582,013
LeMaitre Vascular, Inc.(a)(c)	1,418,446	71,886,843
Meridian Bioscience, Inc.(a)(b)	3,189,981	100,580,101
Merit Medical Systems, Inc.(a)(b)(c)	4,139,723	233,935,747
Mesa Laboratories, Inc.(a)(c)	364,502	51,332,817
OraSure Technologies, Inc.(a)(b)(c)	5,296,089	20,072,177
Orthofix Medical, Inc.(a)(b)(c)	1,463,721	27,971,708
Surmodics, Inc.(a)(b)(c)	1,026,776	31,213,990
Varex Imaging Corp.(a)(b)(c)	2,934,516	62,035,668

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Zimvie, Inc.(a)(b)(c)	1,521,840	$15,020,561
Zynex, Inc.(c)	1,659,913	15,055,411

		2,041,198,643

Health Care Providers & Services — 3.7%
AdaptHealth Corp.(b)(c)	5,607,555	105,309,883
Addus HomeCare Corp.(a)(b)(c)	1,172,701	111,688,043
AMN Healthcare Services, Inc.(a)(b)(c)	3,155,835	334,392,277
Apollo Medical Holdings, Inc.(a)(b)(c)	2,861,325	111,591,675
Community Health Systems, Inc.(a)(b)(c)	9,166,843	19,708,712
CorVel Corp.(b)(c)	674,680	93,395,952
Covetrus, Inc.(a)(b)	7,636,624	159,452,709
Cross Country Healthcare, Inc.(a)(b)(c)	2,648,764	75,145,435
Enhabit, Inc.(a)(b)(c)	3,618,631	50,805,579
Ensign Group, Inc.(a)	4,032,219	320,561,410
Fulgent Genetics, Inc.(b)(c)	1,482,051	56,495,784
Hanger, Inc.(a)(b)(c)	2,825,959	52,901,952
Joint Corp.(a)(b)(c)	1,091,216	17,143,003
ModivCare, Inc.(a)(b)(c)	922,257	91,930,578
Owens & Minor, Inc.(a)	5,560,689	134,012,605
Pediatrix Medical Group, Inc.(a)(b)(c)	6,151,874	101,567,440
Pennant Group, Inc.(a)(b)(c)	2,055,147	21,394,080
RadNet, Inc.(b)(c)	2,484,582	50,561,244
Select Medical Holdings Corp.(a)	7,529,984	166,412,646
U.S. Physical Therapy, Inc.(a)	948,378	72,095,696

		2,146,566,703

Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.(a)(b)(c)	8,090,157	123,213,091
Computer Programs and Systems, Inc.(a)(b)(c)	1,097,327	30,593,477
HealthStream, Inc.(a)(b)(c)	1,761,277	37,444,749
NextGen Healthcare, Inc.(a)(b)(c)	4,018,093	71,120,246
OptimizeRx Corp.(a)(b)(c)	1,318,758	19,543,994
Simulations Plus, Inc.(a)(c)	1,167,578	56,674,236

		338,589,793

Hotels, Restaurants & Leisure — 1.8%
BJ’s Restaurants, Inc.(a)(b)(c)	1,710,496	40,795,330
Bloomin’ Brands, Inc.(a)	6,526,123	119,623,835
Brinker International, Inc.(a)(b)(c)	3,205,293	80,068,219
Cheesecake Factory, Inc.(a)(c)	3,546,509	103,841,784
Chuy’s Holdings, Inc.(a)(b)(c)	1,380,395	31,997,556
Dave & Buster’s Entertainment, Inc.(a)(b)(c)	3,104,852	96,343,558
Dine Brands Global, Inc.(a)	1,146,868	72,894,930
El Pollo Loco Holdings, Inc.(b)(c)	1,455,320	12,981,454
Golden Entertainment, Inc.(a)(b)(c)	1,600,725	55,849,295
Jack in the Box, Inc.(a)	1,538,979	113,992,175
Monarch Casino & Resort, Inc.(a)(b)(c)	972,506	54,596,487
Ruth’s Hospitality Group, Inc.(a)	2,247,544	37,893,592
Shake Shack, Inc., Class A(a)(b)(c)	2,724,442	122,545,401
Six Flags Entertainment Corp.(a)(b)(c)	5,393,769	95,469,711

		1,038,893,327

Household Durables — 2.4%
Cavco Industries, Inc.(a)(b)(c)	603,295	124,133,979
Century Communities, Inc.(a)(c)	2,098,772	89,785,466
Ethan Allen Interiors, Inc.(a)	1,641,800	34,707,652
Green Brick Partners, Inc.(b)(c)	1,975,705	42,240,573
Installed Building Products, Inc.(a)(c)	1,719,061	139,226,750
iRobot Corp.(a)(b)(c)	1,980,978	111,588,491
La-Z-Boy, Inc.(a)	3,164,712	71,427,550
LGI Homes, Inc.(a)(b)(c)	1,493,605	121,534,639
M/I Homes, Inc.(a)(b)(c)	2,028,088	73,477,628
MDC Holdings, Inc.(a)	4,158,944	114,038,244
Meritage Homes Corp.(a)(b)(c)	2,666,786	187,395,052

Security	Shares	Value

Household Durables (continued)
Sonos, Inc.(a)(b)(c)	9,285,633	$129,070,299
Tri Pointe Homes, Inc.(a)(b)(c)	7,420,839	112,128,877
Tupperware Brands Corp.(a)(b)(c)	2,821,002	18,477,563
Universal Electronics, Inc.(a)(b)(c)	884,169	17,391,604

		1,386,624,367

Household Products — 0.5%
Central Garden & Pet Co.(b)(c)	728,020	26,237,841
Central Garden & Pet Co., Class A, NVS(b)(c)	3,031,354	103,551,052
WD-40 Co.(a)(c)	993,801	174,650,588

		304,439,481

Insurance — 2.6%
Ambac Financial Group, Inc.(b)(c)	2,217,455	28,272,551
American Equity Investment Life Holding Co.(a)	5,176,979	193,049,547
AMERISAFE, Inc.(a)	1,414,750	66,111,267
Assured Guaranty Ltd.(a)	4,514,725	218,738,426
Employers Holdings, Inc.(a)	1,722,658	59,414,474
Genworth Financial, Inc., Class A(a)(b)(c)	31,035,879	108,625,576
HCI Group, Inc.(a)	521,690	20,450,248
Horace Mann Educators Corp.(a)	2,732,195	96,419,162
James River Group Holdings Ltd.(a)(c)	2,608,057	59,489,780
Mercury General Corp.	1,934,114	54,967,520
Palomar Holdings, Inc.(a)(b)(c)	1,841,163	154,142,166
ProAssurance Corp.(a)	3,525,618	68,784,807
Safety Insurance Group, Inc.(a)	981,992	80,091,268
Selectquote, Inc.(a)(b)(c)	8,992,355	6,564,419
SiriusPoint Ltd.(b)(c)	6,248,827	30,931,694
Stewart Information Services Corp.(a)	1,886,670	82,334,279
Trupanion, Inc.(a)(b)(c)	2,555,543	151,875,920
United Fire Group, Inc.(a)(c)	1,604,130	46,086,655
Universal Insurance Holdings, Inc.(a)	1,998,557	19,685,786

		1,546,035,545

Interactive Media & Services — 0.6%
Cars.com, Inc.(a)(b)(c)	4,602,856	52,932,844
QuinStreet, Inc.(a)(b)(c)	3,757,240	39,451,020
Shutterstock, Inc.	1,757,815	88,189,579
Yelp, Inc.(a)(b)(c)	5,133,215	174,067,321

		354,640,764

Internet & Direct Marketing Retail — 0.1%
Liquidity Services, Inc.(a)(b)(c)	1,978,808	32,175,418
PetMed Express, Inc.(a)	1,537,540	30,012,781

		62,188,199

IT Services — 0.9%
CSG Systems International, Inc.(a)	2,339,711	123,723,918
EVERTEC, Inc.(a)	4,811,485	150,840,055
Perficient, Inc.(a)(b)(c)	2,523,557	164,081,676
TTEC Holdings, Inc.	1,377,177	61,022,713
Unisys Corp.(a)(b)(c)	4,943,621	37,324,339

		536,992,701

Leisure Products — 0.3%
Sturm Ruger & Co., Inc.(a)	1,288,597	65,447,842
Vista Outdoor, Inc.(a)(b)(c)	4,122,693	100,263,894

		165,711,736

Life Sciences Tools & Services — 0.1%
NeoGenomics, Inc.(a)(b)(c)	9,203,064	79,238,381

Machinery — 4.6%
3D Systems Corp.(a)(b)(c)	9,529,452	76,045,027
Alamo Group, Inc.(a)	752,715	92,034,463
Albany International Corp., Class A(a)(c)	2,268,085	178,793,141
Astec Industries, Inc.(a)(c)	1,677,011	52,305,973

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Barnes Group, Inc.(a)(c)	3,684,240	$106,400,851
CIRCOR International, Inc.(a)(b)(c)	1,502,956	24,783,744
Enerpac Tool Group Corp.(a)	4,253,377	75,837,712
EnPro Industries, Inc.(a)(c)	1,517,070	128,920,609
ESCO Technologies, Inc.(a)(c)	1,886,211	138,523,336
Federal Signal Corp.(a)(c)	4,421,457	165,008,775
Franklin Electric Co., Inc.(a)	2,835,852	231,717,467
Greenbrier Cos., Inc.(a)	2,380,195	57,767,333
Hillenbrand, Inc.(a)	5,065,415	186,002,039
John Bean Technologies Corp.(a)(c)	2,323,656	199,834,416
Lindsay Corp.(a)(c)	802,829	115,029,339
Mueller Industries, Inc.(a)(c)	4,133,887	245,718,243
Proto Labs, Inc.(a)(b)(c)	2,011,700	73,286,231
SPX Technologies, Inc.(a)(b)(c)	3,297,330	182,078,563
Standex International Corp.(a)(c)	874,393	71,394,188
Tennant Co.(a)(c)	1,362,743	77,076,744
Titan International, Inc.(a)(b)(c)	3,710,088	45,040,468
Trinity Industries, Inc.(a)	5,988,855	127,862,054
Wabash National Corp.(a)(c)	3,540,742	55,093,946

		2,706,554,662

Marine — 0.3%
Matson, Inc.(a)(c)	2,842,839	174,891,455

Media — 0.6%
AMC Networks, Inc., Class A(b)(c)	2,045,861	41,530,978
EW Scripps Co., Class A(a)(b)	4,222,724	47,590,099
Gannett Co., Inc.(a)(b)(c)	10,313,004	15,778,896
Scholastic Corp.	2,212,121	68,044,842
TechTarget, Inc.(a)(b)(c)	1,979,767	117,202,206
Thryv Holdings, Inc.(a)(b)(c)	2,240,507	51,150,775

		341,297,796

Metals & Mining — 1.7%
Arconic Corp.(a)(b)(c)	7,487,186	127,581,649
ATI, Inc.(a)(b)(c)	9,473,572	252,091,751
Carpenter Technology Corp.(a)	3,520,946	109,642,258
Century Aluminum Co.(b)(c)	3,731,124	19,700,335
Compass Minerals International, Inc.(a)(c)	2,498,130	96,252,949
Haynes International, Inc.(a)	915,016	32,135,362
Kaiser Aluminum Corp.(a)	1,162,572	71,323,792
Materion Corp.(a)(c)	1,496,797	119,743,760
Olympic Steel, Inc.(a)(c)	701,723	16,006,302
SunCoke Energy, Inc.(a)	6,101,800	35,451,458
TimkenSteel Corp.(a)(b)(c)	3,000,350	44,975,247
Warrior Met Coal, Inc.(c)	2,470,246	70,253,796

		995,158,659

Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc.(a)	9,464,094	78,551,980
ARMOUR Residential REIT, Inc.(a)	8,334,589	40,589,448
Ellington Financial, Inc.(a)	4,164,469	47,350,013
Franklin BSP Realty Trust, Inc.(a)	6,162,148	66,366,334
Granite Point Mortgage Trust, Inc.(a)	3,817,947	24,587,579
Invesco Mortgage Capital, Inc.(a)	2,410,605	26,757,716
KKR Real Estate Finance Trust, Inc.(a)	4,235,730	68,830,612
New York Mortgage Trust, Inc.(a)	27,547,266	64,460,602
PennyMac Mortgage Investment Trust(a)	6,616,262	77,939,566
Ready Capital Corp.(a)	7,437,029	75,411,474
Redwood Trust, Inc.(a)	8,515,721	48,880,239
Two Harbors Investment Corp.(a)	25,119,929	83,398,164

		703,123,727

Multiline Retail — 0.1%
Big Lots, Inc.(a)	2,104,683	32,854,102

Security	Shares	Value

Multi-Utilities — 0.4%
Avista Corp.(a)	5,208,276	$192,966,626
Unitil Corp.(a)	1,179,437	54,784,849

		247,751,475

Oil, Gas & Consumable Fuels — 2.8%
Callon Petroleum Co.(a)(b)(c)	3,742,108	131,011,201
Civitas Resources, Inc.	3,782,777	217,093,572
CONSOL Energy, Inc.(a)(c)	2,390,312	153,744,868
Dorian LPG Ltd.(a)	2,321,920	31,508,454
Green Plains, Inc.(a)(b)(c)	3,275,537	95,219,861
Laredo Petroleum, Inc.(a)(b)(c)	1,249,609	78,537,926
Par Pacific Holdings, Inc.(b)(c)	2,888,579	47,401,581
PBF Energy, Inc., Class A(a)(b)(c)	7,824,738	275,117,788
Ranger Oil Corp., Class A(c)	1,444,739	45,437,042
REX American Resources Corp.(a)(b)	1,171,022	32,694,934
SM Energy Co.(a)(c)	8,940,599	336,255,928
Talos Energy, Inc.(a)(b)(c)	4,770,845	79,434,569
World Fuel Services Corp.(a)	4,515,559	105,844,703

		1,629,302,427

Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)(b)(c)	1,220,918	45,906,517
Mercer International, Inc.	2,943,582	36,206,059
Sylvamo Corp.(a)	2,413,622	81,821,786

		163,934,362

Personal Products — 0.9%
Edgewell Personal Care Co.(a)(c)	3,779,618	141,357,713
elf Beauty, Inc.(a)(b)(c)	3,632,069	136,638,436
Inter Parfums, Inc.	1,304,868	98,465,339
Medifast, Inc.(a)	803,536	87,071,161
USANA Health Sciences, Inc.(b)(c)	812,061	45,516,019

		509,048,668

Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc.(a)(b)	2,791,619	78,444,494
ANI Pharmaceuticals, Inc.(a)(b)(c)	879,912	28,280,372
Cara Therapeutics, Inc.(a)(b)(c)	3,291,309	30,806,652
Collegium Pharmaceutical, Inc.(a)(b)(c)	2,497,069	40,003,045
Corcept Therapeutics, Inc.(a)(b)(c)	6,951,827	178,244,844
Harmony Biosciences Holdings, Inc.(b)(c)	2,157,287	95,546,241
Innoviva, Inc.(a)(b)(c)	4,575,280	53,119,001
Nektar Therapeutics(a)(b)(c)	13,667,409	43,735,709
Pacira BioSciences, Inc.(a)(b)(c)	3,341,890	177,755,129
Phibro Animal Health Corp., Class A	1,534,047	20,387,485
Prestige Consumer Healthcare, Inc.(a)(b)(c)	3,629,156	180,840,843
Supernus Pharmaceuticals, Inc.(a)(b)(c)	3,901,339	132,060,325

		1,059,224,140

Professional Services — 1.2%
Exponent, Inc.(a)(c)	3,727,887	326,823,853
Forrester Research, Inc.(b)	818,299	29,466,947
Heidrick & Struggles International, Inc.(a)	1,443,922	37,527,533
Kelly Services, Inc., Class A, NVS	2,530,853	34,394,292
Korn Ferry(a)(c)	3,982,494	186,978,093
Resources Connection, Inc.(a)	2,319,838	41,919,473
TrueBlue, Inc.(a)(b)(c)	2,383,783	45,482,580

		702,592,771

Real Estate Management & Development — 0.4%
Anywhere Real Estate, Inc.(a)(b)(c)	8,341,419	67,648,908
Douglas Elliman, Inc.(a)	4,919,777	20,171,086
Marcus & Millichap, Inc.(c)	1,832,019	60,053,583
RE/MAX Holdings, Inc., Class A	1,371,141	25,928,276
St Joe Co.(c)	2,491,759	79,811,041

		253,612,894

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.4%
ArcBest Corp.(a)(c)	1,788,876	$130,104,951
Heartland Express, Inc.(c)	3,396,504	48,603,972
Marten Transport Ltd.(a)	4,195,160	80,379,266

		259,088,189

Semiconductors & Semiconductor Equipment — 3.1%
Alpha & Omega Semiconductor Ltd.(a)(b)(c)	1,616,891	49,735,567
Axcelis Technologies, Inc.(a)(b)(c)	2,409,134	145,897,155
CEVA, Inc.(a)(b)(c)	1,694,305	44,441,620
Cohu, Inc.(a)(b)	3,517,166	90,672,539
Diodes, Inc.(a)(b)(c)	3,316,870	215,298,032
FormFactor, Inc.(a)(b)(c)	5,625,230	140,912,011
Ichor Holdings Ltd.(a)(b)(c)	2,096,002	50,744,208
Kulicke & Soffa Industries, Inc.(a)(c)	4,234,834	163,168,154
MaxLinear, Inc.(a)(b)(c)	5,255,782	171,443,609
Onto Innovation, Inc.(a)(b)(c)	3,623,169	232,063,974
PDF Solutions, Inc.(a)(b)(c)	2,156,797	52,906,230
Photronics, Inc.(a)(b)(c)	4,492,549	65,681,066
Rambus, Inc.(a)(b)(c)	8,060,740	204,904,011
SMART Global Holdings, Inc.(a)(b)(c)	3,658,103	58,054,095
Ultra Clean Holdings, Inc.(a)(b)(c)	3,313,257	85,316,368
Veeco Instruments, Inc.(a)(b)(c)	3,750,415	68,707,603

		1,839,946,242

Software — 2.5%
8x8, Inc.(a)(b)(c)	8,785,844	30,311,162
A10 Networks, Inc.(a)	4,833,032	64,134,335
Adeia, Inc.(a)(c)	6,654,498	94,094,602
Agilysys, Inc.(a)(b)(c)	1,442,262	79,829,202
Alarm.com Holdings, Inc.(a)(b)(c)	3,627,471	235,277,769
Cerence, Inc.(a)(b)(c)	2,873,468	45,257,121
Consensus Cloud Solutions, Inc.(a)(b)(c)	1,286,921	60,871,363
Digital Turbine, Inc.(a)(b)(c)	6,559,787	94,526,531
Ebix, Inc.(a)(c)	1,712,961	32,494,870
InterDigital, Inc.(a)	2,167,126	87,595,233
LivePerson, Inc.(a)(b)(c)	5,063,996	47,702,842
LiveRamp Holdings, Inc.(a)(b)	4,902,171	89,023,425
OneSpan, Inc.(a)(b)(c)	2,571,145	22,137,558
Progress Software Corp.(a)(c)	3,169,641	134,868,225
SPS Commerce, Inc.(a)(b)(c)	2,626,520	326,292,580

		1,444,416,818

Specialty Retail — 4.6%
Aaron’s Co., Inc.(a)	2,251,963	21,889,080
Abercrombie & Fitch Co., Class A(a)(b)(c)	3,679,089	57,209,834
Academy Sports & Outdoors, Inc.(a)(c)	6,206,004	261,769,249
American Eagle Outfitters, Inc.(a)	11,491,141	111,808,802
America’s Car-Mart, Inc.(a)(b)(c)	435,104	26,550,046
Asbury Automotive Group, Inc.(a)(b)(c)	1,614,057	243,884,013
Bed Bath & Beyond, Inc.(a)(b)(c)	5,066,502	30,854,997
Boot Barn Holdings, Inc.(a)(b)(c)	2,173,723	127,075,847
Buckle, Inc.	2,155,517	68,243,668
Caleres, Inc.(a)(c)	2,679,295	64,892,525
Cato Corp., Class A	1,193,312	11,384,197
Chico’s FAS, Inc.(a)(b)(c)	9,126,656	44,173,015
Children’s Place, Inc.(a)(b)(c)	954,766	29,492,722
Conn’s, Inc.(b)(c)	944,795	6,689,149
Designer Brands, Inc., Class A(c)	4,124,352	63,143,829
Genesco, Inc.(a)(b)(c)	951,191	37,400,830
Group 1 Automotive, Inc.(a)(c)	1,151,401	164,500,661
Guess?, Inc.	2,439,642	35,789,548
Haverty Furniture Cos., Inc.	975,326	24,285,617
Hibbett, Inc.(a)	945,332	47,086,987
Leslie’s, Inc.(a)(b)(c)	10,811,905	159,043,123

Security	Shares	Value

Specialty Retail (continued)
LL Flooring Holdings, Inc.(a)(b)(c)	2,139,542	$14,827,026
MarineMax, Inc.(a)(b)(c)	1,570,471	46,784,331
Monro, Inc.(a)	2,348,104	102,048,600
National Vision Holdings, Inc.(a)(b)(c)	5,753,132	187,839,760
ODP Corp.(a)(b)(c)	3,126,970	109,912,995
Rent-A-Center, Inc.(a)	3,885,616	68,037,136
Sally Beauty Holdings, Inc.(a)(b)(c)	7,824,626	98,590,288
Shoe Carnival, Inc.(c)	1,251,472	26,831,560
Signet Jewelers Ltd.(a)(c)	3,392,209	194,000,433
Sleep Number Corp.(a)(b)(c)	1,608,101	54,369,895
Sonic Automotive, Inc., Class A	1,353,165	58,592,045
Urban Outfitters, Inc.(b)(c)	4,391,171	86,286,510
Zumiez, Inc.(a)(b)(c)	1,137,024	24,480,127

		2,709,768,445

Technology Hardware, Storage & Peripherals — 0.2%
Avid Technology, Inc.(a)(b)(c)	2,474,136	57,548,403
Corsair Gaming, Inc.(b)(c)	2,802,591	31,809,408
Diebold Nixdorf, Inc.(a)(b)(c)	5,420,018	13,224,844

		102,582,655

Textiles, Apparel & Luxury Goods — 0.9%
G-III Apparel Group Ltd.(a)(b)(c)	3,165,336	47,321,773
Kontoor Brands, Inc.(a)	3,594,868	120,823,513
Movado Group, Inc.	1,172,510	33,041,332
Oxford Industries, Inc.(a)(c)	1,091,990	98,038,862
Steven Madden Ltd.(a)	5,425,374	144,694,725
Unifi, Inc.(a)(b)(c)	951,362	9,047,453
Wolverine World Wide, Inc.(a)(c)	5,742,169	88,371,981

		541,339,639

Thrifts & Mortgage Finance — 2.0%
Axos Financial, Inc.(a)(b)(c)	3,880,000	132,812,400
Capitol Federal Financial, Inc.(a)	9,398,629	78,008,621
Flagstar Bancorp, Inc.(a)	3,593,938	120,037,529
Mr Cooper Group, Inc.(a)(b)(c)	4,187,001	169,573,540
NMI Holdings, Inc., Class A(a)(b)(c)	6,177,312	125,831,845
Northfield Bancorp, Inc.(a)	3,086,429	44,166,799
Provident Financial Services, Inc.(a)	5,125,487	99,946,996
TrustCo Bank Corp.(a)	1,208,110	37,958,816
Walker & Dunlop, Inc.(a)	2,240,219	187,573,537
WSFS Financial Corp.(a)(c)	4,365,715	202,831,119

		1,198,741,202

Tobacco — 0.3%
Universal Corp.(a)	1,797,517	82,757,683
Vector Group Ltd.(a)	9,595,816	84,539,139

		167,296,822

Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc.(a)	2,803,666	288,160,791
Boise Cascade Co.(a)(c)	2,876,897	171,060,296
DXP Enterprises, Inc.(a)(b)(c)	1,158,357	27,429,894
GMS, Inc.(a)(b)(c)	3,110,207	124,439,382
NOW, Inc.(a)(b)	8,084,315	81,247,366
Veritiv Corp.(a)(b)(c)	1,018,458	99,574,639

		791,912,368

Water Utilities — 0.9%
American States Water Co.(a)(c)	2,695,226	210,092,867
California Water Service Group(a)(c)	3,964,113	208,869,114
Middlesex Water Co.(a)	1,154,264	89,109,181

		508,071,162

Wireless Telecommunication Services — 0.3%
Gogo, Inc.(b)(c)	3,240,693	39,277,199

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
Shenandoah Telecommunications Co.(a)(c)	3,683,277	$62,689,375
Telephone & Data Systems, Inc.	7,302,934	101,510,783

		203,477,357

Total Long-Term Investments — 98.3% (Cost: $61,579,065,535)		57,699,472,435

Short-Term Securities(a)(d)

Money Market Funds — 7.2%

BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(e)	3,201,367,768	3,202,328,178
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%	1,030,342,399	1,030,342,399

Total Short-Term Securities — 7.2% (Cost: $4,231,024,460)		4,232,670,577

Total Investments — 105.5% (Cost: $65,810,089,995)		61,932,143,012

Liabilities in Excess of Other Assets — (5.5)%		(3,228,100,163)

Net Assets — 100.0%		$58,704,042,849

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds
3D Systems Corp.	$152,404,409	$15,760,285	$(10,815,386)	$(4,029,693)	$(77,274,588)	$76,045,027	9,529,452	$—	$—
8x8, Inc.	106,604,327	7,802,690	(6,383,209)	(7,338,411)	(70,374,235)	30,311,162	8,785,844	—	—
A10 Networks, Inc.	—	79,273,522	(29,051,148)	20,756,080	(6,844,119)	64,134,335	4,833,032	216,738	—
AAON, Inc.	165,097,728	22,932,024	(16,512,917)	3,414,332	(9,913,322)	165,017,845	3,062,692	551,702	—
AAR Corp.	115,530,346	14,290,122	(11,318,485)	2,669,911	(33,342,579)	87,829,315	2,451,963	—	—
Aaron’s Co., Inc.	45,249,919	5,331,930	(5,368,802)	(1,189,145)	(22,134,822)	21,889,080	2,251,963	505,592	—
Abercrombie & Fitch Co., Class A	129,296,574	11,231,323	(18,986,150)	(3,558,336)	(60,773,577)	57,209,834	3,679,089	—	—
ABM Industries, Inc.	222,000,552	27,174,610	(24,412,044)	3,131,616	(41,685,273)	186,209,461	4,870,768	1,861,896	—
Academy Sports & Outdoors, Inc.	247,233,030	31,156,424	(31,577,677)	54,243	14,903,229	261,769,249	6,206,004	935,212	—
Acadia Realty Trust	137,120,154	13,577,633	(7,019,605)	1,222,829	(59,631,924)	85,269,087	6,756,663	2,403,477	—
Addus HomeCare Corp.	106,333,341	13,950,624	(10,627,140)	675,339	1,355,879	111,688,043	1,172,701	—	—
Adeia, Inc.(a)	115,255,905	—	—	—	(21,161,303)	94,094,602	6,654,498	665,450	—
Adtalem Global Education, Inc.	105,883,558	16,134,827	(23,442,165)	(1,090,739)	22,678,760	120,164,241	3,296,687	—	—
ADTRAN Holdings, Inc.	64,475,720	53,377,622	(18,698,085)	(233,969)	1,681,359	100,602,647	5,138,031	832,011	—
Advanced Energy Industries, Inc.	232,148,377	28,398,031	(24,929,382)	5,063,450	(29,773,602)	210,906,874	2,724,543	543,155	—
AdvanSix, Inc.	103,129,764	10,759,601	(10,089,300)	2,907,887	(41,142,257)	65,565,695	2,042,545	554,743	—
Aerojet Rocketdyne Holdings, Inc.	210,898,884	31,536,973	(24,513,557)	6,309,673	(3,739,990)	220,491,983	5,513,678	—	—
AeroVironment, Inc.	155,389,744	29,865,420	(14,246,754)	6,095,984	(25,175,292)	151,929,102	1,822,566	—	—
Agilysys, Inc.	55,832,998	9,857,979	(7,214,750)	3,610,826	17,742,149	79,829,202	1,442,262	—	—
Agree Realty Corp.	338,698,786	85,412,360	(32,461,791)	7,003,136	(5,122,054)	393,530,437	5,823,179	7,545,631	—

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds
Alamo Group, Inc.	$102,110,887	$13,591,578	$(8,126,276)	$2,496,113	$(18,037,839)	$92,034,463	752,715	$254,306	$—
Alarm.com Holdings, Inc.	219,126,130	43,423,608	(19,932,083)	3,779,377	(11,119,263)	235,277,769	3,627,471	—	—
Albany International Corp., Class A	195,263,787	24,981,205	(28,174,326)	4,916,127	(18,193,652)	178,793,141	2,268,085	968,475	—
Alexander & Baldwin, Inc.	120,333,884	14,039,675	(11,912,432)	(48,978)	(34,505,453)	87,906,696	5,301,972	2,208,673	—
Allegiance Bancshares, Inc.	59,587,214	1,191,015	(1,714,027)	(240,824)	(3,970,608)	54,852,770	1,317,626	374,576	—
Allegiant Travel Co.	176,482,366	17,557,973	(13,334,281)	(1,232,397)	(97,249,211)	82,224,450	1,126,671	—	—
Allscripts Healthcare Solutions, Inc.	195,223,043	13,337,160	(22,668,026)	60,657	(62,739,743)	123,213,091	8,090,157	—	—
Alpha & Omega Semiconductor Ltd.	—	69,396,203	(15,744,500)	10,465,162	(14,381,298)	49,735,567	1,616,891	—	—
AMC Networks, Inc., Class A(b)	84,999,626	11,005,186	(11,495,245)	(3,601,353)	(13,360,243)	N/A	N/A	—	—
American Assets Trust, Inc.	143,001,293	11,882,786	(10,945,252)	(722,691)	(45,323,707)	97,892,429	3,806,082	2,412,783	—
American Axle & Manufacturing Holdings, Inc.	63,354,402	10,025,334	(7,996,033)	(2,545,974)	(5,778,673)	57,059,056	8,354,181	—	—
American Eagle Outfitters, Inc.	—	127,613,938	(1,634,778)	(145,290)	(14,025,068)	111,808,802	11,491,141	—	—
American Equity Investment Life Holding Co.	235,483,048	26,809,899	(53,139,561)	5,523,072	(21,626,911)	193,049,547	5,176,979	—	—
American Public Education, Inc.(c)	28,333,714	2,755,480	(13,022,878)	(30,408,883)	12,342,567	—	—	—	—
American States Water Co.	235,397,633	28,431,642	(23,498,888)	6,226,882	(36,464,402)	210,092,867	2,695,226	2,049,338	—
American Vanguard Corp.	38,992,028	9,137,227	(4,949,408)	1,015,602	(4,621,331)	39,574,118	2,116,263	99,957	—
American Woodmark Corp.	58,267,437	8,754,017	(7,717,592)	(2,458,103)	(3,766,475)	53,079,284	1,210,198	—	—
America’s Car-Mart, Inc.	34,900,525	6,187,280	(5,172,304)	(1,276,581)	(8,088,874)	26,550,046	435,104	—	—
Ameris Bancorp	205,685,482	11,567,411	(8,382,942)	(1,842,257)	5,401,230	212,428,924	4,751,262	1,400,624	—
AMERISAFE, Inc.	68,577,780	10,218,912	(8,453,421)	(40,999)	(4,191,005)	66,111,267	1,414,750	867,365	—
AMN Healthcare Services, Inc.	353,146,095	45,372,075	(64,668,212)	9,529,100	(8,986,781)	334,392,277	3,155,835	—	—
Amphastar Pharmaceuticals, Inc.	94,656,884	14,417,283	(8,778,531)	3,093,664	(24,944,806)	78,444,494	2,791,619	—	—
Andersons, Inc.	109,438,184	13,591,949	(8,783,513)	1,593,160	(43,809,593)	72,030,187	2,321,308	816,485	—
AngioDynamics, Inc.	59,765,035	8,835,528	(6,573,328)	760,700	(4,141,493)	58,646,442	2,866,395	—	—
ANI Pharmaceuticals, Inc.	25,597,584	4,157,248	(5,362,711)	(2,139,989)	6,028,240	28,280,372	879,912	—	—
Anika Therapeutics, Inc.	26,046,427	3,317,074	(2,083,916)	(365,524)	(977,868)	25,936,193	1,089,756	—	—
Anywhere Real Estate, Inc.(d)	130,770,667	13,466,856	(12,767,281)	(1,834,396)	(61,986,938)	67,648,908	8,341,419	—	—
Apogee Enterprises, Inc.	84,458,297	9,775,568	(15,713,637)	(965,415)	(15,794,886)	61,759,927	1,615,906	737,075	—
Apollo Commercial Real Estate Finance, Inc.	131,414,687	12,306,740	(11,592,351)	(3,592,665)	(49,984,431)	78,551,980	9,464,094	6,540,914	—
Apollo Medical Holdings, Inc.(e)	N/A	3,517,192	(1,800,429)	(567,337)	(108,026,853)	111,591,675	2,861,325	—	—
Applied Industrial Technologies, Inc.	282,658,706	34,648,774	(30,020,503)	9,416,591	(8,542,777)	288,160,791	2,803,666	1,900,757	—
ArcBest Corp.	143,182,130	18,713,570	(16,506,462)	4,153,637	(19,437,924)	130,104,951	1,788,876	430,863	—
Archrock, Inc.	88,793,680	16,049,217	(10,349,066)	(1,046,984)	(30,782,883)	62,663,964	9,760,742	2,836,469	—
Arconic Corp.	195,119,102	23,725,444	(24,091,904)	3,572,622	(70,743,615)	127,581,649	7,487,186	—	—
Arcosa, Inc.	198,075,840	23,573,832	(20,440,185)	5,443,427	(5,001,068)	201,651,846	3,526,615	344,505	—
Arcus Biosciences, Inc.	—	137,401,417	(15,826,893)	5,718,087	(28,170,828)	99,121,783	3,789,059	—	—
Arlo Technologies, Inc.	53,460,460	7,294,200	(4,585,392)	654,260	(27,169,362)	29,654,166	6,390,984	—	—

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

Armada Hoffler Properties, Inc.	$70,086,380	$10,509,907		$(8,340,369)		$(580,440)	$(20,420,522)	$51,254,956	4,937,857	$1,744,584		$—
ARMOUR Residential REIT, Inc.	53,925,690	24,114,593		(11,728,837)		(7,153,955)	(18,568,043)	40,589,448	8,334,589	4,173,354		—
Artivion, Inc.	60,418,875	8,935,756		(6,630,907)		(559,088)	(21,471,756)	40,692,880	2,940,237	—		—
Asbury Automotive Group, Inc.	265,364,091	33,927,202		(40,545,263)		10,654,823	(25,516,840)	243,884,013	1,614,057	—		—
Assured Guaranty Ltd.	318,170,834	18,655,187		(60,120,445)		6,662,682	(64,629,832)	218,738,426	4,514,725	2,434,885		—
Astec Industries, Inc.	69,718,136	10,978,815		(8,084,043)		(1,341,840)	(18,965,095)	52,305,973	1,677,011	398,726		—
ATI, Inc.(f)	244,513,581	39,328,687		(28,511,285)		9,441,062	(12,680,294)	252,091,751	9,473,572	—		—
Atlas Air Worldwide Holdings, Inc.	166,773,819	23,125,977		(28,274,617)		3,174,372	14,819,963	179,619,514	1,879,455	—		—
Avanos Medical, Inc.	115,498,754	13,231,871		(13,887,558)		(4,130,909)	(36,871,838)	73,840,320	3,390,281	—		—
Avid Bioservices, Inc.	89,677,316	11,510,126		(8,625,634)		(3,002,553)	(3,335,799)	86,223,456	4,509,595	—		—
Avid Technology, Inc.	—	72,821,572		(4,668,341)		(544,307)	(10,060,521)	57,548,403	2,474,136	—		—
Avista Corp.	227,402,896	14,169,487		(6,971,692)		(1,248,856)	(40,385,209)	192,966,626	5,208,276	4,437,760		—
Axcelis Technologies, Inc.	179,950,376	20,014,068		(16,988,081)		5,215,794	(42,295,002)	145,897,155	2,409,134	—		—
Axos Financial, Inc.	173,668,573	18,316,167		(12,378,263)		1,393,395	(48,187,472)	132,812,400	3,880,000	—		—
AZZ, Inc.	85,248,715	10,929,990		(9,133,100)		(655,383)	(20,385,363)	66,004,859	1,807,857	601,117		—
B&G Foods, Inc.	125,617,072	30,727,086		(12,078,558)		(1,640,726)	(56,228,504)	86,396,370	5,239,319	4,772,081		—
Badger Meter, Inc.	208,791,145	23,848,265		(19,372,943)		6,700,273	(22,755,573)	197,211,167	2,134,551	898,053		—
Balchem Corp.	316,937,446	37,402,263		(32,468,106)		4,448,319	(41,514,030)	284,805,892	2,342,539	—		—
Banc of California, Inc.	75,436,879	10,458,594		(7,548,891)		494,774	(13,927,826)	64,913,530	4,064,717	463,257		—
Bancorp, Inc.	112,651,582	—		(783,852)		(491,079)	(24,924,278)	86,452,373	3,933,229	—		—
BankUnited, Inc.	243,143,815	5,191,166		(13,985,286)		3,079,511	(56,746,994)	180,682,212	5,287,744	2,754,492		—
Banner Corp.	130,580,723	2,622,835		—		—	1,422,747	134,626,305	2,278,712	1,984,275		—
Barnes Group, Inc.	133,984,216	22,620,365		(11,357,447)		(2,334,385)	(36,511,898)	106,400,851	3,684,240	1,078,499		—
Bed Bath & Beyond, Inc.	155,271,105	6,058,628		(19,232,457)		(8,345,793)	(102,896,486)	30,854,997	5,066,502	—		—
Benchmark Electronics, Inc.	63,315,343	9,198,929		(8,186,093)		92,451	(715,289)	63,705,341	2,570,837	828,930		—
Berkshire Hills Bancorp, Inc.	92,929,531	—		(3,082,907)		(1,914,274)	(3,532,080)	84,400,270	3,091,585	755,924		—
Big Lots, Inc.	75,631,586	7,595,391		(9,672,379)		(4,985,617)	(35,714,879)	32,854,102	2,104,683	1,277,218		—
BioLife Solutions, Inc.	48,785,285	11,430,917		(3,804,522)		(1,425,338)	1,564,220	56,550,562	2,485,739	—		—
BJ’s Restaurants, Inc.	47,205,475	6,040,048		(5,100,543)		(1,123,546)	(6,226,104)	40,795,330	1,710,496	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	2,943,104,221	257,329,080	(g)	—		113,153	1,781,724	3,202,328,178	3,201,367,768	4,960,562	(h)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,155,360,000	—		(125,017,601	)(g)	—	—	1,030,342,399	1,030,342,399	6,411,390		—
Bloomin’ Brands, Inc.	127,477,631	26,864,830		(12,351,398)		(565,871)	(21,801,357)	119,623,835	6,526,123	1,649,941		—
Blucora, Inc.	68,374,913	9,816,357		(9,498,398)		(784,640)	(564,321)	67,343,911	3,482,105	—		—
Boise Cascade Co.	195,603,483	24,701,874		(21,199,889)		7,197,600	(35,242,772)	171,060,296	2,876,897	7,561,682		—
Boot Barn Holdings, Inc.	201,268,176	20,427,645		(16,927,427)		4,328,762	(82,021,309)	127,075,847	2,173,723	—		—
Bottomline Technologies DE, Inc.(c)	156,807,601	2,758,945		(160,448,424)		42,629,208	(41,747,330)	—	—	—		—
Brandywine Realty Trust	173,075,481	17,889,456		(14,963,762)		(2,193,304)	(89,134,325)	84,673,546	12,544,229	4,648,025		—
Brightsphere Investment Group, Inc.	60,793,028	6,787,043		(9,412,181)		1,176,135	(24,201,408)	35,142,617	2,356,983	48,554		—
Brinker International, Inc.	121,764,897	12,661,853		(12,350,482)		(2,842,187)	(39,165,862)	80,068,219	3,205,293	—		—
Bristow Group, Inc.	61,342,705	6,363,708		(4,463,638)		561,128	(22,963,179)	40,840,724	1,738,643	—		—
Brookline Bancorp, Inc.	80,283,225	2,204,440		—		—	(21,636,092)	60,851,573	5,223,311	1,358,061		—
CalAmp Corp.(c)	18,844,288	1,530,954		(14,677,731)		(23,125,724)	17,428,213	—	—	—		—
Calavo Growers, Inc.	46,121,825	7,569,870		(5,669,549)		(2,099,392)	(4,840,794)	41,081,960	1,293,920	—		—
Caleres, Inc.	52,700,056	10,700,731		(11,318,924)		882,488	11,928,174	64,892,525	2,679,295	385,356		—
California Water Service Group	223,030,745	30,439,030		(18,543,167)		5,240,115	(31,297,609)	208,869,114	3,964,113	1,930,517		—
Callon Petroleum Co.	199,652,943	30,745,243		(16,120,806)		2,730,360	(85,996,539)	131,011,201	3,742,108	—		—
Cal-Maine Foods, Inc.(b)	147,935,153	20,966,997		(15,656,785)		2,536,009	(37,233,056)	N/A	N/A	2,389,024		—

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

Capitol Federal Financial, Inc.	$98,848,924	$6,782,221	$(3,487,945)	$(1,057,087)	$(23,077,492)	$78,008,621	9,398,629	$3,405,485	$—
Cara Therapeutics, Inc.	36,412,748	6,173,401	(3,229,278)	(1,019,390)	(7,530,829)	30,806,652	3,291,309	—	—
Cardiovascular Systems, Inc.	65,640,819	7,132,208	(5,696,828)	(3,449,505)	(22,400,914)	41,225,780	2,974,443	—	—
CareTrust REIT, Inc.	133,977,821	18,724,225	(15,375,486)	1,694,263	(10,870,207)	128,150,616	7,076,235	3,816,376	—
Carpenter Technology Corp.	144,959,501	15,364,932	(13,700,241)	2,260,766	(39,242,700)	109,642,258	3,520,946	1,411,536	—
Cars.com, Inc.	67,090,063	7,973,604	(8,223,997)	(2,458,714)	(11,448,112)	52,932,844	4,602,856	—	—
Catalyst Pharmaceuticals, Inc.	—	110,558,102	(3,027,315)	(549,861)	(18,470,361)	88,510,565	6,898,719	—	—
Cato Corp., Class A(b)	19,984,703	2,256,957	(3,940,942)	(2,304,648)	3,771,245	N/A	N/A	450,519	—
Cavco Industries, Inc.	146,793,258	18,502,048	(18,944,791)	2,972,372	(25,188,908)	124,133,979	603,295	—	—
Centerspace	105,322,106	16,220,282	(12,016,305)	157,462	(34,212,776)	75,470,769	1,121,075	1,604,472	—
Central Garden & Pet Co.(b)	30,929,728	4,165,912	(3,101,199)	904,199	(5,851,055)	N/A	N/A	—	—
Central Pacific Financial Corp.	44,570,724	—	—	—	(11,518,097)	33,052,627	1,597,517	830,709	—
Century Communities, Inc.	113,868,713	14,444,087	(14,847,797)	69,701	(23,749,238)	89,785,466	2,098,772	847,376	—
Cerence, Inc.	101,172,885	11,219,086	(8,929,562)	(1,671,018)	(56,534,270)	45,257,121	2,873,468	—	—
CEVA, Inc.	67,094,410	8,785,642	(6,591,499)	(431,368)	(24,415,565)	44,441,620	1,694,305	—	—
Chatham Lodging Trust	48,136,215	6,199,917	(5,261,615)	(736,053)	(13,090,256)	35,248,208	3,571,247	—	—
Cheesecake Factory, Inc.	138,105,122	14,492,686	(12,797,990)	(131,215)	(35,826,819)	103,841,784	3,546,509	1,922,992	—
Chefs’ Warehouse, Inc.	76,019,288	14,773,053	(8,972,048)	3,179,361	(13,054,861)	71,944,793	2,483,424	—	—
Chesapeake Utilities Corp.	159,802,289	—	—	—	(25,949,312)	133,852,977	1,160,005	1,241,206	—
Chico’s FAS, Inc.	42,101,966	7,359,168	(5,142,589)	1,235,396	(1,380,926)	44,173,015	9,126,656	—	—
Children’s Place, Inc.	48,144,408	6,257,381	(7,142,149)	(4,598,075)	(13,168,843)	29,492,722	954,766	—	—
Chuy’s Holdings, Inc.	38,410,416	4,193,969	(5,110,274)	(1,295,057)	(4,201,498)	31,997,556	1,380,395	—	—
Cinemark Holdings, Inc.	131,621,622	17,307,704	(12,104,317)	(1,054,860)	(40,724,911)	95,045,238	7,848,492	—	—
CIRCOR International, Inc.	38,868,368	3,609,766	(3,031,067)	(1,736,693)	(12,926,630)	24,783,744	1,502,956	—	—
City Holding Co.	77,952,035	—	—	—	9,895,055	87,847,090	990,496	1,188,595	—
Civitas Resources, Inc.(b)	308,128,260	36,808,936	(124,288,448)	22,942,826	(70,286,984)	N/A	N/A	16,314,455	—
Clearfield, Inc.	—	97,914,260	(3,070,509)	26,787	(7,600,464)	87,270,074	834,003	—	—
Clearwater Paper Corp.	33,601,467	6,370,897	(5,551,877)	445,007	11,041,023	45,906,517	1,220,918	—	—
Cogent Communications Holdings, Inc.	201,346,904	28,850,926	(18,297,536)	3,101,497	(52,716,227)	162,285,564	3,111,303	5,528,743	—
Coherus Biosciences, Inc.	59,117,394	5,972,879	(4,942,504)	(1,677,242)	(13,257,120)	45,213,407	4,704,829	—	—
Cohu, Inc.	103,114,057	13,824,632	(12,374,582)	1,584,578	(15,476,146)	90,672,539	3,517,166	—	—
Collegium Pharmaceutical, Inc.	50,377,440	6,236,390	(5,516,236)	(1,197,875)	(9,896,674)	40,003,045	2,497,069	—	—
Columbia Banking System, Inc.	169,115,195	7,571,014	(49,259)	(29,527)	(18,221,696)	158,385,727	5,482,372	3,248,207	—
Comfort Systems USA, Inc.	229,414,018	30,272,283	(26,790,186)	9,623,081	11,423,923	253,943,119	2,609,094	733,794	—
Community Bank System, Inc.	251,364,076	7,205,913	—	—	(36,352,754)	222,217,235	3,698,689	3,168,631	—
Community Health Systems, Inc.	105,476,808	6,744,340	(5,529,867)	(1,182,365)	(85,800,204)	19,708,712	9,166,843	—	—
Community Healthcare Trust, Inc.	70,949,649	8,970,450	(7,387,582)	536,639	(16,843,465)	56,225,691	1,716,815	1,518,122	—
Compass Minerals International, Inc.	153,003,847	13,937,731	(12,106,096)	(2,205,951)	(56,376,582)	96,252,949	2,498,130	739,012	—
Computer Programs and Systems, Inc.	36,313,263	4,795,887	(3,351,090)	261,752	(7,426,335)	30,593,477	1,097,327	—	—

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

Comtech Telecommunications Corp.	$29,701,641	$2,963,973	$(2,012,432)	$(236,230)	$(10,467,252)	$19,949,700	1,992,977	$377,231	$—
CONMED Corp.	311,068,602	34,652,041	(22,311,915)	7,328,498	(152,611,672)	178,125,554	2,221,848	844,856	—
Conn’s, Inc.(b)	21,217,289	1,744,491	(5,400,613)	(6,346,650)	7,113,899	N/A	N/A	—	—
Consensus Cloud Solutions, Inc.	68,526,794	13,889,645	(6,190,527)	(572,462)	(14,782,087)	60,871,363	1,286,921	—	—
CONSOL Energy, Inc.	85,687,461	18,575,207	(11,695,566)	7,883,527	53,294,239	153,744,868	2,390,312	2,374,244	—
Corcept Therapeutics, Inc.	153,670,670	22,629,291	(17,659,986)	3,576,107	16,028,762	178,244,844	6,951,827	—	—
Core Laboratories NV	104,744,833	10,223,825	(9,057,512)	(1,099,608)	(59,269,708)	45,541,830	3,378,474	67,230	—
CoreCivic, Inc.	96,164,194	13,158,370	(13,075,159)	736,806	(21,155,460)	75,828,751	8,577,913	—	—
Covetrus, Inc.	124,128,789	21,367,466	(15,641,543)	2,353,651	27,244,346	159,452,709	7,636,624	—	—
Cross Country Healthcare, Inc.	54,819,683	10,190,546	(6,322,898)	1,929,678	14,528,426	75,145,435	2,648,764	—	—
CSG Systems International, Inc.	147,766,049	21,192,258	(19,554,750)	2,842,469	(28,522,108)	123,723,918	2,339,711	1,214,179	—
CTS Corp.	81,370,986	12,390,933	(11,531,499)	3,246,426	11,493,434	96,970,280	2,328,218	183,128	—
Customers Bancorp, Inc.	111,384,075	3,407,654	(2,789,620)	(2,654,213)	(46,035,557)	63,312,339	2,147,637	—	—
Cutera, Inc.	80,707,782	12,540,536	(6,665,495)	2,682,660	(30,025,793)	59,239,690	1,299,116	—	—
CVB Financial Corp.	214,747,136	16,900,189	(8,492,836)	15,296	18,980,516	242,150,301	9,563,598	3,416,979	—
Cytokinetics, Inc.	220,819,914	66,342,054	(23,680,901)	13,435,985	55,730,086	332,647,138	6,865,782	—	—
Dave & Buster’s Entertainment, Inc.	136,001,746	23,803,709	(11,446,914)	4,074,616	(56,089,599)	96,343,558	3,104,852	—	—
Deluxe Corp.	92,194,563	10,756,538	(8,237,083)	(2,536,842)	(39,859,896)	52,317,280	3,142,179	1,861,777	—
Designer Brands, Inc., Class A(b)	59,732,195	9,426,026	(14,229,575)	(894,563)	19,061,526	N/A	N/A	639,557	—
DiamondRock Hospitality Co.	152,168,570	18,602,118	(15,855,325)	581,347	(39,974,601)	115,522,109	15,382,438	462,696	—
Diebold Nixdorf, Inc.	35,237,668	2,500,227	(1,824,581)	(1,394,346)	(21,294,124)	13,224,844	5,420,018	—	—
Digi International, Inc.	53,901,058	9,978,768	(8,793,607)	2,938,498	30,430,579	88,455,296	2,558,730	—	—
Digital Turbine, Inc.	—	117,985,641	(8,841,761)	3,400,614	(18,017,963)	94,526,531	6,559,787	—	—
Dime Community Bancshares, Inc.	80,909,910	10,234,598	(9,207,522)	911,396	(13,616,086)	69,232,296	2,364,491	1,113,348	—
Dine Brands Global, Inc.	96,314,786	11,752,153	(18,018,162)	(1,081,090)	(16,072,757)	72,894,930	1,146,868	1,201,293	—
Diodes, Inc.	280,383,123	30,490,522	(22,549,611)	8,355,685	(81,381,687)	215,298,032	3,316,870	—	—
Diversified Healthcare Trust	54,951,898	4,526,511	(3,301,164)	(1,660,251)	(36,749,249)	17,767,745	17,945,404	344,671	—
DMC Global, Inc.	42,079,172	4,546,395	(5,005,682)	(5,882,331)	(14,117,189)	21,620,365	1,352,964	—	—
Donnelley Financial Solutions, Inc.	69,434,773	9,850,245	(17,361,480)	2,232,168	4,948,914	69,104,620	1,869,208	—	—
Dorian LPG Ltd.(e)	N/A	3,906,169	(394,187)	59,187	(1,683,111)	31,508,454	2,321,920	—	—
Dorman Products, Inc.	193,436,796	27,268,121	(22,520,615)	3,517,773	(32,282,849)	169,419,226	2,063,069	—	—
Douglas Elliman, Inc.	34,298,451	5,059,359	(3,555,453)	(1,390,560)	(14,240,711)	20,171,086	4,919,777	489,396	—
Dril-Quip, Inc.	94,584,206	9,686,033	(10,255,620)	(1,205,457)	(43,874,689)	48,934,473	2,506,889	—	—
DXP Enterprises, Inc.	33,255,223	5,758,818	(7,110,256)	(1,681,097)	(2,792,794)	27,429,894	1,158,357	—	—
Dynavax Technologies Corp.	—	95,771,562	(17,121,982)	8,220,536	2,684,423	89,554,539	8,578,021	—	—
Eagle Bancorp, Inc.	124,915,124	4,226,482	(242,969)	(90,474)	(27,106,384)	101,701,779	2,269,116	1,880,122	—
Eagle Pharmaceuticals, Inc.	40,256,354	5,083,531	(5,991,689)	(1,974,255)	(16,895,852)	20,478,089	775,098	—	—
Easterly Government Properties, Inc.	125,341,047	15,022,668	(10,725,647)	(75,374)	(32,501,703)	97,060,991	6,154,787	3,176,947	—
Ebix, Inc.	56,751,142	5,993,307	(6,270,828)	(2,539,534)	(21,439,217)	32,494,870	1,712,961	257,295	—
Edgewell Personal Care Co.	141,845,574	19,238,583	(21,690,255)	(2,068,472)	4,032,283	141,357,713	3,779,618	1,155,252	—
eHealth, Inc.(c)	21,176,573	1,910,217	(11,057,983)	(79,595,216)	67,566,409	—	—	—	—
elf Beauty, Inc.	88,757,898	18,404,244	(10,243,609)	697,543	39,022,360	136,638,436	3,632,069	—	—
Ellington Financial, Inc.	69,516,047	10,665,046	(6,953,121)	(541,817)	(25,336,142)	47,350,013	4,164,469	3,632,087	—
Elme Communities(i)	154,813,024	25,020,394	(18,297,692)	(1,314,557)	(48,141,835)	112,079,334	6,382,650	2,126,570	—

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

Embecta Corp.	$—	$141,627,811	$(29,615,035)	$15,684,834	$(6,343,269)	$121,354,341	4,215,156	$—	$—
Emergent BioSolutions, Inc.	140,635,920	14,573,130	(18,386,067)	(6,946,269)	(61,748,233)	68,128,481	3,245,759	—	—
Employers Holdings, Inc.	70,663,431	—	—	—	(11,248,957)	59,414,474	1,722,658	2,618,440	—
Enanta Pharmaceuticals, Inc.	92,972,184	14,283,036	(7,841,351)	(189,153)	(25,528,909)	73,695,807	1,420,779	—	—
Encore Capital Group, Inc.	111,610,910	17,263,441	(17,477,223)	1,150,536	(33,164,598)	79,383,066	1,745,450	—	—
Encore Wire Corp.	165,403,097	21,718,030	(28,205,419)	6,434,528	(4,190,769)	161,159,467	1,394,837	27,540	—
Endo International PLC(c)	38,829,938	757,788	(6,841,898)	(106,485,147)	73,739,319	—	—	—	—
Enerpac Tool Group Corp.	94,213,093	12,152,771	(12,487,672)	(2,110,331)	(15,930,149)	75,837,712	4,253,377	—	—
Enhabit, Inc.	—	86,027,018	(4,319,508)	(586,223)	(30,315,708)	50,805,579	3,618,631	—	—
Enova International, Inc.	92,782,239	11,667,891	(14,358,583)	2,110,164	(23,869,286)	68,332,425	2,334,555	—	—
EnPro Industries, Inc.	144,434,581	17,858,540	(14,482,766)	3,151,158	(22,040,904)	128,920,609	1,517,070	836,602	—
Ensign Group, Inc.	337,254,869	50,724,247	(27,072,163)	15,453,188	(55,798,731)	320,561,410	4,032,219	424,775	—
ePlus, Inc.	107,854,675	14,457,770	(11,715,245)	3,476,170	(32,123,133)	81,950,237	1,972,803	—	—
ESCO Technologies, Inc.	130,009,877	17,612,177	(15,101,259)	842,215	5,160,326	138,523,336	1,886,211	295,427	—
Essential Properties Realty Trust, Inc.	220,199,764	56,810,370	(20,479,950)	(1,155,386)	(55,072,844)	200,301,954	10,298,301	5,261,860	—
Ethan Allen Interiors, Inc.	41,074,589	5,255,965	(3,746,229)	364,913	(8,241,586)	34,707,652	1,641,800	1,852,810	—
EVERTEC, Inc.	175,019,955	35,735,863	(16,347,328)	5,535,658	(49,104,093)	150,840,055	4,811,485	433,390	—
EW Scripps Co., Class A(e)	N/A	9,295,037	(56,864,714)	49,524,600	(24,575,228)	47,590,099	4,222,724	—	—
ExlService Holdings, Inc.(c)	341,620,008	45,177,268	(395,926,948)	182,593,664	(173,463,992)	—	—	—	—
Exponent, Inc.	403,165,884	44,275,855	(42,360,318)	11,764,783	(90,022,351)	326,823,853	3,727,887	1,800,857	—
Fabrinet	278,453,731	29,977,000	(26,290,097)	8,132,524	(34,211,447)	256,061,711	2,682,679	—	—
FARO Technologies, Inc.	67,909,750	6,316,727	(5,303,095)	(2,056,905)	(30,167,151)	36,699,326	1,337,439	—	—
FB Financial Corp.	113,334,609	14,539,204	(13,552,889)	1,533,055	(17,867,720)	97,986,259	2,564,414	671,710	—
Federal Signal Corp.	147,847,950	20,997,674	(18,587,097)	5,544,679	9,205,569	165,008,775	4,421,457	791,877	—
Ferro Corp.(c)	129,049,292	1,038,682	(131,634,077)	11,490,943	(9,944,840)	—	—	—	—
First Bancorp/Puerto Rico	178,203,187	2,104,641	(9,518,250)	1,142,513	7,405,842	179,337,933	13,109,498	3,203,047	—
First Bancorp/Southern Pines NC	102,724,794	2,785,071	(2,341,204)	(1,060,796)	(11,827,035)	90,280,830	2,468,038	1,071,754	—
First Commonwealth Financial Corp.	93,056,143	—	—	—	(14,240,782)	78,815,361	6,138,268	1,473,184	—
First Financial Bancorp	140,160,135	8,151,709	—	—	(12,328,348)	135,983,496	6,450,830	2,934,133	—
First Hawaiian, Inc.	254,293,155	30,548,268	(26,193,521)	3,261,927	(32,532,634)	229,377,195	9,312,919	4,821,331	—
Flagstar Bancorp, Inc.	152,382,971	—	—	—	(32,345,442)	120,037,529	3,593,938	431,273	—
FormFactor, Inc.	235,326,769	27,114,736	(23,662,135)	5,393,664	(103,261,023)	140,912,011	5,625,230	—	—
Forward Air Corp.	188,702,200	24,012,200	(20,470,457)	5,078,821	(20,574,549)	176,748,215	1,958,212	929,557	—
Fossil Group, Inc.(c)	32,867,927	2,886,111	(16,614,395)	(34,896,506)	15,756,863	—	—	—	—
Four Corners Property
Trust, Inc.	149,620,540	25,530,387	(14,021,494)	2,338,271	(19,566,377)	143,901,327	5,948,794	3,842,261	—
Franklin BSP Realty Trust, Inc.	44,145,890	49,687,498	(6,819,481)	(414,184)	(20,233,389)	66,366,334	6,162,148	4,259,962	—
Franklin Electric Co., Inc.	231,867,527	29,763,771	(25,036,403)	6,344,360	(11,221,788)	231,717,467	2,835,852	1,105,586	—
Franklin Street Properties Corp.	40,000,513	3,545,962	(3,781,119)	(3,972,441)	(18,169,827)	17,623,088	6,700,794	682,012	—
Frontdoor, Inc.	—	154,523,435	(8,199,965)	(543,873)	(24,601,990)	121,177,607	5,942,992	—	—
Gannett Co., Inc.	45,945,323	4,139,226	(4,105,955)	(6,611,881)	(23,587,817)	15,778,896	10,313,004	—	—
GCP Applied Technologies, Inc.(c)	120,964,078	17,487,258	(140,670,194)	36,471,313	(34,252,455)	—	—	—	—
Genesco, Inc.	62,518,516	8,098,275	(9,493,224)	475,850	(24,198,587)	37,400,830	951,191	—	—
Gentherm, Inc.	173,591,392	20,279,907	(17,011,067)	2,932,413	(59,196,351)	120,596,294	2,425,021	—	—
Genworth Financial, Inc., Class A	114,343,065	2,980,582	—	—	(8,698,071)	108,625,576	31,035,879	—	—
GEO Group, Inc.	53,377,997	4,885,579	(63,701)	(17,236)	9,384,645	67,567,284	8,774,972	—	—

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

Getty Realty Corp.	$80,332,906	$7,345,916	$(5,197,380)	$498,790	$(5,472,442)	$77,507,790	2,882,402	$2,340,587	$—
Gibraltar Industries, Inc.	100,423,328	14,261,904	(15,007,823)	(4,505,658)	(762,122)	94,409,629	2,306,612	—	—
G-III Apparel Group Ltd.	84,612,968	10,490,735	(9,440,132)	(3,036,455)	(35,305,343)	47,321,773	3,165,336	—	—
Glatfelter Corp.(c)	39,207,113	3,243,119	(16,125,247)	(46,153,571)	19,828,586	—	—	436,862	—
Glaukos Corp.	193,909,720	22,605,050	(15,860,289)	(868,622)	(14,979,597)	184,806,262	3,471,192	—	—
Global Net Lease, Inc.	116,604,068	19,537,559	(16,476,626)	(1,729,379)	(37,181,486)	80,754,136	7,582,548	5,907,273	—
GMS, Inc.	153,272,040	19,874,810	(17,469,965)	4,559,480	(35,796,983)	124,439,382	3,110,207	—	—
Golden Entertainment, Inc.	84,531,744	13,459,190	(7,597,964)	(1,246,753)	(33,296,922)	55,849,295	1,600,725	—	—
Granite Construction, Inc.	107,549,527	14,102,751	(15,453,687)	(1,819,012)	(22,695,785)	81,683,794	3,217,164	829,867	—
Granite Point Mortgage Trust, Inc.	43,005,744	5,488,778	(5,598,877)	(2,752,957)	(15,555,109)	24,587,579	3,817,947	1,909,677	—
Green Dot Corp., Class A	99,087,274	—	(2,590,015)	(4,982,149)	(25,498,836)	66,016,274	3,478,202	—	—
Green Plains, Inc.	85,196,657	20,871,146	—	—	(10,847,942)	95,219,861	3,275,537	—	—
Greenbrier Cos., Inc.	120,280,486	11,272,692	(10,097,968)	(283,592)	(63,404,285)	57,767,333	2,380,195	1,274,951	—
Greenhill & Co., Inc.(c)	14,881,274	305,652	(9,420,284)	(8,620,414)	2,853,772	—	—	92,690	—
Griffon Corp.	67,803,473	13,910,221	(12,259,456)	2,803,478	29,709,028	101,966,744	3,454,158	7,378,730	—
Group 1 Automotive, Inc.	206,661,331	26,314,360	(38,745,946)	6,728,698	(36,457,782)	164,500,661	1,151,401	912,077	—
Hain Celestial Group, Inc.	—	110,500,371	—	—	(67,664)	110,432,707	6,542,222	—	—
Hanger, Inc.	48,111,118	8,795,804	(5,414,770)	(206,902)	1,616,702	52,901,952	2,825,959	—	—
Hanmi Financial Corp.	48,873,245	1,509,395	—	—	(1,912,237)	48,470,403	2,046,892	962,039	—
Harmonic, Inc.	68,730,495	11,114,738	(8,390,432)	2,708,909	25,978,042	100,141,752	7,661,955	—	—
Harsco Corp.	69,390,518	5,353,414	(4,732,486)	(4,296,479)	(44,049,293)	21,665,674	5,792,961	—	—
Haverty Furniture Cos., Inc.(b)	29,103,177	2,524,127	(4,740,331)	(533,020)	(5,153,684)	N/A	N/A	591,619	—
Hawaiian Holdings, Inc.	72,214,172	8,434,465	(7,105,371)	(3,419,213)	(20,843,494)	49,280,559	3,747,571	—	—
Hawkins, Inc.	61,618,363	7,460,866	(5,811,586)	1,763,865	(11,014,918)	54,016,590	1,385,396	382,988	—
Haynes International, Inc.	37,978,922	3,488,834	(2,784,642)	418,349	(6,966,101)	32,135,362	915,016	392,042	—
HB Fuller Co.	249,889,293	32,331,795	(26,309,923)	3,940,906	(26,837,940)	233,014,131	3,877,107	1,433,039	—
HCI Group, Inc.	39,375,177	5,114,772	(7,568,614)	(2,751,505)	(13,719,582)	20,450,248	521,690	465,888	—
Healthcare Services Group, Inc.	99,054,646	12,162,212	(11,022,873)	(2,253,892)	(32,447,112)	65,492,981	5,417,120	2,285,975	—
HealthStream, Inc.	35,773,989	5,786,535	(6,087,541)	(911,359)	2,883,125	37,444,749	1,761,277	—	—
Heidrick & Struggles International, Inc.	55,504,301	6,708,924	(5,137,548)	336,313	(19,884,457)	37,527,533	1,443,922	429,106	—
Helix Energy Solutions Group, Inc.	48,527,827	5,549,524	(4,938,646)	(868,073)	(7,987,367)	40,283,265	10,436,079	—	—
Helmerich & Payne, Inc.	323,158,452	40,998,317	(36,122,025)	12,130,835	(56,285,889)	283,879,690	7,678,650	3,833,251	—
Heritage Financial Corp.	56,793,829	2,176,525	—	—	3,219,482	62,189,836	2,349,446	968,877	—
Hersha Hospitality Trust, Class A	21,546,077	2,611,396	(2,299,220)	(645,083)	(2,087,081)	19,126,089	2,396,753	120,848	—
Heska Corp.	105,969,219	10,350,801	(12,279,263)	(10,123,955)	(39,833,132)	54,083,670	741,685	—	—
Hibbett, Inc.	40,842,195	9,022,832	(7,227,300)	1,641,442	2,807,818	47,086,987	945,332	452,312	—
Hillenbrand, Inc.	230,251,717	28,141,671	(32,773,657)	1,339,101	(40,956,793)	186,002,039	5,065,415	2,264,101	—
Hilltop Holdings, Inc.	115,984,411	—	(18,052,431)	(2,866,813)	(12,455,716)	82,609,451	3,324,324	1,111,087	—
HNI Corp.	115,782,139	14,630,522	(17,583,958)	(2,835,125)	(30,081,914)	79,911,664	3,014,397	1,982,150	—
HomeStreet, Inc.	61,438,925	—	(1,787,123)	581,023	(24,026,520)	36,206,305	1,256,727	879,709	—
Hope Bancorp, Inc.	125,113,560	3,214,855	—	—	(27,338,999)	100,989,416	7,989,669	2,233,411	—
Horace Mann Educators Corp.	112,526,716	1,652,020	—	—	(17,759,574)	96,419,162	2,732,195	1,748,604	—
Hostess Brands, Inc.	217,127,718	29,927,372	(29,244,163)	1,178,654	12,354,022	231,343,603	9,954,544	—	—
Hub Group, Inc., Class A	187,277,719	23,070,740	(18,666,417)	4,794,030	(25,495,070)	170,981,002	2,478,704	—	—
Hudson Pacific Properties, Inc.	—	123,725,765	(1,507,955)	(249,978)	(19,025,798)	102,942,034	9,401,099	—	—
Ichor Holdings Ltd.	72,429,744	9,109,188	(6,853,874)	(435,468)	(23,505,382)	50,744,208	2,096,002	—	—
Independence Realty Trust, Inc.(c)	417,778,942	5,945,068	(357,401,268)	40,659,005	(106,981,747)	—	—	—	—
Independent Bank Corp.	258,508,413	4,536,977	(6,894,262)	280,439	(22,291,920)	234,139,647	3,141,549	3,244,925	—
Independent Bank Group, Inc.	187,312,547	24,472,884	(27,271,453)	3,592,854	(29,593,432)	158,513,400	2,582,072	2,017,191	—

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

Industrial Logistics Properties Trust	$106,399,151	$7,825,806	$(6,958,335)	$(3,750,041)	$(77,186,348)	$26,330,233	4,787,315	$1,595,544	$—
Innospec, Inc.	163,608,317	21,826,516	(17,685,504)	4,576,440	(17,436,037)	154,889,732	1,807,981	1,109,220	—
Innovative Industrial Properties, Inc.	376,860,731	55,913,362	(23,373,483)	200,678	(229,058,014)	180,543,274	2,040,037	7,096,107	—
Innoviva, Inc.	86,614,896	10,069,734	(8,482,518)	1,001,840	(36,084,951)	53,119,001	4,575,280	—	—
Inogen, Inc.	47,300,748	9,904,034	(3,907,315)	(912,110)	(11,763,533)	40,621,824	1,673,057	—	—
Insight Enterprises, Inc.	267,725,516	29,504,226	(51,614,028)	4,979,708	(66,949,517)	183,645,905	2,228,442	—	—
Installed Building Products, Inc.	141,821,788	21,848,529	(17,192,130)	2,768,899	(10,020,336)	139,226,750	1,719,061	1,057,906	—
Insteel Industries, Inc.	51,401,526	7,157,719	(6,168,810)	1,271,496	(15,921,175)	37,740,756	1,422,569	83,996	—
Integer Holdings Corp.	190,269,761	22,594,957	(18,440,439)	3,617,358	(47,717,355)	150,324,282	2,415,624	—	—
InterDigital, Inc.	140,008,526	18,016,282	(17,467,575)	(4,032,330)	(48,929,670)	87,595,233	2,167,126	1,535,245	—
Interface, Inc.	57,147,545	8,276,287	(6,366,559)	(1,114,932)	(19,287,346)	38,654,995	4,299,777	85,837	—
Invesco Mortgage Capital, Inc.	51,136,777	12,029,455	(4,732,163)	(14,888,638)	(16,787,715)	26,757,716	2,410,605	4,124,272	—
Investors Bancorp., Inc.(c)	241,223,189	1,159,138	(225,120,862)	8,155,739	(25,417,204)	—	—	—	—
iRobot Corp.	122,285,983	13,101,062	(11,241,492)	(276,602)	(12,280,460)	111,588,491	1,980,978	—	—
Ironwood Pharmaceuticals, Inc.	—	134,828,245	(26,590,897)	2,891,547	(10,334,611)	100,794,284	9,729,178	—	—
iStar, Inc.	116,402,831	25,888,453	(8,075,792)	777,755	(77,335,598)	57,657,649	6,226,528	1,375,405	—
iTeos Therapeutics, Inc.(e)	N/A	6,506,158	(437,232)	(216,280)	(32,223,382)	34,227,897	1,796,740	—	—
Itron, Inc.	170,586,111	21,541,829	(17,454,185)	(5,043,155)	(30,805,805)	138,824,795	3,296,718	—	—
J & J Snack Foods Corp.	165,416,632	19,899,235	(15,862,143)	654,956	(28,762,526)	141,346,154	1,091,729	1,436,664	—
Jack in the Box, Inc.	141,010,428	15,334,175	(13,882,585)	(1,109,975)	(27,359,868)	113,992,175	1,538,979	1,342,657	—
James River Group Holdings Ltd.	62,174,341	2,229,949	—	—	(4,914,510)	59,489,780	2,608,057	257,473	—
John B Sanfilippo & Son, Inc.(b)	53,243,648	7,201,260	(6,207,636)	77,505	(5,044,762)	N/A	N/A	1,498,410	—
John Bean Technologies Corp.	269,450,300	32,642,739	(25,938,534)	2,145,257	(78,465,346)	199,834,416	2,323,656	458,645	—
Joint Corp.	36,767,591	2,846,817	(2,109,830)	(1,951,617)	(18,409,958)	17,143,003	1,091,216	—	—
Kaiser Aluminum Corp.	106,874,519	12,755,463	(11,122,184)	(134,890)	(37,049,116)	71,323,792	1,162,572	1,764,694	—
Kaman Corp.	86,916,564	9,655,750	(8,343,544)	(2,612,783)	(28,561,588)	57,054,399	2,042,764	801,954	—
KAR Auction Services, Inc.	156,418,231	18,306,082	(19,255,804)	(2,369,924)	(58,741,071)	94,357,514	8,447,405	—	—
KKR Real Estate Finance Trust, Inc.(e)	N/A	12,082,929	(1,360,954)	(122,613)	(15,975,883)	68,830,612	4,235,730	1,821,188	—
Knowles Corp.	141,406,715	15,973,045	(12,739,792)	1,241,186	(64,340,341)	81,540,813	6,700,149	—	—
Kontoor Brands, Inc.	140,711,238	22,664,751	(15,081,379)	(2,894,656)	(24,576,441)	120,823,513	3,594,868	3,121,830	—
Koppers Holdings, Inc.	42,128,249	5,226,850	(5,044,169)	(1,411,363)	(8,960,665)	31,938,902	1,537,002	153,380	—
Korn Ferry	252,987,602	31,752,267	(24,300,527)	5,468,373	(78,929,622)	186,978,093	3,982,494	1,173,785	—
Kulicke & Soffa Industries, Inc.	249,869,703	25,957,023	(34,164,740)	4,334,334	(82,828,166)	163,168,154	4,234,834	1,425,129	—
Lakeland Financial Corp.	131,628,490	4,131,819	(2,732,340)	(680,473)	162,335	132,509,831	1,819,940	1,439,660	—
Lantheus Holdings, Inc.	268,045,866	44,531,619	(32,092,609)	16,783,990	55,313,147	352,582,013	5,013,252	—	—
Laredo Petroleum, Inc.	81,468,140	24,244,446	(8,644,710)	(144,817)	(18,385,133)	78,537,926	1,249,609	—	—
La-Z-Boy, Inc.	82,855,859	11,766,936	(10,615,115)	(2,010,279)	(10,569,851)	71,427,550	3,164,712	1,036,522	—
LCI Industries	187,813,675	27,816,440	(20,839,527)	2,734,738	(9,359,842)	188,165,484	1,854,578	3,839,837	—
LeMaitre Vascular, Inc.	63,919,764	10,018,063	(7,759,498)	1,215,842	4,492,672	71,886,843	1,418,446	354,260	—
LendingTree, Inc.	98,208,861	6,639,973	(7,703,694)	(9,475,971)	(68,749,597)	18,919,572	792,941	—	—
Leslie’s, Inc.	—	154,828,035	(631,822)	(15,766)	4,862,676	159,043,123	10,811,905	—	—
LGI Homes, Inc.	149,225,443	19,597,957	(20,707,033)	(216,612)	(26,365,116)	121,534,639	1,493,605	—	—
Ligand Pharmaceuticals, Inc.	134,490,007	15,472,903	(16,963,308)	(5,752,176)	(26,524,387)	100,723,039	1,169,702	—	—
Lindsay Corp.	123,302,622	15,078,912	(12,222,992)	3,091,409	(14,220,612)	115,029,339	802,829	534,959	—
Liquidity Services, Inc.	32,694,355	4,727,074	(3,166,223)	1,102,723	(3,182,511)	32,175,418	1,978,808	—	—
Livent Corp.	301,581,149	76,700,085	(30,696,181)	11,090,914	41,982,795	400,658,762	13,072,064	—	—
LivePerson, Inc.	117,865,230	12,449,565	(8,545,715)	(7,024,785)	(67,041,453)	47,702,842	5,063,996	—	—

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

LiveRamp Holdings, Inc.	$—	$138,294,802	$(10,240,970)	$1,556,966	$(40,587,373)	$89,023,425	4,902,171	$—	$—
LL Flooring Holdings, Inc.	29,300,033	2,991,022	(2,420,585)	(1,247,571)	(13,795,873)	14,827,026	2,139,542	—	—
Loyalty Ventures, Inc.(c)	23,666,877	540,221	(5,925,178)	(62,381,063)	44,099,143	—	—	—	—
LTC Properties, Inc.	108,384,839	19,680,133	(13,827,517)	439,930	(4,050,160)	110,627,225	2,953,998	3,237,437	—
LXP Industrial Trust	317,911,153	34,131,763	(31,165,862)	(4,008,766)	(129,890,667)	186,977,621	20,412,404	4,855,245	—
M/I Homes, Inc.	92,345,659	12,681,872	(14,097,636)	(144,480)	(17,307,787)	73,477,628	2,028,088	—	—
ManTech International Corp./VA, Class A(c)	169,913,587	22,709,117	(211,831,058)	67,898,210	(48,689,856)	—	—	796,350	—
Marcus Corp.(b)	27,951,362	5,731,694	(2,455,915)	(594,826)	12,050,364	N/A	N/A	82,879	—
MarineMax, Inc.	63,060,808	9,174,957	(8,612,111)	1,393,783	(18,233,106)	46,784,331	1,570,471	—	—
Marten Transport Ltd.	76,128,648	11,553,439	(12,645,005)	2,556,631	2,785,553	80,379,266	4,195,160	514,151	—
Matador Resources Co.(c)	418,406,106	—	(440,317,505)	319,326,556	(297,415,157)	—	—	—	—
Materion Corp.	125,367,742	15,802,200	(12,961,681)	4,301,945	(12,766,446)	119,743,760	1,496,797	369,478	—
Mativ Holdings, Inc.(j)	62,022,758	88,480,422	(9,133,681)	(4,174,495)	(49,152,837)	88,042,167	3,987,417	2,608,222	—
Matson, Inc.	363,006,855	30,684,212	(40,404,038)	3,060,467	(181,456,041)	174,891,455	2,842,839	1,826,055	—
Matthews International Corp., Class A	73,073,863	9,105,117	(9,538,650)	(4,102,937)	(18,516,256)	50,021,137	2,232,090	1,010,797	—
MaxLinear, Inc.	295,124,147	27,736,501	(19,617,578)	2,274,597	(134,074,058)	171,443,609	5,255,782	—	—
MDC Holdings, Inc.	153,007,137	19,307,097	(14,664,908)	1,753,256	(45,364,338)	114,038,244	4,158,944	4,135,712	—
Medifast, Inc.	141,901,102	18,183,715	(20,079,348)	2,310,163	(55,244,471)	87,071,161	803,536	2,641,366	—
Meridian Bioscience, Inc.	80,791,829	13,778,788	(10,822,925)	3,302,125	13,530,284	100,580,101	3,189,981	—	—
Merit Medical Systems, Inc.	241,720,177	49,314,866	(20,206,310)	8,089,136	(44,982,122)	233,935,747	4,139,723	—	—
Meritage Homes Corp.	211,633,392	23,450,306	(22,097,596)	3,099,328	(28,690,378)	187,395,052	2,666,786	—	—
Meritor, Inc.(c)	180,216,010	18,416,851	(203,316,665)	49,989,966	(45,306,162)	—	—	—	—
Mesa Laboratories, Inc.	95,859,603	10,625,781	(11,651,747)	(5,495,804)	(38,005,016)	51,332,817	364,502	121,206	—
Methode Electronics, Inc.	115,328,504	14,451,695	(14,059,748)	1,658,083	(17,813,636)	99,564,898	2,680,078	740,520	—
MGP Ingredients, Inc.(e)	N/A	23,059,415	(1,824,847)	363,638	21,884,730	119,191,352	1,122,752	—	—
Middlesex Water Co.	121,393,945	—	—	—	(32,284,764)	89,109,181	1,154,264	669,473	—
Minerals Technologies, Inc.	—	132,966,773	(1,728,882)	(148,169)	(13,635,976)	117,453,746	2,377,125	—	—
ModivCare, Inc.	101,725,170	13,581,916	(9,517,250)	2,845,557	(16,704,815)	91,930,578	922,257	—	—
Monarch Casino & Resort, Inc.(e)	N/A	685,882	(1,107,513)	46,508	6,318,031	54,596,487	972,506	—	—
Monro, Inc.	106,431,874	15,070,436	(16,797,585)	(4,095,321)	1,439,196	102,048,600	2,348,104	1,355,312	—
Moog, Inc., Class A	182,438,303	22,511,158	(18,778,765)	2,004,381	(39,589,194)	148,585,883	2,112,095	1,099,212	—
Motorcar Parts of America, Inc.	24,415,724	2,953,316	(1,694,435)	(51,059)	(3,473,880)	22,149,666	1,455,300	—	—
Movado Group, Inc.(b)	45,775,699	5,934,279	(5,688,037)	993,749	(12,499,201)	N/A	N/A	1,236,265	—
Mr Cooper Group, Inc.	191,220,336	—	—	—	(21,646,796)	169,573,540	4,187,001	—	—
Mueller Industries, Inc.	222,475,811	30,685,106	(27,388,871)	6,657,981	13,288,216	245,718,243	4,133,887	2,060,932	—
Myers Industries, Inc.	55,670,695	8,664,321	(6,194,376)	1,240,308	(15,348,782)	44,032,166	2,673,477	706,998	—
MYR Group, Inc.	113,820,468	14,980,626	(14,101,333)	4,355,414	(16,126,611)	102,928,564	1,214,783	—	—
Myriad Genetics, Inc.	143,948,675	17,511,782	(12,687,713)	478,288	(37,048,383)	112,202,649	5,880,642	—	—
Nabors Industries Ltd.	84,919,956	20,929,769	(8,436,688)	1,868,952	(33,084,951)	66,197,038	652,509	—	—
National Bank Holdings Corp., Class A	81,266,914	1,099,752	—	—	(6,645,473)	75,721,193	2,047,072	928,073	—
National Presto Industries, Inc.	27,917,614	3,619,649	(2,959,390)	(464,639)	(3,930,831)	24,182,403	371,751	—	—
National Vision Holdings, Inc.	—	178,007,514	(23,976,799)	5,890,198	27,918,847	187,839,760	5,753,132	—	—
Natus Medical, Inc.(c)	64,241,145	7,114,910	(89,136,027)	6,525,152	11,254,820	—	—	—	—
NBT Bancorp, Inc.	103,252,531	2,713,758	—	—	4,952,036	110,918,325	2,922,749	1,677,010	—
Neenah, Inc.(c)	47,271,785	3,013,196	(80,307,882)	(93,409)	30,116,310	—	—	568,538	—
Nektar Therapeutics	71,195,578	8,293,073	(6,259,119)	(5,959,371)	(23,534,452)	43,735,709	13,667,409	—	—
NeoGenomics, Inc.	107,000,980	12,296,044	(8,291,083)	(7,759,516)	(24,008,044)	79,238,381	9,203,064	—	—
NETGEAR, Inc.	51,698,232	6,105,671	(5,736,144)	(1,840,584)	(8,094,458)	42,132,717	2,102,431	—	—
NetScout Systems, Inc.	169,405,690	23,165,486	(33,351,989)	(92,336)	(3,691,235)	155,435,616	4,962,823	—	—
New York Mortgage Trust, Inc.	99,064,584	19,114,001	(17,693,608)	(4,284,425)	(31,739,950)	64,460,602	27,547,266	5,432,739	—

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

NexPoint Residential Trust, Inc.	$122,018,834	$2,040,175	$(2,040,175)	$—	$(59,583,995)	$62,434,839	1,351,111	$1,026,844	$—
NextGen Healthcare, Inc.	84,060,458	10,519,304	(10,371,333)	1,393,921	(14,482,104)	71,120,246	4,018,093	—	—
NMI Holdings, Inc., Class A	126,486,977	15,925,229	(15,450,230)	1,508,153	(2,638,284)	125,831,845	6,177,312	—	—
Northfield Bancorp, Inc.	44,128,998	2,694,248	(2,490,170)	420,577	(586,854)	44,166,799	3,086,429	795,406	—
Northwest Bancshares, Inc.	110,620,029	4,927,681	—	—	37,500	115,585,210	8,555,530	3,356,250	—
Northwest Natural Holding Co.	114,034,325	28,317,050	(10,668,720)	78,281	(21,613,694)	110,147,242	2,539,125	2,268,285	—
NOW, Inc.	87,533,937	11,510,691	(10,110,623)	1,079,009	(8,765,648)	81,247,366	8,084,315	—	—
NV5 Global, Inc.	113,096,919	18,329,058	(10,011,249)	(58,296)	(8,722,950)	112,633,482	909,655	—	—
Oceaneering International, Inc.	108,248,797	10,899,743	(9,065,439)	(1,154,663)	(50,725,396)	58,203,042	7,311,940	—	—
ODP Corp.	150,472,218	15,774,732	(21,669,235)	1,311,470	(35,976,190)	109,912,995	3,126,970	—	—
Office Properties Income Trust	89,434,675	10,258,954	(8,847,717)	(4,451,423)	(36,744,416)	49,650,073	3,533,813	3,840,941	—
OFG Bancorp	86,662,184	559,589	(781,787)	(83,288)	(4,800,550)	81,556,148	3,245,370	1,137,037	—
O-I Glass, Inc.	146,725,678	20,292,979	(16,960,189)	501,181	(3,496,807)	147,062,842	11,356,204	—	—
Oil States International, Inc.	30,532,455	3,734,577	(2,508,520)	101,858	(13,705,849)	18,154,521	4,666,972	—	—
Olympic Steel, Inc.	25,713,971	2,705,270	(1,918,560)	967,436	(11,461,815)	16,006,302	701,723	121,702	—
Omnicell, Inc.(c)	407,429,926	17,797,448	(380,212,794)	105,673,887	(150,688,467)	—	—	—	—
OneSpan, Inc.	35,579,568	4,101,809	(2,854,783)	(622,617)	(14,066,419)	22,137,558	2,571,145	—	—
Onto Innovation, Inc.	306,564,777	34,426,487	(25,375,424)	10,266,999	(93,818,865)	232,063,974	3,623,169	—	—
OptimizeRx Corp.	47,963,311	4,994,390	(3,475,955)	(3,621,411)	(26,316,341)	19,543,994	1,318,758	—	—
OraSure Technologies, Inc.	35,093,429	2,686,376	(2,771,489)	(1,888,097)	(13,048,042)	20,072,177	5,296,089	—	—
Orion Office REIT, Inc.	56,739,102	6,719,448	(5,779,042)	(2,208,647)	(19,210,546)	36,260,315	4,144,036	811,891	—
Orthofix Medical, Inc.	46,236,230	5,395,986	(4,122,293)	(1,706,917)	(17,831,298)	27,971,708	1,463,721	—	—
OSI Systems, Inc.	99,778,004	8,008,831	(8,705,496)	(779,565)	(15,000,486)	83,301,288	1,155,999	—	—
Owens & Minor, Inc.	237,798,945	23,645,084	(17,496,652)	9,051,392	(118,986,164)	134,012,605	5,560,689	—	—
Oxford Industries, Inc.	102,821,032	14,197,269	(17,445,465)	1,643,887	(3,177,861)	98,038,862	1,091,990	1,227,977	—
Pacific Premier Bancorp, Inc.	228,019,766	8,067,513	(1,293,032)	(640,946)	(28,273,233)	205,880,068	6,649,873	4,370,271	—
Pacira BioSciences, Inc.	243,118,352	27,233,389	(18,304,914)	3,887,474	(78,179,172)	177,755,129	3,341,890	—	—
Palomar Holdings, Inc.	110,545,925	21,425,605	(12,549,266)	(1,355,487)	36,075,389	154,142,166	1,841,163	—	—
Park Aerospace Corp.	18,232,507	2,348,250	(1,415,985)	(72,099)	(2,843,802)	16,248,871	1,471,818	283,133	—
Park National Corp.	135,674,418	16,579,218	(13,602,819)	2,532,281	(9,857,320)	131,325,778	1,054,995	2,171,010	—
Pathward Financial, Inc.(k)	112,957,040	1,486,572	(569,248)	(371,071)	(45,016,830)	68,486,463	2,077,866	206,731	—
Patrick Industries, Inc.	96,958,481	12,707,529	(13,449,967)	(1,425,685)	(25,343,721)	69,446,637	1,584,093	1,055,258	—
Patterson-UTI Energy, Inc.	238,134,784	29,556,615	(23,300,059)	11,333,296	(71,033,877)	184,690,759	15,812,565	1,244,804	—
PBF Energy, Inc., Class A	166,060,470	48,696,083	(20,509,920)	11,480,328	69,390,827	275,117,788	7,824,738	—	—
PDF Solutions, Inc.	59,598,908	7,785,871	(6,955,348)	1,258,708	(8,781,909)	52,906,230	2,156,797	—	—
Pediatrix Medical Group, Inc.(l)	143,173,761	17,702,213	(14,732,622)	(1,809,011)	(42,766,901)	101,567,440	6,151,874	—	—
Pennant Group, Inc.	35,999,327	4,454,245	(2,866,776)	1,771,832	(17,964,548)	21,394,080	2,055,147	—	—
PennyMac Mortgage Investment Trust(e)	N/A	14,155,112	(16,072,947)	(4,182,527)	(43,512,795)	77,939,566	6,616,262	6,261,055	—
Perdoceo Education Corp.	57,606,112	9,060,264	(9,140,170)	(764,447)	(5,864,247)	50,897,512	4,941,506	—	—
Perficient, Inc.	259,611,926	37,616,202	(20,878,012)	9,064,429	(121,332,869)	164,081,676	2,523,557	—	—
PetMed Express, Inc.	38,966,720	4,630,009	(3,981,158)	(387,621)	(9,215,169)	30,012,781	1,537,540	910,618	—
PGT Innovations, Inc.	76,723,141	11,729,627	(9,749,623)	2,587,584	10,344,337	91,635,066	4,371,902	—	—
Phibro Animal Health Corp., Class A(b)	29,130,392	3,843,399	(2,356,830)	(257,469)	14,016,696	N/A	N/A	354,150	—
Photronics, Inc.	74,493,294	13,562,889	(9,743,080)	1,646,003	(14,278,040)	65,681,066	4,492,549	—	—
Piper Sandler Cos	132,389,775	16,694,980	(16,958,538)	1,863,512	(29,272,143)	104,717,586	999,786	1,221,816	—

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

Plantronics, Inc.(c)	$120,668,371	$15,230,749	$(137,743,925)	$39,460,421	$ (37,615,616)	$—	—	$—	$—
Plexus Corp.	164,407,748	22,398,619	(20,963,939)	4,705,569	6,411,026	176,959,023	2,021,003	—	—
Powell Industries, Inc.	12,559,186	2,106,759	(1,321,278)	80,447	905,639	14,330,753	679,827	343,987	—
PRA Group, Inc.	141,038,099	15,424,046	(25,212,815)	(1,413,697)	(36,308,154)	93,527,479	2,846,241	—	—
Prestige Consumer Healthcare, Inc.	190,225,543	26,388,568	(23,104,125)	2,665,552	(15,334,695)	180,840,843	3,629,156	—	—
PriceSmart, Inc.	135,818,557	19,757,942	(13,171,183)	(862,383)	(36,312,469)	105,230,464	1,827,235	767,728	—
ProAssurance Corp.	92,923,542	1,499,669	—	—	(25,638,404)	68,784,807	3,525,618	352,562	—
PROG Holdings, Inc.	—	123,275,984	(59,968,680)	35,784,511	(43,820,558)	55,271,257	3,689,670	—	—
Progress Software Corp.	148,916,992	19,047,822	(18,298,145)	3,967,026	(18,765,470)	134,868,225	3,169,641	1,111,212	—
ProPetro Holding Corp.	84,754,257	9,816,364	(7,432,487)	306,899	(35,987,654)	51,457,379	6,392,221	—	—
Proto Labs, Inc.	104,431,636	13,044,493	(10,397,879)	(6,689,673)	(27,102,346)	73,286,231	2,011,700	—	—
Provident Financial Services, Inc.	119,936,396	—	—	—	(19,989,400)	99,946,996	5,125,487	2,460,234	—
Quaker Chemical Corp.	165,876,863	20,212,796	(14,138,374)	(161,446)	(28,314,668)	143,475,171	993,733	794,472	—
Quanex Building Products Corp.	50,273,695	7,644,837	(6,205,863)	89,278	(7,675,417)	44,126,530	2,429,875	385,891	—
QuinStreet, Inc.	41,592,937	5,808,781	(3,814,604)	402,903	(4,538,997)	39,451,020	3,757,240	—	—
Rambus, Inc.	249,695,511	25,197,800	(19,334,990)	6,190,662	(56,844,972)	204,904,011	8,060,740	—	—
Ranger Oil Corp., Class A(b)	52,271,514	7,603,103	(10,114,108)	(3,840,245)	14,399,708	N/A	N/A	115,098	—
Rayonier Advanced Materials, Inc.	30,075,292	2,385,736	(1,879,992)	(94,430)	(15,345,595)	15,141,011	4,806,670	—	—
RE/MAX Holdings, Inc., Class A(b)	37,066,442	6,129,492	(4,115,747)	(2,116,876)	14,002,988	N/A	N/A	641,897	—
Ready Capital Corp.(e)	N/A	32,721,393	(1,195,479)	(213,094)	(29,990,334)	75,411,474	7,437,029	3,123,255	—
Red Robin Gourmet Burgers, Inc.(c)	19,037,149	344,178	(9,882,769)	(29,592,094)	20,093,536	—	—	—	—
Redwood Trust, Inc.	86,418,394	12,982,041	(10,542,036)	(4,697,586)	(35,280,574)	48,880,239	8,515,721	3,899,329	—
REGENXBIO, Inc.	89,410,873	11,433,059	(8,940,564)	(3,035,698)	(16,372,929)	72,494,741	2,742,896	—	—
Renasant Corp.	122,659,043	5,263,796	—	—	(8,228,793)	119,694,046	3,826,536	1,662,243	—
Renewable Energy Group, Inc.(c)	218,275,772	2,502,921	(223,831,696)	101,187,403	(98,134,400)	—	—	—	—
Rent-A-Center, Inc.	108,999,473	13,215,759	(22,074,866)	(16,536,977)	(15,566,253)	68,037,136	3,885,616	2,918,987	—
Resideo Technologies, Inc.	246,333,903	29,030,829	(22,555,176)	5,792,326	(56,093,823)	202,508,059	10,624,767	—	—
Resources Connection, Inc.	37,511,987	6,537,744	(3,655,826)	873,996	651,572	41,919,473	2,319,838	632,160	—
Retail Opportunity Investments Corp.	165,489,597	—	(425,137)	(77,844)	(47,896,818)	117,089,798	8,509,433	2,382,641	—
REX American Resources Corp.	37,138,350	4,759,475	(3,149,835)	733,666	(6,786,722)	32,694,934	1,171,022	—	—
Rogers Corp.	364,370,893	44,710,494	(37,211,774)	16,602,418	(58,075,803)	330,396,228	1,365,951	—	—
RPT Realty	83,319,640	11,400,875	(9,482,964)	(422,081)	(37,699,169)	47,116,301	6,232,315	1,580,103	—
Ruth’s Hospitality Group, Inc.	51,970,044	5,967,633	(6,420,760)	127,676	(13,751,001)	37,893,592	2,247,544	642,377	—
S&T Bancorp, Inc.	70,123,531	10,366,710	(111,592)	(57,690)	(212,655)	80,108,304	2,733,139	1,641,106	—
Safety Insurance Group, Inc.	86,228,006	2,834,203	—	—	(8,970,941)	80,091,268	981,992	1,751,694	—
Sally Beauty Holdings, Inc.	123,084,093	14,526,158	(15,035,920)	666,231	(24,650,274)	98,590,288	7,824,626	—	—
Sanmina Corp.	183,729,393	25,473,652	(39,343,212)	5,997,541	18,584,374	194,441,748	4,219,656	—	—
ScanSource, Inc.	63,970,113	6,632,214	(6,669,398)	108,887	(15,447,733)	48,594,083	1,839,988	—	—
Seacoast Banking Corp. of Florida	146,555,548	10,766,396	(7,459,522)	1,916,537	(22,289,721)	129,489,238	4,283,468	1,422,930	—
Select Medical Holdings Corp.	181,828,319	25,217,613	(24,655,104)	1,971,649	(17,949,831)	166,412,646	7,529,984	1,899,909	—
Selectquote, Inc.	24,980,028	2,575,668	(2,047,824)	(9,306,440)	(9,637,013)	6,564,419	8,992,355	—	—
Seneca Foods Corp., Class A	22,360,474	3,397,420	(4,516,664)	628,547	(1,263,877)	20,605,900	408,523	—	—

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

Service Properties Trust	$103,192,254	$10,240,721	$(7,116,867)	$(5,079,743)	$(38,730,709)	$62,505,656	12,043,479	$238,815	$—
ServisFirst Bancshares, Inc.	332,974,896	35,698,710	(29,318,132)	11,950,929	(66,137,523)	285,168,880	3,564,611	1,605,894	—
Shake Shack, Inc., Class A	190,071,451	18,647,386	(21,856,106)	(9,311,382)	(55,005,948)	122,545,401	2,724,442	—	—
Shenandoah Telecommunications Co.	84,576,037	11,191,866	(8,948,181)	(3,297,084)	(20,833,263)	62,689,375	3,683,277	—	—
Signet Jewelers Ltd.	273,905,174	27,168,307	(48,657,650)	774,642	(59,190,040)	194,000,433	3,392,209	1,449,110	—
Simmons First National Corp., Class A	190,104,518	39,195,347	—	—	(37,819,020)	191,480,845	8,787,556	3,339,272	—
Simply Good Foods Co.	229,837,648	36,333,830	(28,487,580)	(678,365)	(37,965,640)	199,039,893	6,221,941	—	—
Simulations Plus, Inc.	57,561,518	9,469,186	(6,627,583)	(176,557)	(3,552,328)	56,674,236	1,167,578	136,374	—
Six Flags Entertainment Corp.	—	136,516,705	(10,609,098)	274,661	(30,712,557)	95,469,711	5,393,769	—	—
SkyWest, Inc.	104,003,904	11,810,202	(9,629,118)	(3,983,814)	(42,095,173)	60,106,001	3,696,556	—	—
Sleep Number Corp.	82,168,963	9,766,744	(10,172,077)	(748,984)	(26,644,751)	54,369,895	1,608,101	—	—
SM Energy Co.	338,768,910	41,925,416	(33,063,212)	16,292,063	(27,667,249)	336,255,928	8,940,599	87,181	—
SMART Global Holdings, Inc.	86,032,317	13,411,626	(7,546,379)	1,001,584	(34,845,053)	58,054,095	3,658,103	—	—
Sonic Automotive, Inc., Class A(b)	63,134,619	8,925,714	(14,550,486)	1,305,750	(20,272,859)	N/A	N/A	727,644	—
Sonos, Inc.	258,040,886	24,892,482	(20,497,529)	(7,255,345)	(126,110,195)	129,070,299	9,285,633	—	—
South Jersey Industries, Inc.	277,815,513	58,926,203	(28,347,918)	6,755,173	(16,668,434)	298,480,537	8,931,195	5,264,740	—
Southside Bancshares, Inc.	88,968,366	1,414,742	—	—	(11,954,522)	78,428,586	2,218,003	1,481,717	—
Southwestern Energy Co.(c)	572,104,123	29,177,779	(502,896,112)	177,290,495	(275,676,285)	—	—	—	—
SpartanNash Co.	85,110,307	11,998,879	(10,249,408)	3,082,829	(13,484,861)	76,457,746	2,634,657	1,095,048	—
SPS Commerce, Inc.	337,838,163	37,608,388	(29,993,119)	12,114,458	(31,275,310)	326,292,580	2,626,520	—	—
SPX FLOW, Inc.(c)	259,082,047	1,269,690	(261,195,167)	118,154,523	(117,311,093)	—	—	—	—
SPX Technologies, Inc.(m)	160,498,750	23,582,645	(19,959,533)	5,965,537	11,991,164	182,078,563	3,297,330	—	—
Standard Motor Products, Inc.	59,270,564	8,435,336	(8,140,640)	(1,205,366)	(14,102,304)	44,257,590	1,361,772	752,245	—
Standex International Corp.	87,658,417	11,422,758	(11,341,847)	386,925	(16,732,065)	71,394,188	874,393	461,349	—
Stepan Co.	150,510,653	21,282,149	(18,504,523)	2,214,701	(10,750,514)	144,752,466	1,545,345	1,027,733	—
Steven Madden Ltd.	211,645,113	24,067,120	(25,211,716)	667,707	(66,473,499)	144,694,725	5,425,374	2,295,276	—
Stewart Information Services Corp.	108,673,669	4,637,916	—	—	(30,977,306)	82,334,279	1,886,670	1,530,831	—
StoneX Group, Inc.	90,898,940	13,732,478	(10,674,285)	3,692,774	6,525,968	104,175,875	1,256,039	—	—
Strategic Education, Inc.	107,496,569	16,043,044	(14,249,305)	(364,756)	(8,517,132)	100,408,420	1,635,050	1,975,199	—
Stride, Inc.	—	135,717,013	(15,822,580)	2,761,734	2,058,948	124,715,115	2,967,288	—	—
Sturm Ruger & Co., Inc.	87,670,726	11,503,978	(9,413,573)	630,051	(24,943,340)	65,447,842	1,288,597	1,468,149	—
Summit Hotel Properties, Inc.	75,886,774	9,455,914	(8,127,659)	(1,920,042)	(22,905,047)	52,389,940	7,796,122	318,890	—
SunCoke Energy, Inc.	52,991,824	6,542,447	(5,362,051)	(227,995)	(18,492,767)	35,451,458	6,101,800	855,800	—
Sunstone Hotel Investors, Inc.	—	156,032,666	(2,503,829)	89,964	(17,753,924)	135,864,877	14,423,023	654,243	—
Supernus Pharmaceuticals, Inc.	122,972,590	15,758,555	(12,687,386)	1,377,907	4,638,659	132,060,325	3,901,339	—	—
Surmodics, Inc.	45,178,643	5,427,653	(4,113,479)	549,134	(15,827,961)	31,213,990	1,026,776	—	—
Sylvamo Corp.	84,035,262	13,736,184	(18,509,802)	1,747,007	813,135	81,821,786	2,413,622	551,440	—
Tactile Systems Technology, Inc.(c)	28,711,529	493,892	(10,817,864)	(48,778,697)	30,391,140	—	—	—	—
Talos Energy, Inc.(e)	N/A	35,912,562	(985,914)	109,606	(5,755,208)	79,434,569	4,770,845	—	—
Tanger Factory Outlet Centers, Inc.	127,881,154	21,014,256	(18,420,973)	447,667	(26,794,048)	104,128,056	7,611,700	3,021,412	—
TechTarget, Inc.	155,056,230	18,532,763	(13,823,906)	5,091,884	(47,654,765)	117,202,206	1,979,767	—	—

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22		Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

Telephone & Data Systems, Inc.(b)	$133,432,927	$19,488,380	$(16,033,288)	$(1,518,662)	$2,282,510	$	N/A	N/A	$2,564,801	$—
Tennant Co.	104,301,650	12,109,051	(9,451,055)	(676,805)	(29,206,097)		77,076,744	1,362,743	672,758	—
Thryv Holdings, Inc.(e)	N/A	23,984,996	(713,353)	(204,712)	(17,675,373)		51,150,775	2,240,507	—	—
TimkenSteel Corp.	64,404,568	8,336,003	(7,139,560)	2,704,099	(23,329,863)		44,975,247	3,000,350	—	—
Titan International, Inc.	53,931,214	8,142,465	(7,185,721)	3,307,327	(13,154,817)		45,040,468	3,710,088	—	—
Tivity Health, Inc.(c)	102,231,306	4,597,360	(107,819,062)	34,087,411	(33,097,015)		—	—	—	—
Tompkins Financial Corp.	66,250,624	11,837,172	(6,026,832)	393,863	(5,403,038)		67,051,789	923,324	974,485	—
Tredegar Corp.	22,063,926	2,752,239	(2,689,708)	(1,041,747)	(3,624,703)		17,460,007	1,849,577	466,036	—
TreeHouse Foods, Inc.	128,739,659	21,937,696	(35,173,243)	1,095,304	39,439,966		156,039,382	3,678,439	—	—
Tri Pointe Homes, Inc.	—	180,979,351	(114,682,881)	86,092,424	(40,260,017)		112,128,877	7,420,839	—	—
Trinity Industries, Inc.	—	143,171,105	(7,581,027)	2,527,112	(10,255,136)		127,862,054	5,988,855	—	—
Trinseo PLC	133,136,232	14,235,707	(20,697,650)	(7,109,924)	(72,740,973)		46,823,392	2,555,862	1,693,722	—
Triumph Bancorp, Inc.	159,258,692	10,246,436	(10,905,996)	676,196	(68,168,912)		91,106,416	1,676,291	—	—
Triumph Group, Inc.	93,800,075	6,906,827	(5,211,642)	291,935	(62,531,001)		33,256,194	3,871,501	—	—
TrueBlue, Inc.	73,580,548	7,586,203	(10,480,297)	(2,023,189)	(23,180,685)		45,482,580	2,383,783	—	—
Trupanion, Inc.	218,695,578	22,504,617	(14,912,560)	(1,385,972)	(73,025,743)		151,875,920	2,555,543	—	—
TrustCo Bank Corp.	38,574,952	—	—	—	(616,136)		37,958,816	1,208,110	845,677	—
Trustmark Corp.	114,546,413	3,416,802	—	—	538,313		118,501,528	3,868,806	1,756,745	—
TTM Technologies, Inc.	110,982,608	14,046,383	(14,189,718)	455,509	(12,819,252)		98,475,530	7,471,588	—	—
Tupperware Brands Corp.	68,309,820	4,252,486	(9,788,640)	(13,293,541)	(31,002,562)		18,477,563	2,821,002	—	—
Two Harbors Investment Corp.	136,053,578	23,351,639	(20,120,319)	(3,161,485)	(52,725,249)		83,398,164	25,119,929	12,619,818	—
U.S. Ecology, Inc.(c)	107,128,388	1,442,682	(108,839,944)	7,170,326	(6,901,452)		—	—	—	—
U.S. Physical Therapy, Inc.	91,860,274	13,981,156	(10,285,218)	2,404,230	(25,864,746)		72,095,696	948,378	774,112	—
U.S. Silica Holdings, Inc.	99,876,624	10,245,930	(8,951,961)	1,990,457	(42,823,429)		60,337,621	5,510,285	—	—
UFP Industries, Inc.	341,909,849	47,200,515	(41,047,529)	11,710,381	(35,480,764)		324,292,452	4,494,075	2,243,594	—
Ultra Clean Holdings, Inc.	136,152,483	14,680,687	(10,493,661)	1,831,226	(56,854,367)		85,316,368	3,313,257	—	—
Unifi, Inc.	17,937,480	1,858,721	(2,142,166)	(1,710,826)	(6,895,756)		9,047,453	951,362	—	—
UniFirst Corp.(b)	200,629,322	26,205,256	(22,405,107)	999,754	(18,168,596)		N/A	N/A	661,218	—
uniQure NV	46,786,302	14,245,799	(5,102,616)	(1,087,004)	1,576,756		56,419,237	3,007,422	—	—
Unisys Corp.	103,901,420	9,300,592	(6,917,865)	(2,336,144)	(66,623,664)		37,324,339	4,943,621	—	—
United Community Banks, Inc.	254,860,619	2,581,227	(742,290)	(254,917)	(12,385,860)		244,058,779	7,373,377	3,160,095	—
United Fire Group, Inc.	47,725,571	5,992,002	(3,645,521)	502,311	(4,487,708)		46,086,655	1,604,130	497,806	—
United Natural Foods, Inc.	171,786,549	22,977,261	(18,432,559)	7,388,294	(37,606,626)		146,112,919	4,251,176	—	—
Uniti Group, Inc.	232,300,985	22,942,979	(18,230,288)	433,973	(117,195,170)		120,252,479	17,302,515	5,118,318	—
Unitil Corp.	57,003,513	9,553,519	(7,221,120)	505,678	(5,056,741)		54,784,849	1,179,437	916,970	—
Universal Corp.	102,545,813	13,718,679	(11,869,214)	894,717	(22,532,312)		82,757,683	1,797,517	2,753,054	—
Universal Electronics, Inc.	29,321,395	3,424,291	(4,343,006)	(3,311,371)	(7,699,705)		17,391,604	884,169	—	—
Universal Health Realty Income Trust	53,217,155	7,442,290	(6,298,179)	(1,567,227)	(12,652,381)		40,141,658	928,990	1,317,188	—
Universal Insurance Holdings, Inc.	27,029,508	1,644,878	(1,724,504)	(56,752)	(7,207,344)		19,685,786	1,998,557	636,059	—
Urban Edge Properties	150,439,087	24,240,325	(13,706,900)	(671,447)	(46,043,672)		114,257,393	8,565,022	2,548,719	—
Urstadt Biddle Properties, Inc., Class A	36,636,275	—	—	—	(6,427,417)		30,208,858	1,947,702	925,158	—
Vanda Pharmaceuticals, Inc.	45,100,344	6,626,959	(4,941,787)	(1,507,411)	(4,523,283)		40,754,822	4,124,982	—	—
Varex Imaging Corp.	60,217,722	9,573,966	(7,038,297)	(779,065)	61,342		62,035,668	2,934,516	—	—
Vector Group Ltd.	112,743,909	14,508,325	(11,731,253)	1,620,320	(32,602,162)		84,539,139	9,595,816	3,810,719	—
Veeco Instruments, Inc.	98,540,068	11,247,179	(8,513,339)	2,805,340	(35,371,645)		68,707,603	3,750,415	—	—
Vera Bradley, Inc.(c)	13,955,166	240,570	(8,795,020)	(11,624,937)	6,224,221		—	—	—	—
Vericel Corp.	128,020,145	13,695,997	(10,612,788)	(4,192,793)	(47,087,017)		79,823,544	3,440,670	—	—
Veris Residential, Inc.	99,880,230	11,799,329	(11,291,836)	(772,879)	(33,908,421)		65,706,423	5,778,929	—	—
Veritex Holdings, Inc.	134,887,513	12,960,548	(6,357,624)	2,894,692	(44,723,841)		99,661,288	3,748,074	1,455,286	—

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

Veritiv Corp.	$132,495,898	$16,940,401	$(13,757,546)	$7,384,723	$(43,488,837)	$99,574,639	1,018,458	$—	$—
Viad Corp.	52,372,980	7,114,832	(6,131,392)	(747,660)	(5,116,040)	47,492,720	1,503,886	—	—
Viavi Solutions, Inc.	264,487,828	30,251,424	(27,009,999)	5,900,899	(56,798,960)	216,831,192	16,615,417	—	—
Virtus Investment Partners, Inc.	122,805,763	13,579,972	(15,269,723)	(865,588)	(40,693,333)	79,557,091	498,728	1,541,470	—
Vista Outdoor, Inc.	143,628,159	16,596,496	(14,192,399)	5,261,208	(51,029,570)	100,263,894	4,122,693	—	—
Wabash National Corp.	51,999,241	8,196,093	(7,284,553)	(29,284)	2,212,449	55,093,946	3,540,742	558,188	—
Walker & Dunlop, Inc.	273,111,920	34,366,058	(20,874,529)	9,543,064	(108,572,976)	187,573,537	2,240,219	2,623,331	—
WD-40 Co.	179,528,754	23,484,434	(20,635,057)	2,611,842	(10,339,385)	174,650,588	993,801	1,520,708	—
Westamerica Bancorp	106,501,356	4,786,926	—	—	(14,942,075)	96,346,207	1,842,536	1,513,213	—
Whitestone REIT	43,783,817	5,693,501	(4,743,362)	224,143	(16,325,127)	28,632,972	3,384,512	804,317	—
Winnebago Industries, Inc.	128,875,490	17,604,191	(20,395,448)	1,538,860	(4,358,829)	123,264,264	2,316,562	1,508,631	—
WisdomTree Investments, Inc.	45,910,215	5,773,189	(4,104,611)	(279,603)	(9,158,037)	38,141,153	8,149,819	479,944	—
Wolverine World Wide, Inc.	132,926,995	17,167,153	(18,489,612)	(6,918,478)	(36,314,077)	88,371,981	5,742,169	1,140,259	—
World Fuel Services Corp.	122,548,498	14,868,647	(15,488,448)	(2,325,936)	(13,758,058)	105,844,703	4,515,559	1,166,428	—
WSFS Financial Corp.	193,477,522	8,533,207	—	—	820,390	202,831,119	4,365,715	1,194,370	—
WW International, Inc.	39,112,420	3,825,256	(3,098,478)	(2,544,682)	(21,912,524)	15,381,992	3,913,993	—	—
Xencor, Inc.	111,628,239	17,080,208	(11,670,524)	(2,337,579)	(1,590,517)	113,109,827	4,353,727	—	—
Xenia Hotels & Resorts, Inc.	157,588,903	18,044,758	(15,126,605)	131,249	(45,318,961)	115,319,344	8,362,534	836,180	—
XPEL, Inc.(e)	N/A	15,079,109	(1,422,569)	(5,672)	2,192,821	92,146,171	1,429,953	—	—
Yelp, Inc.	—	154,047,188	(8,668,102)	3,168,769	25,519,466	174,067,321	5,133,215	—	—
Zimvie, Inc.	34,275,851	3,845,054	(3,418,031)	(877,915)	(18,804,398)	15,020,561	1,521,840	—	—
Zumiez, Inc.	53,421,286	5,439,912	(12,389,154)	(3,430,179)	(18,561,738)	24,480,127	1,137,024	—	—

				$1,441,299,550	$(14,139,340,800)	$57,775,398,662		$500,276,673	$—

(a)	Formerly the Xperi Holding Corp.
(b)	As of period end, the entity was not considered an affiliate.
(c)	As of period end, the entity is no longer held.
(d)	Formerly the Realogy Holdings Corp.
(e)	As of the beginning of the period, the entity was not considered an affiliate.
(f)	Formerly the Allegheny Technologies, Inc.
(g)	Represents net amount purchased (sold).
(h)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(i)	Formerly the Washington Real Estate Investment Trust.
(j)	Formerly the Schweitzer-Mauduit International, Inc.
(k)	Formerly the Meta Financial Group, Inc.
(l)	Formerly the MEDNAX, Inc.
(m)	Formerly the SPX Corp.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russel 2000 E-Mini Index	2,495	12/16/22	$208,308	$(14,585,348)

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)		Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA	(b)	02/27/23	$377,552,102	$(31,620,814	)(c)	$345,828,964	0.6%
	Monthly	HSBC Bank PLC	(d)	02/10/23	275,195,812	(23,980,099	)(e)	251,536,750	0.5
	Monthly	JPMorgan Chase Bank NA	(f)	02/08/23	244,773,535	(20,811,336	)(g)	223,919,720	0.4

						$(76,412,249)		$821,285,434

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $102,324 of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(321,037) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $42,479 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Triumph Group, Inc.	666,030	$5,480,119	1.6%

Banks
Bancorp, Inc.	170,430	3,746,051	1.1
BankUnited, Inc.	223,907	7,650,902	2.2
Banner Corp.	36,145	2,135,447	0.6
Berkshire Hills Bancorp, Inc.	178,778	4,880,639	1.4
Brookline Bancorp, Inc.	97,109	1,131,320	0.3
Central Pacific Financial Corp.	108,720	2,249,417	0.7
City Holding Co.	87,496	7,760,020	2.2
Community Bank System, Inc.	156,299	8,269,531	2.4
First Bancorp	93,288	3,412,475	1.0
First Commonwealth Financial Corp.	337,382	4,331,985	1.3
First Financial Bancorp	400,647	8,445,639	2.4
Hanmi Financial Corp.	138,325	3,275,536	1.0
Heritage Financial Corp.	132,334	3,502,881	1.0
HomeStreet, Inc.	18,131	522,354	0.2
Hope Bancorp, Inc.	242,154	3,060,827	0.9
National Bank Holdings Corp., Class A	20,729	504,544	0.1
NBT Bancorp, Inc.	48,943	1,857,387	0.5
Northwest Bancshares, Inc.	720,517	8,968,938	2.6
OFG Bancorp	47,358	1,190,107	0.3
Pacific Premier Bancorp, Inc.	260,103	7,928,763	2.3
Preferred Bank	67,781	4,421,355	1.3
Renasant Corp.	3,211	100,440	0.0
S&T Bancorp, Inc.	78,203	2,292,130	0.7
Simmons First National Corp., Class A	239,668	5,222,366	1.5
Trustmark Corp.	241,639	7,401,403	2.1

	Shares	Value	% of Basket Value

Banks
United Community Banks, Inc.	339,978	$11,253,272	3.3%
Westamerica Bancorp	56,588	2,958,986	0.9

		118,474,715

Commercial Services & Supplies
Pitney Bowes, Inc.	3,710,507	8,645,481	2.5

Communications Equipment
Extreme Networks, Inc.	2,381,541	31,126,741	9.0

Equity Real Estate Investment Trusts (REITs)
Getty Realty Corp.	166,265	4,470,866	1.3
NexPoint Residential Trust, Inc.	192,442	8,892,745	2.6
Outfront Media, Inc.	4,815,433	73,146,427	21.1
Retail Opportunity Investments Corp.	22,703	312,393	0.1
SITE Centers Corp.	1,485,805	15,912,972	4.6
Urstadt Biddle Properties, Inc., Class A	160,044	2,482,282	0.7

		105,217,685

Gas Utilities
Chesapeake Utilities Corp.	13,436	1,550,380	0.5

Health Care Providers & Services
RadNet, Inc.	754,117	15,346,281	4.4

Insurance
Ambac Financial Group, Inc.	141,562	1,804,915	0.5
Employers Holdings, Inc.	79,413	2,738,954	0.8
Genworth Financial, Inc., Class A	1,389,278	4,862,473	1.4
Horace Mann Educators Corp.	81,039	2,859,866	0.8
James River Group Holdings Ltd.	74,117	1,427,952	0.4
ProAssurance Corp.	209,422	4,085,823	1.2
Safety Insurance Group, Inc.	71,378	5,821,590	1.7
Stewart Information Services Corp.	39,183	1,709,946	0.5

		25,311,519

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF

	Shares	Value	% of Basket Value

Metals & Mining
Warrior Met Coal, Inc.	52,133	$1,482,663	0.4%

Oil, Gas & Consumable Fuels
Green Plains, Inc.	52,741	1,533,181	0.5
Par Pacific Holdings, Inc.	485,407	7,965,529	2.3

		9,498,710

Software
Adeia, Inc.	123,069	886,615	0.2
Xperi Holding Co.	123,069	1,740,196	0.5
Xperi, Inc.	49,227	934,860	0.3

		3,561,671

Thrifts & Mortgage Finance
Provident Financial Services, Inc.	206,137	4,019,671	1.1
TrustCo Bank Corp.	84,075	2,641,636	0.8
WSFS Financial Corp.	179,645	8,346,307	2.4

		15,007,614

Water Utilities
Middlesex Water Co.	66,391	5,125,385	1.5

Net Value of Reference Entity — Goldman Sachs Bank USA		$345,828,964

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Triumph Group, Inc.	158,084	$1,357,942	0.5%

Banks
Allegiance Bancshares, Inc.	52,665	2,192,444	0.9
Bancorp, Inc.	10,317	226,768	0.1
BankUnited, Inc.	102,294	3,495,386	1.4
Banner Corp.	42,334	2,501,093	1.0
Berkshire Hills Bancorp, Inc.	53,153	1,451,077	0.6
Brookline Bancorp, Inc.	266,778	3,107,964	1.2
City Holding Co.	4,321	383,229	0.1
Community Bank System, Inc.	22,002	1,321,880	0.5
Customers Bancorp, Inc.	26,537	782,311	0.3
First Commonwealth Financial Corp.	20,840	267,586	0.1
First Financial Bancorp	48,166	1,015,339	0.4
Hanmi Financial Corp.	31,783	752,621	0.3
Heritage Financial Corp.	72,142	1,909,599	0.8
HomeStreet, Inc.	21,263	612,587	0.2
Hope Bancorp, Inc.	230,536	2,913,975	1.2
Lakeland Financial Corp.	23,766	1,730,402	0.7
National Bank Holdings Corp., Class A	53,934	1,995,019	0.8
NBT Bancorp, Inc.	143,743	5,455,047	2.2
OFG Bancorp	165,602	4,161,578	1.6
Preferred Bank	264,460	17,250,726	6.9
Renasant Corp.	239,104	7,479,173	3.0
S&T Bancorp, Inc.	35,523	1,041,179	0.4

	Shares	Value	% of Basket Value

Banks
Simmons First National Corp., Class A	304,610	$6,637,452	2.6%
Trustmark Corp.	348,354	10,670,083	4.2
Westamerica Bancorp	60,435	3,160,146	1.3

		82,514,664

Commercial Services & Supplies
Pitney Bowes, Inc.	195,729	456,049	0.2

Equity Real Estate Investment Trusts (REITs)
Easterly Government Properties, Inc.	67,941	1,071,430	0.4
Retail Opportunity Investments Corp.	70,034	963,668	0.4
SITE Centers Corp.	1,052,703	11,274,449	4.5
Urstadt Biddle Properties, Inc., Class A	93,192	1,445,408	0.6

		14,754,955

Gas Utilities
Chesapeake Utilities Corp.	116,542	13,447,781	5.3

Insurance
Ambac Financial Group, Inc.	229,674	2,928,343	1.1
Employers Holdings, Inc.	186,929	6,447,181	2.5
Genworth Financial, Inc., Class A	1,849,410	6,472,935	2.6
Horace Mann Educators Corp.	164,950	5,821,086	2.3
James River Group Holdings Ltd.	65,871	1,502,518	0.6
ProAssurance Corp.	189,380	3,694,804	1.5
Safety Insurance Group, Inc.	20,924	1,706,561	0.7
Stewart Information Services Corp.	45,630	1,991,293	0.8

		30,564,721

Metals & Mining
Warrior Met Coal, Inc.	138,442	3,937,290	1.6

Oil, Gas & Consumable Fuels
Green Plains, Inc.	896,421	26,058,958	10.4
Par Pacific Holdings, Inc.	229,278	3,762,452	1.5

		29,821,410

Software
Adeia, Inc.	435,896	3,237,761	1.3
Xperi Holding Co.	435,896	6,163,569	2.4
Xperi, Inc.	174,358	3,414,012	1.4

		12,815,342

Thrifts & Mortgage Finance
Flagstar Bancorp, Inc.	284,448	9,500,563	3.8
Mr. Cooper Group, Inc.	992,579	40,199,450	16.0
Provident Financial Services Inc.	125,606	2,449,317	1.0
TrustCo Bank Corp.	82,672	2,597,554	1.0
WSFS Financial Corp.	53,512	2,486,168	1.0

		57,233,052

Water Utilities
Middlesex Water Co.	60,020	4,633,544	1.8

Net Value of Reference Entity — HSBC Bank PLC		$251,536,750

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Triumph Group, Inc.	70,616	$606,591	0.3%

Banks
BankUnited, Inc.	50,876	1,738,433	0.8
Banner Corp.	129,325	7,640,521	3.4
Central Pacific Financial Corp.	286,812	5,934,140	2.7
Columbia Banking System, Inc.	235,747	6,810,731	3.0
Community Bank System, Inc.	49,288	2,961,223	1.3
Customers Bancorp, Inc.	39,181	1,155,056	0.5
Eagle Bancorp, Inc.	67,026	3,004,105	1.3
First Bancorp	561,649	7,683,358	3.4
First Bancorp	33,767	1,235,197	0.6
First Commonwealth Financial Corp.	296,185	3,803,015	1.7
Hope Bancorp, Inc.	226,447	2,862,290	1.3
Independent Bank Corp.	196,496	14,644,847	6.5
National Bank Holdings Corp., Class A	75,008	2,774,546	1.2
Pathward Financial, Inc.	38,363	1,264,444	0.6
Preferred Bank	46,082	3,005,929	1.3
Seacoast Banking Corp. of Florida	182,208	5,508,148	2.5
Veritex Holdings, Inc.	174,919	4,651,096	2.1

		76,677,079

Commercial Services & Supplies
GEO Group, Inc.	271,695	2,092,052	0.9

Communications Equipment
Extreme Networks, Inc.	1,180,456	15,428,560	6.9

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	166,366	2,099,539	0.9

	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs)
Easterly Government Properties, Inc.	400,104	$6,309,640	2.8%
Getty Realty Corp.	45,903	1,234,332	0.6
NexPoint Residential Trust, Inc.	116,504	5,383,650	2.4
Retail Opportunity Investments Corp.	455,057	6,261,584	2.8
SITE Centers Corp.	1,730,781	18,536,665	8.3
Sunstone Hotel Investors, Inc.	1,850,734	10,364,609	4.6

		50,190,019

Health Care Providers & Services
RadNet, Inc.	320,797	6,528,219	2.9

Insurance
Ambac Financial Group, Inc.	681,211	8,685,440	3.9
Genworth Financial, Inc., Class A	2,357,817	8,252,360	3.7

		16,937,800

Metals & Mining
Warrior Met Coal, Inc.	1,095,679	31,161,111	13.9

Multi-Utilities
Avista Corp.	98,924	3,665,134	1.6

Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.	431,988	7,088,923	3.2

Software
Adeia, Inc.	364,044	2,704,057	1.2
Xperi Holding Co.	364,044	5,147,582	2.3
Xperi, Inc.	145,617	2,851,235	1.3

		10,702,874

Thrifts & Mortgage Finance
Mr. Cooper Group, Inc.	31,115	1,260,158	0.6
TrustCo Bank Corp.	20,655	648,980	0.3
WSFS Financial Corp.	20,065	932,220	0.4

		2,841,358

Net Value of Reference Entity — JPMorgan Chase Bank NA		$ 223,919,720

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$—	$—	$—	$(76,412,249)

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$14,585,348	$—	$—	$—	$14,585,348
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	76,412,249	—	—	—	76,412,249

	$—	$—	$90,997,597	$—	$—	$—	$90,997,597

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(6,829,671)	$—	$—	$—	$(6,829,671)
Swaps	—	—	(94,392,877)	—	—	—	(94,392,877)

	$—	$—	$(101,222,548)	$—	$—	$—	$(101,222,548)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(15,843,386)	$—	$—	$—	$(15,843,386)
Swaps	—	—	(87,003,947)	—	—	—	(87,003,947)

	$—	$—	$(102,847,333)	$—	$—	$—	$(102,847,333)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$197,666,775
Total return swaps
Average notional amount	$755,732,625

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$—	$1,802,568
Swaps — OTC(a)	—	76,412,249

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$78,214,817

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(1,802,568)

Total derivative assets and liabilities subject to an MNA	$—	$76,412,249

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P Small-Cap ETF

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)

Goldman Sachs Bank USA	$31,620,814	$—	$—	$(31,620,814)	$—
HSBC Bank PLC	23,980,099	—	—	(23,980,099)	—
JPMorgan Chase Bank N.A.	20,811,336	—	—	(20,811,336)	—

	$76,412,249	$—	$—	$(76,412,249)	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$57,699,472,435	$—	$—	$57,699,472,435
Short-Term Securities
Money Market Funds	4,232,670,577	—	—	4,232,670,577

	$61,932,143,012	$—	$—	$61,932,143,012

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(14,585,348)	$(76,412,249)	$—	$(90,997,597)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(a)(b)	45,272	$5,240,234
L3Harris Technologies, Inc.	53,664	11,152,989
TransDigm Group, Inc.	15,061	7,904,314

		24,297,537

Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	109,697	9,687,342
GXO Logistics, Inc.(a)(b)	79,502	2,787,340
United Parcel Service, Inc., Class B	210,426	33,992,216

		46,466,898

Auto Components — 0.1%
Aptiv PLC(a)	73,775	5,769,943
Fox Factory Holding Corp.(a)	27,512	2,175,649
Gentex Corp.	83,445	1,989,329

		9,934,921

Automobiles — 4.5%
Tesla, Inc.(a)	1,780,940	472,394,335

Banks — 2.3%
Bank of America Corp.	2,056,738	62,113,488
Bank of Hawaii Corp.	11,258	856,959
Bank OZK	35,073	1,387,488
Cathay General Bancorp	20,102	773,123
Comerica, Inc.	39,274	2,792,381
Commerce Bancshares, Inc.	36,476	2,413,252
Cullen/Frost Bankers, Inc.	24,062	3,181,478
East West Bancorp, Inc.	94,424	6,339,627
First Financial Bankshares, Inc.	85,402	3,572,366
First Republic Bank	122,501	15,992,505
Glacier Bancorp, Inc.	74,397	3,655,125
Hancock Whitney Corp.	26,013	1,191,655
Home BancShares, Inc.	46,754	1,052,432
JPMorgan Chase & Co.	902,022	94,261,299
PacWest Bancorp	80,909	1,828,543
Pinnacle Financial Partners, Inc.	50,780	4,118,258
Regions Financial Corp.	280,126	5,622,129
Signature Bank	41,845	6,318,595
SVB Financial Group(a)(b)	39,352	13,213,615
Synovus Financial Corp.	38,769	1,454,225
UMB Financial Corp.	28,652	2,415,077
Umpqua Holdings Corp.	53,447	913,409
Webster Financial Corp.	49,148	2,221,490
Wintrust Financial Corp.	20,321	1,657,178
Zions Bancorp NA	48,130	2,447,892

		241,793,589

Beverages — 0.8%
Boston Beer Co., Inc., Class A, NVS(a)(b)	3,673	1,188,766
Celsius Holdings, Inc.(a)	26,870	2,436,572
Coca-Cola Consolidated, Inc.(b)	3,065	1,261,952
Keurig Dr Pepper, Inc.	136,679	4,895,842
Monster Beverage Corp.(a)(b)	134,113	11,662,467
PepsiCo, Inc.	387,574	63,275,331

		84,720,930

Biotechnology — 2.4%
AbbVie, Inc.	638,420	85,682,348
Amgen, Inc.	146,847	33,099,314
Arrowhead Pharmaceuticals, Inc.(a)	70,785	2,339,444
Exelixis, Inc.(a)	111,660	1,750,829
Halozyme Therapeutics, Inc.(a)(b)	93,302	3,689,161
Incyte Corp.(a)	53,811	3,585,965

Security	Shares	Value

Biotechnology (continued)
Moderna, Inc.(a)(b)	224,742	$26,575,742
Neurocrine Biosciences, Inc.(a)	64,154	6,813,796
Regeneron Pharmaceuticals, Inc.(a)	71,682	49,379,580
United Therapeutics Corp.(a)	14,474	3,030,566
Vertex Pharmaceuticals, Inc.(a)	102,974	29,815,092

		245,761,837

Building Products — 0.4%
A O Smith Corp.	42,174	2,048,813
Builders FirstSource, Inc.(a)	104,688	6,168,217
Carlisle Cos., Inc.	34,357	9,634,046
Fortune Brands Home & Security, Inc.	38,772	2,081,669
Johnson Controls International PLC	281,766	13,868,522
Lennox International, Inc.	12,545	2,793,395
Masco Corp.	72,595	3,389,461
Simpson Manufacturing Co., Inc.	29,412	2,305,901
Trex Co., Inc.(a)(b)	73,937	3,248,792

		45,538,816

Capital Markets — 3.4%
Affiliated Managers Group, Inc.	25,847	2,890,987
Ameriprise Financial, Inc.	44,241	11,146,520
BlackRock, Inc.(c)	52,372	28,819,264
Cboe Global Markets, Inc.	41,210	4,836,818
Charles Schwab Corp.	694,295	49,898,982
Evercore, Inc., Class A	24,147	1,986,091
FactSet Research Systems, Inc.	14,607	5,844,407
Federated Hermes, Inc.	26,695	884,138
Franklin Resources, Inc.	84,127	1,810,413
Goldman Sachs Group, Inc.	228,252	66,889,249
Interactive Brokers Group, Inc., Class A	42,722	2,730,363
Intercontinental Exchange, Inc.	212,847	19,230,726
Janus Henderson Group PLC	40,922	831,126
Jefferies Financial Group, Inc.	124,711	3,678,974
MarketAxess Holdings, Inc.	12,209	2,716,380
Moody’s Corp.	69,419	16,876,453
Morgan Stanley	438,756	34,666,112
MSCI, Inc., Class A	53,987	22,771,177
Nasdaq, Inc.	177,283	10,048,400
Raymond James Financial, Inc.	76,671	7,576,628
S&P Global, Inc.	138,975	42,436,016
SEI Investments Co.	41,631	2,042,001
Stifel Financial Corp.	70,726	3,671,387
T Rowe Price Group, Inc.	105,940	11,124,759

		355,407,371

Chemicals — 1.0%
Albemarle Corp.	53,370	14,113,163
Ashland, Inc.	14,867	1,411,919
Avient Corp.	57,324	1,736,917
Celanese Corp.	28,748	2,597,094
CF Industries Holdings, Inc.	80,180	7,717,325
Ingevity Corp.(a)	13,853	839,907
Linde PLC	169,943	45,814,933
Olin Corp.	90,525	3,881,712
RPM International, Inc.	44,057	3,670,389
Scotts Miracle-Gro Co., Class A	27,046	1,156,217
Sensient Technologies Corp.	15,926	1,104,309
Sherwin-Williams Co.	83,300	17,055,675
Valvoline, Inc.	120,302	3,048,453

		104,148,013

Commercial Services & Supplies — 0.6%
Cintas Corp.	26,522	10,295,575
Clean Harbors, Inc.(a)	19,741	2,171,115

S C H E D U L E S O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Copart, Inc.(a)	96,585	$10,276,644
IAA, Inc.(a)(b)	48,543	1,546,095
MSA Safety, Inc.	12,423	1,357,585
Republic Services, Inc.	60,580	8,241,303
Rollins, Inc.	66,395	2,302,579
Tetra Tech, Inc.	36,028	4,630,679
Waste Management, Inc.	127,977	20,503,195

		61,324,770

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	165,222	18,651,912
Calix, Inc.(a)	36,431	2,227,391
Ciena Corp.(a)	62,339	2,520,366
Cisco Systems, Inc.	1,246,005	49,840,200
F5, Inc.(a)	21,250	3,075,513
Lumentum Holdings, Inc.(a)(b)	21,604	1,481,386
Motorola Solutions, Inc.	65,832	14,744,393

		92,541,161

Construction & Engineering — 0.1%
Dycom Industries, Inc.(a)(b)	7,832	748,191
MasTec, Inc.(a)(b)	19,539	1,240,727
Quanta Services, Inc.(b)	52,087	6,635,363
Valmont Industries, Inc.	14,055	3,775,454

		12,399,735

Construction Materials — 0.2%
Eagle Materials, Inc.	25,061	2,686,038
Martin Marietta Materials, Inc.	24,044	7,744,332
Vulcan Materials Co.	42,357	6,680,122

		17,110,492

Consumer Finance — 0.6%
American Express Co.	176,210	23,772,491
Capital One Financial Corp.	123,557	11,388,249
Discover Financial Services	182,039	16,550,986
Navient Corp.	74,327	1,091,863
SLM Corp.	168,627	2,359,092
Synchrony Financial	184,160	5,191,470

		60,354,151

Containers & Packaging — 0.1%
AptarGroup, Inc.	20,204	1,919,986
Avery Dennison Corp.	27,508	4,475,552
Sealed Air Corp.	54,277	2,415,869

		8,811,407

Distributors — 0.1%
LKQ Corp.	74,566	3,515,787
Pool Corp.	26,645	8,478,705

		11,994,492

Diversified Consumer Services — 0.1%
H&R Block, Inc.	49,236	2,094,499
Service Corp. International	106,086	6,125,406

		8,219,905

Diversified Telecommunication Services — 0.0%
Frontier Communications Parent, Inc.(a)	49,157	1,151,748
Iridium Communications, Inc.(a)	44,224	1,962,219

		3,113,967

Electric Utilities — 0.1%
NRG Energy, Inc.	158,562	6,068,168
OGE Energy Corp.	49,319	1,798,171

		7,866,339

Security	Shares	Value

Electrical Equipment — 0.3%
Acuity Brands, Inc.	21,929	$3,453,160
Generac Holdings, Inc.(a)(b)	42,621	7,592,505
Hubbell, Inc.	19,646	4,381,058
nVent Electric PLC	66,015	2,086,734
Regal Rexnord Corp.	18,898	2,652,523
Rockwell Automation, Inc.	40,092	8,624,190
SunPower Corp.(a)	56,592	1,303,880
Vicor Corp.(a)(b)	14,143	836,417

		30,930,467

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	210,799	14,115,101
CDW Corp.	53,402	8,334,984
Cognex Corp.	74,243	3,077,373
Coherent Corp.(a)	41,746	1,454,848
Jabil, Inc.	40,072	2,312,555
Keysight Technologies, Inc.(a)	90,469	14,236,202
Littelfuse, Inc.	10,184	2,023,459
National Instruments Corp.	46,556	1,757,024
Novanta, Inc.(a)	15,649	1,809,807
Trimble, Inc.(a)(b)	93,590	5,079,129
Zebra Technologies Corp., Class A(a)	25,230	6,610,512

		60,810,994

Energy Equipment & Services — 0.0%
ChampionX Corp.	63,178	1,236,394

Entertainment — 0.8%
Live Nation Entertainment, Inc.(a)	40,965	3,114,979
Netflix, Inc.(a)	297,366	70,011,851
Take-Two Interactive Software, Inc.(a)	65,346	7,122,714
World Wrestling Entertainment, Inc., Class A	18,365	1,288,672

		81,538,216

Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	158,743	34,082,122
Apartment Income REIT Corp.	49,144	1,897,941
AvalonBay Communities, Inc.	39,053	7,193,172
Brixmor Property Group, Inc.	108,785	2,009,259
Camden Property Trust	71,144	8,498,151
Crown Castle, Inc.	130,201	18,820,555
Douglas Emmett, Inc.	53,804	964,706
Duke Realty Corp.	166,258	8,013,636
EastGroup Properties, Inc.	29,204	4,215,305
Equinix, Inc.	27,995	15,924,676
Essex Property Trust, Inc.	19,409	4,701,442
Extra Space Storage, Inc.	89,839	15,516,094
Federal Realty Investment Trust	19,979	1,800,507
First Industrial Realty Trust, Inc.	59,852	2,681,968
Healthcare Realty Trust, Inc.	124,694	2,599,870
Independence Realty Trust, Inc.	147,210	2,462,823
Invitation Homes, Inc.	178,232	6,018,895
Iron Mountain, Inc.	119,760	5,265,847
Lamar Advertising Co., Class A	38,208	3,151,778
Life Storage, Inc.	56,390	6,245,756
Mid-America Apartment Communities, Inc.	48,200	7,474,374
National Retail Properties, Inc.	52,576	2,095,679
National Storage Affiliates Trust	56,814	2,362,326
PotlatchDeltic Corp.	23,765	975,316
Prologis, Inc.	297,562	30,232,299
Public Storage	62,491	18,297,990
Rayonier, Inc.	57,322	1,717,940
Rexford Industrial Realty, Inc.	114,682	5,963,464
SBA Communications Corp., Class A	40,263	11,460,863
Simon Property Group, Inc.	131,208	11,775,918

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
UDR, Inc.	112,618	$4,697,297
Weyerhaeuser Co.	209,539	5,984,434

		255,102,403

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	151,053	71,337,800
Fresh Market, Inc. Escrow(a)(d)	3,194	—

		71,337,800

Food Products — 0.2%
Darling Ingredients, Inc.(a)	107,831	7,133,021
Hershey Co.	44,108	9,724,491
Lancaster Colony Corp.	6,259	940,602

		17,798,114

Gas Utilities — 0.0%
National Fuel Gas Co.	31,544	1,941,533

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	620,613	60,050,514
ABIOMED, Inc.(a)	16,590	4,075,499
Align Technology, Inc.(a)	48,369	10,017,704
Dexcom, Inc.(a)	262,267	21,122,984
Edwards Lifesciences Corp.(a)(b)	261,931	21,643,358
Enovis Corp.(a)	12,297	566,523
Globus Medical, Inc., Class A(a)(b)	31,551	1,879,493
Hologic, Inc.(a)	122,989	7,935,250
ICU Medical, Inc.(a)	6,124	922,274
IDEXX Laboratories, Inc.(a)	38,524	12,551,119
Inari Medical, Inc.(a)(b)	32,179	2,337,483
Integra LifeSciences Holdings Corp.(a)	24,339	1,031,000
Intuitive Surgical, Inc.(a)(b)	164,652	30,862,371
LivaNova PLC(a)(b)	21,232	1,077,949
Masimo Corp.(a)	32,398	4,573,302
Neogen Corp.(a)	85,807	1,198,724
Omnicell, Inc.(a)	29,518	2,568,951
Penumbra, Inc.(a)	25,403	4,816,409
QuidelOrtho Corp.(a)(b)	36,355	2,598,655
ResMed, Inc.	56,779	12,394,856
Shockwave Medical, Inc.(a)(b)	23,856	6,633,638
STAAR Surgical Co.(a)	31,511	2,223,101
STERIS PLC	28,013	4,658,002
Stryker Corp.	92,237	18,681,682
Tandem Diabetes Care, Inc.(a)(b)	42,254	2,021,854

		238,442,695

Health Care Providers & Services — 1.7%
Chemed Corp.	5,800	2,532,048
HCA Healthcare, Inc.	83,730	15,388,737
HealthEquity, Inc.(a)	37,196	2,498,455
Laboratory Corp. of America Holdings	32,123	6,579,112
Molina Healthcare, Inc.(a)	19,029	6,276,525
Option Care Health, Inc.(a)	103,646	3,261,740
Progyny, Inc.(a)(b)	28,734	1,064,882
Quest Diagnostics, Inc.	35,641	4,372,794
R1 RCM, Inc.(a)	51,493	954,165
Tenet Healthcare Corp.(a)	71,233	3,674,198
UnitedHealth Group, Inc.	262,688	132,667,948

		179,270,604

Hotels, Restaurants & Leisure — 1.5%
Boyd Gaming Corp.	54,604	2,601,881
Caesars Entertainment, Inc.(a)(b)	91,087	2,938,467
Chipotle Mexican Grill, Inc.(a)	12,412	18,652,257
Choice Hotels International, Inc.	13,231	1,449,059
Churchill Downs, Inc.	22,259	4,098,995

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Domino’s Pizza, Inc.	16,190	$5,022,138
Hilton Worldwide Holdings, Inc.	75,136	9,062,904
Light & Wonder, Inc.(a)	64,308	2,757,527
Marriott Vacations Worldwide Corp.	11,868	1,446,234
McDonald’s Corp.	221,371	51,079,145
Papa John’s International, Inc.	21,451	1,501,785
Starbucks Corp.	391,343	32,974,561
Texas Roadhouse, Inc.	26,606	2,321,640
Wendy’s Co.	58,830	1,099,533
Wingstop, Inc.	20,098	2,520,691
Wyndham Hotels & Resorts, Inc.	40,410	2,479,153
Yum! Brands, Inc.	89,416	9,508,497

		151,514,467

Household Durables — 0.2%
DR Horton, Inc.	111,972	7,541,314
Garmin Ltd.	51,619	4,145,522
Helen of Troy Ltd.(a)(b)	16,124	1,554,998
Newell Brands, Inc.	133,513	1,854,496
NVR, Inc.(a)	971	3,871,455
Tempur Sealy International, Inc.	117,308	2,831,815
TopBuild Corp.(a)	21,818	3,595,170

		25,394,770

Independent Power and Renewable Electricity Producers — 0.0%
Ormat Technologies, Inc.	10,481	903,462

Insurance — 0.8%
American Financial Group, Inc.	21,992	2,703,477
Aon PLC, Class A	84,631	22,670,106
Arthur J. Gallagher & Co.	62,057	10,625,400
Brown & Brown, Inc.	107,563	6,505,410
Cincinnati Financial Corp.	50,152	4,492,115
First American Financial Corp.	31,352	1,445,327
Kinsale Capital Group, Inc.(b)	14,522	3,709,209
Marsh & McLennan Cos., Inc.	203,391	30,364,242
Primerica, Inc.	15,418	1,903,352
RLI Corp.	15,974	1,635,418

		86,054,056

Interactive Media & Services — 9.1%
Alphabet, Inc., Class A(a)(b)	4,009,293	383,488,876
Alphabet, Inc., Class C, NVS(a)(b)	3,585,245	344,721,307
Meta Platforms, Inc., Class A(a)	1,525,003	206,912,407
TripAdvisor, Inc.(a)	29,603	653,634
Twitter, Inc.(a)	216,491	9,490,965
Ziff Davis, Inc.(a)(b)	32,045	2,194,442

		947,461,631

Internet & Direct Marketing Retail — 6.6%
Amazon.com, Inc.(a)	5,926,466	669,690,658
eBay, Inc.	283,654	10,441,304
Etsy, Inc.(a)(b)	84,505	8,461,485

		688,593,447

IT Services — 3.5%
Accenture PLC, Class A	245,327	63,122,637
Akamai Technologies, Inc.(a)	45,540	3,657,773
Automatic Data Processing, Inc.	147,260	33,308,739
Broadridge Financial Solutions, Inc.	34,807	5,023,346
Concentrix Corp.	28,567	3,188,934
EPAM Systems, Inc.(a)	38,211	13,839,642
Euronet Worldwide, Inc.(a)	10,743	813,890
ExlService Holdings, Inc.(a)	22,092	3,255,477
Gartner, Inc.(a)	53,030	14,672,871
Genpact Ltd.	76,078	3,329,934

S C H E D U L E S O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Mastercard, Inc., Class A	268,138	$76,242,359
Maximus, Inc.	40,973	2,371,108
Paychex, Inc.	113,340	12,717,881
PayPal Holdings, Inc.(a)	418,453	36,016,250
Sabre Corp.(a)(b)	103,409	532,556
VeriSign, Inc.(a)	29,413	5,109,038
Visa, Inc., Class A	470,105	83,514,153
WEX, Inc.(a)	12,843	1,630,291

		362,346,879

Leisure Products — 0.1%
Brunswick Corp.	49,775	3,257,774
Mattel, Inc.(a)	233,751	4,427,244
Polaris, Inc.	16,282	1,557,373
YETI Holdings, Inc.(a)(b)	58,143	1,658,238

		10,900,629

Life Sciences Tools & Services — 3.1%
Agilent Technologies, Inc.	119,839	14,566,430
Azenta, Inc.	50,473	2,163,273
Bio-Rad Laboratories, Inc., Class A(a)	7,905	3,297,492
Bio-Techne Corp.	26,152	7,427,168
Bruker Corp.	67,649	3,589,456
Charles River Laboratories International, Inc.(a)	34,121	6,715,013
Danaher Corp.	297,691	76,890,608
Illumina, Inc.(a)	51,637	9,851,823
IQVIA Holdings, Inc.(a)	91,297	16,537,539
Medpace Holdings, Inc.(a)(b)	16,830	2,645,171
Mettler-Toledo International, Inc.(a)	9,476	10,273,121
PerkinElmer, Inc.	83,951	10,101,824
Repligen Corp.(a)	34,206	6,400,285
Sotera Health Co.(a)	50,148	342,009
Syneos Health, Inc.(a)	69,567	3,280,084
Thermo Fisher Scientific, Inc.(b)	261,974	132,870,593
Waters Corp.(a)	29,756	8,020,135
West Pharmaceutical Services, Inc.	49,715	12,233,867

		327,205,891

Machinery — 1.0%
Chart Industries, Inc.(a)(b)	23,691	4,367,436
Crane Holdings Co.	16,240	1,421,650
Deere & Co.	85,548	28,563,622
Donaldson Co., Inc.	43,271	2,120,712
Dover Corp.	44,105	5,141,761
Esab Corp.	12,257	408,893
Graco, Inc.	67,879	4,069,346
IDEX Corp.	20,758	4,148,486
Illinois Tool Works, Inc.	77,402	13,982,671
ITT, Inc.	31,868	2,082,255
Lincoln Electric Holdings, Inc.	22,842	2,871,696
Middleby Corp.(a)	23,127	2,964,188
Nordson Corp.	21,506	4,565,079
Otis Worldwide Corp.	113,211	7,222,862
Pentair PLC	63,976	2,599,345
Toro Co.	69,392	6,001,020
Watts Water Technologies, Inc., Class A	18,362	2,308,654
Xylem, Inc.	49,237	4,301,344

		99,141,020

Media — 0.1%
Cable One, Inc.	1,847	1,575,583
John Wiley & Sons, Inc., Class A	14,572	547,324

Security	Shares	Value

Media (continued)
New York Times Co., Class A	64,558	$1,856,043
TEGNA, Inc.	66,337	1,371,849

		5,350,799

Metals & Mining — 0.4%
Alcoa Corp.	46,907	1,578,890
Cleveland-Cliffs, Inc.(a)(b)	346,780	4,671,126
Freeport-McMoRan, Inc.	421,925	11,531,210
MP Materials Corp.(a)(b)	61,860	1,688,778
Nucor Corp.	94,805	10,143,187
Royal Gold, Inc.	26,074	2,446,263
Steel Dynamics, Inc.	116,340	8,254,323

		40,313,777

Multiline Retail — 0.2%
Target Corp.	170,306	25,271,707

Oil, Gas & Consumable Fuels — 1.4%
Antero Midstream Corp.	224,547	2,061,342
APA Corp.	120,427	4,117,399
CNX Resources Corp.(a)	59,174	918,972
Devon Energy Corp.	438,971	26,395,326
Diamondback Energy, Inc.	119,174	14,355,700
DT Midstream, Inc.	26,980	1,399,992
EOG Resources, Inc.	180,400	20,156,092
Hess Corp.	132,658	14,458,395
Matador Resources Co.(b)	73,432	3,592,293
Murphy Oil Corp.	96,638	3,398,759
Occidental Petroleum Corp.(b)	205,006	12,597,619
ONEOK, Inc.	127,653	6,540,940
PDC Energy, Inc.	64,849	3,747,624
Pioneer Natural Resources Co.	89,113	19,295,638
Range Resources Corp.	114,655	2,896,185
Southwestern Energy Co.(a)	477,367	2,921,486
Targa Resources Corp.	150,848	9,102,168

		147,955,930

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	49,549	2,536,413

Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	91,476	19,749,668

Pharmaceuticals — 2.8%
Catalent, Inc.(a)	71,808	5,196,027
Eli Lilly & Co.	527,333	170,513,126
Pfizer, Inc.	2,026,494	88,679,377
Zoetis, Inc.	206,461	30,616,102

		295,004,632

Professional Services — 0.5%
ASGN, Inc.(a)	33,437	3,021,702
CoStar Group, Inc.(a)	132,285	9,213,650
Equifax, Inc.	81,856	14,032,574
FTI Consulting, Inc.(a)(b)	22,660	3,754,989
Insperity, Inc.	24,303	2,481,093
Jacobs Solutions, Inc.	37,283	4,044,833
KBR, Inc.	60,651	2,621,336
Robert Half International, Inc.	49,203	3,764,029
Verisk Analytics, Inc.	53,215	9,074,754

		52,008,960

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	107,671	7,268,869
Jones Lang LaSalle, Inc.(a)(b)	15,699	2,371,648

		9,640,517

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.6%
Avis Budget Group, Inc.(a)(b)	19,341	$2,871,365
JB Hunt Transport Services, Inc.	33,055	5,170,463
Landstar System, Inc.(b)	15,598	2,251,883
Old Dominion Freight Line, Inc.	61,381	15,269,751
Saia, Inc.(a)(b)	17,580	3,340,200
Union Pacific Corp.	171,202	33,353,574

		62,257,236

Semiconductors & Semiconductor Equipment — 6.8%
Advanced Micro Devices, Inc.(a)	1,079,435	68,393,002
Amkor Technology, Inc.	27,831	474,518
Applied Materials, Inc.	581,698	47,658,517
Broadcom, Inc.	153,903	68,334,471
Cirrus Logic, Inc.(a)	18,646	1,282,845
Enphase Energy, Inc.(a)	90,645	25,151,268
First Solar, Inc.(a)	38,855	5,139,351
KLA Corp.	94,770	28,680,245
Lam Research Corp.	91,564	33,512,424
Lattice Semiconductor Corp.(a)	91,164	4,486,180
MACOM Technology Solutions Holdings, Inc.(a)(b)	25,528	1,322,095
Microchip Technology, Inc.	177,319	10,821,779
MKS Instruments, Inc.	21,503	1,777,008
Monolithic Power Systems, Inc.	29,789	10,825,323
NVIDIA Corp.	1,674,334	203,247,404
NXP Semiconductors N.V.	110,565	16,309,443
ON Semiconductor Corp.(a)	220,169	13,723,134
Power Integrations, Inc.	38,349	2,466,608
Qorvo, Inc.(a)	33,916	2,693,269
QUALCOMM, Inc.	750,899	84,836,569
Semtech Corp.(a)	28,318	832,832
Silicon Laboratories, Inc.(a)	22,953	2,833,318
SiTime Corp.(a)	10,007	787,851
Skyworks Solutions, Inc.	50,417	4,299,058
SolarEdge Technologies, Inc.(a)(b)	27,775	6,428,801
Synaptics, Inc.(a)	26,092	2,583,369
Teradyne, Inc.	105,144	7,901,572
Texas Instruments, Inc.	299,365	46,335,715
Universal Display Corp.	28,748	2,712,374
Wolfspeed, Inc.(a)	45,306	4,682,828

		710,533,171

Software — 15.8%
ACI Worldwide, Inc.(a)	36,764	768,368
Adobe, Inc.(a)(b)	312,942	86,121,638
ANSYS, Inc.(a)	36,044	7,990,955
Aspen Technology, Inc.(a)	19,388	4,618,222
Autodesk, Inc.(a)	93,040	17,379,872
Blackbaud, Inc.(a)	20,075	884,504
Cadence Design Systems, Inc.(a)	182,983	29,904,912
Ceridian HCM Holding, Inc.(a)	42,053	2,349,922
CommVault Systems, Inc.(a)	19,769	1,048,548
Dynatrace, Inc.(a)	134,403	4,678,568
Envestnet, Inc.(a)	9,685	430,014
Fair Isaac Corp.(a)(b)	9,828	4,049,234
Fortinet, Inc.(a)	438,768	21,556,672
Intuit, Inc.	188,620	73,056,298
Manhattan Associates, Inc.(a)(b)	42,098	5,600,297
Microsoft Corp.	4,986,811	1,161,428,282
Oracle Corp.	1,015,696	62,028,555
Paycom Software, Inc.(a)	24,431	8,061,986
Paylocity Holding Corp.(a)	27,434	6,627,506
PTC, Inc.(a)	35,252	3,687,359
Qualys, Inc.(a)	23,409	3,262,981
Salesforce, Inc.(a)	405,837	58,375,594

Security	Shares	Value

Software (continued)
ServiceNow, Inc.(a)	135,068	$51,003,027
Synopsys, Inc.(a)	68,542	20,940,266
Teradata Corp.(a)	68,717	2,134,350
Tyler Technologies, Inc.(a)	17,311	6,015,572

		1,644,003,502

Specialty Retail — 3.3%
Advance Auto Parts, Inc.	19,504	3,049,255
AutoNation, Inc.(a)(b)	11,157	1,136,564
AutoZone, Inc.(a)	13,014	27,875,077
Bath & Body Works, Inc.	99,511	3,244,059
CarMax, Inc.(a)(b)	57,206	3,776,740
Dick’s Sporting Goods, Inc.	37,788	3,954,136
Five Below, Inc.(a)(b)	37,240	5,126,831
GameStop Corp., Class A(a)(b)	169,458	4,258,480
Home Depot, Inc.	522,283	144,118,771
Lowe’s Cos., Inc.	427,366	80,263,608
O’Reilly Automotive, Inc.(a)	42,586	29,952,863
RH(a)(b)	13,391	3,295,123
Tractor Supply Co.	74,203	13,792,854
Ulta Beauty, Inc.(a)	19,578	7,854,498
Victoria’s Secret & Co.(a)(b)	27,295	794,830
Williams-Sonoma, Inc.	45,962	5,416,622

		337,910,311

Technology Hardware, Storage & Peripherals — 13.6%
Apple Inc.	10,101,150	1,395,978,930
HP, Inc.	305,284	7,607,677
NetApp, Inc.	104,075	6,437,039
Seagate Technology Holdings PLC	96,412	5,132,011

		1,415,155,657

Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(a)	56,420	2,168,785
Columbia Sportswear Co.	12,251	824,492
Crocs, Inc.(a)	41,232	2,830,989
Deckers Outdoor Corp.(a)	17,795	5,562,895
Nike, Inc., Class B	456,279	37,925,911
Skechers USA, Inc., Class A(a)	42,174	1,337,759
Under Armour, Inc., Class A(a)	54,048	359,419
Under Armour, Inc., Class C, NVS(a)	61,628	367,303

		51,377,553

Trading Companies & Distributors — 0.2%
Fastenal Co.	183,868	8,465,283
United Rentals, Inc.(a)	28,161	7,606,849
Watsco, Inc.	14,585	3,755,054

		19,827,186

Water Utilities — 0.0%
Essential Utilities, Inc.	100,732	4,168,290

Total Long-Term Investments — 99.9% (Cost: $9,888,486,192)		10,395,191,447

S C H E D U L E S O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities(c)(e)

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(f)	171,468,164	$171,519,604
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%	12,148,170	12,148,170

Total Short-Term Securities — 1.7% (Cost: $183,579,633)		183,667,774

Total Investments — 101.6% (Cost: $10,072,065,825)		10,578,859,221
Liabilities in Excess of Other Assets — (1.6)%		(170,278,726)

Net Assets — 100.0%		$10,408,580,495

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$58,826,169	$112,594,811	(a)	$—		$24,032	$74,592	$171,519,604	171,468,164	$458,096	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,116,000	—		(5,967,830	)(a)	—	—	12,148,170	12,148,170	107,597		—
BlackRock, Inc.	35,500,282	5,216,831		(1,506,175)		248,234	(10,639,908)	28,819,264	52,372	469,080		—

						$272,266	$(10,565,316)	$212,487,038		$1,034,773		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Technology Select Sector Index	5	12/16/22	$602	$(74,309)
Nasdaq 100 E-Mini Index	36	12/16/22	7,945	(936,408)
S&P 500 E-Mini Index	20	12/16/22	3,602	(398,064)

				$(1,408,781)

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P U.S. Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,408,781	$—	$—	$—	$1,408,781

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(3,561,461)	$—	$—	$—	$(3,561,461)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,845,741)	$—	$—	$—	$(2,845,741)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$15,905,198

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments Common Stocks	$10,395,191,447	$—	$—	$10,395,191,447
Short-Term Securities Money Market Funds	183,667,774	—	—	183,667,774

	$10,578,859,221	$—	$—	$10,578,859,221

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,408,781)	$—	$—	$(1,408,781)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) September 30, 2022	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
Boeing Co.(a)(b)	362,430	$43,883,025
Curtiss-Wright Corp.	24,590	3,421,944
General Dynamics Corp.	146,015	30,980,003
Hexcel Corp.	53,949	2,790,242
Howmet Aerospace, Inc.	240,055	7,424,901
Huntington Ingalls Industries, Inc.	26,076	5,775,834
L3Harris Technologies, Inc.	72,063	14,976,853
Lockheed Martin Corp.	153,225	59,189,285
Mercury Systems, Inc.(a)	36,289	1,473,333
Northrop Grumman Corp.	94,425	44,409,966
Raytheon Technologies Corp.	958,709	78,479,919
Textron, Inc.	137,350	8,002,011
TransDigm Group, Inc.	18,738	9,834,077
Woodward, Inc.	39,068	3,135,598

		313,776,991

Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	79,872	7,692,473
FedEx Corp.	155,224	23,046,107
United Parcel Service, Inc., Class B	270,863	43,755,209

		74,493,789

Airlines — 0.4%
Alaska Air Group, Inc.(a)	82,991	3,249,098
American Airlines Group, Inc.(a)(b)	423,230	5,095,689
Delta Air Lines, Inc.(a)	418,121	11,732,475
JetBlue Airways Corp.(a)	204,314	1,354,602
Southwest Airlines Co.(a)	386,602	11,922,806
United Airlines Holdings, Inc.(a)(b)	213,661	6,950,392

		40,305,062

Auto Components — 0.2%
Adient PLC(a)(b)	60,598	1,681,594
Aptiv PLC(a)(b)	103,371	8,084,646
BorgWarner, Inc.	153,775	4,828,535
Dana, Inc.	83,424	953,536
Gentex Corp.	72,511	1,728,662
Goodyear Tire & Rubber Co.(a)	180,508	1,821,326
Lear Corp.	39,036	4,672,219
Visteon Corp.(a)	17,900	1,898,474

		25,668,992

Automobiles — 0.6%
Ford Motor Co.	2,564,366	28,720,899
General Motors Co.	946,723	30,380,341
Harley-Davidson, Inc.	86,978	3,033,793
Thor Industries, Inc.	35,529	2,486,319

		64,621,352

Banks — 5.4%
Associated Banc-Corp.	101,705	2,042,236
Bank of America Corp.	2,541,892	76,765,138
Bank of Hawaii Corp.	14,951	1,138,070
Bank OZK	38,272	1,514,040
Cadence Bank	42,877	1,089,505
Cathay General Bancorp	30,297	1,165,223
Citigroup, Inc.	1,257,519	52,400,817
Citizens Financial Group, Inc.	323,982	11,132,022
Comerica, Inc.	46,459	3,303,235
Commerce Bancshares, Inc.	35,511	2,349,408
Cullen/Frost Bankers, Inc.	18,441	2,438,269
Fifth Third Bancorp	447,807	14,311,912
First Horizon Corp.	350,976	8,037,350
FNB Corp.	229,237	2,659,149

Security	Shares	Value

Banks (continued)
Fulton Financial Corp.	110,882	$1,751,936
Hancock Whitney Corp.	30,676	1,405,268
Home BancShares, Inc.	77,239	1,738,650
Huntington Bancshares, Inc.	936,190	12,338,984
International Bancshares Corp.	34,183	1,452,777
JPMorgan Chase & Co.	1,028,236	107,450,662
KeyCorp.	609,778	9,768,644
M&T Bank Corp.	114,029	20,105,593
Old National Bancorp	189,598	3,122,679
PNC Financial Services Group, Inc.	266,294	39,789,649
Prosperity Bancshares, Inc.	59,153	3,944,322
Regions Financial Corp.	335,445	6,732,381
Synovus Financial Corp.	58,850	2,207,463
Texas Capital Bancshares, Inc.(a)(b)	32,393	1,912,159
Truist Financial Corp.	861,239	37,498,346
Umpqua Holdings Corp.	88,226	1,507,782
United Bankshares, Inc.	87,667	3,134,095
US Bancorp	877,906	35,397,170
Valley National Bancorp	272,929	2,947,633
Washington Federal, Inc.	41,762	1,252,025
Webster Financial Corp.	67,358	3,044,582
Wells Fargo & Co.	2,462,859	99,056,189
Wintrust Financial Corp.	19,645	1,602,050
Zions Bancorp NA	52,162	2,652,959

		582,160,372

Beverages — 2.7%
Boston Beer Co., Inc., Class A, NVS(a)(b)	2,502	809,772
Brown-Forman Corp., Class B	118,872	7,913,309
Coca-Cola Co.	2,527,214	141,574,528
Constellation Brands, Inc., Class A	103,455	23,761,545
Keurig Dr Pepper, Inc.	418,940	15,006,431
Molson Coors Beverage Co., Class B	122,926	5,899,219
Monster Beverage Corp.(a)(b)	119,378	10,381,111
PepsiCo, Inc.	519,735	84,851,936

		290,197,851

Biotechnology — 2.1%
AbbVie, Inc.	528,098	70,876,033
Amgen, Inc.	204,926	46,190,320
Biogen, Inc.(a)	94,226	25,158,342
Exelixis, Inc.(a)	95,517	1,497,707
Gilead Sciences, Inc.	813,823	50,204,741
Incyte Corp.(a)	68,328	4,553,378
United Therapeutics Corp.(a)	15,393	3,222,986
Vertex Pharmaceuticals, Inc.(a)	66,611	19,286,549

		220,990,056

Building Products — 0.7%
A O Smith Corp.	42,609	2,069,945
Allegion PLC	57,638	5,168,976
Carrier Global Corp.	546,449	19,431,726
Fortune Brands Home & Security, Inc.	45,922	2,465,552
Johnson Controls International PLC	174,426	8,585,248
Lennox International, Inc.	8,683	1,933,444
Masco Corp.	76,673	3,579,862
Owens Corning	62,798	4,936,551
Trane Technologies PLC	150,455	21,787,389

		69,958,693

Capital Markets — 2.4%
Ameriprise Financial, Inc.	27,391	6,901,162
Bank of New York Mellon Corp.	477,486	18,392,761
BlackRock, Inc.(c)	46,988	25,856,557
Cboe Global Markets, Inc.	28,934	3,395,984

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Charles Schwab Corp.	317,263	$22,801,692
CME Group, Inc.	233,383	41,339,131
FactSet Research Systems, Inc.	10,446	4,179,549
Federated Hermes, Inc.	29,350	972,072
Franklin Resources, Inc.	104,042	2,238,984
Interactive Brokers Group, Inc., Class A	25,533	1,631,814
Intercontinental Exchange, Inc.	156,716	14,159,291
Invesco Ltd.	297,158	4,071,065
Janus Henderson Group PLC	46,811	950,731
MarketAxess Holdings, Inc.	12,778	2,842,977
Moody’s Corp.	35,072	8,526,354
Morgan Stanley	443,449	35,036,905
Nasdaq, Inc.	49,764	2,820,623
Northern Trust Corp.	135,311	11,577,209
Raymond James Financial, Inc.	51,587	5,097,827
S&P Global, Inc.	86,277	26,344,682
SEI Investments Co.	27,855	1,366,288
State Street Corp.	238,695	14,515,043
T Rowe Price Group, Inc.	44,517	4,674,730

		259,693,431

Chemicals — 2.6%
Air Products and Chemicals, Inc.	144,016	33,516,844
Albemarle Corp.	24,526	6,485,655
Ashland, Inc.	18,248	1,733,013
Cabot Corp.	36,535	2,334,221
Celanese Corp.	37,152	3,356,312
CF Industries Holdings, Inc.	52,109	5,015,491
Chemours Co.	100,601	2,479,815
Corteva, Inc.	466,593	26,665,790
Dow, Inc.	466,312	20,485,086
DuPont de Nemours, Inc.	325,239	16,392,046
Eastman Chemical Co.	80,284	5,704,178
Ecolab, Inc.	160,989	23,250,031
FMC Corp.	81,319	8,595,418
Ingevity Corp.(a)	11,484	696,275
International Flavors & Fragrances, Inc.	165,507	15,033,001
Linde PLC	158,562	42,746,730
LyondellBasell Industries NV, Class A	164,841	12,409,230
Mosaic Co.	223,594	10,806,298
NewMarket Corp.	4,345	1,307,106
PPG Industries, Inc.	152,596	16,890,851
RPM International, Inc.	40,836	3,402,047
Sensient Technologies Corp.	11,484	796,301
Sherwin-Williams Co.	71,922	14,726,030

		274,827,769

Commercial Services & Supplies — 0.5%
Brink’s Co.	31,494	1,525,569
Cintas Corp.	30,142	11,700,823
Clean Harbors, Inc.(a)	13,225	1,454,486
Copart, Inc.(a)	44,898	4,777,147
IAA, Inc.(a)	39,941	1,272,121
MillerKnoll, Inc.	48,589	757,988
MSA Safety, Inc.	11,631	1,271,036
Republic Services, Inc.	74,381	10,118,791
Rollins, Inc.	84,715	2,937,916
Stericycle, Inc.(a)	58,914	2,480,869
Waste Management, Inc.	119,671	19,172,491

		57,469,237

Communications Equipment — 0.8%
Ciena Corp.(a)(b)	36,884	1,491,220
Cisco Systems, Inc.	1,478,820	59,152,800

Security	Shares	Value

Communications Equipment (continued)
F5, Inc.(a)	17,931	$2,595,154
Juniper Networks, Inc.	208,887	5,456,128
Lumentum Holdings, Inc.(a)(b)	25,392	1,741,129
Motorola Solutions, Inc.(b)	44,406	9,945,612
Viasat, Inc.(a)(b)	50,264	1,519,481

		81,901,524

Construction & Engineering — 0.2%
AECOM	90,679	6,199,723
Dycom Industries, Inc.(a)	11,679	1,115,695
EMCOR Group, Inc.	32,044	3,700,441
Fluor Corp.(a)(b)	90,639	2,256,005
MasTec, Inc.(a)	18,069	1,147,381
MDU Resources Group, Inc.	130,528	3,569,941
Quanta Services, Inc.	42,953	5,471,783

		23,460,969

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	17,187	5,535,761
Vulcan Materials Co.	45,102	7,113,036

		12,648,797

Consumer Finance — 0.4%
American Express Co.	218,091	29,422,657
Bread Financial Holdings, Inc.	30,415	956,552
Capital One Financial Corp.	129,298	11,917,397
FirstCash Holdings, Inc.	24,732	1,814,092
Synchrony Financial	135,429	3,817,743

		47,928,441

Containers & Packaging — 0.5%
Amcor PLC	974,892	10,460,591
AptarGroup, Inc.	23,253	2,209,733
Avery Dennison Corp.(b)	26,170	4,257,859
Ball Corp.	203,193	9,818,286
Greif, Inc., Class A, NVS	18,209	1,084,710
International Paper Co.	233,339	7,396,846
Packaging Corp. of America	61,033	6,853,396
Sealed Air Corp.	42,654	1,898,529
Silgan Holdings, Inc.	53,960	2,268,478
Sonoco Products Co.	62,999	3,573,933
Westrock Co.	164,984	5,096,356

		54,918,717

Distributors — 0.2%
Genuine Parts Co.	91,598	13,677,413
LKQ Corp.	95,890	4,521,214

		18,198,627

Diversified Consumer Services — 0.0%
Graham Holdings Co., Class B	2,432	1,308,368
Grand Canyon Education, Inc.(a)	20,913	1,720,094
H&R Block, Inc.	56,030	2,383,516

		5,411,978

Diversified Financial Services — 3.0%
Berkshire Hathaway, Inc., Class B(a)	1,171,889	312,917,801
Voya Financial, Inc.	62,669	3,791,474

		316,709,275

Diversified Telecommunication Services — 1.7%
AT&T Inc.	4,626,971	70,977,735
Frontier Communications Parent, Inc.(a)	113,982	2,670,598
Iridium Communications, Inc.(a)	40,003	1,774,933
Lumen Technologies, Inc.	622,596	4,532,499
Verizon Communications, Inc.	2,726,910	103,540,773

		183,496,538

S C H E D U L E S O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities — 3.8%
ALLETE, Inc.	37,914	$1,897,596
Alliant Energy Corp.	162,789	8,626,189
American Electric Power Co., Inc.	333,574	28,837,472
Constellation Energy Corp.	212,222	17,654,748
Duke Energy Corp.	499,946	46,504,977
Edison International	247,668	14,013,056
Entergy Corp.	132,629	13,346,456
Evergy, Inc.	148,990	8,850,006
Eversource Energy	224,945	17,536,712
Exelon Corp.	643,954	24,122,517
FirstEnergy Corp.	352,113	13,028,181
Hawaiian Electric Industries, Inc.	70,034	2,427,379
IDACORP, Inc.	32,941	3,261,489
NextEra Energy, Inc.	1,275,747	100,031,322
OGE Energy Corp.	81,081	2,956,213
PG&E Corp.(a)	1,172,320	14,654,000
Pinnacle West Capital Corp.	74,075	4,778,578
PNM Resources, Inc.	55,084	2,518,991
Portland General Electric Co.	57,789	2,511,510
PPL Corp.	476,558	12,080,745
Southern Co.	690,217	46,934,756
Xcel Energy, Inc.	355,163	22,730,432

		409,303,325

Electrical Equipment — 0.9%
AMETEK, Inc.	149,070	16,906,029
Eaton Corp. PLC	258,622	34,489,830
Emerson Electric Co.	383,936	28,111,794
EnerSys	26,942	1,567,216
Hubbell, Inc.	16,165	3,604,795
nVent Electric PLC	44,309	1,400,607
Regal Rexnord Corp.	25,121	3,525,984
Rockwell Automation, Inc.	35,752	7,690,613
Sunrun, Inc.(a)	137,553	3,795,087

		101,091,955

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	182,086	12,192,479
Arrow Electronics, Inc.(a)	41,955	3,867,832
Avnet, Inc.	60,802	2,196,168
Belden, Inc.	28,700	1,722,574
CDW Corp.	36,327	5,669,918
Cognex Corp.(b)	42,417	1,758,185
Coherent Corp.(a)	43,436	1,513,745
Corning, Inc.	495,820	14,388,696
IPG Photonics Corp.(a)(b)	21,667	1,827,611
Jabil, Inc.	49,578	2,861,146
Keysight Technologies, Inc.(a)	29,161	4,588,775
Littelfuse, Inc.	6,212	1,234,262
National Instruments Corp.	39,915	1,506,392
Novanta, Inc.(a)(b)	8,078	934,221
TD SYNNEX Corp.	27,868	2,262,603
TE Connectivity Ltd.	207,671	22,918,572
Teledyne Technologies, Inc.(a)(b)	30,305	10,227,028
Trimble, Inc.(a)	71,003	3,853,333
Vishay Intertechnology, Inc.	85,246	1,516,526
Vontier Corp.	102,491	1,712,625
Zebra Technologies Corp., Class A(a)	8,943	2,343,155

		101,095,846

Energy Equipment & Services — 0.6%
Baker Hughes Co.	656,362	13,757,348
ChampionX Corp.	68,740	1,345,242
Halliburton Co.	588,675	14,493,178

Security	Shares	Value

Energy Equipment & Services (continued)
NOV, Inc.	258,851	$4,188,209
Schlumberger NV	918,372	32,969,555

		66,753,532

Entertainment — 1.8%
Activision Blizzard, Inc.	462,241	34,362,996
Electronic Arts, Inc.	171,510	19,845,422
Live Nation Entertainment, Inc.(a)	52,935	4,025,177
Take-Two Interactive Software, Inc.(a)(b)	38,741	4,222,769
Walt Disney Co.(a)	1,183,727	111,660,968
Warner Bros Discovery, Inc.(a)	1,434,395	16,495,543
World Wrestling Entertainment, Inc., Class A	10,854	761,625

		191,374,500

Equity Real Estate Investment Trusts (REITs) — 3.6%
Alexandria Real Estate Equities, Inc.	96,127	13,476,044
American Tower Corp.	148,133	31,804,155
Apartment Income REIT Corp.	53,545	2,067,908
AvalonBay Communities, Inc.	52,430	9,657,082
Boston Properties, Inc.	92,331	6,922,055
Brixmor Property Group, Inc.	85,792	1,584,578
Corporate Office Properties Trust	72,103	1,674,953
Cousins Properties, Inc.	99,837	2,331,194
Crown Castle, Inc.	154,647	22,354,224
Digital Realty Trust, Inc.	186,619	18,508,872
Douglas Emmett, Inc.	60,916	1,092,224
Duke Realty Corp.	87,584	4,221,549
EPR Properties	48,023	1,722,105
Equinix, Inc.	31,935	18,165,905
Equity Residential	219,795	14,774,620
Essex Property Trust, Inc.	23,799	5,764,832
Federal Realty Investment Trust	27,359	2,465,593
First Industrial Realty Trust, Inc.	26,670	1,195,083
Healthcare Realty Trust, Inc.	125,841	2,623,785
Healthpeak Properties, Inc.	350,089	8,024,040
Highwoods Properties, Inc.	67,153	1,810,445
Host Hotels & Resorts, Inc.	465,120	7,386,106
Invitation Homes, Inc.	204,142	6,893,875
Iron Mountain, Inc.	74,686	3,283,943
JBG SMITH Properties	65,073	1,209,056
Kilroy Realty Corp.	67,278	2,833,077
Kimco Realty Corp.	401,046	7,383,257
Kite Realty Group Trust	140,606	2,421,235
Lamar Advertising Co., Class A	19,096	1,575,229
Macerich Co.	136,804	1,086,224
Medical Properties Trust, Inc.	390,120	4,626,823
Mid-America Apartment Communities, Inc.	28,661	4,444,461
National Retail Properties, Inc.	64,655	2,577,148
Omega Healthcare Investors, Inc.	153,499	4,526,685
Park Hotels & Resorts, Inc.	142,615	1,605,845
Pebblebrook Hotel Trust	84,470	1,225,660
Physicians Realty Trust	147,886	2,224,205
PotlatchDeltic Corp.	29,499	1,210,639
Prologis, Inc.	192,133	19,520,713
Public Storage	41,963	12,287,186
Rayonier, Inc.	36,847	1,104,305
Realty Income Corp.	400,997	23,338,025
Regency Centers Corp.	100,828	5,429,588
Sabra Health Care REIT, Inc.	152,409	1,999,606
SBA Communications Corp., Class A	30,744	8,751,280
Simon Property Group, Inc.	85,328	7,658,188
SL Green Realty Corp.	41,212	1,655,074
Spirit Realty Capital, Inc.	89,758	3,245,649
STORE Capital Corp.	173,679	5,441,363

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
UDR, Inc.	89,833	$3,746,934
Ventas, Inc.	258,700	10,391,979
VICI Properties, Inc.	627,027	18,716,756
Vornado Realty Trust	106,592	2,468,671
Welltower, Inc.	300,868	19,351,830
Weyerhaeuser Co.	277,992	7,939,451

		381,801,312

Food & Staples Retailing — 2.4%
BJ’s Wholesale Club Holdings, Inc.(a)	87,794	6,392,281
Casey’s General Stores, Inc.	24,369	4,935,210
Costco Wholesale Corp.	140,934	66,558,900
Grocery Outlet Holding Corp.(a)(b)	55,984	1,863,707
Kroger Co.	422,805	18,497,719
Performance Food Group Co.(a)	101,463	4,357,836
Sprouts Farmers Market, Inc.(a)(b)	67,977	1,886,362
Sysco Corp.	330,810	23,391,575
Walgreens Boots Alliance, Inc.	467,398	14,676,297
Walmart, Inc.	925,522	120,040,204

		262,600,091

Food Products — 2.1%
Archer-Daniels-Midland Co.	363,978	29,282,030
Campbell Soup Co.	130,173	6,133,752
Conagra Brands, Inc.	311,662	10,169,531
Flowers Foods, Inc.	126,146	3,114,545
General Mills, Inc.	386,798	29,632,595
Hershey Co.	52,419	11,556,817
Hormel Foods Corp.	186,792	8,487,829
Ingredion, Inc.	42,575	3,428,139
J M Smucker Co.	68,871	9,463,564
Kellogg Co.	165,222	11,509,365
Kraft Heinz Co.	517,196	17,248,487
Lamb Weston Holdings, Inc.	93,668	7,248,030
Lancaster Colony Corp.	6,955	1,045,197
McCormick & Co., Inc., NVS	163,038	11,619,718
Mondelez International, Inc., Class A	889,916	48,794,094
Pilgrim’s Pride Corp.(a)	30,069	692,188
Post Holdings, Inc.(a)	35,553	2,912,146
Tyson Foods, Inc., Class A	187,627	12,370,248

		224,708,275

Gas Utilities — 0.2%
Atmos Energy Corp.	90,986	9,266,924
National Fuel Gas Co.	28,039	1,725,800
New Jersey Resources Corp.	61,893	2,395,259
ONE Gas, Inc.	35,816	2,521,088
Southwest Gas Holdings, Inc.	40,309	2,811,553
Spire, Inc.	34,965	2,179,369
UGI Corp.	137,213	4,436,096

		25,336,089

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	534,427	51,711,157
ABIOMED, Inc.(a)	13,318	3,271,700
Baxter International, Inc.	328,107	17,671,843
Becton Dickinson and Co.	185,179	41,263,437
Boston Scientific Corp.(a)	929,559	36,001,820
Cooper Cos., Inc.	31,850	8,405,215
DENTSPLY SIRONA, Inc.	140,377	3,979,688
Edwards Lifesciences Corp.(a)	148,310	12,254,855
Enovis Corp.(a)(b)	19,247	886,709
Envista Holdings Corp.(a)	106,474	3,493,412
Globus Medical, Inc., Class A(a)(b)	20,322	1,210,582
Haemonetics Corp.(a)(b)	32,942	2,438,696

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Hologic, Inc.(a)	42,207	$2,723,196
ICU Medical, Inc.(a)(b)	6,870	1,034,622
IDEXX Laboratories, Inc.(a)	16,910	5,509,278
Integra LifeSciences Holdings Corp.(a)	23,012	974,788
Intuitive Surgical, Inc.(a)	72,043	13,503,740
LivaNova PLC(a)	13,672	694,127
Medtronic PLC	862,738	69,666,094
Neogen Corp.(a)	59,446	830,461
NuVasive, Inc.(a)	33,310	1,459,311
ResMed, Inc.	39,881	8,706,022
STERIS PLC	37,825	6,289,541
Stryker Corp.	128,986	26,124,824
Teleflex, Inc.	30,515	6,147,552
Zimmer Biomet Holdings, Inc.	136,117	14,231,032

		340,483,702

Health Care Providers & Services — 5.3%
Acadia Healthcare Co., Inc.(a)	59,281	4,634,589
Amedisys, Inc.(a)(b)	21,142	2,046,334
AmerisourceBergen Corp.	100,810	13,642,617
Cardinal Health, Inc.	176,328	11,757,551
Centene Corp.(a)	371,134	28,877,937
Chemed Corp.	4,251	1,855,817
Cigna Corp.	198,113	54,970,414
CVS Health Corp.	852,427	81,295,963
DaVita, Inc.(a)(b)	36,419	3,014,401
Elevance Health, Inc.	155,838	70,787,853
Encompass Health Corp.	63,836	2,887,302
HCA Healthcare, Inc.	58,529	10,757,045
HealthEquity, Inc.(a)	17,643	1,185,080
Henry Schein, Inc.(a)	88,977	5,852,017
Humana, Inc.	82,172	39,869,033
Laboratory Corp. of America Holdings	27,588	5,650,298
LHC Group, Inc.(a)	20,354	3,331,136
McKesson Corp.	93,327	31,719,047
Molina Healthcare, Inc.(a)	19,237	6,345,132
Patterson Cos., Inc.	55,541	1,334,095
Progyny, Inc.(a)(b)	17,001	630,057
Quest Diagnostics, Inc.	40,653	4,987,717
R1 RCM, Inc.(a)	35,782	663,040
UnitedHealth Group, Inc.	352,262	177,906,400
Universal Health Services, Inc., Class B(b)	42,327	3,732,395

		569,733,270

Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc.(a)(b)	25,778	42,358,667
Caesars Entertainment, Inc.(a)	50,032	1,614,032
Carnival Corp.(a)	645,214	4,535,854
Chipotle Mexican Grill, Inc.(a)(b)	5,947	8,936,914
Choice Hotels International, Inc.	5,697	623,935
Cracker Barrel Old Country Store, Inc.	14,971	1,386,015
Darden Restaurants, Inc.	79,594	10,054,314
Domino’s Pizza, Inc.	7,633	2,367,757
Expedia Group, Inc.(a)	98,412	9,220,220
Hilton Worldwide Holdings, Inc.	105,075	12,674,147
Las Vegas Sands Corp.(a)	214,815	8,059,859
Marriott International, Inc., Class A	179,125	25,102,578
Marriott Vacations Worldwide Corp.	14,030	1,709,696
McDonald’s Corp.	262,736	60,623,705
MGM Resorts International	213,325	6,340,019
Norwegian Cruise Line Holdings Ltd.(a)(b)	269,952	3,066,655
Penn Entertainment, Inc.(a)(b)	102,427	2,817,767
Royal Caribbean Cruises Ltd.(a)	142,423	5,397,832
Starbucks Corp.	365,061	30,760,040

S C H E D U L E S O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	16,978	$1,481,500
Travel + Leisure Co.	55,354	1,888,678
Wendy’s Co.	56,804	1,061,667
Wyndham Hotels & Resorts, Inc.	20,904	1,282,460
Wynn Resorts Ltd.(a)(b)	68,127	4,294,045
Yum! Brands, Inc.	97,933	10,414,195

		258,072,551

Household Durables — 0.5%
DR Horton, Inc.	96,500	6,499,275
Garmin Ltd.	49,425	3,969,322
KB Home	55,009	1,425,833
Leggett & Platt, Inc.	85,636	2,844,828
Lennar Corp., Class A	165,242	12,318,791
Mohawk Industries, Inc.(a)	33,371	3,043,102
Newell Brands, Inc.	114,142	1,585,432
NVR, Inc.(a)	1,073	4,278,137
PulteGroup, Inc.	150,312	5,636,700
Taylor Morrison Home Corp.(a)	73,796	1,720,923
Toll Brothers, Inc.	69,903	2,935,926
Whirlpool Corp.	35,636	4,804,089

		51,062,358

Household Products — 2.6%
Church & Dwight Co., Inc.	157,931	11,282,591
Clorox Co.	80,350	10,316,137
Colgate-Palmolive Co.	541,600	38,047,400
Energizer Holdings, Inc.	44,683	1,123,330
Kimberly-Clark Corp.	219,220	24,671,019
Procter & Gamble Co.	1,551,560	195,884,450

		281,324,927

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	433,698	9,801,575
Ormat Technologies, Inc.	18,913	1,630,300

		11,431,875

Industrial Conglomerates — 1.5%
3M Co.	359,465	39,720,883
General Electric Co.	711,998	44,079,796
Honeywell International, Inc.	437,431	73,037,854

		156,838,533

Insurance — 3.8%
Aflac, Inc.	373,380	20,983,956
Alleghany Corp.(a)	8,791	7,378,902
Allstate Corp.	175,507	21,855,887
American Financial Group, Inc.	24,457	3,006,499
American International Group, Inc.	493,745	23,443,013
Aon PLC, Class A	54,782	14,674,454
Arthur J. Gallagher & Co.	76,803	13,150,210
Assurant, Inc.	34,390	4,995,835
Brighthouse Financial, Inc.(a)(b)	46,958	2,038,916
Brown & Brown, Inc.	46,774	2,828,892
Chubb Ltd.	271,178	49,321,855
Cincinnati Financial Corp.	55,145	4,939,338
CNO Financial Group, Inc.	73,169	1,314,847
Everest Re Group Ltd.	25,621	6,723,975
First American Financial Corp.	38,024	1,752,906
Globe Life, Inc.	59,541	5,936,238
Hanover Insurance Group, Inc.	22,981	2,944,785
Hartford Financial Services Group, Inc.	209,453	12,973,519
Kemper Corp.	41,729	1,721,739
Lincoln National Corp.	101,274	4,446,941
Loews Corp.	130,718	6,514,985

Security	Shares	Value

Insurance (continued)
Marsh & McLennan Cos., Inc.	126,365	$18,865,031
MetLife, Inc.	435,033	26,441,306
Old Republic International Corp.	188,450	3,944,258
Primerica, Inc.	9,074	1,120,185
Principal Financial Group, Inc.	151,526	10,932,601
Progressive Corp.	379,788	44,135,163
Prudential Financial, Inc.	241,546	20,719,816
Reinsurance Group of America, Inc.	43,504	5,473,238
RenaissanceRe Holdings Ltd.	28,380	3,984,268
RLI Corp.	11,195	1,146,144
Selective Insurance Group, Inc.	38,985	3,173,379
Travelers Cos., Inc.	154,089	23,606,435
Unum Group	122,913	4,769,024
W R Berkley Corp.	133,532	8,623,497
Willis Towers Watson PLC	71,401	14,347,317

		404,229,354

Interactive Media & Services — 0.2%
Match Group, Inc.(a)	184,915	8,829,691
TripAdvisor, Inc.(a)	36,957	816,011
Twitter, Inc.(a)	225,916	9,904,157

		19,549,859

Internet & Direct Marketing Retail — 0.0%
eBay, Inc.	83,321	3,067,046

IT Services — 4.9%
Accenture PLC, Class A	172,504	44,385,279
Akamai Technologies, Inc.(a)(b)	60,627	4,869,561
Automatic Data Processing, Inc.	126,805	28,682,023
Broadridge Financial Solutions, Inc.	42,644	6,154,382
Cognizant Technology Solutions Corp., Class A	336,202	19,311,443
DXC Technology Co.(a)	150,288	3,679,050
Euronet Worldwide, Inc.(a)	20,331	1,540,277
Fidelity National Information Services, Inc.	394,766	29,832,467
Fiserv, Inc.(a)(b)	415,288	38,858,498
FleetCor Technologies, Inc.(a)	48,449	8,535,260
Genpact Ltd.	37,761	1,652,799
Global Payments, Inc.	179,968	19,445,542
International Business Machines Corp.	586,442	69,675,174
Jack Henry & Associates, Inc.	47,512	8,660,012
Kyndryl Holdings, Inc.(a)	133,365	1,102,929
Mastercard, Inc., Class A	293,619	83,487,626
Paychex, Inc.	97,996	10,996,131
PayPal Holdings, Inc.(a)	345,416	29,729,955
Sabre Corp.(a)(b)	107,825	555,299
VeriSign, Inc.(a)	32,341	5,617,632
Visa, Inc., Class A(b)	605,131	107,501,522
Western Union Co.	249,959	3,374,447
WEX, Inc.(a)	16,467	2,090,321

		529,737,629

Leisure Products — 0.1%
Hasbro, Inc.	84,904	5,724,227
Polaris, Inc.	20,432	1,954,321
Topgolf Callaway Brands Corp.(a)	90,546	1,743,916

		9,422,464

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	77,563	9,427,782
Bio-Rad Laboratories, Inc., Class A(a)	6,349	2,648,422
Danaher Corp.	136,030	35,135,189
Illumina, Inc.(a)(b)	52,163	9,952,179
IQVIA Holdings, Inc.(a)	32,641	5,912,591
Mettler-Toledo International, Inc.(a)(b)	5,448	5,906,286

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Sotera Health Co.(a)	15,285	$104,244
Waters Corp.(a)	10,197	2,748,397

		71,835,090

Machinery — 2.5%
AGCO Corp.	40,467	3,891,711
Caterpillar, Inc.	342,775	56,242,522
Crane Holdings Co.	16,416	1,437,057
Cummins, Inc.	91,350	18,590,639
Deere & Co.	97,522	32,561,621
Donaldson Co., Inc.	38,776	1,900,412
Dover Corp.	50,030	5,832,497
Esab Corp.	16,984	566,586
Flowserve Corp.	83,512	2,029,342
Fortive Corp.	230,603	13,444,155
Graco, Inc.	43,730	2,621,614
IDEX Corp.	28,772	5,750,084
Illinois Tool Works, Inc.	107,942	19,499,722
Ingersoll Rand, Inc.	261,658	11,319,325
ITT, Inc.	24,164	1,578,876
Kennametal, Inc.	53,804	1,107,286
Lincoln Electric Holdings, Inc.	16,031	2,015,417
Middleby Corp.(a)(b)	12,933	1,657,623
Nordson Corp.	14,098	2,992,582
Oshkosh Corp.	42,993	3,021,978
Otis Worldwide Corp.	163,440	10,427,472
PACCAR, Inc.	225,776	18,895,193
Parker-Hannifin Corp.	83,220	20,165,038
Pentair PLC	44,615	1,812,707
Snap-on, Inc.	34,473	6,941,139
Stanley Black & Decker, Inc.	95,978	7,218,505
Terex Corp.	44,790	1,332,055
Timken Co.	44,342	2,617,952
Westinghouse Air Brake Technologies Corp.	118,172	9,613,292
Xylem, Inc.(b)	68,685	6,000,322

		273,084,724

Marine — 0.0%
Kirby Corp.(a)(b)	38,513	2,340,435

Media — 1.4%
Cable One, Inc.	1,293	1,102,994
Charter Communications, Inc., Class A(a)	71,977	21,834,223
Comcast Corp., Class A	2,859,418	83,866,730
DISH Network Corp., Class A(a)	160,386	2,218,138
Fox Corp., Class A, NVS	198,335	6,084,918
Fox Corp., Class B	90,806	2,587,971
Interpublic Group of Cos., Inc.	252,547	6,465,203
John Wiley & Sons, Inc., Class A	13,956	524,187
New York Times Co., Class A	45,012	1,294,095
News Corp., Class A, NVS	252,454	3,814,580
News Corp., Class B	78,240	1,206,461
Omnicom Group, Inc.	133,227	8,405,291
Paramount Global, Class B, NVS	330,269	6,288,322
TEGNA, Inc.	79,492	1,643,895

		147,337,008

Metals & Mining — 0.6%
Alcoa Corp.	69,079	2,325,199
Commercial Metals Co.	77,318	2,743,243
Freeport-McMoRan, Inc.	519,531	14,198,782
Newmont Corp.	514,209	21,612,204
Nucor Corp.	78,189	8,365,441
Reliance Steel & Aluminum Co.	39,418	6,874,894
Royal Gold, Inc.	17,282	1,621,397

Security	Shares	Value

Metals & Mining (continued)
United States Steel Corp.	155,106	$2,810,521
Worthington Industries, Inc.	20,750	791,405

		61,343,086

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	282,197	4,842,500

Multiline Retail — 0.8%
Dollar General Corp.	147,391	35,353,205
Dollar Tree, Inc.(a)	137,057	18,653,458
Kohl’s Corp.	83,212	2,092,782
Macy’s, Inc.	176,344	2,763,311
Nordstrom, Inc.	71,807	1,201,331
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	38,749	1,999,448
Target Corp.	135,483	20,104,322

		82,167,857

Multi-Utilities — 1.7%
Ameren Corp.	167,217	13,469,329
Black Hills Corp.	42,522	2,880,015
CenterPoint Energy, Inc.	408,029	11,498,257
CMS Energy Corp.	187,975	10,947,664
Consolidated Edison, Inc.	230,234	19,744,868
Dominion Energy, Inc.	540,548	37,357,272
DTE Energy Co.	125,547	14,444,182
NiSource, Inc.	262,814	6,620,285
NorthWestern Corp.	35,681	1,758,360
Public Service Enterprise Group, Inc.	325,018	18,275,762
Sempra Energy	204,081	30,599,905
WEC Energy Group, Inc.	204,813	18,316,427

		185,912,326

Oil, Gas & Consumable Fuels — 6.9%
APA Corp.	95,407	3,261,965
Chevron Corp.	1,169,300	167,993,331
CNX Resources Corp.(a)	64,802	1,006,375
ConocoPhillips	826,591	84,593,323
Coterra Energy, Inc.	516,084	13,480,114
DT Midstream, Inc.	36,171	1,876,913
EOG Resources, Inc.	205,482	22,958,504
EQT Corp.	239,197	9,747,278
Equitrans Midstream Corp.	282,845	2,115,681
Exxon Mobil Corp.	2,706,080	236,267,845
Hess Corp.	52,820	5,756,852
HF Sinclair Corp.	94,983	5,113,885
Kinder Morgan, Inc.	1,287,347	21,421,454
Marathon Oil Corp.	438,411	9,899,320
Marathon Petroleum Corp.	323,763	32,159,379
Occidental Petroleum Corp.(b)	285,479	17,542,684
ONEOK, Inc.	165,090	8,459,212
PetroCorp Escrow(a)(d)	190	—
Phillips 66	312,351	25,212,973
Pioneer Natural Resources Co.	68,141	14,754,571
Range Resources Corp.	50,225	1,268,683
Southwestern Energy Co.(a)	259,756	1,589,707
Valero Energy Corp.	255,806	27,332,871
Williams Cos., Inc.	791,199	22,652,027

		736,464,947

Personal Products — 0.2%
BellRing Brands, Inc.(a)(b)	88,513	1,824,253
Coty, Inc., Class A(a)(b)	229,678	1,451,565
Estee Lauder Cos., Inc., Class A(b)	61,691	13,319,087
Nu Skin Enterprises, Inc., Class A	31,885	1,064,002

		17,658,907

S C H E D U L E S O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 5.9%
Bristol-Myers Squibb Co.	1,386,440	$98,562,020
Catalent, Inc.(a)	46,493	3,364,233
Jazz Pharmaceuticals PLC(a)	41,164	5,486,750
Johnson & Johnson	1,707,146	278,879,371
Merck & Co., Inc.	1,644,877	141,656,807
Organon & Co.	166,345	3,892,473
Perrigo Co. PLC	88,959	3,172,278
Pfizer, Inc.	1,676,306	73,355,151
Viatris, Inc.	784,851	6,686,930
Zoetis, Inc.	103,084	15,286,326

		630,342,339

Professional Services — 0.5%
CACI International, Inc., Class A(a)	15,267	3,985,603
CoStar Group, Inc.(a)(b)	129,074	8,990,004
Jacobs Solutions, Inc.	46,269	5,019,724
KBR, Inc.	31,463	1,359,831
Leidos Holdings, Inc.	88,515	7,742,407
ManpowerGroup, Inc.	33,109	2,141,821
Nielsen Holdings PLC(a)	235,246	6,521,019
Robert Half International, Inc.	22,973	1,757,434
Science Applications International Corp.	35,802	3,165,971
Verisk Analytics, Inc.(b)	49,935	8,515,416

		49,199,230

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	104,272	7,039,403
Jones Lang LaSalle, Inc.(a)	15,859	2,395,819

		9,435,222

Road & Rail — 1.2%
CSX Corp.	1,390,328	37,038,338
JB Hunt Transport Services, Inc.	22,477	3,515,852
Knight-Swift Transportation Holdings, Inc.	104,174	5,097,234
Landstar System, Inc.(b)	8,156	1,177,482
Norfolk Southern Corp.	152,509	31,973,512
Ryder System, Inc.	32,838	2,478,940
Union Pacific Corp.	239,231	46,606,983
Werner Enterprises, Inc.	38,953	1,464,633
XPO Logistics, Inc.(a)	75,165	3,346,346

		132,699,320

Semiconductors & Semiconductor Equipment — 2.7%
Amkor Technology, Inc.	37,951	647,065
Analog Devices, Inc.	337,517	47,029,619
Broadcom, Inc.	112,746	50,060,352
Cirrus Logic, Inc.(a)	19,628	1,350,406
First Solar, Inc.(a)	26,154	3,459,390
Intel Corp.	2,666,055	68,704,237
MACOM Technology Solutions Holdings, Inc.(a)(b)	6,984	361,701
Microchip Technology, Inc.	186,544	11,384,780
Micron Technology, Inc.	716,280	35,885,628
MKS Instruments, Inc.	16,358	1,351,825
NXP Semiconductors N.V.	62,868	9,273,659
ON Semiconductor Corp.(a)	67,510	4,207,898
Qorvo, Inc.(a)	34,415	2,732,895
Semtech Corp.(a)	14,026	412,505
Skyworks Solutions, Inc.	55,176	4,704,858
SolarEdge Technologies, Inc.(a)(b)	9,029	2,089,852
Texas Instruments, Inc.	302,573	46,832,249
Wolfspeed, Inc.(a)(b)	35,879	3,708,453

		294,197,372

Software — 1.1%
ACI Worldwide, Inc.(a)	41,260	862,334

Security	Shares	Value

Software (continued)
ANSYS, Inc.(a)(b)	21,668	$4,803,796
Autodesk, Inc.(a)	50,738	9,477,858
Blackbaud, Inc.(a)	9,540	420,332
Ceridian HCM Holding, Inc.(a)	59,019	3,297,982
Citrix Systems, Inc.(a)	80,383	8,351,794
CommVault Systems, Inc.(a)	10,231	542,652
Envestnet, Inc.(a)	5,993	266,089
Fair Isaac Corp.(a)(b)	6,869	2,830,097
NCR Corp.(a)	88,474	1,681,891
NortonLifeLock, Inc.	384,443	7,742,682
Paycom Software, Inc.(a)	7,741	2,554,452
PTC, Inc.(a)	33,945	3,550,647
Roper Technologies, Inc.	68,834	24,755,460
Salesforce, Inc.(a)	251,967	36,242,933
Synopsys, Inc.(a)	32,815	10,025,311
Tyler Technologies, Inc.(a)	10,413	3,618,517

		121,024,827

Specialty Retail — 1.4%
Advance Auto Parts, Inc.	20,306	3,174,640
AutoNation, Inc.(a)(b)	13,384	1,363,428
Bath & Body Works, Inc.	52,249	1,703,317
Best Buy Co., Inc.	129,418	8,197,336
CarMax, Inc.(a)(b)	48,834	3,224,021
Foot Locker, Inc.	52,528	1,635,197
Gap, Inc.	137,788	1,131,240
Home Depot, Inc.	160,157	44,193,723
Lithia Motors, Inc.	17,992	3,860,184
Murphy USA, Inc.(b)	14,043	3,860,561
Ross Stores, Inc.(b)	227,212	19,147,155
TJX Cos., Inc.	760,752	47,257,914
Ulta Beauty, Inc.(a)	14,822	5,946,438
Victoria’s Secret & Co.(a)	27,687	806,245

		145,501,399

Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co.	846,242	10,137,979
HP, Inc.	297,570	7,415,445
NetApp, Inc.	41,591	2,572,403
Seagate Technology Holdings PLC	35,395	1,884,076
Western Digital Corp.(a)	204,534	6,657,582
Xerox Holdings Corp.	72,017	941,982

		29,609,467

Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(a)	34,955	1,343,670
Carter’s, Inc.	25,496	1,670,753
Columbia Sportswear Co.	10,417	701,064
Hanesbrands, Inc.	224,070	1,559,527
Nike, Inc., Class B	377,430	31,371,982
PVH Corp.	43,317	1,940,602
Ralph Lauren Corp.	28,049	2,382,201
Skechers USA, Inc., Class A(a)	45,783	1,452,237
Tapestry, Inc.	163,112	4,637,274
Under Armour, Inc., Class A(a)	68,992	458,797
Under Armour, Inc., Class C, NVS(a)	78,715	469,141
VF Corp.	215,844	6,455,894

		54,443,142

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	70,996	2,475,631
MGIC Investment Corp.	198,384	2,543,283
New York Community Bancorp, Inc.	310,246	2,646,398

		7,665,312

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 1.2%
Altria Group, Inc.	1,169,289	$47,215,890
Philip Morris International, Inc.	1,006,530	83,552,055

		130,767,945

Trading Companies & Distributors — 0.3%
Fastenal Co.(b)	194,471	8,953,445
GATX Corp.(b)	22,899	1,949,850
MSC Industrial Direct Co., Inc., Class A	30,130	2,193,765
United Rentals, Inc.(a)	18,162	4,905,919
Univar Solutions, Inc.(a)(b)	109,751	2,495,738
Watsco, Inc.	7,299	1,879,201
WW Grainger, Inc.(b)	29,368	14,366,532

		36,744,450

Water Utilities — 0.2%
American Water Works Co., Inc.	118,038	15,363,826
Essential Utilities, Inc.	57,673	2,386,509

		17,750,335

Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.(a)	390,844	52,439,539

Total Long-Term Investments — 99.8% (Cost: $11,156,138,126)		10,712,663,733

Security	Shares	Value

Short-Term Securities(c)(e)

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(f)	126,793,811	$126,831,849
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%	11,543,967	11,543,967

Total Short-Term Securities — 1.3% (Cost: $138,329,155)		138,375,816

Total Investments — 101.1% (Cost: $11,294,467,281)		10,851,039,549

Liabilities in Excess of Other Assets — (1.1)%		(122,470,025)

Net Assets — 100.0%		$10,728,569,524

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$70,219,115	$56,558,483	(a)	$—		$25,395	$28,856	$126,831,849	126,793,811	$92,179	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	22,420,000	—		(10,876,033	)(a)	—	—	11,543,967	11,543,967	140,189		—
BlackRock, Inc.	31,448,652	4,525,942		(826,044)		82,821	(9,374,814)	25,856,557	46,988	417,806		—

						$108,216	$(9,345,958)	$164,232,373		$650,174		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	103	12/16/22	$18,548	$(1,723,925)
S&P MidCap 400 E-Mini Index	30	12/16/22	6,625	(606,873)

				$(2,330,798)

S C H E D U L E S O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P U.S. Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,330,798	$—	$—	$—	$2,330,798

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(4,247,871)	$—	$—	$—	$(4,247,871)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(3,823,517)	$—	$—	$—	$(3,823,517)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$29,778,238

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$313,776,991	$—	$—	$313,776,991
Air Freight & Logistics	74,493,789	—	—	74,493,789
Airlines	40,305,062	—	—	40,305,062
Auto Components	25,668,992	—	—	25,668,992
Automobiles	64,621,352	—	—	64,621,352
Banks	582,160,372	—	—	582,160,372
Beverages	290,197,851	—	—	290,197,851
Biotechnology	220,990,056	—	—	220,990,056
Building Products	69,958,693	—	—	69,958,693
Capital Markets	259,693,431	—	—	259,693,431
Chemicals	274,827,769	—	—	274,827,769
Commercial Services & Supplies	57,469,237	—	—	57,469,237
Communications Equipment	81,901,524	—	—	81,901,524
Construction & Engineering	23,460,969	—	—	23,460,969
Construction Materials	12,648,797	—	—	12,648,797
Consumer Finance	47,928,441	—	—	47,928,441
Containers & Packaging	54,918,717	—	—	54,918,717
Distributors	18,198,627	—	—	18,198,627
Diversified Consumer Services	5,411,978	—	—	5,411,978

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Core S&P U.S. Value ETF

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Diversified Financial Services	$316,709,275	$—	$—	$316,709,275
Diversified Telecommunication Services	183,496,538	—	—	183,496,538
Electric Utilities	409,303,325	—	—	409,303,325
Electrical Equipment	101,091,955	—	—	101,091,955
Electronic Equipment, Instruments & Components	101,095,846	—	—	101,095,846
Energy Equipment & Services	66,753,532	—	—	66,753,532
Entertainment	191,374,500	—	—	191,374,500
Equity Real Estate Investment Trusts (REITs)	381,801,312	—	—	381,801,312
Food & Staples Retailing	262,600,091	—	—	262,600,091
Food Products	224,708,275	—	—	224,708,275
Gas Utilities	25,336,089	—	—	25,336,089
Health Care Equipment & Supplies	340,483,702	—	—	340,483,702
Health Care Providers & Services	569,733,270	—	—	569,733,270
Hotels, Restaurants & Leisure	258,072,551	—	—	258,072,551
Household Durables	51,062,358	—	—	51,062,358
Household Products	281,324,927	—	—	281,324,927
Independent Power and Renewable Electricity Producers	11,431,875	—	—	11,431,875
Industrial Conglomerates	156,838,533	—	—	156,838,533
Insurance	404,229,354	—	—	404,229,354
Interactive Media & Services	19,549,859	—	—	19,549,859
Internet & Direct Marketing Retail	3,067,046	—	—	3,067,046
IT Services	529,737,629	—	—	529,737,629
Leisure Products	9,422,464	—	—	9,422,464
Life Sciences Tools & Services	71,835,090	—	—	71,835,090
Machinery	273,084,724	—	—	273,084,724
Marine	2,340,435	—	—	2,340,435
Media	147,337,008	—	—	147,337,008
Metals & Mining	61,343,086	—	—	61,343,086
Mortgage Real Estate Investment Trusts (REITs)	4,842,500	—	—	4,842,500
Multiline Retail	82,167,857	—	—	82,167,857
Multi-Utilities	185,912,326	—	—	185,912,326
Oil, Gas & Consumable Fuels	736,464,947	—	—	736,464,947
Personal Products	17,658,907	—	—	17,658,907
Pharmaceuticals	630,342,339	—	—	630,342,339
Professional Services	49,199,230	—	—	49,199,230
Real Estate Management & Development	9,435,222	—	—	9,435,222
Road & Rail	132,699,320	—	—	132,699,320
Semiconductors & Semiconductor Equipment	294,197,372	—	—	294,197,372
Software	112,673,033	8,351,794	—	121,024,827
Specialty Retail	145,501,399	—	—	145,501,399
Technology Hardware, Storage & Peripherals	29,609,467	—	—	29,609,467
Textiles, Apparel & Luxury Goods	54,443,142	—	—	54,443,142
Thrifts & Mortgage Finance	7,665,312	—	—	7,665,312
Tobacco	130,767,945	—	—	130,767,945
Trading Companies & Distributors	36,744,450	—	—	36,744,450
Water Utilities	17,750,335	—	—	17,750,335
Wireless Telecommunication Services	52,439,539	—	—	52,439,539
Short-Term Securities
Money Market Funds	138,375,816	—	—	138,375,816

	$10,842,687,755	$8,351,794	$—	$10,851,039,549

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,330,798)	$—	$—	$(2,330,798)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	59

Statements of Assets and Liabilities (unaudited)

September 30, 2022

	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$54,866,559,916	$4,156,744,350	$10,366,372,183	$10,686,807,176
Investments, at value — affiliated(c)	3,773,802,603	57,775,398,662	212,487,038	164,232,373
Cash	7,987,123	17,053,513	2,504,246	5,296,320
Cash pledged:
Collateral — OTC derivatives	3,094,000	103,230,000	—	—
Futures contracts	9,613,100	17,910,000	1,133,620	1,937,190
Receivables:
Investments sold	816,866,044	636,823,097	45,544,796	34,937,154
Securities lending income — affiliated	1,654,561	1,008,999	55,469	18,322
Swaps	112,632	—	—	—
Capital shares sold	338,610,736	362,273,645	28,409,443	15,643,896
Dividends — unaffiliated	69,328,655	74,662,758	2,305,456	14,982,747
Dividends — affiliated	328,494	2,084,454	33,016	40,076

Total assets	59,887,957,864	63,147,189,478	10,658,845,267	10,923,895,254

LIABILITIES
Collateral on securities loaned	3,646,278,536	3,201,861,938	171,451,598	126,787,019
Payables:
Investments purchased	713,070,810	740,803,578	78,183,892	67,769,205
Swaps	—	70,720,849	—	—
Capital shares redeemed	460,884,920	348,420,920	—	—
Investment advisory fees	2,446,694	3,124,527	367,775	380,494
Variation margin on futures contracts	1,198,500	1,802,568	261,507	389,012
Unrealized depreciation on OTC swaps	4,365,683	76,412,249	—	—

Total liabilities	4,828,245,143	4,443,146,629	250,264,772	195,325,730

NET ASSETS	$55,059,712,721	$58,704,042,849	$10,408,580,495	$10,728,569,524

NET ASSETS CONSIST OF:
Paid-in capital	$56,435,005,325	$63,139,095,441	$10,140,441,960	$11,705,800,656
Accumulated earnings (loss)	(1,375,292,604)	(4,435,052,592)	268,138,535	(977,231,132)

NET ASSETS	$55,059,712,721	$58,704,042,849	$10,408,580,495	$10,728,569,524

NET ASSET VALUE
Shares outstanding	$251,000,000	$673,950,000	$129,750,000	$171,450,000

Net asset value	$219.36	$87.10	$80.22	$62.58

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$54,955,154,902	$4,551,004,962	$9,855,844,542	$11,123,594,421
(b) Securities loaned, at value	$3,522,813,342	$3,084,401,547	$165,724,283	$122,090,752
(c) Investments, at cost — affiliated	$3,772,067,321	$61,259,085,033	$216,221,283	$170,872,860

See notes to financial statements.

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended September 30, 2022

	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$550,440,655	$35,564,901	$56,408,329	$135,081,215
Dividends — affiliated	1,120,646	495,316,111	576,677	557,995
Securities lending income — affiliated — net	18,556,304	4,960,562	458,096	92,179
Foreign taxes withheld	—	(444,093)	(27,365)	(15,659)

Total investment income	570,117,605	535,397,481	57,415,737	135,715,730

EXPENSES
Investment advisory	15,213,619	19,656,813	2,288,117	2,338,386

Total expenses	15,213,619	19,656,813	2,288,117	2,338,386

Net investment income	554,903,986	515,740,668	55,127,620	133,377,344

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(481,434,343)	(134,352,677)	(53,846,379)	(43,768,613)
Investments — affiliated	39,547	(271,473,660)	(36,572)	(79,372)
Futures contracts	(14,641,148)	(6,829,671)	(3,561,461)	(4,247,871)
In-kind redemptions — unaffiliated(a)	1,016,166,660	139,847,079	232,134,259	66,919,623
In-kind redemptions — affiliated(a)	—	1,712,773,210	308,838	187,588
Swaps	(13,106,377)	(94,392,877)	—	—

	507,024,339	1,345,571,404	174,998,685	19,011,355

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(12,719,446,522)	(1,154,127,528)	(3,288,652,087)	(2,197,000,436)
Investments — affiliated	1,647,404	(14,139,340,800)	(10,565,316)	(9,345,958)
Futures contracts	(15,649,286)	(15,843,386)	(2,845,741)	(3,823,517)
Swaps	(5,848,186)	(87,003,947)	—	—

	(12,739,296,590)	(15,396,315,661)	(3,302,063,144)	(2,210,169,911)

Net realized and unrealized loss	(12,232,272,251)	(14,050,744,257)	(3,127,064,459)	(2,191,158,556)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,677,368,265)	$(13,535,003,589)	$(3,071,936,839)	$(2,057,781,212)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets

	iShares Core S&P Mid-Cap ETF		iShares Core S&P Small-Cap ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$554,903,986	$811,894,676	$515,740,668	$722,885,353
Net realized gain	507,024,339	4,258,650,564	1,345,571,404	5,970,340,526
Net change in unrealized appreciation (depreciation)	(12,739,296,590)	(2,379,387,402)	(15,396,315,661)	(6,138,369,512)

Net increase (decrease) in net assets resulting from operations	(11,677,368,265)	2,691,157,838	(13,535,003,589)	554,856,367

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(534,910,588)	(842,798,749)	(502,436,760)	(1,058,667,702)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,248,172,721	3,037,584,731	671,203,633	4,301,078,815

NET ASSETS
Total increase (decrease) in net assets	(10,964,106,132)	4,885,943,820	(13,366,236,716)	3,797,267,480
Beginning of period	66,023,818,853	61,137,875,033	72,070,279,565	68,273,012,085

End of period	$55,059,712,721	$66,023,818,853	$58,704,042,849	$72,070,279,565

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Core S&P U.S. Growth ETF		iShares Core S&P U.S. Value ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$55,127,620	$85,009,485	$133,377,344	$222,080,510
Net realized gain	174,998,685	1,351,036,924	19,011,355	543,813,091
Net change in unrealized appreciation (depreciation)	(3,302,063,144)	327,529,213	(2,210,169,911)	448,061,179

Net increase (decrease) in net assets resulting from operations	(3,071,936,839)	1,763,575,622	(2,057,781,212)	1,213,954,780

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(53,419,613)	(85,386,412)	(128,676,770)	(219,854,566)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	676,603,699	717,396,779	791,172,816	2,044,887,472

NET ASSETS
Total increase (decrease) in net assets	(2,448,752,753)	2,395,585,989	(1,395,285,166)	3,038,987,686
Beginning of period	12,857,333,248	10,461,747,259	12,123,854,690	9,084,867,004

End of period	$10,408,580,495	$12,857,333,248	$10,728,569,524	$12,123,854,690

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$268.39		$260.16	$143.87	$189.34	$187.51	$171.29

Net investment income(a)	2.24		3.41	2.74	3.12	2.85	2.69
Net realized and unrealized gain (loss)(b)	(49.13)		8.35	116.36	(45.14)	1.84	15.96

Net increase (decrease) from investment operations	(46.89)		11.76	119.10	(42.02)	4.69	18.65

Distributions from net investment income(c)	(2.14)		(3.53)	(2.81)	(3.45)	(2.86)	(2.43)

Net asset value, end of period	$219.36		$268.39	$260.16	$143.87	$189.34	$187.51

Total Return(d)
Based on net asset value	(17.50	)%(e)	4.51%	83.36%	(22.53)%	2.50%	10.95%

Ratios to Average Net Assets(f)
Total expenses	0.05	%(g)	0.05%	0.05%	0.07%	0.07%	0.07%

Net investment income	1.82	%(g)	1.26%	1.36%	1.62%	1.50%	1.49%

Supplemental Data
Net assets, end of period (000)	$55,059,713		$66,023,819	$61,137,875	$35,722,456	$48,206,329	$44,663,981

Portfolio turnover rate(h)	9%		16%	20%	15%	17%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$107.93		$108.34	$56.22		$77.13	$77.05	$69.23

Net investment income(a)	0.78		1.13	1.03		1.06	1.09	0.98
Net realized and unrealized gain (loss)(b)	(20.85)		0.12	52.13		(20.77)	0.11	7.78

Net increase (decrease) from investment operations	(20.07)		1.25	53.16		(19.71)	1.20	8.76

Distributions from net investment income(c)	(0.76)		(1.66)	(1.04)		(1.20)	(1.12)	(0.94)

Net asset value, end of period	$87.10		$107.93	$108.34		$56.22	$77.13	$77.05

Total Return(d)
Based on net asset value	(18.63	)%(e)	1.12%	95.23	%(f)	(25.89)%	1.53%	12.71%

Ratios to Average Net Assets(g)
Total expenses	0.06	%(h)	0.06%	0.06%		0.07%	0.07%	0.07%

Net investment income	1.57	%(h)	1.02%	1.28%		1.36%	1.35%	1.33%

Supplemental Data
Net assets, end of period (000)	$58,704,043		$72,070,280	$68,273,012		$31,863,332	$43,064,083	$36,636,388

Portfolio turnover rate(i)	10%		16%	20%		16%	14%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Growth ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$105.47		$90.74	$57.16	$60.31	$54.56	$46.36

Net investment income(a)	0.44		0.72	0.76	0.92	0.81	0.76
Net realized and unrealized gain (loss)(b)	(25.27)		14.73	33.62	(2.97)	5.68	8.16

Net increase (decrease) from investment operations	(24.83)		15.45	34.38	(2.05)	6.49	8.92

Distributions from net investment income(c)	(0.42)		(0.72)	(0.80)	(1.10)	(0.74)	(0.72)

Net asset value, end of period	$80.22		$105.47	$90.74	$57.16	$60.31	$54.56

Total Return(d)
Based on net asset value	(23.57	)%(e)	17.03%	60.34%	(3.54)%	11.95%	19.33%

Ratios to Average Net Assets(f)
Total expenses	0.04	%(g)	0.04%	0.04%	0.04%	0.04%	0.05%

Net investment income	0.96	%(g)	0.69%	0.96%	1.44%	1.41%	1.46%

Supplemental Data
Net assets, end of period (000)	$10,408,580		$12,857,333	$10,461,747	$6,893,329	$5,985,790	$3,693,673

Portfolio turnover rate(h)	2%		15%	14%	35%	31%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Value ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$75.80		$68.82	$46.23	$54.82	$53.08	$50.45

Net investment income(a)	0.81		1.50	1.43	1.45	1.37	1.28
Net realized and unrealized gain (loss)(b)	(13.26)		6.93	22.60	(8.57)	1.68	2.51

Net increase (decrease) from investment operations	(12.45)		8.43	24.03	(7.12)	3.05	3.79

Distributions from net investment income(c)	(0.77)		(1.45)	(1.44)	(1.47)	(1.31)	(1.16)

Net asset value, end of period	$62.58		$75.80	$68.82	$46.23	$54.82	$53.08

Total Return(d)
Based on net asset value	(16.49	)%(e)	12.33%	52.59%	(13.34)%	5.83%	7.55%

Ratios to Average Net Assets(f)
Total expenses	0.04	%(g)	0.04%	0.04%	0.04%	0.04%	0.05%

Net investment income	2.28	%(g)	2.04%	2.48%	2.52%	2.53%	2.42%

Supplemental Data
Net assets, end of period (000)	$10,728,570		$12,123,855	$9,084,867	$5,270,383	$5,208,349	$3,434,150

Portfolio turnover rate(h)	2%		20%	25%	34%	35%	27%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P U.S. Growth(a)	Diversified
Core S&P U.S. Value	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdiction in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount	(b)

Core S&P Mid-Cap
Barclays Bank PLC	$35,548,522	$(35,548,522)	$—		$—
Barclays Capital, Inc.	10,572,759	(10,572,759)	—		—
BMO Capital Markets Corp.	2,942,983	(2,942,983)	—		—
BNP Paribas SA	475,265,387	(475,265,387)	—		—
BofA Securities, Inc.	186,576,894	(186,576,894)	—		—
Citadel Clearing LLC	5,152,533	(5,152,533)	—		—
Citigroup Global Markets, Inc.	110,537,843	(110,537,843)	—		—
Credit Suisse Securities (USA) LLC	721,161	(721,161)	—		—
Deutsche Bank Securities, Inc.	1,073,260	(1,073,260)	—		—
Goldman Sachs & Co. LLC	741,955,017	(741,955,017)	—		—
HSBC Bank PLC	78,578,386	(78,578,386)	—		—
ING Financial Markets LLC	598,094	(598,094)	—		—
J.P. Morgan Securities LLC	474,090,330	(474,090,330)	—		—
Jefferies LLC	18,630,276	(18,630,276)	—		—
Mizuho Securities USA LLC	84,350	(84,350)	—		—
Morgan Stanley	483,727,136	(483,727,136)	—		—
National Financial Services LLC	29,445,694	(29,445,694)	—		—
Natixis SA	14,372,091	(14,372,091)	—		—
Nomura Securities International, Inc.	3,910	(3,910)	—		—
RBC Capital Market LLC	197,841,069	(197,841,069)	—		—
Scotia Capital (USA), Inc.	68,986,018	(68,986,018)	—		—
SG Americas Securities LLC	6,806,525	(6,806,525)	—		—
State Street Bank & Trust Co.	30,973,949	(30,973,949)	—		—
Toronto-Dominion Bank	118,275,857	(118,275,857)	—		—
UBS AG	342,086,008	(342,086,008)	—		—
UBS Securities LLC	34,014,088	(34,014,088)	—		—
Virtu Americas LLC	14,504,658	(14,504,658)	—		—
Wells Fargo Bank N.A.	35,307,599	(35,307,599)	—		—
Wells Fargo Securities LLC	4,140,945	(4,140,945)	—		—

	$3,522,813,342	$(3,522,813,342)	$—		$—

Core S&P Small-Cap
Barclays Bank PLC	$11,593,447	$(11,593,447)	$—		$—
Barclays Capital, Inc.	5,284,441	(5,284,441)	—		—
BMO Capital Markets Corp.	139,769	(139,769)	—		—
BNP Paribas SA	416,861,249	(416,861,249)	—		—
BofA Securities, Inc.	175,589,647	(175,589,647)	—		—
Citadel Clearing LLC	11,792,213	(11,792,213)	—		—
Citigroup Global Markets, Inc.	100,488,507	(100,488,507)	—		—
Credit Suisse Securities (USA) LLC	232,965	(232,965)	—		—
Deutsche Bank Securities, Inc.	336,339	(336,339)	—		—
Goldman Sachs & Co. LLC	653,082,080	(653,082,080)	—		—
HSBC Bank PLC	34,064,329	(34,064,329)	—		—
ING Financial Markets LLC	65,618	(65,618)	—		—
J.P. Morgan Securities LLC	497,287,025	(497,287,025)	—		—
Jefferies LLC	51,301,548	(51,301,548)	—		—
Morgan Stanley	434,800,526	(434,800,526)	—		—
National Financial Services LLC	92,738,569	(92,738,569)	—		—
Natixis SA	2,057,105	(2,057,105)	—		—
Nomura Securities International, Inc.	2,680,431	(2,680,431)	—		—
Pershing LLC	4,560,485	(4,560,485)	—		—
RBC Capital Market LLC	9,009,244	(9,009,244)	—		—
Scotia Capital (USA), Inc.	28,955,063	(28,955,063)	—		—
SG Americas Securities LLC	11,153,347	(11,153,347)	—		—
State Street Bank & Trust Co.	108,729,925	(108,729,925)	—		—
Toronto-Dominion Bank	107,448,272	(107,448,272)	—		—
UBS AG	139,821,101	(139,821,101)	—		—
UBS Securities LLC	44,793,683	(44,793,683)	—		—

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount	(b)

Core S&P Small-Cap (continued)
Virtu Americas LLC	$11,222,166	$(11,222,166)	$—		$—
Wells Fargo Bank N.A.	109,877,251	(109,877,251)	—		—
Wells Fargo Securities LLC	18,435,202	(18,435,202)	—		—

	$3,084,401,547	$(3,084,401,547)	$—		$—

Core S&P U.S. Growth
Barclays Bank PLC	$47,076,976	$(47,076,976)	$—		$—
BMO Capital Markets Corp.	424,999	(424,999)	—		—
BNP Paribas SA	10,793,386	(10,793,386)	—		—
BofA Securities, Inc.	30,517,227	(30,517,227)	—		—
Citigroup Global Markets, Inc.	1,886,021	(1,886,021)	—		—
Goldman Sachs & Co. LLC	7,582,824	(7,582,824)	—		—
HSBC Bank PLC	700,380	(700,380)	—		—
J.P. Morgan Securities LLC	11,070,319	(11,070,319)	—		—
Morgan Stanley	4,165,407	(4,165,407)	—		—
National Financial Services LLC	207,844	(205,100)	—		2,744
RBC Capital Market LLC	9,109,899	(9,109,899)	—		—
Scotia Capital (USA), Inc.	6,619,650	(6,619,650)	—		—
Toronto-Dominion Bank	20,390,845	(20,390,845)	—		—
UBS AG	13,044,865	(13,044,865)	—		—
UBS Securities LLC	1,309,951	(1,309,951)	—		—
Wells Fargo Bank N.A.	823,690	(823,690)	—		—

	$165,724,283	$(165,721,539)	$—		$2,744

Core S&P U.S. Value
Barclays Bank PLC	$44,002	$(44,002)	$—		$—
Barclays Capital, Inc.	1,324	(1,324)	—		—
BNP Paribas SA	16,027,356	(16,027,356)	—		—
BofA Securities, Inc.	4,474,708	(4,474,708)	—		—
Citigroup Global Markets, Inc.	12,080,746	(12,080,746)	—		—
Credit Suisse Securities (USA) LLC	122,304	(122,304)	—		—
Goldman Sachs & Co. LLC	3,478,037	(3,478,037)	—		—
HSBC Bank PLC	13,083,275	(13,083,275)	—		—
J.P. Morgan Securities LLC	2,693,731	(2,693,731)	—		—
Jefferies LLC	535,669	(535,669)	—		—
Morgan Stanley	2,937,202	(2,937,202)	—		—
RBC Capital Market LLC	4,573,040	(4,573,040)	—		—
Scotia Capital (USA), Inc.	1,147,467	(1,147,467)	—		—
SG Americas Securities LLC	1,675,318	(1,675,318)	—		—
State Street Bank & Trust Co.	2,821,647	(2,821,647)	—		—
Toronto-Dominion Bank	19,372,994	(19,372,994)	—		—
UBS AG	36,109,517	(36,109,517)	—		—
UBS Securities LLC	289,895	(289,895)	—		—
Virtu Americas LLC	240,317	(240,317)	—		—
Wells Fargo Bank N.A.	382,203	(382,203)	—		—

	$122,090,752	$(122,090,752)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in

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Notes to Financial Statements (unaudited) (continued)

an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained to an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid. Total return swaps are entered into by the iShares Core S&P Mid-Cap ETF and iShares Core S&P Small-Cap ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of the agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Core S&P Mid-Cap	0.05%
Core S&P Small-Cap	0.06
Core S&P U.S. Growth	0.04
Core S&P U.S. Value	0.04

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.

Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company (“SSB”) for the Funds, with the exception of iShares Core S&P Small-Cap ETF, which SSB performed ETF Services prior to April 11, 2022.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Core S&P Mid-Cap	$5,008,205
Core S&P Small-Cap	1,840,012
Core S&P U.S. Growth	136,666
Core S&P U.S. Value	38,585

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core S&P Mid-Cap	$883,627,438	$1,217,727,913	$(332,592,498)
Core S&P Small-Cap	942,473,576	857,529,031	33,649,741
Core S&P U.S. Growth	38,738,859	17,730,900	(9,527,051)
Core S&P U.S. Value	52,921,048	25,203,143	(6,540,406)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Core S&P Mid-Cap	$5,404,266,456	$5,378,145,742
Core S&P Small-Cap	6,317,677,675	6,465,991,387
Core S&P U.S. Growth	195,568,175	190,919,502
Core S&P U.S. Value	282,149,704	263,402,715

For the six months ended September 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core S&P Mid-Cap	$4,318,825,624	$3,099,861,142
Core S&P Small-Cap	6,348,659,947	5,463,772,298
Core S&P U.S. Growth	1,197,057,804	522,336,037
Core S&P U.S. Value	1,060,262,733	273,688,826

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts

Core S&P Mid-Cap	$1,362,420,891
Core S&P Small-Cap	1,050,074,976
Core S&P U.S. Growth	395,394,677
Core S&P U.S. Value	515,825,848

As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core S&P Mid-Cap	$59,158,754,497	$7,227,673,615	$(7,760,057,041)	$(532,383,426)
Core S&P Small-Cap	66,573,148,607	7,071,773,133	(11,803,776,325)	(4,732,003,192)
Core S&P U.S. Growth	10,089,186,960	1,313,609,552	(825,240,621)	488,368,931
Core S&P U.S. Value	11,334,651,189	944,503,838	(1,430,024,471)	(485,520,633)

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/22		Year Ended 03/31/22

iShares ETF	Shares	Amount	Shares	Amount

Core S&P Mid-Cap
Shares sold	17,850,000	$4,367,020,789	44,950,000	$12,187,553,091
Shares redeemed	(12,850,000)	(3,118,848,068)	(33,950,000)	(9,149,968,360)

	5,000,000	$1,248,172,721	11,000,000	$3,037,584,731

Core S&P Small-Cap
Shares sold	64,950,000	$6,333,914,358	122,700,000	$13,651,203,551
Shares redeemed	(58,750,000)	(5,662,710,725)	(85,100,000)	(9,350,124,736)

	6,200,000	$671,203,633	37,600,000	$4,301,078,815

Core S&P U.S. Growth
Shares sold	13,600,000	$1,200,419,873	32,600,000	$3,543,506,031
Shares redeemed	(5,750,000)	(523,816,174)	(26,000,000)	(2,826,109,252)

	7,850,000	$676,603,699	6,600,000	$717,396,779

Core S&P U.S. Value
Shares sold	15,550,000	$1,066,129,278	45,100,000	$3,309,869,059
Shares redeemed	(4,050,000)	(274,956,462)	(17,150,000)	(1,264,981,587)

	11,500,000	$791,172,816	27,950,000	$2,044,887,472

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the

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Board Review and Approval of Investment Advisory Contract  (continued)

revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Core S&PU.S. Growth ETF, iShares Core S&PU.S. Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in

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Board Review and Approval of Investment Advisory Contract  (continued)

response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may

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Board Review and Approval of Investment Advisory Contract  (continued)

impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Core S&P Mid-Cap(a)	$2.067384	$—	$0.072500	$2.139884	97%	—%	3%	100%
Core S&P Small-Cap(a)	0.703602	—	0.052900	0.756502	93	—	7	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	81

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	83

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representations regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-302-0922

SEPTEMBER 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Russell Top 200 ETF | IWL | NYSE Arca
•	iShares Russell Top 200 Growth ETF | IWY | NYSE Arca
•	iShares Russell Top 200 Value ETF | IWX | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(20.20)%	(15.47)%

U.S. small cap equities (Russell 2000® Index)	(19.01)	(23.50)

International equities (MSCI Europe, Australasia, Far East Index)	(22.51)	(25.13)

Emerging market equities (MSCI Emerging Markets Index)	(21.70)	(28.11)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.58	0.63

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.81)	(16.20)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.22)	(14.60)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(6.30)	(11.50)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(10.42)	(14.15)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2022	iShares® Russell Top 200 ETF

Investment Objective

The iShares RussellTop 200 ETF(the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Russell Top 200® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(20.85)%	(16.55)%	9.79%	11.91%	(16.55)%	59.55%	208.15%
Fund Market	(20.84)	(16.47)	9.83	11.93	(16.47)	59.79	208.56
Index	(20.79)	(16.43)	9.95	12.09	(16.43)	60.69	212.99

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$791.50	$0.67	$1,000.00	$1,024.32	$0.76	0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)
Information Technology	29.3%
Health Care	16.2
Consumer Discretionary	11.7
Financials	10.5
Communication Services	9.1
Consumer Staples	7.4
Industrials	6.3
Energy	4.5
Utilities	2.0
Real Estate	1.5
Materials	1.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Apple Inc.	8.5%
Microsoft Corp.	7.0
Amazon.com, Inc.	4.1
Tesla, Inc.	2.7
Alphabet, Inc., Class A	2.3
Alphabet, Inc., Class C, NVS	2.1
Berkshire Hathaway, Inc., Class B	1.9
UnitedHealth Group, Inc.	1.9
Johnson & Johnson	1.7
Exxon Mobil Corp.	1.5

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2022	iShares® Russell Top 200 Growth ETF

Investment Objective

The iShares Russell Top 200 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Top 200® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(24.32)%	(21.17)%	13.09%	14.27%	(21.17)%	84.99%	279.47%
Fund Market	(24.47)	(21.19)	13.10	14.27	(21.19)	85.03	279.65
Index	(24.25)	(21.01)	13.29	14.49	(21.01)	86.66	286.90

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$756.80	$0.88	$1,000.00	$1,000.00	$0.00	0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)
Information Technology	45.8%
Consumer Discretionary	17.6
Health Care	11.2
Communication Services	8.0
Consumer Staples	6.3
Industrials	5.4
Financials	2.5
Real Estate	1.5
Other (each representing less than 1%)	1.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Apple Inc.	15.3%
Microsoft Corp.	12.6
Amazon.com, Inc.	7.3
Tesla, Inc.	4.9
Alphabet, Inc., Class A	3.6
Alphabet, Inc., Class C, NVS	3.3
UnitedHealth Group, Inc.	3.1
Visa, Inc., Class A	2.1
NVIDIA Corp.	2.1
Mastercard, Inc., Class A	1.8

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2022	iShares® Russell Top 200 Value ETF

Investment Objective

The iShares Russell Top 200 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Top 200® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(16.31)%	(10.37)%	5.34%	8.84%	(10.37)%	29.71%	133.34%
Fund Market	(16.25)	(10.28)	5.36	8.86	(10.28)	29.82	133.62
Index	(16.21)	(10.18)	5.54	9.07	(10.18)	30.93	138.31

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$836.90	$0.92		$1,000.00	$1,024.07	$1.01		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)
Health Care	22.4%
Financials	20.7
Communication Services	10.4
Energy	9.2
Consumer Staples	8.9
Information Technology	8.5
Industrials	7.4
Utilities	4.4
Consumer Discretionary	4.1
Materials	2.5
Real Estate	1.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Berkshire Hathaway, Inc., Class B	4.4%
Johnson & Johnson	3.9
Exxon Mobil Corp.	3.3
JPMorgan Chase & Co.	2.8
Chevron Corp.	2.6
Pfizer, Inc.	2.3
Meta Platforms, Inc., Class A	2.2
Bank of America Corp.	1.9
Walmart, Inc.	1.7
Thermo Fisher Scientific, Inc.	1.6

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

Schedule of Investments (unaudited) September 30, 2022	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Boeing Co.(a)	16,165	$1,957,258
General Dynamics Corp.	7,123	1,511,287
L3Harris Technologies, Inc.	5,647	1,173,616
Lockheed Martin Corp.	6,980	2,696,304
Northrop Grumman Corp.	4,308	2,026,138
Raytheon Technologies Corp.	43,767	3,582,767

		12,947,370

Air Freight & Logistics — 0.6%
FedEx Corp.	7,097	1,053,692
United Parcel Service, Inc., Class B	21,636	3,495,079

		4,548,771

Automobiles — 3.1%
Ford Motor Co.	115,835	1,297,352
General Motors Co.	42,849	1,375,024
Tesla, Inc.(a)	74,872	19,859,798

		22,532,174

Banks — 3.7%
Bank of America Corp.	206,720	6,242,944
Citigroup, Inc.	56,889	2,370,565
JPMorgan Chase & Co.	85,851	8,971,430
PNC Financial Services Group, Inc.	12,162	1,817,246
Truist Financial Corp.	39,161	1,705,070
US Bancorp	39,413	1,589,132
Wells Fargo & Co.	111,624	4,489,517

		27,185,904

Beverages — 2.2%
Coca-Cola Co.	114,922	6,437,930
Constellation Brands, Inc., Class A	4,476	1,028,048
Keurig Dr Pepper, Inc.	25,285	905,709
Monster Beverage Corp.(a)	10,886	946,647
PepsiCo, Inc.	40,690	6,643,049

		15,961,383

Biotechnology — 2.5%
AbbVie, Inc.	52,018	6,981,336
Amgen, Inc.	15,716	3,542,386
Gilead Sciences, Inc.	36,890	2,275,744
Moderna, Inc.(a)(b)	9,988	1,181,081
Regeneron Pharmaceuticals, Inc.(a)	3,041	2,094,854
Vertex Pharmaceuticals, Inc.(a)	7,532	2,180,815

		18,256,216

Building Products — 0.1%
Johnson Controls International PLC	20,424	1,005,269

Capital Markets — 2.8%
BlackRock, Inc.(c)	4,421	2,432,788
Blackstone, Inc., NVS.	20,573	1,721,960
Charles Schwab Corp.	44,633	3,207,774
CME Group, Inc.	10,551	1,868,898
Goldman Sachs Group, Inc.	9,814	2,875,993
Intercontinental Exchange, Inc.	16,148	1,458,972
Moody’s Corp.	4,724	1,148,452
Morgan Stanley	36,842	2,910,886
S&P Global, Inc.	9,804	2,993,651

		20,619,374

Chemicals — 1.2%
Air Products and Chemicals, Inc.	6,529	1,519,494
Dow, Inc.	21,232	932,722
Ecolab, Inc.	7,333	1,059,032

Security	Shares	Value

Chemicals (continued)
Linde PLC	14,787	$3,986,427
Sherwin-Williams Co.	7,030	1,439,393

		8,937,068

Commercial Services & Supplies — 0.3%
Waste Management, Inc.	12,173	1,950,236

Communications Equipment — 0.7%
Cisco Systems, Inc.	122,376	4,895,040

Consumer Finance — 0.5%
American Express Co.	17,760	2,396,002
Capital One Financial Corp.	11,249	1,036,820

		3,432,822

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B(a)	53,101	14,179,029

Diversified Telecommunication Services — 1.1%
AT&T Inc.	210,669	3,231,662
Verizon Communications, Inc.	123,707	4,697,155

		7,928,817

Electric Utilities — 1.5%
American Electric Power Co., Inc.	15,196	1,313,694
Duke Energy Corp.	22,626	2,104,671
Exelon Corp.	29,169	1,092,671
NextEra Energy, Inc.	57,786	4,531,000
Southern Co.	31,171	2,119,628

		11,161,664

Electrical Equipment — 0.4%
Eaton Corp. PLC	11,722	1,563,246
Emerson Electric Co.	17,326	1,268,610

		2,831,856

Energy Equipment & Services — 0.2%
Schlumberger NV	41,645	1,495,056

Entertainment — 1.3%
Activision Blizzard, Inc.	22,879	1,700,825
Netflix, Inc.(a)	12,864	3,028,700
Walt Disney Co.(a)	53,629	5,058,824

		9,788,349

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	13,656	2,931,943
Crown Castle, Inc.	12,685	1,833,617
Digital Realty Trust, Inc.	8,365	829,641
Equinix, Inc.	2,672	1,519,941
Prologis, Inc.	27,042	2,747,467
Public Storage	4,572	1,338,727

		11,201,336

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	13,031	6,154,150
Sysco Corp.	14,855	1,050,397
Walgreens Boots Alliance, Inc.	21,236	666,811
Walmart, Inc.	42,430	5,503,171

		13,374,529

Food Products — 0.8%
Archer-Daniels-Midland Co.	16,523	1,329,275
General Mills, Inc.	17,607	1,348,872
Kraft Heinz Co.	20,391	680,040
Mondelez International, Inc., Class A	40,666	2,229,717

		5,587,904

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	50,470	4,883,477

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Baxter International, Inc.	14,767	$795,351
Becton Dickinson and Co.	8,337	1,857,734
Boston Scientific Corp.(a)	41,791	1,618,565
Edwards Lifesciences Corp.(a)	18,130	1,498,082
Intuitive Surgical, Inc.(a)	10,556	1,978,617
Medtronic PLC	39,339	3,176,624
Stryker Corp.	10,360	2,098,314

		17,906,764

Health Care Providers & Services — 4.0%
Centene Corp.(a)	16,795	1,306,819
Cigna Corp.	8,795	2,440,349
CVS Health Corp.	38,581	3,679,470
Elevance Health, Inc.	7,095	3,222,833
HCA Healthcare, Inc.	6,474	1,189,856
Humana, Inc.	3,726	1,807,818
McKesson Corp.	4,266	1,449,885
UnitedHealth Group, Inc.	27,531	13,904,256

		29,001,286

Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(a)	11,542	1,212,372
Booking Holdings, Inc.(a)	1,164	1,912,696
Marriott International, Inc., Class A	8,087	1,133,312
McDonald’s Corp.	21,751	5,018,826
Starbucks Corp.	33,750	2,843,775

		12,120,981

Household Products — 1.6%
Colgate-Palmolive Co.	24,364	1,711,571
Kimberly-Clark Corp.	9,884	1,112,346
Procter & Gamble Co.	70,345	8,881,056

		11,704,973

Industrial Conglomerates — 1.0%
3M Co.	16,734	1,849,107
General Electric Co.	32,140	1,989,787
Honeywell International, Inc.	19,835	3,311,850

		7,150,744

Insurance — 1.6%
American International Group, Inc.	22,479	1,067,303
Aon PLC, Class A	6,191	1,658,383
Chubb Ltd.	12,201	2,219,118
Marsh & McLennan Cos., Inc.	14,779	2,206,357
MetLife, Inc.	19,849	1,206,422
Progressive Corp.	17,181	1,996,604
Travelers Cos., Inc.	7,000	1,072,400

		11,426,587

Interactive Media & Services — 5.7%
Alphabet, Inc., Class A(a)	177,048	16,934,641
Alphabet, Inc., Class C, NVS(a)	158,996	15,287,465
Meta Platforms, Inc., Class A(a)	67,488	9,156,772

		41,378,878

Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.(a)	261,607	29,561,591

IT Services — 4.9%
Accenture PLC, Class A	18,650	4,798,645
Automatic Data Processing, Inc.	12,289	2,779,649
Block, Inc.(a)	15,605	858,119
Cognizant Technology Solutions Corp., Class A	15,366	882,623
Fidelity National Information Services, Inc.	17,914	1,353,761
Fiserv, Inc.(a)	17,363	1,624,656
International Business Machines Corp.	26,438	3,141,099

Security	Shares	Value

IT Services (continued)
Mastercard, Inc., Class A	25,337	$7,204,323
PayPal Holdings, Inc.(a)	34,075	2,932,835
Snowflake, Inc., Class A(a)	8,971	1,524,711
Visa, Inc., Class A	48,456	8,608,208

		35,708,629

Life Sciences Tools & Services — 1.6%
Danaher Corp.	19,053	4,921,199
Illumina, Inc.(a)	4,644	886,029
Thermo Fisher Scientific, Inc.	11,516	5,840,800

		11,648,028

Machinery — 1.0%
Caterpillar, Inc.	15,515	2,545,701
Deere & Co.	8,272	2,761,938
Illinois Tool Works, Inc.	9,078	1,639,941

		6,947,580

Media — 0.7%
Charter Communications, Inc., Class A(a)	3,271	992,258
Comcast Corp., Class A	128,893	3,780,432

		4,772,690

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	42,105	1,150,730
Newmont Corp.	23,147	972,868
Southern Copper Corp.	2,630	117,929

		2,241,527

Multiline Retail — 0.5%
Dollar General Corp.	6,729	1,614,018
Target Corp.	13,661	2,027,156

		3,641,174

Multi-Utilities — 0.4%
Dominion Energy, Inc.	24,405	1,686,630
Sempra Energy	9,284	1,392,043

		3,078,673

Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp.	57,842	8,310,160
ConocoPhillips	37,480	3,835,703
EOG Resources, Inc.	17,242	1,926,449
Exxon Mobil Corp.	122,747	10,717,040
Kinder Morgan, Inc.	58,639	975,753
Marathon Petroleum Corp.	14,713	1,461,442
Occidental Petroleum Corp.(b)	23,933	1,470,683
Pioneer Natural Resources Co.	6,955	1,505,966
Valero Energy Corp.	11,616	1,241,170

		31,444,366

Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	6,717	1,450,200

Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	62,684	4,456,206
Eli Lilly & Co.	24,800	8,019,080
Johnson & Johnson	77,462	12,654,192
Merck & Co., Inc.	74,457	6,412,237
Pfizer, Inc.	166,354	7,279,651
Zoetis, Inc.	13,869	2,056,634

		40,878,000

Road & Rail — 1.1%
CSX Corp.	62,842	1,674,111
Norfolk Southern Corp.	6,926	1,452,036

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Uber Technologies, Inc.(a)	55,812	$1,479,018
Union Pacific Corp.	18,478	3,599,884

		8,205,049

Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.(a)	47,539	3,012,071
Analog Devices, Inc.	15,403	2,146,254
Applied Materials, Inc.	25,490	2,088,396
Broadcom, Inc.	11,625	5,161,616
Intel Corp.	120,445	3,103,868
KLA Corp.	4,142	1,253,493
Lam Research Corp.	4,019	1,470,954
Marvell Technology, Inc.	25,007	1,073,050
Micron Technology, Inc.	32,480	1,627,248
NVIDIA Corp.	70,882	8,604,366
QUALCOMM, Inc.	32,963	3,724,160
Texas Instruments, Inc.	27,138	4,200,420

		37,465,896

Software — 10.1%
Adobe, Inc.(a)	13,889	3,822,253
Atlassian Corp. PLC, Class A(a)	4,047	852,258
Autodesk, Inc.(a)	6,432	1,201,498
Intuit, Inc.	8,111	3,141,552
Microsoft Corp.	220,233	51,292,266
Oracle Corp.	44,646	2,726,531
Palo Alto Networks, Inc.(a)	8,621	1,412,033
Roper Technologies, Inc.	3,108	1,117,761
Salesforce, Inc.(a)	28,308	4,071,823
ServiceNow, Inc.(a)	5,902	2,228,654
VMware, Inc., Class A	6,133	652,919
Workday, Inc., Class A(a)	5,831	887,595

		73,407,143

Specialty Retail — 1.9%
Home Depot, Inc.	30,412	8,391,887
Lowe’s Cos., Inc.	18,820	3,534,584
TJX Cos., Inc.	34,429	2,138,730

		14,065,201

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 8.5%
Apple Inc.	450,066	$62,199,121

Textiles, Apparel & Luxury Goods — 0.4%
Nike, Inc., Class B	36,064	2,997,640

Tobacco — 0.8%
Altria Group, Inc.	53,403	2,156,413
Philip Morris International, Inc.	45,608	3,785,920

		5,942,333

Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.(a)	17,578	2,358,440

Total Long-Term Investments — 99.9% (Cost: $787,900,537)		728,523,661

Short-Term Securities(c)(d)(e)

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%	32,129	32,139

Total Short-Term Securities — 0.0% (Cost: $32,139)		32,139

Total Investments — 99.9% (Cost: $787,932,676)		728,555,800

Other Assets Less Liabilities — 0.1%		813,315

Net Assets — 100.0%		$729,369,115

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. (c) Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$249,903	$—	$(220,803	)(a)	$3,004	$35	$32,139	32,129	$10,004	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	1,385,000	—	(1,385,000	)(a)	—	—	—	—	9,096		—
BlackRock, Inc.	3,604,590	610,421	(788,687)		152,336	(1,145,872)	2,432,788	4,421	44,340		—

					$155,340	$(1,145,837)	$2,464,927		$63,440		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Top 200 ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	4	12/16/22	$720	$(61,748)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$61,748	$—	$—	$—	$61,748

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(263,919)	$—	$—	$—	$(263,919)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(160,272)	$—	$—	$—	$(160,272)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,307,650

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Top 200 ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$728,523,661	$—	$—	$728,523,661
Short-Term Securities
Money Market Funds	32,139	—	—	32,139

	$728,555,800	$—	$—	$728,555,800

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(61,748)	$—	$—	$(61,748)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Boeing Co.(a)(b)	51,914	$6,285,747
Lockheed Martin Corp.	72,596	28,043,109
Northrop Grumman Corp.	5,211	2,450,837

		36,779,693

Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	200,560	32,398,462

Automobiles — 4.9%
Tesla, Inc.(a)	778,066	206,382,007

Beverages — 2.8%
Coca-Cola Co.	895,699	50,177,058
Monster Beverage Corp.(a)	104,758	9,109,756
PepsiCo, Inc.	357,305	58,333,614

		117,620,428

Biotechnology — 3.0%
AbbVie, Inc.	540,574	72,550,436
Amgen, Inc.	137,194	30,923,528
Moderna, Inc.(a)(b)	6,284	743,083
Regeneron Pharmaceuticals, Inc.(a)	4,622	3,183,957
Vertex Pharmaceuticals, Inc.(a)	73,868	21,387,741

		128,788,745

Capital Markets — 1.1%
Blackstone, Inc., NVS	214,214	17,929,712
Charles Schwab Corp.	258,506	18,578,826
Moody’s Corp.(b)	45,882	11,154,373

		47,662,911

Chemicals — 0.8%
Ecolab, Inc.	66,700	9,632,814
Linde PLC	32,146	8,666,240
Sherwin-Williams Co.	73,258	14,999,576

		33,298,630

Commercial Services & Supplies — 0.4%
Waste Management, Inc.	119,081	19,077,967

Consumer Finance — 0.0%
American Express Co.	11,551	1,558,345

Electrical Equipment — 0.1%
Emerson Electric Co.	57,389	4,202,023

Entertainment — 0.4%
Netflix, Inc.(a)	60,214	14,176,784
Walt Disney Co.(a)(b)	37,213	3,510,302

		17,687,086

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	108,847	23,369,451
Crown Castle, Inc.	131,958	19,074,529
Equinix, Inc.	21,010	11,951,329
Public Storage	37,798	11,067,632

		65,462,941

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	135,420	63,954,804
Sysco Corp.	155,768	11,014,355

		74,969,159

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	68,969	6,673,440
Baxter International, Inc.	23,917	1,288,170
Edwards Lifesciences Corp.(a)	189,143	15,628,886

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.(a)	100,864	$18,905,948
Stryker Corp.	57,314	11,608,378

		54,104,822

Health Care Providers & Services — 3.8%
Cigna Corp.	14,593	4,049,120
Elevance Health, Inc.	22,341	10,148,176
HCA Healthcare, Inc.	4,193	770,631
Humana, Inc.	27,221	13,207,357
McKesson Corp.(b)	8,658	2,942,594
UnitedHealth Group, Inc.	260,350	131,487,164

		162,605,042

Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A(a)(b)	119,710	12,574,338
Booking Holdings, Inc.(a)	12,117	19,910,776
Marriott International, Inc., Class A	84,229	11,803,852
McDonald’s Corp.	55,102	12,714,236
Starbucks Corp.	125,935	10,611,283

		67,614,485

Household Products — 1.3%
Colgate-Palmolive Co.	156,298	10,979,935
Kimberly-Clark Corp.	60,787	6,840,969
Procter & Gamble Co.	311,417	39,316,396

		57,137,300

Industrial Conglomerates — 0.3%
General Electric Co.	18,679	1,156,417
Honeywell International, Inc.	60,750	10,143,427

		11,299,844

Insurance — 1.3%
Aon PLC, Class A	60,725	16,266,406
Marsh & McLennan Cos., Inc.	136,968	20,447,953
Progressive Corp.	155,577	18,079,603

		54,793,962

Interactive Media & Services — 7.4%
Alphabet, Inc., Class A(a)	1,600,694	153,106,381
Alphabet, Inc., Class C, NVS(a)(b)	1,437,484	138,214,086
Meta Platforms, Inc., Class A(a)	149,385	20,268,557

		311,589,024

Internet & Direct Marketing Retail — 7.3%
Amazon.com, Inc.(a)	2,718,618	307,203,834

IT Services — 6.8%
Accenture PLC, Class A	193,807	49,866,541
Automatic Data Processing, Inc.	117,240	26,518,516
Fiserv, Inc.(a)(b)	16,491	1,543,063
International Business Machines Corp.	183,872	21,845,832
Mastercard, Inc., Class A	263,301	74,867,006
PayPal Holdings, Inc.(a)	108,732	9,358,563
Snowflake, Inc., Class A(a)(b)	87,484	14,868,781
Visa, Inc., Class A	503,551	89,455,835

		288,324,137

Life Sciences Tools & Services — 0.3%
Danaher Corp.	13,416	3,465,219
Thermo Fisher Scientific, Inc.	14,558	7,383,672

		10,848,891

Machinery — 1.6%
Caterpillar, Inc.	140,972	23,130,686
Deere & Co.	85,738	28,627,061
Illinois Tool Works, Inc.	85,373	15,422,632

		67,180,379

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 0.2%
Charter Communications, Inc., Class A(a)	33,922	$10,290,239

Metals & Mining — 0.0%
Southern Copper Corp.	17,104	766,943

Multiline Retail — 0.7%
Dollar General Corp.	70,044	16,800,754
Target Corp.	77,787	11,542,813

		28,343,567

Oil, Gas & Consumable Fuels — 0.8%
EOG Resources, Inc.	131,099	14,647,691
Occidental Petroleum Corp.	206,057	12,662,203
Pioneer Natural Resources Co.	39,997	8,660,550

		35,970,444

Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	70,259	15,168,918

Pharmaceuticals — 2.8%
Eli Lilly & Co.	209,788	67,834,950
Merck & Co., Inc.	324,204	27,920,448
Zoetis, Inc.	144,006	21,354,650

		117,110,048

Road & Rail — 1.3%
CSX Corp.	163,806	4,363,792
Uber Technologies, Inc.(a)	499,491	13,236,511
Union Pacific Corp.	192,018	37,408,947

		55,009,250

Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices, Inc.(a)	389,293	24,665,604
Analog Devices, Inc.	31,970	4,454,700
Applied Materials, Inc.	265,182	21,726,361
Broadcom, Inc.	120,806	53,639,072
KLA Corp.	43,463	13,153,208
Lam Research Corp.	41,945	15,351,870
Micron Technology, Inc.	64,236	3,218,224
NVIDIA Corp.	736,604	89,416,360
QUALCOMM, Inc.	342,726	38,721,183
Texas Instruments, Inc.	193,181	29,900,555

		294,247,137

Software — 16.7%
Adobe, Inc.(a)	144,303	39,712,186
Atlassian Corp. PLC, Class A(a)	41,611	8,762,860
Autodesk, Inc.(a)	66,761	12,470,955

Security	Shares	Value

Software (continued)
Intuit, Inc.	84,288	$32,646,428
Microsoft Corp.	2,288,655	533,027,750
Oracle Corp.	318,002	19,420,382
Palo Alto Networks, Inc.(a)	90,104	14,758,134
Salesforce, Inc.(a)	63,254	9,098,455
ServiceNow, Inc.(a)	61,240	23,124,836
VMware, Inc., Class A	30,982	3,298,344
Workday, Inc., Class A(a)(b)	60,494	9,208,397

		705,528,727

Specialty Retail — 2.5%
Home Depot, Inc.	183,304	50,580,906
Lowe’s Cos., Inc.	168,717	31,686,740
TJX Cos., Inc.	359,295	22,319,405

		104,587,051

Technology Hardware, Storage & Peripherals — 15.3%
Apple Inc.	4,677,080	646,372,456

Textiles, Apparel & Luxury Goods — 0.7%
Nike, Inc., Class B	374,779	31,151,630

Total Long-Term Investments — 99.8% (Cost: $4,261,018,613)		4,223,136,527

Short-Term Securities(c)(d)

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(e)	35,646,701	35,657,395
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%	16,872,752	16,872,752

Total Short-Term Securities — 1.3% (Cost: $52,526,575)		52,530,147

Total Investments — 101.1% (Cost: $4,313,545,188)		4,275,666,674

Liabilities in Excess of Other Assets — (1.1)%		(45,428,166)

Net Assets — 100.0%		$4,230,238,508

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Top 200 Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,926,531	$26,725,181	(a)	$—	$3,305	$2,378	$35,657,395	35,646,701	$63,161	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,166,000	10,706,752	(a)	—	—	—	16,872,752	16,872,752	47,443		—

					$3,305	$2,378	$52,530,147		$110,604		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Appreciation (Depreciation) Unrealized
Long Contracts
E-Mini Technology Select Sector Index	10	12/16/22	$1,204	$(153,238)
Nasdaq 100 E-Mini Index	24	12/16/22	5,297	(624,629)

				$(777,867)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$777,867	$—	$—	$—	$777,867

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(507,517)	$—	$—	$—	$(507,517)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,280,003)	$—	$—	$—	$(1,280,003)

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Top 200 Growth ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$6,608,270

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,223,136,527	$—	$—	$4,223,136,527
Short-Term Securities
Money Market Funds	52,530,147	—	—	52,530,147

	$4,275,666,674	$—	$—	$4,275,666,674

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(777,867)	$—	$—	$(777,867)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
Boeing Co.(a)	43,712	$5,292,649
General Dynamics Corp.	28,161	5,974,919
L3Harris Technologies, Inc.	22,239	4,621,931
Northrop Grumman Corp.	14,966	7,038,809
Raytheon Technologies Corp.	171,861	14,068,542

		36,996,850

Air Freight & Logistics — 0.5%
FedEx Corp.	27,789	4,125,833
United Parcel Service, Inc., Class B	9,164	1,480,352

		5,606,185

Automobiles — 0.8%
Ford Motor Co.	456,255	5,110,056
General Motors Co.	168,354	5,402,480

		10,512,536

Banks — 8.4%
Bank of America Corp.	811,960	24,521,192
Citigroup, Inc.	224,120	9,339,080
JPMorgan Chase & Co.	337,208	35,238,236
PNC Financial Services Group, Inc.	47,624	7,115,978
Truist Financial Corp.	153,901	6,700,850
US Bancorp	155,355	6,263,914
Wells Fargo & Co.	438,442	17,634,137

		106,813,387

Beverages — 1.4%
Coca-Cola Co.	113,022	6,331,493
Constellation Brands, Inc., Class A	17,531	4,026,520
Keurig Dr Pepper, Inc.	99,131	3,550,872
Monster Beverage Corp.(a)	3,229	280,794
PepsiCo, Inc.	24,808	4,050,154

		18,239,833

Biotechnology — 1.8%
Amgen, Inc.	9,813	2,211,850
Gilead Sciences, Inc.	144,935	8,941,040
Moderna, Inc.(a)	36,772	4,348,289
Regeneron Pharmaceuticals, Inc.(a)(b)	10,247	7,058,851
Vertex Pharmaceuticals, Inc.(a)	1,647	476,873

		23,036,903

Building Products — 0.3%
Johnson Controls International PLC	80,349	3,954,778

Capital Markets — 5.0%
BlackRock, Inc.(c)	17,371	9,558,914
Charles Schwab Corp.	77,959	5,602,913
CME Group, Inc.	41,517	7,353,906
Goldman Sachs Group, Inc.	38,430	11,261,912
Intercontinental Exchange, Inc.	63,880	5,771,558
Moody’s Corp.	1,066	259,155
Morgan Stanley	144,682	11,431,325
S&P Global, Inc.	38,504	11,757,196

		62,996,879

Chemicals — 1.8%
Air Products and Chemicals, Inc.	25,630	5,964,870
Dow, Inc.	83,031	3,647,552
Ecolab, Inc.	3,345	483,085
Linde PLC	45,856	12,362,319

		22,457,826

Commercial Services & Supplies — 0.0%
Waste Management, Inc.	2,958	473,901

Security	Shares	Value

Communications Equipment — 1.5%
Cisco Systems, Inc.	480,671	$19,226,840

Consumer Finance — 1.0%
American Express Co.	65,127	8,786,284
Capital One Financial Corp.	44,055	4,060,549

		12,846,833

Diversified Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B(a)	208,572	55,692,896

Diversified Telecommunication Services — 2.5%
AT&T Inc.	827,345	12,691,472
Verizon Communications, Inc.	485,902	18,449,699

		31,141,171

Electric Utilities — 3.5%
American Electric Power Co., Inc.	59,510	5,144,640
Duke Energy Corp.	88,886	8,268,176
Exelon Corp.	114,918	4,304,828
NextEra Energy, Inc.	226,973	17,796,953
Southern Co.	122,512	8,330,816

		43,845,413

Electrical Equipment — 0.8%
Eaton Corp. PLC	46,208	6,162,299
Emerson Electric Co.	46,497	3,404,510

		9,566,809

Energy Equipment & Services — 0.5%
Schlumberger NV	162,794	5,844,305

Entertainment — 2.5%
Activision Blizzard, Inc.	89,912	6,684,058
Netflix, Inc.(a)	27,825	6,551,118
Walt Disney Co.(a)	196,530	18,538,675

		31,773,851

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	12,505	2,684,824
Digital Realty Trust, Inc.	32,793	3,252,410
Equinix, Inc.	2,562	1,457,368
Prologis, Inc.	106,259	10,795,914
Public Storage	3,732	1,092,767

		19,283,283

Food & Staples Retailing — 1.9%
Walgreens Boots Alliance, Inc.	82,513	2,590,908
Walmart, Inc.	166,656	21,615,283

		24,206,191

Food Products — 1.7%
Archer-Daniels-Midland Co.	64,814	5,214,286
General Mills, Inc.	68,957	5,282,796
Kraft Heinz Co.	80,774	2,693,813
Mondelez International, Inc., Class A	159,527	8,746,865

		21,937,760

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	172,072	16,649,687
Baxter International, Inc.	48,999	2,639,086
Becton Dickinson and Co.	32,875	7,325,536
Boston Scientific Corp.(a)	165,193	6,397,925
Intuitive Surgical, Inc.(a)	3,290	616,678
Medtronic PLC	154,442	12,471,191
Stryker Corp.	18,915	3,831,044

		49,931,147

Health Care Providers & Services — 4.1%
Centene Corp.(a)	65,776	5,118,030

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Cigna Corp.	29,053	$8,061,336
CVS Health Corp.	151,509	14,449,413
Elevance Health, Inc.	19,367	8,797,266
HCA Healthcare, Inc.	23,811	4,376,224
Humana, Inc.	4,300	2,086,317
McKesson Corp.	13,478	4,580,768
UnitedHealth Group, Inc.	9,746	4,922,120

		52,391,474

Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	64,662	14,920,110
Starbucks Corp.	84,970	7,159,572

		22,079,682

Household Products — 1.9%
Colgate-Palmolive Co.	36,624	2,572,836
Kimberly-Clark Corp.	15,744	1,771,830
Procter & Gamble Co.	158,598	20,022,997

		24,367,663

Industrial Conglomerates — 1.9%
3M Co.	65,705	7,260,402
General Electric Co.	119,288	7,385,120
Honeywell International, Inc.	54,940	9,173,332

		23,818,854

Insurance — 1.9%
American International Group, Inc.	88,036	4,179,949
Aon PLC, Class A	1,374	368,053
Chubb Ltd.	47,970	8,724,784
Marsh & McLennan Cos., Inc.	6,224	929,181
MetLife, Inc.	77,738	4,724,916
Progressive Corp.	8,716	1,012,886
Travelers Cos., Inc.	27,415	4,199,978

		24,139,747

Interactive Media & Services — 3.5%
Alphabet, Inc., Class A(a)	90,284	8,635,665
Alphabet, Inc., Class C, NVS(a)	81,311	7,818,053
Meta Platforms, Inc., Class A(a)	208,621	28,305,697

		44,759,415

IT Services — 2.5%
Automatic Data Processing, Inc.	3,945	892,320
Block, Inc.(a)	61,033	3,356,205
Cognizant Technology Solutions Corp., Class A	59,986	3,445,596
Fidelity National Information Services, Inc.	70,614	5,336,300
Fiserv, Inc.(a)	61,955	5,797,129
International Business Machines Corp.	34,535	4,103,103
PayPal Holdings, Inc.(a)	92,475	7,959,323
Snowflake, Inc., Class A(a)	2,285	388,359

		31,278,335

Life Sciences Tools & Services — 3.3%
Danaher Corp.	69,749	18,015,469
Illumina, Inc.(a)	18,166	3,465,891
Thermo Fisher Scientific, Inc.	39,714	20,142,544

		41,623,904

Machinery — 0.2%
Caterpillar, Inc.	7,879	1,292,786
Illinois Tool Works, Inc.	3,635	656,663

		1,949,449

Media — 1.2%
Comcast Corp., Class A	506,209	14,847,110

Security	Shares	Value

Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	164,993	$4,509,259
Newmont Corp.	91,912	3,863,061
Southern Copper Corp.	3,005	134,744

		8,507,064

Multiline Retail — 0.3%
Target Corp.	24,029	3,565,663

Multi-Utilities — 1.0%
Dominion Energy, Inc.	96,346	6,658,472
Sempra Energy	36,414	5,459,915

		12,118,387

Oil, Gas & Consumable Fuels — 8.7%
Chevron Corp.	227,194	32,640,962
ConocoPhillips	147,187	15,063,118
EOG Resources, Inc.	18,095	2,021,754
Exxon Mobil Corp.	482,127	42,094,508
Kinder Morgan, Inc.	229,844	3,824,604
Marathon Petroleum Corp.	57,626	5,723,991
Occidental Petroleum Corp.	16,466	1,011,836
Pioneer Natural Resources Co.	12,340	2,671,980
Valero Energy Corp.	45,494	4,861,034

		109,913,787

Pharmaceuticals — 9.2%
Bristol-Myers Squibb Co.	246,209	17,502,998
Eli Lilly & Co.	18,136	5,864,276
Johnson & Johnson	304,257	49,703,424
Merck & Co., Inc.	169,878	14,629,893
Pfizer, Inc.	653,411	28,593,265

		116,293,856

Road & Rail — 0.9%
CSX Corp.	185,244	4,934,900
Norfolk Southern Corp.	27,012	5,663,066
Uber Technologies, Inc.(a)	29,266	775,549

		11,373,515

Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.(a)	39,578	2,507,662
Analog Devices, Inc.	48,291	6,728,868
Intel Corp.	472,858	12,185,551
Marvell Technology, Inc.	98,049	4,207,282
Micron Technology, Inc.	103,446	5,182,645
Texas Instruments, Inc.	33,625	5,204,477

		36,016,485

Software — 1.7%
Oracle Corp.	54,766	3,344,560
Roper Technologies, Inc.	12,197	4,386,529
Salesforce, Inc.(a)	87,411	12,573,198
VMware, Inc., Class A	12,401	1,320,210

		21,624,497

Specialty Retail — 1.2%
Home Depot, Inc.	50,154	13,839,495
Lowe’s Cos., Inc.	10,074	1,891,998

		15,731,493

Tobacco — 1.8%
Altria Group, Inc.	209,079	8,442,610
Philip Morris International, Inc.	179,120	14,868,751

		23,311,361

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.(a)	68,787	$9,229,152

Total Long-Term Investments — 99.8% (Cost: $1,357,661,271)		1,265,326,470

Short-Term Securities(c)(d)

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(e)	142,121	142,164
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%	931,637	931,637

Total Short-Term Securities — 0.1% (Cost: $1,073,787)		1,073,801

Total Investments — 99.9% (Cost: $1,358,735,058)		1,266,400,271

Other Assets Less Liabilities — 0.1%		1,559,582

Net Assets — 100.0%		$1,267,959,853

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,178,770	$—	$(1,037,571	)(a)	$756	$209	$142,164	142,121	$14,449	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,740,000	—	(808,363	)(a)	—	—	931,637	931,637	13,981		—
BlackRock, Inc.	10,349,918	4,072,298	(1,627,533)		438,998	(3,674,767)	9,558,914	17,371	164,739		—

					$439,754	$(3,674,558)	$10,632,715		$193,169		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DIJA Mini e-CBOT Index	9	12/16/22	$1,296	$(121,091)
E-Mini Consumer Staples Select Sector Index	4	12/16/22	270	(22,371)
E-Mini Financials Select Sector Index	9	12/16/22	843	(90,499)

				$(233,961)

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Top 200 Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$233,961	$—	$—	$—	$233,961

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(10,286)	$—	$—	$—	$(10,286)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(330,091)	$—	$—	$—	$(330,091)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$2,742,404

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,265,326,470	$—	$—	$1,265,326,470
Short-Term Securities
Money Market Funds	1,073,801	—	—	1,073,801

	$1,266,400,271	$—	$—	$1,266,400,271

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(233,961)	$—	$—	$(233,961)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

September 30, 2022

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$726,090,873	$4,223,136,527	$1,255,767,556
Investments, at value — affiliated(c)	2,464,927	52,530,147	10,632,715
Cash	934,119	—	619,451
Cash pledged for futures contracts	71,000	465,000	145,000
Receivables:
Investments sold	329	2,399,602	4,819,073
Securities lending income — affiliated	4,438	3,987	9,411
Capital shares sold	4,240,522	—	8,645,182
Dividends — unaffiliated	479,937	1,360,415	1,372,870
Dividends — affiliated	2,634	14,544	4,298

Total assets	734,288,779	4,279,910,222	1,282,015,556

LIABILITIES
Bank overdraft	—	10,738,509	—
Collateral on securities loaned	32,139	35,652,625	141,474
Payables:
Investments purchased	4,771,825	2,399,602	10,733,887
Capital shares redeemed	—	—	2,921,496
Investment advisory fees	97,237	765,658	222,809
Variation margin on futures contracts	18,463	115,320	36,037

Total liabilities	4,919,664	49,671,714	14,055,703

NET ASSETS	$729,369,115	$4,230,238,508	$1,267,959,853

NET ASSETS CONSIST OF:
Paid-in capital	$744,229,928	$4,277,271,499	$1,364,118,531
Accumulated loss	(14,860,813)	(47,032,991)	(96,158,678)

NET ASSETS	$729,369,115	$4,230,238,508	$1,267,959,853

NET ASSET VALUE
Shares outstanding	8,600,000	35,400,000	22,000,000

Net asset value	$84.81	$119.50	$57.63

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$784,982,801	$4,261,018,613	$1,346,266,715
(b) Securities loaned, at value	$31,113	$34,445,581	$137,774
(c) Investments, at cost — affiliated	$2,949,875	$52,526,575	$12,468,343

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations  (unaudited)

Six Months Ended September 30, 2022

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$7,034,198	$23,577,454	$15,923,645
Dividends — affiliated	53,436	47,443	178,720
Securities lending income — affiliated — net	10,004	63,161	14,449
Foreign taxes withheld	(1,106)	(3,089)	(2,692)

Total investment income	7,096,532	23,684,969	16,114,122

EXPENSES
Investment advisory	668,351	4,613,234	1,387,327

Total expenses	668,351	4,613,234	1,387,327

Net investment income	6,428,181	19,071,735	14,726,795

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,186,073)	(195,834,470)	(5,876,892)
Investments — affiliated	3,004	3,305	756
Futures contracts	(263,919)	(507,517)	(10,286)
In-kind redemptions — unaffiliated(a)	68,802,297	279,929,786	49,631,554
In-kind redemptions — affiliated(a)	152,336	—	438,998

	58,507,645	83,591,104	44,184,130

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(272,100,747)	(1,365,080,353)	(292,076,482)
Investments — affiliated	(1,145,837)	2,378	(3,674,558)
Futures contracts	(160,272)	(1,280,003)	(330,091)

	(273,406,856)	(1,366,357,978)	(296,081,131)

Net realized and unrealized loss	(214,899,211)	(1,282,766,874)	(251,897,001)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(208,471,030)	$(1,263,695,139)	$(237,170,206)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Russell Top 200 ETF		iShares Russell Top 200 Growth ETF
	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,428,181	$11,557,048	$19,071,735	$24,224,459
Net realized gain	58,507,645	88,803,279	83,591,104	438,653,331
Net change in unrealized appreciation (depreciation)	(273,406,856)	31,330,490	(1,366,357,978)	169,212,054

Net increase (decrease) in net assets resulting from operations	(208,471,030)	131,690,817	(1,263,695,139)	632,089,844

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,293,314)	(11,546,241)	(18,499,947)	(24,456,769)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(97,955,769)	56,024,466	692,061,612	682,843,598

NET ASSETS
Total increase (decrease) in net assets	(312,720,113)	176,169,042	(590,133,474)	1,290,476,673
Beginning of period	1,042,089,228	865,920,186	4,820,371,982	3,529,895,309

End of period	$729,369,115	$1,042,089,228	$4,230,238,508	$4,820,371,982

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Changes in Net Assets  (continued)

	iShares Russell Top 200 Value ETF
	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,726,795	$22,977,803
Net realized gain	44,184,130	132,334,923
Net change in unrealized appreciation (depreciation)	(296,081,131)	(24,705,658)

Net increase (decrease) in net assets resulting from operations	(237,170,206)	130,607,068

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(14,365,160)	(22,928,866)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	231,772,554	26,107,292

NET ASSETS
Total increase (decrease) in net assets	(19,762,812)	133,785,494
Beginning of period	1,287,722,665	1,153,937,171

End of period	$1,267,959,853	$1,287,722,665

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF
	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$107.99		$94.64	$61.54	$65.66	$60.63	$53.88

Net investment income(a)	0.70		1.26	1.23	1.28	1.21	1.08
Net realized and unrealized gain (loss)(b)	(23.18)		13.37	33.09	(3.94)	4.97	6.71

Net increase (decrease) from investment operations	(22.48)		14.63	34.32	(2.66)	6.18	7.79

Distributions from net investment income(c)	(0.70)		(1.28)	(1.22)	(1.46)	(1.15)	(1.04)

Net asset value, end of period	$84.81		$107.99	$94.64	$61.54	$65.66	$60.63

Total Return
Based on net asset value	(20.85	)%(d)	15.48%	56.06%	(4.24)%	10.27%	14.55%

Ratios to Average Net Assets(e)
Total expenses	0.15	%(f)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.44	%(f)	1.20%	1.48%	1.82%	1.91%	1.84%

Supplemental Data
Net assets, end of period (000)	$729,369		$1,042,089	$865,920	$369,243	$213,382	$136,411

Portfolio turnover rate(g)	4%		4%	5%	5%	5%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF
	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$158.56		$134.47	$84.14	$82.24	$73.61	$61.44

Net investment income(a)	0.56		0.89	0.93	1.04	1.00	0.92
Net realized and unrealized gain (loss)(b)	(39.09)		24.09	50.31	1.90	8.60	12.18

Net increase (decrease) from investment operations	(38.53)		24.98	51.24	2.94	9.60	13.10

Distributions from net investment income(c)	(0.53)		(0.89)	(0.91)	(1.04)	(0.97)	(0.93)

Net asset value, end of period	$119.50		$158.56	$134.47	$84.14	$82.24	$73.61

Total Return
Based on net asset value	(24.32	)%(d)	18.58%	61.04%	3.55%	13.11%	21.43%

Ratios to Average Net Assets(e)
Total expenses	0.20	%(f)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.83	%(f)	0.57%	0.77%	1.16%	1.27%	1.33%

Supplemental Data
Net assets, end of period (000)	$4,230,239		$4,820,372	$3,529,895	$1,678,603	$1,377,486	$978,981

Portfolio turnover rate(g)	11%		10%	11%	20%	15%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF
	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$69.61		$63.58	$44.04	$52.57	$50.39	$48.20

Net investment income(a)	0.69		1.30	1.26	1.40	1.31	1.17
Net realized and unrealized gain (loss)(b)	(12.02)		6.01	19.49	(8.38)	2.13	2.15

Net increase (decrease) from investment operations	(11.33)		7.31	20.75	(6.98)	3.44	3.32

Distributions from net investment income(c)	(0.65)		(1.28)	(1.21)	(1.55)	(1.26)	(1.13)

Net asset value, end of period	$57.63		$69.61	$63.58	$44.04	$52.57	$50.39

Total Return
Based on net asset value	(16.31	)%(d)	11.56%	47.63%	(13.72)%	6.92%	6.93%

Ratios to Average Net Assets(e)
Total expenses	0.20	%(f)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.12	%(f)	1.91%	2.31%	2.56%	2.54%	2.33%

Supplemental Data
Net assets, end of period (000)	$1,267,960		$1,287,723	$1,153,937	$389,726	$425,831	$284,724

Portfolio turnover rate(g)	17%		15%	17%	17%	14%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Russell Top 200	Diversified
Russell Top 200 Growth(a)	Diversified
Russell Top 200 Value	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdiction in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements  (unaudited) (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Russell Top 200
HSBC Bank PLC	$1,064	$(1,064)	$—	$—
Toronto-Dominion Bank	30,049	(30,049)	—	—

	$31,113	$(31,113)	$—	$—

Russell Top 200 Growth
Barclays Bank PLC	$15,192	$(15,192)	$—	$—
BNP Paribas SA	4,052,985	(4,052,985)	—	—
BofA Securities, Inc.	3,263,720	(3,263,720)	—	—
Citigroup Global Markets, Inc.	11,631,816	(11,631,816)	—	—
Goldman Sachs & Co. LLC	2,934,019	(2,934,019)	—	—
HSBC Bank PLC	731,376	(731,376)	—	—
SG Americas Securities LLC	547,992	(547,992)	—	—
UBS AG	4,293,825	(4,293,825)	—	—
UBS Securities LLC	6,974,656	(6,974,656)	—	—

	$34,445,581	$(34,445,581)	$—	$—

Russell Top 200 Value
BMO Capital Markets Corp.	$137,774	$(137,774)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained to an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.

Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Russell Top 200	$3,292
Russell Top 200 Growth	26,141
Russell Top 200 Value	3,973

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Russell Top 200	$15,257,118	$16,993,460	$(6,437,795)
Russell Top 200 Growth	392,525,568	310,992,440	(148,788,257)
Russell Top 200 Value	181,743,810	192,989,322	549,219

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements  (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$31,616,019	$31,089,773
Russell Top 200 Growth	515,195,842	514,960,340
Russell Top 200 Value	235,392,087	234,583,812

For the six months ended September 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Russell Top 200	$137,941,262	$235,650,930
Russell Top 200 Growth	1,273,318,475	582,791,814
Russell Top 200 Value	430,859,294	199,828,370

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts
Russell Top 200	$11,215,984
Russell Top 200 Growth	87,537,359
Russell Top 200 Value	43,326,562

As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$790,789,511	$36,543,801	$(98,783,239)	$(62,239,438)
Russell Top 200 Growth	4,318,045,195	250,260,434	(293,416,822)	(43,156,388)
Russell Top 200 Value	1,363,785,182	51,353,571	(148,972,443)	(97,618,872)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 09/30/22		Year Ended 03/31/22
iShares ETF	Shares	Amount	Shares	Amount
Russell Top 200
Shares sold	1,450,000	$138,268,068	2,650,000	$283,025,557
Shares redeemed	(2,500,000)	(236,223,837)	(2,150,000)	(227,001,091)

	(1,050,000)	$(97,955,769)	500,000	$56,024,466

Russell Top 200 Growth
Shares sold	9,300,000	$1,276,035,942	10,200,000	$1,599,356,266
Shares redeemed	(4,300,000)	(583,974,330)	(6,050,000)	(916,512,668)

	5,000,000	$692,061,612	4,150,000	$682,843,598

Russell Top 200 Value
Shares sold	6,600,000	$432,194,352	6,300,000	$425,716,600
Shares redeemed	(3,100,000)	(200,421,798)	(5,950,000)	(399,609,308)

	3,500,000	$231,772,554	350,000	$26,107,292

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Russell Top 200 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the

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Board Review and Approval of Investment Advisory Contract  (continued)

revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell Top 200 Growth ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in

36	B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T

Board Review and Approval of Investment Advisory Contract  (continued)

response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	37

Board Review and Approval of Investment Advisory Contract  (continued)

impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell Top 200 Value ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

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Board Review and Approval of Investment Advisory Contract  (continued)

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	39

Board Review and Approval of Investment Advisory Contract  (continued)

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

40	B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	41

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

S&P	Standard & Poor’s

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-305-0922

SEPTEMBER 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares Russell 3000 ETF | IWV | NYSE Arca

•  iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(20.20)%	(15.47)%

U.S. small cap equities (Russell 2000® Index)	(19.01)	(23.50)

International equities (MSCI Europe, Australasia, Far East Index)	(22.51)	(25.13)

Emerging market equities (MSCI Emerging Markets Index)	(21.70)	(28.11)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.58	0.63

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.81)	(16.20)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.22)	(14.60)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(6.30)	(11.50)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(10.42)	(14.15)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2022	iShares® Russell 3000 ETF

Investment Objective

The iShares Russell 3000 ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Russell 3000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(20.49)%	(17.75)%	8.43%	11.20%	(17.75)%	49.87%	188.99%
Fund Market	(20.51)	(17.68)	8.45	11.22	(17.68)	50.03	189.51
Index	(20.42)	(17.63)	8.62	11.39	(17.63)	51.17	193.95

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$ 795.10	$ 0.90		$ 1,000.00	$ 1,024.07	$ 1.01		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	25.3%
Health Care	14.9
Financials	11.7
Consumer Discretionary	11.5
Industrials	9.0
Communication Services	7.4
Consumer Staples	6.3
Energy	4.7
Real Estate	3.4
Utilities	3.0
Materials	2.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	5.9%
Microsoft Corp.	4.9
Amazon.com, Inc.	2.8
Tesla, Inc.	1.9
Alphabet, Inc., Class A	1.6
Alphabet, Inc., Class C, NVS	1.5
Berkshire Hathaway, Inc., Class B	1.4
UnitedHealth Group, Inc.	1.3
Johnson & Johnson	1.2
Exxon Mobil Corp.	1.0

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2022	iShares® Russell Mid-Cap Value ETF

Investment Objective

The iShares Russell Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell MidCap® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(18.95)%	(13.74)%	4.56%	9.21%	(13.74)%	24.99%	141.44%
Fund Market	(18.93)	(13.66)	4.59	9.23	(13.66)	25.15	141.77
Index	(18.88)	(13.56)	4.76	9.44	(13.56)	26.15	146.45

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$ 810.50	$ 1.06		$ 1,000.00	$ 1,023.89	$ 1.17		0.23%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	18.4%
Industrials	15.1
Real Estate	11.2
Consumer Discretionary	9.7
Information Technology	9.3
Utilities	9.0
Materials	7.3
Health Care	7.3
Energy	5.2
Consumer Staples	4.1
Communication Services	3.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Corteva, Inc.	0.7%
Biogen, Inc.	0.7
Phillips 66	0.7
Motorola Solutions, Inc.	0.7
Realty Income Corp.	0.6
Aflac, Inc.	0.6
Xcel Energy, Inc.	0.6
Williams Cos., Inc.	0.6
Allstate Corp.	0.6
Prudential Financial, Inc.	0.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
AAR Corp.(a)	9,412	$337,138
Aerojet Rocketdyne Holdings, Inc.(a)	19,953	797,920
AeroVironment, Inc.(a)	5,882	490,324
AerSale Corp.(a)(b)	7,451	138,142
Archer Aviation, Inc., Class A(a)(b)	41,157	107,420
Axon Enterprise, Inc.(a)(b)	18,497	2,141,028
Boeing Co.(a)(b)	145,316	17,594,861
BWX Technologies, Inc.	25,281	1,273,404
Cadre Holdings, Inc.(b)	6,727	161,852
Curtiss-Wright Corp.	10,074	1,401,898
Ducommun, Inc.(a)	2,621	103,949
General Dynamics Corp.	64,117	13,603,704
HEICO Corp.(b)	11,932	1,717,969
HEICO Corp., Class A	20,746	2,377,907
Hexcel Corp.	21,615	1,117,928
Howmet Aerospace, Inc.	100,832	3,118,734
Huntington Ingalls Industries, Inc.	10,321	2,286,101
Kaman Corp.	7,825	218,552
Kratos Defense & Security Solutions, Inc.(a)(b)	33,584	341,213
L3Harris Technologies, Inc.	50,995	10,598,291
Lockheed Martin Corp.	62,240	24,042,690
Maxar Technologies, Inc.(b)	18,075	338,364
Mercury Systems, Inc.(a)	15,515	629,909
Moog, Inc., Class A	7,797	548,519
National Presto Industries, Inc.	2,249	146,297
Northrop Grumman Corp.	38,608	18,158,115
Parsons Corp.(a)	8,156	319,715
Raytheon Technologies Corp.	392,410	32,122,683
Rocket Lab USA, Inc.(a)	61,820	251,607
Spirit AeroSystems Holdings, Inc., Class A(b)	28,302	620,380
Textron, Inc.	56,832	3,311,032
TransDigm Group, Inc.	13,642	7,159,594
Triumph Group, Inc.(a)	15,990	137,354
V2X, Inc.(a)	3,353	118,696
Virgin Galactic Holdings, Inc.(a)(b)	66,738	314,336
Woodward, Inc.(b)	16,524	1,326,216

		149,473,842

Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.(a)	15,897	382,959
Atlas Air Worldwide Holdings, Inc.(a)	7,973	761,979
CH Robinson Worldwide, Inc.	32,867	3,165,421
Expeditors International of Washington, Inc.	43,778	3,866,035
FedEx Corp.	63,302	9,398,448
Forward Air Corp.	7,357	664,043
GXO Logistics, Inc.(a)	28,215	989,218
Hub Group, Inc., Class A(a)	9,213	635,513
United Parcel Service, Inc., Class B	194,146	31,362,345

		51,225,961

Airlines — 0.2%
Alaska Air Group, Inc.(a)	32,746	1,282,006
Allegiant Travel Co.(a)	3,683	268,785
American Airlines Group, Inc.(a)(b)	175,167	2,109,011
Blade Air Mobility, Inc.(a)(b)	23,519	94,782
Copa Holdings SA, Class A, NVS(a)(b)	8,190	548,812
Delta Air Lines, Inc.(a)	168,453	4,726,791
Frontier Group Holdings, Inc.(a)	9,855	95,594
Hawaiian Holdings, Inc.(a)	14,275	187,716
JetBlue Airways Corp.(a)	82,740	548,566
Joby Aviation, Inc.(a)(b)	70,086	303,472
SkyWest, Inc.(a)	14,072	228,811

Security	Shares	Value

Airlines (continued)
Southwest Airlines Co.(a)	156,408	$4,823,623
Spirit Airlines, Inc.(a)	26,710	502,682
Sun Country Airlines Holdings, Inc.(a)	6,792	92,439
United Airlines Holdings, Inc.(a)	86,696	2,820,221

		18,633,311

Auto Components — 0.2%
Adient PLC(a)	24,939	692,057
American Axle & Manufacturing Holdings, Inc.(a)	30,249	206,601
Aptiv PLC(a)	71,693	5,607,110
BorgWarner, Inc.	62,611	1,965,985
Dana, Inc.	34,221	391,146
Dorman Products, Inc.(a)	7,439	610,891
Fox Factory Holding Corp.(a)	11,267	890,994
Gentex Corp.	62,961	1,500,990
Gentherm, Inc.(a)	8,492	422,307
Goodyear Tire & Rubber Co.(a)	75,514	761,936
LCI Industries	6,981	708,292
Lear Corp.	15,990	1,913,843
Luminar Technologies, Inc.(a)(b)	66,378	483,564
Modine Manufacturing Co.(a)	11,784	152,485
Patrick Industries, Inc.	5,916	259,358
QuantumScape Corp.(a)(b)	64,559	542,941
Solid Power, Inc.(a)(b)	37,962	199,680
Standard Motor Products, Inc.	5,107	165,978
Stoneridge, Inc.(a)(b)	6,860	116,277
Tenneco, Inc., Class A(a)(b)	21,764	378,476
Visteon Corp.(a)	7,010	743,481
XPEL, Inc.(a)	6,662	429,299

		19,143,691

Automobiles — 2.2%
Canoo, Inc.(a)(b)	51,368	96,315
Fisker, Inc.(a)(b)	41,283	311,687
Ford Motor Co.	1,044,159	11,694,581
General Motors Co.	384,537	12,339,792
Harley-Davidson, Inc.	35,763	1,247,414
Lordstown Motors Corp., Class A(a)(b)	63,763	116,686
Lucid Group, Inc.(a)(b)	140,633	1,964,643
Rivian Automotive, Inc., Class A(a)(b)	138,514	4,558,496
Tesla, Inc.(a)	672,161	178,290,705
Thor Industries, Inc.	14,578	1,020,168
Winnebago Industries, Inc.(b)	7,853	417,858
Workhorse Group, Inc.(a)(b)	35,530	101,971

		212,160,316

Banks — 4.0%
1st Source Corp.	4,055	187,747
Allegiance Bancshares, Inc.	6,107	254,234
Amalgamated Financial Corp.	5,087	114,712
Amerant Bancorp, Inc.	7,782	193,305
American National Bankshares, Inc.	3,354	107,160
Ameris Bancorp	16,322	729,757
Arrow Financial Corp.	4,859	140,036
Associated Banc-Corp.	39,677	796,714
Atlantic Union Bankshares Corp.	19,258	585,058
Banc of California, Inc.	14,370	229,489
BancFirst Corp.	4,754	425,340
Bancorp, Inc.(a)	12,700	279,146
Bank First Corp.	1,648	126,039
Bank of America Corp.	1,850,128	55,873,866
Bank of Hawaii Corp.	8,089	615,735
Bank of Marin Bancorp	4,518	135,314
Bank of NT Butterfield & Son Ltd.	14,094	457,491

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank OZK	32,331	$1,279,014
BankUnited, Inc.	20,695	707,148
Banner Corp.	9,732	574,967
Bar Harbor Bankshares	4,826	127,986
BayCom Corp.(b)	9,125	160,418
Berkshire Hills Bancorp, Inc.	11,818	322,631
BOK Financial Corp.	7,821	694,974
Brookline Bancorp, Inc.	17,954	209,164
Business First Bancshares, Inc.	6,563	141,301
Byline Bancorp, Inc.	7,382	149,486
Cadence Bank	38,189	970,383
Cambridge Bancorp	1,682	134,123
Camden National Corp.	3,734	159,068
Capital City Bank Group, Inc.	4,580	142,484
Capstar Financial Holdings, Inc.	5,924	109,772
Carter Bankshares, Inc.(a)(b)	8,338	134,242
Cathay General Bancorp	17,876	687,511
Central Pacific Financial Corp.	8,258	170,858
Citigroup, Inc.	512,238	21,344,957
Citizens & Northern Corp.	5,829	140,945
Citizens Financial Group, Inc.	128,975	4,431,581
City Holding Co.	4,234	375,513
Civista Bancshares, Inc.	6,052	125,640
CNB Financial Corp.	5,085	119,853
Coastal Financial Corp.(a)(b)	2,806	111,510
Colony Bankcorp, Inc.	12,004	156,412
Columbia Banking System, Inc.	19,525	564,077
Comerica, Inc.	34,075	2,422,733
Commerce Bancshares, Inc.	26,349	1,743,250
Community Bank System, Inc.	14,122	848,450
Community Trust Bancorp, Inc.	3,860	156,523
ConnectOne Bancorp, Inc.	10,470	241,438
CrossFirst Bankshares, Inc.(a)(b)	12,900	168,345
Cullen/Frost Bankers, Inc.	15,149	2,003,001
Customers Bancorp, Inc.(a)	7,353	216,766
CVB Financial Corp.	34,654	877,439
Dime Community Bancshares, Inc.	9,599	281,059
Eagle Bancorp, Inc.	9,569	428,883
East West Bancorp, Inc.	37,423	2,512,580
Eastern Bankshares, Inc.	40,364	792,749
Enterprise Bancorp., Inc.	4,090	122,332
Enterprise Financial Services Corp.	9,390	413,536
Equity Bancshares, Inc., Class A	3,982	117,987
Farmers & Merchants Bancorp., Inc./Archbold OH	4,366	117,314
Farmers National Banc Corp.	10,858	142,131
FB Financial Corp.	7,655	292,498
Fifth Third Bancorp	181,454	5,799,270
Financial Institutions, Inc.	4,641	111,709
First Bancorp., Inc.	3,801	104,718
First BanCorp/Puerto Rico	49,297	674,383
First Bancorp/Southern Pines NC	8,695	318,063
First Bancshares, Inc.	5,056	151,023
First Busey Corp.	14,033	308,445
First Citizens BancShares, Inc., Class A(b)	3,212	2,561,345
First Commonwealth Financial Corp.	23,135	297,053
First Community Bankshares, Inc.	4,424	141,701
First Financial Bancorp	24,566	517,851
First Financial Bankshares, Inc.	34,592	1,446,983
First Financial Corp.	2,807	126,848
First Foundation, Inc.	11,649	211,313
First Hawaiian, Inc.	35,515	874,734
First Horizon Corp.	137,391	3,146,254

Security	Shares	Value

Banks (continued)
First Internet Bancorp	3,319	$112,381
First Interstate BancSystem, Inc., Class A	23,766	958,958
First Merchants Corp.	14,373	555,948
First Mid Bancshares, Inc.	3,368	107,675
First of Long Island Corp.	6,630	114,301
First Republic Bank	48,451	6,325,278
Five Star Bancorp	3,935	111,597
Flushing Financial Corp.	7,595	147,115
FNB Corp.	86,381	1,002,020
Fulton Financial Corp.	38,232	604,066
German American Bancorp., Inc.	6,517	232,722
Glacier Bancorp, Inc.	28,562	1,403,251
Great Southern Bancorp., Inc.	2,591	147,868
Guaranty Bancshares, Inc.	3,136	108,474
Hancock Whitney Corp.	23,702	1,085,789
Hanmi Financial Corp.	8,508	201,469
HarborOne Bancorp, Inc.	17,127	229,844
Heartland Financial USA, Inc.	9,671	419,335
Heritage Commerce Corp.	16,586	188,085
Heritage Financial Corp.	9,192	243,312
Hilltop Holdings, Inc.	13,860	344,421
Home BancShares, Inc.	52,654	1,185,242
HomeStreet, Inc.	4,842	139,498
HomeTrust Bancshares, Inc.	5,454	120,533
Hope Bancorp, Inc.	29,353	371,022
Horizon Bancorp, Inc.	10,594	190,268
Huntington Bancshares, Inc.	378,319	4,986,244
Independent Bank Corp.	12,027	896,372
Independent Bank Corp.	5,584	106,654
Independent Bank Group, Inc.	9,241	567,305
International Bancshares Corp.	14,706	625,005
John Marshall Bancorp., Inc.	5,923	145,469
JPMorgan Chase & Co.	769,528	80,415,676
KeyCorp	245,288	3,929,514
Lakeland Bancorp., Inc.	17,725	283,777
Lakeland Financial Corp.	6,035	439,408
Live Oak Bancshares, Inc.(b)	8,500	260,100
M&T Bank Corp.	45,248	7,978,127
Mercantile Bank Corp.	4,780	142,014
Metrocity Bankshares, Inc.	7,605	149,362
Metropolitan Bank Holding Corp.(a)	2,472	159,098
Mid Penn Bancorp., Inc.	5,621	161,491
Midland States Bancorp., Inc.	6,266	147,690
MidWestOne Financial Group, Inc.	6,094	166,305
National Bank Holdings Corp., Class A	7,742	286,377
NBT Bancorp, Inc.	11,816	448,417
Nicolet Bankshares, Inc.(a)	3,279	230,973
Northwest Bancshares, Inc.	26,773	361,703
OceanFirst Financial Corp.	15,230	283,887
OFG Bancorp	11,498	288,945
Old National Bancorp	77,191	1,271,336
Old Second Bancorp., Inc.	11,976	156,287
Origin Bancorp., Inc.	7,045	271,021
Orrstown Financial Services, Inc.	6,398	153,040
Pacific Premier Bancorp, Inc.	22,786	705,455
PacWest Bancorp	29,656	670,226
Park National Corp.	3,576	445,140
Pathward Financial, Inc.	7,953	262,131
Peapack-Gladstone Financial Corp.	4,868	163,808
Peoples Bancorp., Inc.	5,488	158,768
Peoples Financial Services Corp.	3,252	152,324
Pinnacle Financial Partners, Inc.	20,341	1,649,655

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
PNC Financial Services Group, Inc.	108,326	$16,186,071
Popular, Inc.	19,259	1,387,804
Preferred Bank	2,534	165,293
Premier Financial Corp.	8,972	230,580
Primis Financial Corp.	9,763	118,425
Professional Holding Corp., Class A(a)	4,162	107,962
Prosperity Bancshares, Inc.	22,796	1,520,037
QCR Holdings, Inc.	5,077	258,622
Regions Financial Corp.	248,337	4,984,124
Renasant Corp.	16,064	502,482
Republic Bancorp., Inc., Class A	3,148	120,568
S&T Bancorp, Inc.	8,969	262,881
Sandy Spring Bancorp., Inc.	11,025	388,742
Seacoast Banking Corp. of Florida	13,132	396,980
ServisFirst Bancshares, Inc.	13,486	1,078,880
Shore Bancshares, Inc.	6,828	118,261
Sierra Bancorp	7,035	138,941
Signature Bank	16,301	2,461,451
Silvergate Capital Corp., Class A(a)(b)	8,975	676,266
Simmons First National Corp., Class A	34,010	741,078
SmartFinancial, Inc.	6,451	159,404
South Plains Financial, Inc.	6,230	171,699
Southern First Bancshares, Inc.(a)	2,924	121,814
Southside Bancshares, Inc.	9,146	323,403
SouthState Corp.	20,835	1,648,465
Stellar Bancorp, Inc.	5,008	146,484
Stock Yards Bancorp., Inc.	7,621	518,304
Summit Financial Group, Inc.	4,434	119,452
SVB Financial Group(a)	15,479	5,197,539
Synovus Financial Corp.	37,684	1,413,527
Texas Capital Bancshares, Inc.(a)	13,089	772,644
Third Coast Bancshares, Inc.(a)(b)	7,869	134,639
Tompkins Financial Corp.	3,570	259,253
Towne Bank	17,055	457,586
TriCo Bancshares	7,311	326,436
Triumph Bancorp, Inc.(a)(b)	6,096	331,318
Truist Financial Corp.	350,967	15,281,103
Trustmark Corp.	16,710	511,827
UMB Financial Corp.	11,236	947,082
Umpqua Holdings Corp.	59,357	1,014,411
United Bankshares, Inc.	34,598	1,236,879
United Community Banks, Inc.	25,931	858,316
Univest Financial Corp.	7,217	169,455
US Bancorp	355,889	14,349,445
Valley National Bancorp	112,944	1,219,795
Veritex Holdings, Inc.	12,013	319,426
Washington Federal, Inc.	16,824	504,384
Washington Trust Bancorp., Inc.	3,604	167,514
Webster Financial Corp.	46,846	2,117,439
Wells Fargo & Co.	1,001,588	40,283,869
WesBanco, Inc.	16,977	566,523
West BanCorp, Inc.	5,754	119,741
Westamerica Bancorp	7,741	404,777
Western Alliance Bancorp	27,871	1,832,240
Wintrust Financial Corp.	15,399	1,255,788
Zions Bancorp NA	39,725	2,020,414

		381,485,287

Beverages — 1.6%
Boston Beer Co., Inc., Class A, NVS(a)(b)	2,395	775,142
Brown-Forman Corp., Class A, NVS(b)	11,992	810,180
Brown-Forman Corp., Class B	49,066	3,266,324
Celsius Holdings, Inc.(a)(b)	14,139	1,282,124

Security	Shares	Value

Beverages (continued)
Coca-Cola Co.	1,029,712	$57,684,466
Coca-Cola Consolidated, Inc.	1,139	468,960
Constellation Brands, Inc., Class A	40,258	9,246,457
Duckhorn Portfolio, Inc.(a)(b)	7,000	101,010
Keurig Dr Pepper, Inc.	226,516	8,113,803
MGP Ingredients, Inc.	3,883	412,219
Molson Coors Beverage Co., Class B	46,571	2,234,942
Monster Beverage Corp.(a)(b)	98,458	8,561,908
National Beverage Corp.	6,752	260,222
PepsiCo, Inc.	361,511	59,020,286
Primo Water Corp.	44,998	564,725
Vita Coco Co., Inc.(a)	10,812	123,149

		152,925,917

Biotechnology — 2.7%
2seventy bio, Inc.(a)	7,858	114,334
4D Molecular Therapeutics, Inc.(a)	12,062	96,978
AbbVie, Inc.	466,372	62,591,786
ACADIA Pharmaceuticals, Inc.(a)	30,357	496,641
Adicet Bio, Inc.(a)	8,535	121,368
ADMA Biologics, Inc.(a)	73,979	179,769
Agenus, Inc.(a)	45,627	93,535
Agios Pharmaceuticals, Inc.(a)(b)	16,320	461,530
Akero Therapeutics, Inc.(a)	8,934	304,203
Albireo Pharma, Inc.(a)	6,265	121,290
Alector, Inc.(a)	16,220	153,441
Alkermes PLC(a)	42,634	952,017
Allogene Therapeutics, Inc.(a)(b)	24,956	269,525
Alnylam Pharmaceuticals, Inc.(a)	32,075	6,420,132
ALX Oncology Holdings, Inc.(a)(b)	9,194	87,987
Amgen, Inc.	141,324	31,854,430
Amicus Therapeutics, Inc.(a)	70,653	737,617
AnaptysBio, Inc.(a)(b)	7,290	185,968
Anavex Life Sciences Corp.(a)(b)	19,345	199,640
Anika Therapeutics, Inc.(a)	6,026	143,419
Apellis Pharmaceuticals, Inc.(a)	24,668	1,684,824
Arbutus Biopharma Corp.(a)(b)	48,617	92,858
Arcellx, Inc.(a)	10,175	190,985
Arcturus Therapeutics Holdings, Inc.(a)(b)	8,808	130,535
Arcus Biosciences, Inc.(a)	12,116	316,955
Arcutis Biotherapeutics, Inc.(a)(b)	11,503	219,822
Arrowhead Pharmaceuticals, Inc.(a)(b)	27,054	894,135
Atara Biotherapeutics, Inc.(a)(b)	26,403	99,803
Aura Biosciences, Inc.(a)	8,730	158,188
Aurinia Pharmaceuticals, Inc.(a)	37,825	284,444
Avid Bioservices, Inc.(a)(b)	16,788	320,987
Avidity Biosciences, Inc.(a)(b)	15,748	257,165
Beam Therapeutics, Inc.(a)	17,702	843,323
BioCryst Pharmaceuticals, Inc.(a)	46,250	582,750
Biogen, Inc.(a)	38,625	10,312,875
Biohaven Pharmaceutical Holding Co. Ltd.(a)	16,429	2,483,572
BioMarin Pharmaceutical, Inc.(a)	49,894	4,229,514
Bioxcel Therapeutics, Inc.(a)(b)	9,258	109,430
Bluebird Bio, Inc.(a)(b)	17,362	109,901
Blueprint Medicines Corp.(a)	15,606	1,028,279
Bridgebio Pharma, Inc.(a)(b)	28,938	287,644
C4 Therapeutics, Inc.(a)(b)	10,640	93,313
CareDx, Inc.(a)(b)	12,925	219,984
Caribou Biosciences, Inc.(a)(b)	17,981	189,700
Catalyst Pharmaceuticals, Inc.(a)	24,483	314,117
Celldex Therapeutics, Inc.(a)	13,504	379,597
Century Therapeutics, Inc.(a)(b)	10,251	101,382
Cerevel Therapeutics Holdings, Inc.(a)(b)	15,699	443,654

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
ChemoCentryx, Inc.(a)	17,444	$901,157
Chinook Therapeutics, Inc.(a)	9,924	195,106
Cogent Biosciences, Inc.(a)	14,681	219,041
Coherus Biosciences, Inc.(a)(b)	16,634	159,853
Crinetics Pharmaceuticals, Inc.(a)	12,259	240,767
CTI BioPharma Corp.(a)	29,102	169,374
Cullinan Oncology, Inc.(a)	8,160	104,611
Cytokinetics, Inc.(a)(b)	20,361	986,490
Day One Biopharmaceuticals, Inc.(a)	10,440	209,113
Deciphera Pharmaceuticals, Inc.(a)(b)	10,094	186,739
Denali Therapeutics, Inc.(a)	24,113	740,028
Dynavax Technologies Corp.(a)	28,637	298,970
Dyne Therapeutics, Inc.(a)	9,534	121,082
Eagle Pharmaceuticals, Inc.(a)	3,860	101,981
Editas Medicine, Inc.(a)	18,768	229,720
Eiger BioPharmaceuticals, Inc.(a)	15,860	119,426
Emergent BioSolutions, Inc.(a)	12,011	252,111
Enanta Pharmaceuticals, Inc.(a)	4,849	251,518
EQRx, Inc.(a)(b)	46,150	228,442
Erasca, Inc.(a)(b)	17,355	135,369
Exact Sciences Corp.(a)	45,231	1,469,555
Exelixis, Inc.(a)	83,366	1,307,179
Fate Therapeutics, Inc.(a)	20,353	456,111
FibroGen, Inc.(a)(b)	22,441	291,957
Forma Therapeutics Holdings, Inc.(a)	9,289	185,316
Generation Bio Co.(a)(b)	21,073	111,898
Geron Corp.(a)	98,833	231,269
Gilead Sciences, Inc.	331,432	20,446,040
Global Blood Therapeutics, Inc.(a)	16,132	1,098,589
Gossamer Bio, Inc.(a)	12,244	146,683
Halozyme Therapeutics, Inc.(a)(b)	35,951	1,421,503
Heron Therapeutics, Inc.(a)	28,440	120,017
Horizon Therapeutics PLC(a)	59,694	3,694,462
Ideaya Biosciences, Inc.(a)	9,634	143,739
Imago Biosciences, Inc.(a)(b)	7,391	111,235
ImmunityBio, Inc.(a)(b)	21,871	108,699
ImmunoGen, Inc.(a)	55,284	264,258
Incyte Corp.(a)	49,360	3,289,350
Inhibrx, Inc.(a)	7,653	137,371
Inovio Pharmaceuticals, Inc.(a)(b)	62,941	108,573
Insmed, Inc.(a)(b)	31,423	676,851
Instil Bio, Inc.(a)(b)	18,980	91,863
Intellia Therapeutics, Inc.(a)(b)	20,657	1,155,966
Intercept Pharmaceuticals, Inc.(a)(b)	8,167	113,930
Ionis Pharmaceuticals, Inc.(a)(b)	38,510	1,703,297
Iovance Biotherapeutics, Inc.(a)	36,716	351,739
Ironwood Pharmaceuticals, Inc.(a)	40,499	419,570
iTeos Therapeutics, Inc.(a)	6,627	126,244
IVERIC bio, Inc.(a)	30,340	544,300
KalVista Pharmaceuticals, Inc.(a)	6,993	101,468
Karuna Therapeutics, Inc.(a)	7,810	1,756,703
Karyopharm Therapeutics, Inc.(a)	22,572	123,243
Keros Therapeutics, Inc.(a)	4,121	155,032
Kiniksa Pharmaceuticals Ltd., Class A(a)	11,564	148,482
Kinnate Biopharma, Inc.(a)	8,628	103,105
Kodiak Sciences, Inc.(a)	14,168	109,660
Krystal Biotech, Inc.(a)	5,886	410,254
Kura Oncology, Inc.(a)(b)	16,737	228,627
Kymera Therapeutics, Inc.(a)(b)	9,811	213,585
Ligand Pharmaceuticals, Inc.(a)	3,919	337,465
Lyell Immunopharma, Inc.(a)(b)	38,933	285,379
Madrigal Pharmaceuticals, Inc.(a)(b)	2,737	177,878

Security	Shares	Value

Biotechnology (continued)
MannKind Corp.(a)	60,244	$186,154
Mersana Therapeutics, Inc.(a)	22,348	151,072
MiMedx Group, Inc.(a)	33,532	96,237
Mirati Therapeutics, Inc.(a)	10,788	753,434
Mirum Pharmaceuticals, Inc.(a)	6,027	126,627
Moderna, Inc.(a)	89,734	10,611,045
Morphic Holding, Inc.(a)	5,807	164,338
Myriad Genetics, Inc.(a)	22,826	435,520
Natera, Inc.(a)	21,724	951,946
Neurocrine Biosciences, Inc.(a)	25,362	2,693,698
Nkarta, Inc.(a)(b)	8,753	115,189
Novavax, Inc.(a)(b)	19,642	357,484
Nurix Therapeutics, Inc.(a)	10,624	138,431
Nuvalent, Inc., Class A(a)(b)	6,017	116,970
Ocugen, Inc.(a)(b)	48,321	86,011
PMV Pharmaceuticals, Inc.(a)(b)	8,330	99,127
Point Biopharma Global, Inc.(a)(b)	26,357	203,740
Precigen, Inc.(a)	42,058	89,163
Prometheus Biosciences, Inc.(a)	7,862	463,937
Protagonist Therapeutics, Inc.(a)	16,356	137,881
Prothena Corp. PLC(a)(b)	9,363	567,679
PTC Therapeutics, Inc.(a)(b)	19,898	998,880
RAPT Therapeutics, Inc.(a)	5,476	131,753
Recursion Pharmaceuticals, Inc., Class A(a)(b)	30,255	321,913
Regeneron Pharmaceuticals, Inc.(a)	27,343	18,835,772
REGENXBIO, Inc.(a)	9,304	245,905
Relay Therapeutics, Inc.(a)	20,053	448,586
Replimune Group, Inc.(a)	14,438	249,344
REVOLUTION Medicines, Inc.(a)	16,366	322,738
Rocket Pharmaceuticals, Inc.(a)(b)	9,565	152,657
Sage Therapeutics, Inc.(a)	13,589	532,145
Sana Biotechnology, Inc.(a)(b)	22,666	135,996
Sangamo Therapeutics, Inc.(a)	33,854	165,885
Sarepta Therapeutics, Inc.(a)	22,686	2,507,710
Seagen, Inc.(a)	36,141	4,945,173
Seres Therapeutics, Inc.(a)(b)	18,278	117,345
Sorrento Therapeutics, Inc.(a)(b)	126,581	198,732
SpringWorks Therapeutics, Inc.(a)	7,153	204,075
Stoke Therapeutics, Inc.(a)	7,795	100,088
Sutro Biopharma, Inc.(a)	22,562	125,219
Syndax Pharmaceuticals, Inc.(a)(b)	14,493	348,267
TG Therapeutics, Inc.(a)	32,744	193,844
Travere Therapeutics, Inc.(a)	16,926	417,057
Twist Bioscience Corp.(a)(b)	15,147	533,780
Ultragenyx Pharmaceutical, Inc.(a)	16,844	697,510
United Therapeutics Corp.(a)	11,960	2,504,185
Vanda Pharmaceuticals, Inc.(a)	14,967	147,874
Vaxart, Inc.(a)(b)	53,858	117,410
Vaxcyte, Inc.(a)	15,621	374,904
Veracyte, Inc.(a)	17,472	290,035
Vericel Corp.(a)	11,651	270,303
Vertex Pharmaceuticals, Inc.(a)	67,707	19,603,885
Verve Therapeutics, Inc.(a)	12,495	429,203
Vir Biotechnology, Inc.(a)	20,174	388,955
Viridian Therapeutics, Inc.(a)	11,608	238,080
Xencor, Inc.(a)	14,994	389,544
Y-mAbs Therapeutics, Inc.(a)(b)	7,180	103,536
Zentalis Pharmaceuticals, Inc.(a)(b)	14,091	305,211

		258,933,871

Building Products — 0.6%
A O Smith Corp.	33,497	1,627,284
AAON, Inc.	10,594	570,805

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Advanced Drainage Systems, Inc.	16,975	$2,111,181
Allegion PLC	23,173	2,078,155
American Woodmark Corp.(a)	4,781	209,695
Apogee Enterprises, Inc.	6,997	267,425
Armstrong World Industries, Inc.	12,168	964,071
AZEK Co., Inc.(a)(b)	28,772	478,191
Builders FirstSource, Inc.(a)	40,766	2,401,933
Carlisle Cos., Inc.	13,562	3,802,920
Carrier Global Corp.	224,898	7,997,373
CSW Industrials, Inc.	3,710	444,458
Fortune Brands Home & Security, Inc.	34,492	1,851,875
Gibraltar Industries, Inc.(a)	8,165	334,193
Griffon Corp.	11,147	329,059
Hayward Holdings, Inc.(a)(b)	18,887	167,528
Insteel Industries, Inc.	4,301	114,105
Janus International Group, Inc.(a)(b)	22,329	199,175
JELD-WEN Holding, Inc.(a)	21,852	191,205
Johnson Controls International PLC	183,230	9,018,581
Lennox International, Inc.	8,477	1,887,574
Masco Corp.	59,499	2,778,008
Masonite International Corp.(a)(b)	6,222	443,566
Owens Corning	25,076	1,971,224
PGT Innovations, Inc.(a)	14,886	312,011
Quanex Building Products Corp.	9,093	165,129
Resideo Technologies, Inc.(a)	37,993	724,147
Simpson Manufacturing Co., Inc.	11,656	913,830
Trane Technologies PLC	61,027	8,837,320
Trex Co., Inc.(a)(b)	30,372	1,334,546
UFP Industries, Inc.	16,391	1,182,774
Zurn Elkay Water Solutions Corp.(b)	32,974	807,863

		56,517,204

Capital Markets — 3.1%
Affiliated Managers Group, Inc.	10,047	1,123,757
Ameriprise Financial, Inc.	28,417	7,159,663
Ares Management Corp., Class A	39,703	2,459,601
Artisan Partners Asset Management, Inc., Class A	14,977	403,331
AssetMark Financial Holdings, Inc.(a)	6,413	117,294
B Riley Financial, Inc.	5,794	257,949
Bank of New York Mellon Corp.	193,336	7,447,303
BGC Partners, Inc., Class A	87,616	275,114
BlackRock, Inc.(c)	39,659	21,823,555
Blackstone, Inc., NVS	185,278	15,507,769
Blucora, Inc.(a)	13,196	255,211
Blue Owl Capital, Inc.	107,115	988,671
Brightsphere Investment Group, Inc.	8,564	127,689
Carlyle Group, Inc.	54,004	1,395,463
Cboe Global Markets, Inc.	28,168	3,306,078
Charles Schwab Corp.	402,205	28,906,473
CME Group, Inc.	94,986	16,824,870
Cohen & Steers, Inc.	6,116	383,045
Coinbase Global, Inc., Class A(a)(b)	41,256	2,660,599
Cowen, Inc., Class A	6,191	239,220
Diamond Hill Investment Group, Inc.	689	113,685
Donnelley Financial Solutions, Inc.(a)	6,473	239,307
Evercore, Inc., Class A	9,543	784,912
FactSet Research Systems, Inc.	10,078	4,032,309
Federated Hermes, Inc.	23,726	785,805
Focus Financial Partners, Inc., Class A(a)	15,629	492,470
Franklin Resources, Inc.	75,815	1,631,539
GCM Grosvenor, Inc., Class A	13,071	103,130
Goldman Sachs Group, Inc.	87,497	25,640,996
Hamilton Lane, Inc., Class A	9,362	558,069

Security	Shares	Value

Capital Markets (continued)
Houlihan Lokey, Inc.	13,840	$1,043,259
Interactive Brokers Group, Inc., Class A	24,202	1,546,750
Intercontinental Exchange, Inc.	146,403	13,227,511
Invesco Ltd.	100,496	1,376,795
Janus Henderson Group PLC	38,691	785,814
Jefferies Financial Group, Inc.	53,816	1,587,572
KKR & Co., Inc.	151,907	6,532,001
Lazard Ltd., Class A	23,829	758,477
LPL Financial Holdings, Inc.(b)	21,033	4,595,290
MarketAxess Holdings, Inc.	10,031	2,231,797
Moelis & Co., Class A	16,459	556,479
Moody’s Corp.	42,294	10,282,094
Morgan Stanley	329,073	26,000,058
Morningstar, Inc.	6,337	1,345,472
MSCI, Inc., Class A	20,927	8,826,799
Nasdaq, Inc.	90,231	5,114,293
Northern Trust Corp.	54,254	4,641,972
Open Lending Corp., Class A(a)	26,990	217,000
Perella Weinberg Partners	19,000	120,270
Piper Sandler Cos	4,979	521,501
PJT Partners, Inc., Class A	6,352	424,441
Raymond James Financial, Inc.	51,452	5,084,487
Robinhood Markets, Inc., Class A(a)(b)	148,921	1,504,102
S&P Global, Inc.	88,352	26,978,283
SEI Investments Co.	26,989	1,323,810
State Street Corp.	96,511	5,868,834
StepStone Group, Inc., Class A	15,143	371,155
Stifel Financial Corp.	26,162	1,358,069
StoneX Group, Inc.(a)	5,315	440,826
T Rowe Price Group, Inc.	59,364	6,233,814
Tradeweb Markets, Inc., Class A	27,746	1,565,429
Victory Capital Holdings, Inc., Class A	4,364	101,725
Virtu Financial, Inc., Class A	27,878	579,026
Virtus Investment Partners, Inc.	1,731	276,129
WisdomTree Investments, Inc.	39,480	184,766

		289,650,977

Chemicals — 1.8%
AdvanSix, Inc.	7,904	253,718
Air Products and Chemicals, Inc.	58,519	13,619,127
Albemarle Corp.	31,053	8,211,655
American Vanguard Corp.(b)	8,852	165,532
Amyris, Inc.(a)(b)	44,133	128,868
Ashland, Inc.	13,688	1,299,949
Avient Corp.	23,110	700,233
Axalta Coating Systems Ltd.(a)(b)	55,898	1,177,212
Balchem Corp.(b)	8,186	995,254
Cabot Corp.	14,168	905,194
Celanese Corp.	28,728	2,595,288
CF Industries Holdings, Inc.	52,505	5,053,606
Chase Corp.	2,295	191,793
Chemours Co.	41,607	1,025,613
Corteva, Inc.	190,813	10,904,963
Diversey Holdings Ltd.(a)(b)	20,825	101,210
Dow, Inc.	190,737	8,379,076
DuPont de Nemours, Inc.	133,633	6,735,103
Eastman Chemical Co.	33,278	2,364,402
Ecolab, Inc.	65,439	9,450,700
Ecovyst, Inc.(a)	12,081	101,964
Element Solutions, Inc.	59,142	962,240
FMC Corp.	32,866	3,473,936
Ginkgo Bioworks Holdings, Inc.(a)(b)	237,749	741,777
Hawkins, Inc.	4,496	175,299

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
HB Fuller Co.	13,574	$815,797
Huntsman Corp.	50,969	1,250,779
Ingevity Corp.(a)	11,207	679,480
Innospec, Inc.	6,535	559,853
International Flavors & Fragrances, Inc.	67,349	6,117,310
Intrepid Potash, Inc.(a)(b)	2,903	114,872
Koppers Holdings, Inc.	5,224	108,555
Linde PLC	132,501	35,720,945
Livent Corp.(a)	44,222	1,355,404
LSB Industries, Inc.(a)	8,307	118,375
LyondellBasell Industries NV, Class A	68,526	5,158,637
Mativ Holdings, Inc.	13,982	308,723
Minerals Technologies, Inc.(b)	9,749	481,698
Mosaic Co.	91,224	4,408,856
NewMarket Corp.	1,518	456,660
Olin Corp.	36,550	1,567,264
Origin Materials, Inc.(a)(b)	32,176	166,028
Orion Engineered Carbons SA	16,048	214,241
Perimeter Solutions SA(a)	38,642	309,522
PPG Industries, Inc.	62,781	6,949,229
PureCycle Technologies, Inc.(a)(b)	27,855	224,790
Quaker Chemical Corp.	3,562	514,282
RPM International, Inc.	33,313	2,775,306
Scotts Miracle-Gro Co., Class A	10,768	460,332
Sensient Technologies Corp.	11,460	794,636
Sherwin-Williams Co.	63,407	12,982,583
Stepan Co.	6,128	574,010
Tredegar Corp.	11,456	108,145
Trinseo PLC	9,843	180,324
Tronox Holdings PLC	27,067	331,571
Valvoline, Inc.	46,721	1,183,910
Westlake Corp.	9,079	788,784

		167,494,613

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	17,599	672,810
ACCO Brands Corp.	27,889	136,656
ACV Auctions, Inc., Class A(a)(b)	33,687	242,209
Brady Corp., Class A, NVS	12,771	532,934
BrightView Holdings, Inc.(a)	13,981	111,009
Brink’s Co.	13,363	647,304
Casella Waste Systems, Inc., Class A(a)	13,334	1,018,584
Cimpress PLC(a)	4,469	109,401
Cintas Corp.	22,512	8,738,933
Clean Harbors, Inc.(a)	13,539	1,489,019
Copart, Inc.(a)	56,667	6,029,369
CoreCivic, Inc.(a)	30,682	271,229
Deluxe Corp.	10,934	182,051
Driven Brands Holdings, Inc.(a)	12,866	359,991
Ennis, Inc.	6,537	131,590
GEO Group, Inc.(a)	33,696	259,459
Harsco Corp.(a)	22,923	85,732
Healthcare Services Group, Inc.	20,305	245,487
Heritage-Crystal Clean, Inc.(a)	5,258	155,479
HNI Corp.	11,727	310,883
IAA, Inc.(a)	36,379	1,158,671
Interface, Inc.	14,485	130,220
KAR Auction Services, Inc.(a)	28,611	319,585
Li-Cycle Holdings Corp.(a)(b)	36,309	193,164
Matthews International Corp., Class A	7,951	178,182
MillerKnoll, Inc.	21,116	329,410
Montrose Environmental Group, Inc.(a)(b)	5,781	194,531
MSA Safety, Inc.	9,671	1,056,847

Security	Shares	Value

Commercial Services & Supplies (continued)
Republic Services, Inc.	51,731	$7,037,485
Rollins, Inc.	60,966	2,114,301
SP Plus Corp.(a)	5,979	187,262
Steelcase, Inc., Class A	25,338	165,204
Stericycle, Inc.(a)	24,137	1,016,409
Tetra Tech, Inc.	14,286	1,836,180
UniFirst Corp.	4,131	694,958
Viad Corp.(a)	5,056	159,668
VSE Corp.	2,979	105,457
Waste Management, Inc.	107,585	17,236,193

		55,843,856

Communications Equipment — 0.8%
ADTRAN Holdings, Inc.	18,578	363,757
Arista Networks, Inc.(a)	65,231	7,363,928
Calix, Inc.(a)	14,427	882,067
Ciena Corp.(a)	40,172	1,624,154
Cisco Systems, Inc.	1,101,344	44,053,760
Clearfield, Inc.(a)	3,419	357,764
CommScope Holding Co., Inc.(a)(b)	50,283	463,106
Digi International, Inc.(a)	11,323	391,436
Extreme Networks, Inc.(a)	29,252	382,324
F5, Inc.(a)	15,790	2,285,287
Harmonic, Inc.(a)(b)	25,120	328,318
Infinera Corp.(a)(b)	53,225	257,609
Inseego Corp.(a)(b)	50,545	104,628
Juniper Networks, Inc.	84,377	2,203,927
Lumentum Holdings, Inc.(a)(b)	19,090	1,309,001
Motorola Solutions, Inc.	43,552	9,754,342
NETGEAR, Inc.(a)	8,788	176,112
NetScout Systems, Inc.(a)	16,622	520,601
Ubiquiti, Inc.(b)	1,451	425,956
Viasat, Inc.(a)(b)	17,770	537,187
Viavi Solutions, Inc.(a)	64,128	836,870

		74,622,134

Construction & Engineering — 0.2%
AECOM	34,517	2,359,927
Ameresco, Inc., Class A(a)(b)	7,280	483,975
API Group Corp.(a)	52,029	690,425
Arcosa, Inc.	12,843	734,363
Argan, Inc.	3,857	124,080
Comfort Systems USA, Inc.	9,108	886,482
Construction Partners, Inc., Class A(a)	8,910	233,709
Dycom Industries, Inc.(a)	7,193	687,147
EMCOR Group, Inc.	13,317	1,537,847
Fluor Corp.(a)	39,161	974,717
Granite Construction, Inc.	13,428	340,937
Great Lakes Dredge & Dock Corp.(a)(b)	14,772	111,972
Infrastructure and Energy Alternatives, Inc.(a)	7,980	108,049
MasTec, Inc.(a)	15,048	955,548
MDU Resources Group, Inc.	52,351	1,431,800
MYR Group, Inc.(a)	4,920	416,872
Northwest Pipe Co.(a)	4,016	112,850
NV5 Global, Inc.(a)	3,698	457,886
Primoris Services Corp.	15,672	254,670
Quanta Services, Inc.	37,201	4,739,035
Sterling Infrastructure, Inc.(a)(b)	6,808	146,168
Valmont Industries, Inc.	5,531	1,485,737
WillScot Mobile Mini Holdings Corp.(a)	56,998	2,298,729

		21,572,925

Construction Materials — 0.1%
Eagle Materials, Inc.	10,429	1,117,780

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials (continued)
Martin Marietta Materials, Inc.	16,404	$5,283,565
Summit Materials, Inc., Class A(a)(b)	32,043	767,750
Vulcan Materials Co.	34,277	5,405,826

		12,574,921

Consumer Finance — 0.5%
Ally Financial, Inc.	82,451	2,294,611
American Express Co.	159,069	21,459,999
Bread Financial Holdings, Inc.	12,814	403,000
Capital One Financial Corp.	100,905	9,300,414
Credit Acceptance Corp.(a)(b)	1,831	801,978
Discover Financial Services	72,556	6,596,792
Encore Capital Group, Inc.(a)(b)	6,537	297,303
Enova International, Inc.(a)	10,093	295,422
EZCORP, Inc., Class A, NVS(a)	14,005	107,979
FirstCash Holdings, Inc.	9,789	718,023
Green Dot Corp., Class A(a)	14,236	270,199
LendingClub Corp.(a)	25,821	285,322
LendingTree, Inc.(a)	3,884	92,672
Navient Corp.	31,953	469,390
Nelnet, Inc., Class A(b)	3,252	257,526
NerdWallet, Inc., Class A(a)(b)	11,840	105,021
OneMain Holdings, Inc.	29,618	874,323
PRA Group, Inc.(a)	9,597	315,357
PROG Holdings, Inc.(a)	14,721	220,521
Regional Management Corp.	3,397	95,252
SLM Corp.	65,169	911,714
SoFi Technologies, Inc.(a)(b)	214,875	1,048,590
Synchrony Financial	127,200	3,585,768
Upstart Holdings, Inc.(a)(b)	20,256	421,122
World Acceptance Corp.(a)	988	95,658

		51,323,956

Containers & Packaging — 0.4%
Amcor PLC	395,499	4,243,704
AptarGroup, Inc.	17,119	1,626,819
Ardagh Group SA(a)	4,919	42,020
Ardagh Metal Packaging SA	41,863	202,617
Avery Dennison Corp.	21,722	3,534,169
Ball Corp.	82,967	4,008,965
Berry Global Group, Inc.(a)	33,032	1,536,979
Crown Holdings, Inc.	31,255	2,532,593
Graphic Packaging Holding Co.	78,823	1,555,966
Greif, Inc.	2,003	121,782
Greif, Inc., Class A, NVS	6,345	377,972
International Paper Co.	94,968	3,010,486
Myers Industries, Inc.	9,746	160,517
O-I Glass, Inc.(a)	43,793	567,119
Packaging Corp. of America	24,856	2,791,080
Pactiv Evergreen, Inc.	10,623	92,739
Sealed Air Corp.	38,411	1,709,674
Silgan Holdings, Inc.	22,126	930,177
Sonoco Products Co.	26,163	1,484,227
TriMas Corp.	9,895	248,068
Westrock Co.	67,763	2,093,199

		32,870,872

Distributors — 0.1%
Funko, Inc., Class A(a)	6,433	130,075
Genuine Parts Co.	36,717	5,482,582
LKQ Corp.	69,618	3,282,489
Pool Corp.	10,276	3,269,926

		12,165,072

Security	Shares	Value

Diversified Consumer Services — 0.1%
2U, Inc.(a)(b)	18,603	$116,269
ADT, Inc.	69,954	523,955
Adtalem Global Education, Inc.(a)	12,793	466,305
Bright Horizons Family Solutions, Inc.(a)	16,360	943,154
Carriage Services, Inc.	3,922	126,131
Chegg, Inc.(a)	32,202	678,496
Coursera, Inc.(a)(b)	34,958	376,847
Duolingo, Inc.(a)(b)	6,486	617,662
European Wax Center, Inc., Class A	5,886	108,597
Frontdoor, Inc.(a)	22,920	467,339
Graham Holdings Co., Class B	1,034	556,271
Grand Canyon Education, Inc.(a)	8,087	665,156
H&R Block, Inc.	41,669	1,772,599
Laureate Education, Inc.	25,027	264,035
Mister Car Wash, Inc.(a)(b)	20,291	174,097
OneSpaWorld Holdings Ltd.(a)(b)	12,241	102,824
Perdoceo Education Corp.(a)	20,257	208,647
PowerSchool Holdings, Inc., Class A(a)	11,310	188,764
Rover Group, Inc.(a)(b)	32,872	109,792
Service Corp. International	40,267	2,325,017
Strategic Education, Inc.	5,922	363,670
Stride, Inc.(a)	11,199	470,694
Terminix Global Holdings, Inc.(a)	32,978	1,262,728
Udemy, Inc.(a)	22,431	271,191
Vivint Smart Home, Inc.(a)	18,862	124,112

		13,284,352

Diversified Financial Services — 1.5%
Alerus Financial Corp.	5,608	123,937
A-Mark Precious Metals, Inc.	5,168	146,720
Apollo Global Management, Inc.	120,924	5,622,966
Banco Latinoamericano de Comercio Exterior SA, Class E	10,950	143,007
Berkshire Hathaway, Inc., Class B(a)	475,827	127,055,326
Cannae Holdings, Inc.(a)(b)	22,281	460,325
Compass Diversified Holdings	14,456	261,075
Equitable Holdings, Inc.	101,095	2,663,853
Jackson Financial, Inc., Class A	20,062	556,720
Voya Financial, Inc.	23,320	1,410,860

		138,444,789

Diversified Telecommunication Services — 0.8%
Anterix, Inc.(a)	6,570	234,680
AT&T Inc.	1,895,679	29,079,716
ATN International, Inc.	3,079	118,757
Bandwidth, Inc., Class A(a)	8,546	101,697
Charge Enterprises, Inc.(a)(b)	60,908	107,198
Cogent Communications Holdings, Inc.	11,596	604,847
Consolidated Communications Holdings, Inc.(a)	20,854	86,753
EchoStar Corp., Class A(a)(b)	9,733	160,303
Frontier Communications Parent, Inc.(a)(b)	63,352	1,484,337
Globalstar, Inc.(a)	164,181	261,048
IDT Corp., Class B(a)	5,275	130,978
Iridium Communications, Inc.(a)	31,778	1,409,990
Liberty Latin America Ltd., Class C(a)	41,510	255,287
Lumen Technologies, Inc.	269,537	1,962,229
Radius Global Infrastructure, Inc., Class A(a)(b)	22,335	210,396
Verizon Communications, Inc.	1,113,903	42,294,897

		78,503,113

Electric Utilities — 1.8%
ALLETE, Inc.	18,798	940,840
Alliant Energy Corp.	65,935	3,493,896
American Electric Power Co., Inc.	135,712	11,732,302

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Avangrid, Inc.	18,845	$785,837
Constellation Energy Corp.	86,426	7,189,779
Duke Energy Corp.	203,308	18,911,710
Edison International	100,691	5,697,097
Entergy Corp.	53,350	5,368,610
Evergy, Inc.	59,844	3,554,734
Eversource Energy	91,237	7,112,837
Exelon Corp.	261,490	9,795,415
FirstEnergy Corp.	142,530	5,273,610
Hawaiian Electric Industries, Inc.	29,333	1,016,682
IDACORP, Inc.	12,984	1,285,546
MGE Energy, Inc.	9,534	625,716
NextEra Energy, Inc.	519,035	40,697,534
NRG Energy, Inc.	61,655	2,359,537
OGE Energy Corp.	51,976	1,895,045
Otter Tail Corp.	10,615	653,035
PG&E Corp.(a)(b)	415,491	5,193,637
Pinnacle West Capital Corp.	29,446	1,899,561
PNM Resources, Inc.	25,489	1,165,612
Portland General Electric Co.	24,260	1,054,340
PPL Corp.	195,008	4,943,453
Southern Co.	276,929	18,831,172
Xcel Energy, Inc.	141,346	9,046,144

		170,523,681

Electrical Equipment — 0.7%
Acuity Brands, Inc.	8,585	1,351,880
AMETEK, Inc.	60,784	6,893,514
Array Technologies, Inc.(a)	41,364	685,815
Atkore, Inc.(a)	10,789	839,492
AZZ, Inc.	6,759	246,771
Babcock & Wilcox Enterprises, Inc.(a)(b)	17,347	110,674
Blink Charging Co.(a)(b)	9,967	176,615
Bloom Energy Corp., Class A(a)(b)	43,615	871,864
ChargePoint Holdings, Inc.(a)(b)	67,959	1,003,075
Eaton Corp. PLC	105,376	14,052,943
Emerson Electric Co.	156,054	11,426,274
Encore Wire Corp.	5,113	590,756
EnerSys	11,543	671,456
Enovix Corp.(a)(b)	30,501	559,236
ESS Tech, Inc.(a)	32,218	131,772
Fluence Energy, Inc.(a)(b)	8,969	130,858
FuelCell Energy, Inc.(a)(b)	101,061	344,618
Generac Holdings, Inc.(a)(b)	16,609	2,958,727
GrafTech International Ltd.	57,328	247,084
Hubbell, Inc.	14,101	3,144,523
NuScale Power Corp.(a)(b)	10,319	120,526
nVent Electric PLC	44,374	1,402,662
Plug Power, Inc.(a)(b)	135,336	2,843,409
Regal Rexnord Corp.	18,240	2,560,167
Rockwell Automation, Inc.	30,654	6,593,982
Sensata Technologies Holding PLC	40,557	1,511,965
Shoals Technologies Group, Inc., Class A(a)(b)	27,440	591,332
Stem, Inc.(a)	42,548	567,590
SunPower Corp.(a)(b)	19,824	456,745
Sunrun, Inc.(a)(b)	52,648	1,452,558
Thermon Group Holdings, Inc.(a)	8,790	135,454
TPI Composites, Inc.(a)	7,812	88,119
Vertiv Holdings Co.(b)	84,911	825,335
Vicor Corp.(a)	5,565	329,114

		65,916,905

Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)(b)	7,945	130,695

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Advanced Energy Industries, Inc.	10,744	$831,693
Akoustis Technologies, Inc.(a)	33,837	100,496
Amphenol Corp., Class A	155,295	10,398,553
Arlo Technologies, Inc.(a)	21,770	101,013
Arrow Electronics, Inc.(a)	16,534	1,524,269
Avnet, Inc.	26,872	970,617
Badger Meter, Inc.	7,232	668,164
Belden, Inc.	11,251	675,285
Benchmark Electronics, Inc.	10,690	264,898
CDW Corp.	35,921	5,606,550
Cognex Corp.	45,395	1,881,623
Coherent Corp.(a)	33,884	1,180,857
Corning, Inc.	199,364	5,785,543
CTS Corp.	8,318	346,445
ePlus, Inc.(a)	7,628	316,867
Fabrinet(a)	9,479	904,771
FARO Technologies, Inc.(a)	4,226	115,961
Insight Enterprises, Inc.(a)	8,900	733,449
IPG Photonics Corp.(a)	9,440	796,264
Itron, Inc.(a)	11,846	498,835
Jabil, Inc.	35,742	2,062,671
Keysight Technologies, Inc.(a)	47,594	7,489,392
Kimball Electronics, Inc.(a)	6,064	103,998
Knowles Corp.(a)	26,198	318,830
Lightwave Logic, Inc.(a)	31,791	233,346
Littelfuse, Inc.(b)	6,319	1,255,522
Methode Electronics, Inc.	9,332	346,684
MicroVision, Inc.(a)(b)	41,914	151,310
Mirion Technologies, Inc.(a)	42,777	319,544
Napco Security Technologies, Inc.(a)	7,658	222,695
National Instruments Corp.	35,163	1,327,052
nLight, Inc.(a)	10,949	103,468
Novanta, Inc.(a)	9,006	1,041,544
OSI Systems, Inc.(a)	4,916	354,247
PAR Technology Corp.(a)(b)	7,476	220,766
PC Connection, Inc.	3,002	135,360
Plexus Corp.(a)	7,492	655,999
Rogers Corp.(a)	5,031	1,216,898
Sanmina Corp.(a)	14,082	648,899
ScanSource, Inc.(a)	6,807	179,773
SmartRent, Inc.(a)	38,632	87,695
TD SYNNEX Corp.	10,991	892,359
Teledyne Technologies, Inc.(a)	12,201	4,117,471
Trimble, Inc.(a)	67,354	3,655,302
TTM Technologies, Inc.(a)	24,207	319,048
Vishay Intertechnology, Inc.	32,481	577,837
Vontier Corp.	42,935	717,444
Zebra Technologies Corp., Class A(a)	14,026	3,674,952

		66,262,954

Energy Equipment & Services — 0.4%
Archrock, Inc.	35,273	226,453
Aspen Aerogels, Inc.(a)	10,533	97,114
Baker Hughes Co.(b)	253,288	5,308,916
Borr Drilling Ltd.(a)(b)	39,891	132,438
Bristow Group, Inc.(a)(b)	6,209	145,849
Cactus, Inc., Class A	14,998	576,373
ChampionX Corp.	51,694	1,011,652
Diamond Offshore Drilling, Inc.(a)(b)	39,196	259,869
DMC Global, Inc.(a)	6,440	102,911
Dril-Quip, Inc.(a)(b)	9,991	195,024
Expro Group Holdings NV(a)(b)	20,323	258,915
Halliburton Co.	240,198	5,913,675

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Helix Energy Solutions Group, Inc.(a)	35,887	$138,524
Helmerich & Payne, Inc.	27,144	1,003,514
Liberty Energy, Inc.(a)	39,399	499,579
Nabors Industries Ltd.(a)	2,260	229,277
NexTier Oilfield Solutions, Inc.(a)	40,996	303,370
Noble Corp. PLC(a)(b)	18,670	552,259
NOV, Inc.	105,592	1,708,478
Oceaneering International, Inc.(a)	24,877	198,021
Oil States International, Inc.(a)	23,212	90,295
Patterson-UTI Energy, Inc.	58,623	684,717
ProFrac Holding Corp., Class A(a)	8,237	125,285
ProPetro Holding Corp.(a)	20,109	161,877
RPC, Inc.	20,885	144,733
Schlumberger NV	371,703	13,344,138
Select Energy Services, Inc., Class A(a)	22,685	158,114
Solaris Oilfield Infrastructure, Inc., Class A	12,651	118,413
TETRA Technologies, Inc.(a)	42,052	150,967
Tidewater, Inc.(a)	10,111	219,409
US Silica Holdings, Inc.(a)	21,468	235,075
Valaris Ltd.(a)(b)	15,771	771,833
Weatherford International PLC(a)	18,409	594,427

		35,661,494

Entertainment — 1.4%
Activision Blizzard, Inc.	205,310	15,262,745
AMC Entertainment Holdings, Inc., Class A(a)(b)	136,132	948,840
Cinemark Holdings, Inc.(a)(b)	29,385	355,852
Electronic Arts, Inc.	73,349	8,487,213
IMAX Corp.(a)(b)	14,933	210,854
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	8,686	238,865
Liberty Media Corp.-Liberty Formula One, Class A, NVS(a)	6,479	340,277
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	52,163	3,051,536
Lions Gate Entertainment Corp., Class A(a)	14,307	106,301
Lions Gate Entertainment Corp., Class B, NVS(a)(b)	33,858	235,313
Live Nation Entertainment, Inc.(a)	40,800	3,102,432
Madison Square Garden Co(a)	5,300	724,298
Madison Square Garden Entertainment Corp.(a)	6,912	304,750
Marcus Corp.(b)	7,306	101,480
Netflix, Inc.(a)	115,946	27,298,326
Playtika Holding Corp.(a)(b)	27,455	257,803
ROBLOX Corp., Class A(a)(b)	116,795	4,185,933
Roku, Inc.(a)(b)	32,064	1,808,410
Skillz, Inc.(a)(b)	130,016	132,616
Spotify Technology SA(a)(b)	36,962	3,189,821
Take-Two Interactive Software, Inc.(a)	43,572	4,749,348
Walt Disney Co.(a)	482,186	45,484,605
Warner Bros Discovery, Inc.(a)	621,272	7,144,628
World Wrestling Entertainment, Inc., Class A	11,648	817,340

		128,539,586

Equity Real Estate Investment Trusts (REITs) — 3.2%
Acadia Realty Trust	24,793	312,888
Agree Realty Corp.	20,778	1,404,177
Alexander & Baldwin, Inc.	19,990	331,434
Alexander’s, Inc.	559	116,809
Alexandria Real Estate Equities, Inc.	43,009	6,029,432
American Assets Trust, Inc.	12,461	320,497
American Homes 4 Rent, Class A	81,360	2,669,422
American Tower Corp.	122,616	26,325,655
Americold Realty Trust, Inc.	71,127	1,749,724

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Apartment Income REIT Corp.	40,458	$1,562,488
Apartment Investment and Management Co., Class A	40,458	295,343
Apple Hospitality REIT, Inc.	54,336	763,964
Armada Hoffler Properties, Inc.	14,874	154,392
AvalonBay Communities, Inc.	36,966	6,808,768
Bluerock Residential Growth REIT, Inc.	7,481	200,117
Boston Properties, Inc.	41,855	3,137,869
Braemar Hotels & Resorts, Inc.	22,812	98,092
Brandywine Realty Trust	49,722	335,623
Brixmor Property Group, Inc.	80,530	1,487,389
Broadstone Net Lease, Inc.	40,671	631,621
Camden Property Trust	26,862	3,208,666
CareTrust REIT, Inc.	26,389	477,905
CBL & Associates Properties, Inc.	9,010	230,746
Centerspace	4,682	315,192
Chatham Lodging Trust(a)	12,948	127,797
City Office REIT, Inc.	13,029	129,899
Community Healthcare Trust, Inc.	5,798	189,884
Corporate Office Properties Trust	29,896	694,484
Cousins Properties, Inc.	39,978	933,486
Crown Castle, Inc.	113,991	16,477,399
CTO Realty Growth, Inc.	6,725	126,027
CubeSmart	58,934	2,360,896
DiamondRock Hospitality Co.	55,776	418,878
Digital Realty Trust, Inc.	75,396	7,477,775
Diversified Healthcare Trust	82,790	81,970
Douglas Emmett, Inc.	45,169	809,880
Duke Realty Corp.	100,437	4,841,063
Easterly Government Properties, Inc.	25,636	404,280
EastGroup Properties, Inc.	10,855	1,566,811
Elme Communities	23,867	419,105
Empire State Realty Trust, Inc., Class A(b)	38,852	254,869
EPR Properties	20,747	743,987
Equinix, Inc.	24,041	13,675,482
Equity Commonwealth	28,052	683,347
Equity LifeStyle Properties, Inc.	47,007	2,953,920
Equity Residential	97,873	6,579,023
Essential Properties Realty Trust, Inc.	36,937	718,425
Essex Property Trust, Inc.	17,280	4,185,734
Extra Space Storage, Inc.	34,992	6,043,468
Farmland Partners, Inc.	10,286	130,324
Federal Realty Investment Trust	22,240	2,004,269
First Industrial Realty Trust, Inc.	34,564	1,548,813
Four Corners Property Trust, Inc.	18,481	447,055
Gaming and Leisure Properties, Inc.	65,947	2,917,495
Getty Realty Corp.	8,694	233,782
Gladstone Commercial Corp.	9,826	152,303
Gladstone Land Corp.	9,294	168,221
Global Medical REIT, Inc.	11,690	99,599
Global Net Lease, Inc.	25,456	271,106
Healthcare Realty Trust, Inc.	99,769	2,080,184
Healthpeak Properties, Inc.	142,206	3,259,362
Hersha Hospitality Trust, Class A	13,460	107,411
Highwoods Properties, Inc.	27,208	733,528
Host Hotels & Resorts, Inc.	187,878	2,983,503
Hudson Pacific Properties, Inc.	41,053	449,530
Independence Realty Trust, Inc.	58,144	972,749
Indus Realty Trust, Inc.	2,059	107,830
Industrial Logistics Properties Trust	16,531	90,921
Innovative Industrial Properties, Inc.	7,815	691,627
InvenTrust Properties Corp.	18,601	396,759

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Invitation Homes, Inc.	160,636	$5,424,678
Iron Mountain, Inc.	74,959	3,295,947
iStar, Inc.	15,833	146,614
JBG SMITH Properties	28,829	535,643
Kilroy Realty Corp.	31,178	1,312,906
Kimco Realty Corp.	162,074	2,983,782
Kite Realty Group Trust	55,587	957,208
Lamar Advertising Co., Class A	23,390	1,929,441
Life Storage, Inc.	22,361	2,476,704
LTC Properties, Inc.	9,908	371,055
LXP Industrial Trust	73,972	677,584
Macerich Co.	58,409	463,767
Medical Properties Trust, Inc.	158,234	1,876,655
Mid-America Apartment Communities, Inc.	30,380	4,711,027
National Health Investors, Inc.	11,424	645,799
National Retail Properties, Inc.	46,591	1,857,117
National Storage Affiliates Trust	22,621	940,581
Necessity Retail REIT, Inc.	28,771	169,173
NETSTREIT Corp.	16,020	285,316
NexPoint Residential Trust, Inc.	6,229	287,842
Office Properties Income Trust	12,770	179,418
Omega Healthcare Investors, Inc.	61,359	1,809,477
One Liberty Properties, Inc.	4,632	97,365
Orion Office REIT, Inc.	14,476	126,665
Outfront Media, Inc., REIT	39,045	593,094
Paramount Group, Inc.	47,173	293,888
Park Hotels & Resorts, Inc.	59,625	671,377
Pebblebrook Hotel Trust	34,592	501,930
Phillips Edison & Co., Inc.	29,979	840,911
Physicians Realty Trust	55,451	833,983
Piedmont Office Realty Trust, Inc., Class A	34,072	359,800
Plymouth Industrial REIT, Inc.	6,974	117,233
Postal Realty Trust, Inc., Class A	10,998	161,341
PotlatchDeltic Corp.	19,469	799,008
Prologis, Inc.	195,374	19,849,998
Public Storage	41,251	12,078,705
Rayonier, Inc.	37,901	1,135,893
Realty Income Corp.	164,228	9,558,070
Regency Centers Corp.	44,844	2,414,849
Retail Opportunity Investments Corp.	29,152	401,132
Rexford Industrial Realty, Inc.	45,581	2,370,212
RLJ Lodging Trust	46,119	466,724
RPT Realty	18,704	141,402
Ryman Hospitality Properties, Inc.(b)	14,307	1,052,852
Sabra Health Care REIT, Inc.	63,388	831,651
Safehold, Inc.	5,248	138,862
Saul Centers, Inc.	3,210	120,375
SBA Communications Corp., Class A	28,116	8,003,219
Service Properties Trust	43,460	225,557
Simon Property Group, Inc.	86,633	7,775,312
SITE Centers Corp.	48,348	517,807
SL Green Realty Corp.	16,832	675,973
Spirit Realty Capital, Inc.	37,970	1,372,995
STAG Industrial, Inc.	46,933	1,334,305
STORE Capital Corp.	65,295	2,045,692
Summit Hotel Properties, Inc.	29,450	197,904
Sun Communities, Inc.	32,314	4,373,054
Sunstone Hotel Investors, Inc.	54,237	510,913
Tanger Factory Outlet Centers, Inc.(b)	29,064	397,596
Terreno Realty Corp.	18,656	988,581
UDR, Inc.	86,060	3,589,563
UMH Properties, Inc.	9,749	157,446

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Uniti Group, Inc.	61,863	$429,948
Universal Health Realty Income Trust	3,257	140,735
Urban Edge Properties	30,351	404,882
Urstadt Biddle Properties, Inc., Class A	9,294	144,150
Ventas, Inc.	106,341	4,271,718
Veris Residential, Inc.(a)	24,261	275,848
VICI Properties, Inc.	252,034	7,523,215
Vornado Realty Trust	47,542	1,101,073
Welltower, Inc.	123,302	7,930,785
Weyerhaeuser Co.	196,774	5,619,865
Whitestone REIT	15,813	133,778
WP Carey, Inc.	50,215	3,505,007
Xenia Hotels & Resorts, Inc.	30,916	426,332

		305,080,780

Food & Staples Retailing — 1.5%
Albertsons Cos., Inc., Class A	42,016	1,044,518
Andersons, Inc.	9,869	306,235
BJ’s Wholesale Club Holdings, Inc.(a)	35,177	2,561,237
Casey’s General Stores, Inc.	10,023	2,029,858
Chefs’ Warehouse, Inc.(a)	7,610	220,462
Costco Wholesale Corp.	116,926	55,220,642
Fresh Market, Inc. Escrow(a)(d)	10,847	—
Grocery Outlet Holding Corp.(a)	22,218	739,637
Ingles Markets, Inc., Class A	4,247	336,405
Kroger Co.	172,846	7,562,012
Performance Food Group Co.(a)	40,028	1,719,203
PriceSmart, Inc.	6,000	345,540
Rite Aid Corp.(a)	14,766	73,092
SpartanNash Co.	9,045	262,486
Sprouts Farmers Market, Inc.(a)	30,900	857,475
Sysco Corp.	133,921	9,469,554
United Natural Foods, Inc.(a)	14,161	486,714
US Foods Holding Corp.(a)	56,564	1,495,552
Walgreens Boots Alliance, Inc.	189,148	5,939,247
Walmart, Inc.	379,866	49,268,620
Weis Markets, Inc.	4,756	338,817

		140,277,306

Food Products — 1.1%
Archer-Daniels-Midland Co.	148,138	11,917,702
B&G Foods, Inc.	16,973	279,885
Benson Hill, Inc.(a)(b)	60,087	164,638
Beyond Meat, Inc.(a)(b)	15,143	214,576
Brookfield Realty Capital Corp., Class A(a)(b)	14,181	109,619
Bunge Ltd.	36,946	3,050,631
Calavo Growers, Inc.	4,154	131,890
Cal-Maine Foods, Inc.	9,440	524,770
Campbell Soup Co.	52,814	2,488,596
Conagra Brands, Inc.	123,027	4,014,371
Darling Ingredients, Inc.(a)	42,573	2,816,204
Flowers Foods, Inc.	54,761	1,352,049
Fresh Del Monte Produce, Inc.	8,990	208,928
Freshpet, Inc.(a)(b)	12,207	611,449
General Mills, Inc.	157,236	12,045,850
Hain Celestial Group, Inc.(a)	23,516	396,950
Hershey Co.	38,634	8,517,638
Hormel Foods Corp.	74,260	3,374,374
Hostess Brands, Inc.(a)(b)	37,817	878,867
Ingredion, Inc.	17,978	1,447,589
J & J Snack Foods Corp.	4,133	535,100
J M Smucker Co.	26,586	3,653,182
John B Sanfilippo & Son, Inc.	1,980	149,945
Kellogg Co.	65,938	4,593,241

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Kraft Heinz Co.	183,474	$6,118,858
Lamb Weston Holdings, Inc.	38,927	3,012,171
Lancaster Colony Corp.	5,077	762,972
Landec Corp.(a)(b)	11,580	102,946
McCormick & Co., Inc., NVS	66,412	4,733,183
Mission Produce, Inc.(a)(b)	17,311	250,317
Mondelez International, Inc., Class A	364,805	20,002,258
Pilgrim’s Pride Corp.(a)	13,908	320,162
Post Holdings, Inc.(a)	14,684	1,202,766
Seaboard Corp.	75	255,199
Seneca Foods Corp., Class A(a)	2,108	106,328
Simply Good Foods Co.(a)	22,647	724,478
Sovos Brands, Inc.(a)	7,540	107,370
SunOpta, Inc.(a)(b)	28,111	255,810
Tattooed Chef, Inc.(a)(b)	26,907	133,997
Tootsie Roll Industries, Inc.	4,087	136,015
TreeHouse Foods, Inc.(a)	13,323	565,162
Tyson Foods, Inc., Class A	75,095	4,951,013
Utz Brands, Inc.(b)	15,664	236,526
Vital Farms, Inc.(a)	8,756	104,809

		107,560,384

Gas Utilities — 0.2%
Atmos Energy Corp.	36,515	3,719,053
Brookfield Infrastructure Corp., Class A	24,312	989,498
Chesapeake Utilities Corp.	4,585	529,063
National Fuel Gas Co.	22,558	1,388,445
New Jersey Resources Corp.	26,494	1,025,318
Northwest Natural Holding Co.	8,718	378,187
ONE Gas, Inc.	14,499	1,020,584
South Jersey Industries, Inc.	32,193	1,075,890
Southwest Gas Holdings, Inc.	17,380	1,212,255
Spire, Inc.	13,573	846,005
UGI Corp.	56,596	1,829,749

		14,014,047

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	452,331	43,767,548
ABIOMED, Inc.(a)	11,677	2,868,572
Align Technology, Inc.(a)	20,985	4,346,203
Alphatec Holdings, Inc.(a)	14,660	128,128
AngioDynamics, Inc.(a)	10,259	209,899
Artivion, Inc.(a)	10,594	146,621
AtriCure, Inc.(a)	12,091	472,758
Atrion Corp.	382	215,830
Avanos Medical, Inc.(a)	12,115	263,865
Axogen, Inc.(a)	11,008	131,215
Axonics, Inc.(a)	12,853	905,365
Baxter International, Inc.	133,614	7,196,450
Becton Dickinson and Co.	75,103	16,735,201
BioLife Solutions, Inc.(a)(b)	9,571	217,740
Boston Scientific Corp.(a)	378,484	14,658,685
Butterfly Network, Inc.(a)(b)	47,942	225,327
Cardiovascular Systems, Inc.(a)	10,001	138,614
Cerus Corp.(a)	38,969	140,288
CONMED Corp.	7,869	630,858
Cooper Cos., Inc.	12,742	3,362,614
CryoPort, Inc.(a)(b)	10,139	246,986
Cue Health, Inc.(a)(b)	38,371	115,497
Cutera, Inc.(a)(b)	4,125	188,100
DENTSPLY SIRONA, Inc.	58,590	1,661,026
Dexcom, Inc.(a)(b)	104,026	8,378,254
Edwards Lifesciences Corp.(a)	163,922	13,544,875
Embecta Corp.	15,190	437,320

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Enovis Corp.(a)	12,314	$567,306
Envista Holdings Corp.(a)	43,328	1,421,592
Figs, Inc., Class A(a)	38,097	314,300
Glaukos Corp.(a)	11,899	633,503
Globus Medical, Inc., Class A(a)(b)	20,001	1,191,460
Haemonetics Corp.(a)(b)	13,751	1,017,987
Heska Corp.(a)	2,523	183,977
Hologic, Inc.(a)	64,374	4,153,410
ICU Medical, Inc.(a)(b)	5,128	772,277
IDEXX Laboratories, Inc.(a)	22,162	7,220,380
Inari Medical, Inc.(a)(b)	13,164	956,233
Inogen, Inc.(a)	4,690	113,873
Inspire Medical Systems, Inc.(a)	7,808	1,384,905
Insulet Corp.(a)(b)	18,383	4,217,060
Integer Holdings Corp.(a)	9,134	568,409
Integra LifeSciences Holdings Corp.(a)	19,380	820,937
Intuitive Surgical, Inc.(a)	94,682	17,747,194
iRhythm Technologies, Inc.(a)	7,999	1,002,115
Lantheus Holdings, Inc.(a)(b)	17,560	1,234,995
LeMaitre Vascular, Inc.	4,785	242,504
LivaNova PLC(a)	13,850	703,164
Masimo Corp.(a)(b)	12,734	1,797,531
Medtronic PLC	353,888	28,576,456
Meridian Bioscience, Inc.(a)	10,146	319,903
Merit Medical Systems, Inc.(a)	14,212	803,120
Mesa Laboratories, Inc.	1,389	195,613
Nano-X Imaging Ltd.(a)(b)	14,602	167,485
Neogen Corp.(a)	33,154	463,161
Nevro Corp.(a)	9,126	425,272
Novocure Ltd.(a)	27,006	2,051,916
NuVasive, Inc.(a)	14,428	632,091
Omnicell, Inc.(a)	11,627	1,011,898
Orthofix Medical, Inc.(a)	8,187	156,454
OrthoPediatrics Corp.(a)(b)	2,872	132,514
Outset Medical, Inc.(a)	12,646	201,451
Paragon 28, Inc.(a)(b)	14,806	263,843
Penumbra, Inc.(a)	9,689	1,837,034
PROCEPT BioRobotics Corp.(a)(b)	7,828	324,549
Pulmonx Corp.(a)(b)	8,060	134,280
QuidelOrtho Corp.(a)	13,188	942,678
ResMed, Inc.	38,173	8,333,166
RxSight, Inc.(a)	8,192	98,304
SeaSpine Holdings Corp.(a)	18,920	107,466
Senseonics Holdings, Inc.(a)(b)	108,705	143,491
Shockwave Medical, Inc.(a)(b)	9,477	2,635,269
SI-BONE, Inc.(a)	7,616	132,975
Silk Road Medical, Inc.(a)(b)	9,356	421,020
STAAR Surgical Co.(a)	12,694	895,562
STERIS PLC	26,371	4,384,970
Stryker Corp.	92,634	18,762,090
Surmodics, Inc.(a)	3,859	117,314
Tandem Diabetes Care, Inc.(a)	15,939	762,681
Teleflex, Inc.	12,343	2,486,621
TransMedics Group, Inc.(a)	6,778	282,914
Treace Medical Concepts, Inc.(a)	10,774	237,782
UFP Technologies, Inc.(a)	1,987	170,564
Utah Medical Products, Inc.	1,150	98,107
Varex Imaging Corp.(a)	9,853	208,292
ViewRay, Inc.(a)	40,524	147,507
Zimmer Biomet Holdings, Inc.	55,287	5,780,256
Zimvie, Inc.(a)	10,571	104,336

		254,549,356

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 3.4%
1Life Healthcare, Inc.(a)	49,353	$846,404
23andMe Holding Co., Class A(a)(b)	61,993	177,300
Acadia Healthcare Co., Inc.(a)	23,043	1,801,502
Accolade, Inc.(a)(b)	13,251	151,326
AdaptHealth Corp.(a)(b)	20,223	379,788
Addus HomeCare Corp.(a)	3,496	332,959
Agiliti, Inc.(a)(b)	7,295	104,391
agilon health, Inc.(a)(b)	51,300	1,201,446
Alignment Healthcare, Inc.(a)	20,821	246,521
Amedisys, Inc.(a)(b)	8,809	852,623
AmerisourceBergen Corp.	38,666	5,232,670
AMN Healthcare Services, Inc.(a)	11,419	1,209,957
Apollo Medical Holdings, Inc.(a)	9,353	364,767
Brookdale Senior Living, Inc.(a)	49,285	210,447
Cano Health, Inc.(a)	47,414	411,079
Cardinal Health, Inc.	71,862	4,791,758
CareMax, Inc.(a)	22,545	159,844
Castle Biosciences, Inc.(a)	4,363	113,787
Centene Corp.(a)	150,939	11,744,564
Chemed Corp.	3,948	1,723,539
Cigna Corp.	78,801	21,864,913
Clover Health Investments Corp.(a)(b)	118,091	200,755
Community Health Systems, Inc.(a)	41,187	88,552
CorVel Corp.(a)	2,095	290,011
Covetrus, Inc.(a)	25,974	542,337
Cross Country Healthcare, Inc.(a)	12,050	341,859
CVS Health Corp.	344,761	32,879,857
DaVita, Inc.(a)	15,644	1,294,854
DocGo, Inc.(a)	24,692	244,945
Elevance Health, Inc.	63,742	28,954,166
Encompass Health Corp.	25,665	1,160,828
Enhabit, Inc.(a)	12,832	180,161
Ensign Group, Inc.	13,759	1,093,840
Fulgent Genetics, Inc.(a)(b)	5,273	201,007
Guardant Health, Inc.(a)(b)	26,965	1,451,526
Hanger, Inc.(a)	9,671	181,041
HCA Healthcare, Inc.	58,214	10,699,151
HealthEquity, Inc.(a)(b)	21,601	1,450,939
Henry Schein, Inc.(a)	35,711	2,348,712
Hims & Hers Health, Inc.(a)(b)	42,375	236,453
Humana, Inc.	33,315	16,164,105
Invitae Corp.(a)(b)	53,280	131,069
Laboratory Corp. of America Holdings	24,135	4,943,089
LHC Group, Inc.(a)	8,213	1,344,140
LifeStance Health Group, Inc.(a)(b)	23,511	155,643
McKesson Corp.	38,296	13,015,662
ModivCare, Inc.(a)	3,104	309,407
Molina Healthcare, Inc.(a)	15,291	5,043,583
National HealthCare Corp.	3,519	222,893
National Research Corp.	3,779	150,404
Oak Street Health, Inc.(a)(b)	33,428	819,655
OPKO Health, Inc.(a)(b)	101,119	191,115
Option Care Health, Inc.(a)	39,701	1,249,390
Owens & Minor, Inc.	19,575	471,758
Patterson Cos., Inc.	21,655	520,153
Pediatrix Medical Group, Inc.(a)	20,775	342,995
Pennant Group, Inc.(a)	6,902	71,850
Premier, Inc., Class A	32,898	1,116,558
Privia Health Group, Inc.(a)(b)	11,035	375,852
Progyny, Inc.(a)	21,121	782,744
Quest Diagnostics, Inc.	30,540	3,746,953
R1 RCM, Inc.(a)	38,707	717,241

Security	Shares	Value

Health Care Providers & Services (continued)
RadNet, Inc.(a)	9,671	$196,805
Select Medical Holdings Corp.	30,575	675,707
Signify Health, Inc., Class A(a)	16,662	485,697
Surgery Partners, Inc.(a)(b)	9,596	224,546
Tenet Healthcare Corp.(a)	27,632	1,425,259
UnitedHealth Group, Inc.	246,800	124,643,872
Universal Health Services, Inc., Class B(b)	17,806	1,570,133
US Physical Therapy, Inc.	3,546	269,567

		319,140,424

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.(a)	32,124	489,248
American Well Corp., Class A(a)	52,457	188,321
Certara, Inc.(a)	28,666	380,684
Change Healthcare, Inc.(a)	67,974	1,868,605
Computer Programs and Systems, Inc.(a)	4,017	111,994
Definitive Healthcare Corp.(a)	10,467	162,657
Doximity, Inc., Class A(a)(b)	29,718	898,078
Evolent Health, Inc., Class A(a)	22,590	811,659
Health Catalyst, Inc.(a)	12,131	117,671
HealthStream, Inc.(a)	6,923	147,183
Multiplan Corp.(a)(b)	99,986	285,960
NextGen Healthcare, Inc.(a)	13,331	235,959
Phreesia, Inc.(a)	12,834	327,010
Schrodinger, Inc.(a)	15,724	392,786
Sharecare, Inc.(a)	93,785	178,191
Simulations Plus, Inc.	4,181	202,946
Teladoc Health, Inc.(a)(b)	44,683	1,132,714
Veeva Systems, Inc., Class A(a)	36,849	6,075,663

		14,007,329

Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc.(a)	13,055	101,960
Airbnb, Inc., Class A(a)	103,981	10,922,164
Aramark	61,992	1,934,150
Bally’s Corp.(a)(b)	8,472	167,407
BJ’s Restaurants, Inc.(a)	6,042	144,102
Bloomin’ Brands, Inc.	23,227	425,751
Booking Holdings, Inc.(a)	10,501	17,255,348
Bowlero Corp.(a)(b)	12,114	149,123
Boyd Gaming Corp.	21,231	1,011,657
Brinker International, Inc.(a)(b)	12,091	302,033
Caesars Entertainment, Inc.(a)(b)	53,909	1,739,104
Carnival Corp.(a)(b)	252,471	1,774,871
Cheesecake Factory, Inc.	11,672	341,756
Chipotle Mexican Grill, Inc.(a)(b)	7,338	11,027,253
Choice Hotels International, Inc.	7,904	865,646
Churchill Downs, Inc.	9,685	1,783,493
Chuy’s Holdings, Inc.(a)	5,752	133,331
Cracker Barrel Old Country Store, Inc.	5,816	538,445
Darden Restaurants, Inc.	32,888	4,154,412
Dave & Buster’s Entertainment, Inc.(a)	12,792	396,936
Denny’s Corp.(a)	17,595	165,569
Dine Brands Global, Inc.	4,569	290,406
Domino’s Pizza, Inc.	9,450	2,931,390
DraftKings, Inc., Class A(a)(b)	88,426	1,338,770
Everi Holdings, Inc.(a)	24,207	392,638
Expedia Group, Inc.(a)	40,025	3,749,942
Golden Entertainment, Inc.(a)	5,249	183,138
Hilton Grand Vacations, Inc.(a)	23,394	769,429
Hilton Worldwide Holdings, Inc.	70,829	8,543,394
Hyatt Hotels Corp., Class A(a)(b)	13,760	1,114,010
International Game Technology PLC	25,235	398,713
Jack in the Box, Inc.	5,459	404,348

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Krispy Kreme, Inc.	22,387	$258,122
Kura Sushi USA, Inc., Class A(a)(b)	1,522	111,989
Las Vegas Sands Corp.(a)	87,357	3,277,635
Life Time Group Holdings, Inc.(a)(b)	10,215	99,596
Light & Wonder, Inc.(a)	25,259	1,083,106
Lindblad Expeditions Holdings, Inc.(a)(b)	10,955	74,056
Marriott International, Inc., Class A	72,632	10,178,648
Marriott Vacations Worldwide Corp.	9,801	1,194,350
McDonald’s Corp.	194,261	44,823,783
MGM Resorts International	85,819	2,550,541
Monarch Casino & Resort, Inc.(a)	3,653	205,079
Norwegian Cruise Line Holdings Ltd.(a)(b)	115,806	1,315,556
Papa John’s International, Inc.	8,769	613,918
Penn Entertainment, Inc.(a)	43,424	1,194,594
Planet Fitness, Inc., Class A(a)	22,657	1,306,403
Portillo’s, Inc., Class A(a)	5,220	102,782
RCI Hospitality Holdings, Inc.(b)	2,952	192,884
Red Rock Resorts, Inc., Class A	15,302	524,247
Royal Caribbean Cruises Ltd.(a)	57,905	2,194,599
Rush Street Interactive, Inc.(a)	23,130	85,118
Ruth’s Hospitality Group, Inc.	8,511	143,495
SeaWorld Entertainment, Inc.(a)	11,887	540,977
Shake Shack, Inc., Class A(a)	9,503	427,445
Six Flags Entertainment Corp.(a)	21,511	380,745
Sonder Holdings, Inc.(a)	61,517	102,118
Starbucks Corp.	302,795	25,513,507
Sweetgreen, Inc., Class A(a)	25,179	465,812
Target Hospitality Corp.(a)	9,642	121,682
Texas Roadhouse, Inc.	17,243	1,504,624
Travel + Leisure Co.	22,071	753,063
Vacasa, Inc., Class A(a)	37,171	114,115
Vail Resorts, Inc.	10,685	2,304,113
Wendy’s Co.	48,150	899,923
Wingstop, Inc.	7,701	965,859
Wyndham Hotels & Resorts, Inc.	24,610	1,509,823
Wynn Resorts Ltd.(a)	28,126	1,772,782
Yum! Brands, Inc.	75,531	8,031,967

		192,389,745

Household Durables — 0.4%
Beazer Homes U.S.A., Inc.(a)	9,875	95,491
Cavco Industries, Inc.(a)	2,391	491,972
Century Communities, Inc.	7,193	307,717
DR Horton, Inc.	83,966	5,655,110
Ethan Allen Interiors, Inc.	6,053	127,960
Garmin Ltd.	40,535	3,255,366
GoPro, Inc., Class A(a)(b)	31,823	156,887
Green Brick Partners, Inc.(a)	8,304	177,539
Helen of Troy Ltd.(a)	6,422	619,338
Installed Building Products, Inc.	6,044	489,504
iRobot Corp.(a)	7,296	410,984
KB Home	20,212	523,895
La-Z-Boy, Inc.	12,824	289,438
Leggett & Platt, Inc.	36,438	1,210,470
Lennar Corp., Class A	66,811	4,980,760
Lennar Corp., Class B	3,715	221,080
LGI Homes, Inc.(a)(b)	5,979	486,511
M/I Homes, Inc.(a)	7,319	265,167
MDC Holdings, Inc.	14,942	409,710
Meritage Homes Corp.(a)	8,877	623,787
Mohawk Industries, Inc.(a)	13,920	1,269,365
Newell Brands, Inc.	97,190	1,349,969
NVR, Inc.(a)	791	3,153,780

Security	Shares	Value

Household Durables (continued)
PulteGroup, Inc.	62,434	$2,341,275
Skyline Champion Corp.(a)	13,468	712,053
Sonos, Inc.(a)	32,399	450,346
Taylor Morrison Home Corp.(a)	29,337	684,139
Tempur Sealy International, Inc.	44,176	1,066,409
Toll Brothers, Inc.	29,599	1,243,158
TopBuild Corp.(a)	8,769	1,444,956
Tri Pointe Homes, Inc.(a)	30,116	455,053
Tupperware Brands Corp.(a)	13,009	85,209
Vizio Holding Corp., Class A(a)	19,441	169,914
Vuzix Corp.(a)(b)	16,076	93,080
Whirlpool Corp.	14,330	1,931,827

		37,249,219

Household Products — 1.2%
Central Garden & Pet Co., Class A, NVS(a)	11,639	397,588
Church & Dwight Co., Inc.	64,725	4,623,954
Clorox Co.	32,497	4,172,290
Colgate-Palmolive Co.	218,413	15,343,513
Energizer Holdings, Inc.	19,382	487,264
Kimberly-Clark Corp.	89,296	10,049,372
Procter & Gamble Co.	631,441	79,719,426
Reynolds Consumer Products, Inc.	12,965	337,220
Spectrum Brands Holdings, Inc.	10,265	400,643
WD-40 Co.	3,599	632,488

		116,163,758

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	175,708	3,971,001
Altus Power, Inc.(a)(b)	14,074	154,955
Brookfield Renewable Corp., Class A(b)	34,658	1,132,623
Clearway Energy, Inc., Class A	8,342	242,752
Clearway Energy, Inc., Class C	23,216	739,430
Montauk Renewables, Inc.(a)	18,983	331,064
Ormat Technologies, Inc.	12,396	1,068,535
Sunnova Energy International, Inc.(a)(b)	27,569	608,723
Vistra Corp.	109,335	2,296,035

		10,545,118

Industrial Conglomerates — 0.7%
3M Co.	150,148	16,591,354
Brookfield Business Corp., Class A(b)	10,877	240,382
General Electric Co.	289,419	17,917,930
Honeywell International, Inc.	178,044	29,728,007

		64,477,673

Insurance — 2.4%
Aflac, Inc.	165,466	9,299,189
Alleghany Corp.(a)	3,454	2,899,184
Allstate Corp.	71,006	8,842,377
Ambac Financial Group, Inc.(a)	13,068	166,617
American Equity Investment Life Holding Co.	20,953	781,337
American Financial Group, Inc.	17,627	2,166,887
American International Group, Inc.	201,195	9,552,739
AMERISAFE, Inc.	4,921	229,958
Aon PLC, Class A	55,481	14,861,695
Arch Capital Group Ltd.(a)	96,018	4,372,660
Argo Group International Holdings Ltd.	8,291	159,685
Arthur J. Gallagher & Co.	54,812	9,384,911
Assurant, Inc.	14,546	2,113,097
Assured Guaranty Ltd.	16,436	796,324
Axis Capital Holdings Ltd.	21,258	1,044,831
Bright Health Group, Inc.(a)(b)	82,973	87,122
Brighthouse Financial, Inc.(a)	19,834	861,192
Brown & Brown, Inc.	62,480	3,778,790

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
BRP Group, Inc., Class A(a)(b)	16,351	$430,849
Chubb Ltd.	109,687	19,949,872
Cincinnati Financial Corp.	41,021	3,674,251
CNA Financial Corp.	8,082	298,226
CNO Financial Group, Inc.	32,326	580,898
Employers Holdings, Inc.	7,311	252,156
Enstar Group Ltd.(a)	3,157	535,396
Erie Indemnity Co., Class A, NVS	6,955	1,546,166
Everest Re Group Ltd.	10,181	2,671,902
Fidelity National Financial, Inc.	69,364	2,510,977
First American Financial Corp.	27,559	1,270,470
Genworth Financial, Inc., Class A(a)	136,479	477,676
Globe Life, Inc.	22,386	2,231,884
Goosehead Insurance, Inc., Class A(a)	4,652	165,797
Hanover Insurance Group, Inc.	9,458	1,211,948
Hartford Financial Services Group, Inc.	85,886	5,319,779
HCI Group, Inc.	2,432	95,334
Hippo Holdings, Inc.(a)(b)	4,626	85,720
Horace Mann Educators Corp.	10,907	384,908
James River Group Holdings Ltd.	8,472	193,246
Kemper Corp.	16,435	678,108
Kinsale Capital Group, Inc.	5,807	1,483,224
Lemonade, Inc.(a)(b)	10,143	214,829
Lincoln National Corp.	45,480	1,997,027
Loews Corp.	53,279	2,655,425
Markel Corp.(a)(b)	3,511	3,806,696
Marsh & McLennan Cos., Inc.	132,847	19,832,729
MBIA, Inc.(a)	15,077	138,708
Mercury General Corp.	7,061	200,674
MetLife, Inc.	173,527	10,546,971
National Western Life Group, Inc., Class A	567	96,844
Old Republic International Corp.	75,379	1,577,682
Oscar Health, Inc., Class A(a)(b)	38,932	194,271
Palomar Holdings, Inc.(a)	5,686	476,032
Primerica, Inc.	10,025	1,237,586
Principal Financial Group, Inc.	65,617	4,734,267
ProAssurance Corp.	13,261	258,722
Progressive Corp.	154,115	17,909,704
Prudential Financial, Inc.	98,605	8,458,337
Reinsurance Group of America, Inc.	17,598	2,214,004
RenaissanceRe Holdings Ltd.	11,297	1,585,986
RLI Corp.	10,636	1,088,914
Ryan Specialty Holdings, Inc.(a)	21,795	885,313
Safety Insurance Group, Inc.	3,821	311,641
Selective Insurance Group, Inc.	15,510	1,262,514
SiriusPoint Ltd.(a)	24,229	119,934
Stewart Information Services Corp.	6,984	304,782
Travelers Cos., Inc.	62,115	9,516,018
Trupanion, Inc.(a)(b)	9,665	574,391
United Fire Group, Inc.	5,939	170,627
Universal Insurance Holdings, Inc.	8,799	86,670
Unum Group	52,810	2,049,028
W R Berkley Corp.	54,262	3,504,240
White Mountains Insurance Group Ltd.	791	1,030,689
Willis Towers Watson PLC	28,382	5,703,079

		222,191,716

Interactive Media & Services — 4.2%
Alphabet, Inc., Class A(a)(b)	1,588,661	151,955,425
Alphabet, Inc., Class C, NVS(a)	1,429,093	137,407,292
Bumble, Inc., Class A(a)	23,318	501,104
Cargurus, Inc.(a)	25,858	366,408
Cars.com, Inc.(a)	18,841	216,672

Security	Shares	Value

Interactive Media & Services (continued)
Eventbrite, Inc., Class A(a)(b)	18,728	$113,866
fuboTV, Inc.(a)(b)	35,296	125,301
IAC, Inc.(a)(b)	20,478	1,134,072
Match Group, Inc.(a)	74,702	3,567,020
Meta Platforms, Inc., Class A(a)	606,364	82,271,468
Outbrain, Inc.(a)(b)	26,920	98,258
Pinterest, Inc., Class A(a)(b)	156,314	3,642,116
QuinStreet, Inc.(a)	12,440	130,620
Shutterstock, Inc.	6,057	303,880
TripAdvisor, Inc.(a)(b)	27,756	612,852
Twitter, Inc.(a)	196,948	8,634,200
Vimeo, Inc.(a)(b)	38,000	152,000
Yelp, Inc.(a)	18,841	638,898
Ziff Davis, Inc.(a)(b)	11,448	783,959
ZipRecruiter, Inc., Class A(a)(b)	21,551	355,591
ZoomInfo Technologies, Inc.(a)(b)	73,216	3,050,179

		396,061,181

Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(a)	2,349,737	265,520,281
CarParts.com, Inc.(a)(b)	21,853	112,980
ContextLogic, Inc., Class A(a)	169,905	124,693
DoorDash, Inc., Class A(a)	66,744	3,300,491
eBay, Inc.	145,916	5,371,168
Etsy, Inc.(a)(b)	33,440	3,348,347
Liquidity Services, Inc.(a)	6,775	110,162
Overstock.com, Inc.(a)(b)	11,597	282,387
PetMed Express, Inc.	5,737	111,986
Poshmark, Inc., Class A(a)	17,070	267,487
Qurate Retail, Inc., Class A	98,112	197,205
Revolve Group, Inc.(a)(b)	9,332	202,411
Stitch Fix, Inc., Class A(a)	23,005	90,870
Wayfair, Inc., Class A(a)(b)	19,866	646,638
Xometry, Inc., Class A(a)(b)	9,510	540,073

		280,227,179

IT Services — 4.4%
Accenture PLC, Class A	167,556	43,112,159
Affirm Holdings, Inc.(a)(b)	47,997	900,424
Akamai Technologies, Inc.(a)(b)	42,241	3,392,797
Amdocs Ltd.	32,253	2,562,501
Automatic Data Processing, Inc.	109,961	24,872,079
AvidXchange Holdings, Inc.(a)(b)	38,218	321,796
BigCommerce Holdings, Inc.(a)	19,979	295,689
Block, Inc.(a)	141,301	7,770,142
Broadridge Financial Solutions, Inc.	30,839	4,450,684
Cass Information Systems, Inc.	3,419	118,605
Cloudflare, Inc., Class A(a)	74,394	4,114,732
Cognizant Technology Solutions Corp., Class A	136,556	7,843,777
Concentrix Corp.	10,991	1,226,925
Conduent, Inc.(a)	38,107	127,277
Core Scientific, Inc.(a)(b)	73,390	95,407
CSG Systems International, Inc.	8,382	443,240
DigitalOcean Holdings, Inc.(a)(b)	20,365	736,602
DXC Technology Co.(a)	61,285	1,500,257
Edgio, Inc.(a)	36,664	101,926
EPAM Systems, Inc.(a)(b)	14,573	5,278,195
Euronet Worldwide, Inc.(a)	12,443	942,682
EVERTEC, Inc.	16,153	506,397
Evo Payments, Inc., Class A(a)	13,841	460,905
ExlService Holdings, Inc.(a)	8,763	1,291,316
Fastly, Inc., Class A(a)	28,019	256,654
Fidelity National Information Services, Inc.	162,264	12,262,290
Fiserv, Inc.(a)(b)	155,618	14,561,176

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
FleetCor Technologies, Inc.(a)	19,615	$3,455,575
Flywire Corp.(a)	16,537	379,690
Gartner, Inc.(a)	20,036	5,543,761
Genpact Ltd.	47,125	2,062,661
Global Payments, Inc.	73,131	7,901,805
Globant SA(a)(b)	10,931	2,044,971
GoDaddy, Inc., Class A(a)	41,538	2,944,213
Grid Dynamics Holdings, Inc.(a)	11,390	213,335
Hackett Group, Inc.	7,924	140,413
I3 Verticals, Inc., Class A(a)(b)	6,161	123,405
International Business Machines Corp.	238,177	28,297,809
International Money Express, Inc.(a)	9,599	218,761
Jack Henry & Associates, Inc.	19,264	3,511,249
Kyndryl Holdings, Inc.(a)	59,255	490,039
Marqeta, Inc., Class A(a)(b)	117,058	833,453
Mastercard, Inc., Class A	227,306	64,632,188
Maximus, Inc.	16,496	954,624
MoneyGram International, Inc.(a)(b)	20,299	211,110
MongoDB, Inc., Class A(a)	17,423	3,459,511
Okta, Inc.(a)	40,272	2,290,269
Paya Holdings, Inc.(a)(b)	23,032	140,726
Paychex, Inc.	85,243	9,565,117
Payoneer Global, Inc.(a)(b)	65,627	397,043
PayPal Holdings, Inc.(a)	306,259	26,359,712
Paysafe Ltd.(a)(b)	95,782	132,179
Perficient, Inc.(a)	8,521	554,035
Remitly Global, Inc.(a)	27,021	300,474
Repay Holdings Corp.(a)(b)	20,956	147,949
Sabre Corp.(a)(b)	85,932	442,550
Shift4 Payments, Inc., Class A(a)(b)	14,853	662,592
Snowflake, Inc., Class A(a)(b)	81,452	13,843,582
SolarWinds Corp.(a)	12,335	95,596
Squarespace, Inc., Class A(a)(b)	9,940	212,318
SS&C Technologies Holdings, Inc.	59,082	2,821,165
StoneCo Ltd., Class A(a)(b)	76,694	730,894
Switch, Inc., Class A	37,878	1,276,110
Thoughtworks Holding, Inc.(a)(b)	28,989	304,095
Toast, Inc., Class A(a)(b)	63,694	1,064,964
TTEC Holdings, Inc.	4,681	207,415
Tucows, Inc., Class A(a)	2,742	102,578
Twilio, Inc., Class A(a)(b)	46,288	3,200,352
Unisys Corp.(a)	18,140	136,957
VeriSign, Inc.(a)	24,705	4,291,258
Verra Mobility Corp.(a)	37,361	574,239
Visa, Inc., Class A(b)	434,606	77,207,756
Western Union Co.	98,305	1,327,117
WEX, Inc.(a)	11,731	1,489,133
Wix.com Ltd.(a)(b)	14,065	1,100,305

		417,943,687

Leisure Products — 0.1%
Acushnet Holdings Corp.(b)	9,480	412,285
AMMO, Inc.(a)(b)	36,852	107,976
Brunswick Corp.	20,262	1,326,148
Hasbro, Inc.	34,530	2,328,013
Malibu Boats, Inc., Class A(a)	5,120	245,709
MasterCraft Boat Holdings, Inc.(a)	5,256	99,076
Mattel, Inc.(a)	91,242	1,728,123
Peloton Interactive, Inc., Class A(a)(b)	79,070	547,955
Polaris, Inc.	14,640	1,400,316
Smith & Wesson Brands, Inc.	15,079	156,369
Sturm Ruger & Co., Inc.	4,154	210,982
Topgolf Callaway Brands Corp.(a)	38,251	736,714

Security	Shares	Value

Leisure Products (continued)
Vista Outdoor, Inc.(a)(b)	15,898	$386,639
YETI Holdings, Inc.(a)	25,051	714,455

		10,400,760

Life Sciences Tools & Services — 1.8%
10X Genomics, Inc., Class A(a)(b)	25,822	735,411
AbCellera Biologics, Inc.(a)	58,206	575,657
Adaptive Biotechnologies Corp.(a)(b)	29,552	210,410
Agilent Technologies, Inc.	79,742	9,692,640
Avantor, Inc.(a)	164,205	3,218,418
Azenta, Inc.	19,108	818,969
Bionano Genomics, Inc.(a)(b)	73,603	134,693
Bio-Rad Laboratories, Inc., Class A(a)	5,571	2,323,887
Bio-Techne Corp.	10,512	2,985,408
Bruker Corp.	29,128	1,545,532
Charles River Laboratories International, Inc.(a)	13,765	2,708,952
Codexis, Inc.(a)	16,710	101,263
Cytek Biosciences, Inc.(a)	25,641	377,436
Danaher Corp.	170,871	44,134,271
Illumina, Inc.(a)	41,791	7,973,305
IQVIA Holdings, Inc.(a)	49,557	8,976,755
Maravai LifeSciences Holdings, Inc., Class A(a)	29,963	764,955
MaxCyte, Inc.(a)(b)	25,184	163,696
Medpace Holdings, Inc.(a)(b)	7,068	1,110,878
Mettler-Toledo International, Inc.(a)	5,904	6,400,644
NanoString Technologies, Inc.(a)(b)	11,921	152,231
NeoGenomics, Inc.(a)	28,292	243,594
Pacific Biosciences of California, Inc.(a)(b)	52,188	302,951
PerkinElmer, Inc.(b)	33,337	4,011,441
QIAGEN NV(a)	61,291	2,530,092
Quanterix Corp.(a)	12,314	135,700
Quantum-Si, Inc.(a)(b)	35,122	96,586
Repligen Corp.(a)	14,697	2,749,956
Seer, Inc.(a)(b)	18,905	146,325
SomaLogic, Inc.(a)	59,939	173,823
Sotera Health Co.(a)	26,265	179,127
Syneos Health, Inc.(a)	27,210	1,282,952
Thermo Fisher Scientific, Inc.	103,369	52,427,723
Waters Corp.(a)	15,947	4,298,195
West Pharmaceutical Services, Inc.	19,700	4,847,776

		168,531,652

Machinery — 1.8%
3D Systems Corp.(a)(b)	31,171	248,745
AGCO Corp.	16,414	1,578,534
Alamo Group, Inc.	2,403	293,815
Albany International Corp., Class A	8,008	631,271
Allison Transmission Holdings, Inc.	24,621	831,205
Altra Industrial Motion Corp.(b)	18,082	607,917
Astec Industries, Inc.	6,001	187,171
Barnes Group, Inc.	12,440	359,267
Caterpillar, Inc.	139,394	22,871,767
Chart Industries, Inc.(a)(b)	9,527	1,756,302
CIRCOR International, Inc.(a)	8,658	142,770
Columbus McKinnon Corp.	6,637	173,624
Crane Holdings Co.	12,665	1,108,694
Cummins, Inc.	37,057	7,541,470
Deere & Co.	74,082	24,735,239
Desktop Metal, Inc.(a)(b)	52,469	135,895
Donaldson Co., Inc.	32,772	1,606,156
Douglas Dynamics, Inc.	5,490	153,830
Dover Corp.	38,199	4,453,239
Energy Recovery, Inc.(a)	14,927	324,513
Enerpac Tool Group Corp.	15,911	283,693

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
EnPro Industries, Inc.	5,159	$438,412
Esab Corp.	16,651	555,477
ESCO Technologies, Inc.	6,645	488,009
Evoqua Water Technologies Corp.(a)	29,685	981,683
Federal Signal Corp.	17,282	644,964
Flowserve Corp.	35,670	866,781
Fortive Corp.	94,394	5,503,170
Franklin Electric Co., Inc.	11,823	966,057
Gates Industrial Corp. PLC(a)(b)	25,145	245,415
Gorman-Rupp Co.	4,763	113,312
Graco, Inc.	44,434	2,663,818
Greenbrier Cos., Inc.	8,401	203,892
Helios Technologies, Inc.	8,173	413,554
Hillenbrand, Inc.	19,028	698,708
Hillman Solutions Corp.(a)	33,954	256,013
Hyliion Holdings Corp.(a)(b)	54,869	157,474
Hyster-Yale Materials Handling, Inc.	4,972	106,948
IDEX Corp.	20,189	4,034,772
Illinois Tool Works, Inc.	80,544	14,550,274
Ingersoll Rand, Inc.(b)	107,314	4,642,404
ITT, Inc.	23,444	1,531,831
John Bean Technologies Corp.	8,655	744,330
Kadant, Inc.	2,838	473,407
Kennametal, Inc.	22,228	457,452
Lincoln Electric Holdings, Inc.	14,976	1,882,783
Lindsay Corp.	3,114	446,174
Luxfer Holdings PLC	7,296	105,792
Manitowoc Co., Inc.(a)	15,971	123,775
Markforged Holding Corp.(a)	47,376	93,804
Microvast Holdings, Inc.(a)(b)	54,533	98,705
Middleby Corp.(a)	14,451	1,852,185
Mueller Industries, Inc.	15,515	922,212
Mueller Water Products, Inc., Class A	45,689	469,226
Nikola Corp.(a)(b)	81,641	287,376
Nordson Corp.	15,509	3,292,095
Oshkosh Corp.	17,952	1,261,846
Otis Worldwide Corp.	112,059	7,149,364
PACCAR, Inc.	88,496	7,406,230
Parker-Hannifin Corp.	33,803	8,190,805
Pentair PLC	44,293	1,799,625
Proterra, Inc.(a)	62,822	312,854
Proto Labs, Inc.(a)(b)	7,158	260,766
RBC Bearings, Inc.(a)(b)	7,319	1,520,961
REV Group, Inc.	9,426	103,969
Sarcos Technology and Robotics Corp.(a)	40,842	90,669
Shyft Group, Inc.	8,937	182,583
Snap-on, Inc.	12,992	2,615,939
SPX Technologies, Inc.(a)(b)	12,338	681,304
Standex International Corp.	3,109	253,850
Stanley Black & Decker, Inc.	39,666	2,983,280
Tennant Co.	4,641	262,495
Terex Corp.	18,027	536,123
Timken Co.	16,737	988,152
Titan International, Inc.(a)	11,211	136,102
Toro Co.	28,049	2,425,678
Trinity Industries, Inc.	20,226	431,825
Wabash National Corp.	16,901	262,980
Watts Water Technologies, Inc., Class A	7,042	885,391
Westinghouse Air Brake Technologies Corp.	47,460	3,860,871
Xylem, Inc.	47,092	4,113,957

		170,055,020

Security	Shares	Value

Marine — 0.0%
Costamare, Inc.	18,073	$161,753
Eagle Bulk Shipping, Inc.	2,757	119,047
Genco Shipping & Trading Ltd.	9,082	113,798
Golden Ocean Group Ltd.	30,271	226,124
Kirby Corp.(a)	15,714	954,940
Matson, Inc.	10,981	675,551

		2,251,213

Media — 0.8%
Altice U.S.A., Inc., Class A(a)	59,034	344,168
AMC Networks, Inc., Class A(a)	7,657	155,437
Boston Omaha Corp., Class A(a)	4,961	114,301
Cable One, Inc.	1,632	1,392,178
Charter Communications, Inc., Class A(a)	29,635	8,989,777
Clear Channel Outdoor Holdings, Inc.(a)(b)	99,006	135,638
Comcast Corp., Class A	1,158,694	33,984,495
Daily Journal Corp.(a)	396	101,530
DISH Network Corp., Class A(a)(b)	66,758	923,263
Entravision Communications Corp., Class A	23,514	93,351
EW Scripps Co., Class A(a)	13,740	154,850
Fox Corp., Class A, NVS	76,400	2,343,952
Fox Corp., Class B	40,655	1,158,668
Gannett Co., Inc.(a)	60,739	92,931
Gray Television, Inc.	21,581	309,040
iHeartMedia, Inc., Class A(a)(b)	28,425	208,355
Integral Ad Science Holding Corp.(a)(b)	18,040	130,610
Interpublic Group of Cos., Inc.	104,721	2,680,858
John Wiley & Sons, Inc., Class A	12,366	464,467
Liberty Broadband Corp., Class A(a)	5,345	398,737
Liberty Broadband Corp., Class C(a)	32,742	2,416,360
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	21,458	816,906
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	42,930	1,618,890
Magnite, Inc.(a)	34,098	224,024
New York Times Co., Class A	43,804	1,259,365
News Corp., Class A, NVS	104,195	1,574,386
News Corp., Class B	31,606	487,365
Nexstar Media Group, Inc.	9,983	1,665,664
Omnicom Group, Inc.	53,153	3,353,423
Paramount Global, Class B, NVS	151,755	2,889,415
PubMatic, Inc., Class A(a)(b)	11,396	189,515
Scholastic Corp.	6,965	214,243
Sinclair Broadcast Group, Inc., Class A	11,943	216,049
Sirius XM Holdings, Inc.(b)	195,869	1,118,412
Stagwell, Inc.(a)(b)	18,751	130,319
TechTarget, Inc.(a)(b)	7,401	438,139
TEGNA, Inc.	55,403	1,145,734
Thryv Holdings, Inc.(a)	6,677	152,436
WideOpenWest, Inc.(a)	14,889	182,688

		74,269,939

Metals & Mining — 0.5%
5E Advanced Materials, Inc.(a)(b)	10,863	110,368
Alcoa Corp.	48,795	1,642,440
Alpha Metallurgical Resources, Inc.	4,515	617,833
Arconic Corp.(a)	26,227	446,908
ATI, Inc.(a)	32,963	877,145
Carpenter Technology Corp.	13,426	418,086
Century Aluminum Co.(a)	15,345	81,022
Cleveland-Cliffs, Inc.(a)(b)	137,079	1,846,454
Coeur Mining, Inc.(a)(b)	61,136	209,085
Commercial Metals Co.	31,823	1,129,080
Compass Minerals International, Inc.	9,038	348,234
Constellium SE(a)	30,598	310,264

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Freeport-McMoRan, Inc.	375,078	$10,250,882
Haynes International, Inc.	3,919	137,635
Hecla Mining Co.	145,298	572,474
Kaiser Aluminum Corp.	4,365	267,793
Materion Corp.	5,034	402,720
MP Materials Corp.(a)(b)	23,875	651,788
Newmont Corp.	210,052	8,828,486
Novagold Resources, Inc.(a)(b)	62,240	291,906
Nucor Corp.	69,091	7,392,046
Piedmont Lithium, Inc.(a)(b)	4,893	261,727
Reliance Steel & Aluminum Co.	15,893	2,771,898
Royal Gold, Inc.	17,978	1,686,696
Ryerson Holding Corp.	5,034	129,575
Schnitzer Steel Industries, Inc., Class A	6,266	178,330
Southern Copper Corp.	21,691	972,624
SSR Mining, Inc.	53,314	784,249
Steel Dynamics, Inc.	44,361	3,147,413
SunCoke Energy, Inc.	26,414	153,465
TimkenSteel Corp.(a)	10,085	151,174
United States Steel Corp.	63,536	1,151,272
Warrior Met Coal, Inc.	12,242	348,162
Worthington Industries, Inc.	9,456	360,652

		48,929,886

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AFC Gamma, Inc.	6,405	97,997
AGNC Investment Corp.	138,002	1,161,977
Annaly Capital Management, Inc.	114,905	1,971,770
Apollo Commercial Real Estate Finance, Inc.	41,299	342,782
Arbor Realty Trust, Inc.	41,812	480,838
Ares Commercial Real Estate Corp.	11,143	116,444
ARMOUR Residential REIT, Inc.	28,925	140,865
Blackstone Mortgage Trust, Inc., Class A	42,767	998,182
BrightSpire Capital, Inc.	23,610	148,979
Broadmark Realty Capital, Inc.	34,696	177,297
Chimera Investment Corp.	60,363	315,095
Claros Mortgage Trust, Inc.	22,918	269,057
Dynex Capital, Inc.	7,428	86,536
Ellington Financial, Inc.	13,801	156,917
Franklin BSP Realty Trust, Inc.	22,069	237,683
Granite Point Mortgage Trust, Inc.	16,078	103,542
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23,035	689,438
Invesco Mortgage Capital, Inc.	8,734	96,947
KKR Real Estate Finance Trust, Inc.	16,028	260,455
Ladder Capital Corp.	28,131	252,054
MFA Financial, Inc.	29,948	232,995
New York Mortgage Trust, Inc.	93,207	218,104
Orchid Island Capital, Inc.	11,964	98,105
PennyMac Mortgage Investment Trust	23,853	280,988
Ready Capital Corp.	21,543	218,446
Redwood Trust, Inc.	31,779	182,411
Rithm Capital Corp.	113,336	829,620
Starwood Property Trust, Inc.	75,346	1,372,804
TPG RE Finance Trust, Inc.	14,963	104,741
Two Harbors Investment Corp.	96,541	320,516

		11,963,585

Multiline Retail — 0.5%
Big Lots, Inc.	8,991	140,350
Dillard’s, Inc., Class A(b)	1,053	287,216
Dollar General Corp.	60,612	14,538,394
Dollar Tree, Inc.(a)	55,944	7,613,978
Franchise Group, Inc.	7,672	186,430

Security	Shares	Value

Multiline Retail (continued)
Kohl’s Corp.	34,186	$859,778
Macy’s, Inc.	74,054	1,160,426
Nordstrom, Inc.	29,160	487,847
Ollie’s Bargain Outlet Holdings, Inc.(a)	17,058	880,193
Target Corp.	122,759	18,216,208

		44,370,820

Multi-Utilities — 0.8%
Ameren Corp.	67,562	5,442,119
Avista Corp.	18,236	675,644
Black Hills Corp.	16,153	1,094,043
CenterPoint Energy, Inc.	163,988	4,621,182
CMS Energy Corp.	76,141	4,434,452
Consolidated Edison, Inc.	90,720	7,780,147
Dominion Energy, Inc.	219,766	15,188,028
DTE Energy Co.	51,397	5,913,225
NiSource, Inc.	107,098	2,697,799
NorthWestern Corp.	13,830	681,542
Public Service Enterprise Group, Inc.	131,828	7,412,688
Sempra Energy	82,897	12,429,576
Unitil Corp.	3,437	159,649
WEC Energy Group, Inc.	83,162	7,437,178

		75,967,272

Oil, Gas & Consumable Fuels — 4.4%
Antero Midstream Corp.	89,389	820,591
Antero Resources Corp.(a)	77,400	2,363,022
APA Corp.	86,884	2,970,564
Arch Resources, Inc.	4,049	480,211
Archaea Energy, Inc.(a)	18,418	331,708
Ardmore Shipping Corp.(a)	13,368	122,050
Berry Corp.	23,091	173,183
Brigham Minerals, Inc., Class A	14,184	349,919
California Resources Corp.	19,514	749,923
Callon Petroleum Co.(a)	12,990	454,780
Cheniere Energy, Inc.	66,092	10,965,324
Chesapeake Energy Corp.	32,041	3,018,583
Chevron Corp.	519,189	74,591,884
Chord Energy Corp.	11,247	1,538,252
Civitas Resources, Inc.	19,483	1,118,129
Clean Energy Fuels Corp.(a)(b)	34,999	186,895
CNX Resources Corp.(a)	53,128	825,078
Comstock Resources, Inc.(a)(b)	22,514	389,267
ConocoPhillips	335,398	34,324,631
CONSOL Energy, Inc.	9,642	620,173
Continental Resources, Inc.	9,908	661,953
Coterra Energy, Inc.	208,935	5,457,382
Crescent Energy Co., Class A	9,312	125,433
CVR Energy, Inc.	7,571	219,408
Delek U.S. Holdings, Inc.	19,257	522,635
Denbury, Inc.(a)(b)	13,937	1,202,206
Devon Energy Corp.	172,864	10,394,312
DHT Holdings, Inc.	27,203	205,655
Diamondback Energy, Inc.	46,323	5,580,069
Dorian LPG Ltd.	9,491	128,793
DT Midstream, Inc.	25,208	1,308,043
Earthstone Energy, Inc., Class A(a)(b)	8,950	110,264
Energy Fuels, Inc.(a)(b)	39,832	243,772
Enviva, Inc.	7,894	474,114
EOG Resources, Inc.	154,940	17,311,446
EQT Corp.	97,093	3,956,540
Equitrans Midstream Corp.	112,247	839,608
Excelerate Energy, Inc., Class A	12,145	284,193
Exxon Mobil Corp.	1,101,503	96,172,227

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
FLEX LNG Ltd.(b)	7,277	$230,463
Frontline Ltd.(b)	33,813	369,576
Gevo, Inc.(a)(b)	53,437	121,836
Golar LNG Ltd.(a)	25,052	624,296
Green Plains, Inc.(a)	9,493	275,962
Gulfport Energy Corp.(a)(b)	2,959	261,250
Hess Corp.	73,868	8,050,873
HF Sinclair Corp.	39,506	2,127,003
International Seaways, Inc.	13,454	472,639
Kinder Morgan, Inc.	533,349	8,874,927
Kinetik Holdings, Inc.	4,923	160,391
Kosmos Energy Ltd.(a)	124,746	644,937
Laredo Petroleum, Inc.(a)	4,690	294,767
Magnolia Oil & Gas Corp., Class A(b)	43,257	856,921
Marathon Oil Corp.	179,197	4,046,268
Marathon Petroleum Corp.	131,964	13,107,984
Matador Resources Co.	30,149	1,474,889
Murphy Oil Corp.	38,169	1,342,404
New Fortress Energy, Inc.	12,965	566,700
Nordic American Tankers Ltd.	51,748	138,167
Northern Oil and Gas, Inc.	17,625	483,101
Occidental Petroleum Corp.(b)	216,585	13,309,148
ONEOK, Inc.	117,609	6,026,285
Ovintiv, Inc.	68,868	3,167,928
Par Pacific Holdings, Inc.(a)	11,367	186,532
PBF Energy, Inc., Class A(a)	26,501	931,775
PDC Energy, Inc.	25,744	1,487,746
Peabody Energy Corp.(a)(b)	30,665	761,105
Permian Resources Corp.(a)	47,460	322,728
PetroCorp Escrow(a)(d)	1,248	—
Phillips 66	126,950	10,247,404
Pioneer Natural Resources Co.	62,877	13,614,757
Range Resources Corp.	69,174	1,747,335
Ranger Oil Corp., Class A	6,271	197,223
REX American Resources Corp.(a)	4,639	129,521
Scorpio Tankers, Inc.	12,848	540,130
SFL Corp. Ltd.	36,524	332,734
SM Energy Co.	32,018	1,204,197
Southwestern Energy Co.(a)	296,925	1,817,181
Talos Energy, Inc.(a)	18,449	307,176
Targa Resources Corp.	60,727	3,664,267
Teekay Tankers Ltd., Class A(a)	6,434	177,192
Tellurian, Inc.(a)(b)	140,041	334,698
Texas Pacific Land Corp.	1,544	2,744,043
Uranium Energy Corp.(a)(b)	87,076	304,766
Ur-Energy, Inc.(a)(b)	92,623	100,959
Valero Energy Corp.	104,450	11,160,482
Vertex Energy, Inc.(a)	15,878	98,920
W&T Offshore, Inc.(a)	33,293	195,097
Williams Cos., Inc.	323,340	9,257,224
World Fuel Services Corp.	17,827	417,865

		410,903,992

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	4,538	170,629
Louisiana-Pacific Corp.	17,994	921,113
Resolute Forest Products, Inc.(a)	10,761	215,220
Sylvamo Corp.	9,419	319,304

		1,626,266

Personal Products — 0.2%
Beauty Health Co.(a)	22,899	269,979
BellRing Brands, Inc.(a)	35,651	734,767
Coty, Inc., Class A(a)	89,873	567,997

Security	Shares	Value

Personal Products (continued)
Edgewell Personal Care Co.(b)	15,193	$568,218
elf Beauty, Inc.(a)	12,246	460,695
Estee Lauder Cos., Inc., Class A	61,048	13,180,263
Herbalife Nutrition Ltd.(a)(b)	28,460	566,069
Inter Parfums, Inc.	5,056	381,526
Medifast, Inc.	3,208	347,619
Nu Skin Enterprises, Inc., Class A	11,915	397,604
Olaplex Holdings, Inc.(a)(b)	34,699	331,375
USANA Health Sciences, Inc.(a)	3,632	203,574
Veru, Inc.(a)(b)	16,598	191,209

		18,200,895

Pharmaceuticals — 4.2%
Aclaris Therapeutics, Inc.(a)	17,942	282,407
Aerie Pharmaceuticals, Inc.(a)	12,137	183,633
Amneal Pharmaceuticals, Inc.(a)(b)	55,105	111,312
Amphastar Pharmaceuticals, Inc.(a)	10,512	295,387
Amylyx Pharmaceuticals, Inc.(a)(b)	10,844	305,259
ANI Pharmaceuticals, Inc.(a)	3,208	103,105
Arvinas, Inc.(a)(b)	11,687	519,955
Atea Pharmaceuticals, Inc.(a)(b)	18,297	104,110
Axsome Therapeutics, Inc.(a)(b)	7,094	316,534
Bristol-Myers Squibb Co.	564,221	40,110,471
Cara Therapeutics, Inc.(a)(b)	12,379	115,867
Cassava Sciences, Inc.(a)(b)	10,012	418,702
Catalent, Inc.(a)	44,969	3,253,957
CinCor Pharma, Inc.(a)	4,240	139,157
Collegium Pharmaceutical, Inc.(a)	9,476	151,805
Corcept Therapeutics, Inc.(a)	23,101	592,310
DICE Therapeutics, Inc.(a)(b)	9,582	194,323
Elanco Animal Health, Inc.(a)	118,446	1,469,915
Eli Lilly & Co.	222,671	72,000,668
Esperion Therapeutics, Inc.(a)(b)	16,735	112,124
Evolus, Inc.(a)	11,608	93,444
Fulcrum Therapeutics, Inc.(a)(b)	13,559	109,692
Harmony Biosciences Holdings, Inc.(a)(b)	7,417	328,499
Innoviva, Inc.(a)(b)	18,600	215,946
Intra-Cellular Therapies, Inc.(a)	24,500	1,139,985
Jazz Pharmaceuticals PLC(a)	15,896	2,118,778
Johnson & Johnson	694,589	113,468,059
Liquidia Corp.(a)	21,483	116,868
Merck & Co., Inc.	668,427	57,564,933
Nektar Therapeutics(a)	45,351	145,123
NGM Biopharmaceuticals, Inc.(a)	10,919	142,821
Nuvation Bio, Inc.(a)	41,721	93,455
Ocular Therapeutix, Inc.(a)	23,248	96,479
Organon & Co.	68,542	1,603,883
Pacira BioSciences, Inc.(a)	11,864	631,046
Perrigo Co. PLC	37,105	1,323,164
Pfizer, Inc.	1,494,576	65,402,646
Phibro Animal Health Corp., Class A	10,800	143,532
Prestige Consumer Healthcare, Inc.(a)	13,689	682,123
Reata Pharmaceuticals, Inc., Class A(a)(b)	7,369	185,183
Relmada Therapeutics, Inc.(a)	5,347	197,946
Revance Therapeutics, Inc.(a)(b)	17,027	459,729
Royalty Pharma PLC, Class A	98,210	3,946,078
SIGA Technologies, Inc.	12,170	125,351
Supernus Pharmaceuticals, Inc.(a)	13,158	445,398
Tarsus Pharmaceuticals, Inc.(a)	9,355	160,158
Theravance Biopharma, Inc.(a)	15,458	156,744
Tricida, Inc.(a)(b)	11,338	118,822
Ventyx Biosciences, Inc.(a)(b)	7,035	245,592
Viatris, Inc.	321,168	2,736,351

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Xeris Biopharma Holdings, Inc.(a)	64,271	$100,263
Zoetis, Inc.	124,748	18,498,881

		393,577,973

Professional Services — 0.6%
Alight, Inc., Class A(a)(b)	90,100	660,433
ASGN, Inc.(a)	13,363	1,207,614
Barrett Business Services, Inc.	1,749	136,422
Booz Allen Hamilton Holding Corp., Class A	34,147	3,153,475
CACI International, Inc., Class A(a)(b)	6,089	1,589,594
CBIZ, Inc.(a)(b)	13,622	582,749
Clarivate PLC(a)(b)	123,608	1,160,679
CoStar Group, Inc.(a)	103,923	7,238,237
CRA International, Inc.	2,642	234,451
Dun & Bradstreet Holdings, Inc.	67,998	842,495
Equifax, Inc.	31,977	5,481,817
Exponent, Inc.	13,454	1,179,512
First Advantage Corp.(a)	15,117	193,951
Forrester Research, Inc.(a)	3,647	131,328
Franklin Covey Co.(a)(b)	4,393	199,398
FTI Consulting, Inc.(a)(b)	8,598	1,424,775
Heidrick & Struggles International, Inc.	4,475	116,305
HireRight Holdings Corp.(a)(b)	8,476	129,344
Huron Consulting Group, Inc.(a)(b)	5,808	384,780
ICF International, Inc.	4,875	531,473
Insperity, Inc.	9,446	964,342
Jacobs Solutions, Inc.	33,388	3,622,264
KBR, Inc.	36,572	1,580,642
Kelly Services, Inc., Class A, NVS	10,127	137,626
Kforce, Inc.	5,077	297,766
Korn Ferry	14,210	667,160
Legalzoom.com, Inc.(a)	25,247	216,367
Leidos Holdings, Inc.	35,809	3,132,213
ManpowerGroup, Inc.	13,961	903,137
Nielsen Holdings PLC(a)	96,414	2,672,596
Planet Labs PBC(a)(b)	45,002	244,361
Resources Connection, Inc.	10,751	194,271
Robert Half International, Inc.	28,447	2,176,196
Science Applications International Corp.	14,653	1,295,765
Sterling Check Corp.(a)(b)	5,947	104,905
TransUnion	50,478	3,002,936
TriNet Group, Inc.(a)(b)	10,390	739,976
TrueBlue, Inc.(a)	10,031	191,391
Upwork, Inc.(a)	30,548	416,064
Verisk Analytics, Inc.	40,852	6,966,492

		56,105,302

Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)(b)	31,647	256,657
CBRE Group, Inc., Class A(a)	84,603	5,711,549
Compass, Inc., Class A(a)(b)	75,174	174,404
Cushman & Wakefield PLC(a)(b)	37,916	434,138
DigitalBridge Group, Inc.	42,080	526,421
Douglas Elliman, Inc., NVS	25,710	105,411
eXp World Holdings, Inc.(b)	16,291	182,622
FRP Holdings, Inc.(a)(b)	2,530	137,531
Howard Hughes Corp.(a)(b)	9,716	538,169
Jones Lang LaSalle, Inc.(a)	12,769	1,929,013
Kennedy-Wilson Holdings, Inc.	31,823	491,984
Marcus & Millichap, Inc.	5,619	184,191
Newmark Group, Inc., Class A	41,819	337,061
Opendoor Technologies, Inc.(a)	118,816	369,518
RE/MAX Holdings, Inc., Class A	5,462	103,286
Redfin Corp.(a)(b)	27,151	158,562

Security	Shares	Value

Real Estate Management & Development (continued)
RMR Group, Inc., Class A	4,154	$98,408
St Joe Co.	8,449	270,621
Tejon Ranch Co.(a)	8,474	122,026
WeWork, Inc., Class A(a)(b)	38,359	101,651
Zillow Group, Inc., Class A(a)	15,944	456,477
Zillow Group, Inc., Class C(a)(b)	42,376	1,212,377

		13,902,077

Road & Rail — 1.0%
AMERCO	2,323	1,182,918
ArcBest Corp.	6,195	450,562
Avis Budget Group, Inc.(a)	7,900	1,172,834
Covenant Logistics Group, Inc.	3,745	107,482
CSX Corp.	569,024	15,158,799
Heartland Express, Inc.	11,948	170,976
Hertz Global Holdings, Inc.(a)(b)	54,908	893,902
JB Hunt Transport Services, Inc.	22,070	3,452,189
Knight-Swift Transportation Holdings, Inc.(b)	42,219	2,065,776
Landstar System, Inc.	9,262	1,337,155
Lyft, Inc., Class A(a)(b)	85,087	1,120,596
Marten Transport Ltd.	14,164	271,382
Norfolk Southern Corp.	61,982	12,994,526
Old Dominion Freight Line, Inc.(b)	26,821	6,672,260
Ryder System, Inc.	13,251	1,000,318
Saia, Inc.(a)	7,117	1,352,230
Schneider National, Inc., Class B	14,858	301,617
TuSimple Holdings, Inc., Class A(a)	35,031	266,236
Uber Technologies, Inc.(a)	501,775	13,297,038
Union Pacific Corp.	165,404	32,224,007
Universal Logistics Holdings, Inc.	3,534	112,099
Werner Enterprises, Inc.	16,432	617,843
XPO Logistics, Inc.(a)	27,898	1,242,019

		97,464,764

Semiconductors & Semiconductor Equipment — 4.3%
ACM Research, Inc., Class A(a)	14,000	174,440
Advanced Micro Devices, Inc.(a)	428,187	27,129,928
Allegro MicroSystems, Inc.(a)(b)	19,334	422,448
Alpha & Omega Semiconductor Ltd.(a)(b)	6,403	196,956
Ambarella, Inc.(a)	9,293	522,081
Amkor Technology, Inc.	29,124	496,564
Analog Devices, Inc.	138,005	19,229,617
Applied Materials, Inc.(b)	229,659	18,815,962
Axcelis Technologies, Inc.(a)	8,176	495,139
AXT, Inc.(a)(b)	14,163	94,892
Broadcom, Inc.	104,177	46,255,630
CEVA, Inc.(a)	5,681	149,013
Cirrus Logic, Inc.(a)	15,390	1,058,832
Cohu, Inc.(a)	11,138	287,138
Credo Technology Group Holding Ltd.(a)(b)	29,085	319,935
CyberOptics Corp.(a)	2,146	115,412
Diodes, Inc.(a)	11,033	716,152
Enphase Energy, Inc.(a)	34,675	9,621,272
Entegris, Inc.	38,799	3,221,093
First Solar, Inc.(a)	27,696	3,663,350
FormFactor, Inc.(a)	20,483	513,099
GLOBALFOUNDRIES, Inc.(a)(b)	16,457	795,696
Ichor Holdings Ltd.(a)	7,349	177,919
Impinj, Inc.(a)(b)	4,729	378,462
indie Semiconductor, Inc., Class A(a)	32,904	240,857
Intel Corp.	1,083,795	27,929,397
KLA Corp.	37,557	11,365,875
Kulicke & Soffa Industries, Inc.	15,131	582,998
Lam Research Corp.	36,157	13,233,462

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.(a)(b)	35,521	$1,747,988
MACOM Technology Solutions Holdings, Inc.(a)	13,181	682,644
Marvell Technology, Inc.	224,152	9,618,362
MaxLinear, Inc.(a)	18,820	613,908
Microchip Technology, Inc.	141,909	8,660,706
Micron Technology, Inc.	292,214	14,639,921
MKS Instruments, Inc.	14,517	1,199,685
Monolithic Power Systems, Inc.	11,902	4,325,187
NVIDIA Corp.	637,104	77,338,055
ON Semiconductor Corp.(a)	114,047	7,108,550
Onto Innovation, Inc.(a)	12,303	788,007
PDF Solutions, Inc.(a)	10,151	249,004
Photronics, Inc.(a)	16,299	238,291
Power Integrations, Inc.	15,691	1,009,245
Qorvo, Inc.(a)	28,343	2,250,718
QUALCOMM, Inc.	295,681	33,406,039
Rambus, Inc.(a)	27,451	697,804
Semtech Corp.(a)	16,602	488,265
Silicon Laboratories, Inc.(a)	9,004	1,111,454
SiTime Corp.(a)	4,317	339,877
Skyworks Solutions, Inc.	43,164	3,680,594
SMART Global Holdings, Inc.(a)	14,161	224,735
Synaptics, Inc.(a)	10,293	1,019,110
Teradyne, Inc.	42,249	3,175,012
Texas Instruments, Inc.	242,626	37,553,652
Ultra Clean Holdings, Inc.(a)	11,541	297,181
Universal Display Corp.	11,847	1,117,765
Veeco Instruments, Inc.(a)(b)	11,276	206,576
Wolfspeed, Inc.(a)(b)	31,093	3,213,773

		405,205,727

Software — 8.8%
8x8, Inc.(a)	28,207	97,314
A10 Networks, Inc.	14,972	198,678
ACI Worldwide, Inc.(a)	31,823	665,101
Adeia, Inc.	28,129	397,744
Adobe, Inc.(a)	124,977	34,393,670
Agilysys, Inc.(a)	6,726	372,284
Alarm.com Holdings, Inc.(a)	12,252	794,665
Alkami Technology, Inc.(a)(b)	7,466	112,363
Altair Engineering, Inc., Class A(a)(b)	14,054	621,468
Alteryx, Inc., Class A(a)(b)	15,571	869,485
American Software, Inc., Class A	8,843	135,475
Amplitude, Inc., Class A(a)	17,276	267,260
ANSYS, Inc.(a)	22,961	5,090,454
Appfolio, Inc., Class A(a)(b)	4,810	503,703
Appian Corp., Class A(a)(b)	10,345	422,386
AppLovin Corp., Class A(a)	59,829	1,166,067
Asana, Inc., Class A(a)(b)	19,762	439,309
Aspen Technology, Inc.(a)	6,891	1,641,436
Atlassian Corp. PLC, Class A(a)	36,307	7,645,891
Autodesk, Inc.(a)	57,463	10,734,088
Avalara, Inc.(a)	22,513	2,066,693
AvePoint, Inc.(a)(b)	39,384	157,930
Bentley Systems, Inc., Class B(b)	45,747	1,399,401
Bill.com Holdings, Inc.(a)(b)	25,923	3,431,428
Black Knight, Inc.(a)	41,142	2,663,122
Blackbaud, Inc.(a)	12,894	568,110
Blackline, Inc.(a)	14,936	894,666
Blend Labs, Inc., Class A(a)	60,407	133,499
Box, Inc., Class A(a)(b)	34,294	836,431
BTRS Holdings, Inc., Class 1(a)	18,226	168,773
C3.ai, Inc., Class A(a)(b)	15,678	195,975

Security	Shares	Value

Software (continued)
Cadence Design Systems, Inc.(a)	72,010	$11,768,594
CCC Intelligent Solutions Holdings, Inc.(a)(b)	46,343	421,721
Cerence, Inc.(a)	9,966	156,964
Ceridian HCM Holding, Inc.(a)(b)	37,515	2,096,338
ChannelAdvisor Corp.(a)	5,040	114,206
Citrix Systems, Inc.(a)	33,434	3,473,793
Clear Secure, Inc., Class A(a)(b)	16,686	381,442
CommVault Systems, Inc.(a)	11,189	593,465
Confluent, Inc., Class A(a)(b)	33,841	804,401
Consensus Cloud Solutions, Inc.(a)	3,816	180,497
Couchbase, Inc.(a)	9,455	134,923
Coupa Software, Inc.(a)	19,649	1,155,361
Crowdstrike Holdings, Inc., Class A(a)(b)	55,627	9,167,886
CS Disco, Inc.(a)	9,745	97,450
Cvent Holding Corp.(a)(b)	25,280	132,720
Datadog, Inc., Class A(a)	70,489	6,258,013
Digital Turbine, Inc.(a)(b)	22,699	327,093
DocuSign, Inc.(a)(b)	52,744	2,820,222
Dolby Laboratories, Inc., Class A	15,300	996,795
Domo, Inc., Class B(a)	6,923	124,545
DoubleVerify Holdings, Inc.(a)(b)	18,161	496,703
Dropbox, Inc., Class A(a)	75,260	1,559,387
Duck Creek Technologies, Inc.(a)(b)	19,642	232,758
Dynatrace, Inc.(a)(b)	52,008	1,810,398
E2open Parent Holdings, Inc.(a)	54,063	328,162
Ebix, Inc.	6,836	129,679
Elastic NV(a)	21,362	1,532,510
Enfusion, Inc., Class A(a)(b)	8,096	99,905
EngageSmart, Inc.(a)(b)	11,630	240,625
Envestnet, Inc.(a)	14,799	657,076
Everbridge, Inc.(a)	9,670	298,610
Fair Isaac Corp.(a)	6,517	2,685,069
Five9, Inc.(a)	17,824	1,336,444
ForgeRock, Inc., Class A(a)	9,343	135,754
Fortinet, Inc.(a)	169,780	8,341,291
Guidewire Software, Inc.(a)	21,901	1,348,664
HubSpot, Inc.(a)	11,952	3,228,474
Informatica, Inc., Class A(a)(b)	8,831	177,238
Instructure Holdings, Inc.(a)(b)	5,230	116,524
InterDigital, Inc.	8,930	360,951
Intuit, Inc.	72,943	28,252,283
Jamf Holding Corp.(a)(b)	18,036	399,678
KnowBe4, Inc., Class A(a)	19,966	415,492
LivePerson, Inc.(a)(b)	16,592	156,297
LiveRamp Holdings, Inc.(a)	16,733	303,871
Manhattan Associates, Inc.(a)	16,568	2,204,041
Marathon Digital Holdings, Inc.(a)(b)	24,990	267,643
Matterport, Inc.(a)(b)	65,575	248,529
MeridianLink, Inc.(a)	6,070	98,820
Microsoft Corp.	1,976,292	460,278,407
MicroStrategy, Inc., Class A(a)(b)	2,554	542,112
Mitek Systems, Inc.(a)(b)	10,999	100,751
Model N, Inc.(a)	9,671	331,038
Momentive Global, Inc.(a)	32,179	186,960
N-able, Inc.(a)(b)	18,025	166,371
nCino, Inc.(a)(b)	20,450	697,549
NCR Corp.(a)	33,669	640,048
New Relic, Inc.(a)	13,815	792,705
NortonLifeLock, Inc.	153,825	3,098,035
Nutanix, Inc., Class A(a)	55,655	1,159,294
Olo, Inc., Class A(a)(b)	26,834	211,989
ON24, Inc.(a)	15,196	133,725

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
OneSpan, Inc.(a)	11,029	$94,960
Oracle Corp.	398,906	24,361,189
PagerDuty, Inc.(a)(b)	21,299	491,368
Palantir Technologies, Inc., Class A(a)(b)	483,578	3,931,489
Palo Alto Networks, Inc.(a)	78,004	12,776,275
Paycom Software, Inc.(a)	13,578	4,480,604
Paycor HCM, Inc.(a)(b)	12,647	373,845
Paylocity Holding Corp.(a)	10,458	2,526,444
Pegasystems, Inc.	11,015	354,022
Ping Identity Holding Corp.(a)	21,421	601,287
Procore Technologies, Inc.(a)	20,200	999,496
Progress Software Corp.	11,784	501,409
PROS Holdings, Inc.(a)	11,829	292,176
PTC, Inc.(a)	28,152	2,944,699
Q2 Holdings, Inc.(a)(b)	14,846	478,041
Qualys, Inc.(a)	10,030	1,398,082
Rapid7, Inc.(a)	15,233	653,496
RingCentral, Inc., Class A(a)	24,505	979,220
Riot Blockchain, Inc.(a)(b)	40,716	285,419
Roper Technologies, Inc.	27,859	10,019,211
Salesforce, Inc.(a)	254,869	36,660,357
Sapiens International Corp. NV	6,902	132,380
SentinelOne, Inc., Class A(a)(b)	50,997	1,303,483
ServiceNow, Inc.(a)(b)	53,049	20,031,833
Smartsheet, Inc., Class A(a)	32,063	1,101,685
Splunk, Inc.(a)	42,186	3,172,387
Sprout Social, Inc., Class A(a)(b)	11,666	707,893
SPS Commerce, Inc.(a)(b)	9,162	1,138,195
Sumo Logic, Inc.(a)	22,778	170,835
Synopsys, Inc.(a)	40,250	12,296,777
Telos Corp.(a)	10,720	95,301
Tenable Holdings, Inc.(a)	28,951	1,007,495
Teradata Corp.(a)	26,393	819,767
Trade Desk, Inc., Class A(a)	116,290	6,948,327
Tyler Technologies, Inc.(a)	11,097	3,856,207
UiPath, Inc., Class A(a)	100,299	1,264,770
Unity Software, Inc.(a)(b)	55,878	1,780,273
Varonis Systems, Inc.(a)(b)	27,561	730,918
Verint Systems, Inc.(a)	17,834	598,866
VMware, Inc., Class A	54,951	5,850,083
Workday, Inc., Class A(a)	52,519	7,994,442
Workiva, Inc.(a)	13,112	1,020,114
Yext, Inc.(a)	25,618	114,256
Zendesk, Inc.(a)	32,389	2,464,803
Zeta Global Holdings Corp., Class A(a)(b)	30,822	203,733
Zoom Video Communications, Inc., Class A(a)(b)	66,937	4,925,894
Zscaler, Inc.(a)	22,245	3,656,411
Zuora, Inc., Class A(a)(b)	29,557	218,131

		834,901,506

Specialty Retail — 2.2%
Aaron’s Co., Inc.	9,346	90,843
Abercrombie & Fitch Co., Class A(a)	14,264	221,805
Academy Sports & Outdoors, Inc.	22,620	954,112
Advance Auto Parts, Inc.	16,517	2,582,268
American Eagle Outfitters, Inc.	39,001	379,480
America’s Car-Mart, Inc.(a)	1,962	119,721
Arko Corp.	18,737	175,940
Asbury Automotive Group, Inc.(a)	5,947	898,592
AutoNation, Inc.(a)(b)	10,052	1,023,997
AutoZone, Inc.(a)	5,152	11,035,223
Bath & Body Works, Inc.	61,473	2,004,020
Bed Bath & Beyond, Inc.(a)(b)	28,401	172,962

Security	Shares	Value

Specialty Retail (continued)
Best Buy Co., Inc.	53,482	$3,387,550
Boot Barn Holdings, Inc.(a)(b)	8,209	479,898
Buckle, Inc.	6,822	215,985
Burlington Stores, Inc.(a)	17,588	1,967,921
Caleres, Inc.	10,726	259,784
Camping World Holdings, Inc., Class A(b)	10,951	277,279
CarMax, Inc.(a)(b)	42,833	2,827,835
Carvana Co.(a)(b)	29,207	592,902
Chico’s FAS, Inc.(a)(b)	32,211	155,901
Children’s Place, Inc.(a)	3,257	100,609
Designer Brands, Inc., Class A(b)	17,793	272,411
Dick’s Sporting Goods, Inc.(b)	14,952	1,564,577
EVgo, Inc.(a)(b)	20,787	164,425
Five Below, Inc.(a)(b)	14,681	2,021,133
Floor & Decor Holdings, Inc., Class A(a)(b)	26,843	1,885,989
Foot Locker, Inc.	20,892	650,368
GameStop Corp., Class A(a)(b)	71,494	1,796,644
Gap, Inc.	53,447	438,800
Genesco, Inc.(a)	3,208	126,139
Group 1 Automotive, Inc.	4,380	625,771
GrowGeneration Corp.(a)(b)	28,177	98,620
Guess?, Inc.	9,599	140,817
Haverty Furniture Cos., Inc.	4,607	114,714
Hibbett, Inc.	4,211	209,750
Home Depot, Inc.	273,104	75,360,318
Leslie’s, Inc.(a)(b)	41,990	617,673
Lithia Motors, Inc.	7,459	1,600,328
Lowe’s Cos., Inc.	168,795	31,701,389
MarineMax, Inc.(a)	5,322	158,542
Monro, Inc.	8,449	367,194
Murphy USA, Inc.(b)	5,562	1,529,049
National Vision Holdings, Inc.(a)(b)	20,747	677,390
ODP Corp.(a)	11,856	416,738
OneWater Marine, Inc., Class A(a)	3,390	102,073
O’Reilly Automotive, Inc.(a)	16,597	11,673,500
Penske Automotive Group, Inc.(b)	7,059	694,817
Petco Health & Wellness Co., Inc.(a)(b)	23,508	262,349
Rent-A-Center, Inc.	17,108	299,561
RH(a)(b)	5,693	1,400,877
Ross Stores, Inc.	91,329	7,696,295
Sally Beauty Holdings, Inc.(a)	27,859	351,023
Shoe Carnival, Inc.	5,555	119,099
Signet Jewelers Ltd.	13,291	760,112
Sleep Number Corp.(a)	5,806	196,301
Sonic Automotive, Inc., Class A	5,601	242,523
Sportsman’s Warehouse Holdings, Inc.(a)	13,384	111,087
TJX Cos., Inc.	309,031	19,197,006
Tractor Supply Co.	29,467	5,477,326
TravelCenters of America, Inc.(a)	4,072	219,603
Ulta Beauty, Inc.(a)	13,577	5,446,957
Urban Outfitters, Inc.(a)(b)	18,901	371,405
Victoria’s Secret & Co.(a)	20,462	595,853
Volta, Inc.(a)(b)	60,989	73,797
Warby Parker, Inc., Class A(a)(b)	25,971	346,453
Williams-Sonoma, Inc.	18,627	2,195,192
Winmark Corp.	778	168,313
Zumiez, Inc.(a)	5,426	116,822

		210,581,750

Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	4,039,600	558,272,720
Avid Technology, Inc.(a)(b)	10,844	252,232
Corsair Gaming, Inc.(a)(b)	10,258	116,428

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Dell Technologies, Inc., Class C	69,612	$2,378,642
Eastman Kodak Co.(a)(b)	20,119	92,346
Hewlett Packard Enterprise Co.	347,066	4,157,851
HP, Inc.	275,973	6,877,247
IonQ, Inc.(a)(b)	37,160	188,401
NetApp, Inc.	58,901	3,643,027
Pure Storage, Inc., Class A(a)	75,221	2,058,799
Super Micro Computer, Inc.(a)	12,391	682,372
Western Digital Corp.(a)	83,055	2,703,440
Xerox Holdings Corp.	33,713	440,966

		581,864,471

Textiles, Apparel & Luxury Goods — 0.6%
Allbirds, Inc., Class A(a)(b)	34,138	103,779
Capri Holdings Ltd.(a)	36,232	1,392,758
Carter’s, Inc.	9,866	646,519
Columbia Sportswear Co.	10,052	676,500
Crocs, Inc.(a)	15,294	1,050,086
Deckers Outdoor Corp.(a)	6,737	2,106,053
Ermenegildo Zegna NV(b)	16,768	180,256
G-III Apparel Group Ltd.(a)	11,288	168,756
Hanesbrands, Inc.	95,528	664,875
Kontoor Brands, Inc.	14,201	477,296
Lululemon Athletica, Inc.(a)	29,415	8,223,257
Movado Group, Inc.	4,370	123,147
Nike, Inc., Class B	323,305	26,873,112
Oxford Industries, Inc.	4,616	414,424
PVH Corp.	19,087	855,098
Ralph Lauren Corp.	10,997	933,975
Skechers USA, Inc., Class A(a)	35,130	1,114,324
Steven Madden Ltd.	22,272	593,994
Tapestry, Inc.	69,016	1,962,125
Under Armour, Inc., Class A(a)	50,453	335,512
Under Armour, Inc., Class C, NVS(a)	51,345	306,016
VF Corp.	92,841	2,776,874
Wolverine World Wide, Inc.	22,677	348,999

		52,327,735

Thrifts & Mortgage Finance — 0.1%
Axos Financial, Inc.(a)(b)	15,362	525,841
Blue Foundry Bancorp.(a)(b)	8,892	99,146
Bridgewater Bancshares, Inc.(a)	8,199	135,037
Capitol Federal Financial, Inc.	39,520	328,016
Columbia Financial, Inc.(a)(b)	8,640	182,563
Enact Holdings, Inc.	8,522	188,933
Essent Group Ltd.	29,365	1,023,958
Federal Agricultural Mortgage Corp., Class C, NVS	2,533	251,122
Flagstar Bancorp, Inc.	14,392	480,693
Hingham Institution For Savings	469	117,771
Home Bancorp., Inc.	2,910	113,461
Kearny Financial Corp.	15,716	166,904
Merchants Bancorp.	5,221	120,448
MGIC Investment Corp.	89,295	1,144,762
Mr Cooper Group, Inc.(a)	18,840	763,020
New York Community Bancorp, Inc.	130,712	1,114,973
NMI Holdings, Inc., Class A(a)	22,247	453,171
Northfield Bancorp, Inc.	13,544	193,815
PennyMac Financial Services, Inc.	6,786	291,119
Provident Financial Services, Inc.	21,816	425,412
Radian Group, Inc.	44,881	865,754
Rocket Cos., Inc., Class A(b)	31,141	196,811
Southern Missouri Bancorp., Inc.	2,568	131,045
TFS Financial Corp.	15,259	198,367

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
TrustCo Bank Corp.	5,288	$166,149
UWM Holdings Corp.(b)	28,459	83,385
Walker & Dunlop, Inc.	7,898	661,300
Waterstone Financial, Inc.	8,306	134,225
WSFS Financial Corp.	16,822	781,550

		11,338,751

Tobacco — 0.6%
Altria Group, Inc.	480,147	19,388,336
Philip Morris International, Inc.	409,443	33,987,863
Turning Point Brands, Inc.	6,125	130,034
Universal Corp.	6,678	307,455
Vector Group Ltd.	41,347	364,267

		54,177,955

Trading Companies & Distributors — 0.4%
Air Lease Corp., Class A	28,481	883,196
Alta Equipment Group, Inc.	8,982	98,892
Applied Industrial Technologies, Inc.	9,908	1,018,344
Beacon Roofing Supply, Inc.(a)	14,330	784,138
BlueLinx Holdings, Inc.(a)(b)	2,295	142,519
Boise Cascade Co.	9,671	575,038
Core & Main, Inc., Class A(a)	14,881	338,394
Custom Truck One Source, Inc.(a)(b)	17,285	100,772
DXP Enterprises, Inc.(a)	5,436	128,724
Fastenal Co.	152,974	7,042,923
GATX Corp.	9,063	771,714
Global Industrial Co.	3,975	106,649
GMS, Inc.(a)	11,207	448,392
H&E Equipment Services, Inc.	8,174	231,651
Herc Holdings, Inc.	6,342	658,807
McGrath RentCorp	6,175	517,835
MRC Global, Inc.(a)(b)	23,430	168,462
MSC Industrial Direct Co., Inc., Class A	12,396	902,553
NOW, Inc.(a)	27,777	279,159
Rush Enterprises, Inc., Class A	10,357	454,258
Rush Enterprises, Inc., Class B	2,240	107,318
SiteOne Landscape Supply, Inc.(a)	11,543	1,202,088
Textainer Group Holdings Ltd.	11,937	320,628
Titan Machinery, Inc.(a)	5,741	162,241
Transcat, Inc.(a)(b)	1,409	106,647
Triton International Ltd.	16,915	925,758
United Rentals, Inc.(a)	18,645	5,036,387
Univar Solutions, Inc.(a)	46,194	1,050,452
Veritiv Corp.(a)	3,533	345,421
Watsco, Inc.	8,557	2,203,085
WESCO International, Inc.(a)	11,691	1,395,672
WW Grainger, Inc.	11,879	5,811,088

		34,319,205

Water Utilities — 0.1%
American States Water Co.	10,241	798,286
American Water Works Co., Inc.	47,836	6,226,334
Artesian Resources Corp., Class A, NVS	2,910	140,029
California Water Service Group	13,363	704,096
Essential Utilities, Inc.	61,045	2,526,042
Middlesex Water Co.	5,085	392,562
SJW Group	7,702	443,635
York Water Co.	3,311	127,242

		11,358,226

Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	8,323	100,875
Shenandoah Telecommunications Co.	13,363	227,438

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets

Security	Shares	Value

Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc.	27,693	$384,932
T-Mobile U.S., Inc.(a)	157,775	21,168,672

		21,881,917

Total Common Stocks — 99.8% (Cost: $8,077,295,000)		9,424,113,161

Rights

Biotechnology — 0.0%
Aduro Biotech CVR, Expires 01/02/24(d)	4,039	10,255
GTX INC Contingent Rights, Expires 06/10/34(b)(d)	684	701

		10,956

Pharmaceuticals — 0.0%
Zogenix, Inc.(b)(d)	15,050	10,234

Total Rights — 0.0% (Cost: $11,636)		21,190

Warrants(a)

Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp. (Issued/Exercisable, Expires 09/01/24, Strike Price USD 73.44)(b)	409	8,793
Chord Energy Corp. (Issued/Exercisable, Expires 09/01/25, Strike Price USD 83.45)	204	4,262

		13,055

Total Warrants — 0.0% (Cost: $68,578)		13,055

Total Long-Term Investments — 99.8% (Cost: $8,077,375,214)		9,424,147,406

Security	Shares	Value

Short-Term Securities(c)(e)

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(f)	305,098,562	$305,190,092
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%	9,027,199	9,027,199

Total Short-Term Securities — 3.3% (Cost: $314,026,802)		314,217,291

Total Investments — 103.1% (Cost: $8,391,402,016)		9,738,364,697

Liabilities in Excess of Other Assets — (3.1)%		(294,192,890)

Net Assets — 100.0%		$9,444,171,807

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$231,125,019	$73,908,568	(a)	$—		$474	$156,031	$305,190,092	305,098,562	$1,195,280	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,635,000	—		(10,607,801	)(a)	—	—	9,027,199	9,027,199	111,223		—
BlackRock, Inc	29,068,263	2,461,879		(1,463,864)		646,091	(8,888,814)	21,823,555	39,659	378,127		—

						$646,565	$(8,732,783)	$336,040,846		$1,684,630		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russel 2000 E-Mini Index	36	12/16/22	$3,005	$(234,689)
S&P 500 E-Mini Index	104	12/16/22	18,728	(1,528,721)

				$(1,763,410)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,763,410	$—	$—	$—	$1,763,410

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(2,472,030)	$—	$—	$—	$(2,472,030)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,863,212)	$—	$—	$—	$(2,863,212)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$21,190,720

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$149,473,842	$—	$—	$149,473,842
Air Freight & Logistics	51,225,961	—	—	51,225,961
Airlines	18,633,311	—	—	18,633,311
Auto Components	19,143,691	—	—	19,143,691
Automobiles	212,160,316	—	—	212,160,316
Banks	381,485,287	—	—	381,485,287
Beverages	152,925,917	—	—	152,925,917
Biotechnology	258,933,871	—	—	258,933,871
Building Products	56,517,204	—	—	56,517,204
Capital Markets	289,650,977	—	—	289,650,977
Chemicals	167,494,613	—	—	167,494,613
Commercial Services & Supplies	55,843,856	—	—	55,843,856
Communications Equipment	74,622,134	—	—	74,622,134
Construction & Engineering	21,572,925	—	—	21,572,925
Construction Materials	12,574,921	—	—	12,574,921
Consumer Finance	51,323,956	—	—	51,323,956
Containers & Packaging	32,828,852	42,020	—	32,870,872
Distributors	12,165,072	—	—	12,165,072
Diversified Consumer Services	13,284,352	—	—	13,284,352
Diversified Financial Services	138,444,789	—	—	138,444,789
Diversified Telecommunication Services	78,503,113	—	—	78,503,113
Electric Utilities	170,523,681	—	—	170,523,681
Electrical Equipment	65,916,905	—	—	65,916,905
Electronic Equipment, Instruments & Components	66,262,954	—	—	66,262,954
Energy Equipment & Services	35,661,494	—	—	35,661,494
Entertainment	128,539,586	—	—	128,539,586
Equity Real Estate Investment Trusts (REITs)	305,080,780	—	—	305,080,780
Food & Staples Retailing	140,277,306	—	—	140,277,306
Food Products	107,560,384	—	—	107,560,384
Gas Utilities	14,014,047	—	—	14,014,047
Health Care Equipment & Supplies	254,549,356	—	—	254,549,356
Health Care Providers & Services	319,140,424	—	—	319,140,424
Health Care Technology	14,007,329	—	—	14,007,329
Hotels, Restaurants & Leisure	192,389,745	—	—	192,389,745
Household Durables	37,249,219	—	—	37,249,219
Household Products	116,163,758	—	—	116,163,758
Independent Power and Renewable Electricity Producers	10,545,118	—	—	10,545,118
Industrial Conglomerates	64,477,673	—	—	64,477,673
Insurance	222,191,716	—	—	222,191,716
Interactive Media & Services	396,061,181	—	—	396,061,181
Internet & Direct Marketing Retail	280,227,179	—	—	280,227,179
IT Services	417,943,687	—	—	417,943,687
Leisure Products	10,400,760	—	—	10,400,760
Life Sciences Tools & Services	168,531,652	—	—	168,531,652
Machinery	170,055,020	—	—	170,055,020
Marine	2,251,213	—	—	2,251,213
Media	74,269,939	—	—	74,269,939
Metals & Mining	48,929,886	—	—	48,929,886
Mortgage Real Estate Investment Trusts (REITs)	11,963,585	—	—	11,963,585
Multiline Retail	44,370,820	—	—	44,370,820
Multi-Utilities	75,967,272	—	—	75,967,272
Oil, Gas & Consumable Fuels	410,903,992	—	—	410,903,992
Paper & Forest Products	1,626,266	—	—	1,626,266
Personal Products	18,200,895	—	—	18,200,895
Pharmaceuticals	393,577,973	—	—	393,577,973
Professional Services	56,105,302	—	—	56,105,302
Real Estate Management & Development	13,902,077	—	—	13,902,077
Road & Rail	97,464,764	—	—	97,464,764

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell 3000 ETF

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$405,205,727	$—	$—	$405,205,727
Software	831,427,713	3,473,793	—	834,901,506
Specialty Retail	210,581,750	—	—	210,581,750
Technology Hardware, Storage & Peripherals	581,864,471	—	—	581,864,471
Textiles, Apparel & Luxury Goods	52,327,735	—	—	52,327,735
Thrifts & Mortgage Finance	11,338,751	—	—	11,338,751
Tobacco	54,177,955	—	—	54,177,955
Trading Companies & Distributors	34,319,205	—	—	34,319,205
Water Utilities	11,358,226	—	—	11,358,226
Wireless Telecommunication Services	21,881,917	—	—	21,881,917
Rights	—	—	21,190	21,190
Warrants	13,055	—	—	13,055
Short-Term Securities Money Market Funds	314,217,291	—	—	314,217,291

	$9,734,827,694	$3,515,813	$21,190	$9,738,364,697

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,763,410)	$—	$—	$(1,763,410)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Axon Enterprise, Inc.(a)(b)	32,050	$3,709,788
BWX Technologies, Inc.	116,877	5,887,095
Curtiss-Wright Corp.	80,384	11,186,238
HEICO Corp.	5,934	854,377
HEICO Corp., Class A	10,428	1,195,257
Hexcel Corp.	175,877	9,096,358
Howmet Aerospace, Inc.	717,485	22,191,811
Huntington Ingalls Industries, Inc.	64,427	14,270,581
Mercury Systems, Inc.(a)	123,520	5,014,912
Spirit AeroSystems Holdings, Inc., Class A(b)	11,195	245,394
Textron, Inc.	446,689	26,024,101
TransDigm Group, Inc.	66,581	34,943,040
Woodward, Inc.	123,542	9,915,481

		144,534,433

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	188,762	18,179,668
Expeditors International of Washington, Inc.	238,259	21,040,653
GXO Logistics, Inc.(a)	197,554	6,926,243

		46,146,564

Airlines — 0.8%
Alaska Air Group, Inc.(a)	263,843	10,329,453
American Airlines Group, Inc.(a)(b)	1,374,543	16,549,498
Copa Holdings SA, Class A, NVS(a)(b)	60,657	4,064,626
JetBlue Airways Corp.(a)(b)	690,719	4,579,467
Southwest Airlines Co.(a)	1,250,635	38,569,583
United Airlines Holdings, Inc.(a)(b)	691,654	22,499,505

		96,592,132

Auto Components — 0.7%
Aptiv PLC(a)	427,930	33,468,405
BorgWarner, Inc.	499,011	15,668,946
Gentex Corp.	493,180	11,757,411
Lear Corp.	124,913	14,950,837
QuantumScape Corp.(a)(b)	537,096	4,516,977

		80,362,576

Automobiles — 0.5%
Harley-Davidson, Inc.	282,346	9,848,229
Lucid Group, Inc.(a)(b)	68,087	951,175
Rivian Automotive, Inc., Class A(a)(b)	1,095,652	36,057,907
Thor Industries, Inc.	111,085	7,773,728

		54,631,039

Banks — 5.1%
Bank of Hawaii Corp.	83,010	6,318,721
Bank OZK	236,390	9,351,588
BOK Financial Corp.	61,404	5,456,360
Citizens Financial Group, Inc.	1,032,254	35,468,248
Comerica, Inc.	277,537	19,732,881
Commerce Bancshares, Inc.	229,886	15,209,258
Cullen/Frost Bankers, Inc.	123,558	16,336,839
East West Bancorp, Inc.	300,410	20,169,527
Fifth Third Bancorp	1,438,342	45,969,410
First Citizens BancShares, Inc., Class A(b)	19,274	15,369,666
First Hawaiian, Inc.	274,434	6,759,309
First Horizon Corp.	1,121,896	25,691,418
First Republic Bank	384,349	50,176,762
FNB Corp.	732,639	8,498,612
Huntington Bancshares, Inc.	3,033,472	39,981,161
KeyCorp.	1,965,307	31,484,218
M&T Bank Corp.	369,059	65,072,483
PacWest Bancorp	248,916	5,625,502

Security	Shares	Value

Banks (continued)
Pinnacle Financial Partners, Inc.	158,276	$12,836,184
Popular, Inc.	154,001	11,097,312
Prosperity Bancshares, Inc.	185,719	12,383,743
Regions Financial Corp.	1,974,938	39,637,006
Signature Bank	124,925	18,863,675
SVB Financial Group(a)(b)	45,283	15,205,126
Synovus Financial Corp.	302,179	11,334,734
Umpqua Holdings Corp.	450,347	7,696,430
Webster Financial Corp.	368,912	16,674,822
Western Alliance Bancorp	86,109	5,660,806
Wintrust Financial Corp.	128,318	10,464,333
Zions Bancorp NA	312,740	15,905,956

		600,432,090

Beverages — 0.3%
Boston Beer Co., Inc., Class A, NVS(a)(b)	994	321,708
Brown-Forman Corp., Class A, NVS(b)	39,338	2,657,675
Brown-Forman Corp., Class B	158,719	10,565,924
Molson Coors Beverage Co., Class B	367,614	17,641,796

		31,187,103

Biotechnology — 1.4%
Biogen, Inc.(a)	308,286	82,312,362
BioMarin Pharmaceutical, Inc.(a)	390,140	33,072,168
Exact Sciences Corp.(a)(b)	306,997	9,974,332
Exelixis, Inc.(a)	94,068	1,474,986
Horizon Therapeutics PLC(a)	32,976	2,040,885
Incyte Corp.(a)	51,716	3,446,354
Ionis Pharmaceuticals, Inc.(a)(b)	23,421	1,035,911
Mirati Therapeutics, Inc.(a)(b)	90,345	6,309,695
Natera, Inc.(a)	11,244	492,712
Ultragenyx Pharmaceutical, Inc.(a)	30,680	1,270,459
United Therapeutics Corp.(a)	94,784	19,845,874

		161,275,738

Building Products — 1.7%
A O Smith Corp.	204,298	9,924,797
Allegion PLC	38,229	3,428,377
Armstrong World Industries, Inc.	41,266	3,269,505
AZEK Co., Inc.(a)(b)	237,912	3,954,097
Builders FirstSource, Inc.(a)	326,140	19,216,169
Carlisle Cos., Inc.	16,962	4,756,314
Carrier Global Corp.	1,788,946	63,614,920
Fortune Brands Home & Security, Inc.	179,539	9,639,449
Hayward Holdings, Inc.(a)(b)	154,495	1,370,371
Lennox International, Inc.	67,916	15,122,856
Masco Corp.	451,596	21,085,017
Owens Corning	203,367	15,986,680
Trane Technologies PLC	206,897	29,960,754

		201,329,306

Capital Markets — 4.6%
Affiliated Managers Group, Inc.	80,569	9,011,643
Ameriprise Financial, Inc.	82,490	20,783,355
Bank of New York Mellon Corp.	1,550,535	59,726,608
Carlyle Group, Inc.	443,186	11,451,926
Cboe Global Markets, Inc.	224,332	26,329,847
Coinbase Global, Inc., Class A(a)(b)	333,716	21,521,345
Evercore, Inc., Class A	75,980	6,249,355
Franklin Resources, Inc.	598,973	12,889,899
Interactive Brokers Group, Inc., Class A	194,917	12,457,145
Invesco Ltd.	783,821	10,738,348
Janus Henderson Group PLC	289,142	5,872,474
Jefferies Financial Group, Inc.	429,874	12,681,283
KKR & Co., Inc.	1,209,053	51,989,279

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Lazard Ltd., Class A	188,941	$6,013,992
Morningstar, Inc.	4,687	995,144
MSCI, Inc., Class A	41,466	17,489,944
Nasdaq, Inc.	726,163	41,158,919
Northern Trust Corp.	434,316	37,160,077
Raymond James Financial, Inc.	378,485	37,401,888
Robinhood Markets, Inc., Class A(a)(b)	1,190,796	12,027,039
SEI Investments Co.	218,677	10,726,107
State Street Corp.	774,301	47,085,244
Stifel Financial Corp.	221,079	11,476,211
T Rowe Price Group, Inc.	472,027	49,567,555
Tradeweb Markets, Inc., Class A	83,188	4,693,467
Virtu Financial, Inc., Class A	209,010	4,341,138

		541,839,232

Chemicals — 3.9%
Albemarle Corp.	120,080	31,753,955
Ashland, Inc.	106,302	10,095,501
Axalta Coating Systems Ltd.(a)(b)	350,825	7,388,375
Celanese Corp.	229,775	20,757,873
Chemours Co.	128,620	3,170,483
Corteva, Inc.	1,531,926	87,549,571
DuPont de Nemours, Inc.	1,060,170	53,432,568
Eastman Chemical Co.	258,792	18,387,172
Element Solutions, Inc.	484,432	7,881,709
FMC Corp.	174,085	18,400,784
Ginkgo Bioworks Holdings, Inc.(a)(b)	1,374,582	4,288,696
Huntsman Corp.	404,071	9,915,902
International Flavors & Fragrances, Inc.	538,748	48,934,481
LyondellBasell Industries NV, Class A	543,221	40,893,677
Mosaic Co.	639,700	30,916,701
NewMarket Corp.	12,400	3,730,292
Olin Corp.	282,691	12,121,790
PPG Industries, Inc.	234,089	25,911,311
RPM International, Inc.	257,011	21,411,586
Scotts Miracle-Gro Co., Class A	55,764	2,383,911
Westlake Corp.	69,276	6,018,699

		465,345,037

Commercial Services & Supplies — 0.8%
Cintas Corp.	12,567	4,878,384
Clean Harbors, Inc.(a)	107,729	11,848,035
Driven Brands Holdings, Inc.(a)(b)	106,847	2,989,579
IAA, Inc.(a)(b)	48,026	1,529,628
MSA Safety, Inc.	47,569	5,198,340
Republic Services, Inc.	407,551	55,443,238
Rollins, Inc.	34,044	1,180,646
Stericycle, Inc.(a)(b)	191,680	8,071,645
Tetra Tech, Inc.	65,888	8,468,585

		99,608,080

Communications Equipment — 1.2%
Ciena Corp.(a)(b)	317,341	12,830,097
F5, Inc.(a)(b)	125,171	18,115,999
Juniper Networks, Inc.	679,907	17,759,171
Lumentum Holdings, Inc.(a)(b)	144,733	9,924,342
Motorola Solutions, Inc.(b)	348,295	78,007,631
Ubiquiti, Inc.	8,942	2,625,013
Viasat, Inc.(a)(b)	153,730	4,647,258

		143,909,511

Construction & Engineering — 0.6%
AECOM	262,684	17,959,705
MasTec, Inc.(a)	125,280	7,955,280
MDU Resources Group, Inc.	423,691	11,587,949

Security	Shares	Value

Construction & Engineering (continued)
Quanta Services, Inc.	137,507	$17,517,017
Valmont Industries, Inc.	37,965	10,198,158
WillScot Mobile Mini Holdings Corp.(a)(b)	205,859	8,302,293

		73,520,402

Construction Materials — 0.5%
Eagle Materials, Inc.	14,001	1,500,627
Martin Marietta Materials, Inc.	119,856	38,604,419
Vulcan Materials Co.	143,856	22,687,530

		62,792,576

Consumer Finance — 1.1%
Ally Financial, Inc.	651,747	18,138,119
Credit Acceptance Corp.(a)(b)	12,575	5,507,850
Discover Financial Services	576,820	52,444,474
OneMain Holdings, Inc.	246,839	7,286,687
SLM Corp.	528,749	7,397,199
SoFi Technologies, Inc.(a)(b)	1,668,770	8,143,598
Synchrony Financial(b)	1,015,186	28,618,093
Upstart Holdings, Inc.(a)(b)	124,586	2,590,143

		130,126,163

Containers & Packaging — 1.4%
Amcor PLC	3,171,448	34,029,637
AptarGroup, Inc.	137,464	13,063,204
Ardagh Group SA(a)	34,751	296,860
Ardagh Metal Packaging SA	222,239	1,075,637
Avery Dennison Corp.	65,821	10,709,077
Ball Corp.	392,526	18,966,856
Berry Global Group, Inc.(a)	136,589	6,355,486
Crown Holdings, Inc.	29,475	2,388,359
Graphic Packaging Holding Co.	147,025	2,902,273
International Paper Co.	764,304	24,228,437
Packaging Corp. of America	195,965	22,004,910
Silgan Holdings, Inc.	177,743	7,472,316
Sonoco Products Co.	204,257	11,587,500
Westrock Co.	538,940	16,647,857

		171,728,409

Distributors — 0.6%
Genuine Parts Co.	269,539	40,247,563
LKQ Corp.	542,800	25,593,020

		65,840,583

Diversified Consumer Services — 0.4%
ADT, Inc.(b)	438,704	3,285,893
Bright Horizons Family Solutions, Inc.(a)	88,944	5,127,622
Grand Canyon Education, Inc.(a)	66,764	5,491,339
H&R Block, Inc.	60,026	2,553,506
Mister Car Wash, Inc.(a)(b)	56,347	483,457
Service Corp. International	328,165	18,948,247
Terminix Global Holdings, Inc.(a)	259,581	9,939,356

		45,829,420

Diversified Financial Services — 0.4%
Apollo Global Management, Inc.	229,254	10,660,311
Equitable Holdings, Inc.	791,157	20,846,987
Voya Financial, Inc.	204,377	12,364,808

		43,872,106

Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.(a)(b)	523,809	12,272,845
Lumen Technologies, Inc.	2,188,464	15,932,018

		28,204,863

Electric Utilities — 4.5%
Alliant Energy Corp.	530,773	28,125,661

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Avangrid, Inc.	148,753	$6,203,000
Constellation Energy Corp.	689,026	57,320,073
Edison International	793,626	44,903,359
Entergy Corp.	428,602	43,130,219
Evergy, Inc.	470,753	27,962,728
Eversource Energy	727,463	56,713,016
FirstEnergy Corp.	1,146,869	42,434,153
Hawaiian Electric Industries, Inc.	233,408	8,089,921
IDACORP, Inc.	105,645	10,459,911
NRG Energy, Inc.	501,403	19,188,693
OGE Energy Corp.	425,521	15,514,496
PG&E Corp.(a)(b)	3,278,998	40,987,475
Pinnacle West Capital Corp.	236,976	15,287,322
PPL Corp.	1,556,614	39,460,165
Xcel Energy, Inc.	1,153,840	73,845,760

		529,625,952

Electrical Equipment — 1.5%
Acuity Brands, Inc.(b)	68,948	10,857,242
AMETEK, Inc.	487,090	55,240,877
Hubbell, Inc.	113,590	25,330,570
nVent Electric PLC	346,727	10,960,041
Plug Power, Inc.(a)(b)	548,401	11,521,905
Regal Rexnord Corp.	142,456	19,995,124
Rockwell Automation, Inc.(b)	80,403	17,295,489
Sensata Technologies Holding PLC(b)	325,603	12,138,480
Sunrun, Inc.(a)(b)	434,700	11,993,373
Vertiv Holdings Co.(b)	536,488	5,214,663

		180,547,764

Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	306,057	20,493,577
Arrow Electronics, Inc.(a)	128,352	11,832,771
Avnet, Inc.	197,184	7,122,286
Cognex Corp.(b)	25,149	1,042,426
Coherent Corp.(a)	225,638	7,863,484
Corning, Inc.	1,499,481	43,514,939
IPG Photonics Corp.(a)	71,043	5,992,477
Jabil, Inc.	53,267	3,074,039
Keysight Technologies, Inc.(a)	28,137	4,427,638
Littelfuse, Inc.(b)	50,763	10,086,100
National Instruments Corp.	238,813	9,012,803
TD SYNNEX Corp.	90,966	7,385,529
Teledyne Technologies, Inc.(a)	97,946	33,053,837
Trimble, Inc.(a)	528,562	28,685,060
Vontier Corp.	127,348	2,127,985
Zebra Technologies Corp., Class A(a)	64,789	16,975,366

		212,690,317

Energy Equipment & Services — 0.7%
Baker Hughes Co.	2,011,615	42,163,450
Halliburton Co.	1,041,544	25,642,813
NOV, Inc.	821,554	13,292,744

		81,099,007

Entertainment — 1.2%
AMC Entertainment Holdings, Inc., Class A(a)(b)	1,084,848	7,561,390
Electronic Arts, Inc.	548,569	63,474,919
Liberty Media Corp.-Liberty Formula One, Class A, NVS(a)(b)	39,184	2,057,944
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	378,162	22,122,477
Live Nation Entertainment, Inc.(a)(b)	161,699	12,295,592
Madison Square Garden Co(a)	19,804	2,706,415
Playtika Holding Corp.(a)(b)	18,680	175,405

Security	Shares	Value

Entertainment (continued)
Roku, Inc.(a)(b)	180,255	$10,166,382
Take-Two Interactive Software, Inc.(a)	59,380	6,472,420
Warner Bros Discovery, Inc.(a)(b)	1,337,960	15,386,540

		142,419,484

Equity Real Estate Investment Trusts (REITs) — 10.7%
Alexandria Real Estate Equities, Inc.	343,391	48,139,984
American Homes 4 Rent, Class A	638,255	20,941,147
Americold Realty Trust, Inc.	571,422	14,056,981
Apartment Income REIT Corp.	302,535	11,683,902
AvalonBay Communities, Inc.	295,258	54,383,571
Boston Properties, Inc.	332,128	24,899,636
Brixmor Property Group, Inc.	625,827	11,559,025
Camden Property Trust	201,365	24,053,049
Cousins Properties, Inc.	321,091	7,497,475
CubeSmart	472,383	18,923,663
Douglas Emmett, Inc.	363,885	6,524,458
EastGroup Properties, Inc.	86,340	12,462,316
EPR Properties	157,222	5,637,981
Equity LifeStyle Properties, Inc.	144,261	9,065,361
Equity Residential	782,811	52,620,555
Essex Property Trust, Inc.	137,409	33,284,582
Extra Space Storage, Inc.	246,401	42,555,917
Federal Realty Investment Trust	169,649	15,288,768
First Industrial Realty Trust, Inc.	277,804	12,448,397
Gaming and Leisure Properties, Inc.	516,051	22,830,096
Healthcare Realty Trust, Inc.	806,885	16,823,552
Healthpeak Properties, Inc.	1,142,421	26,184,289
Highwoods Properties, Inc.	217,644	5,867,682
Host Hotels & Resorts, Inc.	1,500,259	23,824,113
Hudson Pacific Properties, Inc.	294,786	3,227,907
Invitation Homes, Inc.	1,288,023	43,496,537
Iron Mountain, Inc.	152,118	6,688,628
JBG SMITH Properties	225,896	4,197,148
Kilroy Realty Corp.	243,954	10,272,903
Kimco Realty Corp.	1,280,839	23,580,246
Lamar Advertising Co., Class A	22,946	1,892,816
Life Storage, Inc.	176,876	19,590,786
Medical Properties Trust, Inc.	1,246,545	14,784,024
Mid-America Apartment Communities, Inc.	242,599	37,619,827
National Retail Properties, Inc.	368,238	14,677,967
National Storage Affiliates Trust	178,182	7,408,808
Omega Healthcare Investors, Inc.	493,301	14,547,446
Park Hotels & Resorts, Inc.	467,244	5,261,167
Rayonier, Inc.	308,345	9,241,100
Realty Income Corp.	1,307,511	76,097,140
Regency Centers Corp.	364,127	19,608,239
Rexford Industrial Realty, Inc.	361,895	18,818,540
SBA Communications Corp., Class A	174,039	49,540,201
Simon Property Group, Inc.	355,342	31,891,944
SL Green Realty Corp.	138,030	5,543,285
Spirit Realty Capital, Inc.	288,988	10,449,806
STORE Capital Corp.	536,175	16,798,363
Sun Communities, Inc.	257,264	34,815,537
UDR, Inc.	684,334	28,543,571
Ventas, Inc.	843,990	33,903,078
VICI Properties, Inc.	2,030,207	60,601,679
Vornado Realty Trust	368,536	8,535,294
Welltower, Inc.	979,041	62,971,917
Weyerhaeuser Co.	1,570,709	44,859,449
WP Carey, Inc.	404,452	28,230,750

		1,269,252,603

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing — 1.0%
Albertsons Cos., Inc., Class A	355,671	$8,841,981
BJ’s Wholesale Club Holdings, Inc.(a)(b)	103,773	7,555,712
Casey’s General Stores, Inc.	77,815	15,759,094
Grocery Outlet Holding Corp.(a)(b)	171,445	5,707,404
Kroger Co.	1,389,306	60,782,137
Performance Food Group Co.(a)(b)	220,565	9,473,267
US Foods Holding Corp.(a)(b)	426,743	11,283,085

		119,402,680

Food Products — 2.5%
Bunge Ltd.	295,272	24,380,609
Campbell Soup Co.	407,461	19,199,562
Conagra Brands, Inc.	995,840	32,494,259
Darling Ingredients, Inc.(a)	316,347	20,926,354
Flowers Foods, Inc.	393,391	9,712,824
Freshpet, Inc.(a)(b)	42,074	2,107,487
Hershey Co.	40,770	8,988,562
Hormel Foods Corp.	607,360	27,598,438
Ingredion, Inc.	139,028	11,194,535
J M Smucker Co.	217,949	29,948,372
Kellogg Co.	242,859	16,917,558
McCormick & Co., Inc., NVS	529,348	37,726,632
Pilgrim’s Pride Corp.(a)	47,553	1,094,670
Post Holdings, Inc.(a)(b)	116,683	9,557,504
Seaboard Corp.	507	1,725,149
Tyson Foods, Inc., Class A	601,818	39,677,861

		293,250,376

Gas Utilities — 0.5%
Atmos Energy Corp.	292,362	29,777,070
National Fuel Gas Co.	169,084	10,407,120
UGI Corp.	445,848	14,414,266

		54,598,456

Health Care Equipment & Supplies — 2.0%
Align Technology, Inc.(a)(b)	41,187	8,530,240
Cooper Cos., Inc.	102,851	27,142,379
DENTSPLY SIRONA, Inc.	449,760	12,750,696
Enovis Corp.(a)	106,252	4,895,030
Envista Holdings Corp.(a)	348,441	11,432,349
Globus Medical, Inc., Class A(a)(b)	149,737	8,919,833
Hologic, Inc.(a)	519,951	33,547,239
ICU Medical, Inc.(a)	34,464	5,190,278
Integra LifeSciences Holdings Corp.(a)(b)	156,043	6,609,981
Masimo Corp.(a)	22,979	3,243,716
QuidelOrtho Corp.(a)	103,686	7,411,475
STERIS PLC	210,951	35,076,932
Tandem Diabetes Care, Inc.(a)	7,744	370,550
Teleflex, Inc.	99,664	20,078,309
Zimmer Biomet Holdings, Inc.	442,912	46,306,450

		231,505,457

Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.(a)(b)	186,941	14,615,047
agilon health, Inc.(a)	21,608	506,059
Amedisys, Inc.(a)(b)	67,098	6,494,415
Cardinal Health, Inc.	575,901	38,401,079
Chemed Corp.	19,737	8,616,385
Encompass Health Corp.	205,799	9,308,289
Enhabit, Inc.(a)	102,917	1,444,955
Henry Schein, Inc.(a)	284,184	18,690,782
Laboratory Corp. of America Holdings	191,028	39,124,445
Molina Healthcare, Inc.(a)	27,219	8,977,915
Oak Street Health, Inc.(a)(b)	244,515	5,995,508
Premier, Inc., Class A	247,104	8,386,710

Security	Shares	Value

Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	247,639	$30,382,829
Signify Health, Inc., Class A(a)	146,560	4,272,224
Tenet Healthcare Corp.(a)(b)	227,413	11,729,962
Universal Health Services, Inc., Class B(b)	133,553	11,776,703

		218,723,307

Health Care Technology — 0.2%
Certara, Inc.(a)(b)	86,357	1,146,821
Change Healthcare, Inc.(a)(b)	514,822	14,152,457
Definitive Healthcare Corp.(a)(b)	38,870	604,040
Doximity, Inc., Class A(a)(b)	122,716	3,708,477
Teladoc Health, Inc.(a)(b)	304,701	7,724,170

		27,335,965

Hotels, Restaurants & Leisure — 2.1%
Aramark	486,594	15,181,733
Boyd Gaming Corp.	163,423	7,787,106
Caesars Entertainment, Inc.(a)(b)	135,227	4,362,423
Carnival Corp.(a)	2,034,496	14,302,507
Darden Restaurants, Inc.	70,549	8,911,750
Domino’s Pizza, Inc.	20,269	6,287,444
Hilton Worldwide Holdings, Inc.	157,510	18,998,856
Hyatt Hotels Corp., Class A(a)(b)	102,996	8,338,556
Las Vegas Sands Corp.(a)	435,387	16,335,720
Marriott Vacations Worldwide Corp.	81,053	9,877,119
MGM Resorts International(b)	694,188	20,631,267
Norwegian Cruise Line Holdings Ltd.(a)(b)	821,297	9,329,934
Penn Entertainment, Inc.(a)(b)	333,831	9,183,691
Planet Fitness, Inc., Class A(a)(b)	46,591	2,686,437
Royal Caribbean Cruises Ltd.(a)(b)	467,978	17,736,366
Six Flags Entertainment Corp.(a)	80,959	1,432,974
Travel + Leisure Co.	49,427	1,686,449
Vail Resorts, Inc.	4,559	983,103
Wyndham Hotels & Resorts, Inc.	58,158	3,567,993
Wynn Resorts Ltd.(a)(b)	194,195	12,240,111
Yum! Brands, Inc.	535,658	56,961,872

		246,823,411

Household Durables — 1.4%
DR Horton, Inc.(b)	320,826	21,607,631
Garmin Ltd.	326,428	26,215,433
Leggett & Platt, Inc.	283,384	9,414,017
Lennar Corp., Class A	530,224	39,528,199
Lennar Corp., Class B	33,244	1,978,350
Mohawk Industries, Inc.(a)(b)	110,411	10,068,379
Newell Brands, Inc.	792,417	11,006,672
NVR, Inc.(a)	1,766	7,041,183
PulteGroup, Inc.	295,475	11,080,313
Tempur Sealy International, Inc.	359,542	8,679,344
Toll Brothers, Inc.	111,187	4,669,854
TopBuild Corp.(a)	10,507	1,731,343
Whirlpool Corp.	112,750	15,199,828

		168,220,546

Household Products — 0.3%
Church & Dwight Co., Inc.(b)	282,243	20,163,440
Clorox Co.	44,240	5,679,974
Reynolds Consumer Products, Inc.	114,969	2,990,344
Spectrum Brands Holdings, Inc.	83,283	3,250,535

		32,084,293

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	1,158,850	26,190,010

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Brookfield Renewable Corp., Class A(b)	268,050	$8,759,874
Vistra Corp.	367,575	7,719,075

		42,668,959

Insurance — 6.7%
Aflac, Inc.	1,325,988	74,520,525
Alleghany Corp.(a)	23,397	19,638,740
Allstate Corp.	570,202	71,007,255
American Financial Group, Inc.	143,187	17,601,978
Arch Capital Group Ltd.(a)	505,176	23,005,715
Arthur J. Gallagher & Co.	390,378	66,840,521
Assurant, Inc.	105,042	15,259,451
Assured Guaranty Ltd.	124,255	6,020,155
Axis Capital Holdings Ltd.	166,871	8,201,710
Brighthouse Financial, Inc.(a)	150,709	6,543,785
Brown & Brown, Inc.	462,545	27,974,722
Cincinnati Financial Corp.	330,959	29,643,998
CNA Financial Corp.	59,435	2,193,151
Erie Indemnity Co., Class A, NVS	13,705	3,046,758
Everest Re Group Ltd.	56,444	14,813,163
Fidelity National Financial, Inc.	555,685	20,115,797
First American Financial Corp.	213,063	9,822,204
Globe Life, Inc.	189,961	18,939,112
Hanover Insurance Group, Inc.	74,296	9,520,289
Hartford Financial Services Group, Inc.	681,817	42,231,745
Kemper Corp.	135,687	5,598,446
Lincoln National Corp.	285,297	12,527,391
Loews Corp.	421,501	21,007,610
Markel Corp.(a)	21,855	23,695,628
Old Republic International Corp.	592,529	12,401,632
Primerica, Inc.	78,188	9,652,309
Principal Financial Group, Inc.	521,555	37,630,193
Prudential Financial, Inc.	793,318	68,050,818
Reinsurance Group of America, Inc.	140,313	17,652,778
RenaissanceRe Holdings Ltd.(b)	41,394	5,811,304
Unum Group	420,807	16,327,312
W R Berkley Corp.	435,991	28,156,299
White Mountains Insurance Group Ltd.	6,051	7,884,574
Willis Towers Watson PLC	231,187	46,454,716

		799,791,784

Interactive Media & Services — 0.4%
IAC, Inc.(a)(b)	164,027	9,083,815
Match Group, Inc.(a)	37,677	1,799,077
Pinterest, Inc., Class A(a)	974,574	22,707,574
TripAdvisor, Inc.(a)	197,010	4,349,981
Twitter, Inc.(a)	115,913	5,081,626

		43,022,073

Internet & Direct Marketing Retail — 0.4%
DoorDash, Inc., Class A(a)(b)	60,316	2,982,626
eBay, Inc.	1,011,096	37,218,444
Wayfair, Inc., Class A(a)(b)	59,021	1,921,134

		42,122,204

IT Services — 2.3%
Affirm Holdings, Inc.(a)(b)	379,328	7,116,193
Akamai Technologies, Inc.(a)(b)	331,061	26,590,820
Amdocs Ltd.	254,024	20,182,207
Broadridge Financial Solutions, Inc.	22,549	3,254,272
Concentrix Corp.	91,617	10,227,206
DXC Technology Co.(a)	486,355	11,905,970
Euronet Worldwide, Inc.(a)	25,045	1,897,409
Genpact Ltd.(b)	178,846	7,828,089
Global Payments, Inc.(b)	580,494	62,722,377

Security	Shares	Value

IT Services (continued)
GoDaddy, Inc., Class A(a)(b)	285,185	$20,213,913
Kyndryl Holdings, Inc.(a)(b)	427,507	3,535,483
Okta, Inc.(a)	272,223	15,481,322
SS&C Technologies Holdings, Inc.	473,401	22,604,898
Switch, Inc., Class A	122,758	4,135,717
Twilio, Inc., Class A(a)	223,996	15,487,083
VeriSign, Inc.(a)(b)	177,228	30,784,504
Western Union Co.	536,271	7,239,658
WEX, Inc.(a)(b)	26,037	3,305,137
Wix.com Ltd.(a)	25,001	1,955,828

		276,468,086

Leisure Products — 0.3%
Brunswick Corp.	128,701	8,423,481
Hasbro, Inc.	279,149	18,820,226
Mattel, Inc.(a)(b)	382,214	7,239,133
Peloton Interactive, Inc., Class A(a)(b)	651,568	4,515,366
Polaris, Inc.	30,691	2,935,594

		41,933,800

Life Sciences Tools & Services — 0.9%
10X Genomics, Inc., Class A(a)(b)	19,841	565,072
Agilent Technologies, Inc.	64,216	7,805,455
Avantor, Inc.(a)	90,895	1,781,542
Azenta, Inc.	155,456	6,662,844
Bio-Rad Laboratories, Inc., Class A(a)	45,406	18,940,659
Charles River Laboratories International, Inc.(a)(b)	6,707	1,319,937
PerkinElmer, Inc.(b)	266,725	32,095,019
QIAGEN NV(a)	482,003	19,897,084
Repligen Corp.(a)(b)	33,444	6,257,707
Syneos Health, Inc.(a)	177,440	8,366,296

		103,691,615

Machinery — 5.0%
AGCO Corp.(b)	113,099	10,876,731
Allison Transmission Holdings, Inc.	42,401	1,431,458
Crane Holdings Co.	98,726	8,642,474
Cummins, Inc.	297,485	60,541,172
Donaldson Co., Inc.	215,398	10,556,656
Dover Corp.	304,117	35,453,960
Esab Corp.	106,379	3,548,803
Flowserve Corp.	276,946	6,729,788
Fortive Corp.	757,292	44,150,124
Gates Industrial Corp. PLC(a)(b)	232,348	2,267,717
Graco, Inc.	110,636	6,632,628
IDEX Corp.	132,327	26,445,551
Ingersoll Rand, Inc.(b)	858,252	37,127,982
ITT, Inc.	175,224	11,449,136
Middleby Corp.(a)(b)	106,255	13,618,703
Nordson Corp.(b)	94,272	20,011,117
Oshkosh Corp.	137,824	9,687,649
Otis Worldwide Corp.	785,382	50,107,372
PACCAR, Inc.	720,161	60,270,274
Parker-Hannifin Corp.	209,146	50,678,167
Pentair PLC	345,373	14,032,505
Snap-on, Inc.	111,610	22,472,674
Stanley Black & Decker, Inc.	312,192	23,479,960
Timken Co.	130,811	7,723,081
Westinghouse Air Brake Technologies Corp.	382,986	31,155,911
Xylem, Inc.	326,187	28,495,696

		597,587,289

Marine — 0.1%
Kirby Corp.(a)	125,299	7,614,420

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 1.6%
Altice U.S.A., Inc., Class A(a)(b)	439,127	$2,560,110
Cable One, Inc.(b)	4,818	4,109,995
DISH Network Corp., Class A(a)(b)	538,170	7,442,891
Fox Corp., Class A, NVS	636,570	19,529,968
Fox Corp., Class B	304,445	8,676,683
Interpublic Group of Cos., Inc.	834,699	21,368,294
Liberty Broadband Corp., Class A(a)	20,558	1,533,627
Liberty Broadband Corp., Class C(a)	139,673	10,307,867
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	113,743	4,330,196
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	234,530	8,844,126
New York Times Co., Class A	345,150	9,923,063
News Corp., Class A, NVS	810,111	12,240,777
News Corp., Class B	256,766	3,959,332
Nexstar Media Group, Inc.(b)	71,656	11,955,804
Omnicom Group, Inc.	430,965	27,189,582
Paramount Global, Class A	17,349	373,697
Paramount Global, Class B, NVS	1,222,857	23,283,197
Sirius XM Holdings, Inc.(b)	1,488,903	8,501,636

		186,130,845

Metals & Mining — 1.4%
Alcoa Corp.	380,037	12,792,045
Cleveland-Cliffs, Inc.(a)(b)	1,087,846	14,653,286
Nucor Corp.	552,383	59,099,457
Reliance Steel & Aluminum Co.	126,785	22,112,572
Royal Gold, Inc.	128,612	12,066,378
SSR Mining, Inc.(b)	444,977	6,545,612
Steel Dynamics, Inc.	366,059	25,971,886
United States Steel Corp.(b)	497,037	9,006,310

		162,247,546

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp.	1,096,296	9,230,812
Annaly Capital Management, Inc.	907,217	15,567,844
Rithm Capital Corp.	895,404	6,554,357
Starwood Property Trust, Inc.	618,332	11,266,009

		42,619,022

Multiline Retail — 0.5%
Dollar Tree, Inc.(a)(b)	309,365	42,104,576
Kohl’s Corp.	268,613	6,755,617
Macy’s, Inc.	569,753	8,928,030
Nordstrom, Inc.(b)	36,705	614,075
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	124,299	6,413,828

		64,816,126

Multi-Utilities — 3.1%
Ameren Corp.	543,342	43,766,198
CenterPoint Energy, Inc.	1,331,394	37,518,683
CMS Energy Corp.	612,002	35,642,997
Consolidated Edison, Inc.	751,549	64,452,842
DTE Energy Co.	407,106	46,837,545
NiSource, Inc.	861,754	21,707,583
Public Service Enterprise Group, Inc.	1,050,958	59,095,369
WEC Energy Group, Inc.	666,049	59,564,762

		368,585,979

Oil, Gas & Consumable Fuels — 4.5%
Antero Midstream Corp.	705,755	6,478,831
Antero Resources Corp.(a)(b)	215,323	6,573,811
APA Corp.	687,922	23,520,053
Cheniere Energy, Inc.	223,656	37,106,767
Chesapeake Energy Corp.	256,049	24,122,376

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.	18,709	$1,249,948
Coterra Energy, Inc.	1,389,206	36,286,061
Devon Energy Corp.	709,878	42,684,964
Diamondback Energy, Inc.	157,050	18,918,243
DT Midstream, Inc.	203,390	10,553,907
EQT Corp.	779,716	31,773,427
Hess Corp.	128,301	13,983,526
HF Sinclair Corp.	308,072	16,586,597
Marathon Oil Corp.	1,428,657	32,259,075
ONEOK, Inc.	831,953	42,629,272
Ovintiv, Inc.	156,179	7,184,234
PDC Energy, Inc.	92,134	5,324,424
Phillips 66	1,017,714	82,149,874
Range Resources Corp.	187,641	4,739,812
Southwestern Energy Co.(a)(b)	2,205,354	13,496,767
Williams Cos., Inc.	2,577,469	73,792,937

		531,414,906

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	139,845	7,158,666

Personal Products — 0.0%
Coty, Inc., Class A(a)	727,744	4,599,342

Pharmaceuticals — 1.0%
Catalent, Inc.(a)	246,949	17,869,230
Elanco Animal Health, Inc.(a)	934,677	11,599,342
Jazz Pharmaceuticals PLC(a)	127,945	17,053,789
Organon & Co.	533,178	12,476,365
Perrigo Co. PLC	282,032	10,057,261
Royalty Pharma PLC, Class A	776,651	31,205,837
Viatris, Inc.	2,571,803	21,911,761

		122,173,585

Professional Services — 1.8%
CACI International, Inc., Class A(a)	48,686	12,709,967
Clarivate PLC(a)(b)	1,012,860	9,510,755
CoStar Group, Inc.(a)(b)	710,721	49,501,718
Dun & Bradstreet Holdings, Inc.	527,738	6,538,674
Equifax, Inc.	128,994	22,113,441
FTI Consulting, Inc.(a)(b)	41,037	6,800,241
Jacobs Solutions, Inc.	270,571	29,354,248
KBR, Inc.	102,447	4,427,759
Leidos Holdings, Inc.	288,769	25,258,625
ManpowerGroup, Inc.	110,040	7,118,488
Nielsen Holdings PLC(a)	761,056	21,096,472
Robert Half International, Inc.	25,432	1,945,548
Science Applications International Corp.	116,806	10,329,155
TransUnion	107,882	6,417,900

		213,122,991

Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(a)(b)	346,906	23,419,624
Howard Hughes Corp.(a)(b)	76,859	4,257,220
Jones Lang LaSalle, Inc.(a)	100,915	15,245,229
Opendoor Technologies, Inc.(a)(b)	700,652	2,179,028
WeWork, Inc., Class A(a)(b)	272,820	722,973
Zillow Group, Inc., Class A(a)(b)	114,702	3,283,918
Zillow Group, Inc., Class C(a)(b)	315,701	9,032,206

		58,140,198

Road & Rail — 0.6%
AMERCO	19,296	9,825,909
Avis Budget Group, Inc.(a)(b)	62,403	9,264,349
Hertz Global Holdings, Inc.(a)(b)	430,823	7,013,798
JB Hunt Transport Services, Inc.(b)	19,898	3,112,445

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Knight-Swift Transportation Holdings, Inc.	328,106	$16,054,227
Landstar System, Inc.	7,511	1,084,363
Lyft, Inc., Class A(a)(b)	128,674	1,694,637
Ryder System, Inc.	103,753	7,832,314
Schneider National, Inc., Class B(b)	120,054	2,437,096
XPO Logistics, Inc.(a)(b)	198,503	8,837,354

		67,156,492

Semiconductors & Semiconductor Equipment — 1.3%
Cirrus Logic, Inc.(a)	119,487	8,220,706
First Solar, Inc.(a)	224,931	29,751,623
GLOBALFOUNDRIES, Inc.(a)(b)	99,400	4,805,990
Microchip Technology, Inc.	164,960	10,067,509
MKS Instruments, Inc.	120,419	9,951,426
ON Semiconductor Corp.(a)(b)	346,304	21,585,128
Qorvo, Inc.(a)	217,618	17,281,045
Skyworks Solutions, Inc.	340,084	28,998,963
Teradyne, Inc.(b)	31,255	2,348,813
Wolfspeed, Inc.(a)(b)	244,680	25,290,125

		158,301,328

Software — 1.7%
ANSYS, Inc.(a)	87,426	19,382,344
Bill.com Holdings, Inc.(a)(b)	206,372	27,317,462
Black Knight, Inc.(a)	298,021	19,290,899
CCC Intelligent Solutions Holdings, Inc.(a)(b)	217,218	1,976,684
Ceridian HCM Holding, Inc.(a)	232,663	13,001,208
Citrix Systems, Inc.(a)	139,861	14,531,558
Coupa Software, Inc.(a)	70,098	4,121,762
Dolby Laboratories, Inc., Class A	129,008	8,404,871
DoubleVerify Holdings, Inc.(a)(b)	17,264	472,170
Dropbox, Inc., Class A(a)	40,003	828,862
Guidewire Software, Inc.(a)(b)	175,537	10,809,569
Informatica, Inc., Class A(a)(b)	63,155	1,267,521
Jamf Holding Corp.(a)(b)	17,172	380,532
Manhattan Associates, Inc.(a)(b)	50,440	6,710,033
nCino, Inc.(a)(b)	117,950	4,023,275
NCR Corp.(a)(b)	252,908	4,807,781
NortonLifeLock, Inc.	773,193	15,572,107
Nutanix, Inc., Class A(a)	222,913	4,643,278
Paycor HCM, Inc.(a)(b)	99,089	2,929,071
Procore Technologies, Inc.(a)(b)	41,058	2,031,550
SentinelOne, Inc., Class A(a)(b)	116,267	2,971,785
Teradata Corp.(a)(b)	100,214	3,112,647
Tyler Technologies, Inc.(a)(b)	11,340	3,940,650
UiPath, Inc., Class A(a)(b)	711,164	8,967,778
Unity Software, Inc.(a)(b)	142,970	4,555,024
Zoom Video Communications, Inc., Class A(a)	266,204	19,589,952

		205,640,373

Specialty Retail — 2.0%
Advance Auto Parts, Inc.	118,125	18,467,662
AutoNation, Inc.(a)(b)	80,491	8,199,618
AutoZone, Inc.(a)	3,738	8,006,534
Bath & Body Works, Inc.	483,751	15,770,283
Best Buy Co., Inc.	293,515	18,591,240
Burlington Stores, Inc.(a)(b)	7,901	884,043
CarMax, Inc.(a)(b)	301,313	19,892,684
Dick’s Sporting Goods, Inc.(b)	114,204	11,950,307
GameStop Corp., Class A(a)(b)	563,464	14,159,850
Gap, Inc.	422,577	3,469,357
Leslie’s, Inc.(a)(b)	41,309	607,655
Lithia Motors, Inc.(b)	57,317	12,297,362
O’Reilly Automotive, Inc.(a)	78,527	55,231,966

Security	Shares	Value

Specialty Retail (continued)
Penske Automotive Group, Inc.(b)	57,480	$5,657,757
Petco Health & Wellness Co., Inc.(a)(b)	168,895	1,884,868
RH(a)(b)	26,155	6,435,961
Ross Stores, Inc.	420,361	35,423,822
Victoria’s Secret & Co.(a)(b)	49,464	1,440,392
Williams-Sonoma, Inc.	30,491	3,593,364

		241,964,725

Technology Hardware, Storage & Peripherals — 0.8%
Dell Technologies, Inc., Class C	463,910	15,851,805
Hewlett Packard Enterprise Co.	2,746,757	32,906,149
HP, Inc.	1,183,500	29,492,820
Western Digital Corp.(a)	664,023	21,613,948

		99,864,722

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	284,541	10,937,756
Carter’s, Inc.	79,048	5,180,015
Columbia Sportswear Co.	75,829	5,103,292
Deckers Outdoor Corp.(a)	6,642	2,076,356
Hanesbrands, Inc.	731,522	5,091,393
PVH Corp.	140,962	6,315,098
Ralph Lauren Corp.	89,485	7,599,961
Skechers USA, Inc., Class A(a)	238,420	7,562,682
Tapestry, Inc.	460,661	13,096,592
Under Armour, Inc., Class A(a)	396,621	2,637,530
Under Armour, Inc., Class C, NVS(a)	422,765	2,519,679
VF Corp.	741,444	22,176,590

		90,296,944

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	645,931	8,280,835
New York Community Bancorp, Inc.	979,749	8,357,259
Rocket Cos., Inc., Class A(b)	109,327	690,947
TFS Financial Corp.	102,344	1,330,472

		18,659,513

Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A(b)	218,046	6,761,606
Core & Main, Inc., Class A(a)(b)	98,734	2,245,211
MSC Industrial Direct Co., Inc., Class A	98,523	7,173,460
SiteOne Landscape Supply, Inc.(a)(b)	36,613	3,812,878
United Rentals, Inc.(a)(b)	79,879	21,576,915
Univar Solutions, Inc.(a)	351,347	7,989,631
Watsco, Inc.	32,569	8,385,215
WESCO International, Inc.(a)	44,044	5,257,973

		63,202,889

Water Utilities — 0.6%
American Water Works Co., Inc.	384,615	50,061,488
Essential Utilities, Inc.	491,516	20,338,932

		70,400,420

Total Long-Term Investments — 99.9% (Cost: $11,994,898,829)		11,828,083,823

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities(c)(d)

Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(e)	550,653,898	$550,819,094
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%	12,286,278	12,286,278

Total Short-Term Securities — 4.7% (Cost: $562,768,315)		563,105,372

Total Investments — 104.6% (Cost: $12,557,667,144)		12,391,189,195

Liabilities in Excess of Other Assets — (4.6)%		(550,534,197)

Net Assets — 100.0%		$11,840,654,998

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$397,536,030	$152,938,049	(a)	$—		$68,994	$276,021	$550,819,094	550,653,898	$2,065,385	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,620,000	—		(9,333,722	)(a)	—	—	12,286,278	12,286,278	118,427		—

						$68,994	$276,021	$563,105,372		$2,183,812		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	36	12/16/22	$6,483	$(637,292)
S&P MidCap 400 E-Mini Index	87	12/16/22	19,211	(1,830,148)

				$(2,467,440)

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Mid-Cap Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,467,440	$—	$—	$—	$2,467,440

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(1,354,601)	$—	$—	$—	$(1,354,601)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(3,781,966)	$—	$—	$—	$(3,781,966)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$31,380,020

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$144,534,433	$—	$—	$144,534,433
Air Freight & Logistics	46,146,564	—	—	46,146,564
Airlines	96,592,132	—	—	96,592,132
Auto Components	80,362,576	—	—	80,362,576
Automobiles	54,631,039	—	—	54,631,039
Banks	600,432,090	—	—	600,432,090
Beverages	31,187,103	—	—	31,187,103
Biotechnology	161,275,738	—	—	161,275,738
Building Products	201,329,306	—	—	201,329,306
Capital Markets	541,839,232	—	—	541,839,232
Chemicals	465,345,037	—	—	465,345,037
Commercial Services & Supplies	99,608,080	—	—	99,608,080
Communications Equipment	143,909,511	—	—	143,909,511
Construction & Engineering	73,520,402	—	—	73,520,402
Construction Materials	62,792,576	—	—	62,792,576
Consumer Finance	130,126,163	—	—	130,126,163
Containers & Packaging	171,431,549	296,860	—	171,728,409
Distributors	65,840,583	—	—	65,840,583
Diversified Consumer Services	45,829,420	—	—	45,829,420

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Russell Mid-Cap Value ETF

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Diversified Financial Services	$43,872,106	$—	$—	$43,872,106
Diversified Telecommunication Services	28,204,863	—	—	28,204,863
Electric Utilities	529,625,952	—	—	529,625,952
Electrical Equipment	180,547,764	—	—	180,547,764
Electronic Equipment, Instruments & Components	212,690,317	—	—	212,690,317
Energy Equipment & Services	81,099,007	—	—	81,099,007
Entertainment	142,419,484	—	—	142,419,484
Equity Real Estate Investment Trusts (REITs)	1,269,252,603	—	—	1,269,252,603
Food & Staples Retailing	119,402,680	—	—	119,402,680
Food Products	293,250,376	—	—	293,250,376
Gas Utilities	54,598,456	—	—	54,598,456
Health Care Equipment & Supplies	231,505,457	—	—	231,505,457
Health Care Providers & Services	218,723,307	—	—	218,723,307
Health Care Technology	27,335,965	—	—	27,335,965
Hotels, Restaurants & Leisure	246,823,411	—	—	246,823,411
Household Durables	168,220,546	—	—	168,220,546
Household Products	32,084,293	—	—	32,084,293
Independent Power and Renewable Electricity Producers	42,668,959	—	—	42,668,959
Insurance	799,791,784	—	—	799,791,784
Interactive Media & Services	43,022,073	—	—	43,022,073
Internet & Direct Marketing Retail	42,122,204	—	—	42,122,204
IT Services	276,468,086	—	—	276,468,086
Leisure Products	41,933,800	—	—	41,933,800
Life Sciences Tools & Services	103,691,615	—	—	103,691,615
Machinery	597,587,289	—	—	597,587,289
Marine	7,614,420	—	—	7,614,420
Media	186,130,845	—	—	186,130,845
Metals & Mining	162,247,546	—	—	162,247,546
Mortgage Real Estate Investment Trusts (REITs)	42,619,022	—	—	42,619,022
Multiline Retail	64,816,126	—	—	64,816,126
Multi-Utilities	368,585,979	—	—	368,585,979
Oil, Gas & Consumable Fuels	531,414,906	—	—	531,414,906
Paper & Forest Products	7,158,666	—	—	7,158,666
Personal Products	4,599,342	—	—	4,599,342
Pharmaceuticals	122,173,585	—	—	122,173,585
Professional Services	213,122,991	—	—	213,122,991
Real Estate Management & Development	58,140,198	—	—	58,140,198
Road & Rail	67,156,492	—	—	67,156,492
Semiconductors & Semiconductor Equipment	158,301,328	—	—	158,301,328
Software	191,108,815	14,531,558	—	205,640,373
Specialty Retail	241,964,725	—	—	241,964,725
Technology Hardware, Storage & Peripherals	99,864,722	—	—	99,864,722
Textiles, Apparel & Luxury Goods	90,296,944	—	—	90,296,944
Thrifts & Mortgage Finance	18,659,513	—	—	18,659,513
Trading Companies & Distributors	63,202,889	—	—	63,202,889
Water Utilities	70,400,420	—	—	70,400,420
Short-Term Securities Money Market Funds	563,105,372	—	—	563,105,372

	$12,376,360,777	$14,828,418	$—	$12,391,189,195

Derivative Financial Instruments(a) Liabilities
Equity Contracts	$(2,467,440)	$—	$—	$(2,467,440)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

September 30, 2022

	iShares Russell 3000 ETF	iShares Russell Mid-Cap Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$9,402,323,851	$11,828,083,823
Investments, at value — affiliated(c)	336,040,846	563,105,372
Cash	3,480,166	6,045,956
Cash pledged for futures contracts	1,375,459	1,596,590
Receivables:
Investments sold	8,333,989	73,018,960
Securities lending income — affiliated	169,011	404,210
Dividends — unaffiliated	7,734,926	20,240,247
Dividends — affiliated	35,268	44,134

Total assets	9,759,493,516	12,492,539,292

LIABILITIES
Collateral on securities loaned	305,073,342	550,409,732
Payables:
Investments purchased	8,281,461	98,723,510
Investment advisory fees	1,675,936	2,471,032
Variation margin on futures contracts	290,970	280,020

Total liabilities	315,321,709	651,884,294

NET ASSETS	$9,444,171,807	$11,840,654,998

NET ASSETS CONSIST OF:
Paid-in capital	$8,093,022,358	$11,997,615,042
Accumulated earnings (loss)	1,351,149,449	(156,960,044)

NET ASSETS	$9,444,171,807	$11,840,654,998

NET ASSET VALUE
Shares outstanding	45,650,000	123,400,000

Net asset value	$206.88	$95.95

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$8,057,010,870	$11,994,898,829
(b) Securities loaned, at value	$293,847,129	$526,439,166
(c) Investments, at cost — affiliated	$334,391,146	$562,768,315

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Operations (unaudited)

Six Months Ended September 30, 2022

	iShares Russell 3000 ETF	iShares Russell Mid-Cap Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$86,263,705	$145,769,082
Dividends — affiliated	489,350	118,427
Securities lending income — affiliated — net	1,195,280	2,065,385
Foreign taxes withheld	(22,760)	(47,581)

Total investment income	87,925,575	147,905,313

EXPENSES
Investment advisory	10,673,740	15,692,859

Total expenses	10,673,740	15,692,859

Net investment income	77,251,835	132,212,454

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(100,673,307)	(231,646,104)
Investments — affiliated	646,565	68,994
Futures contracts	(2,472,030)	(1,354,601)
In-kind redemptions — unaffiliated(a)	317,889,310	744,554,506

	215,390,538	511,622,795

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(2,711,119,675)	(3,378,370,050)
Investments — affiliated	(8,732,783)	276,021
Futures contracts	(2,863,212)	(3,781,966)

	(2,722,715,670)	(3,381,875,995)

Net realized and unrealized loss	(2,507,325,132)	(2,870,253,200)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,430,073,297)	$(2,738,040,746)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Russell 3000 ETF		iShares Russell Mid-Cap Value ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$77,251,835	$132,413,906	$132,212,454	$200,831,244
Net realized gain	215,390,538	856,447,831	511,622,795	1,226,700,162
Net change in unrealized appreciation (depreciation)	(2,722,715,670)	290,779,607	(3,381,875,995)	53,384,283

Net increase (decrease) in net assets resulting from operations	(2,430,073,297)	1,279,641,344	(2,738,040,746)	1,480,915,689

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(73,409,927)	(135,842,146)	(121,931,401)	(220,370,366)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(69,827,527)	(84,663,380)	(207,118,120)	527,173,955

NET ASSETS
Total increase (decrease) in net assets	(2,573,310,751)	1,059,135,818	(3,067,090,267)	1,787,719,278
Beginning of period	12,017,482,558	10,958,346,740	14,907,745,265	13,120,025,987

End of period	$9,444,171,807	$12,017,482,558	$11,840,654,998	$14,907,745,265

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$262.10		$237.19	$148.31	$166.74	$156.30	$139.89

Net investment income(a)	1.70		2.87	2.73	2.91	2.78	2.53
Net realized and unrealized gain (loss)(b)	(55.31)		25.00	89.03	(18.04)	10.52	16.45

Net increase (decrease) from investment operations	(53.61)		27.87	91.76	(15.13)	13.30	18.98

Distributions from net investment income(c)	(1.61)		(2.96)	(2.88)	(3.30)	(2.86)	(2.57)

Net asset value, end of period	$206.88		$262.10	$237.19	$148.31	$166.74	$156.30

Total Return(d)
Based on net asset value	(20.49	)%(e)	11.75%	62.21%	(9.29)%	8.59%	13.64%

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.45	%(g)	1.10%	1.37%	1.69%	1.72%	1.68%

Supplemental Data
Net assets, end of period (000)	$9,444,172		$12,017,483	$10,958,347	$8,230,988	$9,379,045	$8,182,126

Portfolio turnover rate(h)	3%		5%	4%	5%	5%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$119.55		$109.15	$64.10	$86.86	$86.44	$83.02

Net investment income(a)	1.08		1.62	1.43	1.93	1.67	1.69
Net realized and unrealized gain (loss)(b)	(23.68)		10.55	45.22	(22.63)	0.70	3.48

Net increase (decrease) from investment operations	(22.60)		12.17	46.65	(20.70)	2.37	5.17

Distributions from net investment income(c)	(1.00)		(1.77)	(1.60)	(2.06)	(1.95)	(1.75)

Net asset value, end of period	$95.95		$119.55	$109.15	$64.10	$86.86	$86.44

Total Return(d)
Based on net asset value	(18.95	)%(e)	11.19%	73.40%	(24.28)%	2.78%	6.28%

Ratios to Average Net Assets(f)
Total expenses	0.23	%(g)	0.23%	0.23%	0.24%	0.24%	0.24%

Net investment income	1.97	%(g)	1.39%	1.65%	2.18%	1.93%	1.98%

Supplemental Data
Net assets, end of period (000)	$11,840,655		$14,907,745	$13,120,026	$8,201,945	$11,218,007	$10,533,292

Portfolio turnover rate(h)	16%		21%	25%	20%	25%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Russell 3000	Diversified
Russell Mid-Cap Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdiction in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)   (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited)   (continued)

or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount	(b)

Russell 3000
Barclays Bank PLC	$3,361,334	$(3,361,334)	$—		$—
Barclays Capital, Inc.	194,514	(157,922)	—		36,592
BMO Capital Markets Corp.	329,860	(329,860)	—		—
BNP Paribas SA	38,720,071	(38,720,071)	—		—
BofA Securities, Inc.	23,067,215	(23,067,215)	—		—
Citadel Clearing LLC	538,068	(538,068)	—		—
Citigroup Global Markets, Inc.	12,418,805	(12,418,805)	—		—
Credit Suisse Securities (USA) LLC	185,400	(185,400)	—		—
Deutsche Bank Securities, Inc.	35,188	(35,188)	—		—
Goldman Sachs & Co. LLC	33,784,839	(33,784,839)	—		—
HSBC Bank PLC	58,153,721	(58,153,721)	—		—
ING Financial Markets LLC	96,908	(96,908)	—		—
J.P. Morgan Securities LLC	27,251,540	(27,251,540)	—		—
Jefferies LLC	2,520,150	(2,520,150)	—		—
Morgan Stanley	21,068,528	(21,068,528)	—		—
National Financial Services LLC	561,870	(561,870)	—		—
Natixis SA	314,346	(314,346)	—		—
Pershing LLC	4,468	(4,468)	—		—
RBC Capital Market LLC	511,080	(511,080)	—		—
Scotia Capital (USA), Inc.	20,706,989	(20,706,989)	—		—
SG Americas Securities LLC	4,118,747	(4,118,747)	—		—
State Street Bank & Trust Co.	1,332,809	(1,332,809)	—		—
Toronto-Dominion Bank	6,116,679	(6,116,679)	—		—
UBS AG	32,002,091	(32,002,091)	—		—
UBS Securities LLC	2,432,092	(2,432,092)	—		—
Virtu Americas LLC	1,274,479	(1,274,479)	—		—
Wells Fargo Bank N.A.	1,843,360	(1,843,360)	—		—
Wells Fargo Securities LLC	901,978	(901,978)	—		—

	$293,847,129	$(293,810,537)	$—		$36,592

Russell Mid-Cap Value
Barclays Bank PLC	$38,935,087	$(38,935,087)	$—		$—
Barclays Capital, Inc.	473,343	(473,343)	—		—
BMO Capital Markets Corp.	121,118	(121,118)	—		—
BNP Paribas SA	99,051,021	(99,051,021)	—		—
BofA Securities, Inc.	11,676,990	(11,676,990)	—		—
Citigroup Global Markets, Inc.	5,439,491	(5,439,491)	—		—
Goldman Sachs & Co. LLC	103,943,202	(103,943,202)	—		—
HSBC Bank PLC	4,112,386	(4,112,386)	—		—
ING Financial Markets LLC	65,060	(65,060)	—		—
J.P. Morgan Securities LLC	52,469,773	(52,469,773)	—		—
Jefferies LLC	3,407,805	(3,407,805)	—		—
Morgan Stanley	68,547,772	(68,547,772)	—		—
National Financial Services LLC	3,337,906	(3,337,906)	—		—
Natixis SA	454,010	(454,010)	—		—
RBC Capital Market LLC	23,873,556	(23,873,556)	—		—
Scotia Capital (USA), Inc.	8,226,762	(8,226,762)	—		—
SG Americas Securities LLC	3,146,428	(3,146,428)	—		—
State Street Bank & Trust Co.	6,414,917	(6,414,917)	—		—
Toronto-Dominion Bank	22,795,647	(22,795,647)	—		—
UBS AG	64,319,859	(64,319,859)	—		—
UBS Securities LLC	3,775,921	(3,775,921)	—		—
Wells Fargo Bank N.A.	1,564,699	(1,564,699)	—		—
Wells Fargo Securities LLC	286,413	(286,413)	—		—

	$526,439,166	$(526,439,166)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)   (continued)

(b)

The market value of the loaned securities is determined as of September 30, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained to an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the following fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund, as follows:

iShares ETF	Investment Advisory Fees

Russell 3000	0.20%

For its investment advisory services to the iShares Russell Mid-Cap Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $121 billion	0.2500%
Over $121 billion, up to and including $181 billion	0.2375
Over $181 billion, up to and including $231 billion	0.2257
Over $231 billion, up to and including $281 billion	0.2144
Over $281 billion	0.2037

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.

Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on laon (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited)   (continued)

managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less that 70% of the total of securities lending plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Russell 3000	$337,069
Russell Mid-Cap Value	588,178

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Russell 3000	$25,660,830	$63,901,980	$(29,583,401)
Russell Mid-Cap Value	1,040,871,249	1,122,464,144	(176,830,809)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Russell 3000	$299,564,963	$294,448,624
Russell Mid-Cap Value	2,157,709,385	2,141,695,987

For the six months ended September 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Russell 3000	$555,558,481	$624,734,749
Russell Mid-Cap Value	1,831,575,216	2,021,621,516

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)   (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Russell 3000	$134,214,036
Russell Mid-Cap Value	414,944,990

As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Russell 3000	$8,469,370,446	$2,208,952,619	$(941,721,778)	$1,267,230,841
Russell Mid-Cap Value	12,651,326,131	1,340,967,465	(1,603,550,751)	(262,583,286)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited)   (continued)

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/22		Year Ended 03/31/22

iShares ETF	Shares	Amount	Shares	Amount

Russell 3000
Shares sold	2,450,000	$559,111,625	5,400,000	$1,415,391,570
Shares redeemed	(2,650,000)	(628,939,152)	(5,750,000)	(1,500,054,950)

	(200,000)	$(69,827,527)	(350,000)	$(84,663,380)

Russell Mid-Cap Value
Shares sold	17,750,000	$1,858,838,440	16,200,000	$1,882,610,327
Shares redeemed	(19,050,000)	(2,065,956,560)	(11,700,000)	(1,355,436,372)

	(1,300,000)	$(207,118,120)	4,500,000	$527,173,955

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Russell 3000 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of the Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the

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Board Review and Approval of Investment Advisory Contract   (continued)

revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell Mid-Cap Value ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract   (continued)

of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of the Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	57

Board Review and Approval of Investment Advisory Contract   (continued)

The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Russell 3000(a)	$1.610242	$—	$—	$1.610242	100%	—%	—%	100%
Russell Mid-Cap Value(a)	0.996758	—	—	0.996758	100	—	—	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	59

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

CVR	Contingent Value Rights

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	61

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-306-0922

SEPTEMBER 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Mortgage Real Estate ETF | REM | Cboe BZX
•	iShares Residential and Multisector Real Estate ETF | REZ | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2022
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(20.20)%	(15.47)%

U.S. small cap equities (Russell 2000® Index)	(19.01)	(23.50)

International equities (MSCI Europe, Australasia, Far East Index)	(22.51)	(25.13)

Emerging market equities (MSCI Emerging Markets Index)	(21.70)	(28.11)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.58	0.63

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.81)	(16.20)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.22)	(14.60)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(6.30)	(11.50)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(10.42)	(14.15)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2022	iShares® Mortgage Real Estate ETF

Investment Objective

The iShares Mortgage Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs) that hold U.S. residential and commercial mortgages, as represented by the FTSE Nareit All Mortgage Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(32.47)%	(36.69)%	(7.04)%	(0.21)%	(36.69)%	(30.57)%	(2.03)%
Fund Market	(32.52)	(36.75)	(7.05)	(0.23)	(36.75)	(30.62)	(2.31)
Index	(32.46)	(36.50)	(6.47)	0.35	(36.50)	(28.42)	3.58

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 675.30	$ 2.02		$ 1,000.00	$ 1,022.66	$ 2.43		0.48%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments(a)

Mortgage REITs	100.0%

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Annaly Capital Management, Inc.	15.4%
Starwood Property Trust, Inc.	11.1
AGNC Investment Corp.	9.2
Blackstone Mortgage Trust, Inc., Class A	8.2
Arbor Realty Trust, Inc.	4.7
Rithm Capital Corp.	4.7
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4.7
Chimera Investment Corp.	3.2
Apollo Commercial Real Estate Finance, Inc.	3.1
Two Harbors Investment Corp.	3.0

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2022	iShares® Residential and Multisector Real Estate ETF

Investment Objective

The iShares Residential and Multisector Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. residential, healthcare and self-storage real estate equities, as represented by the FTSE Nareit All Residential Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(23.79)%	(13.78)%	5.62%	7.97%	(13.78)%	31.43%	115.24%
Fund Market	(23.87)	(13.80)	5.62	7.97	(13.80)	31.46	115.28
Index	(23.67)	(13.47)	6.05	8.37	(13.47)	34.16	123.49

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/22)	(09/30/22)	the Period	(a)	(04/01/22)	(09/30/22)	the Period	(a)	Ratio

$ 1,000.00	$ 762.10	$ 2.12		$ 1,000.00	$ 1,022.66	$ 2.43		0.48%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments(a)
Residential REITs	50.0%
Health Care REITs	25.6
Specialized REITs	24.1
Office REITs	0.3

(a)	Excludes money market funds

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Public Storage	12.1%
Welltower, Inc.	7.9
AvalonBay Communities, Inc.	6.8
Equity Residential	6.6
Extra Space Storage, Inc.	6.0
Invitation Homes, Inc.	5.4
Mid-America Apartment Communities, Inc.	4.8
Sun Communities, Inc.	4.5
Essex Property Trust, Inc.	4.4
Ventas, Inc.	4.3

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® Mortgage Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Mortgage REITs — 97.1%
AG Mortgage Investment Trust, Inc.	307,664	$1,264,499
AGNC Investment Corp.	5,853,048	49,282,664
Angel Oak Mortgage, Inc.(a)	168,487	2,018,474
Annaly Capital Management, Inc.	4,826,256	82,818,553
Apollo Commercial Real Estate Finance, Inc.	1,991,498	16,529,433
Arbor Realty Trust, Inc.	2,195,747	25,251,091
Ares Commercial Real Estate Corp.	726,427	7,591,162
ARMOUR Residential REIT, Inc.	1,615,114	7,865,605
Blackstone Mortgage Trust, Inc., Class A	1,897,045	44,277,030
BrightSpire Capital, Inc.	1,326,242	8,368,587
Broadmark Realty Capital, Inc.	1,842,822	9,416,821
Chimera Investment Corp.	3,291,260	17,180,377
Dynex Capital, Inc.	619,536	7,217,594
Ellington Financial, Inc.	804,561	9,147,859
Franklin BSP Realty Trust, Inc.	1,191,543	12,832,918
Granite Point Mortgage Trust, Inc.	735,783	4,738,443
Great Ajax Corp.	304,588	2,287,456
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	842,824	25,225,722
Invesco Mortgage Capital, Inc.	470,536	5,222,950
KKR Real Estate Finance Trust, Inc.	808,317	13,135,151
Ladder Capital Corp.	1,607,995	14,407,635
MFA Financial, Inc.	1,452,762	11,302,488
New York Mortgage Trust, Inc.	5,380,947	12,591,416
Orchid Island Capital, Inc.	504,124	4,133,817
PennyMac Mortgage Investment Trust	1,282,368	15,106,295

Security	Shares	Value

Mortgage REITs (continued)
Ready Capital Corp.	1,048,319	$10,629,955
Redwood Trust, Inc.	1,651,488	9,479,541
Rithm Capital Corp.	3,447,755	25,237,567
Starwood Property Trust, Inc.	3,273,098	59,635,846
TPG RE Finance Trust, Inc.	975,422	6,827,954
Two Harbors Investment Corp.	4,889,972	16,234,707

		537,259,610

Total Long-Term Investments — 97.1% (Cost: $845,511,933)		537,259,610

Short-Term Securities(b)(c)(d)

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%	7,017,712	7,019,817

Total Short-Term Securities — 1.3% (Cost: $7,016,882)		7,019,817

Total Investments — 98.4% (Cost: $852,528,815)		544,279,427

Other Assets Less Liabilities — 1.6%		8,872,472

Net Assets — 100.0%		$553,151,899

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,893	$6,989,153	(a)	$—		$3,840	$2,931	$7,019,817	7,017,712	$38,772	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	1,230,000	—		(1,230,000	)(a)	—	—	—	—	9,632		—

						$3,840	$2,931	$7,019,817		$48,404		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held by the Fund.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	508	12/16/22	$16,139	$11,159

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Mortgage Real Estate ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$11,159	$—	$—	$—	$11,159

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$47,468	$—	$—	$—	$47,468

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$41,084	$—	$—	$—	$41,084

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$16,117,675

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$537,259,610	$—	$—	$537,259,610
Short-Term Securities
Money Market Funds	7,019,817	—	—	7,019,817

	$544,279,427	$—	$—	$544,279,427

Derivative Financial Instruments(a)
Assets
Equity Contracts	$11,159	$—	$—	$11,159

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® Residential and Multisector Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 25.4%
CareTrust REIT, Inc.	185,625	$3,361,669
Community Healthcare Trust, Inc.	45,567	1,492,319
Diversified Healthcare Trust	462,320	457,743
Global Medical REIT, Inc.	117,109	997,769
Healthcare Realty Trust, Inc.	733,175	15,286,699
Healthpeak Properties, Inc.	1,042,872	23,902,626
LTC Properties, Inc.	76,825	2,877,096
Medical Properties Trust, Inc.	1,148,456	13,620,688
National Health Investors, Inc.	82,624	4,670,735
Omega Healthcare Investors, Inc.	454,453	13,401,819
Physicians Realty Trust	432,494	6,504,710
Sabra Health Care REIT, Inc.	443,708	5,821,449
Universal Health Realty Income Trust	24,586	1,062,361
Ventas, Inc.	742,300	29,818,191
Welltower, Inc.	851,216	54,750,213

		178,026,087

Office REITs — 0.3%
Veris Residential, Inc.(a)	165,583	1,882,679

Residential REITs — 49.7%
American Homes 4 Rent, Class A	586,525	19,243,885
Apartment Income REIT Corp.	297,700	11,497,174
Apartment Investment and Management Co., Class A	287,904	2,101,699
AvalonBay Communities, Inc.	256,281	47,204,397
Bluerock Residential Growth REIT, Inc.	55,089	1,473,631
BRT Apartments Corp.	23,370	474,645
Camden Property Trust	200,482	23,947,575
Centerspace	29,532	1,988,094
Elme Communities	168,043	2,950,835
Equity LifeStyle Properties, Inc.	343,459	21,582,964
Equity Residential	679,466	45,673,705
Essex Property Trust, Inc.	125,681	30,443,709
Independence Realty Trust, Inc.(b)	426,131	7,129,172
Invitation Homes, Inc.(b)	1,119,605	37,809,061
Mid-America Apartment Communities, Inc.	214,020	33,188,081

Security	Shares	Value

Residential REITs (continued)
NexPoint Residential Trust, Inc.	43,511	$2,010,643
Sun Communities, Inc.	232,395	31,450,015
UDR, Inc.	626,145	26,116,508
UMH Properties, Inc.	95,195	1,537,399

		347,823,192

Specialized REITs — 24.0%
CubeSmart	432,234	17,315,294
Extra Space Storage, Inc.(b)	243,085	41,983,210
Life Storage, Inc.	162,682	18,018,658
National Storage Affiliates Trust(b)	164,153	6,825,482
Public Storage	286,924	84,014,217

		168,156,861

Total Long-Term Investments — 99.4% (Cost: $889,692,404)		695,888,819

Short-Term Securities(c)(d)

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(e)	16,649,592	16,654,587
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%	1,250,564	1,250,564

Total Short-Term Securities — 2.6% (Cost: $17,902,333)		17,905,151

Total Investments — 102.0% (Cost: $907,594,737)		713,793,970
Liabilities in Excess of Other Assets — (2.0)%		(13,735,925)

Net Assets — 100.0%		$700,058,045

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$16,649,792	(a)	$—		$1,977	$2,818	$16,654,587	16,649,592	$7,053	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,910,000	—		(1,659,436	)(a)	—	—	1,250,564	1,250,564	9,780		—

						$1,977	$2,818	$17,905,151		$16,833		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Residential and Multisector Real Estate ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	129	12/16/22	$4,098	$(243,026)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$243,026	$—	$—	$—	$243,026

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedules of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$23,157	$—	$—	$—	$23,157

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(384,731)	$—	$—	$—	$(384,731)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$4,137,030

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Residential and Multisector Real Estate ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$695,888,819	$—	$—	$695,888,819
Short-Term Securities
Money Market Funds	17,905,151	—	—	17,905,151

	$713,793,970	$—	$—	$713,793,970

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(243,026)	$—	$—	$(243,026)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	11

Statements of Assets and Liabilities  (unaudited)

September 30, 2022

	iShares Mortgage Real Estate ETF	iShares Residential and Multisector Real Estate ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$537,259,610	$695,888,819
Investments, at value — affiliated(c)	7,019,817	17,905,151
Cash	808,769	119,999
Cash pledged for futures contracts	1,211,000	306,000
Receivables:
Investments sold	7,432,599	3,948,129
Securities lending income — affiliated	6,308	1,200
Dividends — unaffiliated	14,411,865	2,934,643
Dividends — affiliated	3,778	3,684
Variation margin on futures contracts	136,856	34,688

Total assets	568,290,602	721,142,313

LIABILITIES
Collateral on securities loaned	7,013,050	16,650,175
Payables:
Investments purchased	1,524,475	551,975
Capital shares redeemed	6,319,159	3,534,625
Investment advisory fees	282,019	347,493

Total liabilities	15,138,703	21,084,268

NET ASSETS	$553,151,899	$700,058,045

NET ASSETS CONSIST OF:
Paid-in capital	$1,209,076,731	$868,713,285
Accumulated loss	(655,924,832)	(168,655,240)

NET ASSETS	$553,151,899	$700,058,045

NET ASSET VALUE
Shares outstanding	26,400,000	9,750,000

Net asset value	$20.95	$71.80

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$845,511,933	$889,692,404
(b) Securities loaned, at value	$6,969,670	$16,390,943
(c) Investments, at cost — affiliated	$7,016,882	$17,902,333

See notes to financial statements.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended September 30, 2022

	iShares Mortgage Real Estate ETF	iShares Residential and Multisector Real Estate ETF

INVESTMENT INCOME
Dividends — unaffiliated	$14,914,644	$15,540,236
Dividends — affiliated	9,632	9,780
Securities lending income — affiliated — net	38,772	7,053

Total investment income	14,963,048	15,557,069

EXPENSES
Investment advisory	1,935,142	2,394,892

Total expenses	1,935,142	2,394,892

Net investment income	13,027,906	13,162,177

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(60,948,687)	(11,677,774)
Investments — affiliated	3,840	1,977
Futures contracts	47,468	23,157
In-kind redemptions — unaffiliated(a)	173,072	49,528,714

	(60,724,307)	37,876,074

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(243,520,056)	(323,484,378)
Investments — affiliated	2,931	2,818
Futures contracts	41,084	(384,731)

	(243,476,041)	(323,866,291)

Net realized and unrealized loss	(304,200,348)	(285,990,217)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(291,172,442)	$(272,828,040)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	13

Statements of Changes in Net Assets

	iShares Mortgage Real Estate ETF		iShares Residential and Multisector Real Estate ETF
	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$13,027,906	$32,106,113	$13,162,177	$15,723,193
Net realized gain (loss)	(60,724,307)	131,124,057	37,876,074	107,107,083
Net change in unrealized appreciation (depreciation)	(243,476,041)	(173,766,987)	(323,866,291)	99,352,430

Net increase (decrease) in net assets resulting from operations	(291,172,442)	(10,536,817)	(272,828,040)	222,182,706

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(35,558,183)	(81,209,640)	(14,075,997)	(18,832,367)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(95,226,032)	(446,732,193)	(301,311,837)	589,464,681

NET ASSETS
Total increase (decrease) in net assets	(421,956,657)	(538,478,650)	(588,215,874)	792,815,020
Beginning of period	975,108,556	1,513,587,206	1,288,273,919	495,458,899

End of period	$553,151,899	$975,108,556	$700,058,045	$1,288,273,919

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Mortgage Real Estate ETF
	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$32.67		$35.20	$18.67	$43.32	$42.48	$45.34

Net investment income(a)	0.47		0.82	1.38	2.61	3.13	2.66
Net realized and unrealized gain (loss)(b)	(10.86)		(1.27)	17.37	(23.51)	1.52	(1.18)

Net increase (decrease) from investment operations	(10.39)		(0.45)	18.75	(20.90)	4.65	1.48

Distributions(c)
From net investment income	(1.33)		(2.08)	(1.34)	(2.60)	(3.08)	(3.53)
Return of capital	—		—	(0.88)	(1.15)	(0.73)	(0.81)

Total distributions	(1.33)		(2.08)	(2.22)	(3.75)	(3.81)	(4.34)

Net asset value, end of period	$20.95		$32.67	$35.20	$18.67	$43.32	$42.48

Total Return(d)
Based on net asset value	(32.47	)%(e)	(1.65)%	103.62%	(51.80)%	11.46%	3.10%

Ratios to Average Net Assets(f)
Total expenses	0.48	%(g)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.23	%(g)	2.30%	4.94%	6.16%	7.22%	5.82%

Supplemental Data
Net assets, end of period (000)	$553,152		$975,109	$1,513,587	$593,850	$1,252,029	$1,004,534

Portfolio turnover rate(h)	16%		20%	30%	29%	25%	31%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	15

Financial Highlights

(For a share outstanding throughout each period)

	iShares Residential and Multisector Real Estate ETF
	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18

Net asset value, beginning of period	$95.78		$73.95	$55.26	$70.64	$57.61	$63.14

Net investment income(a)	1.12		1.46	1.51	1.55	1.80	1.64
Net realized and unrealized gain (loss)(b)	(23.86)		21.98	19.29	(14.77)	13.45	(4.94)

Net increase (decrease) from investment operations	(22.74)		23.44	20.80	(13.22)	15.25	(3.30)

Distributions(c)
From net investment income	(1.24)		(1.50)	(2.11)	(2.16)	(2.00)	(2.23)
From net realized gain	—		(0.11)	—	—	(0.22)	—

Total distributions	(1.24)		(1.61)	(2.11)	(2.16)	(2.22)	(2.23)

Net asset value, end of period	$71.80		$95.78	$73.95	$55.26	$70.64	$57.61

Total Return(d)
Based on net asset value	(23.79	)%(e)	31.85%	38.23%	(19.25)%	26.94%	(5.41)%

Ratios to Average Net Assets(f)
Total expenses	0.48	%(g)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	2.64	%(g)	1.64%	2.36%	2.07%	2.81%	2.61%

Supplemental Data
Net assets, end of period (000)	$700,058		$1,288,274	$495,459	$331,559	$430,875	$285,163

Portfolio turnover rate(h)	8%		8%	7%	12%	10%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Mortgage Real Estate	Non-Diversified
Residential and Multisector Real Estate	Non-Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Mortgage Real Estate
Goldman Sachs & Co. LLC	$5,770,504	$(5,764,720)	$—	$5,784
J.P. Morgan Securities LLC	1,085,388	(1,085,388)	—	—
Natixis SA	47,888	(47,840)	—	48
Toronto-Dominion Bank	20,366	(20,366)	—	—
UBS AG	45,524	(45,524)	—	—

	$6,969,670	$(6,963,838)	$—	$5,832

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount	(b)
Residential and Multisector Real Estate
Goldman Sachs & Co. LLC	$10,549,748	$(10,549,748)	$—		$—
National Financial Services LLC	690,228	(684,750)	—		5,478
Scotia Capital (USA), Inc.	4,943,715	(4,943,715)	—		—
UBS Securities LLC	207,252	(206,760)	—		492

	$16,390,943	$(16,384,973)	$—		$5,970

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained to an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Mortgage Real Estate	0.48%
Residential and Multisector Real Estate	0.48

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.

Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs

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Notes to Financial Statements (unaudited) (continued)

directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Mortgage Real Estate	$10,215
Residential and Multisector Real Estate	2,999

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Loss
Mortgage Real Estate	$10,592,266	$28,010,879	$(7,567,853)
Residential and Multisector Real Estate	17,553,110	13,363,828	(4,020,614)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate	$130,764,887	$126,276,944
Residential and Multisector Real Estate	88,731,615	82,086,709

For the six months ended September 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Mortgage Real Estate	$182,316,503	$275,203,227
Residential and Multisector Real Estate	167,735,483	467,999,692

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

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Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts
Mortgage Real Estate	$191,583,889

As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mortgage Real Estate	$925,406,870	$35,232,039	$(416,348,323)	$(381,116,284)
Residential and Multisector Real Estate	918,075,109	4,376,316	(208,900,481)	(204,524,165)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that

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Notes to Financial Statements (unaudited) (continued)

time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/22		Year Ended 03/31/22
iShares ETF	Shares	Amount	Shares	Amount

Mortgage Real Estate
Shares sold	6,400,000	$183,567,514	8,400,000	$299,578,675
Shares redeemed	(9,850,000)	(278,793,546)	(21,550,000)	(746,310,868)

	(3,450,000)	$(95,226,032)	(13,150,000)	$(446,732,193)

Residential and Multisector Real Estate
Shares sold	1,850,000	$168,322,933	10,400,000	$926,228,317
Shares redeemed	(5,550,000)	(469,634,770)	(3,650,000)	(336,763,636)

	(3,700,000)	$(301,311,837)	6,750,000	$589,464,681

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.   SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Mortgage Real Estate ETF, iShares Residential and Multisector Real Estate ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	23

Board Review and Approval of Investment Advisory Contract  (continued)

revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Mortgage Real Estate(a)	$1.042518	$—	$0.290060	$1.332578	78%	—%	22%	100%
Residential and Multisector Real Estate	1.238873	—	—	1.238873	100	—	—	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	25

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

REIT                 Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	27

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-312-0922

SEPTEMBER 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Factors US Growth Style ETF | STLG | Cboe BZX

•	iShares Factors US Value Style ETF | STLV | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(20.20)%	(15.47)%

U.S. small cap equities (Russell 2000® Index)	(19.01)	(23.50)

International equities (MSCI Europe, Australasia, Far East Index)	(22.51)	(25.13)

Emerging market equities (MSCI Emerging Markets Index)	(21.70)	(28.11)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.58	0.63

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.81)	(16.20)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.22)	(14.60)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(6.30)	(11.50)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(10.42)	(14.15)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2022	iShares® Factors US Growth Style ETF

Investment Objective

The iShares Factors US Growth Style ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with favorable exposure to target style factors subject to constraints, as represented by the Russell US Large Cap Factors Growth Style Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(21.00)%	(19.85)%	6.08%	(19.85)%	17.37%
Fund Market	(21.14)	(19.91)	6.08	(19.91)	17.38
Index	(20.99)	(19.73)	6.24	(19.73)	17.85

The inception date of the Fund was January 14, 2020. The first day of secondary market trading was January 16, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$790.00	$1.12		$1,000.00	$1,023.81	$1.27		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	45.0%

Consumer Discretionary	18.9

Health Care	11.6

Industrials	7.5

Financials	5.1

Consumer Staples	4.9

Materials	3.6

Energy	1.2

Communication Services	1.1

Other (each representing less than 1%)	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	13.4%

Microsoft Corp.	10.3

Amazon.com, Inc.	4.7

Tesla, Inc.	2.7

AbbVie, Inc.	2.6

Costco Wholesale Corp.	2.2

QUALCOMM, Inc.	2.2

Louisiana-Pacific Corp.	2.0

MSCI, Inc., Class A	1.8

Merck & Co., Inc.	1.7

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2022	iShares® Factors US Value Style ETF

Investment Objective

The iShares Factors USValue Style ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with favorable exposure to target style factors subject to constraints, as represented by the Russell US Large Cap Factors Value Style Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(15.74)%	(13.08)%	1.16%	(13.08)%	3.18%

Fund Market	(15.89)	(13.21)	1.15	(13.21)	3.17

Index	(15.65)	(12.97)	1.30	(12.97)	3.56

The inception date of the Fund was January 14, 2020. The first day of secondary market trading was January 16, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$842.60	$1.16		$1,000.00	$1,023.81	$1.27		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	22.2%

Health Care	16.7

Industrials	10.1

Information Technology	10.1

Consumer Discretionary	9.5

Consumer Staples	9.3

Energy	6.0

Utilities	4.8

Communication Services	4.4

Materials	3.9

Real Estate	3.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Johnson & Johnson	3.1%

Merck & Co., Inc.	2.2

Jefferies Financial Group, Inc.	2.1

Evercore, Inc., Class A	2.0

Verizon Communications, Inc.	1.8

Pfizer, Inc.	1.8

Hewlett Packard Enterprise Co.	1.6

Otis Worldwide Corp.	1.6

CVS Health Corp.	1.5

Enhabit, Inc.	1.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® Factors US Growth Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 2.0%
Expeditors International of Washington, Inc.	147	$12,982
United Parcel Service, Inc., Class B	267	43,131

		56,113

Automobiles — 2.7%
Tesla, Inc.(a)	289	76,657

Beverages — 0.1%
PepsiCo, Inc.	25	4,081

Biotechnology — 4.3%
AbbVie, Inc.	542	72,742
Amgen, Inc.	59	13,298
Moderna, Inc.(a)	147	17,383
Vertex Pharmaceuticals, Inc.(a)	65	18,820

		122,243

Building Products — 0.9%
Carlisle Cos., Inc.	5	1,402
Masco Corp.	306	14,287
Trex Co., Inc.(a)	210	9,228

		24,917

Capital Markets — 4.4%
Ameriprise Financial, Inc.	73	18,392
Blackstone, Inc., NVS	103	8,621
FactSet Research Systems, Inc.	24	9,603
MSCI, Inc., Class A	120	50,615
Raymond James Financial, Inc.	377	37,255

		124,486

Chemicals — 1.3%
CF Industries Holdings, Inc.	161	15,496
Chemours Co.	324	7,987
Mosaic Co.	184	8,893
Scotts Miracle-Gro Co., Class A	102	4,360

		36,736

Communications Equipment — 0.5%
Arista Networks, Inc.(a)	78	8,806
Ubiquiti, Inc.	15	4,403

		13,209

Containers & Packaging — 0.3%
Sealed Air Corp.	202	8,991

Distributors — 0.4%
Pool Corp.	32	10,183

Diversified Consumer Services — 0.2%
H&R Block, Inc.	143	6,083

Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.(a)	221	20,374
Jabil, Inc.	56	3,232
Keysight Technologies, Inc.(a)	6	944
Vontier Corp.	435	7,269

		31,819

Entertainment — 0.0%
Take-Two Interactive Software, Inc.(a)	7	763

Equity Real Estate Investment Trusts (REITs) — 0.3%
Public Storage	29	8,491
SBA Communications Corp., Class A	1	285

		8,776

Food & Staples Retailing — 2.9%
BJ’s Wholesale Club Holdings, Inc.(a)	268	19,513

Security	Shares	Value

Food & Staples Retailing (continued)
Costco Wholesale Corp.	134	$63,284
Grocery Outlet Holding Corp.(a)	9	300

		83,097

Food Products — 1.2%
Hershey Co.	161	35,496

Health Care Equipment & Supplies — 0.2%
IDEXX Laboratories, Inc.(a)	16	5,213

Health Care Providers & Services — 2.6%
Chemed Corp.	40	17,462
DaVita, Inc.(a)	84	6,953
HCA Healthcare, Inc.	82	15,071
McKesson Corp.	31	10,536
Molina Healthcare, Inc.(a)	35	11,544
UnitedHealth Group, Inc.	24	12,121

		73,687

Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)	7	1,154

Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc., Class A(a)	134	14,075
Domino’s Pizza, Inc.	68	21,094
Yum! Brands, Inc.	71	7,550

		42,719

Household Products — 0.6%
Procter & Gamble Co.	124	15,655

Independent Power and Renewable Electricity Producers — 0.8%
Vistra Corp.	1,057	22,197

Insurance — 0.8%
Alleghany Corp.(a)	3	2,518
Aon PLC, Class A	1	268
Assurant, Inc.	135	19,611

		22,397

Interactive Media & Services — 1.1%
Alphabet, Inc., Class A(a)	192	18,365
Alphabet, Inc., Class C, NVS(a)	140	13,461

		31,826

Internet & Direct Marketing Retail — 5.4%
Amazon.com, Inc.(a)	1,195	135,035
eBay, Inc.	333	12,258
Wayfair, Inc., Class A(a)	222	7,226

		154,519

IT Services — 1.3%
Gartner, Inc.(a)	1	277
Mastercard, Inc., Class A	1	284
MongoDB, Inc., Class A(a)	6	1,192
Paychex, Inc.	38	4,264
VeriSign, Inc.(a)(b)	176	30,571

		36,588

Life Sciences Tools & Services — 1.3%
Danaher Corp.	2	517
Maravai LifeSciences Holdings, Inc., Class A(a)	486	12,407
Mettler-Toledo International, Inc.(a)	23	24,935
Thermo Fisher Scientific, Inc.	1	507

		38,366

Machinery — 0.6%
AGCO Corp.	3	289

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Factors US Growth Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Allison Transmission Holdings, Inc.	278	$9,385
Otis Worldwide Corp.	111	7,082

		16,756

Multiline Retail — 1.6%
Dollar General Corp.	65	15,591
Target Corp.	197	29,233

		44,824

Oil, Gas & Consumable Fuels — 1.2%
Devon Energy Corp.	432	25,976
PDC Energy, Inc.	87	5,028
Range Resources Corp.	118	2,981

		33,985

Paper & Forest Products — 2.0%
Louisiana-Pacific Corp.	1,119	57,282

Pharmaceuticals — 3.2%
Eli Lilly & Co.	129	41,712
Merck & Co., Inc.	570	49,088

		90,800

Professional Services — 2.7%
Booz Allen Hamilton Holding Corp., Class A	494	45,621
FTI Consulting, Inc.(a)	101	16,737
Robert Half International, Inc.	207	15,835

		78,193

Road & Rail — 0.5%
Old Dominion Freight Line, Inc.(b)	57	14,180

Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices, Inc.(a)	62	3,928
Allegro MicroSystems, Inc.(a)	639	13,962
Broadcom, Inc.	45	19,981
KLA Corp.	32	9,684
Lattice Semiconductor Corp.(a)	178	8,759
NVIDIA Corp.	364	44,186
QUALCOMM, Inc.	558	63,043
Teradyne, Inc.	94	7,064
Texas Instruments, Inc.	182	28,170

		198,777

Software — 20.1%
Adobe, Inc.(a)	26	7,155
Aspen Technology, Inc.(a)	76	18,103
Atlassian Corp. PLC, Class A(a)	174	36,643
Cadence Design Systems, Inc.(a)	175	28,600
Citrix Systems, Inc.(a)	96	9,974
Crowdstrike Holdings, Inc., Class A(a)	184	30,325
Dropbox, Inc., Class A(a)	213	4,413
Fair Isaac Corp.(a)	54	22,249
Fortinet, Inc.(a)	628	30,854
HubSpot, Inc.(a)	37	9,994
Intuit, Inc.	30	11,620
Manhattan Associates, Inc.(a)	218	29,001
Microsoft Corp.	1,258	292,988
NortonLifeLock, Inc.	24	483
Nutanix, Inc., Class A(a)	315	6,561
Oracle Corp.	224	13,680

Security	Shares	Value

Software (continued)
Palo Alto Networks, Inc.(a)	12	$1,966
Smartsheet, Inc., Class A(a)	272	9,346
Synopsys, Inc.(a)	24	7,332
Teradata Corp.(a)	53	1,646

		572,933

Specialty Retail — 5.9%
AutoZone, Inc.(a)	10	21,419
Best Buy Co., Inc.	260	16,468
Home Depot, Inc.	118	32,561
Leslie’s, Inc.(a)	889	13,077
Lowe’s Cos., Inc.	145	27,233
Tractor Supply Co.	63	11,711
Victoria’s Secret & Co.(a)	534	15,550
Williams-Sonoma, Inc.	251	29,580

		167,599

Technology Hardware, Storage & Peripherals — 15.1%
Apple Inc.	2,773	383,228
HP, Inc.	1,397	34,813
NetApp, Inc.	202	12,494

		430,535

Textiles, Apparel & Luxury Goods — 1.3%
Deckers Outdoor Corp.(a)	92	28,760
Lululemon Athletica, Inc.(a)	14	3,914
Nike, Inc., Class B	36	2,992

		35,666

Trading Companies & Distributors — 0.8%
Watsco, Inc.	17	4,377
WESCO International, Inc.(a)	9	1,074
WW Grainger, Inc.	36	17,611

		23,062

Total Long-Term Investments — 100.2% (Cost: $3,452,178)		2,852,563

Short-Term Securities(c)(d)

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(e)	45,604	45,618
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%	3,782	3,782

Total Short-Term Securities — 1.7% (Cost: $49,400)		49,400

Total Investments — 101.9% (Cost: $3,501,578)		2,901,963

Liabilities in Excess of Other Assets — (1.9)%		(53,308)

Net Assets — 100.0%		$ 2,848,655

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Factors US Growth Style ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,274	$41,342	(a)	$—	$3	$(1)	$45,618	45,604	$73	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,782	(a)	—	—	—	3,782	3,782	16		—

					$3	$(1)	$49,400		$89		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Air Freight & Logistics	$56,113	$—	$—	$56,113
Automobiles	76,657	—	—	76,657
Beverages	4,081	—	—	4,081
Biotechnology	122,243	—	—	122,243
Building Products	24,917	—	—	24,917
Capital Markets	124,486	—	—	124,486
Chemicals	36,736	—	—	36,736
Communications Equipment	13,209	—	—	13,209
Containers & Packaging	8,991	—	—	8,991
Distributors	10,183	—	—	10,183
Diversified Consumer Services	6,083	—	—	6,083
Electronic Equipment, Instruments & Components	31,819	—	—	31,819
Entertainment	763	—	—	763
Equity Real Estate Investment Trusts (REITs)	8,776	—	—	8,776
Food & Staples Retailing	83,097	—	—	83,097
Food Products	35,496	—	—	35,496
Health Care Equipment & Supplies	5,213	—	—	5,213
Health Care Providers & Services	73,687	—	—	73,687
Health Care Technology	1,154	—	—	1,154
Hotels, Restaurants & Leisure	42,719	—	—	42,719
Household Products	15,655	—	—	15,655
Independent Power and Renewable Electricity Producers	22,197	—	—	22,197
Insurance	22,397	—	—	22,397
Interactive Media & Services	31,826	—	—	31,826
Internet & Direct Marketing Retail	154,519	—	—	154,519
IT Services	36,588	—	—	36,588
Life Sciences Tools & Services	38,366	—	—	38,366
Machinery	16,756	—	—	16,756
Multiline Retail	44,824	—	—	44,824
Oil, Gas & Consumable Fuels	33,985	—	—	33,985
Paper & Forest Products	57,282	—	—	57,282
Pharmaceuticals	90,800	—	—	90,800

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Factors US Growth Style ETF

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Professional Services	$78,193	$—	$—	$78,193
Road & Rail	14,180	—	—	14,180
Semiconductors & Semiconductor Equipment	198,777	—	—	198,777
Software	562,959	9,974	—	572,933
Specialty Retail	167,599	—	—	167,599
Technology Hardware, Storage & Peripherals	430,535	—	—	430,535
Textiles, Apparel & Luxury Goods	35,666	—	—	35,666
Trading Companies & Distributors	23,062	—	—	23,062
Short-Term Securities
Money Market Funds	49,400	—	—	49,400

	$2,891,989	$9,974	$—	$2,901,963

See notes to financial statements.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2022	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.0%
Northrop Grumman Corp.	3	$1,411

Air Freight & Logistics — 2.1%
CH Robinson Worldwide, Inc.	39	3,756
Expeditors International of Washington, Inc.	220	19,428
FedEx Corp.	104	15,441
United Parcel Service, Inc., Class B	236	38,124

		76,749

Banks — 1.9%
Citigroup, Inc.	427	17,793
JPMorgan Chase & Co.	113	11,809
Popular, Inc.	517	37,255
Regions Financial Corp.	45	903

		67,760

Biotechnology — 1.7%
Amgen, Inc.	70	15,778
Biogen, Inc.(a)	12	3,204
Gilead Sciences, Inc.	435	26,835
Moderna, Inc.(a)	127	15,018
Vertex Pharmaceuticals, Inc.(a)	4	1,158

		61,993

Building Products — 1.5%
Lennox International, Inc.	136	30,283
Masco Corp.	475	22,178

		52,461

Capital Markets — 10.3%
Ameriprise Financial, Inc.	1	252
Carlyle Group, Inc.	70	1,809
Evercore, Inc., Class A	860	70,735
Franklin Resources, Inc.	679	14,612
Goldman Sachs Group, Inc.	114	33,408
Jefferies Financial Group, Inc.	2,531	74,664
Lazard Ltd., Class A	1,685	53,634
Morgan Stanley	311	24,572
MSCI, Inc., Class A	76	32,056
Raymond James Financial, Inc.	306	30,239
State Street Corp.	126	7,662
Stifel Financial Corp.	128	6,644
Virtu Financial, Inc., Class A	1,091	22,660

		372,947

Chemicals — 0.5%
Chemours Co.	192	4,733
Huntsman Corp.	140	3,435
Scotts Miracle-Gro Co., Class A	236	10,089

		18,257

Commercial Services & Supplies — 0.5%
Republic Services, Inc.	126	17,141

Communications Equipment — 1.3%
Cisco Systems, Inc.	76	3,040
Juniper Networks, Inc.	98	2,560
Motorola Solutions, Inc.	119	26,652
Ubiquiti, Inc.	51	14,972

		47,224

Consumer Finance — 3.2%
Ally Financial, Inc.	1,396	38,851
American Express Co.	44	5,936
Capital One Financial Corp.	176	16,222
OneMain Holdings, Inc.	767	22,642

Security	Shares	Value

Consumer Finance (continued)
SLM Corp.	869	$12,157
Synchrony Financial	649	18,295

		114,103

Containers & Packaging — 1.0%
Amcor PLC	1,216	13,048
Ball Corp.	149	7,200
Silgan Holdings, Inc.	379	15,933

		36,181

Diversified Consumer Services — 0.5%
H&R Block, Inc.	317	13,485
Service Corp. International	68	3,926

		17,411

Diversified Financial Services — 0.8%
Equitable Holdings, Inc.	64	1,686
Voya Financial, Inc.	422	25,531

		27,217

Diversified Telecommunication Services — 2.9%
AT&T Inc.	612	9,388
Lumen Technologies, Inc.	4,257	30,991
Verizon Communications, Inc.	1,727	65,574

		105,953

Electric Utilities — 2.5%
American Electric Power Co., Inc.	4	346
Duke Energy Corp.	91	8,465
Entergy Corp.	139	13,987
Hawaiian Electric Industries, Inc.	644	22,321
IDACORP, Inc.	68	6,733
NRG Energy, Inc.	400	15,308
Pinnacle West Capital Corp.	160	10,322
Xcel Energy, Inc.	171	10,944

		88,426

Electrical Equipment — 0.8%
Acuity Brands, Inc.	3	472
nVent Electric PLC	845	26,711

		27,183

Electronic Equipment, Instruments & Components — 0.4%
Arrow Electronics, Inc.(a)	2	184
Avnet, Inc.	141	5,093
Jabil, Inc.	26	1,501
Vontier Corp.	387	6,467

		13,245

Entertainment — 0.3%
Activision Blizzard, Inc.	6	446
Electronic Arts, Inc.	52	6,017
Playtika Holding Corp.(a)(b)	29	272
Take-Two Interactive Software, Inc.(a)	53	5,777

		12,512

Equity Real Estate Investment Trusts (REITs) — 3.1%
Brixmor Property Group, Inc.	315	5,818
Equity Residential	194	13,041
Healthpeak Properties, Inc.	414	9,489
Public Storage(b)	70	20,497
SBA Communications Corp., Class A	88	25,049
SL Green Realty Corp.	910	36,545

		110,439

Food & Staples Retailing — 4.0%
Albertsons Cos., Inc., Class A	1,482	36,843
BJ’s Wholesale Club Holdings, Inc.(a)	142	10,339

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Kroger Co.	859	$37,581
Walgreens Boots Alliance, Inc.	207	6,500
Walmart, Inc.	412	53,436

		144,699

Food Products — 2.4%
Campbell Soup Co.	46	2,168
Flowers Foods, Inc.	1,673	41,306
General Mills, Inc.	3	230
Hershey Co.	111	24,472
J M Smucker Co.	126	17,314

		85,490

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	168	16,256
DENTSPLY SIRONA, Inc.	44	1,247

		17,503

Health Care Providers & Services — 4.5%
Chemed Corp.	26	11,351
CVS Health Corp.	585	55,791
Enhabit, Inc.(a)	3,827	53,731
HCA Healthcare, Inc.	107	19,666
Henry Schein, Inc.(a)	4	263
McKesson Corp.	35	11,895
Molina Healthcare, Inc.(a)	24	7,916

		160,613

Hotels, Restaurants & Leisure — 1.7%
Domino’s Pizza, Inc.	75	23,265
McDonald’s Corp.	29	6,691
Yum! Brands, Inc.	306	32,540

		62,496

Household Durables — 0.2%
Newell Brands, Inc.	601	8,348

Household Products — 1.1%
Colgate-Palmolive Co.	145	10,186
Kimberly-Clark Corp.	28	3,151
Procter & Gamble Co.	219	27,649

		40,986

Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	461	9,681

Insurance — 6.1%
Aflac, Inc.	285	16,017
Alleghany Corp.(a)	1	839
Allstate Corp.	124	15,442
American Financial Group, Inc.	194	23,848
Aon PLC, Class A	7	1,875
Assurant, Inc.	48	6,973
Assured Guaranty Ltd.	378	18,314
Axis Capital Holdings Ltd.	208	10,223
Brighthouse Financial, Inc.(a)	655	28,440
Cincinnati Financial Corp.	57	5,105
CNA Financial Corp.	225	8,302
Everest Re Group Ltd.	4	1,050
Fidelity National Financial, Inc.	263	9,521
First American Financial Corp.	32	1,475
Hanover Insurance Group, Inc.	28	3,588
Hartford Financial Services Group, Inc.	38	2,354
Loews Corp.	503	25,070
MetLife, Inc.	284	17,262
Old Republic International Corp.	115	2,407
Travelers Cos., Inc.	19	2,911

Security	Shares	Value

Insurance (continued)
Unum Group	97	$3,764
White Mountains Insurance Group Ltd.	12	15,636

		220,416

Interactive Media & Services — 0.4%
Meta Platforms, Inc., Class A(a)	93	12,618

Internet & Direct Marketing Retail — 0.6%
eBay, Inc.	511	18,810
Wayfair, Inc., Class A(a)(b)	129	4,199

		23,009

IT Services — 1.6%
Akamai Technologies, Inc.(a)(b)	4	321
Concentrix Corp.	20	2,233
VeriSign, Inc.(a)	229	39,777
Western Union Co.	1,202	16,227

		58,558

Leisure Products — 0.3%
Hasbro, Inc.	155	10,450

Life Sciences Tools & Services — 1.1%
Danaher Corp.	83	21,438
Thermo Fisher Scientific, Inc.	37	18,766

		40,204

Machinery — 2.7%
AGCO Corp.	58	5,578
Allison Transmission Holdings, Inc.	622	20,999
Dover Corp.	4	466
Esab Corp.	423	14,111
Illinois Tool Works, Inc.	3	542
Otis Worldwide Corp.	886	56,527
Pentair PLC	9	366

		98,589

Media — 0.8%
Altice U.S.A., Inc., Class A(a)(b)	938	5,468
Comcast Corp., Class A	532	15,604
Sirius XM Holdings, Inc.(b)	1,369	7,817

		28,889

Metals & Mining — 1.0%
Alcoa Corp.	145	4,881
Nucor Corp.	62	6,633
Reliance Steel & Aluminum Co.	77	13,429
Steel Dynamics, Inc.	148	10,501

		35,444

Multiline Retail — 1.5%
Kohl’s Corp.	329	8,274
Macy’s, Inc.	1,804	28,269
Target Corp.	128	18,994

		55,537

Multi-Utilities — 2.1%
Ameren Corp.	362	29,159
CMS Energy Corp.	81	4,718
Consolidated Edison, Inc.	201	17,238
NiSource, Inc.	275	6,927
WEC Energy Group, Inc.	207	18,512

		76,554

Oil, Gas & Consumable Fuels — 6.0%
Antero Midstream Corp.	4,778	43,862
APA Corp.	24	821
Chesapeake Energy Corp.	511	48,141
Chevron Corp.	111	15,947

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	156	$15,965
Coterra Energy, Inc.	432	11,284
Devon Energy Corp.	460	27,660
DT Midstream, Inc.	603	31,290
Exxon Mobil Corp.	11	960
Kinder Morgan, Inc.	849	14,127
Marathon Oil Corp.	60	1,355
PDC Energy, Inc.	102	5,895

		217,307

Paper & Forest Products — 1.4%
Louisiana-Pacific Corp.	1,004	51,395

Pharmaceuticals — 8.9%
Bristol-Myers Squibb Co.	586	41,659
Eli Lilly & Co.	49	15,844
Johnson & Johnson	692	113,045
Merck & Co., Inc.	933	80,350
Organon & Co.	128	2,995
Pfizer, Inc.	1,474	64,502
Royalty Pharma PLC, Class A	111	4,460

		322,855

Professional Services — 1.3%
Dun & Bradstreet Holdings, Inc.	990	12,266
FTI Consulting, Inc.(a)	147	24,359
ManpowerGroup, Inc.	16	1,035
Robert Half International, Inc.	139	10,634

		48,294

Road & Rail — 0.9%
Avis Budget Group, Inc.(a)	47	6,978
Schneider National, Inc., Class B	1,195	24,258

		31,236

Semiconductors & Semiconductor Equipment — 1.6%
Cirrus Logic, Inc.(a)	141	9,701
Intel Corp.	61	1,572
Qorvo, Inc.(a)	66	5,241
Teradyne, Inc.(b)	8	601
Texas Instruments, Inc.	273	42,255

		59,370

Software — 2.6%
Citrix Systems, Inc.(a)	205	21,299
Dropbox, Inc., Class A(a)	403	8,350
Manhattan Associates, Inc.(a)	171	22,748
NortonLifeLock, Inc.	390	7,855
Nutanix, Inc., Class A(a)	466	9,707
Oracle Corp.	190	11,603
Teradata Corp.(a)	375	11,648

		93,210

Specialty Retail — 3.5%
AutoNation, Inc.(a)	113	11,511

Security	Shares	Value

Specialty Retail (continued)
AutoZone, Inc.(a)	2	$4,284
Bath & Body Works, Inc.	287	9,356
Best Buy Co., Inc.	209	13,238
Dick’s Sporting Goods, Inc.	143	14,964
Home Depot, Inc.	84	23,179
Leslie’s, Inc.(a)	639	9,400
Lowe’s Cos., Inc.	47	8,827
Victoria’s Secret & Co.(a)	441	12,842
Williams-Sonoma, Inc.	166	19,563

		127,164

Technology Hardware, Storage & Peripherals — 2.6%
Dell Technologies, Inc., Class C	42	1,435
Hewlett Packard Enterprise Co.	4,925	59,001
HP, Inc.	1,302	32,446

		92,882

Textiles, Apparel & Luxury Goods — 1.1%
Carter’s, Inc.	3	196
Columbia Sportswear Co.	242	16,287
Deckers Outdoor Corp.(a)	74	23,133

		39,616

Tobacco — 1.8%
Altria Group, Inc.	509	20,554
Philip Morris International, Inc.	534	44,327

		64,881

Trading Companies & Distributors — 0.4%
Watsco, Inc.	52	13,388

Total Long-Term Investments — 100.3% (Cost: $4,439,209)		3,620,295

Short-Term Securities(c)(d)(e)

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%	39,517	39,529

Total Short-Term Securities — 1.1% (Cost: $39,522)		39,529

Total Investments — 101.4% (Cost: $4,478,731)		3,659,824

Liabilities in Excess of Other Assets — (1.4)%		(50,502)

Net Assets — 100.0%		$ 3,609,322

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Factors US Value Style ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$105,560	$—	$(66,077)	(a)	$56	$(10)	$39,529	39,517	$312	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares(c)	10,000	—	(10,000)	(a)	—	—	—	—	28		—

					$56	$(10)	$39,529		$340		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held by the Fund.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$1,411	$—	$—	$1,411
Air Freight & Logistics	76,749	—	—	76,749
Banks	67,760	—	—	67,760
Biotechnology	61,993	—	—	61,993
Building Products	52,461	—	—	52,461
Capital Markets	372,947	—	—	372,947
Chemicals	18,257	—	—	18,257
Commercial Services & Supplies	17,141	—	—	17,141
Communications Equipment	47,224	—	—	47,224
Consumer Finance	114,103	—	—	114,103
Containers & Packaging	36,181	—	—	36,181
Diversified Consumer Services	17,411	—	—	17,411
Diversified Financial Services	27,217	—	—	27,217
Diversified Telecommunication Services	105,953	—	—	105,953
Electric Utilities	88,426	—	—	88,426
Electrical Equipment	27,183	—	—	27,183
Electronic Equipment, Instruments & Components	13,245	—	—	13,245
Entertainment	12,512	—	—	12,512
Equity Real Estate Investment Trusts (REITs)	110,439	—	—	110,439
Food & Staples Retailing	144,699	—	—	144,699
Food Products	85,490	—	—	85,490
Health Care Equipment & Supplies	17,503	—	—	17,503
Health Care Providers & Services	160,613	—	—	160,613
Hotels, Restaurants & Leisure	62,496	—	—	62,496
Household Durables	8,348	—	—	8,348
Household Products	40,986	—	—	40,986
Independent Power and Renewable Electricity Producers	9,681	—	—	9,681
Insurance	220,416	—	—	220,416
Interactive Media & Services	12,618	—	—	12,618
Internet & Direct Marketing Retail	23,009	—	—	23,009
IT Services	58,558	—	—	58,558

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® Factors US Value Style ETF

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Leisure Products	$10,450	$—	$—	$10,450
Life Sciences Tools & Services	40,204	—	—	40,204
Machinery	98,589	—	—	98,589
Media	28,889	—	—	28,889
Metals & Mining	35,444	—	—	35,444
Multiline Retail	55,537	—	—	55,537
Multi-Utilities	76,554	—	—	76,554
Oil, Gas & Consumable Fuels	217,307	—	—	217,307
Paper & Forest Products	51,395	—	—	51,395
Pharmaceuticals	322,855	—	—	322,855
Professional Services	48,294	—	—	48,294
Road & Rail	31,236	—	—	31,236
Semiconductors & Semiconductor Equipment	59,370	—	—	59,370
Software	71,911	21,299	—	93,210
Specialty Retail	127,164	—	—	127,164
Technology Hardware, Storage & Peripherals	92,882	—	—	92,882
Textiles, Apparel & Luxury Goods	39,616	—	—	39,616
Tobacco	64,881	—	—	64,881
Trading Companies & Distributors	13,388	—	—	13,388
Short-Term Securities
Money Market Funds	39,529	—	—	39,529

	$3,638,525	$21,299	$—	$3,659,824

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	15

Statements of Assets and Liabilities (unaudited)

September 30, 2022

	iShares Factors US Growth Style ETF	iShares Factors US Value Style ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$2,852,563	$3,620,295
Investments, at value — affiliated(c)	49,400	39,529
Cash	84	49,399
Receivables:
Investments sold	1,605	—
Securities lending income — affiliated	5	7,910
Dividends — unaffiliated	1,245	5,713
Dividends — affiliated	7	13

Total assets	2,904,909	3,722,859

LIABILITIES
Collateral on securities loaned	45,650	39,583
Payables:
Investments purchased	9,973	27,822
Income dividend distributions	—	45,325
Investment advisory fees	631	807

Total liabilities	56,254	113,537

NET ASSETS	$2,848,655	$3,609,322

NET ASSETS CONSIST OF:
Paid-in capital	$4,708,807	$5,003,198
Accumulated loss	(1,860,152)	(1,393,876)

NET ASSETS	$2,848,655	$3,609,322

NET ASSET VALUE
Shares outstanding	100,000	150,000

Net asset value	$28.49	$24.06

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$3,452,178	$4,439,209
(b) Securities loaned, at value	$43,981	$38,450
(c) Investments, at cost — affiliated	$49,400	$39,522

See notes to financial statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended September 30, 2022

	iShares Factors US Growth Style ETF	iShares Factors US Value Style ETF

INVESTMENT INCOME
Dividends — unaffiliated	$24,301	$88,362
Dividends — affiliated	16	28
Securities lending income — affiliated — net	73	312
Foreign taxes withheld	—	(76)

Total investment income	24,390	88,626

EXPENSES
Investment advisory	4,778	7,788

Total expenses	4,778	7,788

Net investment income	19,612	80,838

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(240,564)	(511,146)
Investments — affiliated	3	56
In-kind redemptions — unaffiliated(a)	(332,876)	307,154

	(573,437)	(203,936)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(394,739)	(576,945)
Investments — affiliated	(1)	(10)

	(394,740)	(576,955)

Net realized and unrealized loss	(968,177)	(780,891)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(948,565)	$(700,053)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Changes in Net Assets

	iShares Factors US Growth Style ETF		iShares Factors US Value Style ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$19,612	$36,997	$80,838	$175,589
Net realized gain (loss)	(573,437)	1,652,570	(203,936)	2,079,050
Net change in unrealized appreciation (depreciation)	(394,740)	(1,206,725)	(576,955)	(1,743,608)

Net increase (decrease) in net assets resulting from operations	(948,565)	482,842	(700,053)	511,031

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(19,169)	(43,421)	(78,215)	(173,963)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,642,579)	167,748	(2,875,405)	62,505

NET ASSETS
Total increase (decrease) in net assets	(2,610,313)	607,169	(3,653,673)	399,573
Beginning of period	5,458,968	4,851,799	7,262,995	6,863,422

End of period	$2,848,655	$5,458,968	$3,609,322	$7,262,995

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Factors US Growth Style ETF

	Six Months Ended 09/30/22 (unaudited)		Year Ended 03/31/22	Year Ended 03/31/21	Period from 01/14/20 to 03/31/20	(a)

Net asset value, beginning of period	$36.39		$32.35	$20.27	$24.96

Net investment income(b)	0.17		0.24	0.25	0.06
Net realized and unrealized gain (loss)(c)	(7.79)		4.06	12.08	(4.69)

Net increase (decrease) from investment operations	(7.62)		4.30	12.33	(4.63)

Distributions(d)
From net investment income	(0.28)		(0.26)	(0.25)	(0.06)
Return of capital	—		—	—	(0.00	)(e)

Total distributions	(0.28)		(0.26)	(0.25)	(0.06)

Net asset value, end of period	$28.49		$36.39	$32.35	$20.27

Total Return(f)

Based on net asset value	(21.00	)%(g)	13.28%	61.00%	(18.54	)%(g)

Ratios to Average Net Assets(h)

Total expenses	0.25	%(i)	0.25%	0.25%	0.25	%(i)

Net investment income	1.03	%(i)	0.66%	0.88%	1.20	%(i)

Supplemental Data
Net assets, end of period (000)	$2,849		$5,459	$4,852	$4,054

Portfolio turnover rate(j)	38%		111%	103%	13%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights

(For a share outstanding throughout each period)

	iShares Factors US Value Style ETF

	Six Months Ended 09/30/22 (unaudited	)	Year Ended 03/31/22	Year Ended 03/31/21	Period from 01/14/20 to 03/31/20	(a)

Net asset value, beginning of period	$29.05		$27.45	$17.46	$25.09

Net investment income(b)	0.36		0.69	0.51	0.15
Net realized and unrealized gain (loss)(c)	(4.92)		1.58	10.06	(7.65)

Net increase (decrease) from investment operations	(4.56)		2.27	10.57	(7.50)

Distributions from net investment income(d)	(0.43)		(0.67)	(0.58)	(0.13)

Net asset value, end of period	$24.06		$29.05	$27.45	$17.46

Total Return(e)
Based on net asset value	(15.74	)%(f)	8.28%	61.25%	(29.87	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.25	%(h)	0.25%	0.25%	0.25	%(h)

Net investment income	2.60	%(h)	2.37%	2.29%	3.09	%(h)

Supplemental Data
Net assets, end of period (000)	$3,609		$7,263	$6,863	$3,492

Portfolio turnover rate(i)	61%		104%	148%	16%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Factors US Growth Style	Non-Diversified
Factors US Value Style	Non-Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdiction in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Factors US Growth Style
Citigroup Global Markets, Inc.	$13,931	$(13,931)	$—		$—
Jefferies LLC	30,050	(30,050)	—		—

	$43,981	$(43,981)	$—		$—

Factors US Value Style
Barclays Bank PLC	$4,069	$(4,069)	$—		$—
Citigroup Global Markets, Inc.	20,445	(20,445)	—		—
J.P. Morgan Securities LLC	896	(896)	—		—
Jefferies LLC	920	(920)	—		—
Morgan Stanley	11,857	(11,857)	—		—
Nomura Securities International, Inc.	263	(263)	—		—

	$38,450	$(38,450)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Factors US Growth Style	0.25%

Factors US Value Style	0.25

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.

Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Factors US Growth Style	$24

Factors US Value Style	84

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Factors US Value Style	$404,431	$528,396	$(69,675)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends–affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Factors US Growth Style	$1,476,426	$1,506,726

Factors US Value Style	3,714,678	3,693,804

For the six months ended September 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Factors US Growth Style	$6,585,576	$8,183,597

Factors US Value Style	1,437,530	4,300,029

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Factors US Growth Style	$4,047,884	$6,125	$(1,152,046)	$(1,145,921)

Factors US Value Style	4,712,094	34,833	(1,087,103)	(1,052,270)

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 09/30/22		Year Ended 03/31/22

iShares ETF	Shares	Amount	Shares	Amount

Factors US Growth Style

Shares sold	200,000	$6,596,262	450,000	$16,814,770
Shares redeemed	(250,000)	(8,238,841)	(450,000)	(16,647,022)

	(50,000)	$(1,642,579)	—	$167,748

Factors US Value Style

Shares sold	50,000	$1,458,535	450,000	$13,270,839
Shares redeemed	(150,000)	(4,333,940)	(450,000)	(13,208,334)

	(100,000)	$(2,875,405)	—	$62,505

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Factors US Growth Style ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the

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Board Review and Approval of Investment Advisory Contract (continued)

revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund ad thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Factors US Value Style ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may

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Board Review and Approval of Investment Advisory Contract (continued)

impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	31

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

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Want to know more?

iShares.com  |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-314-0922

SEPTEMBER 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

• iShares ESG Screened S&P 500 ETF | XVV | Cboe BZX

• iShares ESG Screened S&P Mid-Cap ETF | XJH | Cboe BZX

• iShares ESG Screened S&P Small-Cap ETF | XJR | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(20.20)%	(15.47)%

U.S. small cap equities (Russell 2000® Index)	(19.01)	(23.50)

International equities (MSCI Europe, Australasia, Far East Index)	(22.51)	(25.13)

Emerging market equities (MSCI Emerging Markets Index)	(21.70)	(28.11)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.58	0.63

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.81)	(16.20)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.22)	(14.60)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(6.30)	(11.50)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(10.42)	(14.15)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2022	iShares® ESG Screened S&P 500 ETF

Investment Objective

The iShares ESG Screened S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities while applying screens for company involvement in controversies and controversial business activities, as represented by the S&P 500 Substainability Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(21.39)%	(17.71)%	4.10%	(17.71)%	8.48%
Fund Market	(21.39)	(17.88)	4.14	(17.88)	8.55
Index	(21.37)	(17.67)	4.20	(17.67)	8.67

The inception date of the Fund was September 22, 2020. The first day of secondary market trading was September 24, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 786.10	$ 0.36		$ 1,000.00	$ 1,024.67	$ 0.41		0.08%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	29.5%
Health Care	15.3
Consumer Discretionary	13.1
Financials	11.8
Communication Services	9.0
Consumer Staples	6.3
Industrials	6.2
Real Estate	3.1
Materials	2.7
Utilities	1.8
Energy	1.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple, Inc.	7.8%
Microsoft Corp.	6.5
Amazon.com, Inc.	3.7
Tesla, Inc.	2.6
Alphabet, Inc., Class A	2.1
Alphabet, Inc., Class C	1.9
Berkshire Hathaway, Inc., Class B	1.8
UnitedHealth Group, Inc.	1.8
Meta Platforms, Inc., Class A	1.2
JPMorgan Chase & Co.	1.1

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2022	iShares® ESG Screened S&P Mid-Cap ETF

Investment Objective

The iShares ESG Screened S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities while applying screens for company involvement in controversies and controversial business activities, as represented by the S&P MidCap 400 Sustainability Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(17.96)%	(16.48)%	9.85%	(16.48)%	20.95%
Fund Market	(18.10)	(16.62)	9.85	(16.62)	20.95
Index	(17.96)	(16.43)	10.02	(16.43)	21.30

The inception date of the Fund was September 22, 2020. The first day of secondary market trading was September 24, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 820.40	$ 0.55		$ 1,000.00	$ 1,024.47	$ 0.61		0.12%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	20.2%
Financials	16.6
Consumer Discretionary	13.8
Information Technology	13.2
Health Care	11.1
Real Estate	8.5
Materials	6.7
Consumer Staples	3.6
Energy	2.3
Utilities	2.3
Communication Services	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Carlisle Cos., Inc.	0.8%
Targa Resources Corp.	0.8
First Solar, Inc.	0.8
Wolfspeed, Inc.	0.7
Steel Dynamics, Inc.	0.7
First Horizon Corp.	0.7
Hubbell, Inc.	0.7
Alleghany Corp.	0.7
RPM International, Inc.	0.6
Darling Ingredients, Inc.	0.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2022	iShares® ESG Screened S&P Small-Cap ETF

Investment Objective

The iShares ESG Screened S&PSmall-Cap ETF (the “Fund”) seeks to track the investment results if an index composed of small-capitalization U.S. equities while applying screens for company involvement in controversies and controversial business activities, as represented by the S&P SmallCap 600 Sustainability Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(18.63)%	(19.38)%	12.00%	(19.38)%	25.79%
Fund Market	(18.50)	(19.21)	12.09	(19.21)	25.99
Index	(18.62)	(19.22)	12.50	(19.22)	26.90

The inception date of the Fund was September 22, 2020. The first day of secondary market trading was September 24, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 813.70	$ 0.54		$ 1,000.00	$ 1,024.47	$ 0.61		0.12%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	17.5%
Industrials	16.7
Information Technology	13.8
Health Care	13.5
Consumer Discretionary	12.6
Real Estate	8.0
Materials	5.5
Consumer Staples	5.0
Energy	3.0
Communication Services	2.3
Utilities	2.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Livent Corp.	0.8%
Agree Realty REIT Corp.	0.7
Lantheus Holdings, Inc.	0.7
AMN Healthcare, Inc.	0.6
Cytokinetics, Inc.	0.6
Rogers Corp.	0.6
Exponent, Inc.	0.6
SPS Commerce, Inc.	0.6
UFP Industries, Inc.	0.6
Ensign Group, Inc.	0.6

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About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

Schedule of Investments (unaudited) September 30, 2022	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Howmet Aerospace, Inc.	2,767	$85,583
TransDigm Group, Inc.	384	201,531

		287,114

Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	929	89,472
Expeditors International of Washington, Inc.	1,226	108,268
FedEx Corp.	1,778	263,980
United Parcel Service, Inc., Class B	5,463	882,493

		1,344,213

Airlines — 0.2%
Alaska Air Group, Inc.(a)	922	36,096
American Airlines Group, Inc.(a)	4,847	58,358
Delta Air Lines, Inc.(a)	4,807	134,884
Southwest Airlines Co.(a)	4,439	136,899
United Airlines Holdings, Inc.(a)	2,420	78,723

		444,960

Auto Components — 0.1%
Aptiv PLC(a)	2,029	158,688
BorgWarner, Inc.	1,747	54,856

		213,544

Automobiles — 3.0%
Ford Motor Co.	29,477	330,142
General Motors Co.	10,884	349,268
Tesla, Inc.(a)	19,880	5,273,170

		5,952,580

Banks — 3.6%
Bank of America Corp.	52,178	1,575,776
Citigroup, Inc.	14,455	602,340
Citizens Financial Group, Inc.	3,662	125,826
Comerica, Inc.	991	70,460
Fifth Third Bancorp	5,136	164,147
First Republic Bank	1,369	178,723
Huntington Bancshares, Inc.	10,698	141,000
JPMorgan Chase & Co.	21,889	2,287,400
KeyCorp.	6,992	112,012
M&T Bank Corp.	1,316	232,037
PNC Financial Services Group, Inc.	3,060	457,225
Regions Financial Corp.	7,022	140,932
Signature Bank	465	70,215
SVB Financial Group(a)	439	147,407
Truist Financial Corp.	9,894	430,785
US Bancorp	10,090	406,829
Zions Bancorp NA	1,112	56,556

		7,199,670

Beverages — 2.1%
Brown-Forman Corp., Class B	1,367	91,001
Coca-Cola Co.	29,051	1,627,437
Constellation Brands, Inc., Class A	1,185	272,171
Keurig Dr Pepper, Inc.	6,368	228,102
Molson Coors Beverage Co., Class B	1,391	66,754
Monster Beverage Corp.(a)	2,883	250,706
PepsiCo, Inc.	10,301	1,681,741

		4,217,912

Biotechnology — 2.5%
AbbVie, Inc.	13,197	1,771,169
Amgen, Inc.	3,993	900,022
Biogen, Inc.(a)	1,088	290,496
Gilead Sciences, Inc.	9,355	577,110

Security	Shares	Value

Biotechnology (continued)
Incyte Corp.(a)	1,378	$91,830
Moderna, Inc.(a)	2,522	298,227
Regeneron Pharmaceuticals, Inc.(a)	799	550,407
Vertex Pharmaceuticals, Inc.(a)	1,914	554,180

		5,033,441

Building Products — 0.5%
A O Smith Corp.	951	46,200
Allegion PLC	659	59,099
Carrier Global Corp.	6,308	224,312
Fortune Brands Home & Security, Inc.	964	51,757
Johnson Controls International PLC	5,121	252,056
Masco Corp.	1,690	78,906
Trane Technologies PLC	1,730	250,521

		962,851

Capital Markets — 3.3%
Ameriprise Financial, Inc.	811	204,332
Bank of New York Mellon Corp.	5,512	212,322
BlackRock, Inc.(b)	1,126	619,615
Cboe Global Markets, Inc.	785	92,136
Charles Schwab Corp.	11,397	819,102
CME Group, Inc.	2,688	476,125
FactSet Research Systems, Inc.	284	113,631
Franklin Resources, Inc.	2,124	45,709
Goldman Sachs Group, Inc.	2,548	746,691
Intercontinental Exchange, Inc.	4,165	376,308
Invesco Ltd.	3,409	46,703
MarketAxess Holdings, Inc.	276	61,407
Moody’s Corp.	1,174	285,411
Morgan Stanley	9,995	789,705
MSCI, Inc., Class A	600	253,074
Nasdaq, Inc.	2,540	143,967
Northern Trust Corp.	1,560	133,474
Raymond James Financial, Inc.	1,452	143,487
S&P Global, Inc.	2,543	776,505
State Street Corp.	2,741	166,680
T Rowe Price Group, Inc.	1,680	176,417

		6,682,801

Chemicals — 1.9%
Air Products and Chemicals, Inc.	1,655	385,168
Albemarle Corp.	870	230,063
Celanese Corp.	747	67,484
CF Industries Holdings, Inc.	1,493	143,701
Corteva, Inc.	5,364	306,552
Dow, Inc.	5,383	236,475
Eastman Chemical Co.	920	65,366
Ecolab, Inc.	1,850	267,177
FMC Corp.	948	100,204
International Flavors & Fragrances, Inc.	1,900	172,577
Linde PLC	3,720	1,002,875
LyondellBasell Industries NV, Class A	1,903	143,258
Mosaic Co.	2,588	125,078
PPG Industries, Inc.	1,754	194,150
Sherwin-Williams Co.	1,757	359,746

		3,799,874

Commercial Services & Supplies — 0.6%
Cintas Corp.	639	248,054
Copart, Inc.(a)	1,598	170,027
Republic Services, Inc.	1,539	209,366

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Rollins, Inc.	1,681	$58,297
Waste Management, Inc.	2,806	449,549

		1,135,293

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	1,847	208,508
Cisco Systems, Inc.	30,908	1,236,320
F5, Inc.(a)	437	63,247
Juniper Networks, Inc.	2,419	63,184
Motorola Solutions, Inc.	1,250	279,963

		1,851,222

Construction & Engineering — 0.1%
Quanta Services, Inc.	1,060	135,033

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	468	150,738
Vulcan Materials Co.	997	157,237

		307,975

Consumer Finance — 0.6%
American Express Co.	4,477	603,992
Capital One Financial Corp.	2,855	263,146
Discover Financial Services	2,047	186,113
Synchrony Financial	3,611	101,794

		1,155,045

Containers & Packaging — 0.3%
Amcor PLC	11,269	120,916
Avery Dennison Corp.	601	97,783
Ball Corp.	2,356	113,842
International Paper Co.	2,709	85,875
Packaging Corp. of America	692	77,705
Sealed Air Corp.	1,089	48,471
Westrock Co.	1,882	58,135

		602,727

Distributors — 0.2%
Genuine Parts Co.	1,050	156,786
LKQ Corp.	1,942	91,565
Pool Corp.	296	94,190

		342,541

Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B(a)	13,471	3,597,026

Diversified Telecommunication Services — 1.0%
AT&T Inc.	53,188	815,904
Lumen Technologies, Inc.	7,006	51,004
Verizon Communications, Inc.	31,346	1,190,207

		2,057,115

Electric Utilities — 1.2%
Constellation Energy Corp.	2,430	202,152
Edison International	2,846	161,027
Entergy Corp.	1,518	152,756
Eversource Energy	2,574	200,669
Exelon Corp.	7,433	278,440
FirstEnergy Corp.	4,069	150,553
NextEra Energy, Inc.	14,665	1,149,882
NRG Energy, Inc.	1,762	67,432

		2,362,911

Electrical Equipment — 0.6%
AMETEK, Inc.	1,711	194,044
Eaton Corp. PLC	2,986	398,213
Emerson Electric Co.	4,408	322,754

Security	Shares	Value

Electrical Equipment (continued)
Generac Holdings, Inc.(a)	476	$84,795
Rockwell Automation, Inc.	859	184,779

		1,184,585

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	4,429	296,566
CDW Corp.	1,003	156,548
Corning, Inc.	5,674	164,659
Keysight Technologies, Inc.(a)	1,343	211,335
TE Connectivity Ltd.	2,397	264,533
Trimble, Inc.(a)	1,842	99,965
Zebra Technologies Corp., Class A(a)	388	101,660

		1,295,266

Energy Equipment & Services — 0.3%
Baker Hughes Co.	7,583	158,940
Halliburton Co.	6,776	166,825
Schlumberger NV	10,549	378,709

		704,474

Entertainment — 1.5%
Activision Blizzard, Inc.	5,308	394,597
Electronic Arts, Inc.	1,980	229,106
Live Nation Entertainment, Inc.(a)	1,065	80,983
Netflix, Inc.(a)	3,317	780,954
Take-Two Interactive Software, Inc.(a)	1,177	128,293
Walt Disney Co.(a)	13,607	1,283,548
Warner Bros Discovery, Inc.(a)	16,539	190,198

		3,087,679

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	1,107	155,190
American Tower Corp.	3,475	746,083
AvalonBay Communities, Inc.	1,042	191,926
Boston Properties, Inc.	1,064	79,768
Camden Property Trust	794	94,843
Crown Castle, Inc.	3,234	467,475
Digital Realty Trust, Inc.	2,154	213,634
Duke Realty Corp.	2,869	138,286
Equinix, Inc.	681	387,380
Equity Residential	2,524	169,663
Essex Property Trust, Inc.	489	118,450
Extra Space Storage, Inc.	1,002	173,055
Federal Realty Investment Trust	537	48,394
Healthpeak Properties, Inc.	4,048	92,780
Host Hotels & Resorts, Inc.	5,278	83,815
Iron Mountain, Inc.	2,149	94,492
Kimco Realty Corp.	4,653	85,662
Mid-America Apartment Communities, Inc.	862	133,670
Prologis, Inc.	5,525	561,340
Public Storage	1,176	344,345
Realty Income Corp.	4,629	269,408
Regency Centers Corp.	1,163	62,628
SBA Communications Corp., Class A	801	228,005
Simon Property Group, Inc.	2,443	219,259
UDR, Inc.	2,289	95,474
Ventas, Inc.	2,994	120,269
VICI Properties, Inc.	7,218	215,457
Vornado Realty Trust	1,201	27,815
Welltower, Inc.	3,442	221,389
Weyerhaeuser Co.	5,526	157,823

		5,997,778

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	3,306	1,561,325

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Kroger Co.	4,851	$212,231
Sysco Corp.	3,802	268,839
Walgreens Boots Alliance, Inc.	5,360	168,304

		2,210,699

Food Products — 1.3%
Archer-Daniels-Midland Co.	4,175	335,879
Campbell Soup Co.	1,517	71,481
Conagra Brands, Inc.	3,583	116,913
General Mills, Inc.	4,439	340,072
Hershey Co.	1,101	242,737
Hormel Foods Corp.	2,121	96,378
J M Smucker Co.	799	109,791
Kellogg Co.	1,908	132,911
Kraft Heinz Co.	5,970	199,100
Lamb Weston Holdings, Inc.	1,075	83,184
McCormick & Co., Inc., NVS	1,867	133,061
Mondelez International, Inc., Class A	10,230	560,911
Tyson Foods, Inc., Class A	2,153	141,947

		2,564,365

Gas Utilities — 0.0%
Atmos Energy Corp.	1,038	105,720

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	13,071	1,264,750
ABIOMED, Inc.(a)	343	84,261
Align Technology, Inc.(a)	546	113,082
Baxter International, Inc.	3,764	202,729
Becton Dickinson and Co.	2,129	474,405
Boston Scientific Corp.(a)	10,671	413,288
Cooper Cos., Inc.	367	96,851
DENTSPLY SIRONA, Inc.(c)	1,597	45,275
Dexcom, Inc.(a)	2,931	236,063
Edwards Lifesciences Corp.(a)	4,627	382,329
Hologic, Inc.(a)	1,850	119,362
IDEXX Laboratories, Inc.(a)	620	201,996
Intuitive Surgical, Inc.(a)	2,665	499,528
Medtronic PLC	9,917	800,798
ResMed, Inc.	1,094	238,820
STERIS PLC	746	124,045
Stryker Corp.	2,513	508,983
Teleflex, Inc.	351	70,712
Zimmer Biomet Holdings, Inc.	1,569	164,039

		6,041,316

Health Care Providers & Services — 4.1%
AmerisourceBergen Corp.	1,165	157,660
Cardinal Health, Inc.	2,035	135,694
Centene Corp.(a)	4,257	331,237
Cigna Corp.	2,278	632,077
CVS Health Corp.	9,799	934,531
DaVita, Inc.(a)	417	34,515
Elevance Health, Inc.	1,792	813,998
HCA Healthcare, Inc.	1,613	296,453
Henry Schein, Inc.(a)	1,008	66,296
Humana, Inc.	943	457,534
Laboratory Corp. of America Holdings	678	138,861
McKesson Corp.	1,070	363,661
Molina Healthcare, Inc.(a)	431	142,161
Quest Diagnostics, Inc.	870	106,740
UnitedHealth Group, Inc.	6,982	3,526,189
Universal Health Services, Inc., Class B	500	44,090

		8,181,697

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.(a)	296	$486,390
Caesars Entertainment, Inc.(a)	1,600	51,616
Carnival Corp.(a)	7,294	51,277
Chipotle Mexican Grill, Inc.(a)	208	312,574
Darden Restaurants, Inc.	919	116,088
Domino’s Pizza, Inc.	269	83,444
Expedia Group, Inc.(a)	1,134	106,244
Hilton Worldwide Holdings, Inc.	2,038	245,824
Las Vegas Sands Corp.(a)	2,463	92,412
Marriott International, Inc., Class A	2,068	289,809
McDonald’s Corp.	5,491	1,266,993
MGM Resorts International	2,445	72,665
Norwegian Cruise Line Holdings Ltd.(a)(c)	3,112	35,352
Royal Caribbean Cruises Ltd.(a)	1,632	61,853
Starbucks Corp.	8,564	721,603
Wynn Resorts Ltd.(a)	774	48,785
Yum! Brands, Inc.	2,128	226,292

		4,269,221

Household Durables — 0.3%
DR Horton, Inc.	2,369	159,552
Garmin Ltd.	1,141	91,634
Lennar Corp., Class A	1,911	142,465
Mohawk Industries, Inc.(a)	385	35,108
Newell Brands, Inc.	2,762	38,364
NVR, Inc.(a)	23	91,703
PulteGroup, Inc.	1,720	64,500
Whirlpool Corp.	405	54,598

		677,924

Household Products — 1.6%
Church & Dwight Co., Inc.	1,803	128,806
Clorox Co.	915	117,477
Colgate-Palmolive Co.	6,226	437,376
Kimberly-Clark Corp.	2,516	283,151
Procter & Gamble Co.	17,835	2,251,669

		3,218,479

Industrial Conglomerates — 0.2%
General Electric Co.	8,185	506,733

Insurance — 2.5%
Aflac, Inc.	4,310	242,222
Allstate Corp.	2,009	250,181
American International Group, Inc.	5,700	270,636
Aon PLC, Class A	1,574	421,627
Arthur J. Gallagher & Co.	1,567	268,302
Assurant, Inc.	389	56,510
Brown & Brown, Inc.	1,754	106,082
Chubb Ltd.	3,117	566,920
Cincinnati Financial Corp.	1,193	106,857
Everest Re Group Ltd.	296	77,682
Globe Life, Inc.	678	67,597
Hartford Financial Services Group, Inc.	2,420	149,895
Lincoln National Corp.	1,161	50,979
Loews Corp.	1,461	72,816
Marsh & McLennan Cos., Inc.	3,725	556,105
MetLife, Inc.	5,022	305,237
Principal Financial Group, Inc.	1,727	124,603
Progressive Corp.	4,366	507,373
Prudential Financial, Inc.	2,765	237,182
Travelers Cos., Inc.	1,765	270,398

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
W R Berkley Corp.	1,523	$98,355
Willis Towers Watson PLC	823	165,374

		4,972,933

Interactive Media & Services — 5.3%
Alphabet, Inc., Class A(a)	44,754	4,280,720
Alphabet, Inc., Class C, NVS(a)	40,020	3,847,923
Match Group, Inc.(a)	2,131	101,755
Meta Platforms, Inc., Class A(a)	17,023	2,309,681
Twitter, Inc.(a)	5,039	220,910

		10,760,989

Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.(a)	66,154	7,475,402
eBay, Inc.	4,118	151,584
Etsy, Inc.(a)	954	95,524

		7,722,510

IT Services — 4.9%
Accenture PLC, Class A	4,721	1,214,713
Akamai Technologies, Inc.(a)	1,197	96,143
Automatic Data Processing, Inc.	3,101	701,415
Broadridge Financial Solutions, Inc.	876	126,425
Cognizant Technology Solutions Corp., Class A	3,864	221,948
DXC Technology Co.(a)	1,723	42,179
EPAM Systems, Inc.(a)	426	154,293
Fidelity National Information Services, Inc.	4,538	342,937
Fiserv, Inc.(a)	4,772	446,516
FleetCor Technologies, Inc.(a)	562	99,008
Gartner, Inc.(a)	593	164,077
Global Payments, Inc.	2,077	224,420
International Business Machines Corp.	6,741	800,898
Jack Henry & Associates, Inc.	538	98,061
Mastercard, Inc., Class A	6,368	1,810,677
Paychex, Inc.	2,395	268,743
PayPal Holdings, Inc.(a)	8,632	742,956
VeriSign, Inc.(a)	700	121,590
Visa, Inc., Class A	12,204	2,168,041

		9,845,040

Leisure Products — 0.0%
Hasbro, Inc.	956	64,454

Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	2,230	271,056
Bio-Rad Laboratories, Inc., Class A(a)	160	66,742
Bio-Techne Corp.	295	83,780
Charles River Laboratories International, Inc.(a)	381	74,981
Danaher Corp.	4,887	1,262,263
Illumina, Inc.(a)	1,169	223,034
IQVIA Holdings, Inc.(a)	1,386	251,060
Mettler-Toledo International, Inc.(a)	167	181,048
PerkinElmer, Inc.	951	114,434
Thermo Fisher Scientific, Inc.	2,924	1,483,024
Waters Corp.(a)	450	121,289
West Pharmaceutical Services, Inc.	552	135,836

		4,268,547

Machinery — 1.8%
Caterpillar, Inc.	3,940	646,475
Cummins, Inc.	1,047	213,075
Deere & Co.	2,076	693,156
Dover Corp.	1,073	125,090
Fortive Corp.	2,669	155,603
IDEX Corp.	560	111,916
Illinois Tool Works, Inc.	2,100	379,365

Security	Shares	Value

Machinery (continued)
Ingersoll Rand, Inc.	2,995	$129,564
Nordson Corp.	409	86,819
Otis Worldwide Corp.	3,123	199,247
PACCAR, Inc.	2,594	217,092
Parker-Hannifin Corp.	958	232,133
Pentair PLC	1,231	50,016
Snap-on, Inc.	395	79,533
Stanley Black & Decker, Inc.	1,102	82,881
Westinghouse Air Brake Technologies Corp.	1,363	110,880
Xylem, Inc.	1,334	116,538

		3,629,383

Media — 0.8%
Charter Communications, Inc., Class A(a)	824	249,960
Comcast Corp., Class A	32,870	964,077
DISH Network Corp., Class A(a)	1,843	25,489
Fox Corp., Class A, NVS	2,292	70,319
Fox Corp., Class B	1,087	30,979
Interpublic Group of Cos., Inc.	2,910	74,496
News Corp., Class A, NVS	2,908	43,940
News Corp., Class B	924	14,248
Omnicom Group, Inc.	1,532	96,654
Paramount Global, Class B, NVS	3,785	72,066

		1,642,228

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	10,643	290,873
Newmont Corp.	5,942	249,742
Nucor Corp.	1,962	209,915

		750,530

Multiline Retail — 0.6%
Dollar General Corp.	1,692	405,843
Dollar Tree, Inc.(a)	1,582	215,310
Target Corp.	3,466	514,320

		1,135,473

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	4,676	131,770
Consolidated Edison, Inc.	2,639	226,320
Public Service Enterprise Group, Inc.	3,713	208,782
Sempra Energy	2,347	351,909

		918,781

Oil, Gas & Consumable Fuels — 0.8%
Kinder Morgan, Inc.	14,738	245,240
Marathon Petroleum Corp.	3,715	369,011
ONEOK, Inc.	3,319	170,066
Phillips 66	3,591	289,865
Valero Energy Corp.	2,953	315,528
Williams Cos., Inc.	9,116	260,991

		1,650,701

Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	1,733	374,155

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	15,937	1,132,961
Catalent, Inc.(a)	1,339	96,890
Eli Lilly & Co.	5,886	1,903,238
Merck & Co., Inc.	18,908	1,628,357
Organon & Co.	1,909	44,671
Pfizer, Inc.	41,890	1,833,107
Viatris, Inc.	9,042	77,038
Zoetis, Inc.	3,494	518,125

		7,234,387

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 0.2%
Equifax, Inc.	914	$156,687
Nielsen Holdings PLC(a)	2,638	73,125
Robert Half International, Inc.	834	63,801
Verisk Analytics, Inc.	1,167	199,009

		492,622

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	2,407	162,497

Road & Rail — 1.0%
CSX Corp.	15,975	425,574
JB Hunt Transport Services, Inc.	614	96,042
Norfolk Southern Corp.	1,750	366,887
Old Dominion Freight Line, Inc.	684	170,159
Union Pacific Corp.	4,661	908,056

		1,966,718

Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc.(a)	12,049	763,425
Analog Devices, Inc.	3,880	540,639
Applied Materials, Inc.	6,493	531,972
Broadcom, Inc.	3,014	1,338,246
Enphase Energy, Inc.(a)	1,009	279,967
Intel Corp.	30,647	789,773
KLA Corp.	1,056	319,577
Lam Research Corp.	1,021	373,686
Microchip Technology, Inc.	4,124	251,688
Micron Technology, Inc.	8,225	412,073
Monolithic Power Systems, Inc.	333	121,012
NVIDIA Corp.	18,690	2,268,779
NXP Semiconductors N.V	1,957	288,677
ON Semiconductor Corp.(a)	3,247	202,386
Qorvo, Inc.(a)	774	61,463
QUALCOMM, Inc.	8,382	946,998
Skyworks Solutions, Inc.	1,201	102,409
SolarEdge Technologies, Inc.(a)	414	95,825
Teradyne, Inc.	1,175	88,301
Texas Instruments, Inc.	6,820	1,055,600

		10,832,496

Software — 9.6%
Adobe, Inc.(a)	3,493	961,274
ANSYS, Inc.(a)	652	144,548
Autodesk, Inc.(a)	1,621	302,803
Cadence Design Systems, Inc.(a)	2,040	333,397
Ceridian HCM Holding, Inc.(a)	1,147	64,094
Citrix Systems, Inc.(a)	919	95,484
Fortinet, Inc.(a)	4,905	240,983
Intuit, Inc.	2,105	815,309
Microsoft Corp.	55,665	12,964,378
NortonLifeLock, Inc.	4,402	88,656
Oracle Corp.	11,338	692,412
Paycom Software, Inc.(a)	363	119,786
PTC, Inc.(a)	786	82,216
Roper Technologies, Inc.	790	284,116
Salesforce, Inc.(a)	7,427	1,068,300
ServiceNow, Inc.(a)	1,508	569,436
Synopsys, Inc.(a)	1,145	349,809
Tyler Technologies, Inc.(a)	311	108,072

		19,285,073

Specialty Retail — 2.5%
Advance Auto Parts, Inc.	447	69,884

Security	Shares	Value

Specialty Retail (continued)
AutoZone, Inc.(a)	146	$312,722
Bath & Body Works, Inc.	1,711	55,778
Best Buy Co., Inc.	1,511	95,707
CarMax, Inc.(a)(c)	1,196	78,960
Home Depot, Inc.	7,671	2,116,736
Lowe’s Cos., Inc.	4,770	895,854
O’Reilly Automotive, Inc.(a)	474	333,388
Ross Stores, Inc.	2,612	220,113
TJX Cos., Inc.	8,745	543,239
Tractor Supply Co.	824	153,165
Ulta Beauty, Inc.(a)	385	154,458

		5,030,004

Technology Hardware, Storage & Peripherals — 8.0%
Apple Inc.	112,754	15,582,603
Hewlett Packard Enterprise Co.	9,705	116,266
HP, Inc.	6,821	169,979
NetApp, Inc.	1,640	101,434
Seagate Technology Holdings PLC	1,464	77,929
Western Digital Corp.(a)	2,335	76,004

		16,124,215

Textiles, Apparel & Luxury Goods — 0.5%
Nike, Inc., Class B	9,432	783,988
Ralph Lauren Corp.	315	26,753
Tapestry, Inc.	1,871	53,193
VF Corp.	2,475	74,027

		937,961

Trading Companies & Distributors — 0.2%
Fastenal Co.(c)	4,294	197,696
United Rentals, Inc.(a)	525	141,813

		339,509

Water Utilities — 0.1%
American Water Works Co., Inc.	1,363	177,408

Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.(a)	4,493	602,826

Total Long-Term Investments — 99.8% (Cost: $264,322,377)		200,653,224

Short-Term Securities(b)(d)

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(e)	359,160	359,268
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%	202,148	202,148

Total Short-Term Securities — 0.3% (Cost: $561,309)		561,416

Total Investments — 100.1% (Cost: $264,883,686)		201,214,640

Liabilities in Excess of Other Assets — (0.1)%		(138,657)

Net Assets — 100.0%		$201,075,983

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P 500 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$12,354	$345,627	(a)	$—		$1,177	$110	$359,268	359,160	$839	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	320,000	—		(117,852	)(a)	—	—	202,148	202,148	2,221		—
BlackRock, Inc.	719,848	147,069		(32,627)		(596)	(214,079)	619,615	1,126	10,053		—

						$581	$(213,969)	$1,181,031		$13,113		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-mini S&P 500 Index	27	12/16/22	$486	$(41,630)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$41,630	$—	$—	$—	$41,630

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(19,403)	$—	$—	$—	$(19,403)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(64,628)	$—	$—	$—	$(64,628)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$461,101

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P 500 ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$287,114	$—	$—	$287,114
Air Freight & Logistics	1,344,213	—	—	1,344,213
Airlines	444,960	—	—	444,960
Auto Components	213,544	—	—	213,544
Automobiles	5,952,580	—	—	5,952,580
Banks	7,199,670	—	—	7,199,670
Beverages	4,217,912	—	—	4,217,912
Biotechnology	5,033,441	—	—	5,033,441
Building Products	962,851	—	—	962,851
Capital Markets	6,682,801	—	—	6,682,801
Chemicals	3,799,874	—	—	3,799,874
Commercial Services & Supplies	1,135,293	—	—	1,135,293
Communications Equipment	1,851,222	—	—	1,851,222
Construction & Engineering	135,033	—	—	135,033
Construction Materials	307,975	—	—	307,975
Consumer Finance	1,155,045	—	—	1,155,045
Containers & Packaging	602,727	—	—	602,727
Distributors	342,541	—	—	342,541
Diversified Financial Services	3,597,026	—	—	3,597,026
Diversified Telecommunication Services	2,057,115	—	—	2,057,115
Electric Utilities	2,362,911	—	—	2,362,911
Electrical Equipment	1,184,585	—	—	1,184,585
Electronic Equipment, Instruments & Components	1,295,266	—	—	1,295,266
Energy Equipment & Services	704,474	—	—	704,474
Entertainment	3,087,679	—	—	3,087,679
Equity Real Estate Investment Trusts (REITs)	5,997,778	—	—	5,997,778
Food & Staples Retailing	2,210,699	—	—	2,210,699
Food Products	2,564,365	—	—	2,564,365
Gas Utilities	105,720	—	—	105,720
Health Care Equipment & Supplies	6,041,316	—	—	6,041,316
Health Care Providers & Services	8,181,697	—	—	8,181,697
Hotels, Restaurants & Leisure	4,269,221	—	—	4,269,221
Household Durables	677,924	—	—	677,924
Household Products	3,218,479	—	—	3,218,479
Industrial Conglomerates	506,733	—	—	506,733
Insurance	4,972,933	—	—	4,972,933
Interactive Media & Services	10,760,989	—	—	10,760,989
Internet & Direct Marketing Retail	7,722,510	—	—	7,722,510
IT Services	9,845,040	—	—	9,845,040
Leisure Products	64,454	—	—	64,454
Life Sciences Tools & Services	4,268,547	—	—	4,268,547
Machinery	3,629,383	—	—	3,629,383
Media	1,642,228	—	—	1,642,228
Metals & Mining	750,530	—	—	750,530
Multiline Retail	1,135,473	—	—	1,135,473
Multi-Utilities	918,781	—	—	918,781
Oil, Gas & Consumable Fuels	1,650,701	—	—	1,650,701
Personal Products	374,155	—	—	374,155
Pharmaceuticals	7,234,387	—	—	7,234,387
Professional Services	492,622	—	—	492,622
Real Estate Management & Development	162,497	—	—	162,497
Road & Rail	1,966,718	—	—	1,966,718
Semiconductors & Semiconductor Equipment	10,832,496	—	—	10,832,496

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P 500 ETF

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Software	$19,189,589	$95,484	$—	$19,285,073
Specialty Retail	5,030,004	—	—	5,030,004
Technology Hardware, Storage & Peripherals	16,124,215	—	—	16,124,215
Textiles, Apparel & Luxury Goods	937,961	—	—	937,961
Trading Companies & Distributors	339,509	—	—	339,509
Water Utilities	177,408	—	—	177,408
Wireless Telecommunication Services	602,826	—	—	602,826
Short-Term Securities
Money Market Funds	561,416	—	—	561,416

	$201,119,156	$95,484	$—	$201,214,640

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(41,630)	$—	$—	$(41,630)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) September 30, 2022	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Axon Enterprise, Inc.(a)	3,308	$382,901
Curtiss-Wright Corp.	1,881	261,760
Hexcel Corp.	4,145	214,380
Mercury Systems, Inc.(a)	2,825	114,695
Woodward, Inc.	2,947	236,526

		1,210,262

Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)	5,835	204,575

Airlines — 0.1%
JetBlue Airways Corp.(a)	16,053	106,431

Auto Components — 1.5%
Adient PLC(a)	4,671	129,620
Dana, Inc.	6,277	71,746
Fox Factory Holding Corp.(a)	2,070	163,696
Gentex Corp.	11,519	274,613
Goodyear Tire & Rubber Co.(a)(b)	13,854	139,787
Lear Corp.	2,909	348,178
Visteon Corp.(a)	1,387	147,105

		1,274,745

Automobiles — 0.5%
Harley-Davidson, Inc.	6,516	227,278
Thor Industries, Inc.	2,683	187,756

		415,034

Banks — 8.2%
Associated Banc-Corp.	7,426	149,114
Bank of Hawaii Corp.	1,983	150,946
Bank OZK	5,472	216,472
Cadence Bank	4,744	120,545
Cathay General Bancorp	3,661	140,802
Commerce Bancshares, Inc.	5,367	355,081
Cullen/Frost Bankers, Inc.	3,154	417,022
East West Bancorp, Inc.	6,934	465,549
First Financial Bankshares, Inc.	6,423	268,674
First Horizon Corp.	26,288	601,995
FNB Corp.	17,258	200,193
Fulton Financial Corp.	8,365	132,167
Glacier Bancorp, Inc.	5,425	266,530
Hancock Whitney Corp.	4,218	193,227
Home BancShares, Inc.	9,458	212,900
International Bancshares Corp.	2,604	110,670
Old National Bancorp	14,349	236,328
PacWest Bancorp	5,817	131,464
Pinnacle Financial Partners, Inc.	3,760	304,936
Prosperity Bancshares, Inc.	4,489	299,326
Synovus Financial Corp.	7,151	268,234
Texas Capital Bancshares, Inc.(a)	2,454	144,860
UMB Financial Corp.	2,140	180,381
Umpqua Holdings Corp.	10,795	184,487
United Bankshares, Inc.	6,594	235,735
Valley National Bancorp	20,678	223,322
Washington Federal, Inc.	3,213	96,326
Webster Financial Corp.	8,652	391,070
Wintrust Financial Corp.	2,995	244,242

		6,942,598

Beverages — 0.5%
Boston Beer Co., Inc., Class A, NVS(a)	467	151,145

Security	Shares	Value

Beverages (continued)
Celsius Holdings, Inc.(a)	1,974	$179,002
Coca-Cola Consolidated, Inc.	227	93,463

		423,610

Biotechnology — 2.0%
Arrowhead Pharmaceuticals, Inc.(a)	5,186	171,397
Exelixis, Inc.(a)	15,766	247,211
Halozyme Therapeutics, Inc.(a)	6,750	266,895
Neurocrine Biosciences, Inc.(a)	4,685	497,594
United Therapeutics Corp.(a)	2,239	468,802

		1,651,899

Building Products — 2.7%
Builders FirstSource, Inc.(a)(b)	7,646	450,502
Carlisle Cos., Inc.	2,534	710,559
Lennox International, Inc.	1,580	351,819
Owens Corning	4,715	370,646
Simpson Manufacturing Co., Inc.	2,127	166,757
Trex Co., Inc.(a)	5,402	237,364

		2,287,647

Capital Markets — 2.1%
Affiliated Managers Group, Inc.	1,885	210,837
Evercore, Inc., Class A	1,772	145,747
Federated Hermes, Inc.	4,166	137,978
Interactive Brokers Group, Inc., Class A	5,061	323,449
Janus Henderson Group PLC	6,519	132,401
Jefferies Financial Group, Inc.	9,151	269,955
SEI Investments Co.	5,067	248,536
Stifel Financial Corp.	5,221	271,022

		1,739,925

Chemicals — 2.3%
Ashland, Inc.	2,451	232,771
Avient Corp.	4,206	127,442
Cabot Corp.	2,758	176,209
Chemours Co.	7,600	187,340
Ingevity Corp.(a)	1,760	106,709
NewMarket Corp.	340	102,282
RPM International, Inc.	6,320	526,519
Scotts Miracle-Gro Co., Class A	2,027	86,654
Sensient Technologies Corp.	2,059	142,771
Valvoline, Inc.	8,725	221,092

		1,909,789

Commercial Services & Supplies — 1.6%
Brink’s Co.	2,339	113,301
Clean Harbors, Inc.(a)	2,465	271,101
IAA, Inc.(a)	6,579	209,541
MillerKnoll, Inc.	3,770	58,812
MSA Safety, Inc.	1,802	196,923
Stericycle, Inc.(a)	4,516	190,169
Tetra Tech, Inc.	2,612	335,720

		1,375,567

Communications Equipment — 1.0%
Calix, Inc.(a)	2,779	169,908
Ciena Corp.(a)	7,365	297,767
Lumentum Holdings, Inc.(a)	3,380	231,766
Viasat, Inc.(a)	3,751	113,393

		812,834

Construction & Engineering — 1.9%
AECOM	6,841	467,719
Dycom Industries, Inc.(a)	1,456	139,092
EMCOR Group, Inc.	2,418	279,231

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
MasTec, Inc.(a)	2,800	$177,800
MDU Resources Group, Inc.	9,962	272,461
Valmont Industries, Inc.	1,046	280,976

		1,617,279

Construction Materials — 0.2%
Eagle Materials, Inc.	1,856	198,926

Consumer Finance — 0.4%
Bread Financial Holdings, Inc.	1,896	59,629
Navient Corp.	5,446	80,002
SLM Corp.	12,369	173,042

		312,673

Containers & Packaging — 1.0%
AptarGroup, Inc.	3,213	305,332
Greif, Inc., Class A, NVS	1,304	77,679
Silgan Holdings, Inc.	4,120	173,205
Sonoco Products Co.	4,777	270,999

		827,215

Diversified Consumer Services — 1.2%
Graham Holdings Co., Class B	190	102,216
Grand Canyon Education, Inc.(a)	1,575	129,544
H&R Block, Inc.	7,818	332,577
Service Corp. International	7,724	445,984

		1,010,321

Diversified Financial Services — 0.3%
Voya Financial, Inc.	4,818	291,489

Diversified Telecommunication Services — 0.3%
Iridium Communications, Inc.(a)	6,220	275,981

Electric Utilities — 0.2%
Hawaiian Electric Industries, Inc.	5,363	185,882

Electrical Equipment — 2.5%
Acuity Brands, Inc.	1,603	252,424
EnerSys	2,000	116,340
Hubbell, Inc.	2,630	586,490
nVent Electric PLC	8,156	257,811
Regal Rexnord Corp.	3,257	457,153
SunPower Corp.(a)	4,153	95,685
Sunrun, Inc.(a)(b)	10,391	286,688
Vicor Corp.(a)	1,075	63,575

		2,116,166

Electronic Equipment, Instruments & Components — 3.3%
Arrow Electronics, Inc.(a)(b)	3,156	290,952
Avnet, Inc.	4,659	168,283
Belden, Inc.(b)	2,132	127,963
Cognex Corp.	8,543	354,107
Coherent Corp.(a)	6,350	221,298
IPG Photonics Corp.(a)	1,632	137,659
Jabil, Inc.	6,769	390,639
Littelfuse, Inc.	1,221	242,600
National Instruments Corp.	6,482	244,631
Novanta, Inc.(a)	1,754	202,850
TD SYNNEX Corp.	2,064	167,576
Vishay Intertechnology, Inc.	6,430	114,390
Vontier Corp.	7,738	129,302

		2,792,250

Energy Equipment & Services — 0.6%
ChampionX Corp.	9,942	194,565
NOV, Inc.	19,243	311,352

		505,917

Security	Shares	Value

Entertainment — 0.2%
World Wrestling Entertainment, Inc., Class A	2,162	$151,708

Equity Real Estate Investment Trusts (REITs) — 8.0%
Apartment Income REIT Corp.	7,554	291,735
Brixmor Property Group, Inc.	14,681	271,158
Corporate Office Properties Trust	5,508	127,951
Cousins Properties, Inc.	7,489	174,868
Douglas Emmett, Inc.	8,660	155,274
EastGroup Properties, Inc.	2,134	308,022
EPR Properties	3,711	133,076
First Industrial Realty Trust, Inc.	6,470	289,921
Highwoods Properties, Inc.	5,176	139,545
Independence Realty Trust, Inc.	10,867	181,805
JBG SMITH Properties	4,897	90,986
Kilroy Realty Corp.	5,153	216,993
Kite Realty Group Trust	10,734	184,839
Lamar Advertising Co., Class A	4,268	352,067
Life Storage, Inc.	4,134	457,882
Macerich Co.	10,676	84,767
Medical Properties Trust, Inc.	29,345	348,032
National Retail Properties, Inc.	8,677	345,865
National Storage Affiliates Trust	4,208	174,969
Omega Healthcare Investors, Inc.	11,469	338,221
Park Hotels & Resorts, Inc.	11,062	124,558
Pebblebrook Hotel Trust	6,537	94,852
Physicians Realty Trust	11,235	168,974
PotlatchDeltic Corp.	3,972	163,011
Rayonier, Inc.	7,173	214,975
Rexford Industrial Realty, Inc.	8,381	435,812
Sabra Health Care REIT, Inc.	11,381	149,319
SL Green Realty Corp.	3,170	127,307
Spirit Realty Capital, Inc.	6,679	241,513
STORE Capital Corp.	13,018	407,854

		6,796,151

Food & Staples Retailing — 0.9%
BJ’s Wholesale Club Holdings, Inc.(a)	6,623	482,221
Grocery Outlet Holding Corp.(a)	4,384	145,943
Sprouts Farmers Market, Inc.(a)	5,288	146,742

		774,906

Food Products — 1.7%
Darling Ingredients, Inc.(a)	7,857	519,741
Flowers Foods, Inc.	9,495	234,432
Ingredion, Inc.	3,210	258,469
Lancaster Colony Corp.	984	147,875
Pilgrim’s Pride Corp.(a)	2,246	51,703
Post Holdings, Inc.(a)(b)	2,676	219,191

		1,431,411

Gas Utilities — 1.3%
New Jersey Resources Corp.	4,714	182,432
ONE Gas, Inc.	2,652	186,674
Southwest Gas Holdings, Inc.	3,032	211,482
Spire, Inc.	2,572	160,313
UGI Corp.	10,303	333,096

		1,073,997

Health Care Equipment & Supplies — 4.0%
Enovis Corp.(a)	2,343	107,942
Envista Holdings Corp.(a)	8,004	262,611
Globus Medical, Inc., Class A(a)	3,788	225,651
Haemonetics Corp.(a)	2,514	186,112
ICU Medical, Inc.(a)	983	148,040
Integra LifeSciences Holdings Corp.(a)	3,575	151,437

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
LivaNova PLC(a)	2,661	$135,099
Masimo Corp.(a)	2,368	334,267
Neogen Corp.(a)	10,587	147,900
NuVasive, Inc.(a)	2,600	113,906
Omnicell, Inc.(a)	2,178	189,551
Penumbra, Inc.(a)	1,856	351,898
QuidelOrtho Corp.(a)	2,669	190,780
Shockwave Medical, Inc.(a)	1,760	489,403
STAAR Surgical Co.(a)	2,353	166,004
Tandem Diabetes Care, Inc.(a)	3,183	152,307

		3,352,908

Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc.(a)	4,450	347,901
Amedisys, Inc.(a)	1,596	154,477
Chemed Corp.	730	318,689
Encompass Health Corp.	4,888	221,084
HealthEquity, Inc.(a)	4,133	277,614
LHC Group, Inc.(a)	1,528	250,073
Option Care Health, Inc.(a)	7,461	234,798
Patterson Cos., Inc.	4,323	103,838
Progyny, Inc.(a)	3,539	131,155
R1 RCM, Inc.(a)	6,713	124,392
Tenet Healthcare Corp.(a)	5,285	272,600

		2,436,621

Hotels, Restaurants & Leisure — 2.8%
Boyd Gaming Corp.	4,029	191,982
Choice Hotels International, Inc.	1,427	156,285
Churchill Downs, Inc.	1,625	299,244
Cracker Barrel Old Country Store, Inc.	1,122	103,875
Light & Wonder, Inc.(a)	4,640	198,963
Marriott Vacations Worldwide Corp.	1,925	234,580
Papa John’s International, Inc.	1,593	111,526
Texas Roadhouse, Inc.	3,275	285,776
Travel + Leisure Co.	4,123	140,677
Wendy’s Co.	8,390	156,809
Wingstop, Inc.	1,465	183,740
Wyndham Hotels & Resorts, Inc.	4,425	271,474

		2,334,931

Household Durables — 1.5%
Helen of Troy Ltd.(a)	1,192	114,957
KB Home	4,157	107,749
Leggett & Platt, Inc.	6,524	216,727
Taylor Morrison Home Corp.(a)	5,592	130,406
Tempur Sealy International, Inc.	8,473	204,538
Toll Brothers, Inc.	5,260	220,920
TopBuild Corp.(a)	1,586	261,341

		1,256,638

Household Products — 0.1%
Energizer Holdings, Inc.	3,260	81,956

Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	2,203	189,899

Insurance — 4.9%
Alleghany Corp.(a)	659	553,145
American Financial Group, Inc.	3,435	422,265
Brighthouse Financial, Inc.(a)	3,534	153,446
CNO Financial Group, Inc.	5,629	101,153
First American Financial Corp.	5,126	236,309
Hanover Insurance Group, Inc.	1,746	223,732
Kemper Corp.	3,057	126,132
Kinsale Capital Group, Inc.	1,055	269,468

Security	Shares	Value

Insurance (continued)
Old Republic International Corp.	14,167	$296,515
Primerica, Inc.	1,842	227,395
Reinsurance Group of America, Inc.	3,283	413,034
RenaissanceRe Holdings Ltd.	2,151	301,979
RLI Corp.	1,994	204,146
Selective Insurance Group, Inc.	2,956	240,618
Unum Group	9,249	358,861

		4,128,198

Interactive Media & Services — 0.3%
TripAdvisor, Inc.(a)	4,982	110,003
Ziff Davis, Inc.(a)	2,323	159,079

		269,082

IT Services — 1.9%
Concentrix Corp.	2,105	234,981
Euronet Worldwide, Inc.(a)	2,319	175,687
Genpact Ltd.	8,306	363,554
Kyndryl Holdings, Inc.(a)	10,041	83,039
Maximus, Inc.	2,966	171,642
Sabre Corp.(a)	16,238	83,626
Western Union Co.	18,980	256,230
WEX, Inc.(a)	2,174	275,968

		1,644,727

Leisure Products — 0.9%
Brunswick Corp.	3,657	239,351
Polaris, Inc.	2,743	262,368
Topgolf Callaway Brands Corp.(a)	6,819	131,334
YETI Holdings, Inc.(a)	4,222	120,411

		753,464

Life Sciences Tools & Services — 1.6%
Azenta, Inc.	3,675	157,511
Bruker Corp.	4,962	263,284
Medpace Holdings, Inc.(a)	1,236	194,262
Repligen Corp.(a)(b)	2,528	473,014
Syneos Health, Inc.(a)	5,029	237,117

		1,325,188

Machinery — 4.7%
AGCO Corp.	3,033	291,684
Chart Industries, Inc.(a)	1,757	323,903
Crane Holdings Co.	2,336	204,493
Donaldson Co., Inc.	6,053	296,657
Esab Corp.	2,271	75,761
Flowserve Corp.	6,441	156,516
Graco, Inc.	8,285	496,686
ITT, Inc.	4,051	264,692
Kennametal, Inc.	4,010	82,526
Lincoln Electric Holdings, Inc.	2,837	356,668
Middleby Corp.(a)	2,640	338,369
Oshkosh Corp.	3,215	225,982
Terex Corp.	3,337	99,242
Timken Co.	3,289	194,183
Toro Co.	5,123	443,037
Watts Water Technologies, Inc., Class A	1,345	169,107

		4,019,506

Marine — 0.2%
Kirby Corp.(a)	2,948	179,150

Media — 0.9%
Cable One, Inc.	239	203,879
John Wiley & Sons, Inc., Class A	2,123	79,740

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
New York Times Co., Class A	8,106	$233,047
TEGNA, Inc.	11,047	228,452

		745,118

Metals & Mining — 3.0%
Alcoa Corp.	8,814	296,679
Cleveland-Cliffs, Inc.(a)(b)	25,342	341,357
Commercial Metals Co.	5,942	210,822
Reliance Steel & Aluminum Co.	2,954	515,207
Royal Gold, Inc.	3,216	301,725
Steel Dynamics, Inc.	8,499	603,004
United States Steel Corp.	11,673	211,515
Worthington Industries, Inc.	1,486	56,676

		2,536,985

Multiline Retail — 0.7%
Kohl’s Corp.	6,293	158,269
Macy’s, Inc.	13,272	207,972
Nordstrom, Inc.	5,579	93,337
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,864	147,782

		607,360

Oil, Gas & Consumable Fuels — 1.7%
DT Midstream, Inc.	4,767	247,360
Equitrans Midstream Corp.	21,297	159,301
HF Sinclair Corp.	7,147	384,794
Targa Resources Corp.	11,099	669,714

		1,461,169

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	3,635	186,076

Personal Products — 0.4%
BellRing Brands, Inc.(a)	6,664	137,345
Coty, Inc., Class A(a)	17,115	108,167
Nu Skin Enterprises, Inc., Class A	2,512	83,825

		329,337

Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC(a)	3,071	409,333
Perrigo Co. PLC	6,595	235,178

		644,511

Professional Services — 1.6%
ASGN, Inc.(a)	2,469	223,124
FTI Consulting, Inc.(a)	1,692	280,381
Insperity, Inc.	1,779	181,618
KBR, Inc.	6,812	294,415
ManpowerGroup, Inc.	2,547	164,765
Science Applications International Corp.	2,728	241,237

		1,385,540

Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(a)	2,347	354,561

Road & Rail — 1.9%
Avis Budget Group, Inc.(a)	1,419	210,665
Knight-Swift Transportation Holdings, Inc.	7,871	385,128
Landstar System, Inc.	1,791	258,566
Ryder System, Inc.	2,518	190,084
Saia, Inc.(a)	1,294	245,860
Werner Enterprises, Inc.	2,902	109,115
XPO Logistics, Inc.(a)	5,636	250,915

		1,650,333

Semiconductors & Semiconductor Equipment — 3.7%
Amkor Technology, Inc.	5,002	85,284
Cirrus Logic, Inc.(a)	2,751	189,269

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.(a)	4,879	$645,345
Lattice Semiconductor Corp.(a)	6,727	331,036
MACOM Technology Solutions Holdings, Inc.(a)	2,514	130,200
MKS Instruments, Inc.	2,801	231,475
Power Integrations, Inc.	2,821	181,447
Semtech Corp.(a)	3,175	93,377
Silicon Laboratories, Inc.(a)(b)	1,685	207,996
SiTime Corp.(a)	777	61,173
Synaptics, Inc.(a)	1,941	192,178
Universal Display Corp.	2,129	200,871
Wolfspeed, Inc.(a)	6,057	626,052

		3,175,703

Software — 3.1%
ACI Worldwide, Inc.(a)	5,610	117,249
Aspen Technology, Inc.(a)(b)	1,402	333,956
Blackbaud, Inc.(a)	2,190	96,491
CommVault Systems, Inc.(a)	2,195	116,423
Envestnet, Inc.(a)	1,507	66,911
Fair Isaac Corp.(a)	1,243	512,128
Manhattan Associates, Inc.(a)	3,085	410,398
NCR Corp.(a)	6,830	129,838
Paylocity Holding Corp.(a)	1,985	479,536
Qualys, Inc.(a)	1,671	232,921
Teradata Corp.(a)	5,059	157,133

		2,652,984

Specialty Retail — 2.9%
AutoNation, Inc.(a)	1,900	193,553
Five Below, Inc.(a)	2,718	374,187
Foot Locker, Inc.	3,952	123,026
GameStop Corp., Class A(a)(b)	12,365	310,732
Gap, Inc.	10,486	86,090
Lithia Motors, Inc.	1,349	289,428
Murphy USA, Inc.	1,052	289,205
RH(a)	983	241,887
Victoria’s Secret & Co.(a)	4,088	119,043
Williams-Sonoma, Inc.	3,369	397,037

		2,424,188

Technology Hardware, Storage & Peripherals — 0.1%
Xerox Holdings Corp.	5,512	72,097

Textiles, Apparel & Luxury Goods — 1.8%
Capri Holdings Ltd.(a)	6,762	259,931
Carter’s, Inc.	1,920	125,818
Columbia Sportswear Co.	1,695	114,073
Crocs, Inc.(a)	3,020	207,353
Deckers Outdoor Corp.(a)	1,300	406,393
Hanesbrands, Inc.	17,095	118,981
Skechers USA, Inc., Class A(a)	6,608	209,606
Under Armour, Inc., Class A(a)	9,284	61,739
Under Armour, Inc., Class C, NVS(a)	9,820	58,527

		1,562,421

Thrifts & Mortgage Finance — 0.7%
Essent Group Ltd.	5,316	185,369
MGIC Investment Corp.	14,970	191,915
New York Community Bancorp, Inc.	22,837	194,800

		572,084

Trading Companies & Distributors — 1.1%
GATX Corp.	1,735	147,735
MSC Industrial Direct Co., Inc., Class A	2,319	168,846

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Univar Solutions, Inc.(a)	8,207	$186,627
Watsco, Inc.	1,627	418,888

		922,096

Water Utilities — 0.6%
Essential Utilities, Inc.	11,734	485,553

Total Long-Term Investments — 99.7% (Cost: $100,755,116)		84,457,572

Short-Term Securities(c)(d)

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(e)	2,156,598	2,157,245
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%	101,120	101,119

Total Short-Term Securities — 2.6% (Cost: $2,257,445)		2,258,364

Total Investments — 102.3% (Cost: $103,012,561)		86,715,936

Liabilities in Excess of Other Assets — (2.3)%		(1,990,902)

Net Assets — 100.0%		$84,725,034

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$815,271	$1,340,817	(a)	$—	$349	$808	$2,157,245	2,156,598	$21,772	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	11,119	(a)	—	—	—	101,119	101,120	1,018		—

					$349	$808	$2,258,364		$22,790		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(4,490)	$—	$—	$—	$(4,490)

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P Mid-Cap ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$84,457,572	$—	$—	$84,457,572
Short-Term Securities
Money Market Funds	2,258,364	—	—	2,258,364

	$86,715,936	$—	$—	$86,715,936

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) September 30, 2022	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
AAR Corp.(a)	1,579	$56,560
AeroVironment, Inc.(a)	1,173	97,781
Kaman Corp.	1,315	36,728
National Presto Industries, Inc.	238	15,482
Park Aerospace Corp.	912	10,068
Triumph Group, Inc.(a)	3,050	26,200

		242,819

Air Freight & Logistics — 1.0%
Atlas Air Worldwide Holdings, Inc.(a)	1,210	115,640
Forward Air Corp.	1,261	113,818
Hub Group, Inc., Class A(a)	1,595	110,023

		339,481

Airlines — 0.4%
Allegiant Travel Co.(a)	726	52,983
Hawaiian Holdings, Inc.(a)	2,413	31,731
SkyWest, Inc.(a)	2,375	38,618
Sun Country Airlines Holdings, Inc.(a)	1,529	20,810

		144,142

Auto Components — 1.4%
American Axle & Manufacturing Holdings, Inc.(a)	5,378	36,732
Dorman Products, Inc.(a)	1,328	109,055
Gentherm, Inc.(a)	1,557	77,430
LCI Industries	1,194	121,143
Motorcar Parts of America, Inc.(a)	903	13,744
Patrick Industries, Inc.	1,020	44,717
Standard Motor Products, Inc.	874	28,405
XPEL, Inc.(a)	921	59,349

		490,575

Automobiles — 0.2%
Winnebago Industries, Inc.	1,491	79,336

Banks — 9.5%
Ameris Bancorp	2,840	126,976
Banc of California, Inc.	2,619	41,825
BancFirst Corp.	816	73,008
Bancorp, Inc.(a)	2,202	48,400
BankUnited, Inc.	2,029	69,331
Banner Corp.	908	53,645
Berkshire Hills Bancorp, Inc.	581	15,861
Brookline Bancorp, Inc.	1,924	22,415
Central Pacific Financial Corp.	464	9,600
City Holding Co.	428	37,959
Columbia Banking System, Inc.	3,273	94,557
Community Bank System, Inc.	2,371	142,450
Customers Bancorp, Inc.(a)	1,193	35,170
CVB Financial Corp.	5,705	144,451
Dime Community Bancshares, Inc.	1,522	44,564
Eagle Bancorp, Inc.	1,451	65,034
FB Financial Corp.	1,651	63,085
First BanCorp/Puerto Rico	6,475	88,578
First Bancorp/Southern Pines NC	1,473	53,882
First Commonwealth Financial Corp.	1,770	22,727
First Financial Bancorp	3,854	81,242
First Hawaiian, Inc.	5,995	147,657
Hanmi Financial Corp.	1,259	29,813
Heritage Financial Corp.	1,409	37,296
Hilltop Holdings, Inc.	2,153	53,502
HomeStreet, Inc.	461	13,281
Hope Bancorp, Inc.	3,221	40,713
Independent Bank Corp.	1,185	88,318

Security	Shares	Value

Banks (continued)
Independent Bank Group, Inc.	1,662	$102,030
Lakeland Financial Corp.	1,100	80,091
National Bank Holdings Corp., Class A	1,412	52,230
NBT Bancorp, Inc.	1,738	65,957
Northwest Bancshares, Inc.	5,563	75,156
OFG Bancorp	1,618	40,660
Pacific Premier Bancorp, Inc.	4,255	131,735
Park National Corp.	679	84,522
Pathward Financial, Inc.	1,023	33,718
Preferred Bank	107	6,980
Renasant Corp.	2,292	71,694
S&T Bancorp, Inc.	1,005	29,457
Seacoast Banking Corp. of Florida	2,543	76,875
ServisFirst Bancshares, Inc.(b)	2,295	183,600
Simmons First National Corp., Class A	3,595	78,335
Southside Bancshares, Inc.	1,418	50,140
Tompkins Financial Corp.	591	42,918
Triumph Bancorp, Inc.(a)	1,032	56,089
Trustmark Corp.	2,328	71,307
United Community Banks, Inc.	4,408	145,905
Veritex Holdings, Inc.	1,859	49,431
Westamerica Bancorp	1,103	57,676

		3,331,846

Beverages — 0.3%
MGP Ingredients, Inc.	723	76,754
National Beverage Corp.	1,096	42,240

		118,994

Biotechnology — 3.0%
Anika Therapeutics, Inc.(a)	685	16,303
Arcus Biosciences, Inc.(a)(b)	2,439	63,804
Avid Bioservices, Inc.(a)	2,903	55,505
Coherus Biosciences, Inc.(a)	3,029	29,109
Cytokinetics, Inc.(a)	4,420	214,149
Dynavax Technologies Corp.(a)	5,522	57,650
Eagle Pharmaceuticals, Inc.(a)	499	13,184
Emergent BioSolutions, Inc.(a)	2,083	43,722
Enanta Pharmaceuticals, Inc.(a)	915	47,461
Ironwood Pharmaceuticals, Inc.(a)	6,259	64,843
Ligand Pharmaceuticals, Inc.(a)	753	64,841
Myriad Genetics, Inc.(a)	3,786	72,237
Organogenesis Holdings, Inc.(a)	3,318	10,750
REGENXBIO, Inc.(a)	1,766	46,675
uniQure NV(a)	1,931	36,226
Vanda Pharmaceuticals, Inc.(a)	2,655	26,231
Vericel Corp.(a)	2,215	51,388
Vir Biotechnology, Inc.(a)	3,550	68,444
Xencor, Inc.(a)	2,803	72,822

		1,055,344

Building Products — 2.1%
AAON, Inc.	1,972	106,251
American Woodmark Corp.(a)	779	34,167
Apogee Enterprises, Inc.	1,040	39,749
Gibraltar Industries, Inc.(a)	1,485	60,781
Griffon Corp.	2,224	65,653
Insteel Industries, Inc.	916	24,302
PGT Innovations, Inc.(a)	2,814	58,981
Quanex Building Products Corp.	1,564	28,402
Resideo Technologies, Inc.(a)	6,840	130,370
UFP Industries, Inc.	2,893	208,759

		757,415

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets — 1.0%
B Riley Financial, Inc.	744	$33,123
Blucora, Inc.(a)	2,242	43,360
Brightsphere Investment Group, Inc.	1,517	22,619
Donnelley Financial Solutions, Inc.(a)(b)	1,200	44,364
Piper Sandler Cos	644	67,453
StoneX Group, Inc.(a)	809	67,098
Virtus Investment Partners, Inc.	321	51,206
WisdomTree Investments, Inc.	5,230	24,476

		353,699

Chemicals — 3.0%
AdvanSix, Inc.	1,315	42,211
American Vanguard Corp.	1,362	25,469
Balchem Corp.	1,508	183,343
FutureFuel Corp.	1,240	7,490
Hawkins, Inc.	888	34,623
HB Fuller Co.	2,496	150,010
Innospec, Inc.	1,164	99,720
Koppers Holdings, Inc.	981	20,385
Livent Corp.(a)(b)	8,415	257,920
Quaker Chemical Corp.	640	92,403
Stepan Co.	995	93,202
Tredegar Corp.	1,181	11,149
Trinseo PLC	1,642	30,081

		1,048,006

Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	3,136	119,889
Brady Corp., Class A, NVS	2,192	91,472
CoreCivic, Inc.(a)	5,522	48,815
Deluxe Corp.	2,023	33,683
GEO Group, Inc.(a)	5,611	43,205
Harsco Corp.(a)	3,729	13,946
Healthcare Services Group, Inc.	3,477	42,037
HNI Corp.	1,941	51,456
Interface, Inc.	2,759	24,803
KAR Auction Services, Inc.(a)	5,438	60,743
Matthews International Corp., Class A	1,437	32,203
Pitney Bowes, Inc.	1,838	4,283
UniFirst Corp.	709	119,275
Viad Corp.(a)	968	30,569

		716,379

Communications Equipment — 1.7%
ADTRAN Holdings, Inc.	3,308	64,770
Clearfield, Inc.(a)(b)	537	56,192
Comtech Telecommunications Corp.	1,292	12,933
Digi International, Inc.(a)	1,647	56,937
Extreme Networks, Inc.(a)	6,069	79,322
Harmonic, Inc.(a)	4,932	64,461
NETGEAR, Inc.(a)	1,349	27,034
NetScout Systems, Inc.(a)	3,188	99,848
Viavi Solutions, Inc.(a)	10,696	139,583

		601,080

Construction & Engineering — 1.4%
Arcosa, Inc.	2,270	129,799
Comfort Systems USA, Inc.	1,680	163,514
Granite Construction, Inc.	2,070	52,557
MYR Group, Inc.(a)	782	66,259
NV5 Global, Inc.(a)	584	72,311

		484,440

Consumer Finance — 0.7%
Encore Capital Group, Inc.(a)	1,121	50,983

Security	Shares	Value

Consumer Finance (continued)
Enova International, Inc.(a)	1,503	$43,993
Green Dot Corp., Class A(a)	875	16,607
LendingTree, Inc.(a)	510	12,169
PRA Group, Inc.(a)	1,830	60,134
PROG Holdings, Inc.(a)	2,369	35,488
World Acceptance Corp.(a)(b)	171	16,556

		235,930

Containers & Packaging — 0.3%
Myers Industries, Inc.	1,712	28,197
O-I Glass, Inc.(a)	7,311	94,677

		122,874

Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.(a)	2,122	77,347
Frontdoor, Inc.(a)	3,826	78,012
Perdoceo Education Corp.(a)	3,181	32,765
Strategic Education, Inc.	1,053	64,665
Stride, Inc.(a)(b)	1,908	80,193
WW International, Inc.(a)	2,511	9,868

		342,850

Diversified Telecommunication Services — 0.4%
ATN International, Inc.	503	19,401
Cogent Communications Holdings, Inc.	2,003	104,476
Consolidated Communications Holdings, Inc.(a)	3,467	14,423

		138,300

Electrical Equipment — 0.4%
AZZ, Inc.	1,164	42,498
Encore Wire Corp.(b)	898	103,755
Powell Industries, Inc.	426	8,980

		155,233

Electronic Equipment, Instruments & Components — 4.5%
Advanced Energy Industries, Inc.	1,754	135,777
Arlo Technologies, Inc.(a)	4,114	19,089
Badger Meter, Inc.	1,374	126,944
Benchmark Electronics, Inc.	1,651	40,912
CTS Corp.	1,496	62,308
ePlus, Inc.(a)	1,263	52,465
Fabrinet(a)	1,727	164,842
FARO Technologies, Inc.(a)	858	23,543
Insight Enterprises, Inc.(a)	1,433	118,094
Itron, Inc.(a)(b)	2,119	89,231
Knowles Corp.(a)	4,302	52,355
Methode Electronics, Inc.	1,725	64,084
OSI Systems, Inc.(a)	744	53,613
PC Connection, Inc.	530	23,898
Plexus Corp.(a)	1,301	113,916
Rogers Corp.(a)	879	212,612
Sanmina Corp.(a)	2,714	125,061
ScanSource, Inc.(a)	1,184	31,269
TTM Technologies, Inc.(a)	4,798	63,238

		1,573,251

Energy Equipment & Services — 1.8%
Archrock, Inc.	6,284	40,343
Bristow Group, Inc.(a)	1,102	25,886
Core Laboratories NV	2,175	29,319
DMC Global, Inc.(a)	871	13,919
Dril-Quip, Inc.(a)	1,614	31,505
Helix Energy Solutions Group, Inc.(a)	6,696	25,847
Helmerich & Payne, Inc.	4,943	182,743
Nabors Industries Ltd.(a)	420	42,609
Oil States International, Inc.(a)	3,000	11,670

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc.	10,180	$118,902
ProPetro Holding Corp.(a)	4,115	33,126
RPC, Inc.	3,907	27,075
US Silica Holdings, Inc.(a)	3,547	38,840

		621,784

Entertainment — 0.2%
Cinemark Holdings, Inc.(a)	5,038	61,010
Marcus Corp.	1,145	15,904

		76,914

Equity Real Estate Investment Trusts (REITs) — 7.2%
Acadia Realty Trust	4,035	50,922
Agree Realty Corp.	3,748	253,290
Alexander & Baldwin, Inc.	3,413	56,588
American Assets Trust, Inc.	2,444	62,860
Armada Hoffler Properties, Inc.	3,179	32,998
Brandywine Realty Trust	8,055	54,371
CareTrust REIT, Inc.	4,555	82,491
Centerspace	722	48,605
Chatham Lodging Trust(a)	2,291	22,612
Community Healthcare Trust, Inc.	1,095	35,861
DiamondRock Hospitality Co.	9,903	74,372
Diversified Healthcare Trust	11,227	11,116
Easterly Government Properties, Inc.	4,264	67,243
Elme Communities	4,103	72,049
Essential Properties Realty Trust, Inc.	6,630	128,953
Four Corners Property Trust, Inc.	3,824	92,503
Franklin Street Properties Corp.	4,314	11,346
Getty Realty Corp.	1,722	46,305
Global Net Lease, Inc.	4,868	51,844
Hersha Hospitality Trust, Class A	1,543	12,313
Industrial Logistics Properties Trust	3,072	16,896
Innovative Industrial Properties, Inc.	1,313	116,200
iStar, Inc.	4,008	37,114
LTC Properties, Inc.	1,902	71,230
LXP Industrial Trust	13,141	120,372
NexPoint Residential Trust, Inc.	1,072	49,537
Office Properties Income Trust	2,275	31,964
Orion Office REIT, Inc.	2,659	23,266
Retail Opportunity Investments Corp.	5,847	80,455
RPT Realty	3,998	30,225
Safehold, Inc.	817	21,618
Saul Centers, Inc.	605	22,687
Service Properties Trust	7,753	40,238
SITE Centers Corp.	8,743	93,637
Summit Hotel Properties, Inc.	5,019	33,728
Sunstone Hotel Investors, Inc.	9,968	93,899
Tanger Factory Outlet Centers, Inc.	4,900	67,032
Uniti Group, Inc.	11,139	77,416
Universal Health Realty Income Trust	596	25,753
Urban Edge Properties	5,514	73,557
Urstadt Biddle Properties, Inc., Class A	1,416	21,962
Veris Residential, Inc.(a)	3,720	42,296
Whitestone REIT	2,179	18,434
Xenia Hotels & Resorts, Inc.	5,369	74,038

		2,552,196

Food & Staples Retailing — 0.9%
Andersons, Inc.	1,494	46,359
Chefs’ Warehouse, Inc.(a)	1,599	46,323
PriceSmart, Inc.	1,176	67,726

Security	Shares	Value

Food & Staples Retailing (continued)
SpartanNash Co.	1,696	$49,218
United Natural Foods, Inc.(a)	2,737	94,070

		303,696

Food Products — 2.1%
B&G Foods, Inc.	3,365	55,489
Calavo Growers, Inc.	833	26,448
Cal-Maine Foods, Inc.	1,782	99,061
Fresh Del Monte Produce, Inc.	1,437	33,396
Hostess Brands, Inc.(a)	6,408	148,922
J & J Snack Foods Corp.	703	91,017
John B Sanfilippo & Son, Inc.	419	31,731
Seneca Foods Corp., Class A(a)	261	13,165
Simply Good Foods Co.(a)	4,005	128,120
Tootsie Roll Industries, Inc.	834	27,755
TreeHouse Foods, Inc.(a)	2,368	100,451

		755,555

Gas Utilities — 0.8%
Chesapeake Utilities Corp.	280	32,309
Northwest Natural Holding Co.	1,635	70,926
South Jersey Industries, Inc.	5,750	192,165

		295,400

Health Care Equipment & Supplies — 3.5%
AngioDynamics, Inc.(a)(b)	1,830	37,442
Artivion, Inc.(a)	1,893	26,199
Avanos Medical, Inc.(a)	2,183	47,546
BioLife Solutions, Inc.(a)	1,600	36,400
Cardiovascular Systems, Inc.(a)	1,915	26,542
CONMED Corp.(b)	1,430	114,643
Cutera, Inc.(a)	836	38,121
Glaukos Corp.(a)	2,235	118,991
Heska Corp.(a)	477	34,783
Inogen, Inc.(a)	1,074	26,077
Integer Holdings Corp.(a)	1,555	96,768
Lantheus Holdings, Inc.(a)	3,227	226,955
LeMaitre Vascular, Inc.	907	45,967
Meridian Bioscience, Inc.(a)	2,054	64,763
Merit Medical Systems, Inc.(a)	2,665	150,599
Mesa Laboratories, Inc.	235	33,095
OraSure Technologies, Inc.(a)	3,409	12,920
Orthofix Medical, Inc.(a)	939	17,944
Surmodics, Inc.(a)	658	20,003
Varex Imaging Corp.(a)	1,873	39,595
Zynex, Inc.	1,046	9,487

		1,224,840

Health Care Providers & Services — 3.9%
AdaptHealth Corp.(a)	3,599	67,589
Addus HomeCare Corp.(a)	755	71,906
AMN Healthcare Services, Inc.(a)	2,032	215,311
Apollo Medical Holdings, Inc.(a)(b)	1,842	71,838
Community Health Systems, Inc.(a)	5,882	12,646
CorVel Corp.(a)	433	59,940
Covetrus, Inc.(a)	4,929	102,918
Cross Country Healthcare, Inc.(a)	1,705	48,371
Ensign Group, Inc.	2,596	206,382
Fulgent Genetics, Inc.(a)	952	36,290
Hanger, Inc.(a)	1,785	33,415
Joint Corp.(a)	681	10,699
ModivCare, Inc.(a)	594	59,210
Owens & Minor, Inc.	3,580	86,278
Pediatrix Medical Group, Inc.(a)	3,960	65,380
Pennant Group, Inc.(a)	1,318	13,720

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
RadNet, Inc.(a)	2,287	$46,540
Select Medical Holdings Corp.	4,848	107,141
US Physical Therapy, Inc.	611	46,448

		1,362,022

Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.(a)	5,202	79,226
Computer Programs and Systems, Inc.(a)	693	19,321
HealthStream, Inc.(a)	1,134	24,109
NextGen Healthcare, Inc.(a)	2,587	45,790
OptimizeRx Corp.(a)	846	12,538
Simulations Plus, Inc.	751	36,453

		217,437

Hotels, Restaurants & Leisure — 1.9%
BJ’s Restaurants, Inc.(a)	1,101	26,259
Bloomin’ Brands, Inc.	4,192	76,839
Brinker International, Inc.(a)	2,058	51,409
Cheesecake Factory, Inc.	2,280	66,758
Chuy’s Holdings, Inc.(a)	885	20,514
Dave & Buster’s Entertainment, Inc.(a)	1,999	62,029
Dine Brands Global, Inc.	736	46,780
El Pollo Loco Holdings, Inc.(a)	938	8,367
Golden Entertainment, Inc.(a)	1,030	35,937
Jack in the Box, Inc.	989	73,255
Monarch Casino & Resort, Inc.(a)	621	34,863
Ruth’s Hospitality Group, Inc.	1,447	24,397
Shake Shack, Inc., Class A(a)	1,752	78,805
Six Flags Entertainment Corp.(a)	3,473	61,472

		667,684

Household Durables — 2.5%
Cavco Industries, Inc.(a)	388	79,835
Century Communities, Inc.	1,349	57,710
Ethan Allen Interiors, Inc.	1,070	22,620
Green Brick Partners, Inc.(a)	1,275	27,259
Installed Building Products, Inc.	1,107	89,656
iRobot Corp.(a)	1,278	71,990
La-Z-Boy, Inc.	2,037	45,975
LGI Homes, Inc.(a)	962	78,278
M/I Homes, Inc.(a)	1,303	47,208
MDC Holdings, Inc.	2,673	73,294
Meritage Homes Corp.(a)	1,717	120,653
Sonos, Inc.(a)	5,974	83,039
Tri Pointe Homes, Inc.(a)	4,772	72,105
Tupperware Brands Corp.(a)	1,802	11,803
Universal Electronics, Inc.(a)	560	11,015

		892,440

Household Products — 0.6%
Central Garden & Pet Co.(a)	457	16,470
Central Garden & Pet Co., Class A, NVS(a)	1,946	66,475
WD-40 Co.	640	112,474

		195,419

Insurance — 2.5%
Ambac Financial Group, Inc.(a)	2,111	26,915
American Equity Investment Life Holding Co.	3,333	124,288
AMERISAFE, Inc.	905	42,291
Assured Guaranty Ltd.	2,906	140,796
Employers Holdings, Inc.	794	27,385
Genworth Financial, Inc., Class A(a)	14,070	49,245
HCI Group, Inc.	333	13,054
Horace Mann Educators Corp.	1,098	38,748
James River Group Holdings Ltd.	1,685	38,435

Security	Shares	Value

Insurance (continued)
Palomar Holdings, Inc.(a)	1,185	$99,208
ProAssurance Corp.	1,419	27,685
Safety Insurance Group, Inc.	587	47,876
SiriusPoint Ltd.(a)	3,989	19,745
Stewart Information Services Corp.	1,207	52,673
Trupanion, Inc.(a)	1,645	97,762
United Fire Group, Inc.	1,016	29,190
Universal Insurance Holdings, Inc.	1,297	12,775

		888,071

Interactive Media & Services — 0.6%
Cars.com, Inc.(a)	2,963	34,074
QuinStreet, Inc.(a)	2,419	25,400
Shutterstock, Inc.	1,131	56,742
Yelp, Inc.(a)	3,299	111,869

		228,085

Internet & Direct Marketing Retail — 0.1%
Liquidity Services, Inc.(a)	1,270	20,650
PetMed Express, Inc.	987	19,266

		39,916

IT Services — 1.0%
CSG Systems International, Inc.	1,506	79,637
EVERTEC, Inc.	3,097	97,091
Perficient, Inc.(a)	1,625	105,658
TTEC Holdings, Inc.	887	39,303
Unisys Corp.(a)(b)	3,182	24,024

		345,713

Life Sciences Tools & Services — 0.1%
NeoGenomics, Inc.(a)	5,906	50,851

Machinery — 4.5%
3D Systems Corp.(a)	6,117	48,814
Alamo Group, Inc.	483	59,056
Albany International Corp., Class A	1,460	115,092
Astec Industries, Inc.	1,073	33,467
Barnes Group, Inc.	2,372	68,503
CIRCOR International, Inc.(a)	956	15,764
Enerpac Tool Group Corp.	2,730	48,676
EnPro Industries, Inc.	977	83,026
ESCO Technologies, Inc.	1,214	89,156
Federal Signal Corp.(b)	2,846	106,213
Franklin Electric Co., Inc.	1,826	149,203
Greenbrier Cos., Inc.	1,530	37,133
Hillenbrand, Inc.	3,261	119,744
John Bean Technologies Corp.	1,496	128,656
Lindsay Corp.	515	73,789
Proto Labs, Inc.(a)	1,291	47,031
SPX Technologies, Inc.(a)	2,123	117,232
Standex International Corp.	562	45,887
Tennant Co.	873	49,377
Titan International, Inc.(a)	2,388	28,990
Trinity Industries, Inc.	3,850	82,198
Wabash National Corp.	2,279	35,461

		1,582,468

Marine — 0.3%
Matson, Inc.	1,830	112,582

Media — 0.6%
AMC Networks, Inc., Class A(a)	1,313	26,654
EW Scripps Co., Class A(a)	2,718	30,632
Gannett Co., Inc.(a)	6,586	10,077
Scholastic Corp.	1,419	43,648

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
TechTarget, Inc.(a)	1,274	$75,421
Thryv Holdings, Inc.(a)	1,439	32,852

		219,284

Metals & Mining — 1.7%
Arconic Corp.(a)	4,819	82,116
ATI, Inc.(a)	6,099	162,294
Carpenter Technology Corp.	2,267	70,594
Century Aluminum Co.(a)	2,402	12,683
Compass Minerals International, Inc.	1,604	61,802
Haynes International, Inc.	585	20,545
Kaiser Aluminum Corp.	748	45,890
Materion Corp.	964	77,120
Olympic Steel, Inc.	450	10,265
SunCoke Energy, Inc.	3,915	22,746
TimkenSteel Corp.(a)	1,931	28,946

		595,001

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Apollo Commercial Real Estate Finance, Inc.	6,073	50,406
ARMOUR Residential REIT, Inc.	5,382	26,210
Ellington Financial, Inc.	2,674	30,403
Franklin BSP Realty Trust, Inc.	3,933	42,358
Granite Point Mortgage Trust, Inc.	2,457	15,823
Invesco Mortgage Capital, Inc.	1,550	17,205
KKR Real Estate Finance Trust, Inc.	2,731	44,379
New York Mortgage Trust, Inc.	17,734	41,498
PennyMac Mortgage Investment Trust	4,252	50,089
Ready Capital Corp.	4,780	48,469
Redwood Trust, Inc.	5,482	31,467
Two Harbors Investment Corp.	16,171	53,688

		451,995

Multiline Retail — 0.1%
Big Lots, Inc.	1,358	21,198

Multi-Utilities — 0.4%
Avista Corp.	3,328	123,303
Unitil Corp.	752	34,930

		158,233

Oil, Gas & Consumable Fuels — 1.1%
Dorian LPG Ltd.	1,489	20,206
Green Plains, Inc.(a)	1,983	57,646
Par Pacific Holdings, Inc.(a)	2,599	42,649
PBF Energy, Inc., Class A(a)	5,037	177,101
REX American Resources Corp.(a)	738	20,605
World Fuel Services Corp.	2,907	68,140

		386,347

Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	786	29,554
Mercer International, Inc.	1,901	23,382
Sylvamo Corp.	1,554	52,681

		105,617

Personal Products — 0.9%
Edgewell Personal Care Co.	2,433	90,994
elf Beauty, Inc.(a)	2,338	87,956
Inter Parfums, Inc.	838	63,236
Medifast, Inc.	517	56,022
USANA Health Sciences, Inc.(a)	523	29,314

		327,522

Pharmaceuticals — 1.9%
Amphastar Pharmaceuticals, Inc.(a)	1,795	50,439
ANI Pharmaceuticals, Inc.(a)	566	18,191

Security	Shares	Value

Pharmaceuticals (continued)
Cara Therapeutics, Inc.(a)(b)	2,119	$19,834
Collegium Pharmaceutical, Inc.(a)	1,602	25,664
Corcept Therapeutics, Inc.(a)	4,475	114,739
Harmony Biosciences Holdings, Inc.(a)	1,389	61,519
Innoviva, Inc.(a)	2,945	34,191
Nektar Therapeutics(a)	8,798	28,154
Pacira BioSciences, Inc.(a)(b)	2,151	114,412
Phibro Animal Health Corp., Class A	955	12,692
Prestige Consumer Healthcare, Inc.(a)	2,336	116,403
Supernus Pharmaceuticals, Inc.(a)	2,512	85,031

		681,269

Professional Services — 1.3%
Exponent, Inc.	2,400	210,408
Forrester Research, Inc.(a)	527	18,977
Heidrick & Struggles International, Inc.	927	24,093
Kelly Services, Inc., Class A, NVS	1,624	22,070
Korn Ferry	2,564	120,380
Resources Connection, Inc.	1,492	26,960
TrueBlue, Inc.(a)	1,535	29,288

		452,176

Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.(a)	5,370	43,550
Douglas Elliman, Inc., NVS	3,167	12,985
Marcus & Millichap, Inc.	1,182	38,746
RE/MAX Holdings, Inc., Class A	881	16,660
St Joe Co.	1,604	51,376

		163,317

Road & Rail — 0.5%
ArcBest Corp.	1,152	83,785
Heartland Express, Inc.	2,187	31,296
Marten Transport Ltd.	2,701	51,751

		166,832

Semiconductors & Semiconductor Equipment — 3.4%
Alpha & Omega Semiconductor Ltd.(a)(b)	1,041	32,021
Axcelis Technologies, Inc.(a)	1,551	93,929
CEVA, Inc.(a)	1,091	28,617
Cohu, Inc.(a)	2,264	58,366
Diodes, Inc.(a)	2,135	138,583
FormFactor, Inc.(a)	3,621	90,706
Ichor Holdings Ltd.(a)	1,349	32,659
Kulicke & Soffa Industries, Inc.(b)	2,726	105,033
MaxLinear, Inc.(a)	3,383	110,353
Onto Innovation, Inc.(a)	2,332	149,365
PDF Solutions, Inc.(a)	1,383	33,925
Photronics, Inc.(a)	2,892	42,281
Rambus, Inc.(a)	5,189	131,904
SMART Global Holdings, Inc.(a)	2,347	37,247
Ultra Clean Holdings, Inc.(a)	2,133	54,925
Veeco Instruments, Inc.(a)	2,414	44,224

		1,184,138

Software — 2.7%
8x8, Inc.(a)	5,632	19,430
A10 Networks, Inc.	3,111	41,283
Adeia, Inc.	4,838	68,409
Agilysys, Inc.(a)	928	51,365
Alarm.com Holdings, Inc.(a)	2,335	151,448
Cerence, Inc.(a)	1,849	29,122
Consensus Cloud Solutions, Inc.(a)	828	39,164
Digital Turbine, Inc.(a)	4,223	60,854
Ebix, Inc.	1,103	20,924

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
InterDigital, Inc.	1,392	$56,265
LivePerson, Inc.(a)	3,259	30,700
LiveRamp Holdings, Inc.(a)	3,152	57,240
OneSpan, Inc.(a)	1,653	14,232
Progress Software Corp.	2,040	86,802
SPS Commerce, Inc.(a)	1,691	210,073

		937,311

Specialty Retail — 4.0%
Aaron’s Co., Inc.	1,444	14,036
Abercrombie & Fitch Co., Class A(a)	2,368	36,822
America’s Car-Mart, Inc.(a)	279	17,025
Asbury Automotive Group, Inc.(a)	1,039	156,993
Bed Bath & Beyond, Inc.(a)(b)	3,266	19,890
Boot Barn Holdings, Inc.(a)	1,399	81,786
Buckle, Inc.	1,388	43,944
Caleres, Inc.	1,725	41,779
Cato Corp., Class A	753	7,184
Chico’s FAS, Inc.(a)	5,875	28,435
Children’s Place, Inc.(a)	619	19,121
Conn’s, Inc.(a)	598	4,234
Designer Brands, Inc., Class A	2,646	40,510
Genesco, Inc.(a)	612	24,064
Group 1 Automotive, Inc.	741	105,867
Guess?, Inc.	1,567	22,988
Haverty Furniture Cos., Inc.	610	15,189
Hibbett, Inc.	607	30,235
LL Flooring Holdings, Inc.(a)	1,377	9,543
MarineMax, Inc.(a)	1,011	30,118
Monro, Inc.	1,512	65,711
National Vision Holdings, Inc.(a)	3,704	120,936
ODP Corp.(a)	2,009	70,616
Rent-A-Center, Inc.	2,501	43,792
Sally Beauty Holdings, Inc.(a)	5,024	63,302
Shoe Carnival, Inc.	803	17,216
Signet Jewelers Ltd.	2,184	124,903
Sleep Number Corp.(a)	1,031	34,858
Sonic Automotive, Inc., Class A	870	37,671
Urban Outfitters, Inc.(a)	2,828	55,570
Zumiez, Inc.(a)	731	15,738

		1,400,076

Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.(a)	1,799	20,419
Diebold Nixdorf, Inc.(a)	3,526	8,603

		29,022

Textiles, Apparel & Luxury Goods — 1.0%
G-III Apparel Group Ltd.(a)	2,038	30,468
Kontoor Brands, Inc.	2,314	77,773
Movado Group, Inc.	753	21,220
Oxford Industries, Inc.	703	63,115
Steven Madden Ltd.	3,486	92,972
Unifi, Inc.(a)	601	5,715
Wolverine World Wide, Inc.	3,697	56,897

		348,160

Security	Shares	Value

Thrifts & Mortgage Finance — 2.0%
Axos Financial, Inc.(a)	2,497	$85,472
Capitol Federal Financial, Inc.	5,661	46,986
Flagstar Bancorp, Inc.	2,115	70,641
Mr Cooper Group, Inc.(a)	3,364	136,242
NMI Holdings, Inc., Class A(a)	3,977	81,011
Northfield Bancorp, Inc.	2,000	28,620
Provident Financial Services, Inc.	1,475	28,763
TrustCo Bank Corp.	527	16,558
Walker & Dunlop, Inc.	1,442	120,739
WSFS Financial Corp.	1,754	81,491

		696,523

Trading Companies & Distributors — 1.4%
Applied Industrial Technologies, Inc.	1,805	185,518
Boise Cascade Co.	1,852	110,120
DXP Enterprises, Inc.(a)	743	17,594
GMS, Inc.(a)	2,002	80,100
NOW, Inc.(a)	5,204	52,300
Veritiv Corp.(a)	656	64,137

		509,769

Water Utilities — 0.8%
American States Water Co.	1,735	135,243
California Water Service Group	2,552	134,465

		269,708

Wireless Telecommunication Services — 0.4%
Gogo, Inc.(a)	1,926	23,343
Shenandoah Telecommunications Co.	2,351	40,014
Telephone & Data Systems, Inc.	4,701	65,344

		128,701

Total Long-Term Investments — 96.5% (Cost: $40,690,564)		33,977,266

Short-Term Securities(c)(d)

Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(e)	1,133,232	1,133,572
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%	1,355,345	1,355,345

Total Short-Term Securities — 7.1% (Cost: $2,488,595)		2,488,917

Total Investments — 103.6% (Cost: $43,179,159)		36,466,183
Liabilities in Excess of Other Assets — (3.6)%		(1,253,063)

Net Assets — 100.0%		$35,213,120

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$405,593	$727,591	(a)	$—	$132	$256	$1,133,572	1,133,232	$1,162	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	760,000	595,345	(a)	—	—	—	1,355,345	1,355,345	8,711		—

					$132	$256	$2,488,917		$9,873		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$585,411	$(41,998	)(c)	$543,694	1.7%
	Monthly	HSBC Bank PLC(d)	02/10/23	426,880	(29,910	)(e)	397,476	1.2
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	242,959	(17,304	)(g)	225,750	0.7

					$(89,212)		$1,166,920

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(281) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(506) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(95) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Ameris Bancorp	157	$8,540	1.6%
Bancorp, Inc.	432	9,957	1.8
BankUnited, Inc.	1,465	51,426	9.5
Berkshire Hills Bancorp, Inc.	815	22,905	4.2
Brookline Bancorp, Inc.	290	3,705	0.7

	Shares	Value	% of Basket Value

Banks
Central Pacific Financial Corp.	11	$228	0.0%
City Holding Co.	164	15,166	2.8
Columbia Banking System, Inc.	241	8,118	1.5
Customers Bancorp, Inc.	198	6,161	1.1
CVB Financial Corp.	397	11,774	2.2
Eagle Bancorp, Inc.	39	2,465	0.5
First Bancorp	292	5,321	1.0
First Bancorp	146	5,999	1.1
First Commonwealth Financial Corp.	262	3,980	0.7
First Financial Bancorp	497	11,510	2.1
Hanmi Financial Corp.	172	4,073	0.8

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P Small-Cap ETF

	Shares	Value	% of Basket Value

Banks
Heritage Financial Corp.	221	$6,194	1.1%
HomeStreet, Inc.	68	2,161	0.4
Hope Bancorp, Inc.	1,271	16,836	3.1
Independent Bank Corp.	267	21,688	4.0
Lakeland Financial Corp.	64	5,606	1.0
NBT Bancorp, Inc.	239	9,905	1.8
OFG Bancorp	196	5,554	1.0
Preferred Bank	328	21,722	4.0
S&T Bancorp, Inc.	129	4,221	0.8
Simmons First National Corp., Class A	814	19,175	3.5
Southside Bancshares, Inc.	2	495	0.1
Triumph Bancorp, Inc.	37	2,011	0.4
Trustmark Corp.	441	14,457	2.7
United Community Banks, Inc.	517	18,933	3.5
Verites Holdings, Inc.	150	4,520	0.8
Westamerica Bancorp	136	7,791	1.4

		332,597

Commercial Services & Supplies
Pitney Bowes, Inc.	887	2,263	0.4

Consumer Finance
Green Dot Corp., Class A	79	1,841	0.3

Equity Real Estate Investment Trusts (REITs)
Getty Realty Corp.	173	5,674	1.1

Gas Utilities
Chesapeake Utilities Corp.	91	11,539	2.1

Insurance
Employers Holdings, Inc.	125	4,656	0.9
Genworth Financial, Inc., Class A	1,078	4,431	0.8
Horace Mann Educators Corp.	259	9,881	1.8
James River Group Holdings Ltd.	184	1,391	0.2
ProAssurance Corp.	531	10,770	2.0
Safety Insurance Group, Inc.	81	7,993	1.5

		39,122

Oil, Gas & Consumable Fuels
Green Plains, Inc.	97	2,820	0.5

Specialty Retail
Haverty Furniture Cos, Inc.	18	448	0.1

Thrifts & Mortgage Finance
Capitol Federal Financial, Inc.	324	3,245	0.6
Provident Financial Services, Inc.	1,795	35,763	6.6
TrustCo Bank Corp.	164	5,373	1.0
WSFS Financial Corp.	1,021	48,969	9.0

		93,350

Water Utilities
Middlesex Water Co.	693	54,040	9.9

Net Value of Reference Entity — Goldman Sachs Bank USA		$543,694

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Ameris Bancorp	13	$581	0.1%
BankUnited, Inc.	124	4,237	1.1
Banner Corp.	680	41,179	10.4
Berkshire Hills Bancorp, Inc.	730	19,929	5.0
Brookline Bancorp, Inc.	1,358	15,821	4.0
Central Pacific	57	1,179	0.3
City Holding Co.	98	8,692	2.2
Community Bank System, Inc.	11	661	0.2
Customers Bancorp, Inc.	30	884	0.2
First Bancorp	80	1,095	0.3
First Bancorp	38	1,390	0.3
First Commonwealth Financial Corp.	761	9,771	2.5
First Financial Bancorp	54	1,138	0.3
Heritage Financial Corp.	5	132	0.0
HomeStreet, Inc.	47	1,354	0.3
Hope Bancorp, Inc.	1,056	13,348	3.4
Independent Bank Corp.	242	18,036	4.5
Lakeland Financial Corp.	13	947	0.2
NBT Bancorp, Inc.	12	455	0.1
Northwest Bancshares, Inc.	328	4,431	1.1
OFG Bancorp	394	9,901	2.5
Pacific Premier Bancorp, Inc.	154	4,768	1.2
Preferred Bank	47	3,066	0.8
Renasant Corp.	306	10,479	2.6
S&T Bancorp, Inc.	689	20,195	5.1
Simmons First National Corp., Class A	1,413	30,789	7.7
Trustmark Corp.	73	2,236	0.6
Verites Holdings, Inc.	10	266	0.1
Westamerica Bancorp	11	575	0.1

		227,535

Commercial Services & Supplies
GEO Group, Inc.	169	1,656	0.4
Pitney Bowes, Inc.	4,783	11,144	2.8

		12,800

Consumer Finance
Green Dot Corp., Class A	205	3,891	1.0

Equity Real Estate Investment Trusts (REITs)
Getty Realty Corp.	15	403	0.1

Gas Utilities
Chesapeake Utilities Corp.	453	52,272	13.2

Insurance
Employers Holdings, Inc.	353	12,175	3.1
Genworth Financial, Inc., Class A	2,408	8,428	2.1
Horace Mann Educators Corp.	542	19,127	4.8
ProAssurance Corp.	563	10,984	2.8
Safety Insurance Group, Inc.	7	571	0.1
Stewart Information Services Corp.	56	2,881	0.7

		54,166

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P Small-Cap ETF

	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels
Green Plains, Inc.	357	$11,250	2.8%

Thrifts & Mortgage Finance
Flagstar Bancorp, Inc.	369	12,993	3.3
Provident Financial Services Inc.	214	4,173	1.0
TrustCo Bank Corp.	200	6,284	1.6
WSFS Financial Corp.	41	1,905	0.5

		25,355

Water Utilities
Middlesex Water Co.	127	9,804	2.5

Net Value of Reference Entity — HSBC Bank PLC		$397,476

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Ameris Bancorp	17	$760	0.3%
Central Pacific Financial Corp.	743	15,600	6.9
Columbia Banking System, Inc.	138	3,987	1.8
Community Bank System, Inc.	113	6,789	3.0
First Bancorp	1,882	25,746	11.4
First Commonwealth Financial Corp.	1,543	19,812	8.8

	Shares	Value	% of Basket Value

Banks
HomeStreet, Inc.	252	$7,260	3.2%
Independent Bank Corp.	437	32,570	14.4
Pathward Financial, Inc.	330	11,239	5.0
Preferred Bank	153	9,980	4.4
Seacoast Banking Corp. of Florida	308	10,278	4.6
Simmons First National Corp., Class A	136	2,964	1.3
Triumph Bancorp, Inc.	10	544	0.3
Veritex Holdings, Inc.	495	13,162	5.8

		160,691

Consumer Finance
Green Dot Corp., Class A	1,069	20,290	9.0

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	387	5,326	2.3
Getty Realty Corp.	49	1,317	0.6

		6,643

Insurance
Genworth Financial, Inc., Class A	5,905	20,667	9.2

Multi-Utilities
Avista Corp.	60	3,631	1.6

Oil, Gas & Consumable Fuels
Green Plains, Inc.	260	7,558	3.3

Thrifts & Mortgage Finance
Capitol Federal Financial, Inc.	11	91	0.1
WSFS Financial Corp.	133	6,179	2.7

		6,270

Net Value of Reference Entity — JPMorgan Chase Bank NA		$225,750

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$—	$—	$—	$(89,212)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	$—	$—	$89,212	$—	$—	$—	$89,212

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P Small-Cap ETF

For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Swaps	$—	$—	$(3,574)	$—	$—	$—	$(3,574)

Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$(104,197)	$—	$—	$—	$(104,197)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps
Average notional amount	$1,169,040

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Swaps — OTC(a)	$—	$89,212

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$89,212

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$—	$89,212

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.

The following tables present the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)

Goldman Sachs Bank USA	$41,998	$—	$—	$—	$41,998
HSBC Bank PLC	29,910	—	—	—	29,910
JPMorgan Chase Bank N.A	17,304	—	—	—	17,304

	$89,212	$—	$—	$—	$89,212

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares® ESG Screened S&P Small-Cap ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$33,977,266	$—	$—	$33,977,266
Short-Term Securities
Money Market Funds	2,488,917	—	—	2,488,917

	$36,466,183	$—	$—	$36,466,183

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(89,212)	$—	$(89,212)

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

September 30, 2022

	iShares ESG Screened S&P 500 ETF	iShares ESG Screened S&P Mid-Cap ETF	iShares ESG Screened S&P Small-Cap ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$200,033,609	$84,457,572	$33,977,266
Investments, at value — affiliated(c)	1,181,031	2,258,364	2,488,917
Cash	72,927	7,090	4,593
Cash pledged for futures contracts	30,000	—	—
Receivables:
Investments sold	5,662	535,335	353,823
Securities lending income — affiliated	114	1,958	279
Swaps	—	—	48,415
Dividends — unaffiliated	135,667	90,849	45,805
Dividends — affiliated	717	232	3,054

Total assets	201,459,727	87,351,400	36,922,152

LIABILITIES
Collateral on securities loaned	363,822	2,617,814	1,133,560
Payables:
Investments purchased	—	—	422,692
Swaps	—	—	56,493
Investment advisory fees	14,498	8,552	3,562
Other accrued expenses	—	—	3,513
Variation margin on futures contracts	5,424	—	—

Unrealized depreciation on OTC swaps	—	—	89,212

Total liabilities	383,744	2,626,366	1,709,032

NET ASSETS	$201,075,983	$84,725,034	$35,213,120

NET ASSETS CONSIST OF:

Paid-in capital	$266,201,959	$102,865,458	$43,371,486

Accumulated loss	(65,125,976)	(18,140,424)	(8,158,366)

NET ASSETS	$201,075,983	$84,725,034	$35,213,120

NET ASSET VALUE

Shares outstanding	$7,500,000	$2,850,000	$1,150,000

Net asset value	$26.81	$29.73	$30.62

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$263,371,702	$100,755,116	$40,690,564
(b) Securities loaned, at value	$322,124	$2,081,692	$1,102,638
(c) Investments, at cost — affiliated	$1,511,984	$2,257,445	$2,488,595

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Operations (unaudited)

Six Months Ended September 30, 2022

	iShares ESG Screened S&P 500 ETF	iShares ESG Screened S&P Mid-Cap ETF	iShares ESG Screened S&P Small-Cap ETF

INVESTMENT INCOME
Dividends — unaffiliated	$1,592,458	$669,856	$238,416
Dividends — affiliated	12,274	1,018	8,711
Securities lending income — affiliated — net	839	21,772	1,162
Foreign taxes withheld	(485)	—	(175)

Total investment income	1,605,086	692,646	248,114

EXPENSES
Investment advisory	87,676	46,910	18,143

Total expenses	87,676	46,910	18,143

Net investment income	1,517,410	645,736	229,971

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,256,883)	(1,620,492)	(638,926)
Investments — affiliated	581	349	132
Futures contracts	(19,403)	(4,490)	—
In-kind redemptions — unaffiliated(a)	571,726	903,685	—
In-kind redemptions — affiliated(a)	2,055	—	—
Swaps	—	—	(3,574)

	(701,924)	(720,948)	(642,368)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(51,470,605)	(15,557,762)	(5,544,466)
Investments — affiliated	(213,969)	808	256
Futures contracts	(64,628)	—	—
Swaps	—	—	(104,197)

	(51,749,202)	(15,556,954)	(5,648,407)

Net realized and unrealized loss	(52,451,126)	(16,277,902)	(6,290,775)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(50,933,716)	$(15,632,166)	$(6,060,804)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares ESG Screened S&P 500 ETF		iShares ESG Screened S&P Mid-Cap ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,517,410	$2,155,766	$645,736	$586,448
Net realized gain (loss)	(701,924)	27,890,630	(720,948)	1,134,234
Net change in unrealized appreciation (depreciation)	(51,749,202)	(13,278,031)	(15,556,954)	(2,007,608)

Net increase (decrease) in net assets resulting from operations	(50,933,716)	16,768,365	(15,632,166)	(286,926)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,456,937)	(2,164,851)	(606,058)	(598,577)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	25,052,632	183,536,895	24,297,078	57,811,412

NET ASSETS
Total increase (decrease) in net assets	(27,338,021)	198,140,409	8,058,854	56,925,909
Beginning of period	228,414,004	30,273,595	76,666,180	19,740,271

End of period	$201,075,983	$228,414,004	$84,725,034	$76,666,180

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets  (continued)

	iShares ESG Screened S&P Small-Cap ETF

	Six Months Ended 09/30/22 (unaudited)	Year Ended 03/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$229,971	$167,343
Net realized gain (loss)	(642,368)	1,351,582
Net change in unrealized appreciation (depreciation)	(5,648,407)	(2,333,805)

Net decrease in net assets resulting from operations	(6,060,804)	(814,880)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(201,034)	(297,928)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	16,859,024	16,027,431

NET ASSETS
Total increase in net assets	10,597,186	14,914,623
Beginning of period	24,615,934	9,701,311

End of period	$35,213,120	$24,615,934

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Screened S&P 500 ETF

	Six Months Ended 09/30/22 (unaudited	)	Year Ended 03/31/22	Period from 09/22/20 to 03/31/21	(a)

Net asset value, beginning of period	$34.35		$30.27	$25.29

Net investment income(b)	0.21		0.39	0.21
Net realized and unrealized gain (loss)(c)	(7.55)		4.07	4.91

Net increase (decrease) from investment operations	(7.34)		4.46	5.12

Distributions from net investment income(d)	(0.20)		(0.38)	(0.14)

Net asset value, end of period	$26.81		$34.35	$30.27

Total Return(e)
Based on net asset value	(21.39	)%(f)	14.74%	20.27	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.08	%(h)	0.08%	0.08	%(h)

Net investment income	1.38	%(h)	1.12%	1.37	%(h)

Supplemental Data
Net assets, end of period (000)	$201,076		$228,414	$30,274

Portfolio turnover rate(i)	2%		3%	6%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Screened S&P Mid-Cap ETF

	Six Months Ended 09/30/22 (unaudited	)	Year Ended 03/31/22	Period from 09/22/20 to 03/31/21	(a)

Net asset value, beginning of period	$36.51		$35.89	$25.19

Net investment income(b)	0.27		0.46	0.22
Net realized and unrealized gain (loss)(c)	(6.82)		0.58	10.66

Net increase (decrease) from investment operations	(6.55)		1.04	10.88

Distributions from net investment income(d)	(0.23)		(0.42)	(0.18)

Net asset value, end of period	$29.73		$36.51	$35.89

Total Return(e)
Based on net asset value	(17.96	)%(f)	2.88%	43.29	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.12	%(h)	0.12%	0.12	%(h)

Net investment income	1.65	%(h)	1.23%	1.29	%(h)

Supplemental Data
Net assets, end of period (000)	$84,725		$76,666	$19,740

Portfolio turnover rate(i)	10%		26%	11%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Screened S&P Small-Cap ETF

	Six Months Ended 09/30/22 (unaudited	)	Year Ended 03/31/22	Period from 09/22/20 to 03/31/21	(a)

Net asset value, beginning of period	$37.87		$38.81	$25.18

Net investment income(b)	0.26		0.39	0.20
Net realized and unrealized gain (loss)(c)	(7.31)		(0.55)	13.69

Net increase (decrease) from investment operations	(7.05)		(0.16)	13.89

Distributions from net investment income(d)	(0.20)		(0.78)	(0.26)

Net asset value, end of period	$30.62		$37.87	$38.81

Total Return(e)
Based on net asset value	(18.63	)%(f)	(0.47)%	55.32	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.12	%(h)	0.12%	0.12	%(h)

Net investment income	1.52	%(h)	1.00%	1.13	%(h)

Supplemental Data
Net assets, end of period (000)	$35,214		$24,616	$9,701

Portfolio turnover rate(i)	13%		34%	18%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Screened S&P 500	Non-Diversified
ESG Screened S&P Mid-Cap	Non-Diversified
ESG Screened S&P Small-Cap	Non-Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdiction in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

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Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

ESG Screened S&P 500
Barclays Capital, Inc.	$44,821	$(44,821)	$—		$—
BNP Paribas SA	3,419	(3,419)	—		—
Toronto-Dominion Bank	78,168	(78,168)	—		—
UBS AG	195,716	(195,716)	—		—

	$322,124	$(322,124)	$—		$—

ESG Screened S&P Mid-Cap
Barclays Bank PLC	$8,167	$(8,167)	$—		$—
Barclays Capital, Inc.	8,814	(8,814)	—		—
BofA Securities, Inc.	129,624	(129,624)	—		—
Citigroup Global Markets, Inc.	87,251	(87,251)	—		—
HSBC Bank PLC	267,904	(267,904)	—		—
J.P. Morgan Securities LLC	831,538	(831,538)	—		—
Jefferies LLC	13,351	(13,351)	—		—
UBS AG	735,043	(735,043)	—		—

	$2,081,692	$(2,081,692)	$—		$—

ESG Screened S&P Small-Cap
Barclays Bank PLC	$250	$(250)	$—		$—
BNP Paribas SA	16,169	(16,169)	—		—
BofA Securities, Inc.	2,553	(2,553)	—		—
Goldman Sachs & Co. LLC	703,679	(703,679)	—		—
J.P. Morgan Securities LLC	120,725	(120,725)	—		—
Jefferies LLC	112,018	(112,018)	—		—
Toronto-Dominion Bank	102,698	(102,698)	—		—
UBS AG	32,846	(32,846)	—		—
UBS Securities LLC	11,700	(11,700)	—		—

	$1,102,638	$(1,102,638)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained to an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received

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Notes to Financial Statements (unaudited) (continued)

are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid. Total return swaps are entered into by the iShares EGS Screened S&P Small-Cap ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of the agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

ESG Screened S&P 500	0.08%
ESG Screened S&P Mid-Cap	0.12
ESG Screened S&P Small-Cap	0.12

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Prior to September 12, 2022, ETF Services were performed by State Street Bank and Trust Company.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

ESG Screened S&P 500	$352
ESG Screened S&P Mid-Cap	5,459
ESG Screened S&P Small-Cap	400

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Loss

ESG Screened S&P 500	$1,229,949	$825,077	$(324,907)
ESG Screened S&P Mid-Cap	645,482	1,469,094	(870,180)
ESG Screened S&P Small-Cap	890,679	222,807	(54,467)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

ESG Screened S&P 500	$3,780,660	$3,670,627
ESG Screened S&P Mid-Cap	8,012,968	7,924,716
ESG Screened S&P Small-Cap	5,335,153	3,667,371

For the six months ended September 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Screened S&P 500	$33,928,772	$8,984,022
ESG Screened S&P Mid-Cap	29,233,550	5,104,886
ESG Screened S&P Small-Cap	14,637,005	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts

ESG Screened S&P Mid-Cap	$322,579
ESG Screened S&P Small-Cap	296,856

As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Screened S&P 500	$265,634,537	$2,005,653	$(66,467,180)	$(64,461,527)
ESG Screened S&P Mid-Cap	103,852,511	1,967,800	(19,104,375)	(17,136,575)
ESG Screened S&P Small-Cap	43,571,185	727,347	(7,921,561)	(7,194,214)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/22		Year Ended 03/31/22

iShares ETF	Shares	Amount	Shares	Amount

ESG Screened S&P 500
Shares sold	1,150,000	$34,067,552	15,950,000	$540,500,596
Shares redeemed	(300,000)	(9,014,920)	(10,300,000)	(356,963,701)

	850,000	$25,052,632	5,650,000	$183,536,895

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 09/30/22		Year Ended 03/31/22

iShares ETF	Shares	Amount	Shares	Amount

ESG Screened S&P Mid-Cap
Shares sold	900,000	$29,451,829	1,850,000	$68,955,535
Shares redeemed	(150,000)	(5,154,751)	(300,000)	(11,144,123)

	750,000	$24,297,078	1,550,000	$57,811,412

ESG Screened S&P Small-Cap
Shares sold	500,000	$16,859,024	700,000	$27,779,582
Shares redeemed	—	—	(300,000)	(11,752,151)

	500,000	$16,859,024	400,000	$16,027,431

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Board Review and Approval of Investment Advisory Contract

iShares ESG Screened S&P 500 ETF, iShares ESG Screened S&P Mid-Cap ETF, iShares ESG Screened S&P Small-Cap ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the

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Board Review and Approval of Investment Advisory Contract  (continued)

revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	49

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

ESG Screened S&P Small-Cap(a)	$0.203770	$—	$—	$0.203770	100%	—%	0%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	51

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

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Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representations regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-315-0922

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: November 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: November 21, 2022

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: November 21, 2022